UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07572

Principal Investors Fund, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080

(Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-247-6783

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)	99	$—

TOTAL COMMON STOCKS		$—

PREFERRED STOCKS (2.30%)
Cable TV (0.07%)
Comcast Corp 6.63%	39,900	923
Comcast Corp 7.00%	35,900	872

		1,795

Commercial Banks (0.17%)
ASBC Capital I	11,600	286
BancorpSouth Capital Trust I	6,800	170
Barclays Bank PLC 7.10%	49,100	1,241
Royal Bank of Scotland Group PLC — Series L	31,097	690
Royal Bank of Scotland Group PLC — Series P (b)	3,000	72
Royal Bank of Scotland Group PLC — Series Q	4,164	103
Royal Bank of Scotland Group PLC — Series R	18,000	423
Royal Bank of Scotland Group PLC — Series S	26,900	663
VNB Capital Trust I	26,222	656
Zions Capital Trust B	15,600	396

		4,700

Diversified Financial Services (0.09%)
Citigroup Capital IX	6,500	144
Citigroup Capital X	2,000	44
Citigroup Capital XI	13,200	291
Citigroup Capital XIX	12,600	314
Citigroup Capital XVI	9,900	229
General Electric Capital Corp 6.00%	50,600	1,270
General Electric Capital Corp 6.10%	1,900	48
General Electric Capital Corp 6.45%	1,200	32

		2,372

Electric — Integrated (0.21%)
Alabama Power Co — Series 2007B (b)	59,400	1,476
FPL Group Capital Inc 7.45%	72,800	1,900
Georgia Power Co 5.90% (b)	6,400	158
Georgia Power Co 6.375%	7,700	203
Gulf Power Co	2,300	56
PPL Capital Funding Inc	20,400	505
PPL Energy Supply LLC	29,700	758
Xcel Energy Inc	24,200	613

		5,669

Fiduciary Banks (0.04%)
BNY Capital V	45,300	1,054

Finance — Consumer Loans (0.05%)
HSBC Finance Corp 6.88%	52,700	1,286

Finance — Credit Card (0.01%)
Capital One Capital II	12,400	295

Finance — Investment Banker & Broker (0.15%)
Bear Stearns Capital Trust III	15,800	394
Citigroup Inc (a)	20,000	524
JP Morgan Chase Capital XI	16,700	383
JP Morgan Chase Capital XII	3,000	71
JP Morgan Chase Capital XIV	22,400	535
Lehman Brothers Holdings Capital Trust 6.00% (b)	12,000	275
Lehman Brothers Holdings Capital Trust 6.24%	3,200	74
Morgan Stanley Capital Trust III	13,400	304
Morgan Stanley Capital Trust IV	62,400	1,388
Morgan Stanley Capital Trust V	3,900	83
Morgan Stanley Capital Trust VII	2,000	48

		4,079

Finance — Other Services (0.05%)
ABN AMRO Capital Funding Trust VII	50,500	1,150
National Rural Utilities Cooperative Finance Corp 6.10%	4,800	113
National Rural Utilities Cooperative Finance Corp 6.75%	3,900	97

		1,360

Financial Guarantee Insurance (0.00%)
Financial Security Assurance Holdings Ltd 6.875%	1,200	29

Investment Companies (0.02%)
Allied Capital Corp	29,400	612

Investment Management & Advisory Services (0.02%)
Deutsche Bank Contingent Capital Trust	25,700	629

Life & Health Insurance (0.10%)
Delphi Financial Group Inc 7.375%	9,100	202
Delphi Financial Group Inc 8.00%	21,800	506
Lincoln National Capital VI	2,000	49
Lincoln National Corp	3,400	84
PLC Capital Trust III	30,900	762
PLC Capital Trust IV	7,400	179
PLC Capital Trust V	22,800	493
Protective Life Corp	16,300	407
Torchmark Capital Trust III	1,300	33

		2,715

Money Center Banks (0.11%)
JPMChase Capital XVI	35,600	869
Santander Finance Preferred SA Unipersonal 6.50%	2,100	47

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Money Center Banks (continued)
Santander Finance Preferred SA Unipersonal 6.80% (a)	79,100	$1,847
UBS Preferred Funding Trust IV	4,900	102

		2,865

Multi-Line Insurance (0.18%)
Aegon NV 6.375%	22,900	546
Aegon NV 6.50% (b)	6,500	155
Aegon NV 7.25%	40,639	1,020
American International Group Inc 6.45%	67,600	1,609
ING Groep NV 6.13%	22,000	519
ING Groep NV 6.375%	12,600	298
ING Groep NV 7.05%	1,200	30
ING Groep NV 7.20%	2,300	57
ING Groep NV 7.375% (b)	27,200	697

		4,931

Multimedia (0.02%)
Viacom Inc	25,400	615

Property & Casualty Insurance (0.08%)
Berkley W R Capital Trust	64,900	1,557
Markel Corp	20,000	503

		2,060

Regional Banks (0.32%)
BAC Capital Trust IV	4,300	95
BAC Capital Trust V	18,800	428
BAC Capital Trust VIII	68,200	1,581
Fifth Third Capital Trust V (b)	39,500	995
KeyCorp Capital IX	41,600	940
Keycorp Capital V	17,300	377
National City Capital Trust II	24,900	514
PNC Capital Trust D (b)	36,500	839
USB Capital VI	9,600	211
USB Capital VII	10,500	234
USB Capital XI	5,600	138
Wachovia Capital Trust IV	1,000	24
Wachovia Capital Trust IX	6,000	142
Wachovia Corp 7.25%	9,600	243
Wachovia Corp 8.00% (a)	20,000	527
Wells Fargo Capital IX	3,000	66
Wells Fargo Capital VII	14,600	334
Wells Fargo Capital VIII	1,300	29
Wells Fargo Capital XI	45,600	1,096

		8,813

Reinsurance (0.04%)
Everest Re Capital Trust	4,500	99
PartnerRe Ltd 6.50%	9,300	226
PartnerRe Ltd 6.75% (b)	6,900	169
RenaissanceRe Holdings Ltd — Series C	4,800	101
RenaissanceRe Holdings Ltd — Series D	24,200	547

		1,142

REITS — Apartments (0.03%)
BRE Properties Inc — Series C	19,800	426
BRE Properties Inc — Series D	2,600	56
Equity Residential	3,000	67
UDR Inc	7,100	150

		699

REITS — Diversified (0.09%)
Duke Realty Corp 6.60%	54,600	1,215
Duke Realty Corp 6.95%	6,000	142
PS Business Parks Inc — Series H	20,000	436
PS Business Parks Inc — Series I	1,400	30
PS Business Parks Inc — Series M	8,500	192
PS Business Parks Inc — Series P	14,900	308
Vornado Realty Trust — Series F	4,000	90

		2,413

REITS — Office Property (0.02%)
HRPT Properties Trust — Series B	24,200	603

REITS — Shopping Centers (0.12%)
Kimco Realty Corp	38,599	959
Regency Centers Corp 7.45% (a)	20,100	481
Weingarten Realty Investors 6.50% (b)	84,500	1,940

		3,380

REITS — Single Tenant (0.02%)
Realty Income Corp — Series D	20,700	448

REITS — Storage (0.05%)
Public Storage Inc 6.63% (b)	8,800	200
Public Storage Inc 6.95%	3,000	71
Public Storage Inc 7.25%	38,500	944

		1,215

REITS — Warehouse & Industrial (0.07%)
AMB Property Corp — Series P	80,400	1,818
First Industrial Realty Trust Inc — Series K	1,400	31

		1,849

Sovereign Agency (0.03%)
Tennessee Valley Authority — Series A	19,000	473
Tennessee Valley Authority — Series D	10,600	263

		736

Special Purpose Entity (0.10%)
Corporate-Backed Trust Certificates 6.00%	9,900	219
Corporate-Backed Trust Certificates 6.30%	3,100	74
CORTS Trust for AIG	1,700	38
CORTS Trust for Aon Capital (b)	2,800	71
CORTS Trust for First Union Institutional Capital I	17,800	467

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Special Purpose Entity (continued)
CORTS Trust for General Electric Capital	2,000	$49
CORTS Trust for Goldman Sachs Capital I	2,000	45
CORTS Trust for SunAmerica	6,900	166
Merrill Lynch Capital Trust I (b)	36,000	851
PreferredPlus TR-CCR1 — Series GSC3	22,700	505
PreferredPlus TR-CCR1 — Series GSG1	1,500	34
SATURNS — Series AIG	3,400	74
SATURNS — Series CSFB	1,900	45
SATURNS — Series GS 5.63%	2,500	54
SATURNS — Series GS 6.00%	2,400	54

		2,746

Telephone — Integrated (0.02%)
AT&T Inc	25,300	631

Television (0.02%)
CBS Corp 6.75%	26,100	615

TOTAL PREFERRED STOCKS		$62,356

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (82.22%)
Advertising Agencies (0.04%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014	$1,300	1,073

Advertising Services (0.05%)
RH Donnelley Corp
8.88%, 10/15/2017 (c)(d)	1,590	1,348

Aerospace & Defense Equipment (0.14%)
GenCorp Inc
9.50%, 8/15/2013	1,410	1,417
Goodrich Corp
6.80%, 7/1/2036	2,270	2,473

		3,890

Agricultural Operations (0.54%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	7,564	7,605
Cargill Inc
5.20%, 1/22/2013 (d)	6,900	6,957

		14,562

Airlines (0.32%)
American Airlines Inc
7.25%, 2/5/2009	3,150	3,119
Continental Airlines Inc
5.98%, 4/19/2022	1,870	1,708
Delta Air Lines Inc
7.11%, 9/18/2011	1,000	995
Northwest Airlines Inc
7.03%, 11/1/2019	1,250	1,204
Southwest Airlines Co
6.15%, 8/1/2022 (c)	1,530	1,535

		8,561

Appliances (0.06%)
Whirlpool Corp
5.49%, 6/15/2009 (e)	1,600	1,605

Asset Backed Securities (5.52%)
Ameriquest Mortgage Securities Inc
3.68%, 3/25/2035 (e)	255	244
3.61%, 7/25/2035 (e)	338	336
Carrington Mortgage Loan Trust
3.66%, 12/25/2035 (e)	6,172	5,997
Chase Funding Mortgage Loan Asset-Backed Certificates
3.68%, 7/25/2033 (e)(f)	4,526	4,394
3.88%, 9/25/2033 (e)	895	810
3.61%, 12/25/2033 (e)	69	67
CNH Equipment Trust
4.74%, 6/15/2010 (e)(f)	4,275	4,280
5.09%, 9/15/2010 (e)(f)	2,885	2,885
CNH Wholesale Master Note Trust
4.64%, 6/15/2011 (e)	650	610
Countrywide Asset-Backed Certificates
4.45%, 1/25/2034 (e)	50	45
3.90%, 6/25/2035 (e)	2,800	2,553
4.04%, 12/25/2035 (e)	2,600	1,573
3.67%, 2/25/2036 (e)(f)	9,516	9,345
3.63%, 4/25/2036 (e)(f)	11,150	10,805
3.54%, 2/25/2037 (e)(f)	7,775	6,969
3.55%, 6/25/2037 (e)	4,032	3,257
3.51%, 11/25/2037 (e)	5,320	4,640
Countrywide Home Equity Loan Trust
4.47%, 12/15/2035 (e)	1,347	1,148
4.44%, 5/15/2036 (e)(f)	5,256	4,501
First Franklin Mortgage Loan Asset Backed Certificates
3.76%, 10/25/2034 (e)(f)	68	65
3.45%, 3/25/2036 (e)(f)	2,140	2,123
First-Citizens Home Equity Loan LLC
4.45%, 9/15/2022 (d)(e)	1,287	1,202
Ford Credit Floorplan Master Owner Trust
4.69%, 6/15/2011 (e)	2,515	2,440
GMAC Mortgage Corp Loan Trust
3.56%, 8/25/2035 (e)	2,225	2,053
3.59%, 11/25/2036 (e)(f)	15,325	12,513
Great America Leasing Receivables
5.39%, 9/15/2011 (d)	1,295	1,332
Indymac Residential Asset Backed Trust
3.57%, 4/25/2037 (e)(f)	2,000	1,744
JP Morgan Mortgage Acquisition Corp
3.55%, 4/25/2036 (e)(f)	4,850	4,629

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
JP Morgan Mortgage Acquisition Corp (continued)
5.45%, 11/25/2036	$6,230	$6,209
3.46%, 12/25/2036 (e)	3,070	3,000
3.46%, 3/25/2037 (e)	3,318	3,216
3.53%, 3/25/2037 (e)	3,820	3,374
3.54%, 5/1/2037 (e)(f)	7,850	6,409
Long Beach Mortgage Loan Trust
3.91%, 6/25/2034 (e)	450	408
3.88%, 2/25/2035 (e)	3,000	2,568
3.53%, 7/25/2036 (e)	6,660	4,988
3.49%, 10/25/2036 (e)(f)	2,625	2,450
3.55%, 12/25/2036 (e)	2,175	1,629
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (d)(e)	2,003	1,999
Merrill Lynch Mortgage Investors Inc
3.61%, 7/25/2036 (e)	572	556
Morgan Stanley ABS Capital I
3.56%, 2/25/2036 (e)	1,675	1,587
MSDWCC Heloc Trust
3.57%, 7/25/2017 (e)	643	536
Ownit Mortgage Loan Asset Backed Certificates
3.68%, 8/25/2036 (e)	1,255	1,244
Popular ABS Mortgage Pass-Through Trust
3.65%, 5/25/2035 (e)(f)	1,503	1,390
3.64%, 11/25/2035 (e)	3,009	2,991
Residential Asset Mortgage Products Inc
3.65%, 7/25/2035 (e)	1,553	1,490
SACO I Inc
3.52%, 9/25/2036 (e)	1,414	967
Saxon Asset Securities Trust
3.90%, 3/25/2035 (e)	2,500	2,027
Swift Master Auto Receivables Trust
4.34%, 6/15/2012 (e)	3,300	3,246
Volkswagen Credit Auto Master Trust
3.95%, 7/20/2010 (e)	1,525	1,522
Wells Fargo Home Equity Trust
3.48%, 3/25/2037 (e)	3,545	3,464

		149,830

Auto — Car & Light Trucks (0.33%)
Daimler Finance North America LLC
5.44%, 10/31/2008 (e)(f)	3,500	3,494
5.54%, 3/13/2009 (e)(f)	2,675	2,657
5.75%, 9/8/2011	2,000	2,080
General Motors Corp
7.13%, 7/15/2013 (b)	700	597

		8,828

Auto/Truck Parts & Equipment — Original (0.18%)
American Axle & Manufacturing Inc
7.88%, 3/1/2017	1,000	897
Stanadyne Corp
10.00%, 8/15/2014	700	630
Tenneco Inc
10.25%, 7/15/2013	1,485	1,574
8.13%, 11/15/2015 (d)	500	498
Titan International Inc
8.00%, 1/15/2012	750	703
United Components Inc
9.38%, 6/15/2013	500	465

		4,767

Auto/Truck Parts & Equipment — Replacement (0.04%)
Allison Transmission
11.00%, 11/1/2015 (b)(d)	1,250	1,050

Automobile Sequential (1.47%)
AmeriCredit Automobile Receivables Trust
4.56%, 4/6/2012 (e)	1,815	1,756
Capital Auto Receivables Asset Trust
4.39%, 11/15/2008 (e)	614	614
3.92%, 11/16/2009	2,000	2,005
5.02%, 1/15/2010 (d)(e)(g)	3,300	3,292
4.47%, 3/15/2010 (e)	5,390	5,371
4.61%, 6/15/2010 (e)	1,070	1,066
5.52%, 3/15/2011 (e)	3,445	3,521
Capital One Auto Finance Trust
4.28%, 10/15/2012 (e)	4,355	4,288
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	3,095	3,079
5.60%, 10/15/2012	1,315	1,294
5.69%, 11/15/2012 (e)	905	892
Honda Auto Receivables Owner Trust
4.42%, 2/15/2011 (e)	2,975	2,951
Hyundai Auto Receivables Trust
4.64%, 1/17/2012 (e)	1,840	1,821
WFS Financial Owner Trust
3.93%, 2/17/2012 (f)	6,023	6,036
4.50%, 5/17/2013	1,960	1,986

		39,972

Beverages — Non-Alcoholic (0.24%)
Bottling Group LLC
4.63%, 11/15/2012	110	113
Coca-Cola HBC Finance BV
5.13%, 9/17/2013	345	353
Cott Beverages USA Inc
8.00%, 12/15/2011	1,000	905
Panamerican Beverages Inc
7.25%, 7/1/2009	4,000	4,135
PepsiAmericas Inc
5.75%, 7/31/2012	1,070	1,124

		6,630

Beverages — Wine & Spirits (0.13%)
Constellation Brands Inc
7.25%, 5/15/2017	850	807

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Beverages — Wine & Spirits (continued)
Diageo Finance BV
4.95%, 3/30/2009 (e)(f)	$2,600	$2,584

		3,391

Brewery (0.11%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011 (b)	610	715
Coors Brewing Co
6.38%, 5/15/2012	72	78
SABMiller PLC
5.03%, 7/1/2009 (d)(e)	2,165	2,177

		2,970

Broadcasting Services & Programming (0.08%)
Clear Channel Communications Inc
4.25%, 5/15/2009	1,375	1,300
Fisher Communications Inc
8.63%, 9/15/2014	750	757

		2,057

Building & Construction — Miscellaneous (0.03%)
Dycom Industries Inc
8.13%, 10/15/2015	830	817

Building & Construction Products — Miscellaneous (0.12%)
CRH America Inc
6.00%, 9/30/2016	1,750	1,694
6.40%, 10/15/2033	545	485
Interline Brands Inc
8.13%, 6/15/2014	1,150	1,121

		3,300

Building Products — Cement & Aggregate (0.32%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(d)(e)	4,295	3,884
Martin Marietta Materials Inc
3.26%, 4/30/2010 (e)	4,520	4,475
US Concrete Inc
8.38%, 4/1/2014	500	415

		8,774

Building Products — Wood (0.09%)
Masco Corp
5.43%, 3/12/2010 (e)	1,335	1,279
Norbord Inc
8.13%, 3/20/2008	1,200	1,202

		2,481

Cable TV (1.01%)
Cablevision Systems Corp
9.64%, 4/1/2009 (e)	320	320
8.00%, 4/15/2012 (b)	1,250	1,197
CCH I Holdings LLC/CCH I Holdings Capital Corp
11.00%, 10/1/2015 (b)	1,100	781
Charter Communications Operating LLC/Charter Communications Operating Capital
8.38%, 4/30/2014 (d)	650	616
Comcast Corp
4.68%, 7/14/2009 (e)	3,650	3,575
COX Communications Inc
4.63%, 1/15/2010	805	807
6.75%, 3/15/2011	305	323
7.13%, 10/1/2012	1,225	1,326
4.63%, 6/1/2013	1,000	972
5.50%, 10/1/2015	165	163
6.45%, 12/1/2036 (d)	235	228
DIRECTV Holdings LLC/DIRECTV Financing Co
8.38%, 3/15/2013	7,085	7,324
Echostar DBS Corp
7.00%, 10/1/2013	1,100	1,103
6.63%, 10/1/2014	1,375	1,342
Kabel Deutschland GmbH
10.63%, 7/1/2014	450	456
Rogers Cable Inc
7.88%, 5/1/2012	2,450	2,715
6.75%, 3/15/2015	3,000	3,149
Unity Media GmbH
10.38%, 2/15/2015 (d)	1,200	1,152

		27,549

Casino Hotels (0.29%)
Caesars Entertainment Inc
7.88%, 3/15/2010	235	221
Harrah’s Operating Co Inc
5.50%, 7/1/2010	1,060	952
MGM Mirage
8.38%, 2/1/2011	400	409
6.75%, 4/1/2013 (b)	1,200	1,143
6.63%, 7/15/2015	1,265	1,167
Turning Stone Resort Casino Enterprise
9.13%, 12/15/2010 (d)	400	388
Wynn Las Vegas Capital Corp
6.63%, 12/1/2014 (d)	3,692	3,558

		7,838

Casino Services (0.03%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (d)	896	847

Cellular Telecommunications (0.83%)
America Movil SAB de CV
4.96%, 6/27/2008 (d)(e)(f)	1,975	1,955
New Cingular Wireless Services Inc
8.13%, 5/1/2012	2,180	2,478
Nextel Communications Inc
5.95%, 3/15/2014	3,125	2,757

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Cellular Telecommunications (continued)
Rogers Wireless Inc
7.25%, 12/15/2012	$1,000	$1,098
8.00%, 12/15/2012	1,330	1,378
6.38%, 3/1/2014	3,185	3,321
Rural Cellular Corp
8.25%, 3/15/2012	1,000	1,030
US Unwired Inc
10.00%, 6/15/2012	1,000	1,051
Vodafone Group PLC
5.33%, 6/15/2011 (e)	1,930	1,893
5.32%, 2/27/2012 (e)(f)	4,000	3,851
6.15%, 2/27/2037	1,640	1,607

		22,419

Chemicals — Diversified (0.22%)
Huntsman LLC
11.50%, 7/15/2012	1,515	1,606
ICI Wilmington Inc
5.63%, 12/1/2013	930	967
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(d)	1,000	780
Nova Chemicals Corp
7.86%, 11/15/2013 (e)	1,250	1,062
Phibro Animal Health Corp
10.00%, 8/1/2013 (d)	500	465
Reichhold Industries Inc
9.00%, 8/15/2014 (d)	1,100	1,084

		5,964

Chemicals — Specialty (0.15%)
Ferro Corp
9.13%, 1/1/2009	550	561
Hercules Inc
6.75%, 10/15/2029	1,200	1,152
Nalco Co
7.75%, 11/15/2011	1,500	1,500
NewMarket Corp
7.13%, 12/15/2016	750	739

		3,952

Coal (0.10%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/1/2012	595	611
Arch Western Finance LLC
6.75%, 7/1/2013	500	484
Massey Energy Co
6.88%, 12/15/2013	800	762
Peabody Energy Corp
7.38%, 11/1/2016	725	741

		2,598

Coatings & Paint (0.08%)
Valspar Corp
5.63%, 5/1/2012	990	1,025
6.05%, 5/1/2017	1,045	1,035

		2,060

Commercial Banks (1.44%)
BanColombia SA
6.88%, 5/25/2017 (b)	4,080	3,896
Barclays Bank PLC
5.93%, 12/31/2049 (d)(e)	3,575	3,328
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (d)(e)	3,575	3,388
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (d)(e)	1,595	1,383
Commonwealth Bank of Australia
6.02%, 3/15/2036 (d)	1,920	1,796
Credit Agricole SA/London
6.64%, 5/31/2049 (d)(e)	2,140	1,946
Glitnir Banki HF
4.42%, 10/15/2008 (d)(e)	1,500	1,501
HSBC Holdings PLC
5.25%, 12/12/2012	300	306
6.50%, 9/15/2037	3,500	3,428
KeyBank NA
5.03%, 11/3/2009 (e)	2,000	1,976
4.95%, 9/15/2015	190	187
Lloyds TSB Group PLC
6.27%, 11/29/2049 (d)(e)	2,800	2,476
M&I Marshall & Ilsley Bank
5.40%, 12/4/2012 (e)(f)	5,500	5,312
Royal Bank of Scotland Group PLC
5.00%, 10/1/2014	220	222
7.64%, 3/31/2049 (c)(e)	1,000	1,024
6.99%, 10/29/2049 (c)(d)(e)	1,000	1,000
Societe Generale
5.92%, 4/29/2049 (d)(e)	1,225	1,130
United Overseas Bank Ltd
4.50%, 7/2/2013 (d)	325	314
US Bank NA/Cincinnati OH
6.38%, 8/1/2011	275	295
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010	385	423
Woori Bank
6.13%, 5/3/2016 (d)(e)	1,700	1,728
6.21%, 5/2/2037 (e)	2,265	1,952

		39,011

Commercial Services (0.10%)
Iron Mountain Inc
8.25%, 7/1/2011	1,175	1,171
8.63%, 4/1/2013	1,000	1,010
6.63%, 1/1/2016	500	476

		2,657

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013	$900	$914

Computers — Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009	600	626

Computers — Memory Devices (0.14%)
Seagate Technology HDD Holdings
6.38%, 10/1/2011	985	980
6.80%, 10/ 1/2016	2,965	2,891

		3,871

Consumer Products — Miscellaneous (0.14%)
American Achievement Corp
8.25%, 4/ 1/2012	1,225	1,121
Blyth Inc
7.90%, 10/ 1/2009	1,300	1,334
5.50%, 11/1/2013	1,150	983
Jarden Corp
7.50%, 5/1/2017	500	428

		3,866

Containers — Metal & Glass (0.18%)
Impress Holdings BV
7.38%, 9/15/2013 (d)(e)	750	690
Owens-Illinois Inc
7.50%, 5/15/2010	1,000	1,007
Vitro SAB de CV
8.63%, 2/1/2012 (b)	2,255	2,142
9.13%, 2/1/2017	1,085	947

		4,786

Containers — Paper & Plastic (0.18%)
Berry Plastics Holding Corp
8.88%, 9/15/2014	800	710
Intertape Polymer US Inc
8.50%, 8/1/2014	350	320
Pactiv Corp
5.88%, 7/15/2012	2,075	2,132
6.40%, 1/15/2018	960	987
Plastipak Holdings Inc
8.50%, 12/15/2015 (d)	750	705

		4,854

Credit Card Asset Backed Securities (2.68%)
American Express Credit Account Master Trust
4.47%, 8/15/201l (d)(e)	1,860	1,819
4.49%, 9/15/201l (e)	5,965	5,924
BA Credit Card Trust
4.84%, 3/15/2012 (e)(f)	6,000	5,868
Bank One Issuance Trust
4.56%, 3/15/2012 (e)	3,550	3,471
4.43%, 6/15/2012 (e)	4,575	4,552
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (d)(g)	3,600	3,625
Chase Credit Card Master Trust
4.59%, 10/15/2010 (e)	1,550	1,547
4.57%, 1/17/201l (e)	3,100	3,084
4.59%, 2/15/201l (e)(f)	7,500	7,457
Citibank Credit Card Issuance Trust
4.40%, 9/15/2010	2,550	2,555
4.15%, 5/20/2011 (e)	2,300	2,252
Citibank Credit Card Master Trust I
5.44%, 3/10/201l (e)	1,875	1,849
Discover Card Master Trust
5.65%, 3/16/2020	2,525	2,562
First USA Credit Card Master Trust
4.35%, 4/18/201l (e)	3,650	3,639
GE Capital Credit Card Master Note Trust
4.42%, 3/15/2015 (e)	3,160	2,958
MBNA Credit Card Master Note Trust
4.61%, 1/18/201l (e)(f)	2,500	2,491
MBNA Master Credit Card Trust
4.59%, 9/15/2010 (e)	3,320	3,328
Providian Gateway Master Trust
4.61%, 5/16/201l (d)(e)(g)	6,165	6,165
4.60%, 7/15/2011 (d)(e)(g)	4,350	4,350
Providian Master Note Trust
5.10%, 11/15/2012 (d)	3,350	3,347

		72,843

Data Processing & Management (0.33%)
Dun & Bradstreet Corp
5.50%, 3/15/2011	1,350	1,425
Fidelity National Information Services
4.75%, 9/15/2008	3,725	3,669
Fiserv Inc
6.13%, 11/20/2012	3,740	3,891

		8,985

Dialysis Centers (0.06%)
DaVita Inc
6.63%, 3/15/2013	1,560	1,537

Direct Marketing (0.05%)
Visant Corp
7.63%, 10/1/2012	1,400	1,383

Diversified Financial Services (0.31%)
Citigroup Capital XXI
8.30%, 12/21/2057	3,100	3,342
General Electric Capital Corp
4.63%, 9/15/2009	285	291
4.25%, 12/1/2010	735	748
5.65%, 6/9/2014	240	252
6.38%, 11/15/2067 (e)	1,355	1,409

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Diversified Financial Services (continued)
TNK-BP Finance SA
7.50%, 3/13/2013 (d)	$1,070	$1,075
6.63%, 3/20/2017 (d)	1,540	1,405

		8,522

Diversified Manufacturing Operations (0.48%)
Bombardier Inc
8.00%, 11/15/2014 (d)	1,035	1,082
Carlisle Cos Inc
6.13%, 8/15/2016	2,200	2,359
Honeywell International Inc
5.63%, 8/ 1/2012	500	529
RBS Global Inc and Rexnord Corp
11.75%, 8/1/2016 (b)	750	638
SPX Corp
7.63%, 12/15/2014 (d)	3,100	3,177
Tyco Electronics Group SA
6.55%, 10/ 1/2017 (b)(d)	4,925	5,181

		12,966

Diversified Operations (0.18%)
Capmark Financial Group Inc
5.53%, 5/10/2010 (d)(e)	3,450	2,693
Leucadia National Corp
7.13%, 3/15/2017	1,500	1,413
Susser Holdings LLC
10.63%, 12/15/2013 (d)	700	718

		4,824

Drug Delivery Systems (0.07%)
Hospira Inc
5.31%, 3/30/2010 (e)(f)	2,000	1,977

E-Commerce — Products (0.02%)
FTD Inc
7.75%, 2/15/2014	725	653

Electric — Distribution (0.05%)
Detroit Edison Co/The
5.45%, 2/15/2035	1,405	1,281

Electric — Generation (0.40%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	942	989
CE Generation LLC
7.42%, 12/15/2018	1,019	1,069
Edison Mission Energy
7.20%, 5/15/2019	2,250	2,194
Indiantown Cogeneration LP
9.26%, 12/15/2010	2,448	2,579
Korea East- West Power Co Ltd
4.88%, 4/21/201l (d)	280	290
System Energy Resources Inc
6.20%, 10/ 1/2012	175	179
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (d)	2,647	2,742
Tenaska Oklahoma
6.53%, 12/30/2014 (d)	392	415
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (d)	479	493

		10,950

Electric — Integrated (2.18%)
Alabama Power Co
5.22%, 8/25/2009 (e)	1,000	998
Arizona Public Service Co
6.38%, 10/15/2011	1,000	1,054
6.50%, 3/1/2012	2,830	3,005
5.80%, 6/30/2014	1,770	1,804
6.25%, 8/1/2016	2,100	2,186
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016	1,230	1,252
Carolina Power & Light Co
6.65%, 4/ 1/2008	200	201
Commonwealth Edison Co
6.15%, 3/15/2012	1,400	1,461
4.70%, 4/15/2015	2,740	2,621
5.95%, 8/15/2016	1,380	1,418
5.90%, 3/15/2036	500	467
Consumers Energy Co
4.25%, 4/15/2008	140	140
Dominion Resources Inc/VA
5.69%, 5/15/2008	2,150	2,159
Entergy Gulf States Inc
3.60%, 6/1/2008	345	343
5.90%, 12/8/2008 (d)(e)	1,465	1,471
Entergy Louisiana LLC
5.83%, 11/1/2010	350	350
Exelon Generation Co LLC
6.20%, 10/ 1/2017	2,090	2,122
Georgia Power Co
5.09%, 2/17/2009 (e)	2,650	2,650
Illinois Power Co
6.13%, 11/15/2017 (d)	2,730	2,839
Integrys Energy Group Inc
7.00%, 11/1/2009	1,540	1,618
Jersey Central Power & Light Co
6.15%, 6/1/2037	1,775	1,693
MidAmerican Energy Holdings Co
3.50%, 5/15/2008	975	973
Mirant Americas Generation LLC
8.30%, 5/1/2011	850	859
Northeast Utilities
3.30%, 6/1/2008	460	457
Ohio Power Co
4.83%, 4/ 5/2010 (e)(f)	2,870	2,828

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Oncor Electric Delivery Co
6.38%, 5/1/2012	$3,330	$3,482
PPL Energy Supply LLC
6.40%, 11/1/2011	50	53
PSEG Energy Holdings LLC
8.63%, 2/15/2008	500	500
PSEG Power LLC
3.75%, 4/ 1/2009	2,750	2,745
Public Service Co of Oklahoma
6.63%, 11/15/2037	1,845	1,899
Puget Sound Energy Inc
3.36%, 6/1/2008	350	349
San Diego Gas & Electric Co
6.13%, 9/15/2037	2,500	2,563
Sierra Pacific Power Co
6.25%, 4/15/2012	3,100	3,244
6.00%, 5/15/2016	500	508
Southern California Edison Co
4.99%, 2/2/2009 (e)(f)	1,325	1,314
TECO Energy Inc
6.91%, 5/1/2010 (e)	1,500	1,508
Transelec SA
7.88%, 4/15/2011	650	695
Union Electric Co
4.65%, 10/ 1/2013	2,300	2,288
5.10%, 10/1/2019	685	660
Virginia Electric and Power Co
4.50%, 12/15/2010	325	332

		59,109

Electric — Transmission (0.07%)
EEB International Ltd
8.75%, 10/31/2014 (d)	1,800	1,849

Electronic Components — Miscellaneous (0.19%)
Communications & Power Industries Inc
8.00%, 2/1/2012	500	495
Flextronics International Ltd
6.50%, 5/15/2013	1,250	1,200
Jabil Circuit Inc
5.88%, 7/15/2010	2,570	2,611
NXP BV/NXP Funding LLC
7.01%, 10/15/2013 (e)	215	178
9.50%, 10/15/2015 (b)	800	699

		5,183

Electronic Components — Semiconductors (0.18%)
Amkor Technology Inc
7.75%, 5/15/2013	1,250	1,119
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/4/2013	1,520	1,615
Freescale Semiconductor Inc
8.87%, 12/15/2014 (e)	750	540
National Semiconductor Corp
5.24%, 6/15/2010 (e)(f)	1,725	1,676

		4,950

Electronic Connectors (0.05%)
Thomas & Betts Corp
6.63%, 5/7/2008	1,330	1,339

Electronic Measurement Instruments (0.16%)
Agilent Technologies Inc
6.50%, 11/1/2017	4,285	4,396

Electronics — Military (0.08%)
L-3 Communications Corp
7.63%, 6/15/2012	2,000	2,050

Energy — Alternate Sources (0.02%)
VeraSun Energy Corp
9.38%, 6/1/2017 (b)(d)	750	596

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
4.50%, 8/12/2009	740	738

Fiduciary Banks (0.01%)
Bank of New York Mellon Corp/The
4.95%, 3/15/2015	210	207

Finance — Auto Loans (0.57%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009	5,000	4,863
7.38%, 10/28/2009	700	674
9.75%, 9/15/2010 (e)	1,250	1,208
9.88%, 8/10/2011	1,850	1,775
7.13%, 1/13/2012 (e)	950	800
7.80%, 6/1/2012	1,000	886
GMAC LLC
7.75%, 1/19/2010	500	478
6.88%, 9/15/2011	1,700	1,486
6.00%, 12/15/2011	1,815	1,531
6.63%, 5/15/2012	2,190	1,852

		15,553

Finance — Commercial (0.50%)
CIT Group Inc
3.47%, 4/27/2011 (e)(f)	6,200	5,361
5.13%, 2/13/2012 (e)	1,850	1,480
Textron Financial Corp
5.16%, 2/25/2011 (e)(f)	5,325	5,234
6.00%, 2/15/2067 (b)(d)(e)	1,750	1,625

		13,700

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Consumer Loans (0.88%)
American General Finance Corp
5.19%, 8/17/2011 (e)(f)	$3,135	$3,011
6.90%, 12/15/2017	3,500	3,583
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	650	605
HSBC Finance Corp
4.13%, 12/15/2008 (h)	900	903
4.13%, 11/16/2009 (h)	1,750	1,751
5.16%, 11/16/2009 (e)	3,275	3,187
6.38%, 10/15/2011	110	115
7.00%, 5/15/2012	2,095	2,247
4.75%, 7/15/2013	205	203
John Deere Capital Corp
4.95%, 12/17/2012	5,000	5,152
SLM Corp
3.49%, 7/26/2010 (e)(f)	3,500	3,158

		23,915

Finance — Credit Card (0.22%)
Capital One Bank
5.00%, 6/15/2009	2,165	2,151
6.50%, 6/13/2013	2,800	2,636
5.13%, 2/15/2014	425	388
Capital One Capital III
7.69%, 8/15/2036	895	678

		5,853

Finance — Investment Banker & Broker (3.98%)
Bear Stearns Cos Inc/The
4.33%, 7/16/2009 (e)(f)	4,720	4,529
5.30%, 10/30/2015	790	717
Citigroup Funding Inc
4.14%, 10/22/2009 (e)(f)	1,500	1,486
Citigroup Inc
5.30%, 10/17/2012	1,000	1,034
Credit Suisse USA Inc
4.50%, 1/15/2010 (e)	1,500	1,493
Goldman Sachs Group Inc/The
3.88%, 1/15/2009	640	642
6.65%, 5/15/2009	75	78
5.32%, 3/2/2010 (e)	1,500	1,458
5.10%, 8/5/2011 (e)	3,500	3,411
5.05%, 2/6/2012 (e)	2,000	1,936
5.45%, 11/1/2012 (b)	1,500	1,570
5.25%, 10/15/2013	2,690	2,781
5.95%, 1/18/2018	5,090	5,253
6.45%, 5/1/2036	1,160	1,109
6.75%, 10/1/2037	2,310	2,266
Jefferies Group Inc
6.45%, 6/8/2027	4,520	4,060
6.25%, 1/15/2036	3,880	3,336
JPMorgan Chase & Co
5.33%, 3/ 9/2009 (e)	2,000	2,000
6.75%, 2/1/2011	2,675	2,861
5.25%, 5/1/2015	4,265	4,264
6.00%, 1/15/2018	4,450	4,618
Lazard Group
7.13%, 5/15/2015	2,040	2,066
6.85%, 6/15/2017	3,630	3,568
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	2,035	1,572
Lehman Brothers Holdings Inc
5.13%, 11/10/2009 (e)	3,000	2,907
5.17%, 5/25/2010 (e)	4,225	4,075
5.63%, 1/24/2013	4,500	4,558
6.20%, 9/26/2014	1,290	1,328
6.50%, 7/19/2017	2,500	2,555
6.75%, 12/28/2017	1,750	1,814
Merrill Lynch & Co Inc
5.11%, 2/6/2009 (e)	2,275	2,264
5.10%, 2/5/2010 (e)	1,500	1,452
5.11%, 11/1/2011 (e)(f)	4,650	4,368
5.37%, 6/5/2012 (e)(f)	2,300	2,103
5.45%, 2/5/2013 (c)	3,000	3,005
6.22%, 9/15/2026	250	229
6.11%, 1/29/2037	1,500	1,302
Morgan Stanley
4.54%, 1/15/2010 (e)	3,925	3,859
4.20%, 1/18/2011 (e)	5,675	5,489
6.75%, 4/15/2011	640	681
5.30%, 3/ 1/2013	455	462
4.75%, 4/ 1/2014	1,915	1,841
5.38%, 10/15/2015	1,660	1,636
5.95%, 12/28/2017	4,000	4,038

		108,074

Finance — Leasing Company (0.11%)
International Lease Finance Corp
4.66%, 1/15/2010 (e)	2,000	2,002
5.65%, 6/1/2014	870	909

		2,911

Finance — Mortgage Loan/Banker (2.17%)
Countrywide Financial Corp
5.21%, 12/19/2008 (e)(f)	6,665	5,886
5.80%, 6/7/2012	3,785	3,368
6.25%, 5/15/2016 (b)	2,095	1,746
Fannie Mae
5.25%, 1/15/2009 (b)	350	359
7.25%, 1/15/2010	250	271
6.00%, 5/15/2011 (b)	75	82
3.68%, 2/25/2018 (e)	897	899
3.63%, 11/25/2022 (e)	1,164	1,161
3.58%, 1/25/2023 (e)	1,474	1,470
3.68%, 2/25/2032 (e)	2,207	2,204
3.63%, 3/25/2035 (e)	992	987

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Mortgage Loan/Banker (continued)
Fannie Mae (continued)
6.50%, 2/25/2047 (g)	$1,910	$2,008
Fannie Mae Whole Loan
3.58%, 5/25/2035 (e)	2,029	2,008
Freddie Mac
4.54%, 6/15/2018 (e)	1,142	1,145
4.69%, 6/15/2023 (e)	1,487	1,492
4.64%, 7/15/2023 (e)(f)	11,009	10,936
4.59%, 2/15/2030 (e)	951	954
4.59%, 5/15/2030 (e)	803	798
5.50%, 9/15/2031 (e)	5,025	5,119
Ginnie Mae
4.51%, 10/16/2028 (e)	3,264	3,308
3.96%, 6/16/2031	3,855	3,867
1.11%, 2/16/2047 (e)	30,443	1,667
0.85%, 3/16/2047 (e)	26,944	1,542
Residential Capital LLC
5.65%, 6/9/2008 (e)(f)	1,500	1,283
7.62%, 5/22/2009 (e)	3,925	2,669
7.50%, 2/22/2011 (e)	2,835	1,772

		59,001

Finance — Other Services (0.26%)
American Real Estate Partners LP/American Real Estate Finance Corp
8.13%, 6/1/2012	1,000	980
7.13%, 2/15/2013	835	774
Lukoil International Finance BV
6.66%, 6/7/2022 (d)	1,360	1,255
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (d)(e)	1,000	1,012
National Rural Utilities Cooperative Finance Corp
5.45%, 2/1/2018	3,000	3,022

		7,043

Financial Guarantee Insurance (0.21%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (b)	1,400	632
MBIA Insurance Corp
14.00%, 1/15/2033 (b)(d)(e)	4,350	4,067
MGIC Investment Corp
5.63%, 9/15/2011	980	872

		5,571

Food — Dairy Products (0.06%)
Land O’ Lakes Inc
9.00%, 12/15/2010	1,500	1,562

Food — Meat Products (0.14%)
Bertin Ltda
10.25%, 10/5/2016 (b)(d)	3,810	3,853

Food — Miscellaneous/Diversified (0.21%)
Corn Products International Inc
8.45%, 8/15/2009	470	507
General Mills Inc
4.02%, 1/22/2010 (e)(f)	3,575	3,479
Kraft Foods Inc
5.39%, 8/11/2010 (e)	1,640	1,627
6.00%, 2/11/2013	75	78

		5,691

Food — Retail (0.51%)
Delhaize Group
6.50%, 6/15/2017	2,120	2,167
Ingles Markets Inc
8.88%, 12/1/2011	875	886
Kroger Co/The
6.15%, 1/15/2020	2,680	2,762
Safeway Inc
5.21%, 3/27/2009 (e)(f)	4,450	4,425
Tesco PLC
6.15%, 11/15/2037 (d)	3,800	3,653

		13,893

Food — Wholesale & Distribution (0.00%)
Sysco International Co
6.10%, 6/1/2012	100	109

Funeral Services & Related Items (0.03%)
Service Corp International/US
6.75%, 4/1/2016	950	929

Gas — Distribution (0.07%)
Sempra Energy
4.75%, 5/15/2009	675	684
Southern Union Co
6.15%, 8/16/2008	1,315	1,324

		2,008

Health Care Cost Containment (0.06%)
McKesson Corp
5.25%, 3/1/2013	1,610	1,655

Home Equity — Other (4.84%)
ACE Securities Corp
3.59%, 8/25/2035 (e)	2,678	2,668
3.59%, 9/25/2035 (e)(f)	1,903	1,895
3.58%, 10/25/2035 (e)	1,545	1,542
Asset Backed Funding Certificates
3.62%, 7/25/2035 (e)	1,106	1,088
Asset Backed Securities Corp Home Equity
3.48%, 7/25/2036 (e)(f)	2,847	2,745
Bear Stearns Asset Backed Securities Trust
3.98%, 3/25/2034 (e)(g)	1,098	811
3.65%, 9/25/2035 (e)	6,257	6,206
3.54%, 8/25/2036 (e)(f)	7,145	6,580
3.57%, 5/25/2037 (e)(f)	3,200	2,933
CDC Mortgage Capital Trust
4.23%, 6/25/2034 (e)	637	592
Citigroup Mortgage Loan Trust Inc
3.65%, 10/25/2035 (e)(f)	13,000	12,913

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)	$4,000	$3,213
First NLC Trust
3.71%, 5/25/2035 (e)	697	640
3.68%, 9/25/2035 (e)(f)	6,323	6,112
3.61%, 12/25/2035 (e)(f)	2,785	2,782
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	4,850	4,319
5.81%, 10/25/2036	1,825	1,311
6.05%, 12/25/2037 (e)	3,820	3,645
GSAA Trust
3.52%, 4/25/2047 (e)	9,760	9,035
HSI Asset Securitization Corp Trust
3.52%, 1/25/2037 (e)(f)	6,548	5,963
Indymac Residential Asset Backed Trust
3.62%, 8/25/2035 (e)	1,025	1,020
IXIS Real Estate Capital Trust
3.64%, 9/25/2035 (e)(f)	817	774
3.62%, 12/25/2035 (e)	16	16
JP Morgan Mortgage Acquisition Corp
3.64%, 7/25/2035 (e)(f)	4,966	4,830
3.53%, 8/25/2036 (e)	1,850	1,582
Morgan Stanley ABS Capital I
4.25%, 12/25/2034 (e)	1,500	1,066
3.63%, 9/25/2035 (e)	1,375	1,372
Morgan Stanley Home Equity Loans
3.55%, 2/25/2036 (e)	9,990	9,386
New Century Home Equity Loan Trust
3.67%, 3/25/2035 (e)	106	102
Option One Mortgage Loan Trust
4.43%, 5/25/2034 (e)	1,250	1,069
4.38%, 2/25/2035 (e)	600	481
3.83%, 3/25/2037 (e)	4,325	1,693
Residential Asset Securities Corp
4.53%, 3/25/2035 (e)	1,050	778
3.58%, 5/25/2035 (e)	205	204
3.58%, 6/25/2035 (e)	334	333
3.65%, 7/25/2035 (e)(f)	3,523	3,518
3.53%, 9/25/2036 (e)	7,900	7,465
Saxon Asset Securities Trust
5.07%, 3/25/2035 (e)	1,595	1,377
Soundview Home Equity Loan Trust
3.47%, 7/25/2036 (e)(f)	5,769	5,670
Specialty Underwriting & Residential Finance
3.89%, 2/25/2035 (e)	677	649
3.61%, 3/25/2036 (e)	802	795
WAMU Asset-Backed Certificates
3.55%, 5/25/2037 (e)	4,000	3,475
3.55%, 7/25/2047 (e)	6,850	5,666
Wells Fargo Home Equity Trust
3.88%, 4/25/2034 (e)	1,124	1,032

		131,346

Home Equity — Sequential (0.39%)
BNC Mortgage Loan Trust
3.55%, 7/25/2037 (e)	4,405	3,398
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	3,850	3,632
5.51%, 8/25/2036	3,235	3,148
Residential Asset Securities Corp
4.70%, 10/25/2031	442	441

		10,619

Home Furnishings (0.03%)
Sealy Mattress Co
8.25%, 6/15/2014	1,050	908

Independent Power Producer (0.07%)
NRG Energy Inc
7.25%, 2/1/2014	1,950	1,899

Industrial Automation & Robots (0.16%)
Intermec Inc
7.00%, 3/15/2008	2,500	2,494
Rockwell Automation Inc/DE
5.65%, 12/1/2017	1,740	1,798

		4,292

Industrial Gases (0.01%)
Praxair Inc
6.50%, 3/ 1/2008	235	236

Insurance Brokers (0.15%)
Willis North America Inc
6.20%, 3/28/2017	3,950	4,021

Investment Companies (0.26%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (d)	1,700	1,728
Xstrata Finance Canada Ltd
6.90%, 11/15/2037 (d)	3,300	3,237
Xstrata Finance Dubai Ltd
5.23%, 11/13/2009 (d)(e)	2,150	2,145

		7,110

Investment Management & Advisory Services (0.11%)
Ameriprise Financial Inc
5.35%, 11/15/2010	55	56
7.52%, 6/1/2066 (e)	3,020	2,971

		3,027

Life & Health Insurance (1.07%)
Cigna Corp
7.00%, 1/15/2011	175	187
6.15%, 11/15/2036	1,640	1,536
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (d)(e)	2,855	2,852
Hartford Life Global Funding Trusts
5.16%, 9/15/2009 (e)	3,475	3,476

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Life & Health Insurance (continued)
Lincoln National Corp
4.76%, 4/6/2009 (e)(f)	$4,200	$4,155
5.65%, 8/27/2012	865	903
6.05%, 4/20/2067 (b)(e)	1,345	1,256
Pacific Life Global Funding
5.11%, 6/22/2011 (d)(e)	2,500	2,498
Prudential Financial Inc
5.15%, 1/15/2013	5,000	5,066
StanCorp Financial Group Inc
6.88%, 10/1/2012	1,065	1,189
Stingray Pass-Through Trust
5.90%, 1/12/2015 (d)	3,000	900
Sun Life Financial Global Funding LP
5.08%, 7/6/2010 (d)(e)	1,750	1,758
Unum Group
6.00%, 5/15/2008	2,200	2,212
5.86%, 5/15/2009	1,050	1,078

		29,066

Machinery — Construction & Mining (0.02%)
Terex Corp
8.00%, 11/15/2017	650	639

Machinery — Farm (0.04%)
Case New Holland Inc
7.13%, 3/1/2014	1,000	998

Machinery — General Industry (0.02%)
Stewart & Stevenson LLC
10.00%, 7/15/2014	475	461

Machinery — Material Handling (0.04%)
Columbus McKinnon Corp/NY
8.88%, 11/1/2013	1,100	1,144

Medical — Biomedical/Gene (0.11%)
Amgen Inc
5.85%, 6/1/2017 (d)	3,000	3,078

Medical — Drugs (0.23%)
Angiotech Pharmaceuticals Inc
8.87%, 12/1/2013 (e)	1,800	1,620
Elan Finance PLC/Elan Finance Corp
8.88%, 12/1/2013	850	812
9.25%, 12/1/2013 (e)	2,570	2,338
Valeant Pharmaceuticals International
7.00%, 12/15/2011	1,600	1,540

		6,310

Medical — HMO (0.85%)
Centene Corp
7.25%, 4/1/2014	750	735
Coventry Health Care Inc
5.88%, 1/15/2012	3,042	3,137
6.30%, 8/15/2014	2,500	2,599
5.95%, 3/15/2017	1,725	1,714
Health Net Inc
6.38%, 6/1/2017	3,690	3,765
Humana Inc
6.45%, 6/1/2016	325	334
UnitedHealth Group Inc
5.09%, 6/21/2010 (d)(e)	3,340	3,260
5.50%, 11/15/2012 (d)	3,300	3,421
WellPoint Inc
5.85%, 1/15/2036	2,605	2,357
6.38%, 6/15/2037	1,900	1,857

		23,179

Medical — Hospitals (0.06%)
Community Health Systems Inc
8.88%, 7/15/2015	750	755
HCA Inc/DE
9.25%, 11/15/2016	950	996

		1,751

Medical — Wholesale Drug Distribution (0.32%)
AmerisourceBergen Corp
5.63%, 9/15/2012	2,175	2,245
Cardinal Health Inc
5.50%, 10/2/2009 (d)(e)	3,800	3,815
5.65%, 6/15/2012 (d)	2,545	2,628

		8,688

Medical Instruments (0.13%)
Accellent Inc
10.50%, 12/1/2013	530	419
Boston Scientific Corp
6.00%, 6/15/2011	1,515	1,477
6.40%, 6/15/2016	1,841	1,694

		3,590

Medical Laboratory & Testing Service (0.02%)
Quest Diagnostics Inc
6.40%, 7/1/2017	595	618

Medical Products (0.29%)
Baxter International Inc
6.25%, 12/1/2037	2,045	2,107
Covidien International Finance SA
6.00%, 10/15/2017 (d)	2,910	3,021
6.55%, 10/15/2037 (d)	2,740	2,793

		7,921

Metal — Copper (0.04%)
Southern Copper Corp
7.50%, 7/27/2035	1,040	1,055

Metal — Diversified (0.17%)
Falconbridge Ltd
7.35%, 6/5/2012	500	554

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Metal — Diversified (continued)
Falconbridge Ltd (continued)
5.38%, 6/1/2015	$640	$629
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015	2,000	2,098
8.38%, 4/ 1/2017	500	531
Xstrata Canada Corp
7.25%, 7/15/2012	630	698

		4,510

Metal Processors & Fabrication (0.04%)
Commercial Metals Co
6.50%, 7/15/2017 (b)	1,090	1,174

Miscellaneous Manufacturers (0.02%)
Trimas Corp
9.88%, 6/15/2012 (b)	700	637

Money Center Banks (0.39%)
Comerica Capital Trust II
6.58%, 2/20/2037	2,705	1,886
Deutsche Bank AG/London
5.38%, 10/12/2012	2,500	2,631
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (d)(e)	2,580	2,366
Unicredit Luxembourg Finance SA
6.00%, 10/31/2017 (d)	3,600	3,643

		10,526

Mortgage Backed Securities (22.75%)
ACT Depositor Corp
4.54%, 9/22/2041 (d)(e)	6,249	4,374
Adjustable Rate Mortgage Trust
3.95%, 2/25/2035 (e)	518	518
3.66%, 6/25/2035 (e)(f)	2,727	2,601
5.10%, 11/25/2035 (e)	1,600	1,504
3.65%, 8/25/2036 (e)(f)	6,851	5,065
Banc of America Commercial Mortgage Inc
0.28%, 7/10/2042	267,889	2,638
0.10%, 7/10/2043 (d)(e)	159,199	1,833
4.86%, 7/10/2043	3,000	2,926
4.97%, 7/10/2043	1,890	1,637
5.33%, 9/10/2045	4,775	4,789
5.31%, 10/10/2045 (e)	3,920	3,916
5.68%, 7/10/2046 (e)	3,750	3,587
5.88%, 4/10/2049 (e)	775	739
5.84%, 6/10/2049 (e)	800	759
Banc of America Funding Corp
4.01%, 7/20/2036 (e)	1,204	1,187
4.21%, 7/20/2036 (e)(f)	7,728	7,026
3.56%, 4/25/2037 (e)(f)	3,200	3,165
Banc of America Mortgage Securities Inc
4.11%, 6/25/2034 (e)	4,250	4,256
Bear Stearns Adjustable Rate Mortgage Trust
3.54%, 6/25/2034 (e)	855	855
5.08%, 8/25/2035 (e)	1,970	1,979
Bear Stearns Alt-A Trust
3.66%, 7/25/2035 (e)	505	499
3.54%, 11/25/2036 (e)(f)	1,305	1,286
3.55%, 4/25/2037 (e)(f)	1,007	941
Bear Stearns Asset Backed Securities Trust
3.61%, 4/25/2036 (e)(f)	3,592	3,303
Bear Stearns Commercial Mortgage Securities Inc
0.63%, 5/11/2039 (d)(e)	6,216	92
3.24%, 2/11/2041	681	675
Bear Stearns Mortgage Funding Trust
3.59%, 7/25/2036 (e)(f)(g)	9,393	8,653
Bella Vista Mortgage Trust
4.23%, 1/22/2045 (e)(f)	1,688	1,622
4.18%, 5/20/2045 (e)	1,002	936
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	4,000	4,193
Chase Mortgage Finance Corp
5.43%, 3/25/2037 (e)	11,034	11,266
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (e)	70,402	1,692
Citigroup/Deutsche Bank Commercial Mortgage
0.04%, 12/11/2049 (d)(e)	120,917	1,087
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (e)	116,301	2,388
0.53%, 12/11/2049 (e)	98,813	1,593
0.56%, 12/11/2049 (d)(e)	227,894	5,558
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (e)	2,000	1,764
0.06%, 12/10/2046 (e)	61,444	740
5.25%, 12/10/2046	3,500	3,484
Countrywide Alternative Loan Trust
3.60%, 5/25/2035 (e)	32	29
6.10%, 7/20/2035 (e)(g)	1,179	1,071
3.80%, 12/25/2035 (e)(f)	4,495	3,940
3.55%, 6/25/2036 (e)(f)	9,400	9,164
3.66%, 6/25/2036 (e)(f)	7,038	6,978
Countrywide Asset-Backed Certificates
3.66%, 11/25/2035 (e)	901	874
3.65%, 1/25/2036 (e)	6,000	5,883
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033	7	7
4.59%, 12/19/2033 (e)	1,000	984
3.58%, 4/25/2046 (e)(f)	6,867	6,357
3.68%, 4/25/2046 (e)(f)	9,985	8,952
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (e)	2,990	3,055

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates (continued)
0.78%, 9/15/2039 (d)	$75,485	$2,024
5.81%, 9/15/2039	4,380	4,180
0.11%, 12/15/2039	20,180	337
0.87%, 12/15/2039 (e)	90,799	2,822
5.87%, 9/15/2040	12,150	11,635
CS First Boston Mortgage Securities Corp
1.30%, 3/15/2036 (d)(e)	9,035	194
0.58%, 5/15/2036 (d)(e)	12,343	106
0.77%, 7/15/2036 (d)(e)	12,476	200
5.11%, 7/15/2036 (e)	2,450	2,435
0.23%, 11/15/2037 (d)(e)	22,543	440
7.92%, 9/15/2041 (e)	470	494
CW Capital Cobalt Ltd
5.17%, 8/15/2048	5,220	5,182
Deutsche ALT-A Securities Inc Alternate
3.56%, 4/25/2036 (e)	8,275	7,737
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032	700	746
6.14%, 2/12/2034	150	156
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014	164,211	1,822
5.61%, 4/10/2017 (e)	7,360	6,950
0.74%, 3/10/2040 (d)(e)	19,672	291
4.98%, 5/10/2043	5,780	5,677
GMAC Commercial Mortgage Securities Inc
0.97%, 3/10/2038 (d)(e)	9,283	198
Greenpoint Mortgage Funding Trust
3.65%, 6/25/2045 (e)	813	779
3.68%, 6/25/2045 (e)	738	690
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017	2,443	2,288
0.44%, 6/10/2036 (d)(e)	95,902	823
5.22%, 4/10/2037	8,000	8,060
6.11%, 7/10/2038 (e)	3,320	3,248
0.51%, 3/10/2039 (d)(e)	67,734	1,445
5.51%, 3/10/2039	3,775	3,368
GS Mortgage Securities Corp II
0.86%, 11/10/2039	37,943	1,457
5.99%, 8/10/2045 (e)	10,500	10,632
5.99%, 8/10/2045 (e)	3,765	3,620
GSR Mortgage Loan Trust
3.56%, 12/25/2035 (e)(f)	855	854
3.64%, 8/25/2046 (e)(f)	4,310	3,927
Harborview Mortgage Loan Trust
4.17%, 5/19/2047 (e)(f)	7,798	6,812
Impac CMB Trust
5.87%, 10/25/2033 (e)	345	345
4.14%, 1/25/2035 (e)	612	595
3.69%, 4/25/2035 (e)	598	589
3.81%, 4/25/2035 (e)	475	417
3.68%, 8/25/2035 (e)	769	707
3.89%, 8/25/2035 (e)	2,265	1,962
3.63%, 4/25/2037 (e)(g)	5,341	4,981
Impac Secured Assets CMN Owner Trust
3.54%, 3/25/2037 (e)(f)	4,000	3,563
Indymac Index Mortgage Loan Trust
3.68%, 4/25/2034 (e)	359	343
3.61%, 4/25/2035 (e)	897	843
3.71%, 4/25/2035 (e)	631	523
3.64%, 6/25/2035 (e)(f)	7,231	6,819
5.45%, 7/25/2035 (e)	5,993	6,123
3.68%, 8/25/2035 (e)	1,230	1,163
3.56%, 1/25/2037 (e)(f)	3,744	3,667
3.62%, 6/25/2037 (e)(g)	6,917	6,506
JP Morgan Alternative Loan Trust
3.53%, 3/25/2037 (e)	7,458	6,984
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (d)(e)	24,236	796
5.02%, 1/12/2037	755	707
5.29%, 9/12/2037 (e)	1,300	1,134
0.77%, 10/12/2037 (d)(e)	38,041	1,555
1.28%, 1/12/2039 (d)(e)	9,815	251
5.63%, 6/12/2041 (e)	4,005	3,905
0.30%, 1/15/2042 (d)(e)	25,192	409
4.78%, 7/15/2042	4,170	3,772
5.59%, 5/12/2045 (e)	2,765	2,620
5.44%, 5/15/2045 (e)	4,825	4,521
5.62%, 5/15/2045 (e)	1,350	1,060
5.30%, 5/15/2047 (e)	5,255	5,226
6.01%, 6/15/2049 (e)	3,530	3,389
6.20%, 2/12/2051 (d)	3,005	2,568
6.30%, 2/12/2051 (e)	4,000	3,720
JP Morgan Mortgage Trust
5.30%, 7/25/2035	2,436	2,464
4.95%, 11/25/2035 (e)	6,840	6,941
5.31%, 4/25/2036 (e)	2,137	2,153
5.82%, 6/25/2036 (e)	5,039	5,116
5.82%, 6/25/2036 (e)	1,825	1,879
5.98%, 6/25/2036 (e)	1,446	1,455
5.95%, 8/25/2036 (e)	8,600	8,726
6.00%, 8/25/2036 (e)	3,069	3,228
5.56%, 10/25/2036 (e)	9,732	9,710
5.71%, 4/25/2037 (e)(g)	2,900	2,964
5.71%, 4/25/2037 (e)	2,895	2,972
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026	123	123
6.37%, 12/15/2028	400	417

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust (continued)
5.74%, 6/15/2032	$3,321	$3,368
0.85%, 3/15/2034 (d)(e)	60,838	390
0.35%, 3/15/2036 (d)(e)	7,113	187
1.29%, 3/15/2036 (d)(e)	5,962	128
0.84%, 8/15/2036 (d)(e)	9,637	148
5.41%, 9/15/2039 (e)	1,200	1,123
0.68%, 2/15/2040 (e)	14,884	463
5.46%, 2/15/2040 (e)	200	187
5.48%, 2/15/2040 (e)	3,400	3,035
5.49%, 2/15/2040 (e)	5,805	5,436
0.32%, 7/15/2040 (d)	72,282	1,473
6.45%, 7/17/2040 (e)	3,540	3,048
Lehman XS Trust
3.60%, 6/25/2047 (e)(g)	10,377	9,628
Luminent Mortgage Trust
3.57%, 5/25/2046 (e)(f)	3,013	2,824
Merrill Lynch Alternative Note Asset Trust
3.59%, 4/25/2037 (e)(g)	8,225	6,745
Merrill Lynch Mortgage Investors Inc
3.50%, 8/25/2035 (e)	4	4
3.73%, 8/25/2036 (e)	397	390
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	4,170	4,019
5.80%, 5/12/2039 (e)	4,065	4,114
5.84%, 5/12/2039 (e)	2,960	2,857
0.68%, 2/12/2042 (e)	24,659	245
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)	2,570	2,409
0.73%, 8/12/2048 (e)	40,936	1,489
6.16%, 8/12/2049 (e)	10,500	10,746
0.06%, 12/12/2049 (e)	36,871	525
0.88%, 12/12/2049 (e)	131,803	3,947
5.11%, 12/12/2049 (e)	4,085	4,047
5.39%, 12/12/2049 (e)	2,400	1,873
Morgan Stanley Capital I
7.11%, 4/15/2033	90	92
0.60%, 4/14/2040 (d)(e)	16,510	234
1.15%, 1/13/2041 (d)(e)	5,942	175
3.99%, 5/24/2043 (d)(e)(g)	4,600	4,140
0.04%, 12/15/2043 (d)(e)	43,635	565
5.36%, 3/15/2044 (e)	9,300	9,099
3.76%, 8/25/2046 (e)(f)(g)	5,500	4,125
5.81%, 4/12/2049 (e)	4,365	4,361
5.81%, 4/12/2049	3,800	3,116
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	12	13
0.91%, 4/15/2034 (d)(e)	2,909	25
Nationslink Funding Corp
7.23%, 6/20/2031	71	71
Nomura Asset Acceptance Corp
3.73%, 2/25/2035 (e)	342	324
Residential Accredit Loans Inc
3.53%, 2/25/2037 (e)(g)	3,476	3,269
3.57%, 7/25/2037 (e)(g)	9,416	8,645
Sequoia Mortgage Trust
4.11%, 2/20/2034 (e)(f)	3,010	2,967
4.16%, 2/20/2035 (e)	747	728
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (e)	2,300	2,302
4.08%, 8/25/2034 (e)	3,544	3,060
3.63%, 3/25/2035 (e)	343	336
5.25%, 12/25/2035	2,085	2,113
5.25%, 2/25/2036 (e)	2,888	2,908
3.57%, 7/25/2037 (e)(f)	8,003	7,721
Structured Asset Mortgage Investments Inc
3.68%, 5/25/2045 (e)	790	783
3.69%, 9/25/2045 (e)	1,048	1,040
Structured Asset Securities Corp
5.66%, 11/25/2035 (e)(g)	3,540	3,374
5.50%, 6/25/2036 (e)	5,000	4,220
Thornburg Mortgage Securities Trust
3.64%, 10/25/2035 (e)	3,601	3,595
Wachovia Bank Commercial Mortgage Trust
0.25%, 11/15/2035 (d)	65,218	630
0.59%, 10/15/2041 (d)(e)	53,079	710
0.43%, 3/15/2042 (d)(e)	93,407	870
4.94%, 4/15/2042	5,535	5,414
5.25%, 12/15/2043	3,550	3,518
5.34%, 12/15/2043 (e)	10,000	9,769
5.48%, 12/15/2043	1,115	906
5.60%, 12/15/2043	2,960	2,112
4.52%, 5/15/2044	3,665	3,616
5.88%, 3/15/2045 (e)	1,569	1,302
5.80%, 7/15/2045	5,000	4,805
5.82%, 5/15/2046 (e)	4,000	3,799
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (d)	1,602	1,577
WaMu Mortgage Pass Through Certificates
4.02%, 12/25/2027 (e)(f)	5,834	5,474
3.80%, 6/25/2034 (e)	1,345	1,350
4.68%, 5/25/2035 (e)	945	955
5.70%, 6/25/2037 (e)	2,388	2,406
5.36%, 7/25/2044 (e)	619	584
3.69%, 1/25/2045 (e)	545	515
3.75%, 1/25/2045 (e)(f)	1,029	940
3.78%, 1/25/2045 (e)(f)	8,857	8,252
3.91%, 1/25/2045 (e)	2,051	1,466
3.61%, 4/25/2045 (e)	422	397

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
WaMu Mortgage Pass Through Certificates (continued)
3.65%, 4/25/2045 (e)	$422	$383
3.67%, 7/25/2045 (e)	957	903
3.63%, 11/25/2045 (e)	1,323	1,300
3.76%, 11/25/2045 (e)(f)	5,928	5,751
3.60%, 8/25/2046 (e)(f)	2,500	2,413
Washington Mutual Alternative Mortgage
3.56%, 1/25/2047 (e)	5,466	5,025
Wells Fargo Mortgage Backed Securities
3.68%, 1/25/2034 (e)	1,416	1,411
4.20%, 3/25/2035 (e)	2,815	2,827
4.99%, 10/25/2035 (e)	1,865	1,902

		617,491

Multi-Line Insurance (0.78%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(e)	1,400	1,362
American International Group Inc
5.85%, 1/16/2018	2,250	2,256
AXA SA
6.38%, 12/29/2049 (d)(e)	910	767
6.46%, 12/31/2049 (d)(e)	910	793
CNA Financial Corp
6.00%, 8/15/2011	1,875	1,939
Genworth Financial Inc
6.15%, 11/15/2066 (e)	2,650	2,339
ING Groep NV
5.78%, 12/8/2035	3,125	2,914
Metropolitan Life Global Funding I
5.14%, 3/17/2009 (d)(e)	1,625	1,626
5.56%, 5/17/2010 (d)	5,750	5,711
XL Capital Ltd
6.50%, 12/31/2049 (e)	1,885	1,489

		21,196

Multimedia (0.60%)
CanWest MediaWorks Inc
8.00%, 9/15/2012	500	474
News America Inc
6.20%, 12/15/2034	955	920
6.65%, 11/15/2037 (d)	2,310	2,345
Quebecor Media Inc
7.75%, 3/15/2016 (d)	750	696
Time Warner Inc
5.11%, 11/13/2009 (e)(f)	3,200	3,106
Viacom Inc
5.34%, 6/16/2009 (e)(f)	3,650	3,623
5.75%, 4/30/2011	1,140	1,168
Walt Disney Co/The
5.25%, 9/10/2009 (e)(f)	3,950	3,951

		16,283

Music (0.03%)
WMG Acquisition Corp
7.38%, 4/15/2014	1,200	936

Mutual Insurance (0.07%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (d)(e)	2,000	1,768

Non-Hazardous Waste Disposal (0.09%)
Oakmont Asset Trust
4.51%, 12/22/2008 (d)	1,600	1,614
Waste Management Inc
5.00%, 3/15/2014	10	10
WCA Waste Corp
9.25%, 6/15/2014	825	835

		2,459

Office Automation & Equipment (0.17%)
Xerox Corp
5.50%, 5/15/2012	1,895	1,934
6.40%, 3/15/2016	775	798
6.75%, 2/1/2017	1,720	1,798

		4,530

Office Furnishings — Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011	1,290	1,363

Oil — Field Services (0.26%)
BJ Services Co
5.29%, 6/1/2008 (e)	3,875	3,881
Halliburton Co
5.50%, 10/15/2010	1,655	1,736
Helix Energy Solutions Group Inc
9.50%, 1/15/2016 (d)	700	710
Key Energy Services Inc
8.38%, 12/1/2014 (d)	700	702

		7,029

Oil & Gas Drilling (0.13%)
Transocean Inc
5.34%, 9/5/2008 (e)(f)	3,400	3,389

Oil Company — Exploration & Production (1.42%)
Anadarko Petroleum Corp
5.39%, 9/15/2009 (e)	4,075	3,982
Canadian Natural Resources Ltd
5.15%, 2/1/2013	3,500	3,570
6.75%, 2/1/2039	3,900	3,970
Chesapeake Energy Corp
7.63%, 7/15/2013	1,250	1,291
7.50%, 9/15/2013	1,760	1,800
Citic Resources Finance Ltd
6.75%, 5/15/2014 (d)	1,250	1,159
Compton Petroleum Finance Corp
7.63%, 12/1/2013	650	601

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Exploration & Production (continued)
EnCana Corp
6.30%, 11/1/2011	$175	$185
Husky Oil Co
7.55%, 11/15/2016	325	371
KCS Energy Inc
7.13%, 4/1/2012	600	570
Marathon Oil Canada Corp
8.38%, 5/1/2012	1,530	1,737
Newfield Exploration Co
6.63%, 9/1/2014	1,860	1,832
Nexen Inc
5.05%, 11/20/2013	5,070	4,942
7.88%, 3/15/2032	500	570
6.40%, 5/15/2037	1,825	1,766
PetroHawk Energy Corp
9.13%, 7/15/2013	650	671
Pioneer Natural Resources Co
6.65%, 3/15/2017	2,500	2,395
Plains Exploration & Production Co
7.75%, 6/15/2015	1,300	1,302
Southwestern Energy Co
7.50%, 2/1/2018 (d)	890	914
Swift Energy Co
7.63%, 7/15/2011	565	556
7.13%, 6/1/2017	2,005	1,875
XTO Energy Inc
7.50%, 4/15/2012	190	212
5.90%, 8/ 1/2012	2,000	2,121
6.25%, 4/15/2013	235	251

		38,643

Oil Company — Integrated (0.27%)
Conoco Inc
6.95%, 4/15/2029	100	114
Husky Energy Inc
6.25%, 6/15/2012	2,275	2,416
6.15%, 6/15/2019	1,240	1,277
6.80%, 9/15/2037	1,600	1,673
Petrobras International Finance Co
8.38%, 12/10/2018	600	717
Petronas Capital Ltd
7.88%, 5/22/2022 (d)	545	686
Suncor Energy Inc
6.50%, 6/15/2038	445	454

		7,337

Oil Refining & Marketing (0.42%)
Premcor Refining Group Inc/The
6.75%, 2/1/2011	1,675	1,814
9.50%, 2/1/2013	1,900	1,997
Tesoro Corp
6.25%, 11/1/2012	2,680	2,667
6.63%, 11/1/2015	1,115	1,084
6.50%, 6/1/2017	1,475	1,438
Valero Energy Corp
4.75%, 6/15/2013	957	950
4.75%, 4/ 1/2014 (b)	1,500	1,474

		11,424

Paper & Related Products (0.09%)
Alto Parana SA
6.38%, 6/9/2017 (d)	2,290	2,256
Celulosa Arauco y Constitucion SA
5.13%, 7/9/2013	205	204

		2,460

Pharmacy Services (0.20%)
Medco Health Solutions Inc
7.25%, 8/15/2013	3,285	3,626
Omnicare Inc
6.75%, 12/15/2013	250	229
6.88%, 12/15/2015	1,600	1,440

		5,295

Physician Practice Management (0.06%)
US Oncology Holdings Inc
10.76%, 3/15/2012 (e)	300	226
US Oncology Inc
9.00%, 8/15/2012	1,300	1,274

		1,500

Pipelines (1.41%)
Boardwalk Pipelines LLC
5.50%, 2/1/2017	540	540
Consolidated Natural Gas Co
5.00%, 3/ 1/2014	250	246
Copano Energy LLC
8.13%, 3/1/2016	760	770
El Paso Natural Gas Co
5.95%, 4/15/2017	1,115	1,120
Enbridge Energy Partners LP
4.00%, 1/15/2009	388	389
Enbridge Inc
5.80%, 6/15/2014	2,600	2,671
Holly Energy Partners LP
6.25%, 3/ 1/2015	1,000	905
MarkWest Energy Partners LP/MarkWest Energy Finance Corp
8.50%, 7/15/2016	1,000	1,005
National Fuel Gas Co
5.25%, 3/ 1/2013	350	357
NGPL PipeCo LLC
6.51%, 12/15/2012 (d)	3,500	3,611
7.12%, 12/15/2017 (d)	2,800	2,890
Northwest Pipeline Corp
5.95%, 4/15/2017	1,345	1,338

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Pipelines (continued)
ONEOK Partners LP
5.90%, 4/ 1/2012	$2,150	$2,242
Pacific Energy Partners LP
6.25%, 9/15/2015	4,500	4,595
Sonat Inc
7.63%, 7/15/2011	6,275	6,430
Southern Natural Gas Co
5.90%, 4/ 1/2017 (d)	1,805	1,807
TEPPCO Partners LP
7.63%, 2/15/2012	1,080	1,211
Transcontinental Gas Pipe Line Corp
7.00%, 8/15/2011	4,385	4,604
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(d)	1,700	1,462

		38,193

Poultry (0.04%)
Pilgrim’s Pride Corp
7.63%, 5/ 1/2015	1,075	1,019

Printing — Commercial (0.07%)
Cadmus Communications Corp
8.38%, 6/15/2014	750	652
Sheridan Group Inc/The
10.25%, 8/15/2011	650	631
Valassis Communications Inc
8.25%, 3/ 1/2015	750	623

		1,906

Private Corrections (0.07%)
Corrections Corp of America
7.50%, 5/1/2011	1,750	1,763

Property & Casualty Insurance (0.30%)
Chubb Corp
6.38%, 3/29/2037 (e)	2,005	1,976
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017	1,000	973
Markel Corp
7.35%, 8/15/2034	135	143
Progressive Corp/The
6.70%, 6/15/2037	1,700	1,616
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)	1,730	1,645
WR Berkley Corp
6.25%, 2/15/2037	1,820	1,662

		8,015

Publishing — Newspapers (0.01%)
Block Communications Inc
8.25%, 12/15/2015 (d)	350	339

Publishing — Periodicals (0.06%)
Dex Media West LLC/Dex Media Finance Co
9.88%, 8/15/2013	500	510
Idearc Inc
8.00%, 11/15/2016	1,200	1,074

		1,584

Quarrying (0.23%)
Compass Minerals International Inc
0.00%, 6/1/2013 (a)(e)	1,000	1,032
Vulcan Materials Co
6.39%, 12/15/2010 (e)	4,325	4,290
5.60%, 11/30/2012	1,000	1,029

		6,351

Radio (0.03%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014	1,000	908

Real Estate Operator & Developer (0.12%)
Duke Realty LP
5.63%, 8/15/2011	980	987
Regency Centers LP
8.45%, 9/1/2010	940	1,040
5.88%, 6/15/2017	1,235	1,190

		3,217

Regional Banks (1.67%)
BAC Capital Trust XIII
5.39%, 3/15/2043 (e)	3,640	2,870
BAC Capital Trust XIV
5.63%, 3/15/2043 (e)	2,385	1,935
Bank of America Corp
4.99%, 8/ 2/2010 (e)	3,290	3,252
8.00%, 12/29/2049 (e)	5,775	5,999
Capital One Financial Corp
5.43%, 9/10/2009 (e)(f)	3,500	3,264
5.70%, 9/15/2011	1,570	1,447
Fifth Third Bancorp
3.38%, 8/15/2008	350	350
First Union Institutional Capital I
8.04%, 12/ 1/2026	1,000	1,038
Keycorp
3.39%, 5/26/2009 (e)(f)	3,000	2,971
PNC Funding Corp
3.38%, 1/31/2012 (e)(f)	4,625	4,491
SunTrust Preferred Capital I
5.85%, 12/31/2049 (e)	1,580	1,345
Wachovia Corp
5.63%, 12/15/2008	865	876
6.38%, 2/1/2009	365	371
5.75%, 2/1/2018	5,395	5,423
Wells Fargo & Co
5.17%, 8/20/2010 (b)(e)	1,865	1,867
4.38%, 1/31/2013	7,705	7,703

		45,202

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Reinsurance (0.29%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	$3,350	$3,179
PartnerRe Finance II
6.44%, 12/1/2066 (e)	1,320	1,188
Platinum Underwriters Finance Inc
7.50%, 6/1/2017	3,170	3,391

		7,758

REITS — Apartments (0.13%)
AvalonBay Communities Inc
5.50%, 1/15/2012 (b)	1,785	1,726
BRE Properties Inc
5.50%, 3/15/2017	1,740	1,515
UDR Inc
6.50%, 6/15/2009	395	406

		3,647

REITS — Diversified (0.30%)
iStar Financial Inc
5.33%, 9/15/2009 (e)	2,425	2,248
5.50%, 3/ 9/2010 (e)	3,425	3,049
5.85%, 3/15/2017	3,500	2,902

		8,199

REITS — Healthcare (0.57%)
HCP Inc
5.44%, 9/15/2008 (e)(f)	4,500	4,502
5.65%, 12/15/2013	2,900	2,716
6.00%, 1/30/2017	1,750	1,565
Nationwide Health Properties Inc
6.50%, 7/15/2011	585	621
6.25%, 2/1/2013	5,700	6,014

		15,418

REITS — Hotels (0.16%)
Hospitality Properties Trust
5.13%, 2/15/2015	825	774
6.30%, 6/15/2016	1,800	1,759
6.70%, 1/15/2018	2,000	1,923

		4,456

REITS — Office Property (0.24%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	2,325	2,335
5.70%, 5/1/2017	1,945	1,773
Highwoods Properties Inc
5.85%, 3/15/2017	1,245	1,114
HRPT Properties Trust
5.59%, 3/16/2011 (e)	1,408	1,362

		6,584

REITS — Regional Malls (0.01%)
Simon Property Group LP
4.60%, 6/15/2010	375	375

REITS — Shopping Centers (0.13%)
Developers Diversified Realty Corp
5.38%, 10/15/2012	2,560	2,367
Federal Realty Investment Trust
6.20%, 1/15/2017	1,170	1,146

		3,513

REITS — Single Tenant (0.04%)
National Retail Properties Inc
6.88%, 10/15/2017	935	951

REITS — Warehouse & Industrial (0.17%)
Prologis
5.28%, 8/24/2009 (e)	4,800	4,663

Rental — Auto & Equipment (0.66%)
Erac USA Finance Co
3.50%, 4/30/2009 (d)(e)(f)	6,350	6,322
5.30%, 8/28/2009 (d)(e)	1,900	1,910
5.90%, 11/15/2015 (d)	3,750	3,661
6.38%, 10/15/2017 (d)	2,600	2,558
7.00%, 10/15/2037 (d)	2,600	2,362
United Rentals North America Inc
6.50%, 2/15/2012	1,200	1,104

		17,917

Retail — Apparel & Shoe (0.07%)
Collective Brands Inc
8.25%, 8/ 1/2013	850	782
Phillips- Van Heusen Corp
8.13%, 5/1/2013	750	765
7.75%, 11/15/2023	475	459

		2,006

Retail — Automobile (0.09%)
Asbury Automotive Group Inc
8.00%, 3/15/2014	750	667
AutoNation Inc
6.26%, 4/15/2013 (e)	1,000	838
Penske Auto Group Inc
7.75%, 12/15/2016	1,150	1,029

		2,534

Retail — Discount (0.10%)
Target Corp
5.38%, 6/15/2009	80	82
5.88%, 3/ 1/2012 (b)	280	295
Wal-Mart Stores Inc
6.50%, 8/15/2037	2,240	2,349

		2,726

Retail — Drug Store (0.22%)
CVS Caremark Corp
5.44%, 6/1/2010 (e)	4,710	4,601

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Retail — Drug Store (continued)
Rite Aid Corp
8.13%, 5/1/2010	$1,450	$1,398

		5,999

Retail — Petroleum Products (0.18%)
Petro Stopping Centers LP/Petro Financial Corp
9.00%, 2/15/2012	4,730	4,907

Retail — Propane Distribution (0.09%)
Amerigas Partners LP
7.25%, 5/20/2015	550	543
AmeriGas Partners LP/AP Eagle Finance Corp
7.13%, 5/20/2016	450	437
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014	500	484
8.25%, 3/1/2016	500	510
Suburban Propane Partners LP/Suburban
Energy Finance Corp
6.88%, 12/15/2013	400	388

		2,362

Retail — Restaurants (0.09%)
Darden Restaurants Inc
6.20%, 10/15/2017	1,690	1,673
Landry’s Restaurants Inc
9.50%, 12/15/2014	700	676

		2,349

Rubber — Tires (0.08%)
Goodyear Tire & Rubber Co/The
11.25%, 3/1/2011	1,000	1,055
8.63%, 12/1/2011	1,000	1,029

		2,084

Satellite Telecommunications (0.09%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016	1,000	997
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (e)	1,515	1,500

		2,497

Savings & Loans — Thrifts (0.13%)
Washington Mutual Inc
4.56%, 1/15/2010 (e)	3,750	3,432
5.25%, 9/15/2017 (b)	205	170

		3,602

Schools (0.03%)
Knowledge Learning Corp Inc
7.75%, 2/1/2015 (d)	970	907

Seismic Data Collection (0.06%)
Cie Generale de Geophysique-Veritas
7.50%, 5/15/2015	1,210	1,192
7.75%, 5/15/2017	400	396

		1,588

Sovereign (0.04%)
Mexico Government International Bond
5.08%, 1/13/2009 (e)	1,135	1,137

Special Purpose Banks (0.11%)
Korea Development Bank
4.33%, 10/20/2009 (e)	760	762
4.84%, 4/3/2010 (e)(f)	2,335	2,333

		3,095

Special Purpose Entity (1.14%)
AGFC Capital Trust I
6.00%, 1/15/2067 (d)(e)	835	778
BAE Systems Holdings Inc
6.40%, 12/15/2011 (d)	3,305	3,524
5.20%, 8/15/2015 (d)	3,420	3,379
Capital One Capital IV
6.75%, 2/17/2037	1,640	1,119
Hawker Beechcraft Acquisition Co LLC
9.75%, 4/1/2017 (b)(d)	1,745	1,662
Independencia International Ltd
9.88%, 1/31/2017 (d)	500	465
John Hancock Global Funding II
4.87%, 4/3/2009 (d)(e)	2,550	2,563
JP Morgan Chase Capital XXII
6.45%, 2/2/2037	750	678
Petroplus Finance Ltd
7.00%, 5/1/2017 (c)(d)	700	635
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(e)	1,865	1,756
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	1,465	1,487
Rockies Express Pipeline LLC
5.78%, 8/20/2009 (d)(e)	2,260	2,265
Santander Perpetual SA Unipersonal
6.67%, 10/24/2017 (b)(d)(e)	1,500	1,520
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (d)(e)	2,740	2,534
Swiss Re Capital I LP
6.85%, 5/29/2049 (d)(e)	1,925	1,862
TransCapitalInvest Ltd
5.67%, 3/5/2014 (d)	1,840	1,815
Universal City Development Partners
11.75%, 4/1/2010	1,000	1,030
USB Realty Corp
6.09%, 12/22/2049 (d)(e)	985	790
Williams Cos Inc Credit Linked Certificates
8.16%, 5/1/2009 (d)(e)	1,200	1,212

		31,074

Specified Purpose Acquisition (0.06%)
ESI Tractebel Acquisition Corp
7.99%, 12/30/2011	1,634	1,669

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Steel — Producers (0.21%)
Ispat Inland ULC
9.75%, 4/1/2014	$1,900	$2,061
Steel Dynamics Inc
7.38%, 11/1/2012 (d)	2,600	2,594
6.75%, 4/1/2015	1,000	967

		5,622

Steel Pipe & Tube (0.03%)
Mueller Water Products Inc
7.38%, 6/1/2017	1,000	850

Supranational Bank (0.01%)
Corp Andina de Fomento
6.88%, 3/15/2012	210	225

Telecommunication Equipment (0.09%)
Lucent Technologies Inc
5.50%, 11/15/2008	1,789	1,776
Nortel Networks Ltd
8.51%, 7/15/2011 (d)(e)	800	744

		2,520

Telecommunication Services (0.21%)
Globo Comunicacoe e Participacoes SA
7.25%, 4/26/2022 (b)(d)	1,155	1,120
MasTec Inc
7.63%, 2/1/2017	900	833
Qwest Corp
7.88%, 9/1/2011	1,000	1,031
Telcordia Technologies Inc
8.01%, 7/15/2012 (d)(e)	2,020	1,717
West Corp
9.50%, 10/15/2014	1,000	930

		5,631

Telephone — Integrated (1.68%)
AT&T Corp
7.30%, 11/15/2011 (e)	2,070	2,276
AT&T Inc
4.95%, 1/15/2013	4,000	4,096
6.30%, 1/15/2038	4,025	3,997
British Telecommunications PLC
5.15%, 1/15/2013	1,500	1,540
Deutsche Telekom International Finance
5.06%, 3/23/2009 (e)	3,175	3,154
France Telecom SA
7.75%, 3/1/2011 (e)	3,390	3,692
KT Corp
4.88%, 7/15/2015 (d)	700	691
Qwest Capital Funding Inc
7.00%, 8/3/2009	10,245	10,207
Qwest Communications International Inc
8.37%, 2/15/2009 (e)	1,350	1,343
Royal KPN NV
8.00%, 10/1/2010	1,075	1,159
Sprint Nextel Corp
5.24%, 6/28/2010 (e)	2,500	2,409
Telecom Italia Capital SA
5.39%, 2/1/2011 (e)	845	820
4.56%, 7/18/2011 (e)	2,175	2,086
Telefonica Emisiones SAU
5.23%, 6/19/2009 (e)	2,200	2,180
5.98%, 6/20/2011	1,415	1,471
5.21%, 2/4/2013 (a)(c)(e)	2,075	1,945
5.86%, 2/4/2013 (c)	1,670	1,732
Telefonica Europe BV
7.75%, 9/15/2010	760	822

		45,620

Television (0.10%)
Allbritton Communications Co
7.75%, 12/15/2012	750	748
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	380	390
Univision Communications Inc
7.85%, 7/15/2011	1,020	973
Videotron Ltee
6.88%, 1/15/2014	725	701

		2,812

Theaters (0.08%)
AMC Entertainment Inc
8.63%, 8/15/2012	900	900
Cinemark Inc
0.00%, 3/15/2014 (a)(e)	1,250	1,144

		2,044

Tobacco (0.19%)
Reynolds American Inc
7.25%, 6/1/2013	3,950	4,223
6.75%, 6/15/2017	975	1,006

		5,229

Tools — Hand Held (0.12%)
Snap-On Inc
4.51%, 1/12/2010 (e)(f)	3,200	3,170
Transport — Rail (0.20%)
CSX Corp
6.25%, 3/15/2018	3,000	3,047
CSX Transportation Inc
6.25%, 1/15/2023	2,000	2,079
Union Pacific Corp
4.70%, 1/2/2024	180	179
6.63%, 2/1/2029	45	46

		5,351

Transport — Services (0.29%)
FedEx Corp
3.50%, 4/1/2009	260	260

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Transport — Services (continued)
United Parcel Service Inc
4.50%, 1/15/2013	$7,500	$7,690

		7,950

Travel Services (0.05%)
Travelport LLC
9.75%, 9/1/2014 (e)	450	405
9.88%, 9/1/2014	500	480
11.88%, 9/1/2016 (b)	500	475

		1,360

Wire & Cable Products (0.07%)
Coleman Cable Inc
9.88%, 10/1/2012	1,250	1,127
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	850	799

		1,926

TOTAL BONDS		$2,232,107

SENIOR FLOATING RATE INTERESTS (1.25%)
Aerospace & Defense (0.07%)
Hawker Beachcraft Inc, Term Loan B
0.00%, 3/27/2014 (e)(i)	2,000	1,801

Applications Software (0.13%)
Metavante Corp, Term Loan B
6.70%, 11/7/2014 (e)	3,750	3,577

Auto/Truck Parts & Equipment — Replacement (0.08%)
Allison Transmission Inc, Term Loan B
8.24%, 8/7/2014 (e)	2,500	2,183

Cellular Telecommunications (0.05%)
Alltel Holdings Corp, Term Loan B3
7.78%, 5/31/2015 (e)	1,500	1,365

Chemicals — Plastics (0.07%)
Lyondell Chemical Company, Term Loan C
6.32%, 8/16/2013 (e)	1,995	1,978

Data Processing & Management (0.09%)
First Data Corporation, Term Loan B1
7.96%, 12/24/2014 (e)	1,000	905
First Data Corporation, Term Loan B2
7.96%, 9/24/2014 (e)	750	680
First Data Corporation, Term Loan B3
7.96%, 9/24/2014 (e)	1,000	909

		2,494

Electric — Integrated (0.11%)
Texas Competitive Electric Holdings Company, Term Loan B2
8.40%, 10/29/2014 (e)	1,290	1,173
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (e)	1,997	1,818

		2,991

Health Care Services (0.10%)
Community Health Systems Inc, Term Loan B
0.00%, 7/25/2014 (e)(i)	3,000	2,773

Medical — Hospitals (0.12%)
HCA Inc, Term Loan B1
7.08%, 11/18/2013 (e)	3,491	3,201

Racetracks (0.18%)
Penn National Gaming Inc, Term Loan B
6.58%, 10/3/2012 (e)	4,954	4,822

Retail — Building Products (0.19%)
HD Supply Inc, Term Loan B
6.00%, 8/30/2012 (e)	5,200	5,148

Satellite Telecommunications (0.06%)
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (e)	1,853	1,747

TOTAL SENIOR FLOATING RATE INTERESTS		$34,080
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (54.48%)
Federal Home Loan Mortgage Corporation (FHLMC) (18.64%)
5.00%, 2/1/2023 (j)	5,050	5,113
5.50%, 2/1/2023 (j)	3,055	3,126
4.50%, 3/1/2023 (c)(j)	19,315	19,267
5.00%, 2/1/2038 (j)	60,275	59,992
5.50%, 2/1/2038 (j)	129,750	131,331
6.00%, 2/1/2038 (j)	121,625	124,666
6.50%, 2/1/2038 (j)	20,100	20,879
5.50%, 4/1/2009	22	23
5.50%, 8/1/2009	62	63
4.50%, 12/1/2009	648	652
4.50%, 4/1/2011	2,552	2,566
7.00%, 8/1/2016	11	12

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 6/1/2017	$548	$571
6.00%, 7/1/2017	202	209
5.50%, 3/1/2018	416	426
5.00%, 5/1/2018	3,318	3,370
5.00%, 10/1/2018	2,025	2,057
5.50%, 12/1/2018	9	9
5.00%, 1/1/2019	3,268	3,317
6.00%, 3/1/2022	556	572
6.00%, 7/1/2023	1,818	1,871
5.50%, 6/1/2024	857	872
5.00%, 2/1/2026	11,441	11,523
6.00%, 6/1/2028	36	37
6.00%, 1/1/2029	13	14
6.50%, 3/1/2029	59	62
6.50%, 3/1/2029	9	10
6.50%, 5/1/2029	87	91
7.00%, 12/1/2029	34	36
7.00%, 6/1/2030	29	31
7.50%, 9/1/2030	14	16
7.50%, 9/1/2030	10	11
8.00%, 9/1/2030	129	141
7.00%, 12/1/2030	41	44
7.50%, 12/1/2030	3	3
7.50%, 1/1/2031	56	61
6.00%, 3/1/2031	103	106
7.50%, 3/1/2031	21	23
6.00%, 4/1/2031	21	21
6.50%, 4/1/2031	47	50
6.50%, 6/1/2031	4	4
7.00%, 6/1/2031	2	2
6.50%, 9/1/2031	45	47
7.00%, 9/1/2031	12	13
6.00%, 12/1/2031	524	539
6.00%, 2/1/2032	10	11
6.50%, 2/1/2032	35	37
6.50%, 2/1/2032	30	31
7.50%, 2/1/2032	29	31
6.50%, 5/1/2032	113	118
6.00%, 12/1/2032	500	514
6.00%, 2/1/2033	369	380
5.50%, 4/1/2033	902	915
5.50%, 5/1/2033	1,040	1,054
5.50%, 10/1/2033	878	891
5.50%, 12/1/2033	3,878	3,933
6.00%, 12/1/2033	887	912
5.50%, 9/1/2034	3,039	3,080
5.50%, 2/1/2035	4,627	4,687
5.00%, 7/1/2035	1,720	1,713
5.00%, 10/1/2035	3,390	3,376
6.50%, 10/1/2035	447	465
6.00%, 8/1/2036	1,812	1,858
6.50%, 11/ 1/2036	4,250	4,417
5.06%, 7/1/2034 (e)	340	352
6.04%, 6/1/2035 (e)	3,777	3,866
4.67%, 8/1/2035 (e)	1,580	1,626
4.99%, 9/1/2035 (e)	4,634	4,723
5.21%, 11/1/2035 (e)	863	878
5.44%, 12/1/2035 (e)	253	257
6.54%, 7/1/2036 (e)	4,695	4,835
6.49%, 8/1/2036 (e)	9,157	9,525
5.68%, 10/1/2036 (e)	14,741	15,162
6.51%, 10/1/2036 (e)	2,215	2,298
6.15%, 12/1/2036	6,099	6,308
6.50%, 1/1/2037 (e)	3,442	3,559
6.51%, 1/1/2037 (e)	7,588	7,873
5.56%, 2/1/2037 (e)	3,832	3,874
5.63%, 2/1/2037 (e)	4,847	4,922
5.95%, 2/1/2037 (e)	8,885	9,136
5.64%, 5/1/2037	1,048	1,062
5.56%, 8/1/2037 (e)	3,432	3,515

		506,043

Federal National Mortgage Association (FNMA) (17.48%)
5.00%, 2/1/2023 (j)	42,390	42,960
5.50%, 2/1/2023 (j)	17,725	18,151
4.50%, 3/1/2023 (c)(j)	35,375	35,397
5.00%, 2/1/2038 (j)	86,450	86,072
5.50%, 2/1/2038 (j)	109,250	110,684
6.00%, 2/1/2038 (j)	63,500	65,147
6.50%, 2/1/2038 (j)	18,190	18,878
6.00%, 5/1/2009	10	10
6.00%, 5/1/2009	13	13
6.00%, 7/1/2009	65	66
6.00%, 7/1/2009	32	33
5.00%, 3/1/2010	489	497
6.50%, 4/1/2010	15	16
6.50%, 1/1/2011	16	16
6.50%, 2/1/2011	70	73
6.50%, 3/1/2011	110	114
6.50%, 7/1/2016	15	16
6.50%, 2/1/2017	71	75
6.50%, 3/1/2017	26	27
6.50%, 4/1/2017	23	24
6.50%, 8/1/2017	511	535
5.00%, 9/1/2017	862	876

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.50%, 9/1/2017	$179	$184
5.50%, 10/1/2017	357	367
5.00%, 3/1/2018	1,389	1,411
4.50%, 1/1/2020	2,343	2,349
6.00%, 10/1/2021	4,167	4,310
6.50%, 5/1/2022	37	39
5.50%, 2/1/2023	682	695
6.00%, 2/1/2023	207	214
5.50%, 6/1/2023	2,721	2,773
5.50%, 7/1/2023	43	44
6.50%, 12/1/2031	33	34
6.50%, 2/1/2032	24	25
6.50%, 2/1/2032	58	60
7.00%, 2/1/2032	67	72
7.00%, 3/1/2032	202	216
6.50%, 4/1/2032	31	33
6.00%, 5/1/2032	55	56
6.50%, 6/1/2032	13	13
6.50%, 8/1/2032	148	154
7.50%, 8/1/2032	93	100
6.30%, 12/1/2032 (e)	780	788
5.50%, 7/1/2033	1,528	1,551
5.50%, 9/1/2033	2,140	2,172
4.24%, 6/1/2034 (e)	878	885
4.33%, 7/1/2034 (e)	1,439	1,459
4.28%, 12/1/2034 (e)	1,273	1,292
4.59%, 3/1/2035 (e)	1,411	1,426
5.00%, 7/1/2035	1,694	1,688
5.08%, 8/1/2035 (e)	1,776	1,807
5.73%, 2/1/2036 (e)	1,119	1,146
6.86%, 3/1/2036 (e)(f)	6,580	6,707
6.00%, 5/1/2036	1,272	1,305
5.79%, 6/1/2036 (e)(g)	538	552
6.00%, 7/1/2036	3,039	3,119
6.50%, 8/1/2036	687	714
6.50%, 8/1/2036	3,632	3,771
5.53%, 10/1/2036 (e)	1,271	1,291
6.50%, 10/1/2036	7,852	8,152
6.50%, 11/1/2036	8,569	8,896
6.50%, 12/1/2036	11,916	12,372
5.43%, 1/1/2037 (e)	2,960	3,040
5.50%, 1/1/2037 (e)	8,984	9,275
5.47%, 3/1/2037 (e)	2,959	3,153
5.73%, 5/1/2037 (e)	4,935	5,094

		474,484

Government National Mortgage Association (GNMA) (2.81%)
5.00%, 2/1/2038 (j)	18,000	18,039
5.50%, 2/1/2038 (j)	25,475	25,969
7.00%, 4/15/2031	2	2
7.00%, 6/15/2031	67	72
7.00%, 7/15/2031	13	14
6.00%, 8/15/2031	99	103
6.00%, 1/15/2032	27	28
6.00%, 2/15/2032	396	410
7.00%, 6/15/2032	381	408
6.50%, 10/15/2032	119	125
6.50%, 12/15/2032	886	926
6.00%, 2/15/2033	178	184
5.00%, 11/15/2033	14,432	14,485
6.00%, 12/15/2033	248	257
5.00%, 6/15/2034	348	350
6.50%, 3/20/2028	46	49
6.00%, 7/20/2028	248	257
6.00%, 11/20/2028	226	235
6.00%, 1/20/2029	240	248
6.50%, 5/20/2029	36	38
6.00%, 7/20/2029	61	63
8.00%, 1/20/2031	22	25
6.50%, 2/20/2032	21	21
6.00%, 11/20/2033	3,011	3,110
5.50%, 5/20/2035	884	901
6.00%, 12/20/2036	9,632	9,942

		76,261

U.S. Treasury (15.55%)
4.50%, 2/15/2009 (b)	15,000	15,356
4.88%, 8/15/2009 (b)	60,000	62,466
3.13%, 11/30/2009 (b)	85,000	86,454
3.50%, 2/15/2010 (b)	22,500	23,094
5.00%, 2/15/2011 (b)	27,250	29,409
4.50%, 4/30/2012 (b)	20,000	21,452
4.38%, 8/15/2012 (b)	19,750	21,149
4.25%, 8/15/2013 (b)	11,100	11,848
4.75%, 5/15/2014 (b)	15,000	16,417
4.25%, 11/15/2014 (b)	18,675	19,844
8.13%, 8/15/2019 (b)	9,350	12,945
6.25%, 8/15/2023 (b)	15,000	18,428
6.00%, 2/15/2026 (b)	37,150	44,914
6.75%, 8/15/2026	3,000	3,921
6.13%, 8/15/2029	25	31
6.25%, 5/15/2030 (b)	27,055	34,351

		422,079

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$1,478,867

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (2.28%)
Commercial Paper (2.28%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$53,787	$53,787
Snap-On Inc
3.40%, 2/1/2008 (f)	8,000	8,000

		61,787

TOTAL SHORT TERM INVESTMENTS		$61,787

REPURCHASE AGREEMENTS (2.54%)
Finance — Investment Banker & Broker (0.41%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $11,374,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (f)
	$11,289	$11,288

Money Center Banks (2.13%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $58,205,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (f)	57,753	57,748

TOTAL REPURCHASE AGREEMENTS		$69,036

Total Investments		$3,938,233
Liabilities in Excess of Other Assets, Net — (45.07)%
TOTAL NET ASSETS — 100.00%		(1,223,512)

		$2,714,721

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security purchased on a when-issued basis.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $278,835 or 10.27% of net assets.

(e)	Variable Rate

(f)	Security was purchased with the cash proceeds from securities loans.

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $84,903 or 3.13% of net assets.

(h)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $1,350 or 0.05% of net assets.

(i)	This Senior Floating Rate Note will settle after January 31, 2008, at which time the interest rate will be determined.

(j)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$48,859
Unrealized Depreciation	(109,667)

Net Unrealized Appreciation (Depreciation)	(60,808)
Cost for federal income tax purposes	3,999,041
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
Sell protection for CDX NA HY 9 Index and receive quarterly 0.60% from UBS-AG. Expires December 2012.	$50,000	$(1,019)
All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on 1-month LIBOR less 5 basis points with Wachovia Bank. Expires January 2008.	$35,000	$(462)

Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on 1-month LIBOR plus 10 basis points with Lehman Brothers. Expires May 2008.	55,000	(733)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	63.21%
Financial	23.90%
Government	15.68%
Asset Backed Securities	14.90%
Consumer, Non-cyclical	5.96%
Communications	5.21%
Energy	4.08%
Industrial	3.52%
Utilities	3.16%
Consumer, Cyclical	2.85%
Basic Materials	1.26%
Technology	1.10%
Diversified	0.24%
Liabilities in Excess of Other Assets, Net	(45.07%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2008 (unaudited)
Other Assets Summary (unaudited)

Asset Type	Percent
Total Return Swaps	0.04%
Credit Default Swaps	0.04%

Schedule of Investments
California Insured Intermediate Municipal Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (100.22%)
California (100.22%)
Anaheim Public Financing Authority/CA AMBAC
5.25%, 8/1/2013	$2,000	$2,192
Anaheim Public Financing Authority/CA FSA
5.00%, 10/1/2015	2,000	2,158
Baldwin Park Public Financing Authority
4.63%, 8/1/2016	1,130	1,185
California Educational Facilities Authority MBIA
5.10%, 3/1/2014	1,000	1,021
California Health Facilities Financing MBIA
2.60%, 9/1/2015	200	200
2.60%, 9/1/2028	500	500
California Housing Finance Agency AMBAC
5.10%, 2/1/2009	1,000	1,021
California Infrastructure & Economic Development Bank FGIC
5.00%, 8/15/2018	1,155	1,264
California Infrastructure & Economic Development Bank MBIA
2.60%, 6/1/2034	600	600
California State Department of Water Resources FGIC
5.25%, 12/1/2014	3,000	3,330
California State Department of Water Resources MBIA
5.25%, 5/1/2015	1,675	1,825
California State Public Works Board AMBAC
5.25%, 12/1/2014	1,750	1,919
5.25%, 3/1/2016	1,000	1,084
California State Public Works Board MBIA
5.00%, 12/1/2018	3,000	3,195
California Statewide Communities Development Authority
5.00%, 5/15/2020	1,000	1,025
California Statewide Communities Development Authority FNMA
4.20%, 10/15/2018	1,490	1,531
California Statewide Communities Development Authority FSA
5.25%, 10/1/2015	1,845	2,050
Chino Valley Unified School District Certificates of Participation FSA
5.25%, 9/1/2013	1,240	1,345
Chula Vista Public Financing Authority/CA FSA
4.50%, 9/2/2013	145	155
City of Hawthorne CA
4.60%, 9/1/2021 (a)	1,000	903
City of Oceanside CA AMBAC
5.25%, 4/1/2016	1,575	1,719
City of Riverside CA MBIA
5.50%, 9/1/2013	1,100	1,198
City of Sacramento CA
5.00%, 9/2/2020	1,020	974
Contra Costa County Public Financing Authority MBIA
5.00%, 6/1/2020	2,000	2,128
County of Alameda CA MBIA
5.38%, 6/1/2009	370	378
County of Riverside CA FGIC
5.00%, 11/1/2018	1,015	1,090
5.00%, 11/1/2019	1,105	1,180
County of San Diego CA
5.00%, 9/1/2016	1,000	1,045
5.00%, 9/1/2020	1,000	1,019
Emeryville Public Financing Authority/CA MBIA
5.25%, 9/1/2015	1,265	1,393
5.25%, 9/1/2017	1,400	1,542
Golden State Tobacco Securitization Corp/CA AMBAC
5.00%, 6/1/2013	1,000	1,097
Golden West Schools Financing Authority MBIA
5.65%, 2/1/2012	685	761
Gonzales Redevelopment Agency /CA
4.63%, 8/1/2011	1,000	1,005
Loma Linda CA
5.00%, 12/1/2017	2,000	2,057
Long Beach Bond Finance Authority AMBAC
5.25%, 11/1/2013	1,080	1,189
Long Beach Community College District/CA FGIC
5.00%, 5/1/2019	1,435	1,558
Los Angeles Department of Water & Power AMBAC
5.00%, 7/1/2022	1,000	1,075
Los Angeles Department of Water & Power MBIA
5.00%, 7/1/2017	1,300	1,414
Los Angeles Municipal Improvement Corp MBIA
5.50%, 6/1/2017	1,045	1,144
Los Angeles State Building Authority/CA MBIA
5.63%, 5/1/2011	1,500	1,587
Monterey Peninsula Community College District FGIC
5.00%, 8/1/2020	3,000	3,238
M-S-R Public Power Agency/CA MBIA
5.00%, 7/1/2015	2,105	2,248
2.75%, 7/1/2022	200	200
Ontario Redevelopment Financing Authority/CA AMBAC
5.50%, 8/1/2016	1,055	1,157
Ontario Redevelopment Financing Authority/CA MBIA
5.25%, 8/1/2016	1,060	1,145

Schedule of Investments
California Insured Intermediate Municipal Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
California (continued)
Orange County Public Financing Authority/CA AMBAC
5.38%, 6/1/2016	$1,000	$1,102
Palm Desert Financing Authority MBIA
5.00%, 8/1/2012	795	854
San Bernardino Redevelopment Agency RADIAN
5.00%, 9/1/2018	1,565	1,645
San Francisco Bay Area Transit Financing Authority MBIA
5.00%, 7/1/2018	3,000	3,270
San Jose Financing Authority MBIA
5.00%, 9/1/2016	1,200	1,285
Santa Maria Redevelopment Agency/CA AMBAC
5.00%, 6/1/2013	165	179
5.25%, 6/1/2015	1,085	1,193
Shasta Joint Powers Financing Authority MBIA
5.25%, 4/1/2017	1,160	1,241
South Gate Public Financing Authority XLCA
5.00%, 9/1/2016	895	950
Stanton CA AMBAC
5.63%, 8/1/2029	870	885
State of California MBIA
6.25%, 9/1/2012	2,000	2,219
Sunnyvale CA AMBAC
5.50%, 10/1/2014	1,000	1,104
5.50%, 10/1/2016	1,000	1,086
Sweetwater Union High School District MBIA
5.00%, 9/1/2020	1,225	1,296
Tracy Area Public Facilities Financing MBIA
5.88%, 10/1/2013	985	1,068

		82,421

TOTAL TAX-EXEMPT BONDS		$82,421

Total Investments		82,421
LIABILITY FOR FLOATING RATE NOTES ISSUED IN CONJUNCTION WITH SECURITIES HELD (-0.91%)
Note with interest rate of 2.26% at January 31, 2008 and contractual maturity of collateral in 2036 (b)	(750)	(750)

Total Net Investments		$81,671
Other Assets in Excess of Liabilities, Net — 0.69%		565

TOTAL NET ASSETS — 100.00%		$82,236

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2008.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$2,700
Unrealized Depreciation	(213)

Net Unrealized Appreciation (Depreciation)	2,487
Cost for federal income tax purposes	79,152
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Insured	88.56%
Revenue	7.70%
Revenue — Special Tax	2.28%
Tax Allocation	1.22%
Prerefunded	0.46%
Liability for Floating Rate Notes Issued	(0.91%)
Other Assets in Excess of Liabilities, Net	0.69%

TOTAL NET ASSETS	100.00%

Schedule of Investments
California Municipal Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (108.33%)
California (108.03%)
Abag Finance Authority for Nonprofit Co
5.25%, 10/1/2026	$1,240	$1,281
Abag Finance Authority for Nonprofit Co ACA
5.70%, 11/1/2013	2,280	2,338
Amador Water Agency/CA MBIA
5.00%, 6/1/2032	1,000	1,013
Baldwin Park Financing Authority/CA AMBAC
5.00%, 8/1/2027	2,635	2,674
Barstow Redevelopment Agency/CA MBIA
7.00%, 9/1/2014	1,010	1,165
7.00%, 9/1/2014	530	602
Bay Area Governments Association XLCA
5.25%, 9/1/2029	2,000	2,033
Byron Bethany Joint Powers Authority CIFG
4.50%, 10/1/2027	2,005	2,011
California County TOB Securitization Agency
0.00%, 6/1/2028 (a)(b)	2,000	1,528
5.13%, 6/1/2038	2,000	1,757
5.25%, 6/1/2045	2,000	1,769
California Educational Facilities Authority
6.63%, 6/1/2020	1,000	1,105
California Educational Facilities Authority MBIA
5.10%, 3/1/2014	1,000	1,021
California Health Facilities Financing Authority/CA
5.00%, 4/1/2037	1,000	983
5.25%, 4/1/2039	700	706
California Housing Finance Agency
4.80%, 8/1/2023 (c)	2,500	2,356
5.05%, 8/1/2027	2,500	2,473
5.00%, 2/1/2028	5,000	4,944
4.70%, 8/1/2036 (c)	3,150	2,918
4.875%, 8/1/2041 (c)	6,760	6,322
4.75%, 8/1/2042 (c)	8,400	7,672
California Infrastructure & Economic Development Bank
5.50%, 10/1/2015	1,000	1,066
California Mobilehome Park Financing Authority/CA
4.50%, 12/15/2036	1,000	806
California Pollution Control Financing
5.13%, 11/1/2023	2,500	2,448
5.00%, 7/1/2027	5,500	5,091
California Pollution Control Financing AMBAC
5.85%, 6/1/2021	2,500	2,503
California Rural Home Mortgage Finance GNMA/FHLMC
7.95%, 12/1/2024	15	16
California Rural Home Mortgage Finance GNMA/FNMA/FHLMC
5.40%, 12/1/2036	1,000	1,063
California State Department of Veterans Affairs for Home Purchase Revenue Bonds
5.15%, 12/1/2027	2,000	2,027
California State Department of Water Resources
1.50%, 5/1/2020	300	300
California State Department of Water Resources FSA
5.00%, 12/1/2018	1,670	1,779
California State Enterprise Development
5.30%, 9/1/2047	1,200	1,170
California State Public Works Board
5.40%, 10/1/2022	3,000	3,040
5.00%, 4/1/2023	4,200	4,325
5.50%, 6/1/2023	1,980	2,117
5.00%, 6/1/2024	3,000	3,027
5.00%, 6/1/2025	1,750	1,758
California Statewide Communities Development Authority
5.20%, 12/1/2029	1,000	1,028
5.25%, 8/1/2031	3,500	3,558
5.25%, 7/1/2035	2,750	2,623
5.00%, 7/1/2039 (c)	3,760	3,418
5.00%, 3/1/2041	2,800	2,742
5.00%, 11/15/2043	5,085	4,991
5.25%, 3/1/2045	4,200	4,216
California Statewide Communities Development Authority MBIA
6.50%, 8/1/2012	2,005	2,154
California Statewide Communities Development Authority Revenue
5.13%, 4/1/2037 (d)	1,500	1,398
5.38%, 12/1/2037	1,000	970
Carson Redevelopment Agency MBIA
5.50%, 10/1/2016	1,000	1,124
Chula Vista Community Facilities District/CA
5.45%, 9/1/2036	1,000	918
City of Alhambra CA MBIA
6.13%, 9/2/2018	5,045	5,375
City of Azusa CA
6.00%, 9/1/2026	2,210	2,252
City of Burbank CA FSA
5.25%, 5/1/2024	3,155	3,362
City of Chula Vista CA MBIA
5.00%, 8/1/2027	3,000	3,087
City of Hawthorne CA
5.00%, 9/1/2030 (c)	5,000	4,397
City of Long Beach CA
6.88%, 10/1/2025	2,000	2,016
City of Los Angeles CA AMBAC
5.00%, 3/1/2022	1,445	1,506
City of Los Angeles CA GNMA
6.25%, 9/20/2039	1,000	1,009

Schedule of Investments
California Municipal Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
California (continued)
City of Modesto CA
5.15%, 9/1/2036	$1,000	$871
City of Oceanside CA AMBAC
5.25%, 4/1/2018	1,500	1,593
City of Pacifica CA AMBAC
5.00%, 10/1/2024	1,090	1,137
City of Redding CA MBIA
7.38%, 7/1/2022 (b)	2,365	3,370
City of San Jose CA AMBAC
5.00%, 3/1/2037	5,000	4,880
City of San Jose CA FNMA
5.88%, 3/1/2033	1,000	1,019
City of Santa Rosa CA FHA
6.70%, 12/1/2024	4,115	4,121
Coachella Redevelopment Agency
5.88%, 12/1/2028	2,000	1,991
Contra Costa Community College District MBIA
5.00%, 8/1/2029	5,000	5,174
Contra Costa Water District FSA
5.00%, 10/1/2018	1,520	1,616
County of Riverside CA FGIC
5.00%, 11/1/2025	1,160	1,194
Dinuba Financing Authority/CA
5.38%, 9/1/2038	1,000	899
Eastern Municipal Water District/CA
5.20%, 9/1/2037 (e)	750	657
Fairfield Housing Authority/CA
5.63%, 9/1/2023	1,215	1,204
Fontana Redevelopment Agency/CA MBIA
5.20%, 9/1/2030	1,000	1,021
Foothill Eastern Transportation Corridor Agency/CA
0.00%, 1/15/2026 (a)(b)	9,000	8,502
0.00%, 1/15/2030 (a)	20,000	5,545
0.00%, 1/15/2032 (a)	10,000	2,449
0.00%, 1/15/2033 (a)	10,000	2,305
0.00%, 1/15/2034 (a)	10,000	2,165
0.00%, 1/15/2036 (a)	10,000	1,913
0.00%, 1/15/2037 (a)	10,000	1,800
0.00%, 1/15/2038 (a)	9,000	1,525
Fresno Joint Powers Financing Authority FSA
5.75%, 6/1/2026	2,000	2,133
Hesperia Public Financing Authority/CA XLCA
5.00%, 9/1/2037	4,000	3,939
Hesperia Unified School District/CA
5.00%, 9/1/2030 (e)	1,065	937
Hi-Desert Memorial Health Care District
5.50%, 10/1/2015	1,000	1,006
Highland Redevelopment Agency/CA AMBAC
5.00%, 12/1/2028	3,000	3,008
Hollister Joint Powers Financing Authority FSA
4.50%, 6/1/2037 (c)	5,000	4,849
Huntington Beach Union High School
District/CA FSA
5.00%, 8/1/2029	5,000	5,191
Imperial CA FGIC
5.00%, 10/15/2020	1,250	1,307
Imperial Irrigation District/CA AMBAC
5.50%, 7/1/2029	5,000	5,299
Irvine CA
5.70%, 3/1/2018	990	999
5.00%, 9/2/2025	1,125	1,080
5.00%, 9/2/2026	1,285	1,227
5.00%, 9/2/2029	1,500	1,404
Irvine Public Facilities & Infrastructure Authority/CA AMBAC
5.00%, 9/2/2020	1,455	1,501
5.00%, 9/2/2021	3,630	3,744
5.00%, 9/2/2023	2,000	2,061
Irvine Ranch Water District/CA
1.60%, 10/1/2010	600	600
Irvine Unified School District/CA
5.00%, 9/1/2026	2,600	2,467
La Canada Unified School District MBIA
5.50%, 8/1/2028	1,825	1,958
La Quinta Financing Authority AMBAC
5.25%, 9/1/2024	1,000	1,065
5.00%, 9/1/2029	2,000	2,006
La Verne Public Financing Authority
7.25%, 9/1/2026	1,500	1,515
Lake Elsinore Public Financing Authority/CA
5.80%, 9/2/2015	1,545	1,585
Loma Linda CA
5.00%, 12/1/2022	1,000	1,001
Long Beach Bond Finance Authority AMBAC
5.00%, 8/1/2022	410	436
Los Angeles Community Redevelopment Agency/CA MBIA
5.40%, 7/1/2024	2,500	2,629
5.25%, 9/1/2026	1,000	1,037
Los Angeles Department of Water & Power
1.50%, 7/1/2034	300	300
Monrovia Financing Authority AMBAC
5.00%, 12/l/2037 (e)	1,685	1,743
Needles Public Utility Authority/CA
6.50%, 2/1/2022	2,785	2,813
Oceanside Community Facilities District
5.50%, 9/1/2029	1,485	1,403
Oxnard Harbor District/CA
5.75%, 8/1/2020	1,200	1,268
6.00%, 8/1/2024	1,000	1,078
Palm Desert Financing Authority MBIA
5.00%, 8/1/2022	1,280	1,341
Perris Public Financing Authority/CA
5.30%, 10/1/2026	2,805	2,680

Schedule of Investments
California Municipal Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
California (continued)
Pomona Public Financing Authority MBIA
5.00%, 2/1/2021	$5,000	$5,229
Pomona Unified School District/CA MBIA
6.15%, 8/1/2030	1,000	1,193
Port of Oakland FGIC
5.75%, 11/1/2029	5,000	5,155
Poway Redevelopment Agency/CA AMBAC
5.38%, 6/15/2019	1,000	1,084
Rancho Mirage Joint Powers Financing Authority/CA
5.00%, 7/1/2047 (e)	1,500	1,451
Redondo Beach Public Financing Authority/CA
7.13%, 7/1/2026	1,000	1,006
Riverside County Public Financing Authority
5.80%, 5/15/2029	2,100	2,118
Rocklin Unified School District/CA FGIC
0.00%, 8/1/2019 (a)	1,360	744
0.00%, 8/1/2020 (a)	1,415	733
0.00%, 8/1/2023 (a)	1,225	539
Saddleback Valley Unified School District/CA FSA
5.00%, 8/1/2027	3,000	3,149
5.00%, 8/1/2029	4,000	4,150
Salinas Valley Solid Waste Authority/CA AMBAC
5.25%, 8/1/2027	1,975	2,011
5.25%, 8/1/2031	2,000	2,026
San Diego Redevelopment Agency/CA
6.40%, 9/1/2019	1,000	1,027
6.50%, 10/1/2025	1,000	1,104
San Francisco City & County Airports Co MBIA
5.25%, 5/1/2026	4,000	4,056
San Juan Unified School District/CA MBIA
5.00%, 8/1/2027	3,780	3,926
Semitropic Improvement District/CA XLCA
5.13%, 12/1/2035	2,000	2,023
Sierra View Local Health Care District/CA
5.25%, 7/1/2032	1,500	1,494
South Gate Public Financing Authority AMBAC
5.25%, 9/1/2022	2,090	2,171
South Gate Public Financing Authority XLCA
5.00%, 9/1/2016	1,400	1,487
South Tahoe Redevelopment Agency/CA
5.00%, 10/1/2031	1,000	874
Southern California Logistics Airport Authority
6.15%, 12/1/2043	1,900	1,906
State of California
4.60%, 12/1/2032 (c)	3,130	2,896
4.60%, 12/1/2032	7,520	6,959
5.70%, 12/1/2032	1,280	1,288
5.00%, 6/1/2037	2,500	2,504
5.00%, 11/1/2037	7,000	7,010
State of California CIFG
5.00%, 10/1/2022	2,000	2,103
State of California FGIC
5.50%, 6/1/2025	4,430	4,608
Stockton-East Water District/CA FGIC
5.25%, 4/1/2022	1,780	1,889
Tejon Ranch Public Facilities Finance Authority
5.63%, 9/1/2037	1,000	935
Temecula Redevelopment Agency/CA MBIA
5.25%, 8/1/2036	3,270	3,358
Tobacco Securitization Authority of Northern California/CA
5.38%, 6/1/2038	10,000	9,118
5.50%, 6/1/2045	9,080	8,330
Tobacco Securitization Authority of Southern California/CA
5.00%, 6/1/2037	3,000	2,581
5.13%, 6/1/2046 (c)	13,000	11,248
Torrance CA
6.00%, 6/1/2022	1,000	1,066
Turlock CA
5.13%, 10/15/2031	1,000	893
5.38%, 10/15/2034	1,900	1,738
5.13%, 10/15/2037	1,000	873
Tustin Community Facilities District
5.38%, 9/1/2029	1,000	929
University of California Regents Medical Center Pooled Revenue Bonds
1.60%, 5/15/2032	1,300	1,300
Walnut Public Financing Authority/CA AMBAC
5.38%, 9/1/2022	2,305	2,457

		383,651

Virgin Islands (0.30%)
Virgin Islands Public Finance Authority
6.38%, 10/1/2019	1,000	1,074

TOTAL TAX-EXEMPT BONDS		$384,725

Total Investments		384,725

LIABILITY FOR FLOATING RATE NOTES ISSUED IN CONJUNCTION WITH SECURITIES HELD (-9.77%)
Notes with interest rates ranging from 2.16% to 2.35% at January 31, 2008 and contractual maturity of collateral from 2013 to 2046 (f)	(34,690)	(34,690)

Total Net Investments		$350,035
Other Assets in Excess of Liabilities, Net - 1.44%		5,100

TOTAL NET ASSETS - 100.00%		$355,135

Schedule of Investments
California Municipal Fund
January 31, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Variable Rate

(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,398 or 0.39% of net assets.

(e)	Security purchased on a when-issued basis.

(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2008.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$9,938
Unrealized Depreciation	(9,271)

Net Unrealized Appreciation (Depreciation)	667
Cost for federal income tax purposes	349,369
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Revenue	47.66%
Insured	41.20%
Revenue — Special Tax	8.33%
General Obligation	5.81%
Prerefunded	3.20%
Tax Allocation	2.13%
Liability for Floating Rate Notes Issued	(9.77%)
Other Assets in Excess of Liabilities, Net	1.44%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (99.67%)
Advertising Agencies (0.38%)
Omnicom Group Inc	273,190	$12,395

Aerospace & Defense (1.81%)
Boeing Co	249,507	20,754
General Dynamics Corp	248,820	21,015
Lockheed Martin Corp	156,636	16,904

		58,673

Aerospace & Defense Equipment (0.90%)
United Technologies Corp	398,518	29,255

Agricultural Chemicals (0.51%)
Monsanto Co	62,059	6,978
Mosaic Co/The (a)	105,951	9,643

		16,621

Agricultural Operations (0.35%)
Archer-Daniels-Midland Co	256,138	11,283

Applications Software (2.91%)
Citrix Systems Inc (a)	279,580	9,679
Compuware Corp (a)	522,265	4,439
Microsoft Corp	2,460,745	80,221
		94,339

Athletic Footwear (0.56%)
Nike Inc	296,490	18,311

Beverages — Non-Alcoholic (2.25%)
Coca-Cola Co/The	476,369	28,187
Pepsi Bottling Group Inc	264,956	9,234
PepsiCo Inc	522,389	35,621

		73,042

Brewery (0.59%)
Anheuser-Busch Cos Inc	410,789	19,110

Cable TV (0.14%)
Comcast Corp	253,782	4,609

Chemicals — Diversified (0.95%)
Celanese Corp	221,418	8,232
EI Du Pont de Nemours & Co	497,778	22,490

		30,722

Chemicals — Specialty (0.42%)
Hercules Inc	371,842	6,518
Lubrizol Corp	132,904	6,992

		13,510

Coatings & Paint (0.38%)
Sherwin-Williams Co/The	217,817	12,461

Commercial Banks (0.68%)
Bank of Hawaii Corp (b)	151,185	7,615

Commerce Bancshares Inc/Kansas City MO	118,003	5,240
Cullen/Frost Bankers Inc	167,901	9,141

		21,996

Computer Aided Design (0.32%)
Autodesk Inc (a)	256,047	10,536

Computers (4.19%)
Apple Inc (a)	326,124	44,144
Dell Inc (a)	259,193	5,194
Hewlett-Packard Co	884,959	38,717
International Business Machines Corp	444,744	47,739

		135,794

Computers — Integrated Systems (0.24%)
NCR Corp (a)(b)	360,651	7,747

Computers — Memory Devices (0.67%)
EMC Corp/Massachusetts (a)	1,055,187	16,746
Seagate Technology	246,161	4,990

		21,736

Consumer Products — Miscellaneous (0.60%)
Kimberly-Clark Corp	295,316	19,388

Containers — Metal & Glass (0.58%)
Ball Corp	175,208	8,041
Owens-Illinois Inc (a)	211,215	10,645

		18,686

Cosmetics & Toiletries (2.02%)
Colgate-Palmolive Co	249,329	19,199
Procter & Gamble Co	700,839	46,220

		65,419

Diversified Manufacturing Operations (5.03%)
3M Co	62,062	4,943
Cooper Industries Ltd	194,982	8,685
Eaton Corp	108,254	8,959
General Electric Co	2,460,671	87,132
Honeywell International Inc	355,751	21,014
Ingersoll-Rand Co Ltd	211,722	8,367
ITT Corp	233,710	13,890
Parker Hannifin Corp	148,206	10,020

		163,010

E-Commerce — Products (0.55%)
Amazon.com Inc (a)	229,472	17,830

E-Commerce — Services (0.40%)
eBay Inc (a)	314,605	8,460
Expedia Inc (a)(b)	200,449	4,614

		13,074

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Electric — Integrated (2.79%)
Alliant Energy Corp	167,099	$6,166
American Electric Power Co Inc	291,327	12,478
Constellation Energy Group Inc	52,961	4,976
Edison International	315,788	16,471
FPL Group Inc	279,231	18,005
Northeast Utilities	222,594	6,170
Public Service Enterprise Group Inc	206,133	19,789
Xcel Energy Inc	310,580	6,457

		90,512

Electric Products - Miscellaneous (0.59%)
Emerson Electric Co	379,355	19,286

Electronic Components - Miscellaneous (0.19%)
Garmin Ltd (b)	87,611	6,321

Electronic Components - Semiconductors (1.94%)
Intel Corp	1,173,082	24,869
MEMC Electronic Materials Inc (a)	250,293	17,886
Nvidia Corp (a)	670,101	16,478
Texas Instruments Inc	116,807	3,613

		62,846

Electronic Forms (0.40%)
Adobe Systems Inc (a)	367,912	12,851

Engineering — Research & Development Services (0.26%)
Jacobs Engineering Group Inc (a)	109,435	8,365

Enterprise Software & Services (1.20%)
BMC Software Inc (a)	284,608	9,119
Oracle Corp (a)	1,454,031	29,880

		38,999

Fiduciary Banks (1.54%)
Bank of New York Mellon Corp/The	572,146	26,679
State Street Corp	285,402	23,437

		50,116

Finance — Credit Card (0.17%)
American Express Co	111,055	5,477

Finance — Investment Banker & Broker (4.00%)
Citigroup Inc	966,926	27,287
Goldman Sachs Group Inc/The	189,566	38,059
JPMorgan Chase & Co	1,186,004	56,394
Lehman Brothers Holdings Inc	29,728	1,908
Merrill Lynch & Co Inc	18,099	1,021
Morgan Stanley	99,926	4,939

		129,608

Finance — Other Services (0.28%)
Nasdaq Stock Market Inc/The (a)	198,350	9,178

Food — Miscellaneous/Diversified (0.79%)
HJ Heinz Co	261,035	11,110
Kellogg Co	302,051	14,468

		25,578

Food — Retail (0.26%)
Kroger Co/The	325,670	8,288

Food — Wholesale & Distribution (0.36%)
Sysco Corp	397,353	11,543

Gas — Distribution (0.74%)
Energen Corp	168,618	10,606
Sempra Energy	239,986	13,415

		24,021

Health Care Cost Containment (0.51%)
McKesson Corp	265,611	16,678

Human Resources (0.23%)
Manpower Inc	131,899	7,421

Independent Power Producer (0.19%)
NRG Energy Inc (a)	163,091	6,294

Industrial Audio & Video Products (0.20%)
Dolby Laboratories Inc (a)	149,423	6,439

Instruments — Scientific (0.51%)
Thermo Fisher Scientific Inc (a)	324,471	16,707

Insurance Brokers (0.24%)
Aon Corp	182,751	7,953

Internet Security (0.10%)
McAfee Inc (a)	95,456	3,213

Investment Companies (0.29%)
American Capital Strategies Ltd (b)	263,337	9,262

Investment Management & Advisory Services (0.71%)
Ameriprise Financial Inc	220,964	12,222
Franklin Resources Inc	104,245	10,865

		23,087

Life & Health Insurance (1.19%)
Cigna Corp	206,053	10,129
Prudential Financial Inc (b)	199,113	16,799
Unum Group	514,708	11,643

		38,571

Machinery — Construction & Mining (0.22%)
Terex Corp (a)	119,900	7,045

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Machinery — Farm (0.73%)
Deere & Co	269,276	$23,632

Machinery — General Industry (0.30%)
Gardner Denver Inc (a)	106,965	3,470
Manitowoc Co Inc/The (b)	163,524	6,233

		9,703

Medical — Biomedical/Gene (0.18%)
Invitrogen Corp (a)	69,653	5,967

Medical — Drugs (4.90%)
Abbott Laboratories	679,462	38,254
Bristol-Myers Squibb Co	918,455	21,299
Eli Lilly & Co	444,863	22,919
Merck & Co Inc	784,272	36,296
Pfizer Inc	1,426,720	33,371
Schering-Plough Corp	124,522	2,437
Wyeth	107,711	4,287

		158,863

Medical — HMO (1.79%)
Aetna Inc	319,478	17,015
Humana Inc (a)	203,528	16,343
UnitedHealth Group Inc	166,138	8,447
WellPoint Inc (a)	208,926	16,338

		58,143

Medical Instruments (0.08%)
Medtronic Inc	58,379	2,719

Medical Products (1.88%)
Baxter International Inc	406,896	24,715
Johnson & Johnson	572,740	36,231

		60,946

Metal — Diversified (0.59%)
Freeport-McMoRan Copper & Gold Inc	216,236	19,251

Metal Processors & Fabrication (0.45%)
Precision Castparts Corp	128,085	14,576

Multi-Line Insurance (2.88%)
ACE Ltd	283,038	16,513
American International Group Inc	498,672	27,507
Hartford Financial Services Group Inc	222,879	18,002
MetLife Inc (b)	399,864	23,580
XL Capital Ltd	174,542	7,854

		93,456

Multimedia (1.47%)
News Corp	40,458	765
Time Warner Inc	254,353	4,003
Viacom Inc (a)	428,164	16,596
Walt Disney Co/The	876,981	26,248

		47,612

Networking Products (1.96%)
Cisco Systems Inc (a)	2,019,188	49,470
Juniper Networks Inc (a)	518,794	14,085

		63,555

Oil — Field Services (1.31%)
Halliburton Co	46,524	1,543
Schlumberger Ltd	222,178	16,765
Transocean Inc	198,130	24,291

		42,599

Oil & Gas Drilling (0.32%)
Noble Corp (b)
	240,176	10,513

Oil Company — Exploration & Production (2.09%)
Apache Corp	233,693	22,304
Noble Energy Inc	192,506	13,972
Occidental Petroleum Corp	462,554	31,393

		67,669

Oil Company — Integrated (7.34%)
Chevron Corp	682,903	57,705
ConocoPhillips	304,087	24,424
Exxon Mobil Corp	1,608,714	138,993
Marathon Oil Corp	72,912	3,416
Murphy Oil Corp	182,478	13,420

		237,958

Oil Field Machinery & Equipment (1.05%)
Cameron International Corp (a)(b)	222,324	8,951
FMC Technologies Inc (a)	112,478	5,417
National Oilwell Varco Inc (a)	328,639	19,794

		34,162

Pharmacy Services (1.06%)
Express Scripts Inc (a)	236,797	15,982
Medco Health Solutions Inc (a)	370,550	18,557

		34,539

Photo Equipment & Supplies (0.27%)
Eastman Kodak Co (b)	445,710	8,883

Property & Casualty Insurance (1.20%)
Chubb Corp	362,240	18,761
Travelers Cos Inc/The	419,109	20,159

		38,920

Publicly Traded Investment Fund (0.40%)
iShares S&P 500 Index Fund/US	93,999	12,935

Regional Banks (3.84%)
Bank of America Corp	953,518	42,289

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Regional Banks (continued)
PNC Financial Services Group Inc	313,815	$20,593
US Bancorp	953,517	32,372
Wachovia Corp	219,277	8,536
Wells Fargo & Co	607,127	20,648

		124,438

Reinsurance (0.07%)
Axis Capital Holdings Ltd	56,687	2,270

REITS — Hotels (0.21%)
Host Hotels & Resorts Inc	413,669	6,925

REITS — Office Property (0.29%)
Boston Properties Inc	101,169	9,299

REITS — Regional Malls (0.29%)
Simon Property Group Inc	104,867	9,373

REITS — Warehouse & Industrial (0.54%)
AMB Property Corp	60,536	3,063
ProLogis (b)	242,058	14,366

		17,429

Retail — Apparel & Shoe (0.40%)
Coach Inc (a)	261,574	8,383
Guess ? Inc	122,832	4,583

		12,966

Retail — Auto Parts (0.32%)
Autozone Inc (a)(b)	84,966	10,271

Retail — Computer Equipment (0.30%)
GameStop Corp (a)	186,793	9,663

Retail — Discount (1.20%)
Target Corp	20,837	1,158
TJX Cos Inc	480,537	15,166
Wal-Mart Stores Inc	443,641	22,572

		38,896

Retail — Drug Store (0.15%)
CVS Caremark Corp	98,247	3,838
Walgreen Co	30,673	1,077

		4,915

Retail — Jewelry (0.24%)
Tiffany & Co	193,884	7,736

Retail — Restaurants (1.36%)
McDonald’s Corp	617,264	33,054
Yum! Brands Inc	322,241	11,008

		44,062

Schools (0.40%)
Apollo Group Inc (a)	106,468	8,490
ITT Educational Services Inc (a)	48,977	4,474

		12,964

Steel — Producers (0.43%)
Nucor Corp	240,156	13,881

Telecommunication Equipment — Fiber Optics (0.57%)
Corning Inc	769,322	18,518

Telecommunication Services (0.26%)
Embarq Corp	188,474	8,538

Telephone — Integrated (3.38%)
AT&T Inc	1,893,882	72,896
Verizon Communications Inc	947,309	36,793

		109,689

Television (0.27%)
CBS Corp	345,834	8,712

Therapeutics (0.78%)
Gilead Sciences Inc (a)	551,708	25,208

Tobacco (2.26%)
Altria Group Inc	690,853	52,380
Loews Corp — Carolina Group	90,318	7,418
Reynolds American Inc (b)	211,463	13,392

		73,190

Tools — Hand Held (0.26%)
Snap-On Inc	170,194	8,360

Toys (0.37%)
Hasbro Inc	461,380	11,982

Transport — Services (0.90%)
United Parcel Service Inc (b)	400,815	29,324

Web Portals (0.89%)
Google Inc (a)	51,115	28,844

Wireless Equipment (0.11%)
Qualcomm Inc	87,460	3,710

TOTAL COMMON STOCKS		$3,232,970

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.49%)
Money Market Funds (0.49%)
BNY Institutional Cash Reserve Fund (c)	$15,989	$15,989

TOTAL SHORT TERM INVESTMENTS		$15,989

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (1.95%)
Finance — Investment Banker & Broker (0.63%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $20,588,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$20,434	$20,433

Money Center Banks (1.32%)

Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $29,443,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	29,214	29,212

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $7,080,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	6,874	6,873

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $7,080,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	6,874	6,874

		42,959

TOTAL REPURCHASE AGREEMENTS		$63,392

Total Investments		$3,312,351
Liabilities in Excess of Other Assets, Net — (2.11)%		(68,524)

TOTAL NET ASSETS — 100.00%		$3,243,827

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$293,312
Unrealized Depreciation	(197,376)

Net Unrealized Appreciation (Depreciation)	95,936
Cost for federal income tax purposes	3,216,415
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	21.28%
Financial	20.86%
Industrial	13.20%
Energy	12.11%
Technology	11.86%
Communications	10.49%
Consumer, Cyclical	4.90%
Utilities	3.73%
Basic Materials	3.28%
Funds	0.40%
Liabilities in Excess of Other Assets, Net	(2.11%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Diversified International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (98.08%)
Advertising Sales (0.04%)
Teleperformance	29,983	$938

Advertising Services (0.02%)
Taylor Nelson Sofres PLC	135,783	480

Agricultural Chemicals (2.19%)
Agruim Inc (a)	237,700	15,327
Incitec Pivot Ltd	116,303	12,738
Potash Corp of Saskatchewan (a)	145,600	20,567

		48,632

Agricultural Operations (0.54%)
Golden Agri-Resources Ltd (b)	4,060,000	5,594
Saskatchewan Wheat Pool Inc (a)	553,380	6,437

		12,031

Appliances (0.06%)
Indesit Co SpA	90,452	1,280

Applications Software (0.05%)
Infosys Technologies Ltd ADR	13,705	568
SimCorp A/S	3,610	647

		1,215

Auto — Car & Light Trucks (3.02%)
Daimler AG	270,964	21,238
Fiat SpA	360,618	8,469
Hyundai Motor Co (b)	17,258	1,359
Peugeot SA	94,651	7,007
Toyota Motor Corp	537,752	29,114

		67,187

Auto/Truck Parts & Equipment — Original (0.55%)
Denso Corp	261,800	9,472
Futaba Industrial Co Ltd	44,670	1,008
Nissin Kogyo Co Ltd	32,736	544
Tokai Rika Co Ltd	42,600	1,297

		12,321

Auto/Truck Parts & Equipment — Replacement (0.04%)
Weichai Power Co Ltd	178,000	898

Batteries & Battery Systems (0.06%)
BYD Electronic International Co Ltd (a)	979,000	1,293

Beverages — Non-Alcoholic (0.25%)
Coca Cola Hellenic Bottling Co SA	132,022	5,574

Brewery (1.30%)
Heineken NV	183,412	10,312
InBev NV	103,782	8,565
SABMiller PLC	407,435	8,815
Tsingtao Brewery Co Ltd	348,000	1,214

		28,906

Building — Heavy Construction (1.03%)
ACS Actividades de Construccion y Servicios SA (b)	189,567	9,966
Aecon Group Inc	10,716	175
Hanjin Heavy Industries & Construction Holdings Co Ltd (a)(b)	22,517	652
Vinci SA (b)	176,031	12,035

		22,828

Building & Construction — Miscellaneous (1.24%)
Bouygues SA	135,260	10,429
Cosco International Holdings Ltd	1,316,000	1,015
GS Engineering & Construction Corp	6,272	763
Koninklijke Boskalis Westminster NV	89,854	4,892
Kumho Industrial Co Ltd — Rights (a)(c)	1,713	—
Kumho Industrial Co Ltd (b)	15,914	580
Leighton Holdings Ltd (b)	165,168	7,433
Murray & Roberts Holdings Ltd	137,549	1,596
Orascom Construction Industries	6,920	724

		27,432

Building & Construction Products — Miscellaneous (0.04%)
Bauer AG	12,056	728
China National Building Material Co Ltd	46,000	103

		831

Building Products — Cement & Aggregate (0.71%)
Adelaide Brighton Ltd	267,988	857
Cemex SAB de CV (a)	587,721	1,605
Lafarge SA	84,138	13,297

		15,759

Capacitors (0.29%)
Mitsumi Electric Co Ltd	225,466	6,336

Casino Hotels (0.14%)
Genting Bhd	482,200	1,098
Resorts World Bhd	1,649,500	2,008

		3,106

Cellular Telecommunications (3.23%)
America Movil SAB de CV ADR	66,385	3,977
China Mobile Ltd	512,639	7,558
Hutchison Telecommunications International Ltd	1,249,000	1,775
Mobile Telesystems OJSC ADR	10,991	914
MTN Group Ltd	111,410	1,778
NTT DoCoMo Inc	7,280	11,509
SK Telecom Co Ltd	4,563	1,039
SK Telecom Co Ltd ADR	18,909	470

Schedule of Investments
Diversified International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Cellular Telecommunications (continued)
Taiwan Mobile Co Ltd	1,243,000	$1,797
Turkcell Iletisim Hizmet AS	112,832	1,027
Vimpel-Communications ADR	91,881	3,164
Vodafone Group PLC	10,479,160	36,680

		71,688

Chemicals — Diversified (1.37%)
Bayer AG	249,263	20,571
Denki Kagaku Kogyo K K	235,000	959
Mitsubishi Chemical Holdings Corp (a)	857,500	6,242
Nan Ya Plastics Corp	1,051,000	2,109
Nippon Synthetic Chemical Industry Co Ltd	139,000	640

		30,521

Chemicals — Specialty (0.42%)
SGL Carbon AG (a)	184,062	9,306

Circuit Boards (0.25%)
Ibiden Co Ltd	87,300	5,542

Coal (0.24%)
Banpu Public Co Ltd (a)(c)	83,800	1,140
Bumi Resources Tbk PT	4,531,000	3,219
China Shenhua Energy Co Ltd	197,000	1,026

		5,385

Coatings & Paint (0.04%)
Chugoku Marine Paints Ltd	114,000	914

Commercial Banks (13.36%)
Alpha Bank AE	350,314	11,609
Banco do Brasil SA	134,200	2,232
Banco Espirito Santo SA	278,454	4,903
Banco Santander SA (b)	1,390,188	24,450
Bank Leumi Le-Israel BM	441,789	2,215
Bank of Novia Scotia (a)(b)	243,200	11,673
BNP Paribas	168,998	16,764
BOC Hong Kong Holdings Ltd	3,105,000	7,764
Bumiputra-Commerce Holdings Bhd	507,300	1,629
Chang Hwa Commercial Bank (a)	1,018,000	564
Chiba Bank Ltd/The	838,000	6,248
China Construction Bank Corp	3,394,000	2,378
China Merchants Bank Co Ltd	248,000	874
Commonwealth Bank of Australia	348,161	15,679
DBS Group Holdings Ltd	754,000	9,407
DnB NOR ASA	954,900	12,481
FirstRand Ltd	456,630	1,037
Hang Seng Bank Ltd	461,600	9,166
HDFC Bank Ltd	27,604	1,111
HSBC Holdings PLC	1,142,781	17,157
ICICI Bank Ltd ADR	57,623	3,501
Industrial & Commercial Bank of China	4,394,000	2,645
Intesa Sanpaolo SpA	1,897,907	13,507
Julius Baer Holding AG	147,424	10,356
KBC Groep NV	71,967	9,188
Komercni Banka AS	5,170	1,126
Kookmin Bank	31,012	2,040
Korea Exchange Bank	159,000	2,313
Malayan Banking Bhd	307,100	1,128
National Bank of Greece SA	253,951	15,521
Oversea-Chinese Banking Corp	1,752,000	9,331
Powszechna Kasa Oszczednosci Bank Polaki SA	147,195	2,762
Pusan Bank	40,772	560
Raiffeisen International Bank Holding AS	59,924	7,654
Sberank RF GDR (a)(b)(c)	2,165	1,022
Siam Commercial Bank Public (a)(c)	780,600	1,816
Standard Chartered PLC	374,926	12,572
State Bank of India Ltd (b)(c)	21,829	2,460
Sumitomo Mitsui Financial Group Inc	1,663	13,347
Suruga Bank Ltd	446,000	5,326
Turkiye Garanti Bankasi AS	358,141	2,324
Turkiye Is Bankasi	194,299	987
Westpac Banking Corp	681,617	15,896

		296,723

Commercial Services (0.20%)
Aggreko Plc	413,464	4,433

Computers (0.63%)
Acer Inc	297,000	466
Compal Electronics Inc	951,000	819
High Tech Computer Corp	91,000	1,716
Research in Motion Ltd (a)	116,600	10,923

		13,924

Cosmetics & Toiletries (0.27%)
Beiersdorf AG	76,901	5,941

Diversified Financial Services (0.70%)
Challenger Financial Services Group Ltd (b)	769,971	2,475
First Financial Holding Co Ltd	3,257,000	2,682
Fubon Financial Holding Co Ltd	1,950,000	1,980
Sampo Oyj	275,260	7,238
SFCG Co Ltd (b)	7,530	1,130

		15,505

Diversified Manufacturing Operations (0.69%)
Charter Plc (a)	315,977	4,399
Siemens AG (b)	84,874	10,987

		15,386

Diversified Minerals (2.76%)
Anglo American PLC	327,931	18,127
Antofagasta PLC	143,843	1,892

Schedule of Investments
Diversified International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Minerals (continued)
BHP Billiton Ltd	226,673	$7,600
BHP Billiton PLC	772,081	23,331
Xstrata PLC	134,003	10,315

		61,265

Diversified Operations (1.34%)
Beijing Enterprises Holdings Ltd	268,000	1,133
China Resources Enterprise	408,000	1,375
Citic Pacific Ltd	1,419,000	7,040
GEA Group AG	225,578	6,974
GS Holdings Corp	20,191	868
Haci Omer Sabanchi Holding (a)	3	—
Hunting Plc	75,169	1,035
KOC Holding AS (a)	259,477	1,032
Mitie Group	150,511	729
Wharf Holdings Ltd	1,761,750	9,490

		29,676

E-Commerce — Services (0.07%)
Dena Co Ltd (b)	253	1,547

Electric — Generation (0.09%)
CEZ	17,728	1,218
Huaneng Power International Inc	1,030,000	826

		2,044

Electric — Integrated (3.75%)
Atco Ltd	9,700	494
E.ON AG	163,385	30,244
Enel SpA	1,290,704	14,336
International Power PLC	1,395,698	11,129
Korea Electric Power Corp	18,210	733
RWE AG	120,061	14,819
Union Fenosa SA	172,205	11,514

		83,269

Electric Products — Miscellaneous (0.18%)
Laird Group Plc	98,581	966
LG Electronics Inc	32,019	3,108

		4,074

Electronic Components — Miscellaneous (0.27%)
Asustek Computer Inc	968,000	2,524
Chemring Group Plc	18,633	803
Hon Hai Precision Industry Co Ltd	213,832	1,148
LG.Philips LCD Co Ltd (b)	34,952	1,508

		5,983

Electronic Components — Semiconductors (0.29%)
Samsung Electronics Co Ltd	10,218	6,510

Energy (0.01%)
Centennial Coal Company Ltd	40,388	128

Engineering — Research & Development Services (1.26%)
ABB Ltd	830,847	20,781
Keller Group PLC	80,324	859
WorleyParsons Ltd	162,155	5,763
WSP Group PLC	67,035	616

		28,019

Enterprise Software & Services (0.43%)
Axon Group Plc	50,209	479
Nomura Research Institute Ltd	243,700	6,482
Software AG	20,543	1,577
Temenos Group AG (a)	47,413	1,118

		9,656

Feminine Health Care Products (0.03%)
Hengan International Group Co Ltd (b)	176,501	645

Finance — Credit Card (0.03%)
Samsung Card Co	12,756	630

Finance — Investment Banker & Broker (1.22%)
Babcock & Brown Ltd (b)	339,555	5,696
Bolsas y Mercados Espanoles	160,761	9,907
GMP Capital Trust	35,300	680
Macquarie Group Ltd (b)	171,774	10,006
Tong Yang Investment Bank	25,090	458
Woori Investment & Securities Co Ltd (b)	17,510	389

		27,136

Finance — Other Services (1.63%)
ASX Ltd	168,657	7,313
Deutsche Boerse AG	125,824	22,148
Grupo Financiero Banorte SAB de CV	188,000	776
Hellenic Exchanges Holding SA (a)	42,403	1,432
Hong Kong Exchanges and Clearing Ltd	222,000	4,629

		36,298

Food — Dairy Products (0.05%)
Wimm-Bill-Dann Foods OJSC ADR	9,160	1,063

Food — Miscellaneous/Diversified (2.60%)
East Asiatic Co Ltd A/S	7,225	523
Nestle SA	77,034	34,488
Nutreco Holding NV	27,192	1,753
Unilever PLC	638,236	21,051

		57,815

Food -Retail (1.08%)
Jeronimo Martins SGPS SA	318,743	2,615
WM Morrison Supermarkets PLC	1,444,980	8,694
Woolworths Ltd	483,490	12,601

		23,910

Schedule of Investments
Diversified International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Footwear & Related Apparel (0.07%)
Geox SpA	92,465	$1,581

Forestry (0.01%)
Brookfield Infrastructure Partners LP (a)	9,570	201

Gambling (Non-Hotel) (0.05%)
Paddy Power PLC	37,235	1,060

Gas — Distribution (0.47%)
Centrica PLC	1,586,810	10,534

Gold Mining (0.68%)
Barrick Gold Corp. (a)	226,800	11,703
Gold Fields Ltd	80,979	1,209
Red Back Mining Inc (a)	179,262	1,471
Zhaojin Mining Industry Co Ltd	169,500	681

		15,064

Hazardous Waste Disposal (0.04%)
Transpacific Industries Group Ltd (b)	145,656	977

Hotels & Motels (0.05%)
Millennium & Copthorne Hotels PLC	168,099	1,204

Import & Export (1.96%)
ITOCHU Corp	1,030,000	9,521
Mitsubishi Corp	580,300	15,378
Mitsui & Co Ltd	575,000	11,714
Sumitomo Corp	501,500	7,008

		43,621

Industrial Audio & Video Products (0.04%)
EVS Broadcast Equipment SA	9,142	949

Industrial Gases (0.04%)
Air Water Inc	101,000	994

Internet Application Software (0.04%)
Tencent Holdings Ltd	150,800	899

Internet Content — Information & News (0.04%)
Seek Ltd (b)	143,111	817

Internet Security (0.07%)
Check Point Software Technologies (a)	68,831	1,466

Investment Companies (0.43%)
Arques Industries AG	49,458	1,118
Macquarie Infrastructure Group	3,053,498	8,413

		9,531

Investment Management & Advisory Services (0.09%)
Azimut Holding SpA	161,475	1,917

Life & Health Insurance (1.23%)
Cathay Financial Holding Co Ltd	725,000	1,734
China Life Insurance Co Ltd	487,000	1,754
Old Mutual PLC (a)	3,098,785	7,731
Power Corp Of Canada (b)	256,500	9,095
Sanlam Ltd	398,378	1,050
T&D Holdings Inc	112,300	6,021

		27,385

Lighting Products & Systems (0.04%)
Zumtobel AG	31,861	951

Machinery — Construction & Mining (0.55%)
Komatsu Ltd	499,500	12,177

Machinery — Electrical (0.05%)
Konecranes Oyj	33,866	1,037

Machinery — General Industry (1.18%)
Alstom	46,883	9,467
Bucher Industries AG	5,591	1,257
Haulotte Group	27,839	601
MAN AG	107,375	13,320
Shima Seiki Manufacturing Ltd (b)	37,400	1,569

		26,214

Machinery — Material Handling (0.04%)
Tsubakimoto Chain Co	157,000	894

Machinery Tools & Related Products (0.02%)
Gildemeister AG	25,842	542

Medical — Drugs (3.99%)
Actelion Ltd (a)	90,975	4,548
GlaxoSmithKline PLC	226,527	5,369
Laboratories Almirall SA (a)	49,796	971
Mitsubishi Tanabe Pharma Corp	343,000	4,164
Novartis AG	70,767	3,585
Novo Nordisk A/S	236,900	14,946
Roche Holding AG	146,871	26,668
Sanofi-Aventis SA	71,220	5,808
Shire PLC	461,803	8,275
Takeda Pharmaceutical Co Ltd	232,409	14,192

		88,526

Medical — Generic Drugs (0.22%)
Teva Pharmaceutical Industries Ltd ADR (b)	107,404	4,945

Medical — Nursing Homes (0.10%)
Southern Cross Healthcare Ltd	304,483	2,147

Medical — Wholesale Drug Distribution (0.04%)
Galenica AG	2,706	923

Schedule of Investments
Diversified International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Products (0.51%)
Sonova Holding AG	114,948	$10,276
SSL International PLC	99,638	1,040

		11,316

Metal — Copper (0.10%)
Quadra Mining Ltd (a)	116,900	2,260

Metal — Diversified (0.08%)
Anvil Mining Ltd (a)	65,700	896
MMC Norilsk Nickel ADR	3,817	929

		1,825

Metal — Iron (0.12%)
Mount Gibson Iron Ltd (a)	724,343	1,751
Novolipetsk Steel OJSC	21,874	816

		2,567

Multi-Line Insurance (1.36%)
Baloise Holding AG	79,029	7,025
Storebrand ASA	852,400	6,959
Zurich Financial Services AG	56,418	16,154

		30,138

Multimedia (0.68%)
Vivendi	375,273	15,122

Non-Ferrous Metals (0.08%)
Grupo Mexico SAB de CV	311,500	1,826

Oil — Field Services (1.09%)
Eurasia Drilling Co Ltd (a)(c)	56,230	1,294
Fugro NV	130,435	8,940
John Wood Group PLC	976,894	7,432
Petrofac Ltd	633,880	6,552

		24,218

Oil Company — Exploration & Production (2.51%)
Addax Petroleum Corp	166,839	6,718
Canadian Oil Sands Trust (b)	209,400	7,925
CNOOC Ltd	3,389,000	4,790
Crescent Point Energy Trust (a)	71,594	1,747
Dana Petroleum Plc (a)	77,794	2,066
EnCana Corp (a)	310,398	20,463
Gazprom OAO ADR	20,250	985
Oao Gazprom (a)(c)(d)	7,168	875
Oao Gazprom (a)	186,889	9,120
Oil & Natural Gas Corp Ltd	40,750	1,038

		55,727

Oil Company — Integrated (7.22%)
BG Group PLC	665,840	14,677
BP PLC	1,557,781	16,618
ENI SpA	595,479	19,253
LUKOIL ADR	62,965	4,386
OMV AG	133,459	9,626
Petro Canada (a)	251,000	11,407
PetroChina Co Ltd	1,857,587	2,566
Petroleo Brasileiro SA ADR	136,344	15,153
Royal Dutch Shell PLC — A shares	370,505	13,276
Royal Dutch Shell PLC — B shares	491,696	17,077
Sasol Ltd	91,581	4,403
StatoilHydro ASA	388,800	10,238
Total SA	299,448	21,793

		160,473

Oil Refining & Marketing (0.48%)
Reliance Industries Ltd (d)	46,304	5,817
Singapore Petroleum Co Ltd	352,000	1,582
Thai Oil Public (a)(c)	553,019	1,289
Tupras Turkiye Petrol Rafine	79,752	2,054

		10,742

Paper & Related Products (0.09%)
DS Smith PLC	38,255	121
Lee & Man Paper Manufacturing Ltd	166,800	372
Votorantim Celulose e Papel SA ADR (a)(b)	54,585	1,613

		2,106

Petrochemicals (0.07%)
LG Chem Ltd	10,623	890
PTT Chemical PLC (a)(c)	241,300	720

		1,610

Photo Equipment & Supplies (0.71%)
Konica Minolta Holdings Inc	393,500	6,341
Olympus Corp	282,000	9,513

		15,854

Platinum (0.13%)
Impala Platinum Holdings Ltd	75,652	2,875

Power Converter & Supply Equipment (0.10%)
Bharat Heavy Electricals Ltd	42,093	2,229

Property & Casualty Insurance (0.40%)
Beazley Group PLC	432,176	1,459
LIG Insurance Co Ltd	41,720	886
Sompo Japan Insurance Inc	722,000	6,585

		8,930

Public Thoroughfares (0.07%)
Cia de Concessoes Rodoviarias	57,509	927
Zhejiang Expressway Co Ltd	680,000	723

		1,650

Real Estate Management & Services (0.14%)
Ardepro Co Ltd (b)	2,468	409
Atrium Co Ltd	41,151	798

Schedule of Investments
Diversified International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Real Estate Management & Services (continued)
Deutsche Euroshop AG	29,313	$1,041
Midland Holdings Ltd	528,000	795

		3,043

Real Estate Operator & Developer (2.16%)
Allgreen Properties Ltd	719,000	574
Brookfield Asset Management Inc (a)(b)	239,238	7,713
City Developments Ltd	464,000	3,743
DLF Ltd	67,725	1,408
Henderson Land Development Co Ltd	1,123,000	9,699
Hopewell Holdings	1,237,000	5,407
Joint Corp	46,372	819
Kerry Properties Ltd	802,500	5,410
Kowloon Development Co Ltd	440,972	1,012
Mitsui Fudosan Co Ltd	462,000	10,717
Quality Houses Public Company Ltd (a)(c)	1,463,468	90
Shenzhen Investment Ltd	3,249,700	1,489

		48,081

REITS — Apartments (0.04%)
Boardwalk Real Estate Investment Trust (a)(b)	24,800	982

REITS — Diversified (0.11%)
Eurocommercial Properties NV	25,773	1,370
Suntec Real Estate Investment Trust	998,258	1,059

		2,429

REITS — Office Property (0.14%)
ICADE	24,011	3,094

Retail — Automobile (0.09%)
PT Astra International Tbk	662,000	1,995

Retail — Computer Equipment (0.23%)
Game Group Plc	1,265,133	5,048

Retail — Consumer Electronics (0.26%)
GOME Electrical Appliances Holdings Ltd	2,123,000	4,840
JB Hi-Fi Ltd	68,073	831

		5,671

Retail — Drug Store (0.39%)
Shoppers Drug Mart Corp	151,100	7,389
Sugi Pharmacy Co Ltd	42,300	1,162

		8,551

Retail — Jewelry (0.61%)
Swatch Group AG	50,004	13,500

Retail — Major Department Store (0.11%)
David Jones Ltd	226,482	936
Hyundai Department Store Co Ltd	14,809	1,426

		2,362

Rubber — Tires (0.42%)
Compagnie Generale des Etablissements Michelin	96,830	9,345

Rubber & Plastic Products (0.03%)
Tokai Rubber Industries Inc	39,467	654

Semiconductor Component — Integrated Circuits (0.14%)
Taiwan Semiconductor Manufacturing Co Ltd	1,628,377	3,051

Steel — Producers (2.45%)
ArcelorMittal South Africa Ltd	18,519	365
ArcelorMittal	178,794	11,712
China Steel Corp	1,026,000	1,451
Cia Siderurgica Nacional SA ADR (b)	23,379	2,260
Evraz Group SA (c)	34,073	2,493
Mechel ADR (b)	25,942	2,416
Nippon Steel Corp	2,153,000	13,088
POSCO ADR (b)	26,391	3,578
Salzgitter AG	58,272	9,233
Shougang Concord International Enterprises Company Ltd	2,272,000	637
Sidenor Steel Products Manufacturing Co	48,105	670
Tata Steel Ltd (a)	58,960	1,138
Voestalpine AG	88,767	5,474

		54,515

Steel — Specialty (0.04%)
Mitsubishi Steel Manufacturing Co Ltd (b)	224,610	799

Telecommunication Equipment (0.04%)
VTech Holdings Ltd	139,000	801

Telecommunication Services (1.44%)
Chunghwa Telecom Co Ltd (a)	349,000	743
Reliance Communications Ltd	100,499	1,549
Singapore Telecommunications Ltd	4,596,000	11,971
Tele2 AB	304,050	6,234
Telekom Malaysia Bhd	470,700	1,659
Telenet Group Holding NV (a)	19,276	539
TeliaSonera AB	1,038,500	9,229

		31,924

Telephone — Integrated (3.79%)
Brasil Telecom Participacoes SA	101,769	1,425
BT Group PLC	1,876,233	9,758
France Telecom SA	457,375	16,131
Golden Telecom Inc (a)	12,789	1,314
KDDI Corp	1,660	11,343
KT Corp	39,540	2,120
Tele Norte Leste Participacoes SA ADR	56,825	1,477
Telefonica SA	1,013,528	29,629
Telefonos de Mexico SAB de CV ADR (b)	96,258	3,475

Schedule of Investments
Diversified International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (continued)
Telstra Corp Ltd	1,920,883	$7,557

		84,229

Therapeutics (0.25%)
Grifols SA	225,724	5,515

Tobacco (2.10%)
British American Tobacco PLC	356,316	12,764
Imperial Tobacco Group PLC	305,564	14,947
ITC Ltd	192,126	967
Japan Tobacco Inc	3,381	17,943

		46,621

Tools — Hand Held (0.40%)
Hitachi Koki Co Ltd	89,724	1,289
Makita Corp	202,300	7,582

		8,871

Toys (1.00%)
Nintendo Co Ltd	44,100	22,301

Transport — Marine (0.98%)
China COSCO Holdings Co Ltd	263,500	607
China Shipping Development Co Ltd	368,000	949
D/S Norden A/S	53,025	5,525
Golden Ocean Group Ltd	338,600	1,779
Inui Steamship Co Ltd (b)	46,800	727
Jinhui Shipping & Transportation Ltd (a)(b)	86,668	830
Mitsui OSK Lines Ltd	649,700	7,976
Pacific Basin Shipping Ltd	658,828	925
Shinwa Kaiun Kaisha Ltd	135,512	794
Smit Internationale NV	9,413	786
STX Pan Ocean Co Ltd	501,000	885
Wan Hai Lines Ltd	1	—

		21,783

Transport — Rail (0.54%)
Central Japan Railway Co	1,299	12,033

Transport — Services (0.71%)
Firstgroup Plc	640,175	8,488
Kintetsu World Express Inc	29,200	845
Stagecoach Group PLC	1,347,414	6,498

		15,831

Water (0.07%)
Companhia de Saneamento Basico de Estado de Sao Paulo (a)	74,780	1,580

Web Portals (0.10%)
NHN Corp	5,900	1,269
So-net Entertainment Corp	232	845

		2,114

Wire & Cable Products (0.35%)
Leoni AG	28,935	1,211
Nexans SA (b)	58,748	6,492

		7,703

Wireless Equipment (1.55%)
Nokia OYJ	937,462	34,520

TOTAL COMMON STOCKS		$2,178,953

PREFERRED STOCKS (1.09%)
Auto — Car & Light Trucks (0.40%)
Porsche Automobil Holding SE (b)	4,859	8,802

Commercial Banks (0.06%)
Banco Bradesco SA	48,000	1,275

Diversified Minerals (0.28%)
Cia Vale do Rio Doce	242,380	6,169

Diversified Operations (0.08%)
Investimentos Itau SA	326,831	1,882

Electric — Integrated (0.05%)
Cia Energetica de Minas Gerais	74,000	1,176

Food — Meat Products (0.11%)
Sadia SA (a)	474,000	2,471

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	3,348	15

Steel — Producers (0.11%)
Usinas Siderurgicas de Minas Gerais SA	51,850	2,432

TOTAL PREFERRED STOCKS		$24,222

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (4.48%)
Commercial Paper (0.25%)
Investment in Joint Trade Account; HSBC Funding 3.12%, 2/1/2008	$5,561	$5,561

Money Market Funds (4.23%)
BNY Institutional Cash Reserve Fund (e)	93,943	93,943

TOTAL SHORT TERM INVESTMENTS		$99,504

REPURCHASE AGREEMENTS (2.41%)
Finance — Investment Banker & Broker (1.11%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $24,769,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (e)	$24,584	$24,582

Schedule of Investments
Diversified International Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (1.30%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $29,147,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (e)	$28,920	$28,918

TOTAL REPURCHASE AGREEMENTS		$53,500

Total Investments		$2,356,179
Liabilities in Excess of Other Assets, Net — (6.06)%		(134,680)

TOTAL NET ASSETS — 100.00%		$2,221,499

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,199 or 0.59% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,692 or 0.30% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$249,361
Unrealized Depreciation	(141,506)

Net Unrealized Appreciation (Depreciation)	107,855
Cost for federal income tax purposes	2,248,324
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

Japan	14.67%
United Kingdom	14.27%
Germany	8.09%
Switzerland	7.55%
United States	6.89%
Canada	6.69%
France	6.68%
Australia	5.69%
Spain	4.14%
Hong Kong	3.99%
Italy	2.72%
Netherlands	2.63%
Singapore	1.95%
Finland	1.93%
Brazil	1.89%
Korea, Republic Of	1.58%
Greece	1.57%
Norway	1.34%
Russian Federation	1.27%
Austria	1.07%
Taiwan, Province Of China	1.02%
India	0.98%
Denmark	0.97%
China	0.87%
Belgium	0.87%
Sweden	0.70%
South Africa	0.64%
Luxembourg	0.64%
Mexico	0.52%
Israel	0.39%
Malaysia	0.34%
Portugal	0.34%
Turkey	0.33%
Indonesia	0.23%
Thailand	0.23%
Poland	0.12%
Czech Republic	0.10%
Bermuda	0.08%
Ireland	0.05%
Egypt	0.03%
Liabilities in Excess of Other Assets, Net	(6.06%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Equity Income Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.35%)
Aerospace & Defense (1.19%)
General Dynamics Corp	543,200	$45,879

Agricultural Operations (1.39%)
Archer-Daniels-Midland Co	1,219,700	53,728

Apparel Manufacturers (0.58%)
VF Corp	288,900	22,352

Audio & Video Products (0.61%)
Sony Corp ADR	496,400	23,574

Auto — Car & Light Trucks (0.35%)
Daimler AG	173,100	13,542

Auto/Truck Parts & Equipment — Original (0.36%)
Johnson Controls Inc	392,100	13,869

Brewery (0.49%)
Molson Coors Brewing Co	423,000	18,895

Cellular Telecommunications (0.88%)
Vodafone Group PLC ADR (a)	972,862	33,856

Chemicals — Diversified (1.85%)
Bayer AG ADR	549,400	44,996
EI Du Pont de Nemours & Co	584,000	26,385

		71,381

Commercial Banks (0.64%)
Barclays PLC ADR (a)	651,800	24,592

Computers (1.24%)
Hewlett-Packard Co	1,093,300	47,832

Consumer Products — Miscellaneous (0.49%)
Kimberly-Clark Corp	287,700	18,887

Data Processing & Management (0.90%)
Automatic Data Processing Inc	427,500	17,344
Fidelity National Information Services	411,357	17,462

		34,806

Diversified Manufacturing Operations (7.42%)
3M Co	260,300	20,733
Dover Corp	621,600	25,088
General Electric Co	3,416,900	120,993
Honeywell International Inc	447,200	26,416
ITT Corp	815,500	48,465
Siemens AG ADR (a)	343,700	44,612

		286,307

Electric — Integrated (5.50%)
Duke Energy Corp	2,576,600	48,079
FPL Group Inc	865,100	55,782
PG&E Corp	800,300	32,844
Progress Energy Inc	1,063,500	48,038
Xcel Energy Inc	1,308,700	27,208

		211,951

Electric Products — Miscellaneous (1.12%)
Emerson Electric Co	849,000	43,163

Electronic Components — Semiconductors (3.15%)
Intel Corp	4,584,900	97,200
Microchip Technology Inc (a)	508,100	16,213
STMicroelectronics NV (a)	638,800	7,915

		121,328

Electronics — Military (0.96%)
L-3 Communications Holdings Inc	332,300	36,829

Fiduciary Banks (1.84%)
Bank of New York Mellon Corp/The	1,518,380	70,802

Finance — Investment Banker & Broker (5.15%)
Goldman Sachs Group Inc/The	228,300	45,836
JPMorgan Chase & Co	1,819,800	86,531
Merrill Lynch & Co Inc	553,900	31,240
Morgan Stanley	707,400	34,967

		198,574

Food — Miscellaneous/Diversified (2.31%)
Cadbury Schweppes PLC ADR	642,200	28,494
Kraft Foods Inc	2,070,523	60,584

		89,078

Food — Retail (0.97%)
Safeway Inc	1,203,600	37,300

Forestry (0.68%)
Plum Creek Timber Co Inc (a)	164,000	6,847
Weyerhaeuser Co	285,600	19,341

		26,188

Gas — Distribution (1.10%)
Sempra Energy	759,700	42,467

Health Care Cost Containment (0.40%)
McKesson Corp	243,900	15,314

Investment Management & Advisory Services (4.37%)
AllianceBernstein Holding LP	443,300	29,431
Ameriprise Financial Inc	421,500	23,313
Franklin Resources Inc	829,600	86,469
Legg Mason Inc	404,700	29,138

		168,351

Schedule of Investments
Equity Income Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Life & Health Insurance (1.78%)
Prudential Financial Inc	655,400	$55,296
Unum Group	596,100	13,484

		68,780

Medical — Drugs (5.14%)
Bristol-Myers Squibb Co	1,066,300	24,727
Novartis AG ADR	599,000	30,315
Pfizer Inc	883,100	20,656
Sanofi-Aventis SA ADR	1,299,600	53,141
Schering-Plough Corp	1,535,200	30,044
Wyeth	985,900	39,239

		198,122

Medical — Generic Drugs (1.11%)
Teva Pharmaceutical Industries Ltd ADR (a)	933,200	42,964

Medical — HMO (1.02%)
Aetna Inc	737,100	39,258

Medical Laboratory & Testing Service (0.64%)
Quest Diagnostics Inc	501,000	24,709

Metal — Aluminum (0.54%)
Alcoa Inc	629,200	20,826

Metal — Diversified (0.65%)
Freeport-McMoRan Copper & Gold Inc (a)	281,400	25,053

Multi-Line Insurance (5.79%)
ACE Ltd	1,010,700	58,965
American International Group Inc	560,700	30,928
Assurant Inc	469,100	30,440
Hartford Financial Services Group Inc	355,600	28,722
Loews Corp	592,700	27,673
MetLife Inc	789,100	46,533

		223,261

Multimedia (1.67%)
News Corp	1,458,600	28,355
Time Warner Inc	2,282,300	35,924

		64,279

Music (0.00%)
V2 Music Holdings PLC — Warrants (b)(c)(d)	4,500	—

Non-Hazardous Waste Disposal (0.64%)
Waste Management Inc	757,400	24,570

Oil Company — Exploration & Production (0.98%)
Devon Energy Corp	446,700	37,961

Oil Company — Integrated (3.10%)
Chevron Corp	907,500	76,684
Hess Corp	289,500	26,295
Marathon Oil Corp	351,800	16,482

		119,461

Paper & Related Products (0.68%)
International Paper Co	814,700	26,274

Pipelines (1.59%)
El Paso Corp	267,400	4,406
Enterprise Products Partners LP	318,000	9,925
Kinder Morgan Energy Partners LP	357,000	20,442
Williams Cos Inc	835,500	26,711

		61,484

Quarrying (0.46%)
Vulcan Materials Co (a)	225,500	17,693

Regional Banks (5.75%)
Bank of America Corp	2,221,196	98,510
PNC Financial Services Group Inc	818,400	53,703
Wells Fargo & Co	2,047,300	69,629

		221,842

REITS — Diversified (0.25%)
Vornado Realty Trust	105,200	9,510

REITS — Hotels (0.29%)
Host Hotels & Resorts Inc	678,400	11,356

REITS — Shopping Centers (0.17%)
Kimco Realty Corp	182,700	6,542

REITS — Storage (0.30%)
Public Storage	149,600	11,706

REITS — Warehouse & Industrial (1.08%)
AMB Property Corp	267,700	13,546
ProLogis	476,600	28,286

		41,832

Retail — Discount (2.05%)
Target Corp	707,300	39,312
Wal-Mart Stores Inc	783,600	39,869

		79,181

Retail — Major Department Store (1.41%)
JC Penney Co Inc	1,146,500	54,356

Retail — Regional Department Store (1.34%)
Macy’s Inc (a)	1,873,000	51,770

Retail — Restaurants (1.32%)
McDonald’s Corp	949,600	50,851

Semiconductor Component — Integrated Circuits (1.10%)
Linear Technology Corp (a)	409,100	11,320

Schedule of Investments
Equity Income Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Semiconductor Component — Integrated Circuits (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,369,800	$31,272

		42,592

Semiconductor Equipment (0.50%)
Applied Materials Inc	1,073,500	19,237

Steel — Producers (0.50%)
United States Steel Corp	188,700	19,268

Telecommunication Services (0.38%)
Telus Corp	349,050	14,667

Telephone — Integrated (6.11%)
AT&T Inc	3,042,300	117,098
Deutsche Telekom AG ADR	206,400	4,229
France Telecom SA ADR	161,400	5,707
Nippon Telegraph & Telephone Corp ADR	806,400	19,281
Telstra Corp Ltd ADR	440,500	8,634
Verizon Communications Inc	1,756,700	68,231
Windstream Corp	1,069,784	12,420

		235,600

Television (0.44%)
CBS Corp	678,900	17,101

Tobacco (0.88%)
Reynolds American Inc (a)	537,100	34,015

Transport — Rail (1.90%)
Norfolk Southern Corp	484,500	26,352
Union Pacific Corp	373,900	46,749

		73,101

Transport — Services (0.29%)
FedEx Corp	118,200	11,049

Wireless Equipment (0.56%)
Telefonaktiebolaget LM Ericsson ADR (a)	958,500	21,777

TOTAL COMMON STOCKS		$3,792,893

CONVERTIBLE PREFERRED STOCKS (0.05%)
Savings & Loans — Thrifts (0.05%)
Washington Mutual Inc (b)	1,740	2,008

TOTAL CONVERTIBLE PREFERRED STOCKS		$2,008

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (0.35%)
Electric — Integrated (0.05%)
Texas-New Mexico Power Co 6.25%, 1/15/2009	$2,000	$2,040

Finance — Investment Banker & Broker (0.01%)
Merrill Lynch & Co Inc 6.38%, 10/15/2008	500	508

Medical — Drugs (0.04%)
Wyeth 7.25%, 3/1/2023	1,250	1,410

Multimedia (0.03%)
CBS Corp 7.88%, 9/1/2023	1,000	1,063

Rental — Auto & Equipment (0.11%)
Erac USA Finance Co 7.35%, 6/15/2008 (e)	4,000	4,056

Telecommunication Services (0.11%)
Telus Corp 8.00%, 6/1/2011	4,000	4,406

TOTAL BONDS		$13,483

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.01%)
6.50%, 9/1/2030	203	213
7.00%, 9/1/2030	72	76

		289

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$289

SHORT TERM INVESTMENTS (1.64%)
Money Market Funds (1.64%)
BNY Institutional Cash Reserve Fund (f)	$63,432	$63,432

TOTAL SHORT TERM INVESTMENTS		$63,432

REPURCHASE AGREEMENTS (3.13%)
Finance — Investment Banker & Broker (0.96%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $37,128,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (f)	$36,850	$36,847

Money Center Banks (2.17%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $24,865,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (f)	24,672	24,670
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $30,466,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	29,581	29,579

Schedule of Investments
Equity Income Fund I
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $30,466,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	$29,581	$29,579

		83,828

TOTAL REPURCHASE AGREEMENTS		$120,675

Total Investments		$3,992,780
Liabilities in Excess of Other Assets, Net — (3.53)%		(136,063)

TOTAL NET ASSETS — 100.00%		$3,856,717

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security is Illiquid

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,056 or 0.11% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$445,553
Unrealized Depreciation	(139,351)

Net Unrealized Appreciation (Depreciation)	306,202
Cost for federal income tax purposes	3,686,578
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	32.25%
Consumer, Non-cyclical	14.98%
Industrial	13.51%
Communications	10.18%
Consumer, Cyclical	8.02%
Technology	6.89%
Utilities	6.65%
Energy	5.68%
Basic Materials	5.36%
Mortgage Securities	0.01%
Liabilities in Excess of Other Assets, Net	(3.53%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.20%)
Building — Residential & Commercial (0.67%)
Becton Property Group	16,911	$45

Consulting Services (0.13%)
KK DaVinci Advisors (a)	11	9

Diversified Operations (1.06%)
Capital Strategic Investment Ltd	41,000	2
Wharf Holdings Ltd	12,995	70

		72

Forestry (0.01%)
Brookfield Infrastructure Partners LP (a)	32	1

Hotels & Motels (0.38%)
Starwood Hotels & Resorts Worldwide Inc	570	26

Publicly Traded Investment Fund (3.11%)
iShares Cohen & Steers Realty Majors Index Fund (b)	2,690	211

Real Estate Management & Services (8.11%)
Aeon Mall Co Ltd	1,952	50
CA Immobilien Anlagen AG (a)	477	10
Castellum AB	2,407	27
Citycon Oyj	4,125	23
Conwert Immobilien Invest SE (a)	636	10
Deutsche Euroshop AG	578	21
DIC Asset AG	173	5
IMMOFINANZ AG	4,396	42
IVG Immobilien AG	437	15
Kungsleden AB	609	7
Lend Lease Corp Ltd	5,034	65
Mitsubishi Estate Co Ltd	5,515	149
PSP Swiss Property AG (a)	554	31
Servcorp Ltd	15,367	63
Swiss Prime Site AG (a)	229	13
Wihlborgs Fastigheter AB	940	17

		548

Real Estate Operator & Developer (21.37%)
APN Property Group Ltd	18,776	25
Brookfield Asset Management Inc (a)	800	26
CapitaLand Ltd	22,410	95
China Overseas Land & Investment Ltd	8,000	14
China Resources Land Ltd	30,052	53
City Developments Ltd	4,004	32
Cromwell Group	61,349	53
Globe Trade Centre SA (a)	509	8
Hang Lung Properties Ltd	27,250	108
Helical Bar PLC	1,497	12
Hysan Development Co Ltd	17,900	53
Joint Corp	2,060	36
Kerry Properties Ltd	9,624	65
Klovern AB	1,927	7
Mitsui Fudosan Co Ltd	7,139	166
New World Development Ltd	23,926	73
Norwegian Property ASA	1,100	11
NTT Urban Development Corp	19	30
Plaza Centers NV (a)	1,299	5
Shui On Land Ltd	11,500	12
Sino Land Co	31,711	98
Sumitomo Realty & Development Co Ltd	3,854	96
Sun Hung Kai Properties Ltd	18,308	363
Unite Group PLC	757	5

		1,446

REITS — Apartments (4.73%)
American Campus Communities Inc	1,110	32
AvalonBay Communities Inc	770	72
Boardwalk Real Estate Investment Trust (a)	1,480	59
Equity Residential	1,378	51
Essex Property Trust Inc	490	51
Mid-America Apartment Communities Inc	520	24
Northern Property Real Estate Investment	700	15
Post Properties Inc	380	16

		320

REITS—Diversified (21.16%)
Ascendas Real Estate Investment Trust	20,591	32
Babcock & Brown Japan Property Trust	43,778	49
Befimmo SCA	158	17
British Land Co PLC	4,911	99
Brixton PLC	2,431	17
Cominar Real Estate Investment Trust	1,220	22
Corio NV	671	55
Crombie Real Estate Investment Trust	1,330	14
Digital Realty Trust Inc	1,200	43
Entertainment Properties Trust	1,230	61
Eurocommercial Properties NV	213	11
Fonciere Des Regions	219	29
Goodman Group	15,041	61
GPT Group	28,540	98
Hammerson PLC	2,828	64
Investors Real Estate Trust	180	2
Klepierre	600	32
Land Securities Group PLC	4,822	154
Liberty International PLC	3,365	72
Mercialys SA (a)	268	10
Mirvac Group	8,607	39
Nieuwe Steen Investments Funds NV	523	14
PS Business Parks Inc	240	12
Segro PLC	4,583	46

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS—Diversified (continued)
Shaftesbury PLC	1,203	$13
Unibail-Rodamco	819	194
Vastned Offices/Industrial	217	7
Vornado Realty Trust	1,170	106
Washington Real Estate Investment Trust	1,050	33
Wereldhave NV	233	26

		1,432

REITS—Healthcare (3.37%)
Health Care REIT Inc	1,540	66
Nationwide Health Properties Inc	1,610	51
Omega Healthcare Investors Inc	1,620	27
Ventas Inc	1,910	84

		228

REITS—Hotels (1.28%)
DiamondRock Hospitality Co	1,610	21
Host Hotels & Resorts Inc	2,470	42
LaSalle Hotel Properties	393	11
Sunstone Hotel Investors Inc	800	13

		87

REITS — Manufactured Homes (0.40%)
Equity Lifestyle Properties Inc	620	27

REITS—Office Property (6.25%)
Alexandria Real Estate Equities Inc	550	54
Alstria Office REIT-AG	379	6
Boston Properties Inc	1,490	137
Cofinimmo	167	33
DA Office Investment Corp	5	27
Derwent London PLC	1,212	33
Douglas Emmett Inc	1,680	38
Great Portland Estates PLC	727	7
ICADE	194	25
Nippon Building Fund Inc	4	47
Nomura Real Estate Office Fund Inc	2	16

		423

REITS—Regional Malls (4.73%)
General Growth Properties Inc	1,200	44
Simon Property Group Inc	2,340	209
Taubman Centers Inc	1,340	67

		320

REITS—Shopping Centers (10.22%)
Acadia Realty Trust	1,890	48
Centro Properties Group	43,842	27
Centro Retail Group	91,853	39
Equity One Inc (b)	560	13
Federal Realty Investment Trust	790	58
Japan Retail Fund Investment Corp	3	19
Kimco Realty Corp	3,210	115
Macquarie CountryWide Trust	15,736	21
RioCan Real Estate Investment Trust	3,180	68
Saul Centers Inc	680	35
Tanger Factory Outlet Centers (b)	1,440	54
Vastned Retail NV	135	13
Westfield Group	10,821	182

		692

REITS—Single Tenant (0.82%)
National Retail Properties Inc	2,440	55

REITS—Storage (2.15%)
Big Yellow Group PLC	2,566	21
Public Storage	1,590	125

		146

REITS — Warehouse & Industrial (4.25%)
AMB Property Corp	1,410	71
Japan Logistics Fund Inc	7	44
ProLogis	2,730	162
Warehouses De Pauw SCA	157	10

		287

TOTAL COMMON STOCKS		$6,375

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (7.78%)
Money Center Banks (7.78%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $241,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	$239	$239
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $148,000; 4.40% - 5.38%; dated 04/29/08-04/01/56)	144	143
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $148,000; 3.75% - 5.40%; dated 08/03/09-04/13/26)	144	144

		526

TOTAL REPURCHASE AGREEMENTS		$526

Total Investments		$6,901
Liabilities in Excess of Other Assets, Net — (1.98)%		(134)

TOTAL NET ASSETS—100.00%		$6,767

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$114
Unrealized Depreciation	(954)

Net Unrealized Appreciation (Depreciation)	(840)
Cost for federal income tax purposes	7,741

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

United States	42.75%
Hong Kong	13.44%
Australia	11.33%
Japan	10.18%
United Kingdom	8.04%
France	4.29%
Canada	3.01%
Singapore	2.35%
Netherlands	1.95%
Austria	0.92%
Belgium	0.89%
Sweden	0.87%
Germany	0.69%
Switzerland	0.66%
Finland	0.34%
Norway	0.16%
Poland	0.11%
Liabilities in Excess of Other Assets, Net	(1.98%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	41.23%

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)
Australian Dollar	2/11/2008	162,367	$141	$145	$4
Australian Dollar	2/21/2008	342,605	299	306	7
Swiss Francs	2/14/2008	12,617	11	12	1
Swiss Francs	2/21/2008	2,295	2	2	—
Danish Kroner	2/14/2008	16,867	3	3	—
Danish Kroner	2/21/2008	983	—	—	—
Euro	2/25/2008	38,946	57	58	1
Euro	4/15/2008	30,000	45	44	(1)
British Pounds	2/22/2008	7,019	14	14	—
British Pounds	2/21/2008	16,095	32	32	—
British Pounds	4/15/2008	26,047	51	52	1
Hong Kong Dollars	2/20/2008	375,303	48	48	—
Hong Kong Dollars	2/21/2008	469,262	60	60	—
Japanese Yen	2/21/2008	11,588,416	108	109	1
Japanese Yen	3/14/2008	18,143,914	169	171	2
Norwegian Krone	2/21/2008	2,547	—	—	—
New Zealand Dollar	2/20/2008	6,222	5	5	—
New Zealand Dollar	4/11/2008	1,771	1	1	—
New Zealand Dollar	2/21/2008	452	—	—	—
Poland Zloty	3/14/2008	17,531	7	7	—
Poland Zloty	2/21/2008	8,875	4	4	—
Swedish Krona	4/15/2008	91,154	14	14	—
Singapore Dollar	2/12/2008	80,722	56	57	1
Singapore Dollar	4/11/2008	84,025	59	59	—
Singapore Dollar	2/21/2008	66,118	46	47	1
Euro	2/21/2008	46,343	68	69	1
Hong Kong Dollars	4/11/2008	848,973	109	109	—
Japanese Yen	2/14/2008	8,375,670	75	79	4

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)
Australian Dollar	2/20/2008	2,575	$2	$2	—
Australian Dollar	4/11/2008	378,469	337	335	2
Australian Dollar	2/21/2008	173,931	153	156	(3)
Swiss Francs	2/29/2008	17,892	16	17	(1)
Euro	2/22/2008	12,549	19	19	—
Euro	4/15/2008	40,300	60	60	—
Euro	2/21/2008	35,507	52	53	(1)
British Pounds	2/22/2008	20,009	40	39	1
British Pounds	2/21/2008	23,199	46	46	—
Hong Kong Dollars	2/12/2008	451,592	58	58	—
Hong Kong Dollars	2/21/2008	1,314,763	168	169	(1)
Japanese Yen	3/14/2008	5,215,122	48	49	(1)
Japanese Yen	2/21/2008	11,252,577	104	106	(2)
Norwegian Krone	2/14/2008	27,500	5	5	—
Norwegian Krone	2/25/2008	17,391	3	3	—
Poland Zloty	2/13/2008	12,845	5	5	—
Swedish Krona	2/14/2008	30,115	5	5	—
Swedish Krona	2/25/2008	47,934	7	8	(1)
Swedish Krona	2/21/2008	38,108	6	6	—
Singapore Dollar	2/13/2008	163,073	114	115	(1)
Singapore Dollar	2/21/2008	39,447	27	28	(1)

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2008 (unaudited)
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (56.59%)
Asset Backed Securities (4.80%)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.67%, 9/25/2033 (a)	$234	$230
3.61%, 12/25/2033 (a)	431	418
Countrywide Asset-Backed Certificates
3.55%, 6/25/2037 (a)(b)	3,500	2,827
Credit-Based Asset Servicing and Securitization
3.55%, 3/25/2036 (a)	2,000	1,894
GMAC Mortgage Corp Loan Trust
3.56%, 8/25/2035 (a)	850	784
Long Beach Mortgage Loan Trust
3.49%, 10/25/2036 (a)(b)	2,000	1,867
Popular ABS Mortgage Pass-Through Trust
3.64%, 9/25/2035 (a)	47	47
SACO I Inc
3.52%, 6/25/2036 (a)(b)	1,523	1,356
Saxon Asset Securities Trust
3.54%, 3/25/2036 (a)(b)	5,000	4,409
Structured Asset Investment Loan Trust
3.60%, 1/25/2036 (a)(b)	2,275	2,239
Swift Master Auto Receivables Trust
4.34%, 6/15/2012 (a)(b)	2,750	2,705

		18,776

Automobile Sequential (1.14%)
Capital Auto Receivables Asset Trust
4.39%, 11/15/2008 (a)(b)	290	290
4.27%, 10/15/2009 (a)(b)	2,709	2,703
WFS Financial Owner Trust
3.93%, 2/17/2012 (b)	1,476	1,479

		4,472

Credit Card Asset Backed Securities (1.08%)
Discover Card Master Trust
5.65%, 3/16/2020	1,917	1,945
Discover Card Master Trust I
4.26%, 5/15/2011 (a)	1,000	997
Washington Mutual Master Note Trust
4.99%, 10/15/2014 (a)(b)(c)(d)	1,350	1,290

		4,232

Finance — Mortgage Loan/Banker (24.30%)
Fannie Mae
5.25%, 8/1/2012 (e)(f)	11,800	12,577
5.00%, 5/11/2017	7,750	8,237
3.68%, 10/25/2018 (a)	605	604
5.00%, 8/25/2026	2,726	2,772
6.63%, 11/15/2030 (f)	1,300	1,622
3.58%, 4/25/2034 (a)	5,371	5,371
0.34%, 3/25/2036	29,942	338
6.50%, 2/25/2047 (c)	2,405	2,528
Fannie Mae Grantor Trust
5.50%, 9/25/2011	4,250	4,489
5.34%, 4/25/2012	5,000	5,314
3.73%, 5/25/2035 (a)	2,202	2,223
3.53%, 9/25/2035 (a)	1,733	1,722
Fannie Mae Whole Loan
3.53%, 5/25/2035 (a)	2,339	2,322
Federal Home Loan Bank System
5.46%, 11/27/2015 (c)	2,912	3,001
Freddie Mac
5.75%, 6/27/2016	2,400	2,645
4.50%, 7/15/2017	4,900	4,962
4.54%, 6/15/2018 (a)	3,634	3,644
4.64%, 7/15/2023 (a)	5,843	5,804
4.44%, 4/15/2030 (a)	5,248	5,251
5.50%, 9/15/2031 (a)	1,375	1,401
4.64%, 9/15/2033 (a)	342	341
Ginnie Mae
1.69%, 10/16/2012 (a)	77,805	2,594
3.89%, 7/16/2026	1,599	1,604
5.08%, 1/16/2030 (a)	1,566	1,605
4.26%, 2/16/2032	2,301	2,322
0.96%, 6/17/2045 (a)	37,587	1,708
0.82%, 11/16/2045	3,905	177
1.13%, 5/16/2046 (a)	10,719	560
1.06%, 10/16/2046	15,830	958
0.85%, 3/16/2047 (a)	16	1
SLM Student Loan Trust
3.42%, 10/25/2016 (a)	2,350	2,352
5.18%, 9/17/2018 (a)	4,035	4,038

		95,087

Home Equity—Other (4.55%)
ACE Securities Corp
3.59%, 9/25/2035 (a)(b)	1,015	1,011
American Home Mortgage Investment Trust
3.57%, 11/25/2030 (a)(b)	2,291	2,133
Asset Backed Securities Corp Home Equity
3.48%, 7/25/2036 (a)(b)	3,600	3,471
First NLC Trust
3.61%, 5/25/2035 (a)	2,090	2,018
JP Morgan Mortgage Acquisition Corp
3.64%, 7/25/2035 (a)(b)	1,655	1,610
Morgan Stanley Home Equity Loans
3.55%, 2/25/2036 (a)(b)	5,250	4,932
Soundview Home Equity Loan Trust
3.47%, 7/25/2036 (a)	2,683	2,637

		17,812

Mortgage Backed Securities (20.72%)
Banc of America Commercial Mortgage Inc
1.19%, 11/10/2038 (a)	2,510	53
0.40%, 3/11/2041 (a)(d)	20,654	168
4.73%, 7/10/2043 (a)	3,500	3,158
Banc of America Funding Corp
4.01%, 7/20/2036 (a)(b)	2,222	2,191
4.21%, 7/20/2036 (a)(b)	1,623	1,475
Bear Stearns Alt-A Trust
3.55%, 4/25/2037 (a)(b)	1,259	1,176
Bear Stearns Commercial Mortgage Securities
1.16%, 2/11/2041 (a)(d)	10,527	260
Bear Stearns Mortgage Funding Trust
3.59%, 7/25/2036 (a)(b)(c)	3,675	3,385
Chase Mortgage Finance Corp
4.61%, 7/25/2037 (a)(b)(c)	2,806	2,790
Commercial Mortgage Pass Through Certificates
0.06%, 12/10/2046 (a)	25,983	313
Countrywide Alternative Loan Trust
3.68%, 5/25/2035 (a)	370	331

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates
5.81%, 9/15/2039	$1,000	$954
0.11%, 12/15/2039	16,838	281
CS First Boston Mortgage Securities Corp
0.58%, 11/15/2036 (a)(d)	11,597	458
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)	3,475	3,282
5.51%, 11/10/2045 (a)	5,000	5,114
G-Force LLC
3.68%, 12/25/2039 (a)(d)	2,800	1,820
Greenpoint Mortgage Funding Trust
3.68%, 6/25/2045 (a)	273	256
Greenwich Capital Commercial Funding Corp
0.44%, 6/10/2036 (a)(d)	16,943	145
0.51%, 3/10/2039 (a)(d)	54,802	1,169
GS Mortgage Securities Corp II
0.86%, 11/10/2039	30,442	1,169
5.99%, 8/10/2045 (a)	2,650	2,683
Impac CMB Trust
3.69%, 4/25/2035 (a)(b)	725	714
Indymac Index Mortgage Loan Trust
3.71%, 4/25/2035 (a)	421	349
JP Morgan Chase Commercial Mortgage Securities
0.47%, 9/12/2037 (a)	90,970	1,174
6.01%, 6/15/2049 (a)	3,475	3,336
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)	3,000	3,044
5.31%, 4/25/2036 (a)	1,004	1,011
5.82%, 6/25/2036 (a)	1,600	1,648
5.95%, 8/25/2036 (a)	2,400	2,435
6.00%, 8/25/2036 (a)	2,762	2,906
5.56%, 10/25/2036 (a)	4,725	4,714
5.83%, 1/25/2037 (a)	4,303	4,368
LB-UBS Commercial Mortgage Trust
0.10%, 11/15/2038 (a)(d)	13,358	226
0.91%, 11/15/2038 (a)(d)	21,774	928
0.07%, 2/15/2040 (a)(d)	5,937	68
0.68%, 2/15/2040 (a)	7,443	231
0.93%, 7/15/2040 (a)	109,748	2,701
Merrill Lynch Mortgage Trust
0.73%, 5/12/2043	49,444	1,114
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.73%, 8/12/2048 (a)	33,705	1,226
0.06%, 12/12/2049 (a)	49,543	705
Morgan Stanley Capital I
0.53%, 8/13/2042	171,544	2,792
0.04%, 12/15/2043 (a)(d)	27,152	352
Residential Accredit Loans Inc
3.53%, 2/25/2037 (a)(b)(c)	1,521	1,430
3.57%, 7/25/2037 (a)(b)(c)	2,465	2,263
Wachovia Bank Commercial Mortgage Trust
0.43%, 3/15/2042 (a)(d)	31,173	290
0.80%, 5/15/2044 (a)(d)	96,632	1,978
5.82%, 5/15/2046 (a)	2,600	2,470
WaMu Mortgage Pass Through Certificates
5.36%, 7/25/2044 (a)(b)	257	243
3.61%, 4/25/2045 (a)	553	521
Washington Mutual Alternative Mortgage
3.66%, 6/25/2046 (a)(b)	3,850	3,216

		81,084

TOTAL BONDS		$221,463

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (78.35%)
Federal Home Loan Mortgage Corporation (FHLMC) (17.54%)
5.00%, 2/1/2038 (g)	7,330	7,296
5.50%, 2/1/2038 (g)	12,085	12,232
6.00%, 2/1/2038 (g)	9,910	10,158
6.50%, 2/1/2038 (g)	205	213
6.50%, 6/1/2017	273	284
6.00%, 7/1/2017	102	106
5.50%, 4/1/2018	776	797
5.50%, 12/1/2018	3	3
5.00%, 1/1/2019	1,687	1,712
6.00%, 1/1/2021	335	346
6.50%, 8/1/2022	399	417
5.00%, 10/1/2025	1,208	1,217
6.00%, 6/1/2028	95	98
5.50%, 1/1/2029	23	23
5.50%, 3/1/2029	18	18
6.50%, 3/1/2029	66	69
8.00%, 8/1/2030	4	4
8.00%, 11/1/2030	2	3

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.50%, 12/1/2030	$23	$25
7.00%, 1/1/2031	11	12
7.50%, 2/1/2031	14	15
6.50%, 6/1/2031	5	5
6.00%, 10/1/2031	45	46
6.00%, 2/1/2032	113	116
6.50%, 2/1/2032	46	48
6.50%, 2/1/2032	109	114
6.50%, 4/1/2032	90	94
7.50%, 4/1/2032	148	160
6.50%, 8/1/2032	278	291
6.50%, 8/1/2032	117	123
5.00%, 12/1/2032	996	994
5.50%, 5/1/2033	611	619
5.50%, 10/1/2033	224	227
5.50%, 12/1/2033	5,257	5,332
5.00%, 7/1/2035	72	72
5.00%, 10/1/2035	135	134
6.00%, 8/1/2036	3,843	3,941
6.50%, 11/1/2036	1,172	1,218
6.50%, 2/1/2037	444	461
6.00%, 4/1/2037	4,648	4,766
7.10%, 10/1/2032 (a)	11	11
7.25%, 9/1/2033 (a)	183	186
4.67%, 8/1/2035 (a)	1,859	1,913
6.83%, 3/1/2036 (a)	1,510	1,558
6.54%, 7/1/2036 (a)	2,477	2,550
6.51%, 10/1/2036 (a)	1,175	1,219
6.50%, 1/1/2037 (a)	1,801	1,862
6.51%, 1/1/2037 (a)	1,623	1,684
5.69%, 6/1/2037 (a)	2,367	2,427
5.70%, 6/1/2037 (a)	1,381	1,412

		68,631

Federal National Mortgage Association (FNMA) (30.00%)
5.00%, 2/1/2023 (g)	2,000	2,027
4.50%, 3/1/2023 (g)(h)	4,195	4,198
5.00%, 2/1/2038 (g)	15,230	15,163
5.50%, 2/1/2038 (g)	23,190	23,494
6.00%, 2/1/2038 (g)	17,895	18,359
6.50%, 2/1/2038 (g)	4,810	4,992
6.00%, 5/1/2009	23	24
4.50%, 3/1/2010	123	124
6.50%, 4/1/2010	15	15
6.50%, 6/1/2016	35	36
6.00%, 1/1/2017	90	93
6.00%, 4/1/2017	149	154
5.50%, 9/1/2017	417	429
5.50%, 9/1/2017	90	93
5.00%, 1/1/2018	643	654
5.50%, 3/1/2018	414	425
5.00%, 4/1/2019	605	614
5.50%, 6/1/2019	112	115
5.50%, 6/1/2019	144	148
5.50%, 7/1/2019	267	274
5.50%, 7/1/2019	65	67
5.50%, 7/1/2019	123	126
5.50%, 7/1/2019	130	134
5.50%, 7/1/2019	271	278
5.50%, 8/1/2019	74	76
5.50%, 8/1/2019	609	625
5.50%, 9/1/2019	495	508
4.50%, 12/1/2019	731	733
4.50%, 1/1/2020	2,177	2,183
7.00%, 5/1/2022	103	110
6.00%, 12/1/2022	203	209
5.00%, 1/1/2026	1,713	1,722
5.50%, 6/1/2026	1,702	1,732
7.50%, 1/1/2031	10	11
7.50%, 5/1/2031	15	16
6.50%, 9/1/2031	110	115
6.00%, 12/1/2031	125	129
6.00%, 12/1/2031	41	42
6.50%, 12/1/2031	24	25
6.50%, 4/1/2032	92	96
7.50%, 8/1/2032	124	134
6.00%, 11/1/2032	151	155
4.49%, 3/1/2033 (a)	1,578	1,586
5.50%, 9/1/2033	2,696	2,737
7.63%, 11/1/2033 (a)	14	14
5.14%, 12/1/2033 (a)	810	814
4.87%, 9/1/2034 (a)	3,669	3,778
4.72%, 2/1/2035 (a)	4,547	4,542
4.93%, 3/1/2035 (a)	1,426	1,446
4.61%, 5/1/2035 (a)(b)	1,647	1,653
5.00%, 7/1/2035	520	518
5.08%, 7/1/2035 (a)	1,230	1,254
5.08%, 8/1/2035 (a)	4,726	4,808
5.63%, 11/1/2035 (a)	1,016	1,043
5.73%, 2/1/2036 (a)	640	655
5.79%, 6/1/2036 (a)(c)	341	350
6.50%, 8/1/2036	2,363	2,453
6.50%, 8/1/2036	1,015	1,053
6.50%, 10/1/2036	552	573
6.50%, 11/1/2036	583	605
6.50%, 12/1/2036	804	834

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.73%, 5/1/2037 (a)	$3,948	$4,075
6.19%, 5/1/2037 (a)	1,918	1,968

		117,416

Government National Mortgage Association (GNMA) (3.53%)
5.50%, 2/1/2038 (g)	1,555	1,585
6.50%, 7/15/2008	3	3
6.50%, 7/15/2008	2	2
6.50%, 10/15/2008	7	7
6.50%, 3/15/2009	8	8
5.50%, 12/15/2013	23	23
5.50%, 1/15/2014	134	137
5.50%, 1/15/2014	121	124
5.50%, 2/15/2014	133	137
5.50%, 3/15/2014	243	249
8.00%, 8/15/2016	79	85
8.00%, 12/15/2016	16	17
7.50%, 4/15/2017	8	9
7.50%, 4/15/2017	79	85
7.50%, 4/15/2017	65	69
8.00%, 4/15/2017	16	17
8.00%, 4/15/2017	12	13
8.00%, 4/15/2017	21	22
7.50%, 5/15/2017	16	17
8.00%, 5/15/2017	27	29
8.00%, 5/15/2017	13	15
8.00%, 6/15/2017	16	18
8.00%, 6/15/2017	23	25
8.00%, 7/15/2017	11	12
7.50%, 7/15/2018	39	42
7.50%, 12/15/2021	36	39
7.50%, 12/15/2021	41	44
7.50%, 12/15/2021	37	39
7.50%, 2/15/2022	56	60
8.00%, 2/15/2022	60	66
7.50%, 3/15/2022	7	8
7.50%, 3/15/2022	13	14
7.50%, 3/15/2022	35	37
7.50%, 4/15/2022	23	25
7.50%, 4/15/2022	20	22
7.50%, 4/15/2022	40	43
7.50%, 4/15/2022	23	25
7.50%, 5/15/2022	39	42
7.50%, 7/15/2022	66	71
7.50%, 8/15/2022	25	27
7.50%, 8/15/2022	32	34
7.50%, 8/15/2022	8	8
7.50%, 8/15/2022	2	3
7.50%, 8/15/2022	15	17
7.50%, 8/15/2022	23	25
7.50%, 8/15/2022	87	93
7.50%, 8/15/2022	71	77
7.00%, 11/15/2022	42	45
7.00%, 11/15/2022	22	23
7.00%, 11/15/2022	65	70
7.00%, 11/15/2022	57	61
7.50%, 11/15/2022	59	64
7.00%, 12/15/2022	50	53
7.00%, 12/15/2022	164	176
7.00%, 1/15/2023	67	72
7.00%, 1/15/2023	40	43
7.00%, 1/15/2023	23	25
7.00%, 2/15/2023	363	389
7.50%, 2/15/2023	14	15
7.50%, 2/15/2023	22	23
7.00%, 3/15/2023	30	33
7.50%, 5/15/2023	30	32
7.50%, 5/15/2023	9	9
7.50%, 5/15/2023	84	91
7.50%, 6/15/2023	24	26
7.00%, 7/15/2023	30	32
7.00%, 7/15/2023	12	13
7.00%, 7/15/2023	106	113
7.00%, 7/15/2023	30	33
7.00%, 8/15/2023	48	51
6.50%, 9/15/2023	40	42
6.50%, 9/15/2023	65	68
6.50%, 9/15/2023	58	61
6.50%, 9/15/2023	70	74
6.00%, 10/15/2023	327	340
6.50%, 10/15/2023	74	77
6.50%, 10/15/2023	35	37
7.00%, 10/15/2023	56	60
7.50%, 10/15/2023	16	17
6.00%, 11/15/2023	160	166
6.00%, 11/15/2023	135	140
6.50%, 11/15/2023	22	23
7.50%, 11/15/2023	105	113
6.00%, 12/15/2023	92	96
6.00%, 12/15/2023	90	93
6.00%, 12/15/2023	7	7
6.50%, 12/15/2023	151	158
6.50%, 12/15/2023	106	111
6.50%, 12/15/2023	102	106
6.50%, 12/15/2023	46	48
7.00%, 12/15/2023	47	51

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
7.00%, 12/15/2023	$71	$76
6.00%, 1/15/2024	82	86
6.50%, 1/15/2024	81	85
6.50%, 1/15/2024	29	31
6.50%, 1/15/2024	96	101
6.50%, 1/15/2024	50	52
6.50%, 1/15/2024	96	100
6.50%, 1/15/2024	84	88
6.50%, 1/15/2024	31	33
6.50%, 1/15/2024	49	51
6.00%, 2/15/2024	88	92
6.00%, 2/15/2024	146	151
6.00%, 2/15/2024	66	68
6.00%, 3/15/2024	38	40
6.50%, 3/15/2024	35	36
6.50%, 4/15/2024	75	78
6.50%, 7/15/2024	224	235
7.50%, 8/15/2024	8	9
7.25%, 9/15/2025	81	87
6.50%, 10/15/2025	44	46
6.50%, 1/15/2026	38	39
7.00%, 1/15/2026	60	65
6.50%, 3/15/2026	82	86
7.00%, 5/15/2026	9	10
7.00%, 1/15/2027	71	76
7.00%, 3/15/2027	41	44
7.50%, 4/15/2027	6	6
7.50%, 5/15/2027	67	73
7.50%, 5/15/2027	16	18
7.50%, 6/15/2027	40	43
7.00%, 11/15/2027	153	164
7.00%, 12/15/2027	83	90
6.50%, 2/15/2028	38	40
7.00%, 4/15/2028	3	4
7.00%, 4/15/2028	109	117
8.00%, 12/15/2030	22	24
7.00%, 5/15/2031	41	44
6.50%, 7/15/2031	11	11
7.00%, 7/15/2031	11	12
7.00%, 7/15/2031	1	1
7.00%, 9/15/2031	13	14
6.50%, 10/15/2031	78	81
6.50%, 7/15/2032	95	100
6.00%, 8/15/2032	445	461
6.00%, 9/15/2032	379	392
6.00%, 2/15/2033	101	104
5.00%, 2/15/2034	1,129	1,133
6.00%, 1/20/2024	52	54
6.00%, 4/20/2024	94	97
6.50%, 4/20/2024	51	54
6.00%, 5/20/2024	98	102
6.00%, 5/20/2024	35	36
6.00%, 10/20/2024	58	60
6.00%, 9/20/2025	34	35
6.00%, 11/20/2025	41	43
6.50%, 7/20/2026	25	26
6.00%, 10/20/2028	57	59
6.50%, 10/20/2028	46	48
5.50%, 5/20/2035	1,415	1,442

		13,802

U.S. Treasury (18.64%)
3.25%, 12/31/2009 (f)	8,250	8,416
4.13%, 8/15/2010 (f)	15,000	15,706
4.25%, 10/15/2010 (f)	9,750	10,268
4.63%, 7/31/2012 (f)	11,550	12,460
3.63%, 5/15/2013 (f)	4,250	4,405
4.25%, 8/15/2014 (f)	3,000	3,192
4.13%, 5/15/2015 (f)	8,750	9,193
4.25%, 8/15/2015	1,700	1,798
6.88%, 8/15/2025 (f)	5,250	6,908
6.13%, 8/15/2029	500	623

		72,969

U.S. Treasury Inflation—Indexed Obligations (5.38%)
3.88%, 1/15/2009 (f)	8,971	9,284
3.00%, 7/15/2012 (f)	10,637	11,780

		21,064

U.S. Treasury Strip (3.26%)
0.00%, 11/15/2015 (f)(i)	4,000	3,013
0.00%, 5/15/2020 (f)(i)	13,800	8,161
0.00%, 11/15/2021 (f)(i)	2,900	1,581

		12,755

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$306,637

SHORT TERM INVESTMENTS (3.58%)
Commercial Paper (0.26%)
CAFCO
3.12%, 2/1/2008 (b)	$1,000	$1,000

Money Market Funds (3.32%)
BNY Institutional Cash Reserve Fund (b)	13,000	13,000

TOTAL SHORT TERM INVESTMENTS		$14,000

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (13.01%)
Finance — Investment Banker & Broker (2.05%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $8,070,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (b)	$8,010	$8,009

Money Center Banks (10.96%)

Deutsche Bank Repurchase Agreement; 2.85% dated 01/ 31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $22,415,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (b)	22,241	22,239
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $10,634,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	10,325	10,325
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $10,634,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	10,325	10,324

		42,888

TOTAL REPURCHASE AGREEMENTS		$50,897

Total Investments		$592,997
Liabilities in Excess of Other Assets, Net — (51.53)%		(201,645)

TOTAL NET ASSETS - 100.00%		$391,352

(a)	Variable Rate

(b)	Security was purchased with the cash proceeds from securities loans.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $17,037 or 4.35% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,152 or 2.34% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $640 or 0.16% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.

(h)	Security purchased on a when-issued basis.

(i)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$10,125
Unrealized Depreciation	(8,066)

Net Unrealized Appreciation (Depreciation)	2,059
Cost for federal income tax purposes All dollar amounts are shown in thousands (000’s)	590,938
Interest Rate Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
Receive semi-annually a fixed rate of 4.855% and pay quarterly a floating rate based on 3-month LIBOR to Lehman Brothers. Expires September 2009.	$7,000	$214
Receive semi-annually a fixed rate of 4.96750% and pay quarterly a floating rate based on 3-month LIBOR to Lehman Brothers. Expires September 2012.	$5,000	312
Receive semi-annually a fixed rate of 5.61% and pay quarterly a floating rate based on 3-month LIBOR to Deutsche Bank. Expires June 2037.	$2,250	282

All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)
Buy:

US 2YR NOTE; March 2008	135	$28,444	$28,785	$341

US 5YR Note; March 2008	54	5,987	6,102	115

Sell:

US 10YR Note; March 2008	298	33,895	34,782	(887)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.60%
Government	33.70%
Financial	16.33%
Asset Backed Securities	13.90%
Liabilities in Excess of Other Assets, Net	(51.53%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2008 (unaudited)

Other Assets Summary (unaudited)
Asset Type	Percent
Futures	17.80%
Interest Rate Swaps	0.21%

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
PREFERRED STOCKS (4.57%)
Cable TV (0.09%)
Comcast Corp 6.63%	7,000	$162

Commercial Banks (0.36%)
Barclays Bank PLC 7.10%	9,000	228
M&T Capital Trust IV (a)	3,000	78
Royal Bank of Scotland Group PLC — Series L	8,000	178
Royal Bank of Scotland Group PLC — Series S	500	12
VNB Capital Trust I	5,600	140

		636

Diversified Financial Services (0.13%)
Citigroup Capital IX	600	13
Citigroup Capital X	1,600	35
Citigroup Capital XI	4,900	108
Citigroup Capital XIV	100	3
Citigroup Capital XV	1,900	44
General Electric Capital Corp 5.88%	400	10
General Electric Capital Corp 6.10%	700	18

		231

Electric — Integrated (0.42%)
Alabama Power Co — Series 2007B	10,200	254
FPL Group Capital Inc 7.45%	3,200	84
Georgia Power Co 6.375%	5,900	155
PPL Capital Funding Inc	6,800	168
Xcel Energy Inc	3,200	81

		742

Finance — Consumer Loans (0.13%)
HSBC Finance Corp 6.00%	100	3
HSBC Finance Corp 6.88%	9,600	234

		237

Finance — Credit Card (0.01%)
Capital One Capital II	400	9

Finance — Investment Banker & Broker (0.22%)
Bear Stearns Capital Trust III	200	5
JP Morgan Chase Capital XI	1,300	30
JP Morgan Chase Capital XII	400	10
JP Morgan Chase Capital XIV	3,500	84
Lehman Brothers Holdings Capital Trust Series L	900	21
Merrill Lynch Preferred Capital Trust V	2,700	67
Morgan Stanley Capital Trust III	4,200	95
Morgan Stanley Capital Trust IV	3,200	71

		383

Finance — Other Services (0.04%)
National Rural Utilities Cooperative Finance Corp 5.95%	300	7
National Rural Utilities Cooperative Finance Corp 6.10%	1,000	24
National Rural Utilities Cooperative Finance Corp 6.75%	1,700	42

		73

Investment Companies (0.04%)
Allied Capital Corp	3,700	77

Investment Management & Advisory Services (0.14%)
Deutsche Bank Contingent Capital Trust	10,300	252

Life & Health Insurance (0.22%)
Delphi Financial Group Inc 7.375%	4,000	89
Delphi Financial Group Inc 8.00%	6,000	139
PLC Capital Trust V	5,600	121
Prudential PLC 6.50%	1,800	44

		393

Money Center Banks (0.26%)
JPMChase Capital XVI	2,400	59
Santander Finance Preferred SA Unipersonal 6.50%	8,400	187
Santander Finance Preferred SA Unipersonal 6.80% (a)	2,300	54
UBS Preferred Funding Trust IV	7,700	161

		461

Multi — Line Insurance (0.35%)
Aegon NV 6.375%	4,900	117
Aegon NV 7.25%	3,519	88
American International Group Inc 7.70% (a)	5,100	133
ING Groep NV 7.05%	11,200	276

		614

Multimedia (0.08%)
Viacom Inc	5,900	143

Property & Casualty Insurance (0.18%)
Berkley W R Capital Trust	10,700	257
Markel Corp	2,300	58

		315

Regional Banks (0.79%)
BAC Capital Trust IV	200	4
BAC Capital Trust V	1,000	23
BAC Capital Trust VIII	1,300	30
BAC Capital Trust XII	2,000	50
Fifth Third Capital Trust VI	3,200	79
Fleet Capital Trust VIII	3,100	77
KeyCorp Capital IX	6,900	156
Keycorp Capital V	600	13
National City Capital Trust II	4,500	93
PNC Capital Trust D	10,900	251
USB Capital VI	500	11

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
PREFERRED STOCKS (continued)
Regional Banks (continued)
USB Capital VII	800	$18
Wachovia Capital Trust IX	3,500	83
Wachovia Corp 7.25%	7,900	200
Wells Fargo Capital IX	300	7
Wells Fargo Capital VII	1,400	32
Wells Fargo Capital VIII	2,500	56
Wells Fargo Capital XI	9,600	231

		1,414

Reinsurance (0.11%)
Everest Re Capital Trust	1,300	29
PartnerRe Ltd 6.50%	4,400	106
RenaissanceRe Holdings Ltd — Series C	800	17
RenaissanceRe Holdings Ltd — Series D	2,300	52

		204

REITS — Apartments (0.09%)
AvalonBay Communities Inc	3,000	79
BRE Properties Inc — Series C	3,500	75

		154

REITS — Diversified (0.11%)
PS Business Parks Inc — Series H	3,400	74
PS Business Parks Inc — Series I	800	17
PS Business Parks Inc — Series P	1,200	25
Vornado Realty Trust — Series I	3,600	80

		196

REITS — Office Property (0.04%)
HRPT Properties Trust — Series B	3,200	80

REITS — Shopping Centers (0.11%)
Kimco Realty Corp	5,100	127
Regency Centers Corp 7.45% (a)	2,600	62

		189

REITS — Single Tenant (0.08%)
Realty Income Corp — Series D	6,900	149

REITS — Storage (0.15%)
Public Storage Inc 6.45%	900	20
Public Storage Inc 6.63% (b)	4,600	105
Public Storage Inc 6.95%	1,600	38
Public Storage Inc 7.25%	3,900	95

		258

REITS — Warehouse & Industrial (0.13%)
AMB Property Corp — Series M	5,300	121
AMB Property Corp — Series P	5,100	115

		236

Sovereign Agency (0.01%)
Tennessee Valley Authority — Series D	700	17

Special Purpose Entity (0.09%)
Corporate-Backed Trust Certificates 6.00%	700	16
CORTS-IBM	100	2
Merrill Lynch Capital Trust I	100	2
Merrill Lynch Capital Trust II	6,000	139
PreferredPlus TR-CCR1 — Series GSG1	100	2

		161

Telephone — Integrated (0.14%)
AT&T Inc	10,000	249
Television (0.05%)
CBS Corp 6.75%	3,600	85

TOTAL PREFERRED STOCKS		$8,120

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (82.23%)
Aerospace & Defense Equipment (0.11%)
Goodrich Corp
6.80%, 7/1/2036	$160	175
United Technologies Corp
6.10%, 5/15/2012	15	16

		191

Agricultural Operations (0.16%)
Archer-Daniels-Midland Co
5.94%, 10/ 1/2032	10	10
Bunge Ltd Finance Corp
4.38%, 12/15/2008	265	266

		276

Airlines (0.26%)
Continental Airlines Inc
5.98%, 4/19/2022 (b)	115	105
Northwest Airlines Inc
7.03%, 11/1/2019	230	222
Southwest Airlines Co
6.15%, 8/1/2022 (c)	130	130

		457

Appliances (0.06%)
Whirlpool Corp
5.49%, 6/15/2009 (d)	100	100
Asset Backed Securities (9.13%)
Ameriquest Mortgage Securities Inc
3.68%, 3/25/2035 (d)	24	23
3.61%, 7/25/2035 (d)	34	34
Argent Securities Inc
3.53%, 7/25/2036 (d)(e)	650	602
Carrington Mortgage Loan Trust
3.66%, 12/25/2035 (d)(e)	800	777

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Asset Backed Securities (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.88%, 9/25/2033 (d)	$88	$80
3.61%, 12/25/2033 (d)	12	12
Citigroup Mortgage Loan Trust Inc
3.53%, 3/25/2037 (d)	625	559
CNH Equipment Trust
4.74%, 6/15/2010 (d)(e)	425	425
5.09%, 9/15/2010 (d)(e)	275	275
Countrywide Asset-Backed Certificates
4.45%, 1/25/2034 (d)	325	290
3.67%, 2/25/2036 (d)(e)	555	545
3.63%, 3/25/2036 (d)(e)	640	614
3.63%, 4/25/2036 (d)(e)	1,550	1,502
3.54%, 2/25/2037 (d)(e)	650	583
3.51%, 11/25/2037 (d)	400	349
Countrywide Home Equity Loan Trust
4.47%, 12/15/2035 (d)	120	103
First Franklin Mortgage Loan Asset Backed Certificates
3.65%, 9/25/2035 (d)(e)	770	759
3.62%, 11/25/2035 (d)(e)	925	890
3.45%, 3/25/2036 (d)(e)	144	143
First-Citizens Home Equity Loan LLC
4.45%, 9/15/2022 (d)(f)	116	108
Ford Credit Floorplan Master Owner Trust
4.69%, 6/15/2011 (d)	410	398
GMAC Mortgage Corp Loan Trust
3.56%, 8/25/2035 (d)	300	277
Great America Leasing Receivables
5.39%, 9/15/2011 (f)	90	93
Indymac Residential Asset Backed Trust
3.57%, 4/25/2037 (d)	800	698
JP Morgan Mortgage Acquisition Corp
3.55%, 4/25/2036 (d)(e)	525	501
5.45%, 11/25/2036	455	453
3.46%, 3/25/2037 (d)	245	237
3.53%, 3/25/2037 (d)	290	256
Lehman XS Trust
3.58%, 9/25/2035 (d)(e)	354	353
Long Beach Mortgage Loan Trust
3.91%, 6/25/2034 (d)	40	36
3.53%, 7/25/2036 (d)	500	374
3.49%, 10/25/2036 (d)(e)	800	747
3.49%, 11/25/2036 (d)	675	634
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (d)(f)	136	136
Merrill Lynch Mortgage Investors Inc
3.61%, 2/25/2037 (d)	775	649
MSDWCC Heloc Trust
3.57%, 7/25/2017 (d)	58	49
Popular ABS Mortgage Pass-Through Trust
3.64%, 11/25/2035 (d)	247	245
Residential Asset Mortgage Products Inc
3.65%, 7/25/2035 (d)	194	186
SACO I Inc
3.52%, 6/25/2036 (d)(e)	278	248
3.52%, 9/25/2036 (d)	360	246
Saxon Asset Securities Trust
3.90%, 3/25/2035 (d)	250	203
Swift Master Auto Receivables Trust
4.34%, 6/15/2012 (d)	250	246
Wells Fargo Home Equity Trust
3.48%, 3/25/2037 (d)	312	305

		16,243

Auto — Car & Light Trucks (0.29%)
Daimler Finance North America LLC
5.54%, 3/13/2009 (d)(e)	325	323
5.75%, 9/8/2011	130	135
7.30%, 1/15/2012	45	49

		507

Automobile Sequential (1.74%)
AmeriCredit Automobile Receivables Trust
4.56%, 4/ 6/2012 (d)	150	145
Capital Auto Receivables Asset Trust
4.39%, 11/15/2008 (d)	46	46
4.27%, 10/15/2009 (d)	320	319
3.92%, 11/16/2009	250	251
4.47%, 3/15/2010 (d)	405	403
5.52%, 3/15/2011 (d)	245	250
Capital One Auto Finance Trust
4.25%, 7/15/201l (d)	422	411
4.28%, 10/15/2012 (d)	330	325
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	210	209
5.60%, 10/15/2012	90	89
Hyundai Auto Receivables Trust
4.64%, 1/17/2012 (d)	140	139
WFS Financial Owner Trust
3.93%, 2/17/2012	361	362
4.50%, 5/17/2013	150	152

		3,101

Beverages — Non-Alcoholic (0.49%)
Bottling Group LLC
4.63%, 11/15/2012	15	15
PepsiAmericas Inc
5.75%, 7/31/2012	115	121
PepsiCo Inc
4.65%, 2/15/2013	700	727

		863

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Beverages — Wine & Spirits (0.07%)
Diageo Capital PLC
5.20%, 1/30/2013	$125	$129

Brewery (0.16%)
Anheuser-Busch Cos Inc
4.38%, 1/15/2013	30	30
Cia Brasileira de Bebidas
10.50%, 12/15/2011	75	88
Coors Brewing Co
6.38%, 5/15/2012	4	4
SABMiller PLC
5.03%, 7/ 1/2009 (d)(f)	165	166

		288

Building — Residential & Commercial (0.01%)
Centex Corp
5.80%, 9/15/2009	15	14
Building & Construction Products — Miscellaneous (0.06%)
CRH America Inc
6.00%, 9/30/2016	100	97
6.40%, 10/15/2033	15	13

		110

Building Products — Cement & Aggregate (0.35%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(d)(f)	305	276
Martin Marietta Materials Inc
3.26%, 4/30/2010 (d)	350	346

		622

Building Products — Wood (0.05%)
Masco Corp
5.43%, 3/12/2010 (d)	100	96
Cable TV (0.38%)
Comcast Cable Communications Holdings I
8.38%, 3/15/2013	67	76
Comcast Corp
4.68%, 7/14/2009 (d)	125	123
COX Communications Inc
4.63%, 1/15/2010	40	40
6.75%, 3/15/2011	70	74
7.13%, 10/1/2012	65	70
6.45%, 12/1/2036 (f)	85	82
Rogers Cable Inc
6.75%, 3/15/2015	200	210

		675

Cellular Telecommunications (0.74%)
New Cingular Wireless Services Inc
8.13%, 5/1/2012	250	284
Nextel Communications Inc
5.95%, 3/15/2014	175	154
Rogers Wireless Inc
6.38%, 3/ 1/2014	130	136
US Unwired Inc
10.00%, 6/15/2012 (b)	165	173
Vodafone Group PLC
7.75%, 2/15/2010	30	32
5.33%, 6/15/201l (d)	145	142
5.32%, 2/27/2012 (d)	300	289
6.15%, 2/27/2037	110	108

		1,318

Chemicals — Diversified (0.06%)
EI Du Pont de Nemours & Co
4.75%, 11/15/2012	15	15
ICI Wilmington Inc
5.63%, 12/ 1/2013	95	99

		114

Coatings & Paint (0.09%)
Valspar Corp
5.63%, 5/ 1/2012	75	78
6.05%, 5/1/2017	75	74

		152

Commercial Banks (1.78%)
Barclays Bank PLC
5.93%, 12/31/2049 (b)(d)(f)	170	158
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (d)(f)	270	256
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (d)(f)	115	100
Commonwealth Bank of Australia
6.02%, 3/15/2036 (f)	120	112
Credit Agricole SA/London
6.64%, 5/31/2049 (d)(f)	150	137
Glitnir Banki HF
4.42%, 10/15/2008 (d)(f)	125	125
KeyBank NA
5.03%, 11/ 3/2009 (d)	300	297
Lloyds TSB Group PLC
6.27%, 11/29/2049 (d)(f)	200	177
M&I Marshall & Ilsley Bank
5.40%, 12/4/2012 (d)(e)	400	386
Royal Bank of Scotland Group PLC
7.64%, 3/31/2049 (c)(d)	200	205
6.99%, 10/29/2049 (c)(d)(f)	200	200
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (f)	20	19
US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011	40	43
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010	500	549
4.88%, 2/ 1/2015	130	126

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Commercial Banks (continued)
Woori Bank
6.13%, 5/3/2016 (d)(f)	$125	$127
6.21%, 5/2/2037 (d)	180	155

		3,172

Computers (0.01%)
Hewlett-Packard Co
6.50%, 7/ 1/2012	15	17
Computers — Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009	5	5
Containers — Paper & Plastic (0.13%)
Pactiv Corp
5.88%, 7/15/2012	150	154
6.40%, 1/15/2018	70	72

		226

Credit Card Asset Backed Securities (3.22%)
American Express Credit Account Master Trust
4.47%, 8/15/2011 (d)(f)	130	127
4.49%, 9/15/2011(d)	475	472
4.35%, 12/15/2011	200	203
4.52%, 3/15/2012 (d)	505	498
Arran
4.20%, 12/15/2010 (d)(e)(g)	425	418
Bank One Issuance Trust
4.56%, 3/15/2012 (d)	300	293
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (f)(g)	250	252
Chase Credit Card Master Trust
4.57%, 1/17/2011 (d)	325	323
4.59%, 2/15/2011 (d)	275	273
Citibank Credit Card Master Trust I
5.44%, 3/10/2011 (d)	150	148
5.88%, 3/10/2011	150	154
Discover Card Master Trust
5.65%, 3/16/2020	192	195
Discover Card Master Trust I
4.48%, 5/15/2012 (d)(e)	425	409
First USA Credit Card Master Trust
4.35%, 4/18/2011 (d)	300	299
GE Capital Credit Card Master Note Trust
4.44%, 6/15/2011 (d)	325	325
MBNA Master Credit Card Trust
4.59%, 9/15/2010 (d)	255	256
Providian Gateway Master Trust
4.61%, 5/16/2011 (d)(f)(g)	460	460
4.60%, 7/15/2011 (d)(e)(f)(g)	350	350
Providian Master Note Trust
5.10%, 11/15/2012 (f)	275	275

		5,730

Data Processing & Management (0.30%)
Dun & Bradstreet Corp
5.50%, 3/15/2011	100	106
Fiserv Inc
6.13%, 11/20/2012	420	437

		543

Diversified Financial Services (0.47%)
General Electric Capital Corp
7.38%, 1/19/2010	105	113
4.25%, 12/ 1/2010	275	280
6.00%, 6/15/2012	85	90
6.38%, 11/15/2067 (d)	335	348

		831

Diversified Manufacturing Operations (0.69%)
Carlisle Cos Inc
6.13%, 8/15/2016	150	161
General Electric Co
5.25%, 12/6/2017	700	706
Parker Hannifin Corp
4.88%, 2/15/2013	10	11
Tyco Electronics Group SA
6.55%, 10/ 1/2017 (f)	330	347

		1,225

Diversified Minerals (0.01%)
BHP Billiton Finance USA Ltd
4.80%, 4/15/2013	15	15

Diversified Operations (0.11%)
Capmark Financial Group Inc
5.53%, 5/10/2010 (d)(f)	250	195

Drug Delivery Systems (0.30%)
Hospira Inc
5.31%, 3/30/2010 (d(e)	250	247
6.05%, 3/30/2017	270	279

		526

Electric — Distribution (0.06%)
Detroit Edison Co/The
5.45%, 2/15/2035	125	114

Electric — Generation (0.40%)
Korea East- West Power Co Ltd
4.88%, 4/21/2011 (f)	30	31

System Energy Resources Inc
6.20%, 10/ 1/2012	430	441
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (f)	191	198
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (f)	46	47

		717

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (2.84%)
Ameren Energy Generating Co
7.95%, 6/ 1/2032	$10	$11
Arizona Public Service Co
6.38%, 10/15/2011	200	211
6.50%, 3/ 1/2012	25	27
5.80%, 6/30/2014	85	87
6.25%, 8/ 1/2016	165	172
6.88%, 8/ 1/2036	250	254
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016	90	92
Carolina Power & Light Co
8.63%, 9/15/2021	75	98
Commonwealth Edison Co
3.70%, 2/1/2008	500	500
6.15%, 3/15/2012	110	115
4.70%, 4/15/2015	195	186
5.95%, 8/15/2016	95	98
Consolidated Edison Co of New York Inc
4.88%, 2/1/2013	15	15
Consumers Energy Co
4.25%, 4/15/2008	10	10
DTE Energy Co
7.05%, 6/ 1/2011	30	32
Entergy Gulf States Inc
3.60%, 6/ 1/2008	20	20
5.90%, 12/8/2008 (d)(f)	120	120
Entergy Mississippi Inc
5.15%, 2/ 1/2013	250	248
Exelon Generation Co LLC
6.20%, 10/ 1/2017	145	147
Georgia Power Co
5.09%, 2/17/2009 (d)	295	295
Illinois Power Co
6.13%, 11/15/2017 (f)	245	255
Jersey Central Power & Light Co
6.15%, 6/ 1/2037	200	191
Midamerican Energy Co
6.75%, 12/30/2031	35	38
Northeast Utilities
3.30%, 6/ 1/2008	15	15
Ohio Power Co
4.83%, 4/ 5/2010 (d)(e)	255	251
Oncor Electric Delivery Co
6.38%, 5/ 1/2012	175	183
7.00%, 5/ 1/2032	85	87
PPL Electric Utilities Corp
4.30%, 6/ 1/2013	15	14
Public Service Co of Oklahoma
6.63%, 11/15/2037	260	268
Puget Sound Energy Inc
3.36%, 6/ 1/2008	25	25
San Diego Gas & Electric Co
6.13%, 9/15/2037	340	349
Southern California Edison Co
4.99%, 2/2/2009 (d)	205	203
5.00%, 1/15/2014	25	25
Transelec SA
7.88%, 4/15/2011	50	53
Union Electric Co
4.65%, 10/ 1/2013	150	149
Virginia Electric and Power Co
4.50%, 12/15/2010	85	87
5.40%, 1/15/2016	115	117

		5,048

Electric Products — Miscellaneous (0.00%)
Emerson Electric Co
6.00%, 8/15/2032	5	5

Electronic Components — Semiconductors (0.21%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/4/2013	120	127
National Semiconductor Corp
5.24%, 6/15/2010 (d)(e)	250	243

		370

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
4.50%, 8/12/2009	60	60

Finance — Auto Loans (0.22%)
American Honda Finance Corp
3.99%, 4/20/2010 (d)(e)(f)	400	400

Finance — Commercial (0.69%)
Caterpillar Financial Services Corp
4.85%, 12/7/2012	480	491
CIT Group Inc
3.47%, 4/27/2011 (b)(d)	225	195
5.00%, 2/13/2014	15	12
Textron Financial Corp
5.16%, 2/25/2011 (d)(e)	425	418
6.00%, 2/15/2067 (b)(d)(f)	125	116

		1,232

Finance — Consumer Loans (1.16%)
American General Finance Corp
6.90%, 12/15/2017	450	461
HSBC Finance Corp
4.13%, 12/15/2008	20	20
4.13%, 11/16/2009 (h)	355	355
5.16%, 11/16/2009 (d)	250	243
7.00%, 5/15/2012	180	193
4.75%, 7/15/2013	170	168
John Deere Capital Corp
7.00%, 3/15/2012	20	22
4.95%, 12/17/2012	450	464

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Consumer Loans (continued)
SLM Corp
4.74%, 3/2/2009 (d)	$50	$47
3.49%, 7/26/2010 (d)	100	90

		2,063

Finance — Credit Card (0.14%)
American Express Co
4.88%, 7/15/2013	15	15
Capital One Bank
5.00%, 6/15/2009	110	109
6.50%, 6/13/2013	130	123

		247

Finance — Investment Banker & Broker (4.31%)
Banque Paribas/New York
6.88%, 3/1/2009	25	26
Bear Stearns Cos Inc/The
4.33%, 7/16/2009 (d)	285	273
5.24%, 11/28/2011 (d)	450	403
5.30%, 10/30/2015	50	45
Citigroup Funding Inc
4.14%, 10/22/2009 (d)(e)	150	149
Citigroup Inc
5.50%, 8/27/2012	500	521
Credit Suisse USA Inc
4.50%, 1/15/2010 (d)	150	149
6.50%, 1/15/2012	50	54
Goldman Sachs Group Inc/The
3.88%, 1/15/2009	360	361
5.32%, 3/2/2010 (d)	200	194
5.05%, 2/6/2012 (d)	150	145
5.95%, 1/18/2018	385	397
6.45%, 5/1/2036	100	96
Jefferies Group Inc
6.45%, 6/8/2027	300	269
6.25%, 1/15/2036	200	172
JPMorgan Chase & Co
6.75%, 2/1/2011	510	546
5.25%, 5/1/2015	295	295
6.00%, 1/15/2018	335	348
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	145	112
Lehman Brothers Holdings Inc
5.13%, 11/10/2009 (d)	275	266
5.63%, 1/24/2013	300	304
6.20%, 9/26/2014	160	165
6.50%, 7/19/2017	200	204
Merrill Lynch & Co Inc
5.11%, 2/6/2009 (d)	380	378
4.70%, 3/2/2009 (d)	20	20
5.10%, 2/5/2010 (d)	175	169
5.11%, 11/l/2011(d)	200	188
5.37%, 6/5/2012 (d)(e)	150	137
6.11%, 1/29/2037	170	148
Morgan Stanley
4.54%, 1/15/2010 (d)(e)	525	516
5.30%, 3/1/2013	20	20
4.75%, 4/1/2014	190	183
5.38%, 10/15/2015	280	276
6.25%, 8/28/2017	135	140

		7,669

Finance — Leasing Company (0.34%)
International Lease Finance Corp
4.66%, 1/15/2010 (d)	170	170
5.25%, 5/24/2010 (d)(e)	200	194
5.65%, 6/1/2014	200	209
Pitney Bowes Credit Corp
5.75%, 8/15/2008	30	30

		603

Finance — Mortgage Loan/Banker (2.81%)
Countrywide Financial Corp
5.21%, 12/19/2008 (d)	345	305
5.10%, 3/24/2009 (d)	150	132
5.80%, 6/7/2012 (b)	260	231
6.25%, 5/15/2016 (b)	125	104
Fannie Mae
6.13%, 3/15/2012	475	527
3.68%, 2/25/2018 (d)	102	102
3.63%, 11/25/2022 (d)	121	121
3.58%, 1/25/2023 (d)	147	147
3.68%, 2/25/2032 (d)	153	153
3.63%, 3/25/2035 (d)	198	197
6.50%, 2/25/2047 (g)	125	131
Fannie Mae Whole Loan
3.58%, 5/25/2035 (d)	206	204
Freddie Mac
4.54%, 5/15/2013 (d)	9	9
4.69%, 6/15/2023 (d)	129	130
4.64%, 7/15/2023 (d)(e)	759	754
4.59%, 2/15/2030 (d)	119	119
5.50%, 9/15/2031 (d)	325	331
Ginnie Mae
4.51%, 10/16/2028 (d)	235	238
3.96%, 6/16/2031	276	277
1.11%, 2/16/2047 (d)	2,159	118
0.85%, 3/16/2047 (d)	1,973	113
SLM Student Loan Trust
5.14%, 6/15/2016 (d)(e)	551	552

		4,995

Finance — Other Services (0.21%)
Alamosa Delaware Inc
8.50%, 1/31/2012	140	142
Lukoil International Finance BV
6.66%, 6/7/2022 (f)	100	93
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (d)(f)	100	101

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Other Services (continued)
National Rural Utilities Cooperative Finance Corp
5.75%, 8/28/2009	$30	$31

		367

Financial Guarantee Insurance (0.05%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (b)	85	38
MGIC Investment Corp
5.63%, 9/15/2011 (b)	65	58

		96

Food — Miscellaneous/Diversified (0.27%)
General Mills Inc
4.02%, 1/22/2010 (d)	300	292
HJ Heinz Finance Co
6.75%, 3/15/2032	15	15
Kraft Foods Inc
5.39%, 8/11/2010 (d)	125	124
6.00%, 2/11/2013	45	47

		478

Food — Retail (0.23%)
Safeway Inc
5.21%, 3/27/2009 (d)	125	124
Tesco PLC
6.15%, 11/15/2037 (f)	300	289

		413

Food — Wholesale & Distribution (0.01%)
Sysco International Co
6.10%, 6/ 1/2012	15	16

Gas — Distribution (0.09%)
KeySpan Corp
7.63%, 11/15/2010	10	11
Sempra Energy
4.75%, 5/15/2009	60	61
Southern Union Co
6.15%, 8/16/2008	90	90

		162

Health Care Cost Containment (0.07%)
McKesson Corp
5.25%, 3/ 1/2013	120	123

Home Equity — Other (5.07%)
ACE Securities Corp
3.59%, 8/25/2035 (d)(e)	243	243
3.58%, 10/25/2035 (d)(e)	121	121
Bear Stearns Asset Backed Securities Trust
4.03%, 2/25/2034 (d)	44	41
3.98%, 3/25/2034 (d)(g)	149	110
3.54%, 8/25/2036 (d)(e)	525	484
3.57%, 5/25/2037 (d)(e)	1,750	1,604
CDC Mortgage Capital Trust
4.23%, 6/25/2034 (d)	159	148
Citigroup Mortgage Loan Trust Inc
3.53%, 12/25/2035 (d)(e)	78	76
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (d)	225	181
First NLC Trust
3.68%, 9/25/2035 (d)(e)	543	525
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	335	298
5.81%, 10/25/2036	115	83
6.05%, 12/25/2037 (d)	260	248
GSAA Trust
3.52%, 4/25/2047 (d)	741	686
HSI Asset Securitization Corp Trust
3.52%, 1/25/2037 (d)	775	706
IXIS Real Estate Capital Trust
3.64%, 9/25/2035 (d)(e)	56	53
3.62%, 12/25/2035 (d)	2	2
Mastr Asset Backed Securities Trust
5.85%, 8/25/2033 (d)	100	84
Morgan Stanley ABS Capital I
4.25%, 12/25/2034 (d)	50	35
3.63%, 9/25/2035 (d)(e)	125	125
Morgan Stanley Home Equity Loans
3.55%, 2/25/2036 (d)	760	714
New Century Home Equity Loan Trust
3.67%, 3/25/2035 (d)	11	10
Option One Mortgage Loan Trust
4.43%, 5/25/2034 (d)	125	107
4.38%, 2/25/2035 (d)	50	40
3.63%, 8/25/2035 (d)	40	40
3.48%, 7/25/2036 (d)(e)	260	253
3.83%, 3/25/2037 (d)	325	127
Residential Asset Securities Corp
4.53%, 3/25/2035 (d)	75	56
3.58%, 5/25/2035 (d)(e)	31	31
3.65%, 7/25/2035 (d)	80	80
3.53%, 9/25/2036 (d)	305	288
Saxon Asset Securities Trust
5.07%, 3/25/2035 (d)	199	172
Soundview Home Equity Loan Trust
3.47%, 7/25/2036 (d)(e)	402	396
Specialty Underwriting & Residential Finance
3.89%, 2/25/2035 (d)	89	86
3.61%, 3/25/2036 (d)	67	66
WAMU Asset-Backed Certificates
3.55%, 5/25/2037 (d)	340	295
Wells Fargo Home Equity Trust
3.88%, 4/25/2034 (d)	173	158
3.67%, 10/25/2035 (d)(e)(f)	272	252

		9,024

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Home Equity — Sequential (0.26%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	$265	$250
5.51%, 8/25/2036	220	214

		464

Industrial Automation & Robots (0.12%)
Rockwell Automation Inc/DE
5.65%, 12/1/2017	215	222

Industrial Gases (0.02%)
Praxair Inc
6.38%, 4/1/2012	25	27

Insurance Brokers (0.22%)
AON Corp
8.21%, 1/1/2027	190	195
Marsh & McLennan Cos Inc
3.63%, 2/15/2008	10	10
Willis North America Inc
6.20%, 3/28/2017	175	178

		383

Investment Companies (0.42%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (f)	150	153
Xstrata Finance Canada Ltd
6.90%, 11/15/2037 (f)	350	343
Xstrata Finance Dubai Ltd
5.23%, 11/13/2009 (d)(f)	250	249

		745

Investment Management & Advisory Services (0.11%)
Ameriprise Financial Inc
7.52%, 6/1/2066 (d)	200	197

Life & Health Insurance (0.71%)
Cigna Corp
7.00%, 1/15/2011	105	112
6.15%, 11/15/2036	95	89
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (d)(f)	130	130
Hartford Life Global Funding Trusts
5.16%, 9/15/2009 (d)	300	300
Lincoln National Corp
5.65%, 8/27/2012	145	151
6.05%, 4/20/2067 (d)	105	98
Prudential Financial Inc
5.26%, 6/13/2008 (d)	150	151
4.75%, 4/1/2014	150	147
StanCorp Financial Group Inc
6.88%, 10/1/2012	75	84

		1,262

Medical — Biomedical/Gene (0.12%)
Amgen Inc
5.85%, 6/1/2017 (f)	200	205

Medical — Drugs (0.45%)
Abbott Laboratories
5.60%, 11/30/2017	600	626
Allergan Inc/United States
5.75%, 4/1/2016	160	166

		792

Medical — HMO (0.53%)
UnitedHealth Group Inc
5.09%, 6/21/2010 (d)(f)	250	244
5.50%, 11/15/2012 (f)	350	363
WellPoint Inc
6.80%, 8/ 1/2012	15	17
5.85%, 1/15/2036	205	185
6.38%, 6/15/2037	130	127

		936

Medical — Wholesale Drug Distribution (0.12%)
Cardinal Health Inc
5.65%, 6/15/2012 (f)	200	207

Medical Laboratory & Testing Service (0.03%)
Quest Diagnostics Inc
6.40%, 7/1/2017	50	52

Medical Products (0.17%)
Baxter International Inc
6.25%, 12/ 1/2037	290	299

Metal — Diversified (0.04%)
Falconbridge Ltd
7.35%, 6/5/2012	10	11
5.38%, 6/1/2015	15	15
Xstrata Canada Corp
7.25%, 7/15/2012	40	44

		70

Metal Processors & Fabrication (0.05%)
Commercial Metals Co
6.50%, 7/15/2017	75	81

Money Center Banks (0.23%)
Comerica Capital Trust II
6.58%, 2/20/2037	165	115
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (d)(f)	165	151
Unicredit Luxembourg Finance SA
6.00%, 10/31/2017 (f)	150	152

		418

Mortgage Backed Securities (24.15%)
Adjustable Rate Mortgage Trust
3.95%, 2/25/2035 (d)	58	58

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Mortgage Backed Securities (continued)
Adjustable Rate Mortgage Trust (continued)
5.10%, 11/25/2035 (d)	$140	$132
Banc of America Commercial Mortgage Inc
7.33%, 11/15/2031	150	155
4.86%, 7/10/2043	265	258
4.97%, 7/10/2043	130	113
5.12%, 7/11/2043	250	251
5.33%, 9/10/2045	325	326
0.22%, 10/10/2045	81,884	302
5.31%, 10/10/2045 (d)	365	365
5.68%, 7/10/2046 (d)	300	287
Banc of America Funding Corp
4.01%, 7/20/2036 (d)(e)	463	456
4.21%, 7/20/2036 (d)(e)	325	295
3.56%, 4/25/2037 (d)(e)	550	544
Banc of America Mortgage Securities Inc
4.11%, 6/25/2034 (d)	300	300
Bear Stearns Adjustable Rate Mortgage Trust
3.54%, 6/25/2034 (d)	75	75
5.08%, 8/25/2035 (d)	409	411
Bear Stearns Alt-A Trust
3.54%, 11/25/2036 (d)(e)	228	225
3.55%, 4/25/2037 (d)	525	490
Bear Stearns Asset Backed Securities Trust
3.61%, 4/25/2036 (d)(e)	449	413
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	156	163
3.97%, 11/11/2035	46	45
0.63%, 5/11/2039 (d)(f)	3,108	46
3.24%, 2/11/2041	51	50
Bella Vista Mortgage Trust
4.23%, 1/22/2045 (d)(e)	314	301
4.18%, 5/20/2045 (d)	401	374
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	300	314
Chase Mortgage Finance Corp
5.43%, 3/25/2037 (d)	521	532
4.61%, 7/25/2037 (d)(g)	220	219
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (d)	4,769	115
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (d)	7,946	163
0.53%, 12/11/2049 (d)	7,074	114
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (d)	100	88
0.06%, 12/10/2046 (d)	3,900	47
5.25%, 12/10/2046	235	234
6.01%, 12/10/2049 (d)	425	354
Countrywide Alternative Loan Trust
3.60%, 5/25/2035 (d)	95	88
6.10%, 7/20/2035 (d)(g)	91	83
3.55%, 6/25/2036 (d)	750	731
Countrywide Asset-Backed Certificates
3.66%, 11/25/2035 (d)	87	85
3.65%, 1/25/2036 (d)(e)	500	490
3.78%, 4/25/2036 (d)	325	203
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (d)	50	49
3.58%, 4/25/2046 (d)	210	194
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (d)	170	174
0.78%, 9/15/2039 (f)	5,120	137
5.81%, 9/15/2039	325	310
0.11%, 12/15/2039	1,442	24
0.87%, 12/15/2039 (d)	6,097	189
CS First Boston Mortgage Securities Corp
1.30%, 3/15/2036 (d)(f)	925	20
0.58%, 5/15/2036 (d)(f)	1,029	9
0.77%, 7/15/2036 (d)(f)	1,121	18
0.23%, 11/15/2037 (d)(f)	1,968	38
7.92%, 9/15/2041 (d)	40	42
CW Capital Cobalt Ltd
5.17%, 8/15/2048	355	352
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	215	227
8.09%, 5/17/2032	65	69
5.59%, 2/12/2034	38	39
6.14%, 2/12/2034	150	156
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014	11,544	128
5.61%, 4/10/2017 (d)	525	496
4.97%, 8/11/2036	58	58
0.74%, 3/10/2040 (d)(f)	1,521	23
4.98%, 5/10/2043	465	457
5.51%, 11/10/2045 (d)	195	172
5.51%, 11/10/2045 (d)	850	869
GMAC Commercial Mortgage Securities Inc
6.96%, 9/15/2035	150	157
0.97%, 3/10/2038 (d)(f)	1,097	23
Greenpoint Mortgage Funding Trust
3.65%, 6/25/2045 (d)(e)	488	467
3.68%, 6/25/2045 (d)	82	77
Greenwich Capital Commercial Funding Corp
0.44%, 6/10/2036 (d)(f)	8,473	73
5.22%, 4/10/2037	500	504
6.11%, 7/10/2038 (d)	230	225
0.51%, 3/10/2039 (d)(f)	12,858	274

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s	(000’s
BONDS (continued)
Mortgage Backed Securities (continued)
GS Mortgage Securities Corp II
0.86%, 11/10/2039	$2,545	$98
5.99%, 8/10/2045 (d)	270	260
GSR Mortgage Loan Trust
3.56%, 12/25/2035 (d)	53	53
3.64%, 8/25/2046 (d)(e)	539	491
Homebanc Mortgage Trust
3.72%, 1/25/2036 (d)(e)	581	565
Impac CMB Trust
5.87%, 10/25/2033 (d)	37	37
4.14%, 1/25/2035 (d)	66	64
3.69%, 4/25/2035 (d)	54	54
3.81%, 4/25/2035 (d)	55	49
3.68%, 8/25/2035 (d)	81	74
3.89%, 8/25/2035 (d)	185	161
Impac Secured Assets CMN Owner Trust
3.66%, 3/25/2036 (d)(e)	925	901
3.54%, 3/25/2037 (d)	680	606
Indymac Index Mortgage Loan Trust
3.68%, 4/25/2034 (d)	33	31
3.61%, 4/25/2035 (d)	78	73
3.71%, 4/25/2035 (d)	74	61
3.68%, 8/25/2035 (d)	197	186
3.56%, 1/25/2037 (d)(e)	625	612
3.62%, 6/25/2037 (d)(g)	529	498
JP Morgan Alternative Loan Trust
3.53%, 3/25/2037 (d)	585	548
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (d)(f)	1,598	53
5.02%, 1/12/2037	55	52
5.29%, 9/12/2037 (d)	100	87
1.28%, 1/12/2039 (d)(f)	986	25
5.63%, 6/12/2041 (d)	285	278
0.30%, 1/15/2042 (d)(f)	1,938	31
4.78%, 7/15/2042	290	262
5.59%, 5/12/2045 (d)	190	180
5.44%, 5/15/2045 (d)	325	304
5.30%, 5/15/2047 (d)	355	353
6.01%, 6/15/2049 (d)	425	408
6.20%, 2/12/2051 (f)	230	197
6.30%, 2/12/2051 (d)	260	242
JP Morgan Mortgage Trust
5.30%, 7/25/2035	169	171
4.95%, 11/25/2035 (d)	400	406
5.31%, 4/25/2036 (d)	136	137
5.82%, 6/25/2036 (d)	254	258
5.82%, 6/25/2036 (d)	140	144
5.98%, 6/25/2036 (d)	88	88
5.95%, 8/25/2036 (d)	550	558
6.00%, 8/25/2036 (d)	230	242
5.56%, 10/25/2036 (d)	580	579
5.71%, 4/25/2037 (d)(g)	250	256
5.71%, 4/25/2037 (d)	220	226
LB Commercial Conduit Mortgage Trust
7.33%, 10/15/2032	146	150
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020	19	19
4.90%, 6/15/2026	31	31
5.59%, 6/15/2031	110	113
5.74%, 6/15/2032	221	225
0.35%, 3/15/2036 (d)(f)	694	18
1.29%, 3/15/2036 (d)(f)	2,181	47
0.84%, 8/15/2036 (d)(f)	866	13
5.41%, 9/15/2039 (d)	80	75
0.68%, 2/15/2040 (d)	8,684	270
5.46%, 2/15/2040 (d)	940	877
5.48%, 2/15/2040 (d)	240	214
5.49%, 2/15/2040 (d)	435	407
6.45%, 7/17/2040 (d)	250	215
Lehman XS Trust
3.60%, 6/25/2047 (d)(g)	789	732
Merrill Lynch Alternative Note Asset Trust
3.59%, 4/25/2037 (d)(g)	650	533
Merrill Lynch Mortgage Investors Inc
3.50%, 8/25/2035 (d)	—	—
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	290	280
5.80%, 5/12/2039 (d)	705	713
5.84%, 5/12/2039 (d)	160	154
0.68%, 2/12/2042 (d)	2,242	22
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (d)	170	159
0.73%, 8/12/2048 (d)	2,992	109
0.06%, 12/12/2049 (d)	2,448	35
5.11%, 12/12/2049 (d)	280	277
5.94%, 6/12/2050 (d)	425	353
Morgan Stanley Capital I
7.11%, 4/15/2033	175	180
1.15%, 1/13/2041 (d)(f)	665	20
3.99%, 5/24/2043 (d)(e)(f)(g)	425	383
0.04%, 12/15/2043 (d)(f)	2,770	36
5.36%, 3/15/2044 (d)	450	440
5.55%, 12/20/2046 (d)(g)	150	83
5.81%, 4/12/2049 (d)	300	300
5.81%, 4/12/2049	270	221
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	37	38
Nomura Asset Acceptance Corp
3.73%, 2/25/2035 (d)	43	40

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Mortgage Backed Securities (continued)
Residential Accredit Loans Inc
3.53%, 2/25/2037 (d)(g)	$282	$266
3.53%, 3/25/2047 (d)	1,004	942
Sequoia Mortgage Trust
4.16%, 2/20/2035 (d)	96	94
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (d)	400	400
4.08%, 8/25/2034 (d)	248	214
3.63%, 3/25/2035 (d)	31	30
5.25%, 12/25/2035	145	147
5.25%, 2/25/2036 (d)	201	203
Structured Asset Mortgage Investments Inc
3.68%, 5/25/2045 (d)	79	79
3.69%, 9/25/2045 (d)	112	111
Structured Asset Securities Corp
5.50%, 6/25/2036 (d)	325	274
Thornburg Mortgage Securities Trust
3.64%, 10/25/2035 (d)	322	321
Wachovia Bank Commercial Mortgage Trust
0.25%, 11/15/2035 (f)	5,201	50
0.35%, 1/15/2041 (d)(f)	825	5
0.59%, 10/15/2041 (d)(f)	4,777	64
0.43%, 3/15/2042 (d)(f)	7,881	73
4.94%, 4/15/2042	430	421
5.25%, 12/15/2043	255	253
5.48%, 12/15/2043	80	65
5.60%, 12/15/2043	220	157
4.52%, 5/15/2044	240	237
5.80%, 7/15/2045	345	332
5.82%, 5/15/2046 (d)	280	266
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (f)	128	126
WaMu Mortgage Pass Through Certificates
4.02%, 12/25/2027 (d)	187	176
3.80%, 6/25/2034 (d)	125	125
4.68%, 5/25/2035 (d)	75	76
5.70%, 6/25/2037 (d)	191	192
5.36%, 7/25/2044 (d)	50	47
3.69%, 1/25/2045 (d)	62	59
3.91%, 1/25/2045 (d)	180	129
3.61%, 4/25/2045 (d)	35	33
3.65%, 4/25/2045 (d)	62	57
3.67%, 7/25/2045 (d)	88	83
3.76%, 11/25/2045 (d)(e)	407	395
Washington Mutual Alternative Mortgage
3.66%, 6/25/2046 (d)(e)	455	380
3.56%, 1/25/2047 (d)	437	402
Wells Fargo Mortgage Backed Securities
4.20%, 3/25/2035 (d)	207	208
4.99%, 10/25/2035 (d)	386	393

		42,971

Multi-Line Insurance (1.02%)

Aegon NV
4.75%, 6/1/2013	10	10
Allstate Corp/The
6.13%, 5/15/2037 (d)	185	180
American International Group Inc
4.25%, 5/15/2013	15	15
5.85%, 1/16/2018	350	351
CNA Financial Corp
6.00%, 8/15/2011	130	134
Genworth Financial Inc
6.15%, 11/15/2066 (d)	165	146
ING Groep NV
5.78%, 12/8/2035	410	382
Metropolitan Life Global Funding I
5.14%, 3/17/2009 (d)(f)	250	250
5.56%, 5/17/2010 (f)	250	248
XL Capital Ltd
6.50%, 12/31/2049 (d)	125	99

		1,815

Multimedia (0.80%)
News America Inc
6.20%, 12/15/2034	55	53
6.65%, 11/15/2037 (f)	450	457
Thomson Corp/The
5.75%, 2/1/2008	15	15
4.75%, 5/28/2010	15	15
Time Warner Inc
5.11%, 11/13/2009 (d)(e)	200	194
Viacom Inc
5.34%, 6/16/2009 (d)(e)	275	273
5.75%, 4/30/2011	130	133
Walt Disney Co/The
5.25%, 9/10/2009 (d)(e)	275	275
7.00%, 3/1/2032	10	12

		1,427

Mutual Insurance (0.07%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (b)(f)	130	128

Non-Hazardous Waste Disposal (0.06%)
Oakmont Asset Trust
4.51%, 12/22/2008 (f)	105	106

Office Automation & Equipment (0.08%)
Xerox Corp
5.50%, 5/15/2012	145	148

Oil — Field Services (0.25%)
BJ Services Co
5.29%, 6/1/2008 (d)(e)	425	425

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Oil — Field Services (continued)
Halliburton Co
5.50%, 10/15/2010	$15	$16

		441

Oil & Gas Drilling (0.21%)
Transocean Inc
5.34%, 9/5/2008 (d)(e)	375	374

Oil Company — Exploration & Production (0.86%)
Anadarko Petroleum Corp
5.39%, 9/15/2009 (d)	365	357
Husky Oil Co
7.55%, 11/15/2016	115	131
Nexen Inc
5.05%, 11/20/2013	310	302
6.40%, 5/15/2037	125	121
Talisman Energy Inc
6.25%, 2/1/2038	215	207
XTO Energy Inc
5.90%, 8/1/2012	385	408

		1,526

Oil Company — Integrated (0.26%)
ConocoPhillips
8.75%, 5/25/2010	25	28
Husky Energy Inc
6.25%, 6/15/2012	40	42
6.15%, 6/15/2019	55	57
6.80%, 9/15/2037	175	183
Marathon Oil Corp
6.80%, 3/15/2032	15	16
Petro-Canada
4.00%, 7/15/2013	15	14
Petronas Capital Ltd
7.88%, 5/22/2022 (f)	10	13
Suncor Energy Inc
6.50%, 6/15/2038	110	112

		465

Oil Refining & Marketing (0.02%)
Premcor Refining Group Inc/The
6.75%, 2/1/2011	40	43

Paper & Related Products (0.10%)
Alto Parana SA
6.38%, 6/9/2017 (f)	165	163
Celulosa Arauco y Constitucion SA
5.13%, 7/9/2013	10	10

		173

Pharmacy Services (0.14%)
Medco Health Solutions Inc
7.25%, 8/15/2013	225	248
Pipelines (0.68%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017	45	45
CenterPoint Energy Resources Corp
6.13%, 11/ 1/2017	90	93
6.63%, 11/ 1/2037	90	90
Consolidated Natural Gas Co
5.00%, 3/ 1/2014	15	15
Enbridge Energy Partners LP
4.00%, 1/15/2009	35	35
Enbridge Inc
5.80%, 6/15/2014	200	205
Kinder Morgan Energy Partners LP
6.50%, 2/ 1/2037	185	180
National Fuel Gas Co
5.25%, 3/ 1/2013	40	41
ONEOK Partners LP
5.90%, 4/ 1/2012	130	135
Pacific Energy Partners LP
6.25%, 9/15/2015	130	133
TEPPCO Partners LP
7.63%, 2/15/2012	215	241

		1,213

Property & Casualty Insurance (0.26%)
Chubb Corp
6.38%, 3/29/2037 (d)	125	123
Progressive Corp/The
6.25%, 12/1/2032	5	5
6.70%, 6/15/2037	130	124
Safeco Corp
7.25%, 9/1/2012	3	3
Travelers Cos Inc/The
6.25%, 3/15/2067 (d)	110	105
WR Berkley Corp
6.25%, 2/15/2037	115	105

		465

Quarrying (0.31%)
Vulcan Materials Co
6.39%, 12/15/2010 (d)(e)	200	199
5.60%, 11/30/2012	350	360

		559

Real Estate Operator & Developer (0.21%)
Duke Realty LP
5.63%, 8/15/2011	45	45
4.63%, 5/15/2013 (b)	10	9
Regency Centers LP
8.45%, 9/1/2010	70	78
5.88%, 6/15/2017	245	236

		368

Regional Authority (0.03%)
Province of Nova Scotia Canada
5.75%, 2/27/2012	25	27

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Regional Authority (continued)
Province of Ontario Canada
5.13%, 7/17/2012	$25	$27

		54

Regional Banks (2.06%)
BAC Capital Trust XIII
5.39%, 3/15/2043 (d)	285	225
BAC Capital Trust XIV
5.63%, 3/15/2043 (d)	175	142
Bank of America Corp
4.99%, 8/2/2010 (b)(d)	250	247
8.00%, 12/29/2049 (d)	325	338
Bank One Corp
6.00%, 8/1/2008	50	50
Capital One Financial Corp
5.43%, 9/10/2009 (d)(e)	250	233
5.70%, 9/15/2011	110	101
Fifth Third Bancorp
3.38%, 8/15/2008	10	10
Fleet Capital Trust II
7.92%, 12/11/2026	300	312
PNC Funding Corp
3.38%, 1/31/2012 (d)	450	437
SunTrust Preferred Capital I
5.85%, 12/31/2049 (d)	95	81
Wachovia Corp
6.38%, 2/1/2009	180	183
5.75%, 2/1/2018	405	407
Wells Fargo & Co
3.50%, 4/ 4/2008 (b)	10	10
5.17%, 8/20/2010 (d)	140	140
4.38%, 1/31/2013	435	435
5.63%, 12/11/2017	300	308

		3,659

Reinsurance (0.24%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	165	157
PartnerRe Finance II
6.44%, 12/1/2066 (d)	90	81
Platinum Underwriters Finance Inc
7.50%, 6/1/2017	175	187

		425

REITS — Apartments (0.14%)
AvalonBay Communities Inc
5.50%, 1/15/2012	120	116
BRE Properties Inc
5.50%, 3/15/2017	105	92
UDR Inc
6.50%, 6/15/2009	40	41

		249

REITS — Diversified (0.33%)
iStar Financial Inc
5.33%, 9/15/2009 (d)	125	116
5.50%, 3/ 9/2010 (d)	300	267
5.85%, 3/15/2017	250	207

		590

REITS — Healthcare (0.37%)
HCP Inc
5.44%, 9/15/2008 (d)(e)	325	325
5.65%, 12/15/2013	185	173
6.00%, 1/30/2017	125	112
Nationwide Health Properties Inc
6.50%, 7/15/2011	40	43

		653

REITS — Hotels (0.24%)
Hospitality Properties Trust
6.30%, 6/15/2016	100	98
6.70%, 1/15/2018	350	336

		434

REITS — Office Property (0.19%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	130	130
5.70%, 5/1/2017	125	114
HRPT Properties Trust
5.59%, 3/16/2011 (d)	100	97

		341

REITS — Regional Malls (0.01%)
Simon Property Group LP
5.38%, 8/28/2008	10	10
3.75%, 1/30/2009	15	15

		25

REITS — Shopping Centers (0.14%)

Developers Diversified Realty Corp
5.38%, 10/15/2012	200	185
Federal Realty Investment Trust
6.20%, 1/15/2017	65	64

		249

REITS — Single Tenant (0.30%)
National Retail Properties Inc
6.88%, 10/15/2017	200	204
Tanger Properties LP
9.13%, 2/15/2008	335	335

		539

REITS — Warehouse & Industrial (0.30%)
Prologis
5.28%, 8/24/2009 (d)(e)	250	243
5.50%, 3/1/2013	300	295

		538

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Rental — Auto & Equipment (0.35%)
Erac USA Finance Co
3.50%, 4/30/2009 (d)(e)(f)	$260	$259
5.30%, 8/28/2009 (d)(f)	125	126
5.90%, 11/15/2015 (f)	250	244

		629

Retail — Regional Department Store (0.00%)
Kohl’s Corp
6.00%, 1/15/2033	10	8

Savings & Loans — Thrifts (0.39%)
Washington Mutual Bank/Henderson NV
6.88%, 6/15/2011	75	72
5.65%, 8/15/2014	100	88
Washington Mutual Inc
4.56%, 1/15/2010 (d)(e)	575	526

		686

Sovereign (0.01%)
Poland Government International Bond
6.25%, 7/3/2012 (b)	15	16

Special Purpose Banks (0.31%)
Korea Development Bank
4.33%, 10/20/2009 (d)	110	110
4.84%, 4/3/2010 (d)(e)	435	435

		545

Special Purpose Entity (0.98%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (f)	285	304
5.20%, 8/15/2015 (f)	205	203
Capital One Capital IV
6.75%, 2/17/2037 (b)	95	65
John Hancock Global Funding II
4.87%, 4/3/2009 (d)(e)(f)	300	301
JP Morgan Chase Capital XXII
6.45%, 2/2/2037	70	63
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(f)	125	118
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008	15	15
Rockies Express Pipeline LLC
5.78%, 8/20/2009 (d)(f)	180	180
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (d)(f)	185	171
Swiss Re Capital I LP
6.85%, 5/29/2049 (d)(f)	150	145
TransCapitalInvest Ltd
5.67%, 3/5/2014 (f)	150	148
Unilever Capital Corp
7.13%, 11/1/2010	30	33

		1,746

Steel — Producers (0.08%)
Ispat Inland ULC
9.75%, 4/1/2014	130	141

Telecommunication Services (0.01%)
Verizon Global Funding Corp
6.88%, 6/15/2012 (b)	15	16

Telephone — Integrated (1.68%)
AT&T Inc
5.08%, 11/14/2008 (d)(e)	325	325
4.95%, 1/15/2013	200	205
6.30%, 1/15/2038	600	596
British Telecommunications PLC
5.15%, 1/15/2013	250	257
Deutsche Telekom International Finance
5.06%, 3/23/2009 (d)	250	248
France Telecom SA
7.75%, 3/1/2011 (d)	290	316
Royal KPN NV
8.00%, 10/ 1/2010	75	81
Telecom Italia Capital SA
4.00%, 11/15/2008	15	15
5.39%, 2/1/2011 (d)	70	68
4.56%, 7/18/2011 (d)	150	144
Telefonica Emisiones SAU
5.23%, 6/19/2009 (d)	150	148
5.98%, 6/20/2011	100	104
5.21%, 2/4/2013 (a)(c)(d)	155	145
5.86%, 2/4/2013 (c)	250	259
Telefonica Europe BV
7.75%, 9/15/2010	70	76

		2,987

Tools — Hand Held (0.13%)
Snap-On Inc
4.51%, 1/12/2010 (d)(e)	225	223
Stanley Works/The
4.90%, 11/1/2012	15	15

		238

Transport — Rail (0.40%)
Burlington Northern Santa Fe Corp
7.95%, 8/15/2030	30	35
Canadian National Railway Co
4.40%, 3/15/2013	15	15
CSX Transportation Inc
6.25%, 1/15/2023	350	364
Union Pacific Corp
5.45%, 1/31/2013	250	258
4.70%, 1/2/2024	9	9
6.63%, 2/1/2029	35	36

		717

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Transport — Services (0.02%)
FedEx Corp
3.50%, 4/1/2009	$40	$40

TOTAL BONDS		$146,298

SENIOR FLOATING RATE INTERESTS (0.31%)
Retail — Building Products (0.31%)
HD Supply Inc, Term Loan B
5.85%, 8/30/2012 (d)	560	554

TOTAL SENIOR FLOATING RATE INTERESTS		$554

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (58.84%)
Federal Home Loan Mortgage Corporation (FHLMC) (16.28%)
5.00%, 2/1/2023 (i)	270	273
4.50%, 3/1/2023 (c)(i)	1,090	1,087
5.00%, 2/1/2038 (i)	4,735	4,713
5.50%, 2/1/2038 (i)	7,865	7,961
6.00%, 2/1/2038 (i)	6,520	6,683
6.50%, 2/1/2038 (i)	175	182
5.50%, 3/1/2009	5	5
6.50%, 12/1/2015	8	8
7.50%, 12/1/2015	12	13
6.50%, 6/1/2017	42	43
6.00%, 7/1/2017	76	79
5.00%, 5/1/2018	100	102
5.00%, 1/1/2019	116	118
6.00%, 6/1/2028	40	41
6.50%, 3/1/2029	57	59
7.50%, 10/1/2030	24	26
8.00%, 11/1/2030	1	1
7.00%, 12/1/2030	19	20
7.50%, 12/1/2030	3	3
6.50%, 5/1/2031	29	30
6.50%, 10/1/2031	7	7
7.00%, 1/1/2032	18	19
6.50%, 2/1/2032	9	10
7.50%, 4/1/2032	10	11
6.50%, 5/1/2032	70	74
6.50%, 5/1/2032	5	5
5.50%, 5/1/2033	118	120
5.50%, 8/1/2033	298	302
5.50%, 10/1/2033	99	100
5.50%, 12/1/2033	79	80
5.50%, 9/1/2034	171	173
5.50%, 3/1/2035	195	197
5.00%, 7/1/2035	145	144
6.00%, 8/1/2036	118	121
6.50%, 11/1/2036	287	298
6.00%, 4/1/2037	1,394	1,430
6.04%, 6/1/2035 (d)	283	289
4.67%, 8/1/2035 (d)	149	153
4.99%, 9/1/2035 (d)	313	319
5.44%, 12/1/2035 (d)	222	225
6.54%, 7/1/2036 (d)	334	344
5.68%, 10/1/2036 (d)	1,074	1,105
6.51%, 10/1/2036 (d)	158	164
6.50%, 1/1/2037 (d)	241	250
6.51%, 1/1/2037 (d)	448	465
5.56%, 2/1/2037 (d)	263	266
5.63%, 2/1/2037 (d)	358	364
5.64%, 5/1/2037	178	180
5.69%, 6/1/2037 (d)	299	307

		28,969

Federal National Mortgage Association (FNMA) (19.60%)
5.00%, 2/1/2023 (i)	2,870	2,909
5.50%, 2/1/2023 (i)	1,490	1,526
4.50%, 3/1/2023 (c)(i)	3,110	3,112
5.00%, 2/1/2038 (i)	5,655	5,630
5.50%, 2/1/2038 (i)	8,220	8,328
6.00%, 2/1/2038 (i)	4,780	4,904
6.50%, 2/1/2038 (i)	1,975	2,050
5.50%, 2/1/2009	11	11
5.50%, 6/1/2009	19	19
6.00%, 10/1/2016	11	11
5.00%, 9/1/2017	323	329
5.50%, 1/1/2018	70	72
4.50%, 1/1/2020	176	176
6.00%, 10/1/2021	177	183
5.50%, 7/1/2023	56	57
6.00%, 9/1/2031	46	47
6.50%, 12/1/2031	27	28
6.00%, 4/1/2033	92	95
5.50%, 9/1/2033	178	180
4.24%, 6/1/2034 (d)	73	74
5.50%, 6/1/2034	31	32
4.33%, 7/1/2034 (d)	41	42
4.28%, 12/1/2034 (d)	106	108
4.59%, 3/1/2035 (d)	118	119
5.00%, 7/1/2035	120	119

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.08%, 8/1/2035 (d)	$199	$202
5.73%, 2/1/2036 (d)	94	96
6.86%, 3/1/2036 (d)	206	210
6.00%, 5/1/2036	83	85
5.65%, 6/1/2036 (d)	175	184
5.79%, 6/1/2036 (d)(g)	51	52
6.00%, 7/1/2036	206	211
6.50%, 8/1/2036	30	31
6.50%, 8/1/2036	245	255
6.50%, 12/1/2036	1,645	1,708
5.43%, 1/1/2037 (d)	230	236
5.50%, 1/1/2037 (d)	697	720
6.50%, 1/1/2037	150	156
5.47%, 3/1/2037 (d)	208	222
5.73%, 5/1/2037 (d)	321	331

		34,860

Government National Mortgage Association (GNMA) (2.72%)
5.00%, 2/1/2038 (i)	950	952
5.50%, 2/1/2038 (i)	3,230	3,293
7.00%, 7/15/2031	12	13
6.00%, 7/15/2032	19	20
6.00%, 12/15/2032	33	35
6.00%, 12/15/2033	478	494
6.50%, 10/20/2028	18	19
8.00%, 8/20/2029	2	2
6.50%, 2/20/2032	10	11
6.50%, 5/20/2032	3	3

		4,842

U.S. Treasury (19.75%)
4.50%, 2/15/2009 (b)	2,500	2,559
4.00%, 6/15/2009 (b)	1,250	1,282
3.63%, 7/15/2009 (b)	2,775	2,834
4.88%, 8/15/2009 (b)	2,650	2,759
3.13%, 11/30/2009 (b)	2,500	2,543
3.50%, 2/15/2010 (b)	5,240	5,378
5.00%, 2/15/2011 (b)	1,750	1,888
4.50%, 4/30/2012 (b)	1,600	1,716
4.38%, 8/15/2012 (b)	1,675	1,794
4.25%, 8/15/2013 (b)	900	961
4.75%, 5/15/2014 (b)	750	821
4.25%, 11/15/2014 (b)	3,500	3,719
8.13%, 8/15/2019 (b)	825	1,142
8.00%, 11/15/2021 (b)	250	351
6.25%, 8/15/2023 (b)	1,250	1,536
6.00%, 2/15/2026 (b)	790	955
6.25%, 5/15/2030 (b)	2,275	2,888

		35,126

U.S. Treasury Inflation-Indexed Obligations (0.49%)
2.00%, 1/15/2014 (b)	825	879

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$104,676

SHORT TERM INVESTMENTS (1.64%)
Commercial Paper (1.64%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$2,922	$2,922

TOTAL SHORT TERM INVESTMENTS		$2,922

REPURCHASE AGREEMENTS (3.44%)
Finance — Investment Banker & Broker (0.02%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $36,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (e)	$36	$36

Money Center Banks (3.42%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $6,135,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (e)	6,087	6,087

TOTAL REPURCHASE AGREEMENTS		$6,123

Total Investments		$268,693
Liabilities in Excess of Other Assets, Net — (51.03)%		(90,787)

TOTAL NET ASSETS - 100.00%		$177,906

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security purchased on a when-issued basis.

(d)	Variable Rate

(e)	Security was purchased with the cash proceeds from securities loans.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,743 or 7.72% of net assets.

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,825 or 2.71% of net assets.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $170 or 0.10% of net assets.

(i)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$3,872
Unrealized Depreciation	(6,385)

Net Unrealized Appreciation (Depreciation)	(2,513)
Cost for federal income tax purposes	271,206

All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
Sell protection for CDX NA HY 9 Index and receive quarterly 0.60% from UBS-AG. Expires December 2012.	$3,500	$(71)

All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on 1-month LIBOR less 5 basis points with Wachovia Bank. Expires January 2008.	$3,000	$(40)

Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on 1-month LIBOR plus 10 basis points with Lehman Brothers. Expires May 2008.	1,600	(21)

All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)
Sell:

US 10YR Note; March 2008	47	$5,340	$5,485	$(145)

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	64.52%
Financial	27.92%
Government	20.62%
Asset Backed Securities	19.74%
Communications	3.97%
Utilities	3.81%
Consumer, Non-cyclical	3.64%
Energy	2.29%
Industrial	2.18%
Consumer, Cyclical	0.92%
Basic Materials	0.70%
Technology	0.61%
Diversified	0.11%

Liabilities in Excess of Other Assets, Net	(51.03%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	3.08%
Credit Default Swaps	0.04%
Total Return Swaps	0.03%

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (94.26%)
Advertising Agencies (0.07%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014	$500	$412

Advertising Sales (0.58%)
Lamar Media Corp
7.25%, 1/ 1/2013	1,310	1,294
6.63%, 8/15/2015	1,750	1,658
6.63%, 8/15/2015	106	100
6.63%, 8/15/2015	644	610

		3,662

Advertising Services (0.57%)
RH Donnelley Corp
6.88%, 1/15/2013	1,580	1,327
6.88%, 1/15/2013	500	420
8.88%, 1/15/2016	750	643
8.88%, 10/15/2017 (a)(b)	1,450	1,229

		3,619

Aerospace & Defense (0.16%)
Esterline Technologies Corp
6.63%, 3/ 1/2017	1,000	995

Aerospace & Defense Equipment (0.11%)
GenCorp Inc
9.50%, 8/15/2013	700	703

Agricultural Chemicals (0.63%)
Mosaic Co/The
7.38%, 12/ 1/2014 (b)	1,000	1,080
Terra Capital Inc
7.00%, 2/ 1/2017	2,965	2,913

		3,993

Agricultural Operations (0.09%)
Eurofresh
11.50%, 1/15/2013 (b)	1,100	550

Airlines (1.39%)
American Airlines Inc
6.82%, 5/23/2011	1,250	1,192
7.38%, 5/23/2019	275	249
Continental Airlines Inc
7.49%, 10/ 2/2010	500	500
8.75%, 12/ 1/2011 (c)	1,000	900
9.80%, 4/ 1/2021 (d)	3,726	3,764
Delta Air Lines Inc
8.95%, 8/10/2014 (b)(d)	250	239
8.02%, 8/10/2022 (b)(d)	850	814
Northwest Airlines Inc
7.03%, 11/ 1/2019	750	722
United Air Lines Inc
7.34%, 7/ 2/2019 (b)(d)	479	426

		8,806

Apparel Manufacturers (0.10%)
Levi Strauss & Co
9.75%, 1/15/2015	620	603

Auto — Car & Light Trucks (0.73%)
Ford Motor Co
9.22%, 9/15/2021	500	390
7.13%, 11/15/2025	225	148
7.45%, 7/16/2031 (c)	1,025	756
9.98%, 2/15/2047 (c)	500	410
General Motors Corp
7.40%, 9/ 1/2025	700	514
8.38%, 7/15/2033 (c)	3,000	2,438

		4,656

Auto/Truck Parts & Equipment — Original (0.52%)
Lear Corp
8.75%, 12/ 1/2016	2,000	1,780
Tenneco Inc
10.25%, 7/15/2013	373	395
Titan International Inc
8.00%, 1/15/2012	400	375
TRW Automotive Inc
7.00%, 3/15/2014 (b)	800	734

		3,284

Beverages — Wine & Spirits (0.91%)
Constellation Brands Inc
8.38%, 12/15/2014	3,180	3,275
7.25%, 9/ 1/2016	1,035	988
7.25%, 5/15/2017	1,550	1,473

		5,736

Broadcasting Services & Programming (0.29%)
Barrington Broadcasting Group
LLC/Barrington Broadcasting Capital Corp
10.50%, 8/15/2014	250	247
Fisher Communications Inc
8.63%, 9/15/2014	700	707
Nexstar Broadcasting Inc
7.00%, 1/15/2014	1,000	915

		1,869

Building — Residential & Commercial (0.06%)
KB Home
5.88%, 1/15/2015	415	374

Building & Construction — Miscellaneous (0.24%)
Dycom Industries Inc
8.13%, 10/15/2015	1,520	1,495

Building & Construction Products -
Miscellaneous (0.21%)
Associated Materials Inc
9.75%, 4/15/2012	250	245

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Building & Construction Products - Miscellaneous (continued)
Builders FirstSource Inc
9.12%, 2/15/2012 (e)	$500	$407
Gibraltar Industries Inc
8.00%, 12/1/2015 (e)(f)	550	462
Interline Brands Inc
8.13%, 6/15/2014	250	244

		1,358

Building Products — Cement & Aggregate (0.07%)
US Concrete Inc
8.38%, 4/1/2014	500	415

Cable TV (3.85%)
CCH I Holdings LLC
11.13%, 1/15/2014 (c)	550	278
CCH I Holdings LLC/CCH I Holdings Capital Corp
11.00%, 10/1/2015 (c)	2,100	1,491
CCO Holdings LLC/CCO Holdings Capital Corp
8.75%, 11/15/2013	500	465
Charter Communications Operating
LLC/Charter Communications Operating Capital
8.38%, 4/30/2014 (b)	3,465	3,283
CSC Holdings Inc
8.13%, 8/15/2009	1,100	1,119
7.63%, 4/1/2011	350	346
DIRECTV Holdings LLC/DIRECTV Financing Co
8.38%, 3/15/2013	7,560	7,815
6.38%, 6/15/2015	500	470
Echostar DBS Corp
5.75%, 10/1/2008	955	955
6.38%, 10/1/2011	3,545	3,492
7.00%, 10/1/2013	1,460	1,464
6.63%, 10/1/2014	1,450	1,416
Kabel Deutschland GmbH
10.63%, 7/1/2014	375	380
Mediacom LLC/Mediacom Capital Corp
9.50%, 1/15/2013	500	446
Unity Media GmbH
10.38%, 2/15/2015 (b)	1,000	960

		24,380

Casino Hotels (2.35%)
Majestic Star Casino LLC/Majestic Star Casino Capital Corp
9.75%, 1/15/2011 (c)	790	474
Mandalay Resort Group
9.38%, 2/15/2010	500	516
6.38%, 12/15/2011	500	490
MGM Mirage
6.00%, 10/1/2009	5,310	5,283
6.75%, 4/1/2013	1,500	1,429
6.63%, 7/15/2015	531	490
San Pasqual Casino
8.00%, 9/15/2013 (b)	1,370	1,301
Seminole Hard Rock Entertainment Inc
7.49%, 3/15/2014 (b)(e)	2,450	2,205
Station Casinos Inc
6.00%, 4/1/2012	615	537
Wynn Las Vegas Capital Corp
6.63%, 12/1/2014 (c)	2,250	2,168

		14,893

Casino Services (0.32%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (b)	669	632
Fontainebleau Las Vegas Holdings LLC
10.25%, 6/15/2015 (b)	1,885	1,414

		2,046

Cellular Telecommunications (0.84%)
Cricket Communications Inc
9.38%, 11/1/2014	1,000	910
iPCS Inc
7.04%, 5/1/2013 (e)	750	667
MetroPCS Wireless Inc
9.25%, 11/1/2014	1,250	1,150
Nextel Communications Inc
6.88%, 10/31/2013	1,375	1,283
Rural Cellular Corp
8.25%, 3/15/2012	1,250	1,288

		5,298

Chemicals — Diversified (0.38%)
Nova Chemicals Corp
6.50%, 1/15/2012	650	598
Phibro Animal Health Corp
10.00%, 8/1/2013 (b)	325	302
Reichhold Industries Inc
9.00%, 8/15/2014 (b)	860	847
Westlake Chemical Corp
6.63%, 1/15/2016	750	683

		2,430

Chemicals — Plastics (0.43%)
PolyOne Corp
8.88%, 5/1/2012 (c)	2,750	2,750

Chemicals — Specialty (0.61%)
Ferro Corp
9.13%, 1/1/2009	850	867
Hercules Inc
6.75%, 10/15/2029	800	768
MacDermid Inc
9.50%, 4/15/2017 (b)	2,040	1,754

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Chemicals — Specialty (continued)
NewMarket Corp
7.13%, 12/15/2016	$500	$493

		3,882

Circuit Boards (0.04%)
Viasystems Inc
10.50%, 1/15/2011	250	243

Coal (1.57%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/1/2012	500	514
Arch Western Finance LLC
6.75%, 7/1/2013	4,525	4,378
Massey Energy Co
6.63%, 11/15/2010	750	739
6.88%, 12/15/2013	4,515	4,300

		9,931

Commercial Services (0.18%)
ARAMARK Corp
8.50%, 2/1/2015	650	647
Iron Mountain Inc
8.63%, 4/1/2013	500	505

		1,152

Commercial Services — Finance (0.73%)
ACE Cash Express Inc
10.25%, 10/1/2014 (b)	1,250	1,113
Cardtronics Inc
9.25%, 8/15/2013	2,590	2,435
9.25%, 8/15/2013 (b)	1,175	1,104

		4,652

Computer Services (0.40%)
Sungard Data Systems Inc
9.13%, 8/15/2013	700	710
Unisys Corp
8.00%, 10/15/2012	1,000	863
12.50%, 1/15/2016	1,000	987

		2,560

Computers — Memory Devices (0.19%)
Seagate Technology HDD Holdings
6.80%, 10/1/2016	1,250	1,219

Consumer Products — Miscellaneous (0.89%)
American Achievement Corp
8.25%, 4/1/2012	750	686
Jarden Corp
7.50%, 5/1/2017	2,350	2,009
Prestige Brands Inc
9.25%, 4/15/2012	500	496
Spectrum Brands Inc
7.38%, 2/1/2015 (c)	1,500	1,043
Visant Holding Corp
0.00%, 12/1/2013 (e)(g)	850	782
Yankee Acquisition Corp/MA
8.50%, 2/15/2015 (c)	700	599

		5,615

Containers — Metal & Glass (1.60%)
Ball Corp
6.88%, 12/15/2012	7,560	7,617
Crown Americas LLC/Crown Americas Capital Corp
7.75%, 11/15/2015	1,200	1,221
Impress Holdings BV
7.38%, 9/15/2013 (b)(e)	600	552
Owens Brockway Glass Container Inc
8.25%, 5/15/2013	750	776

		10,166

Containers — Paper & Plastic (1.53%)
AEP Industries Inc
7.88%, 3/15/2013	1,021	960
Berry Plastics Holding Corp
8.88%, 9/15/2014	2,000	1,775
Constar International Inc
8.24%, 2/15/2012 (e)	1,750	1,623
Graham Packaging Co Inc
9.88%, 10/15/2014 (c)	2,145	1,812
Intertape Polymer US Inc
8.50%, 8/1/2014	350	320
Jefferson Smurfit Corp US
8.25%, 10/1/2012 (c)	1,750	1,680
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)	1,000	940
Portola Packaging Inc
8.25%, 2/1/2012 (c)	900	585

		9,695

Data Processing & Management (0.41%)
First Data Corp
9.88%, 9/24/2015 (b)(c)	2,955	2,615

Dialysis Centers (0.12%)
DaVita Inc
6.63%, 3/15/2013	750	739

Direct Marketing (0.03%)
Visant Corp
7.63%, 10/1/2012	200	197

Distribution & Wholesale (0.12%)
Intcomex Inc
11.75%, 1/15/2011	750	746

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Diversified Manufacturing Operations (0.85%)
Harland Clarke Holdings Corp
9.50%, 5/15/2015	$600	$462
9.62%, 5/15/2015 (c)(e)	800	580
JB Poindexter & Co Inc
8.75%, 3/15/2014 (c)	1,500	1,095
RBS Global Inc/Rexnord LLC
9.50%, 8/1/2014	850	767
8.88%, 9/1/2016 (c)	1,750	1,531
SPX Corp
7.63%, 12/15/2014 (b)	900	923

		5,358

Diversified Operations (0.25%)
Leucadia National Corp
7.13%, 3/15/2017	1,000	943
Susser Holdings LLC
10.63%, 12/15/2013 (b)	650	666

		1,609

E-Commerce — Products (0.11%)
FTD Inc
7.75%, 2/15/2014	750	675

Electric — Generation (3.10%)
AES Corp/The
8.75%, 5/15/2013 (b)	6,681	6,982
7.75%, 10/15/2015	1,605	1,641
8.00%, 10/15/2017	1,420	1,448
Edison Mission Energy
7.50%, 6/15/2013	1,260	1,288
7.75%, 6/15/2016	1,500	1,530
7.00%, 5/15/2017	1,200	1,167
7.20%, 5/15/2019	500	488
7.63%, 5/15/2027	4,150	3,891
Midwest Generation LLC
8.56%, 1/2/2016	1,127	1,213

		19,648

Electric — Integrated (4.00%)
CMS Energy Corp
7.75%, 8/1/2010 (c)	2,280	2,397
8.50%, 4/15/2011	1,500	1,614
6.30%, 2/1/2012	275	280
6.88%, 12/15/2015	1,870	1,885
Energy Future Holdings Corp
10.88%, 11/1/2017 (b)	2,210	2,188
Mirant Americas Generation LLC
8.30%, 5/1/2011	4,550	4,596
8.50%, 10/1/2021	1,500	1,324
Mirant Mid Atlantic LLC
8.63%, 6/30/2012	2,613	2,755
Texas Competitive Electric Holdings Co
10.25%, 11/1/2015 (b)	450	442
10.50%, 11/1/2016 (b)	8,090	7,847

		25,328

Electronic Components — Miscellaneous (1.20%)
Communications & Power Industries Inc
8.00%, 2/1/2012	500	495
Flextronics International Ltd
6.50%, 5/15/2013	700	672
6.25%, 11/15/2014 (c)	2,300	2,162
NXP BV/NXP Funding LLC
7.01%, 10/15/2013 (e)	1,850	1,536
7.88%, 10/15/2014	1,180	1,081
Sanmina-SCI Corp
7.74%, 6/15/2010 (b)(e)	622	619
7.74%, 6/15/2014 (b)(e)	1,100	1,056

		7,621

Electronic Components — Semiconductors (0.92%)
Amkor Technology Inc
7.75%, 5/15/2013	1,000	895
Conexant Systems Inc
8.62%, 11/15/2010 (e)	600	578
Freescale Semiconductor Inc
8.87%, 12/15/2014 (e)	1,750	1,260
8.88%, 12/15/2014	500	406
9.13%, 12/15/2014	1,880	1,424
Spansion Inc
8.25%, 6/1/2013 (b)(e)	1,750	1,295

		5,858

Electronics — Military (1.73%)
L-3 Communications Corp
7.63%, 6/15/2012	6,180	6,335
6.13%, 7/15/2013	1,010	997
6.38%, 10/15/2015	3,630	3,603

		10,935

Filtration & Separation Products (0.22%)
Polypore Inc
8.75%, 5/15/2012 (c)	1,500	1,410

Finance — Auto Loans (4.37%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009	200	194
7.38%, 10/28/2009	250	241
9.75%, 9/15/2010 (e)	5,460	5,274
7.38%, 2/1/2011	5,240	4,786
9.88%, 8/10/2011	250	240
7.13%, 1/13/2012 (e)	750	632
8.71%, 4/15/2012 (e)	500	489
7.80%, 6/1/2012	1,215	1,076
8.00%, 12/15/2016	2,000	1,679

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Finance — Auto Loans (continued)
GMAC LLC
5.13%, 5/ 9/2008 (c)	$350	$349
6.88%, 9/15/2011	4,600	4,022
7.00%, 2/1/2012	8,380	7,269
8.00%, 11/1/2031	1,750	1,450

		27,701

Finance — Other Services (0.75%)
American Real Estate Partners LP/American
Real Estate Finance Corp
8.13%, 6/1/2012	2,740	2,685
7.13%, 2/15/2013 (b)	955	886
7.13%, 2/15/2013	1,285	1,192

		4,763

Food — Dairy Products (0.42%)
Dean Foods Co
7.00%, 6/1/2016	1,750	1,593
Land O’ Lakes Inc
9.00%, 12/15/2010	1,000	1,041

		2,634

Food — Meat Products (0.41%)
National Beef Packing Co LLC/NB Finance Corp
10.50%, 8/1/2011 (e)	1,250	1,150
Smithfield Foods Inc
7.75%, 5/15/2013	750	735
7.75%, 7/1/2017	750	709

		2,594

Food — Miscellaneous/Diversified (0.28%)
Chiquita Brands International Inc
7.50%, 11/1/2014	500	420
8.88%, 12/1/2015 (c)	1,500	1,327

		1,747

Food — Retail (0.11%)
Ingles Markets Inc
8.88%, 12/1/2011	700	709

Funeral Services & Related Items (1.49%)
Service Corp International/US
7.38%, 10/1/2014	1,330	1,357
6.75%, 4/1/2015	1,060	1,049
6.75%, 4/1/2016	750	733
7.00%, 6/15/2017	2,250	2,205
7.50%, 4/1/2027	1,500	1,343
Stewart Enterprises Inc
6.25%, 2/15/2013 (e)	2,950	2,758

		9,445

Gambling (Non-Hotel) (1.09%)
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 (b)	2,520	2,394
Pokagon Gaming Authority
10.38%, 6/15/2014 (b)	1,900	1,964
Shingle Springs Tribal Gaming Authority
9.38%, 6/15/2015 (b)	2,800	2,520

		6,878

Home Furnishings (0.08%)
Sealy Mattress Co
8.25%, 6/15/2014	600	519

Human Resources (0.29%)
TeamHealth Inc
11.25%, 12/1/2013	1,750	1,838

Independent Power Producer (1.66%)
Calpine Corp
8.75%, 7/15/2013 (b)	1,500	1,590
NRG Energy Inc
7.25%, 2/1/2014	1,310	1,276
7.38%, 2/1/2016	5,920	5,720
Reliant Energy Inc
6.75%, 12/15/2014	500	504
7.88%, 6/15/2017 (c)	1,500	1,463

		10,553

Industrial Automation & Robots (0.09%)
Intermec Inc
7.00%, 3/15/2008	600	599

Investment Management & Advisory Services (0.89%)
LVB Acquisition Merger Sub Inc
10.00%, 10/15/2017 (b)	1,400	1,442
10.38%, 10/15/2017 (b)	1,740	1,749
11.63%, 10/15/2017 (b)	2,530	2,470

		5,661

Machinery — Construction & Mining (0.09%)
Terex Corp
8.00%, 11/15/2017	600	590

Machinery — General Industry (0.18%)
Stewart & Stevenson LLC
10.00%, 7/15/2014	400	388
Wabtec Corp
6.88%, 7/31/2013	800	784

		1,172

Machinery — Material Handling (0.09%)
Columbus McKinnon Corp/NY
8.88%, 11/1/2013	525	546

Medical — Biomedical/Gene (0.39%)
FMC Finance III SA
6.88%, 7/15/2017 (b)	2,500	2,500

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Medical — Drugs (0.49%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	$1,500	$1,410
8.88%, 12/1/2013	860	821
9.25%, 12/1/2013 (e)	250	227
Valeant Pharmaceuticals International
7.00%, 12/15/2011	650	626

		3,084

Medical — HMO (0.15%)
Multiplan Inc
10.38%, 4/15/2016 (b)	1,000	930

Medical — Hospitals (2.53%)
Community Health Systems Inc
8.88%, 7/15/2015	2,620	2,637
HCA Inc/DE
9.25%, 11/15/2016	7,515	7,881
9.63%, 11/15/2016	3,795	3,994
IASIS Healthcare LLC/IASIS Capital Corp
8.75%, 6/15/2014	250	250
Tenet Healthcare Corp
6.38%, 12/1/2011	250	230
9.88%, 7/1/2014	600	573
United Surgical Partners International
8.88%, 5/1/2017	500	486

		16,051

Medical — Outpatient & Home Medical Care (0.34%)
NMH Holdings Inc
12.12%, 6/15/2014 (b)(e)	2,254	2,152

Medical Instruments (0.11%)
Boston Scientific Corp
6.40%, 6/15/2016	750	690

Medical Products (0.14%)
Medical Services Co
11.76%, 10/15/2011 (e)	1,000	905

Metal — Aluminum (0.02%)
CII Carbon LLC
11.13%, 11/15/2015 (b)	100	95

Metal — Diversified (0.63%)
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/1/2015	1,340	1,405
8.38%, 4/1/2017	2,450	2,603

		4,008

Metal Processors & Fabrication (0.15%)
Wolverine Tube Inc
10.50%, 4/1/2009 (c)	1,000	920

Mining Services (0.06%)
Noranda Aluminium Acquisition Corp
8.74%, 5/15/2015 (b)(e)	500	380

Miscellaneous Manufacturers (0.15%)
Trimas Corp
9.88%, 6/15/2012	1,048	954

Multimedia (0.86%)
CanWest MediaWorks Inc
8.00%, 9/15/2012	350	332
CanWest MediaWorks LP
9.25%, 8/1/2015 (b)(c)	1,500	1,417
LBI Media Inc
8.50%, 8/1/2017 (b)	1,000	888
Quebecor Media Inc
7.75%, 3/15/2016 (b)	3,005	2,787

		5,424

Music (0.52%)
WMG Acquisition Corp
7.38%, 4/15/2014	2,920	2,278
WMG Holdings Corp
9.50%, 12/15/2014 (g)	1,795	996

		3,274

Non-Ferrous Metals (0.05%)
PNA Group Inc
10.75%, 9/1/2016	350	315

Non-Hazardous Waste Disposal (1.06%)
Allied Waste North America Inc
5.75%, 2/15/2011	3,645	3,517
6.13%, 2/15/2014 (c)	500	478
7.38%, 4/15/2014 (c)	500	484
7.25%, 3/15/2015	750	744
7.13%, 5/15/2016	1,000	988
WCA Waste Corp
9.25%, 6/15/2014	500	506

		6,717

Office Automation & Equipment (0.16%)
Xerox Corp
7.63%, 6/15/2013	1,000	1,038

Oil — Field Services (0.69%)
Calfrac Holdings LP
7.75%, 2/15/2015 (b)	875	816
Helix Energy Solutions Group Inc
9.50%, 1/15/2016 (b)	2,250	2,284
Key Energy Services Inc
8.38%, 12/1/2014 (b)	1,250	1,253

		4,353

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Oil & Gas Drilling (0.08%)
Pride International Inc
7.38%, 7/15/2014	$500	$515

Oil Company — Exploration & Production (5.87%)
Berry Petroleum Co
8.25%, 11/1/2016	1,000	1,015
Chesapeake Energy Corp
7.50%, 9/15/2013	7,790	7,965
6.88%, 1/15/2016	690	683
6.50%, 8/15/2017	750	726
Cimarex Energy Co
7.13%, 5/1/2017	3,815	3,729
Encore Acquisition Co
7.25%, 12/1/2017 (c)	1,500	1,444
Forest Oil Corp
7.75%, 5/1/2014	1,280	1,299
7.25%, 6/15/2019 (b)	2,000	2,000
Newfield Exploration Co
6.63%, 9/1/2014	2,065	2,034
PetroHawk Energy Corp
9.13%, 7/15/2013	400	413
Petroquest Energy Inc
10.38%, 5/15/2012	700	711
Pioneer Natural Resources Co
6.65%, 3/15/2017	1,575	1,509
Range Resources Corp
7.50%, 5/15/2016	2,000	2,035
Sabine Pass LNG LP
7.25%, 11/30/2013	940	888
7.50%, 11/30/2016	4,200	3,937
Southwestern Energy Co
7.50%, 2/1/2018 (b)	2,005	2,060
Swift Energy Co
7.63%, 7/15/2011	1,000	985
7.13%, 6/1/2017	1,500	1,403
W&T Offshore Inc
8.25%, 6/15/2014 (b)	2,500	2,350

		37,186

Oil Field Machinery & Equipment (0.08%)
Complete Production Services Inc
8.00%, 12/15/2016	500	485

Optical Supplies (0.12%)
Bausch & Lomb Inc
9.88%, 11/1/2015 (b)	750	761

Paper & Related Products (1.10%)
AbitibiBowater Inc
9.00%, 8/1/2009	920	872
Abitibi-Consolidated Co of Canada
5.25%, 6/20/2008 (c)	1,150	1,110
8.38%, 4/1/2015 (c)	500	354
Bowater Canada Finance Corp
7.95%, 11/15/2011	700	544
Cascades Inc
7.25%, 2/15/2013	500	459
Georgia-Pacific Corp
7.13%, 1/15/2017 (b)(c)	1,500	1,429
NewPage Corp
10.00%, 5/1/2012	750	746
12.00%, 5/1/2013 (c)	500	495
Verso Paper Holdings LLC/Verson Paper Inc
9.13%, 8/1/2014	500	485
11.38%, 8/1/2016 (c)	500	477

		6,971

Petrochemicals (0.15%)
Sterling Chemicals Inc
10.25%, 4/1/2015 (b)(d)	1,000	970

Pharmacy Services (0.34%)
Omnicare Inc
6.75%, 12/15/2013	197	180
6.88%, 12/15/2015 (c)	2,200	1,980

		2,160

Physical Therapy & Rehabilitation Centers (0.16%)
Psychiatric Solutions Inc
7.75%, 7/15/2015	1,000	985

Physician Practice Management (0.35%)
US Oncology Inc
9.00%, 8/15/2012	2,275	2,229

Pipelines (4.97%)
Dynegy Holdings Inc
7.13%, 5/15/2018	2,250	1,991
El Paso Corp
6.75%, 5/15/2009	3,730	3,776
7.88%, 6/15/2012 (c)	500	520
6.88%, 6/15/2014	1,250	1,246
El Paso Natural Gas Co
5.95%, 4/15/2017	1,500	1,507
8.38%, 6/15/2032	1,060	1,236
Holly Energy Partners LP
6.25%, 3/1/2015	2,250	2,036
Kinder Morgan Finance Co ULC
5.70%, 1/5/2016	1,340	1,188
Knight Inc
6.50%, 9/1/2012	7,810	7,717
Roseton/Danskammer
7.67%, 11/8/2016	6,395	6,387
Transcontinental Gas Pipe Line Corp
6.40%, 4/15/2016	915	924
7.25%, 12/1/2026	250	262

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Pipelines (continued)
Williams Partners LP/Williams Partners
Finance Corp
7.25%, 2/1/2017	$2,606	$2,697

		31,487

Poultry (0.36%)
Pilgrim’s Pride Corp
7.63%, 5/1/2015	1,250	1,184
8.38%, 5/1/2017 (c)	1,250	1,091

		2,275

Printing — Commercial (0.46%)
Cadmus Communications Corp
8.38%, 6/15/2014	600	522
Quebecor World Capital Corp
6.13%, 11/15/2013 (c)	350	151
8.75%, 3/15/2016 (b)(c)	500	235
Quebecor World Inc
9.75%, 1/15/2015 (b)(c)	350	166
Sheridan Group Inc/The
10.25%, 8/15/2011	500	485
Valassis Communications Inc
6.63%, 1/15/2009	750	743
8.25%, 3/1/2015	750	623

		2,925

Private Corrections (0.40%)
Corrections Corp of America
7.50%, 5/1/2011	1,013	1,021
6.75%, 1/31/2014	1,500	1,515

		2,536

Property & Casualty Insurance (0.12%)
Crum & Forster Holdings Corp
7.75%, 5/1/2017	750	729

Publishing — Newspapers (0.27%)
Block Communications Inc
8.25%, 12/15/2015 (b)	1,785	1,731

Publishing — Periodicals (1.63%)
Dex Media Inc
0.00%, 11/15/2013 (c)(e)(g)	1,615	1,433
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010	620	627
9.88%, 8/15/2013	2,580	2,632
Idearc Inc
8.00%, 11/15/2016	3,405	3,048
Reader’s Digest Association Inc/The
9.00%, 2/15/2017 (b)	3,370	2,603

		10,343

Radio (0.79%)
CMP Susquehanna Corp
9.88%, 5/15/2014 (c)	4,825	3,329
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/1/2014	1,870	1,697

		5,026

Recycling (0.53%)
Aleris International Inc
9.00%, 12/15/2014	2,530	1,973
10.00%, 12/15/2016 (c)	1,995	1,402

		3,375

REITS — Healthcare (1.18%)
Ventas Realty LP/Ventas Capital Corp
6.75%, 6/1/2010	835	850
6.63%, 10/15/2014 (c)	870	876
7.13%, 6/1/2015	4,205	4,352
6.50%, 6/1/2016	640	637
6.75%, 4/1/2017	740	744

		7,459

REITS — Hotels (0.49%)
Host Hotels & Resorts LP
7.13%, 11/1/2013	3,155	3,123

Rental — Auto & Equipment (0.20%)
United Rentals North America Inc
6.50%, 2/15/2012	1,400	1,288

Resorts & Theme Parks (0.05%)
Six Flags Inc
9.63%, 6/1/2014 (c)	500	334

Retail — Apparel & Shoe (0.67%)
Collective Brands Inc
8.25%, 8/1/2013	2,100	1,932
Hanesbrands Inc
8.20%, 12/15/2014 (e)	1,500	1,357
Phillips-Van Heusen Corp
8.13%, 5/1/2013	585	597
7.75%, 11/15/2023	350	339

		4,225

Retail — Auto Parts (0.07%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014	500	450

Retail — Automobile (0.20%)
AutoNation Inc
6.26%, 4/15/2013 (e)	750	628
Penske Auto Group Inc
7.75%, 12/15/2016	750	671

		1,299

Retail — Computer Equipment (0.26%)
GSC Holdings Corp
8.00%, 10/1/2012	1,560	1,618

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Retail — Drug Store (0.69%)
Rite Aid Corp
8.13%, 5/1/2010	$700	$675
8.63%, 3/1/2015	1,375	1,031
7.50%, 3/1/2017	1,500	1,286
9.50%, 6/15/2017	1,870	1,393

		4,385

Retail — Propane Distribution (1.50%)
Amerigas Partners LP
7.25%, 5/20/2015	1,625	1,605
AmeriGas Partners LP/AP Eagle Finance Corp
7.13%, 5/20/2016	3,185	3,097
Ferrellgas Partners LP
8.75%, 6/15/2012	2,075	2,117
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014	525	508
8.25%, 3/1/2016	250	255
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013	2,000	1,940

		9,522

Retail — Restaurants (0.53%)
Landry’s Restaurants Inc
9.50%, 12/15/2014	600	580
NPC International Inc
9.50%, 5/1/2014 (c)	1,480	1,273
O’Charleys Inc
9.00%, 11/1/2013	1,629	1,531

		3,384

Retail — Video Rental (0.40%)
Blockbuster Inc
9.00%, 9/1/2012 (c)(e)	3,180	2,512

Retail — Vitamins & Nutritional Suppliments (0.19%)
General Nutrition Centers Inc
10.01%, 3/15/2014 (e)	1,500	1,230

Rubber — Tires (0.97%)
American Tire Distributors Inc
11.08%, 4/1/2012 (e)	500	478
10.75%, 4/1/2013	500	475
Goodyear Tire & Rubber Co/The
11.25%, 3/1/2011	1,000	1,055
13.71%, 3/1/2011 (e)	1,000	1,045
8.63%, 12/1/2011	1,190	1,224
9.00%, 7/1/2015 (c)	1,805	1,886

		6,163

Satellite Telecommunications (0.88%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016	3,100	3,092
Intelsat Corp
9.00%, 8/15/2014	1,000	992
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (e)	1,100	1,089
8.63%, 1/15/2015	395	394

		5,567

Schools (0.51%)
Knowledge Learning Corp Inc
7.75%, 2/1/2015 (b)	3,485	3,258

Seismic Data Collection (0.21%)
Cie Generale de Geophysique-Veritas
7.75%, 5/15/2017	600	594
Seitel Inc
9.75%, 2/15/2014	900	747

		1,341

Semiconductor Equipment (0.24%)
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co
6.88%, 12/15/2011	1,000	760
8.24%, 12/15/2011 (e)	1,000	770

		1,530

Special Purpose Entity (1.38%)
Altra Industrial Motion Inc
9.00%, 12/1/2011	350	341
9.00%, 12/1/2011	300	293
Chukchansi Economic Development Authority
8.00%, 11/15/2013 (b)	1,750	1,645
El Paso Performance-Linked Trust
7.75%, 7/15/2011 (b)	750	771
Hexion US Finance Corp/Hexion Nova Scotia
9.75%, 11/15/2014	1,980	2,133
KAR Holdings Inc
8.91%, 5/1/2014 (b)(e)	425	353
Milacron Escrow Corp
11.50%, 5/15/2011 (c)	230	177
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	1,510	1,533
Universal City Development Partners
11.75%, 4/1/2010	1,000	1,030
Vanguard Health Holding Co II LLC
9.00%, 10/1/2014	500	474

		8,750

Steel — Producers (0.69%)
AK Steel Corp
7.75%, 6/15/2012	500	497
Claymont Steel Holdings Inc
8.88%, 2/15/2015	500	516
Metals USA Holdings Corp
10.73%, 7/1/2012 (b)(e)	1,705	1,253
Steel Dynamics Inc
7.38%, 11/1/2012 (b)	1,590	1,586

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Steel — Producers (continued)
Steel Dynamics Inc (continued)
6.75%, 4/1/2015	$550	$532

		4,384

Steel — Specialty (0.33%)
California Steel Industries Inc
6.13%, 3/15/2014	400	340
Tube City IMS Corp
9.75%, 2/1/2015	1,950	1,755

		2,095

Telecommunication Equipment (0.07%)
Nortel Networks Ltd
8.51%, 7/15/2011 (b)(e)	500	465

Telecommunication Services (2.30%)
MasTec Inc
7.63%, 2/1/2017	700	647
Nordic Telephone Co Holdings ApS
8.88%, 5/1/2016 (b)	1,850	1,878
PAETEC Holding Corp
9.50%, 7/15/2015 (b)	750	699
Qwest Corp
7.88%, 9/1/2011	1,380	1,423
8.88%, 3/15/2012 (e)	1,475	1,558
7.50%, 10/1/2014	2,920	2,935
7.63%, 6/15/2015	2,000	2,015
Telcordia Technologies Inc
8.01%, 7/15/2012 (b)(e)	1,000	850
Time Warner Telecom Holdings Inc
9.25%, 2/15/2014	1,915	1,915
West Corp
9.50%, 10/15/2014	700	651

		14,571

Telephone — Integrated (1.88%)
Cincinnati Bell Inc
7.25%, 7/15/2013	1,250	1,250
Citizens Communications Co
6.25%, 1/15/2013	1,000	950
6.63%, 3/15/2015	1,500	1,410
Level 3 Financing Inc
9.25%, 11/1/2014	1,210	1,041
Qwest Capital Funding Inc
7.00%, 8/ 3/2009	250	249
Qwest Communications International Inc
8.37%, 2/15/2009 (e)	500	497
Virgin Media Finance PLC
8.75%, 4/15/2014	1,750	1,601
Windstream Corp
8.13%, 8/1/2013	1,000	1,025
8.63%, 8/1/2016	3,735	3,866

		11,889

Television (1.42%)
Allbritton Communications Co
7.75%, 12/15/2012	500	499
LIN Television Corp
6.50%, 5/15/2013 (c)	2,060	1,942
6.50%, 5/15/2013	1,700	1,602
Univision Communications Inc
9.75%, 3/15/2015 (b)(c)	2,060	1,540
Videotron Ltee
6.88%, 1/15/2014	3,525	3,410

		8,993

Theaters (0.31%)
AMC Entertainment Inc
8.63%, 8/15/2012	1,180	1,180
11.00%, 2/1/2016	300	297
Cinemark Inc
0.00%, 3/15/2014 (e)(g)	500	457

		1,934

Tobacco (0.20%)
Alliance One International Inc
11.00%, 5/15/2012	1,250	1,275

Transport — Marine (0.34%)
Navios Maritime Holdings Inc
9.50%, 12/15/2014	1,000	960
Ultrapetrol Bahamas Ltd
9.00%, 11/24/2014	1,250	1,166

		2,126

Transport — Rail (0.38%)
Kansas City Southern de Mexico SA de CV
9.38%, 5/1/2012	2,365	2,436
Transport — Services (0.28%)
Bristow Group Inc
7.50%, 9/15/2017 (b)	800	808
PHI Inc
7.13%, 4/15/2013	1,000	951

		1,759

Transport — Truck (0.14%)
Quality Distribution LLC/QD Capital Corp
8.76%, 1/15/2012 (e)(f)	1,000	870

Travel Services (0.08%)
Travelport LLC
9.88%, 9/1/2014	550	528

Vitamins & Nutrition Products (0.07%)
NBTY Inc
7.13%, 10/1/2015	500	465

Wire & Cable Products (0.33%)
Coleman Cable Inc
9.88%, 10/1/2012	550	496

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Wire & Cable Products (continued)
General Cable Corp
7.10%, 4/1/2015 (e)	$750	$667
7.13%, 4/1/2017 (c)	250	238
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	735	691

		2,092

Wireless Equipment (0.55%)
American Tower Corp
7.13%, 10/15/2012	3,385	3,478

TOTAL BONDS		$597,407

SENIOR FLOATING RATE INTERESTS (2.41%)
Airlines (0.14%)
Delta Airlines Inc Term Loan B
0.00%, 4/30/2012 (e)(h)	1,000	920

Building & Construction Products — Miscellaneous (0.14%)
Associated Materials, Term Loan B
7.39%, 8/29/2010 (e)	1,000	910

Cellular Telecommunications (0.29%)
Alltel Holdings Corp, Term Loan B3
7.78%, 5/31/2015 (e)	998	907
MetroPCS Wireless Inc, Term Loan B
7.13%, 11/3/2013 (e)	367	343
7.19%, 11/3/2013 (e)	633	591

		1,841

Consumer Products — Miscellaneous (0.15%)
Spectrum Brands Inc; Term Loan B
4.45%, 3/30/2013 (e)	48	44
8.44%, 3/30/2013 (e)	265	246
8.51%, 3/30/2013 (e)	129	120
8.88%, 3/30/2013 (e)	77	71
8.90%, 3/30/2013 (e)	68	62
8.90%, 3/30/2013 (e)	193	179
8.62%, 4/30/2013 (e)	217	201

		923

Data Processing & Management (0.25%)
First Data Corporation, Term Loan B3
7.58%, 9/24/2014 (e)	52	47
7.63%, 9/24/2014 (e)	1,698	1,544

		1,591

Diversified Manufacturing Operations (0.04%)
Jacuzzi Brands Inc; Term Loan B
4.73%, 2/ 7/2014 (e)	24	19
5.51%, 2/7/2014 (e)	49	38
5.49%, 8/ 7/2014 (e)	226	176

		233

Electric — Integrated (0.32%)
Texas Competitive Electric Holdings Company, Term Loan B2
8.40%, 10/29/2014 (e)	1,000	909
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (e)	1,247	1,136

		2,045

Independent Power Producer (0.62%)
Calpine Corp; Term Loan B
7.08%, 3/29/2009 (e)	2,959	2,629
NRG OPCO, Term Loan B
6.48%, 2/ 1/2013 (e)	441	405
6.58%, 6/ 8/2014 (e)	266	244
6.95%, 6/ 8/2014 (e)	688	632

		3,910

Miscellaneous Manufacturers (0.22%)
Polymer Group Inc; Term Loan B
7.09%, 11/22/2012 (e)	911	856
7.09%, 11/22/2012 (e)	570	536

		1,392

Paper & Related Products (0.11%)
New Page; Term Loan B
8.69%, 11/1/2014 (e)	750	724

Retail — Restaurants (0.13%)
Osi Restaurant; Term Loan B
7.13%, 5/9/2014 (e)	896	741
4.88%, 6/14/2014 (e)	71	59

		800

TOTAL SENIOR FLOATING RATE INTERESTS		$15,289

REPURCHASE AGREEMENTS (6.51%)
Finance — Investment Banker & Broker (2.16%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $13,798,000; 0.00% — 6.38%; dated 05/16/08 — 01/11/27) (i)	$13,695	13,694

Money Center Banks (4.35%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $27,793,000; 0.00% — 6.63%; dated 03/14/08 — 05/15/30) (i)	27,577	27,575

TOTAL REPURCHASE AGREEMENTS		$41,269

Total Investments		$653,965
Liabilities in Excess of Other Assets, Net — (3.18)%		$(20,142)

TOTAL NET ASSETS — 100.00%		$633,823

Schedule of Investments
High Yield Fund
January 31, 2008 (unaudited)

(a)	Security purchased on a when-issued basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $106,040 or 16.73% of net assets.

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $6,213 or 0.98% of net assets.

(e)	Variable Rate

(f)	Security is Illiquid

(g)	Non-Income Producing Security

(h)	This Senior Floating Rate Note will settle after January 31, 2008, at which time the interest rate will be determined.

(i)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$2,475
Unrealized Depreciation	(27,279)

Net Unrealized Appreciation (Depreciation)	(24,804)
Cost for federal income tax purposes	678,769

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent
Communications	17.27%
Financial	15.69%
Consumer, Cyclical	13.47%
Energy	13.46%
Consumer, Non-cyclical	13.38%
Industrial	12.16%
Utilities	9.70%
Basic Materials	5.21%
Technology	2.59%
Diversified	0.25%
Liabilities in Excess of Other Assets, Net	(3.18%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
High Yield Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (5.75%)
Applications Software (0.16%)
Jingwei International Ltd (a)	400,000	$2,400

Auto — Medium & Heavy Duty Trucks (1.52%)
New Flyer Industries Inc (b)(c)	2,003,300	23,344

Building — Residential & Commercial (0.20%)
Desarrolladora Homex SAB de CV ADR (a)(d)	56,100	3,081

Cable TV (0.35%)
Frontiervision Operating PRT (a)(e)	7,250,000	—
Time Warner Cable Inc (a)(d)	214,470	5,396

Casino Hotels (0.00%)
Aladdin Gaming Holdings LLC — Warrants (a)(e)(f)	78,250	—

Food — Dairy Products (0.11%)
American Dairy Inc (a)(d)	161,200	1,730

Food — Miscellaneous/Diversified (1.12%)
B&G Foods Inc (d)	445,800	7,811
China Foods Ltd	4,800,000	3,088
FU JI Food and Catering Services	962,000	1,648
Zhongpin Inc (a)(d)	346,500	4,643

		17,190

Medical — Biomedical/Gene (0.32%)
American Oriental Bioengineering Inc (a)(d)	422,600	4,129
Neuro-Hitech Inc — Warrants (a)(e)(f)	125,000	—
Neuro-Hitech Inc (a)	250,000	725

		4,854

REITS — Healthcare (0.90%)
Omega Healthcare Investors Inc (d)	835,900	13,792

Satellite Telecommunications (0.03%)
ICO Global Communications Holdings Ltd (a)(d)	189,757	524

Special Purpose Entity (0.06%)
Adelphia Recovery Trust (a)(e)	2,437,336	427
Adelphia Recovery Trust (a)	5,641,292	479
Neoview Holdings Inc — Warrants (a)(e)(f)	120,000	—

		906

Therapeutics (0.00%)
Vion Pharmaceuticals Inc — Warrants (a)(e)	130,000	8
Vion Pharmaceuticals Inc (a)(d)	105,800	57

		65

Transport — Marine (0.37%)
Teekay LNG Partners LP (d)	197,000	5,689

Transport — Services (0.61%)
Student Transportation of America Inc (a)(b)(c)	968,000	9,381

TOTAL COMMON STOCKS		$88,352

CONVERTIBLE PREFERRED STOCKS (1.84%)
Airlines (0.60%)
Continental Airlines Finance Trust II	280,000	9,170

Finance — Commercial (0.63%)
CIT Group Inc	461,000	9,663

Reinsurance (0.61%)
Aspen Insurance Holdings Ltd	177,000	9,381

TOTAL CONVERTIBLE PREFERRED STOCKS		$28,214

PREFERRED STOCKS (3.21%)
Sovereign Agency (3.21%)
Fannie Mae — Series S	950,000	25,099
Freddie Mac 8.38%	900,000	24,165

		49,264

TOTAL PREFERRED STOCKS		$49,264

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (79.33%)
Agricultural Operations (1.11%)
Southern States Cooperative Inc
10.50%, 11/ 1/2010 (f)(g)	$16,500	17,036

Applications Software (1.10%)
SS&C Technologies Inc
11.75%, 12/ 1/2013	16,000	16,920

Auto — Medium & Heavy Duty Trucks (0.76%)
New Flyer Industries Ltd
14.00%, 8/19/2020 (e)(f)(g)	10,000	11,653

Auto/Truck Parts & Equipment — Original (1.34%)
Accuride Corp
8.50%, 2/ 1/2015 (d)	26,000	20,540

Beverages — Wine & Spirits (1.02%)
Beverages & More Inc
9.25%, 3/1/2012 (g)	16,500	15,675

Cable TV (0.04%)
Adelphia Communications Corp
0.00%, 6/15/2011 (a)	5,650	381
Frontiervision
0.00%, 9/15/2008 (a)(e)	9,250	278

		659

Schedule of Investments
High Yield Fund II
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Casino Hotels (0.81%)
MGM Mirage
6.00%, 10/ 1/2009	$12,500	$12,438

Casino Services (1.26%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	19,250	19,274

Commercial Services (2.07%)
ARAMARK Corp
8.50%, 2/ 1/2015 (d)	32,000	31,840

Computer Services (1.38%)
Ceridian Corp
11.25%, 11/15/2015 (g)	25,000	21,187

Containers — Metal & Glass (1.58%)
Crown Americas LLC/Crown Americas Capital Corp
7.75%, 11/15/2015	9,500	9,666
Crown Cork & Seal Co Inc
8.00%, 4/15/2023 (d)	5,500	5,156
7.38%, 12/15/2026 (d)	10,500	9,398

		24,220

Containers — Paper & Plastic (1.36%)
Graphic Packaging International Inc
8.50%, 8/15/2011	21,500	20,855

Cruise Lines (1.64%)
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011	14,000	14,830
7.25%, 3/15/2018	11,000	10,300

		25,130

Dialysis Centers (2.12%)
DaVita Inc
6.63%, 3/15/2013	33,000	32,505

Electric — Generation (0.00%)
AES Corp/The
8.75%, 5/15/2013 (g)	3	3

Electric — Integrated (4.95%)
CILCORP Inc
9.38%, 10/15/2029	3,000	3,455
Commonwealth Edison Co
6.95%, 7/15/2018	10,000	10,288
Duquesne Light Holdings Inc
5.50%, 8/15/2015	20,000	19,654
Energy Future Holdings Corp
5.55%, 11/15/2014	3	2
Mirant Americas Generation LLC
8.50%, 10/ 1/2021	30,500	26,916
Sierra Pacific Resources
6.75%, 8/15/2017	15,500	15,677
TECO Energy Inc
7.50%, 6/15/2010	2	3

		75,995

Electronics — Military (2.08%)
L-3 Communications Corp
5.88%, 1/15/2015	19,000	18,477
6.38%, 10/15/2015	13,500	13,399

		31,876

Finance — Commercial (0.53%)
CIT Group Inc
3.52%, 7/28/2011 (h)	10,000	8,201

Finance — Leasing Company (0.12%)
DVI Inc
0.00%, 2/ 1/2004 (a)(e)(f)	8,575	1,029
0.00%, 2/ 1/2004 (a)(e)(f)	6,850	822

		1,851

Finance — Mortgage Loan/Banker (3.09%)
Freddie Mac
4.63%, 10/25/2012 (j)	45,000	47,454
Food — Miscellaneous/Diversified (0.57%)
B&G Foods Inc
8.00%, 10/ 1/2011	9,000	8,730

Independent Power Producer (0.71%)
NRG Energy Inc
7.38%, 2/ 1/2016	614	593
Reliant Energy Inc
6.75%, 12/15/2014 (d)	10,250	10,340

		10,933

Medical — Drugs (1.60%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	16,000	15,040
8.88%, 12/ 1/2013	10,000	9,550

		24,590

Medical — HMO (0.48%)
Multiplan Inc
10.38%, 4/15/2016 (g)	8,000	7,440

Medical — Hospitals (5.95%)
HCA Inc/DE
6.50%, 2/15/2016 (d)	10,000	8,487
9.25%, 11/15/2016	8,000	8,390
7.50%, 11/ 6/2033 (d)	16,000	12,440
IASIS Healthcare LLC/IASIS Capital Corp
8.75%, 6/15/2014	29,750	29,750
Tenet Healthcare Corp
9.25%, 2/ 1/2015 (d)(h)	35,000	32,200

		91,267

MRI — Medical Diagnostic Imaging (1.95%)
Alliance Imaging Inc
7.25%, 12/15/2012 (d)	31,500	30,004

Schedule of Investments
High Yield Fund II
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Non-Hazardous Waste Disposal (2.09%)
Allied Waste North America Inc
7.88%, 4/15/2013	$14,000	$14,175
6.88%, 6/1/2017	18,500	17,945

		32,120

Oil Company -Exploration & Production (2.13%)
Chesapeake Energy Corp
6.88%, 1/15/2016	14,000	13,860
6.50%, 8/15/2017 (d)	19,500	18,866

		32,726

Oil Refining & Marketing (2.09%)
Tesoro Corp
6.63%, 11/1/2015	33,000	32,093

Pharmacy Services (1.49%)
Omnicare Inc
6.13%, 6/1/2013	12,350	11,115
6.88%, 12/15/2015	13,000	11,700

		22,815

Physical Therapy & Rehabilitation Centers (2.21%)
Healthsouth Corp
10.75%, 6/15/2016 (d)	32,500	33,881

Pipelines (4.18%)
Dynegy Holdings Inc
8.38%, 5/1/2016	32,000	31,120
El Paso Natural Gas Co
8.38%, 6/15/2032	12,500	14,573
Energy Maintenance Services Group LLC
11.50%, 3/1/2014 (e)(f)	9,704	10,092
Energy Maintenance Services Group LLC - Rights
0.00%, 3/1/2014 (a)(e)(f)	2	—
Southern Natural Gas Co
8.00%, 3/1/2032	7,500	8,412

		64,197

Publishing — Periodicals (2.20%)
Nielsen Finance LLC/Nielsen Finance Co
10.00%, 8/1/2014	33,500	33,835

Radio (1.45%)
Sirius Satellite Radio Inc
9.63%, 8/1/2013	26,000	22,230

Regional Banks (1.02%)
Bank of America Corp
8.00%, 12/29/2049 (h)	15,000	15,581

REITS — Healthcare (0.65%)
Omega Healthcare Investors Inc
7.00%, 4/1/2014	10,000	9,900

Rental — Auto quipment (0.04%)
United Rentals North America Inc
6.50%, 2/15/2012	615	566

Retail — Automobile (0.39%)
Asbury Automotive Group Inc
8.00%, 3/15/2014	6,750	6,007

Retail — Regional Department Store (1.88%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015 (d)	29,000	28,855

Retail — Sporting Goods (1.17%)
Remington Arms Co Inc
10.50%, 2/1/2011 (d)	18,500	17,945

Savings & Loans — Thrifts (1.02%)
Washington Mutual Preferred Funding
9.75%, 10/29/2049 (g)	17,000	15,640

Sovereign (3.33%)
Brazilian Government International Bond
12.50%, 1/ 5/2016	28,900	17,721
Federative Republic of Brazil
12.50%, 1/ 5/2022	10,000	6,225
Mexican Bonos
8.00%, 12/19/2013	288,474	27,165

		51,111

Special Purpose Entity (8.45%)
CCM Merger Inc
8.00%, 8/1/2013 (g)	24,000	21,480
CDX North America High Yield
7.63%, 6/29/2012 (d)(g)	47,000	45,708
ISA Capital do Brasil SA
8.80%, 1/30/2017 (g)	14,500	14,935
TRAINS
7.14%, 5/1/2016 (a)(d)(g)	45,510	43,540
UCI Holdco Inc
12.49%, 12/15/2013 (h)	4,514	4,130

		129,793

Telecommunication Services (1.20%)
Qwest Corp
8.88%, 3/15/2012 (h)	17,500	18,484

Transactional Software (0.84%)
Open Solutions Inc
9.75%, 2/1/2015 (g)	15,000	12,825

Transport — Marine (1.30%)
Britannia Bulk PLC
11.00%, 12/1/2011	20,000	19,950

Schedule of Investments
High Yield Fund II
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Transport — Services (0.58%)
Trailer Bridge Inc
9.25%, 11/15/2011	$9,000	$8,966

TOTAL BONDS		$1,217,796

SENIOR FLOATING RATE INTERESTS (2.34%)
Commercial Services (1.79%)
Quintiles International; Term Loan B
6.83%, 3/31/2013 (h)	26,916	25,615
Quintiles Transnational, Term Loan
0.00%, 3/31/2014 (h)(i)	1,995	1,910

		27,525

Medical — HMO (0.55%)
Multiplan Inc; Term Loan B
5.77%, 4/12/2013 (h)	5,791	5,545
Multiplan Inc; Term Loan C
0.00%, 4/12/2013 (h)(i)	3,090	2,946

		8,491

TOTAL SENIOR FLOATING RATE INTERESTS		$36,016

CONVERTIBLE BONDS (5.40%)
Agricultural Chemicals (0.33%)
Sinofert Holdings Ltd
0.00%, 8/ 7/2011 (a)	24,000	5,005

Food — Miscellaneous/Diversified (0.59%)
FU JI Food and Catering Services
0.00%, 11/ 9/2009 (a)	46,500	6,693
0.00%, 10/18/2010 (a)(e)	20,000	2,423

		9,116

Oil — Field Services (0.51%)
Hanover Compressor Co
4.75%, 3/15/2008	7,950	7,851

Pharmacy Services (0.32%)
Omnicare Inc
3.25%, 12/15/2035	7,000	4,891

Retail — Regional Department Store (0.53%)
Golden Eagle Retail Group Ltd
0.00%, 10/23/2011 (a)	48,000	8,061

Semiconductor Component — Integrated Circuits (0. 40%)
Jazz Technologies Inc
8.00%, 12/31/2011 (g)	8,000	6,200

Therapeutics (2.72%)
Cell Therapeutics Inc
4.00%, 7/ 1/2010	5,000	2,550
CV Therapeutics Inc
3.25%, 8/16/2013 (d)	24,250	19,188
2.00%, 5/16/2023 (d)	19,500	17,087
Vion Pharmaceuticals Inc
7.75%, 2/15/2012 (g)	4,500	2,902

		41,727

TOTAL CONVERTIBLE BONDS		$82,851

SHORT TERM INVESTMENTS (11.18%)
Money Market Funds (11.18%)
BNY Institutional Cash Reserve Fund (k)	$171,575	$171,575

TOTAL SHORT TERM INVESTMENTS		$171,575

REPURCHASE AGREEMENTS (2.02%)
Finance — Investment Banker & Broker (2.02%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $31,207,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (k)	$30,974	$30,971

TOTAL REPURCHASE AGREEMENTS		$30,971

Total Investments		$1,705,039
Liabilities in Excess of Other Assets, Net — (11.07)%		(169,900)

TOTAL NET ASSETS — 100.00%		$1,535,139

(a)	Non-Income Producing Security

(b)	Affiliated Security

(c)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security).

(d)	Security or a portion of the security was on loan at the end of the period.

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $26,732 or 1.74% of net assets.

(f)	Security is Illiquid

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $236,224 or 15.39% of net assets.

(h)	Variable Rate

(i)	This Senior Floating Rate Note will settle after January 31, 2008, at which time the interest rate will be determined.

(j)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $2,650 or 0.17% of net assets.

(k)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
High Yield Fund II
January 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$48,879
Unrealized Depreciation	(80,242)

Net Unrealized Appreciation (Depreciation)	(31,363)
Cost for federal income tax purposes	1,736,402
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Sell protection for CDX NA HY 9 Index and receive quarterly 3.75% from UBS-AG. Expires December 2012.	$45,000	$(3,814)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	28.14%
Financial	27.18%
Consumer, Cyclical	12.08%
Industrial	9.97%
Government	9.63%
Energy	8.92%
Utilities	5.66%
Communications	5.28%
Technology	3.88%
Basic Materials	0.33%
Liabilities in Excess of Other Assets, Net	(11.07%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Credit Default Swaps	0.25%

Schedule of Investments
High Yield Fund II
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
New Flyer Industries Inc	2,003,300	$15,739	—	$—	—	$—	2,003,300	$15,739
Student Transportation of America Inc	968,000	7,810	—	—	—	—	968,000	7,810

		$23,549		$—		$—		$23,549

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
New Flyer Industries Inc	$556	$—	$—
Student Transportation of America Inc	—	—	—

	$556	$—	$—

Schedule of Investments
Income Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.18%)
Cable TV (0.17%)
Frontiervision Operating PRT (a)(b)	2,000,000	$—
Time Warner Cable Inc (b)	80,164	2,017

Special Purpose Entity (0.01%)
Adelphia Recovery Trust (a)(b)	658,740	115

TOTAL COMMON STOCKS		$2,132

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (63.04%)
Aerospace & Defense (0.30%)
Lockheed Martin Corp
7.75%, 5/1/2026	$3,000	$3,597

Cable TV (2.65%)
Comcast Cable Communications LLC
6.20%, 11/15/2008	550	557
7.13%, 6/15/2013	7,000	7,576
Comcast Cable Holdings LLC
7.88%, 8/1/2013	2,000	2,212
Comcast Corp
6.95%, 8/15/2037	3,000	3,083
COX Communications Inc
6.75%, 3/15/2011	8,000	8,484
6.45%, 12/1/2036 (c)	4,000	3,873
Frontiervision
0.00%, 9/15/2008 (a)(b)	2,500	75
Time Warner Cable Inc
6.55%, 5/1/2037	6,000	5,944

		31,804

Casino Hotels (0.74%)
Harrah’s Operating Co Inc
6.50%, 6/1/2016	6,000	3,840
Mandalay Resort Group
7.00%, 11/15/2036	5,000	5,012

		8,852

Casino Services (1.00%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	12,000	12,015

Cellular Telecommunications (0.71%)
Vodafone Group PLC
7.75%, 2/15/2010	8,000	8,536

Commercial Banks (0.95%)
US Bank NA/Cincinnati OH
6.38%, 8/1/2011	5,000	5,361
4.95%, 10/30/2014	6,000	6,008

		11,369

Containers — Paper & Plastic (0.34%)
Sealed Air Corp
5.63%, 7/15/2013 (c)	4,000	4,111

Cruise Lines (0.99%)
Royal Caribbean Cruises Ltd
8.75%, 2/2/2011	4,000	4,237
6.88%, 12/1/2013 (d)	6,000	5,836
7.25%, 3/15/2018	2,000	1,873

		11,946

Electric — Integrated (11.87%)
Arizona Public Service Co
6.50%, 3/1/2012	5,000	5,310
Dominion Resources Inc/VA
5.00%, 3/15/2013	10,000	10,154
Exelon Generation Co LLC
6.20%, 10/1/2017	9,000	9,139
Florida Power Corp
5.90%, 3/1/2033	8,000	7,915
6.35%, 9/15/2037	2,000	2,110
Illinois Power Co
7.50%, 6/15/2009	9,000	9,350
Metropolitan Edison Co
4.95%, 3/15/2013	7,000	7,060
Mirant Americas Generation LLC
8.50%, 10/1/2021	15,000	13,238
Nisource Finance Corp
6.15%, 3/1/2013	5,000	5,186
5.40%, 7/15/2014	5,000	4,910
5.25%, 9/15/2017	2,000	1,882
Ohio Edison Co
5.45%, 5/1/2015	5,000	4,974
Ohio Power Co
5.50%, 2/15/2013	5,000	5,176
Oncor Electric Delivery Co
7.00%, 9/1/2022	11,000	11,301
Pacific Gas & Electric Co
4.20%, 3/1/2011	10,250	10,277
6.05%, 3/1/2034	2,000	1,986
Pacificorp
4.95%, 8/15/2014	7,500	7,485
5.25%, 6/15/2035	5,000	4,528
PPL Energy Supply LLC
6.40%, 11/1/2011	5,000	5,252
Public Service Co of New Mexico
4.40%, 9/15/2008	2,000	2,008
Southwestern Electric Power Co
5.38%, 4/15/2015	6,500	6,419
Texas-New Mexico Power Co
6.25%, 1/15/2009	6,845	6,983

		142,643

Schedule of Investments
Income Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electronics — Military (0.10%)
Lockheed Martin Tactical Systems Inc
7.63%, 6/15/2025	$1,000	$1,177

Finance — Commercial (0.61%)
CIT Group Holdings Inc
5.40%, 1/30/2016	7,000	5,690
CIT Group Inc
5.00%, 2/1/2015	2,000	1,636

		7,326

Finance — Consumer Loans (0.55%)
American General Finance Corp
4.63%, 5/15/2009	6,500	6,556

Finance — Credit Card (0.65%)
FIA Card Services NA
7.13%, 11/15/2012	5,000	5,543
MBNA Corp
7.50%, 3/15/2012	2,000	2,226

		7,769

Finance — Investment Banker & Broker (6.11%)
Citigroup Inc
5.85%, 8/2/2016 (d)	12,000	12,384
Goldman Sachs Group Inc/The
6.60%, 1/15/2012	10,000	10,812
5.35%, 1/15/2016	2,000	2,021
Jefferies Group Inc
7.75%, 3/15/2012	7,500	8,216
6.25%, 1/15/2036	5,000	4,299
JPMorgan Chase & Co
5.13%, 9/15/2014	12,000	12,075
Merrill Lynch & Co Inc
6.00%, 2/17/2009	5,000	5,111
5.00%, 1/15/2015	3,000	2,886
6.50%, 7/15/2018	2,000	2,036
6.75%, 6/1/2028	2,000	1,873
Morgan Stanley
4.75%, 4/1/2014	5,000	4,808
6.25%, 8/9/2026	7,000	6,915

		73,436

Finance — Leasing Company (0.08%)
DVI Inc
0.00%, 2/1/2004 (a)(b)(e)	8,125	975
0.00%, 2/1/2004 (a)(b)(e)	400	48

		1,023

Finance — Other Services (0.85%)
SB Treasury Co LLC
9.40%, 12/29/2049 (c)(f)	10,000	10,196

Food — Miscellaneous/Diversified (0.91%)
Corn Products International Inc
8.45%, 8/15/2009	10,200	10,993

Food — Retail (0.86%)
Fred Meyer Inc
7.45%, 3/1/2008	5,000	5,012
Safeway Inc
7.50%, 9/15/2009	5,000	5,287

		10,299

Forestry (0.12%)
Weyerhaeuser Co
7.38%, 3/15/2032	1,500	1,489

Gas — Distribution (0.80%)
Sempra Energy
6.00%, 2/1/2013	9,000	9,574

Investment Management & Advisory Services (0.25%)
Legg Mason Inc
6.75%, 7/2/2008	3,000	3,037

Medical — Drugs (0.49%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	6,250	5,875

Medical — Hospitals (1.55%)
HCA Inc/DE
9.25%, 11/15/2016	6,000	6,292
7.50%, 11/6/2033	1,700	1,322
Tenet Healthcare Corp
6.38%, 12/1/2011 (d)	12,000	11,010

		18,624

Medical — Wholesale Drug Distribution (0.89%)
Cardinal Health Inc
6.75%, 2/15/2011	10,000	10,686

Metal—Diversified (1.01%)
Xstrata Canada Corp
6.00%, 10/15/2015	12,000	12,134

MRI — Medical Diagnostic Imaging (0.95%)
Alliance Imaging Inc
7.25%, 12/15/2012 (c)	12,000	11,430

Multi-Line Insurance (0.52%)
Farmers Insurance Exchange
6.00%, 8/1/2014 (c)	6,000	6,260

Multimedia (1.18%)
Historic TW Inc
9.15%, 2/1/2023	5,260	6,282

Schedule of Investments
Income Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Multimedia (continued)
News America Inc
6.40%, 12/15/2035	$8,000	$7,895

		14,177

Non-Hazardous Waste Disposal (1.44%)
Allied Waste North America Inc
7.88%, 4/15/2013	1,000	1,012
7.25%, 3/15/2015 (d)	9,000	8,933
Waste Management Inc
6.88%, 5/15/2009	3,450	3,577
7.38%, 8/1/2010	3,500	3,734

		17,256

Oil Company — Exploration & Production (0.93%)
OPTI Canada Inc
7.88%, 12/15/2014 (c)	6,000	5,820
XTO Energy Inc
6.75%, 8/1/2037	5,000	5,335

		11,155

Oil Company — Integrated (1.12%)
Petro-Canada
4.00%, 7/15/2013	3,000	2,830
9.25%, 10/15/2021	8,500	10,685

		13,515

Oil Refining & Marketing (1.52%)
Enterprise Products Operating LP
6.38%, 2/1/2013	6,000	6,363
Tesoro Corp
6.25%, 11/1/2012	12,000	11,940

		18,303

Pharmacy Services (0.26%)
Omnicare Inc
6.13%, 6/1/2013	3,500	3,150

Physical Therapy & Rehabilitation Centers (0.74%)
Healthsouth Corp
10.75%, 6/15/2016 (d)	8,500	8,861

Pipelines (2.72%)
El Paso Natural Gas Co
7.50%, 11/15/2026	10,000	10,514
Energy Maintenance Services Group LLC
11.50%, 3/1/2014 (a)(e)	9,705	10,093
Energy Maintenance Services Group LLC - Rights
0.00%, 3/1/2014 (a)(b)(e)	48	1
Express Pipeline LP
7.39%, 12/31/2017 (c)	4,624	5,292
Southern Natural Gas Co
8.00%, 3/1/2032	4,000	4,486
Tennessee Gas Pipeline Co
8.38%, 6/15/2032	2,000	2,332

		32,718

Publishing — Books (0.90%)
Reed Elsevier Capital Inc
6.75%, 8/1/2011	10,000	10,860

Regional Banks (1.84%)
Bank of America Corp
5.42%, 3/15/2017	5,000	4,930
6.80%, 3/15/2028	670	699
8.00%, 12/29/2049 (f)	4,000	4,155
Bank One Corp
10.00%, 8/15/2010	400	460
FleetBoston Financial Corp
6.88%, 1/15/2028	995	1,042
Wells Fargo & Co
4.63%, 4/15/2014	11,000	10,882

		22,168

Reinsurance (0.21%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014	2,500	2,573

REITS — Healthcare (3.19%)
HCP Inc
6.45%, 6/25/2012	3,000	2,957
6.00%, 3/1/2015	1,750	1,614
7.07%, 6/8/2015	2,250	2,261
Health Care REIT Inc
6.00%, 11/15/2013	8,000	7,941
6.20%, 6/1/2016	3,000	2,850
Healthcare Realty Trust Inc
8.13%, 5/1/2011	7,500	7,874
5.13%, 4/1/2014	1,000	905
Nationwide Health Properties Inc
6.00%, 5/20/2015	12,000	11,879

		38,281

REITS — Office Property (0.85%)
Arden Realty LP
5.20%, 9/1/2011	3,000	3,116
5.25%, 3/1/2015	7,000	7,065

		10,181

REITS — Shopping Centers (0.80%)
Developers Diversified Realty Corp
4.63%, 8/1/2010	10,000	9,662
REITS — Storage (0.79%)
Shurgard Storage Centers LLC
5.88%, 3/15/2013	9,000	9,449

Schedule of Investments
Income Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Retail — Regional Department Store (0.66%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015 (d)	$8,000	$7,960

Savings & Loans — Thrifts (0.31%)
Washington Mutual Preferred Funding
9.75%, 10/29/2049 (c)	4,000	3,680

Special Purpose Entity (1.79%)
CCM Merger Inc
8.00%, 8/1/2013 (c)	11,000	9,845
CDX North America High Yield
7.63%, 6/29/2012 (c)(d)	12,000	11,670

		21,515

Telecommunication Equipment — Fiber Optics (1.03%)
Corning Inc
5.90%, 3/15/2014	12,000	12,429

Telecommunication Services (1.53%)
Qwest Corp
8.88%, 3/15/2012 (f)	8,000	8,450
Telus Corp
8.00%, 6/1/2011	9,000	9,912

		18,362

Telephone — Integrated (0.45%)
Deutsche Telekom International Finance
8.00%, 6/15/2010 (f)	5,000	5,391

Toys (0.09%)
Mattel Inc
7.30%, 6/13/2011	1,000	1,116

Transport — Rail (0.85%)
Norfolk Southern Corp
6.20%, 4/15/2009	5,000	5,158
Union Pacific Corp
3.88%, 2/15/2009	5,000	5,015

		10,173

Transport — Services (0.99%)
Trailer Bridge Inc
9.25%, 11/15/2011	12,000	11,955

TOTAL BONDS		$757,647

CONVERTIBLE BONDS (1.21%)
Containers — Paper & Plastic (0.60%)
Sealed Air Corp
3.00%, 6/30/2033 (c)(f)	7,250	7,250

Oil — Field Services (0.12%)
Hanover Compressor Co
4.75%, 3/15/2008	1,500	1,481

Pharmacy Services (0.29%)
Omnicare Inc
3.25%, 12/15/2035	5,000	3,494

Therapeutics (0.20%)
CV Therapeutics Inc
3.25%, 8/16/2013	3,000	2,374

TOTAL CONVERTIBLE BONDS		$14,599

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (33.86%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.64%)
5.50%, 11/1/2017	4,188	4,298
5.50%, 1/1/2018	1,507	1,547
5.00%, 4/1/2018	7,992	8,117
5.00%, 9/1/2019	11,067	11,228
6.50%, 1/1/2029	416	435
6.50%, 5/1/2029	480	503
6.50%, 6/1/2029	374	392
6.50%, 6/1/2029	1,156	1,211
6.50%, 8/1/2029	465	487
6.00%, 3/1/2031	374	386
5.50%, 5/1/2031	1,856	1,884
7.00%, 1/1/2032	649	691
6.00%, 5/1/2032	2,085	2,144
5.00%, 5/1/2033	14,476	14,436
4.50%, 8/1/2033	10,810	10,469
4.50%, 8/1/2033	9,562	9,261
4.50%, 8/1/2033	15,196	14,718
5.50%, 6/1/2035	18,557	18,798
5.00%, 11/1/2035	16,831	16,764
5.50%, 1/1/2036	20,977	21,250
5.00%, 2/1/2036	19,251	19,175
5.50%, 4/1/2036	17,560	17,784

		175,978

Federal National Mortgage Association (FNMA) (6.77%)
7.45%, 6/1/2016	143	147
5.00%, 1/1/2018	4,195	4,261
4.00%, 9/1/2018	13,394	13,238
4.00%, 9/1/2018	6,126	6,055
4.00%, 10/1/2018	9,584	9,472
6.50%, 9/1/2028	96	100
6.50%, 11/1/2028	109	114
7.00%, 1/1/2030	33	35
6.50%, 5/1/2031	462	482
6.00%, 4/1/2032	1,224	1,260
6.50%, 4/1/2032	1,480	1,545
6.50%, 5/1/2032	1,374	1,434
5.00%, 10/1/2032	3,873	3,865
5.50%, 3/1/2033	5,342	5,423
5.50%, 6/1/2033	16,270	16,533

Schedule of Investments
Income Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.50%, 2/1/2035	$17,152	$17,389

		81,353

Government National Mortgage Association (GNMA) (0.26%)
7.00%, 6/20/2031	312	334
6.00%, 5/20/2032 (f)	2,714	2,804

		3,138

U.S. Treasury (12.19%)
4.25%, 8/15/2014 (d)	22,000	23,408
5.13%, 5/15/2016 (d)	18,000	20,063
4.50%, 5/15/2017 (d)	30,000	32,065
5.38%, 2/15/2031 (d)	14,000	16,044
4.50%, 2/15/2036 (d)	32,000	32,712
5.00%, 5/15/2037 (d)	20,000	22,152

		146,444

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$406,913

SHORT TERM INVESTMENTS (11.64%)
Money Market Funds (11.64%)
BNY Institutional Cash Reserve Fund (g)	$139,916	$139,916

TOTAL SHORT TERM INVESTMENTS		$139,916

REPURCHASE AGREEMENTS (4.76%)
Finance — Investment Banker & Broker (1.62%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $19,581,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (g)	$19,435	$19,433

Money Center Banks (3.14%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $30,103,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (g)	29,869	29,867
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $4,079,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	3,961	3,961
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $4,079,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	3,961	3,960

		37,788

TOTAL REPURCHASE AGREEMENTS		$57,221

Total Investments		$1,378,428
Liabilities in Excess of Other Assets, Net — (14.69)%		(176,575)

TOTAL NET ASSETS — 100.00%		$1,201,853

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $11,307 or 0.94% of net assets.

(b)	Non-Income Producing Security

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $79,427 or 6.61% of net assets.

(d)	Security or a portion of the security was on loan at the end of the period.

(e)	Security is Illiquid

(f)	Variable Rate

(g)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$30,655
Unrealized Depreciation	(28,694)

Net Unrealized Appreciation (Depreciation)	1,961
Cost for federal income tax purposes	1,376,467
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	36.75%
Mortgage Securities	21.67%
Utilities	12.67%
Government	12.18%
Communications	8.62%
Consumer, Non-cyclical	7.14%
Energy	6.42%
Industrial	4.62%
Consumer, Cyclical	3.49%
Basic Materials	1.13%
Liabilities in Excess of Other Assets, Net	(14.69%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (64.47%)
Appliances (0.09%)
Whirlpool Corp
5.49%, 6/15/2009 (a)	$500	$501

Asset Backed Securities (9.46%)
Ameriquest Mortgage Securities Inc
3.69%, 4/25/2034 (a)(b)	380	351
Argent Securities Inc
3.50%, 4/25/2036 (a)(b)	1,000	979
3.53%, 7/25/2036 (a)(b)	3,000	2,778
Carrington Mortgage Loan Trust
3.61%, 12/25/2035 (a)(b)	309	306
3.66%, 12/25/2035 (a)	250	243
Citigroup Mortgage Loan Trust Inc
3.53%, 3/25/2037 (a)(b)	2,000	1,788
4.28%, 7/25/2037 (a)(c)	557	557
Countrywide Asset-Backed Certificates
4.50%, 12/25/2032 (a)	99	86
3.58%, 7/25/2035 (a)	31	30
3.75%, 2/25/2036 (a)	403	399
3.63%, 3/25/2036 (a)(b)	1,895	1,819
3.63%, 4/25/2036 (a)(b)	6,300	6,105
3.65%, 5/25/2036 (a)(b)	45	46
3.54%, 2/25/2037 (a)	4,000	3,585
3.88%, 2/25/2037 (a)	3,000	726
3.55%, 6/25/2037 (a)	2,000	1,615
3.51%, 11/25/2037 (a)(b)	2,670	2,329
Countrywide Home Equity Loan Trust
4.48%, 2/15/2036 (a)	500	470
First Franklin Mortgage Loan Asset Backed Certificates
3.62%, 11/25/2035 (a)(b)	1,500	1,444
First Horizon Asset Backed Trust
3.51%, 10/25/2026 (a)(b)	767	644
First-Citizens Home Equity Loan LLC
4.45%, 9/15/2022 (a)(d)	927	866
Ford Credit Floorplan Master Owner Trust
4.69%, 6/15/2011 (a)	500	485
GMAC Mortgage Corp Loan Trust
3.59%, 11/25/2036 (a)(b)	1,423	1,162
Indymac Residential Asset Backed Trust
3.57%, 4/25/2037 (a)(b)	4,300	3,750
JP Morgan Mortgage Acquisition Corp
3.51%, 11/25/2036 (a)(b)	3,000	2,426
3.53%, 3/25/2037 (a)(b)	2,135	1,886
3.54%, 5/ 1/2037 (a)	3,000	2,449
Long Beach Mortgage Loan Trust
3.91%, 6/25/2034 (a)	225	204
3.53%, 7/25/2036 (a)	3,000	2,247
3.55%, 12/25/2036 (a)	2,200	1,648
Merrill Lynch Mortgage Investors Inc
3.61%, 2/25/2037 (a)	2,000	1,674
Morgan Stanley ABS Capital I
3.56%, 2/25/2036 (a)	1,700	1,611
SACO I Inc
3.52%, 9/25/2036 (a)(b)	959	655
Swift Master Auto Receivables Trust
4.34%, 6/15/2012 (a)	1,400	1,377
Volkswagen Credit Auto Master Trust
3.95%, 7/20/2010 (a)(b)	1,800	1,796
Wells Fargo Home Equity Trust
3.48%, 3/25/2037 (a)	898	877

		51,413

Auto — Car & Light Trucks (0.73%)
Daimler Finance North America LLC
5.46%, 3/13/2009 (a)	2,500	2,488
5.54%, 3/13/2009 (a)(b)	1,500	1,490

		3,978

Automobile Sequential (2.90%)
AmeriCredit Automobile Receivables Trust
4.56%, 4/ 6/2012 (a)	900	871
AmeriCredit Prime Automobile Receivable Trust
4.89%, 2/ 8/2009 (a)	900	894
Capital Auto Receivables Asset Trust
4.39%, 11/15/2008 (a)	122	122
4.27%, 10/15/2009 (a)	1,970	1,966
4.47%, 3/15/2010 (a)	3,000	2,989
Capital One Auto Finance Trust
4.25%, 7/15/2011 (a)	1,234	1,200
4.28%, 10/15/2012 (a)	4,700	4,628
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	300	299
Hyundai Auto Receivables Trust
4.64%, 1/17/2012 (a)	1,800	1,781
WFS Financial Owner Trust
3.93%, 2/17/2012	994	996

		15,746

Beverages — Wine & Spirits (0.29%)
Diageo Finance BV
4.95%, 3/30/2009 (a)	1,585	1,575

Brewery (0.23%)
SABMiller PLC
5.03%, 7/ 1/2009 (a)(b)(d)	1,250	1,257

Building Products — Cement & Aggregate (0.52%)
Martin Marietta Materials Inc
3.26%, 4/30/2010 (a)	2,850	2,822

Building Products — Wood (0.52%)
Masco Corp
5.43%, 3/12/2010 (a)	2,665	2,553

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Building Products — Wood (continued)
Norbord Inc
8.13%, 3/20/2008	$250	$251

		2,804

Cable TV (0.35%)
Comcast Corp
4.68%, 7/14/2009 (a)(b)	1,000	980
DIRECTV Holdings LLC/DIRECTV Financing Co
8.38%, 3/15/2013	900	930

		1,910

Cellular Telecommunications (0.59%)
America Movil SAB de CV
4.96%, 6/27/2008 (a)(b)(d)	750	743
US Unwired Inc
10.00%, 6/15/2012	500	525
Vodafone Group PLC
5.32%, 2/27/2012 (a)(b)	2,000	1,925

		3,193

Commercial Banks (0.99%)
American Express Centurion Bank
4.24%, 11/16/2009 (a)	2,000	1,939
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	400	413
HSBC America Capital Trust I
7.81%, 12/15/2026 (d)	100	104
ICICI Bank Ltd
4.92%, 1/12/2010 (a)(d)	500	494
M&I Marshall & Ilsley Bank
5.40%, 12/ 4/2012 (a)	2,000	1,931
VTB Capital SA
5.49%, 8/1/2008 (a)(d)	500	497

		5,378

Computers — Memory Devices (0.36%)
Seagate Technology HDD Holdings
5.57%, 10/1/2009 (a)	2,000	1,935

Credit Card Asset Backed Securities (1.06%)
American Express Credit Account Master Trust
4.47%, 8/15/2011 (a)(d)	1,950	1,906
4.49%, 9/15/2011 (a)	1,500	1,490
4.52%, 3/15/2012 (a)	500	493
4.35%, 9/15/2014 (a)(b)	1,000	925
GE Capital Credit Card Master Note Trust
4.42%, 3/15/2015 (a)	1,000	936

		5,750

Diversified Financial Services (0.54%)
General Electric Capital Corp
4.62%, 4/10/2012 (a)(b)	3,000	2,928

Diversified Operations (0.29%)
Capmark Financial Group Inc
5.53%, 5/10/2010 (a)(d)	2,000	1,561

Drug Delivery Systems (0.73%)
Hospira Inc
5.31%, 3/30/2010 (a)	4,000	3,954

Electric — Integrated (1.06%)
Commonwealth Edison Co
3.70%, 2/1/2008	1,000	1,000
Entergy Gulf States Inc
5.52%, 12/1/2009 (a)	200	196
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)	175	178
Ohio Power Co
4.83%, 4/5/2010 (a)	1,535	1,512
Pepco Holdings Inc
5.75%, 6/1/2010 (a)	1,150	1,148
PSEG Energy Holdings LLC
8.63%, 2/15/2008	850	851
TECO Energy Inc
6.91%, 5/1/2010 (a)	850	854

		5,739

Electronic Components — Miscellaneous (0.15%)
Jabil Circuit Inc
5.88%, 7/15/2010	500	508
Sanmina-SCI Corp
7.74%, 6/15/2010 (a)(d)	291	290

		798

Electronic Components — Semiconductors (0.15%)
National Semiconductor Corp
5.24%, 6/15/2010 (a)	850	826

Finance — Auto Loans (0.41%)
American Honda Finance Corp
3.99%, 4/20/2010 (a)(d)	850	849
Ford Motor Credit Co LLC
7.13%, 1/13/2012 (a)	500	421
GMAC LLC
6.12%, 5/15/2009 (a)	1,000	934

		2,204

Finance — Commercial (1.38%)
CIT Group Inc
3.47%, 4/27/2011 (a)	1,000	865
5.13%, 2/13/2012 (a)	1,500	1,200
Textron Financial Corp
5.16%, 2/25/2011 (a)(b)	4,000	3,931
Textron Financial Floorplan Master Note
4.64%, 5/13/2010 (a)(d)	1,500	1,501

		7,497

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Consumer Loans (1.41%)
American General Finance Corp
5.19%, 8/17/2011 (a)	$600	$576
HSBC Finance Corp
3.99%, 4/24/2012 (a)	4,000	3,835
John Deere Capital Corp
4.34%, 10/16/2009 (a)	2,350	2,347
SLM Corp
5.19%, 3/15/2011 (a)(b)	1,000	895

		7,653

Finance — Investment Banker & Broker (3.54%)
Bear Stearns Cos Inc/The
4.33%, 7/16/2009 (a)	1,500	1,439
5.24%, 11/28/2011 (a)	1,500	1,343
Citigroup Funding Inc
4.14%, 10/22/2009 (a)	2,800	2,774
Citigroup Inc
5.06%, 5/18/2010 (a)	1,400	1,376
Goldman Sachs Group Inc/The
5.32%, 3/2/2010 (a)(b)	1,000	972
5.10%, 8/5/2011 (a)(b)	1,000	975
5.05%, 2/6/2012 (a)	1,000	968
Lehman Brothers Holdings Inc
5.17%, 5/25/2010 (a)(b)	2,000	1,929
4.61%, 1/12/2012 (a)	1,000	932
Merrill Lynch & Co Inc
5.11%, 11/1/2011 (a)	2,950	2,771
5.37%, 6/5/2012 (a)(b)	1,000	914
Morgan Stanley
4.20%, 1/18/2011 (a)	1,000	967
4.79%, 1/9/2012 (a)	1,000	962
4.84%, 1/9/2014 (a)	1,000	936

		19,258

Finance — Leasing Company (0.14%)
International Lease Finance Corp
5.25%, 5/24/2010 (a)(b)	800	775

Finance — Mortgage Loan/Banker (4.22%)
Countrywide Financial Corp
5.10%, 3/24/2009 (a)	2,000	1,757
5.32%, 5/7/2012 (a)	1,000	785
Fannie Mae
4.68%, 2/17/2009 (a)	200	200
3.68%, 2/25/2018 (a)	92	92
3.68%, 3/25/2018 (a)(b)	502	503
3.68%, 10/25/2018 (a)(b)	673	673
3.63%, 11/25/2022 (a)	121	121
3.58%, 1/25/2023 (a)	118	118
3.78%, 6/25/2023 (a)(b)	770	769
3.78%, 2/25/2028 (a)	254	253
3.78%, 5/25/2030 (a)(b)	570	568
3.78%, 5/25/2031 (a)(b)	782	780
3.68%, 2/25/2032 (a)	123	122
3.58%, 4/25/2034 (a)(b)	716	716
3.63%, 3/25/2035 (a)(b)	265	263
3.60%, 4/25/2035 (a)(b)	758	754
Fannie Mae Grantor Trust
3.52%, 4/25/2035 (a)(b)	174	174
3.73%, 5/25/2035 (a)(b)	102	103
3.44%, 6/25/2035 (a)(b)	34	33
3.53%, 9/25/2035 (a)(b)	226	225
Fannie Mae Whole Loan
3.53%, 11/25/2033 (a)(b)	11	11
3.53%, 5/25/2035 (a)(b)	117	116
3.58%, 5/25/2035 (a)(b)	118	116
3.63%, 6/25/2044 (a)	41	41
3.83%, 2/25/2047 (a)(b)	92	93
Freddie Mac
4.54%, 5/15/2013 (a)(b)	47	47
4.54%, 5/15/2017 (a)(b)	507	507
4.54%, 2/15/2018 (a)(b)	482	482
4.54%, 6/15/2018 (a)(b)	519	521
4.49%, 3/15/2023 (a)(b)	293	292
4.69%, 6/15/2023 (a)	119	119
4.64%, 7/15/2023 (a)(b)	4,223	4,195
4.59%, 7/15/2028 (a)(b)	638	638
4.64%, 1/15/2030 (a)(b)	714	712
4.59%, 2/15/2030 (a)	48	48
4.44%, 4/15/2030 (a)	150	150
4.59%, 5/15/2030 (a)	116	116
4.64%, 9/15/2033 (a)(b)	410	409
4.54%, 10/15/2034 (a)	201	200
Ginnie Mae
1.69%, 10/16/2012 (a)	4,472	149
4.51%, 10/16/2028 (a)	784	795
4.31%, 10/20/2031 (a)	226	225
0.85%, 3/16/2047 (a)	5,952	341
Residential Capital LLC
5.65%, 6/9/2008 (a)	500	427
7.62%, 5/22/2009 (a)	2,000	1,360
SLM Student Loan Trust
5.14%, 6/15/2016 (a)	124	124
5.05%, 3/15/2017 (a)	1,716	1,710

		22,953

Finance — Other Services (0.14%)
Alamosa Delaware Inc
8.50%, 1/31/2012	275	280
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(d)	500	506

		786

Food — Miscellaneous/Diversified (0.26%)
General Mills Inc
4.02%, 1/22/2010 (a)(b)	1,000	973
Kraft Foods Inc
5.39%, 8/11/2010 (a)	450	447

		1,420

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (5.95%)
ACE Securities Corp
3.59%, 9/25/2035 (a)(b)	$410	$408
Asset Backed Securities Corp Home Equity
3.48%, 7/25/2036 (a)(b)	2,000	1,928
Bear Stearns Asset Backed Securities Trust
3.54%, 8/25/2036 (a)(b)	400	368
3.57%, 5/25/2037 (a)(b)	4,000	3,666
3.56%, 6/25/2047 (a)	2,400	2,034
Citigroup Mortgage Loan Trust Inc
3.65%, 10/25/2035 (a)	1,000	993
First NLC Trust
3.68%, 9/25/2035 (a)	1,895	1,832
3.61%, 12/25/2035 (a)	54	54
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	500	445
6.05%, 12/25/2037 (a)	1,580	1,507
GSAA Trust
3.52%, 4/25/2047 (a)	3,368	3,118
HSI Asset Securitization Corp Trust
3.52%, 1/25/2037 (a)(b)	2,000	1,821
Morgan Stanley Home Equity Loans
3.55%, 2/25/2036 (a)	5,000	4,698
New Century Home Equity Loan Trust
3.67%, 3/25/2035 (a)(b)	68	66
Option One Mortgage Loan Trust
4.38%, 2/25/2035 (a)	100	80
3.83%, 3/25/2037 (a)	2,000	783
Residential Asset Securities Corp
3.58%, 5/25/2035 (a)	17	17
3.53%, 9/25/2036 (a)(b)	3,300	3,118
Soundview Home Equity Loan Trust
3.56%, 3/25/2036 (a)(b)	1,000	978
WAMU Asset-Backed Certificates
3.55%, 5/25/2037 (a)	2,000	1,737
3.55%, 7/25/2047 (a)	3,000	2,482
Wells Fargo Home Equity Trust
3.67%, 10/25/2035 (a)(d)	247	230

		32,363

Home Equity — Sequential (0.43%)
BNC Mortgage Loan Trust
3.55%, 7/25/2037 (a)	2,271	1,752
Countrywide Asset-Backed Certificates
5.51%, 8/25/2036	615	598

		2,350

Industrial Automation & Robots (0.09%)
Intermec Inc
7.00%, 3/15/2008	500	499

Investment Companies (0.18%)
Xstrata Finance Dubai Ltd
5.23%, 11/13/2009 (a)(d)	1,000	997

Life & Health Insurance (0.37%)
Lincoln National Corp
4.76%, 4/6/2009 (a)	1,500	1,484
Unum Group
6.00%, 5/15/2008	500	503

		1,987

Machinery — Farm (0.17%)
Case New Holland Inc
6.00%, 6/1/2009	900	898

Medical — Drugs (0.11%)
Angiotech Pharmaceuticals Inc
8.87%, 12/1/2013 (a)	400	360
Elan Finance PLC/Elan Finance Corp
9.25%, 12/1/2013 (a)	250	228

		588

Medical — HMO (0.18%)
UnitedHealth Group Inc
5.09%, 6/21/2010 (a)(d)	1,000	976

Medical — Wholesale Drug Distribution (0.18%)
Cardinal Health Inc
5.50%, 10/2/2009 (a)(b)(d)	1,000	1,004

Mortgage Backed Securities (15.48%)
Adjustable Rate Mortgage Trust
3.65%, 8/25/2036 (a)(b)	1,082	800
Banc of America Alternative Loan Trust
3.78%, 6/25/2036 (a)(b)	492	487
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036	300	316
5.31%, 10/10/2045 (a)	1,000	999
Banc of America Funding Corp
4.21%, 7/20/2036 (a)(b)	2,028	1,844
3.56%, 4/25/2037 (a)(b)	4,000	3,956
Bear Stearns Alt-A Trust
3.54%, 11/25/2036 (a)(b)	652	643
3.55%, 4/25/2037 (a)	1,679	1,568
Bear Stearns Asset Backed Securities Trust
3.61%, 4/25/2036 (a)	180	165
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	608	637
Bella Vista Mortgage Trust
4.23%, 1/22/2045 (a)	1,449	1,391
4.18%, 5/20/2045 (a)	1,203	1,123
Chase Mortgage Finance Corp
4.61%, 7/25/2037 (a)(c)	762	757
Citigroup/Deutsche Bank Commercial Mortgage
0.04%, 12/11/2049 (a)(d)	12,769	115
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (a)	38,765	796
0.56%, 12/11/2049 (a)(d)	8,160	199

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust
3.80%, 12/25/2035 (a)(b)	$499	$438
3.55%, 6/25/2036 (a)(b)	3,000	2,925
3.66%, 6/25/2036 (a)(b)	1,173	1,163
3.44%, 11/25/2036 (a)	613	606
3.64%, 7/25/2046 (a)(b)	2,100	1,934
3.59%, 5/25/2047 (a)	4,290	3,843
Countrywide Asset-Backed Certificates
3.65%, 1/25/2036 (a)(b)	250	245
Countrywide Home Loan Mortgage Pass
Through Certificates
3.58%, 4/25/2046 (a)(b)	1,145	1,059
Credit Suisse Mortgage Capital Certificates
6.00%, 9/15/2039 (a)	1,000	912
CS First Boston Mortgage Securities Corp
7.92%, 9/15/2041 (a)	1,025	1,077
G-Force LLC
3.68%, 12/25/2039 (a)(b)(d)	1,000	650
Greenpoint Mortgage Funding Trust
3.69%, 10/25/2045 (a)	1,143	1,087
Greenwich Capital Commercial Funding Corp
0.51%, 3/10/2039 (a)(d)	54,802	1,169
5.44%, 3/10/2039 (a)	2,000	1,972
GSC Capital Corp Mortgage Trust
3.64%, 2/25/2036 (a)	708	632
GSR Mortgage Loan Trust
3.64%, 8/25/2046 (a)	215	196
Homebanc Mortgage Trust
3.72%, 1/25/2036 (a)(b)	1,163	1,130
Impac CMB Trust
4.36%, 10/25/2034 (a)	58	53
4.93%, 10/25/2034 (a)(b)	126	95
3.69%, 4/25/2035 (a)	327	284
3.89%, 8/25/2035 (a)	74	64
4.03%, 8/25/2035 (a)	65	47
3.63%, 4/25/2037 (a)(c)	1,874	1,748
Impac Secured Assets CMN Owner Trust
3.55%, 9/25/2036 (a)	1,500	1,354
3.54%, 3/25/2037 (a)(b)	1,600	1,425
Indymac Index Mortgage Loan Trust
3.61%, 4/25/2035 (a)	177	167
3.68%, 8/25/2035 (a)	367	346
3.56%, 1/25/2037 (a)	1,460	1,430
3.62%, 6/25/2037 (a)(c)	3,886	3,655
JP Morgan Alternative Loan Trust
3.53%, 3/25/2037 (a)(b)	1,460	1,367
JP Morgan Chase Commercial Mortgage Securities
5.63%, 6/12/2041 (a)	1,000	975
5.30%, 5/15/2047 (a)	1,000	995
JP Morgan Mortgage Trust
5.30%, 7/25/2035	843	853
5.82%, 6/25/2036 (a)	300	309
5.83%, 1/25/2037 (a)	1,094	1,110
LB-UBS Commercial Mortgage Trust
5.59%, 6/15/2031	390	400
Lehman XS Trust
3.60%, 6/25/2047 (a)(c)	3,898	3,616
Merrill Lynch Alternative Note Asset Trust
3.59%, 4/25/2037 (a)(c)	5,000	4,100
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039 (a)	620	598
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.09%, 7/12/2046 (a)	17,240	271
Morgan Stanley Capital I
5.55%, 12/20/2046 (a)(c)	200	110
Residential Accredit Loans Inc
3.53%, 2/25/2037 (a)(b)(c)	3,476	3,269
3.57%, 7/25/2037 (a)(c)	986	905
3.53%, 3/25/2047 (a)(b)	2,803	2,628
Structured Adjustable Rate Mortgage Loan Trust
4.08%, 8/25/2034 (a)	1,525	1,317
Structured Asset Mortgage Investments I
3.61%, 5/25/2045 (a)	892	873
Wachovia Bank Commercial Mortgage Trust
0.67%, 12/15/2043 (a)(d)	27,507	906
4.52%, 5/15/2044	2,680	2,644
WaMu Mortgage Pass Through Certificates
4.02%, 12/25/2027 (a)(b)	1,030	967
5.94%, 9/25/2036 (a)	219	221
6.07%, 9/25/2036 (a)	260	262
5.70%, 6/25/2037 (a)	1,910	1,924
5.36%, 7/25/2044 (a)	99	93
3.75%, 1/25/2045 (a)(b)	211	193
3.76%, 11/25/2045 (a)(b)	1,018	987
3.60%, 8/25/2046 (a)	1,000	965
Washington Mutual Alternative Mortgage
3.66%, 6/25/2046 (a)(b)	735	614
3.56%, 1/25/2047 (a)	3,498	3,216

		84,190

Multi-Line Insurance (0.26%)
Metropolitan Life Global Funding I
5.56%, 5/17/2010 (d)	1,400	1,390

Multimedia (0.64%)
Time Warner Inc
5.11%, 11/13/2009 (a)	2,050	1,990
Viacom Inc
5.34%, 6/16/2009 (a)	1,525	1,513

		3,503

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Office Automation & Equipment (0.07%)
Xerox Corp
5.72%, 12/18/2009 (a)	$400	$391

Oil — Field Services (0.55%)
BJ Services Co
5.29%, 6/1/2008 (a)(b)	3,000	3,005

Oil & Gas Drilling (0.14%)
Transocean Inc
5.34%, 9/5/2008 (a)(b)	750	747

Oil Company — Exploration & Production (0.41%)
Anadarko Petroleum Corp
5.39%, 9/15/2009 (a)	1,250	1,221
Forest Oil Corp
8.00%, 6/15/2008	1,000	1,004

		2,225

Oil Refining & Marketing (0.14%)
Premcor Refining Group Inc/The
9.50%, 2/1/2013	750	788

Pipelines (0.09%)
Williams Cos Inc
6.73%, 10/1/2010 (a)(d)	500	511

Regional Banks (1.35%)
BAC Capital Trust XIII
5.39%, 3/15/2043 (a)	4,000	3,154
Capital One Financial Corp
5.43%, 9/10/2009 (a)	1,900	1,772
Fleet Capital Trust II
7.92%, 12/11/2026	500	519
PNC Funding Corp
3.38%, 1/31/2012 (a)(b)	500	486
Wells Fargo & Co
5.17%, 8/20/2010 (a)	1,400	1,401

		7,332

REITS — Diversified (0.37%)
iStar Financial Inc
5.54%, 3/16/2009 (a)(b)	725	675
5.33%, 9/15/2009 (a)	500	464
5.50%, 3/9/2010 (a)	1,000	890

		2,029

REITS — Healthcare (0.41%)
HCP Inc
5.44%, 9/15/2008 (a)	2,250	2,251

REITS — Office Property (0.13%)
HRPT Properties Trust
5.59%, 3/16/2011 (a)(b)	720	696

REITS — Warehouse & Industrial (0.09%)
Prologis
5.28%, 8/24/2009 (a)(b)	500	486

Rental — Auto & Equipment (0.53%)
Erac USA Finance Co
3.50%, 4/30/2009 (a)(b)(d)	2,250	2,240
5.30%, 8/28/2009 (a)(d)	660	664

		2,904

Retail — Drug Store (0.27%)
CVS Caremark Corp
5.44%, 6/1/2010 (a)	1,500	1,465

Retail — Petroleum Products (0.10%)
Petro Stopping Centers LP/Petro Financial Corp
9.00%, 2/15/2012	500	519

Rubber — Tires (0.05%)
Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (a)	250	249

Savings & Loans — Thrifts (0.41%)
Washington Mutual Bank/Henderson NV
5.08%, 2/4/2011 (a)	1,000	910
Washington Mutual Inc
4.56%, 1/15/2010 (a)(b)	500	458
5.18%, 3/22/2012 (a)	1,000	884

		2,252

Special Purpose Banks (0.19%)
Korea Development Bank
4.33%, 10/20/2009 (a)(b)	380	381
4.84%, 4/3/2010 (a)	665	664

		1,045

Special Purpose Entity (1.17%)
Genworth Global Funding Trusts
5.15%, 12/15/2010 (a)	935	930
ING USA Global Funding Trust
4.84%, 10/9/2009 (a)	2,300	2,303
Rockies Express Pipeline LLC
5.78%, 8/20/2009 (a)(d)	720	722
Sirens BV
6.33%, 4/13/2012 (a)(d)(e)	2,000	1,912
Williams Cos Inc Credit Linked Certificates
8.16%, 5/1/2009 (a)(d)	500	505

		6,372

Telecommunication Services (0.07%)
Telcordia Technologies Inc
8.01%, 7/15/2012 (a)(d)	440	374

Telephone — Integrated (0.58%)
Deutsche Telekom International Finance
5.06%, 3/23/2009 (a)	375	373

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Telephone — Integrated (continued)
Sprint Nextel Corp
5.24%, 6/28/2010 (a)	$400	$385
Telecom Italia Capital SA
4.56%, 7/18/2011 (a)(b)	800	767
Telefonica Emisiones SAU
5.23%, 6/19/2009 (a)	700	694
5.21%, 2/4/2013 (a)(f)(g)	1,000	937

		3,156

Tobacco (0.55%)
Reynolds American Inc
5.69%, 6/15/2011 (a)	3,200	2,976

Tools — Hand Held (0.25%)
Snap-On Inc
4.51%, 1/12/2010 (a)	1,400	1,387

TOTAL BONDS		$350,519

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (51.45%)
Federal National Mortgage Association (FNMA) (1.42%)
7.24%, 7/1/2026 (a)	529	533
5.02%, 3/1/2033 (a)(b)	980	989
4.33%, 4/1/2033 (a)	493	506
3.89%, 5/1/2033 (a)	890	901
4.36%, 7/1/2033 (a)	499	507
6.92%, 7/1/2033 (a)	233	237
7.63%, 3/1/2034 (a)	499	510
7.43%, 4/1/2034 (a)	909	921
6.85%, 9/1/2034 (a)	314	320
4.49%, 5/1/2035 (a)(b)	1,014	1,019
4.61%, 5/1/2035 (a)	461	462
5.31%, 11/1/2035 (a)	807	811

		7,716

U.S. Treasury Inflation-Indexed Obligations (50.03%)
4.25%, 1/15/2010 (h)	2,217	2,392
0.88%, 4/15/2010 (h)	6,856	6,937
3.50%, 1/15/2011 (h)	14,793	16,161
2.38%, 4/15/2011	212	225
3.38%, 1/15/2012 (h)	8,339	9,277
2.00%, 4/15/2012 (h)	17,116	18,134
3.00%, 7/15/2012 (h)	7,809	8,647
1.88%, 7/15/2013 (h)	9,469	10,035
2.00%, 1/15/2014 (h)	10,061	10,729
2.00%, 7/15/2014 (h)	24,910	26,560
1.63%, 1/15/2015 (h)	16,335	16,985
1.88%, 7/15/2015 (h)	20,298	21,461
2.00%, 1/15/2016 (h)	20,962	22,328
2.50%, 7/15/2016	11,817	13,078
2.38%, 1/15/2017 (h)	3,684	4,044
2.63%, 7/15/2017 (h)	14,704	16,493
1.63%, 1/15/2018 (h)	9,481	9,770
2.38%, 1/15/2025 (h)	2,447	2,699
2.00%, 1/15/2026 (h)	21,253	22,284
2.38%, 1/15/2027 (h)	7,822	8,705
1.75%, 1/15/2028	9,431	9,510
3.63%, 4/15/2028	910	1,210
3.88%, 4/15/2029 (h)	9,685	13,454
3.38%, 4/15/2032 (h)	693	938

		272,056

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$279,772

SHORT TERM INVESTMENTS (0.37%)
Commercial Paper (0.37%)
Snap-On Inc
3.40%, 2/1/2008 (b)	$2,000	$2,000

TOTAL SHORT TERM INVESTMENTS		$2,000

REPURCHASE AGREEMENTS (7.83%)
Finance — Investment Banker & Broker (1.10%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $6,030,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (b)	$5,985	$5,984

Money Center Banks (6.73%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $22,279,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (b)	22,106	22,104
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $7,466,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	7,249	7,248

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $7,466,000; 3.75% – 5.40%; dated 08/03/09 – 04/13/26)	$7,249	$7,249

		36,601

TOTAL REPURCHASE AGREEMENTS		$42,585

Total Investments		$674,876
Liabilities in Excess of Other Assets, Net — (24.12)%		(131,162)

TOTAL NET ASSETS — 100.00%		$543,714

(a)	Variable Rate

(b)	Security was purchased with the cash proceeds from securities loans.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $18,717 or 3.44% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $25,138 or 4.62% of net assets.

(e)	Security is Illiquid

(f)	Non-Income Producing Security

(g)	Security purchased on a when-issued basis.

(h)	Security or a portion of the security was on loan at the end of the period.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$17,294
Unrealized Depreciation	(26,311)

Net Unrealized Appreciation (Depreciation)	(9,017)
Cost for federal income tax purposes	683,893
All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
Receive a return equal to a 1.78% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 45 basis points with Barclays Bank. Expires February 2008.	$15,000	$476

Receive a return equal to a 4.25% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 23 basis points with Morgan Stanley. Expires May 2008.	10,000	127

Receive a semi-annual return equal to a 0.88% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 40 basis points with Barclays Bank. Expires March 2008.	22,000	620

Receive a semi-annual return equal to a 1.63% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 41 basis points with Barclays Bank. Expires March 2008.	7,000	359

Receive a semi-annual return equal to a 2.00% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 28 basis points with Morgan Stanley. Expires February 2008.	15,000	447

Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 14 basis points with Barclays Bank. Expires February 2008.	27,100	2,094

Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 25 basis points with Morgan Stanley. Expires April 2008.	9,000	208

Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 40 basis points with Morgan Stanley. Expires March 2008.	14,000	749

Receive a semi-annual return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay semi-annually a floating rate based on 3-month LIBOR less 6 basis points with Merrill Lynch. Expires February 2008.	16,000	1,150

Schedule of Investments
Inflation Protection Fund
January 31, 2008 (unaudited)

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
Receive a semi-annual return equal to a 2.50% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 57 basis points with Morgan Stanley. Expires March 2008.	$8,000	$385

Receive a semi-annual return equal to a 3.00% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 12 basis points with Morgan Stanley. Expires April 2008.	14,000	113

Receive a semi-annual return equal to a 3.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 14 basis points with Barclays Bank. Expires February 2008.	5,000	677

Receive a semi-annual return equal to a 3.63% U.S. Treasury Inflation Index Obligation and pay semi-annually a floating rate based on 3-month LIBOR less 6 basis points with Merrill Lynch. Expires February 2008.	16,000	3,028

Receive a semi-annual return equal to a 3.88% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1-month LIBOR less 47 basis points with Barclays Bank. Expires March 2008.	12,000	1,355
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Government	50.07%
Financial	21.84%
Asset Backed Securities	20.49%
Mortgage Securities	19.87%
Consumer, Non-cyclical	3.06%
Communications	2.23%
Industrial	2.06%
Energy	1.34%
Consumer, Cyclical	1.23%
Utilities	1.06%
Technology	0.58%
Diversified	0.29%
Liabilities in Excess of Other Assets, Net	(24.12%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Total Return Swaps	2.17%

Schedule of Investments
International Emerging Markets Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (91.90%)
Agricultural Operations (0.72%)
Golden Agri-Resources Ltd	6,685,740	$9,211

Apparel Manufacturers (0.30%)
Youngone Corp	349,710	3,899

Applications Software (0.21%)
Infosys Technologies Ltd ADR (a)	65,470	2,710

Auto — Car & Light Trucks (0.51%)
Hyundai Motor Co (a)	82,775	6,520

Auto — Medium & Heavy Duty Trucks (0.29%)
Mahindra & Mahindra Ltd (a)(b)	211,337	3,698

Auto/Truck Parts & Equipment — Replacement (0.31%)
Weichai Power Co Ltd	800,000	4,035

Batteries & Battery Systems (0.55%)
BYD Electronic International Co Ltd (c)	5,336,500	7,049

Beverages — Non-Alcoholic (0.67%)
Coca-Cola Femsa SAB de CV	1,829,400	8,636

Brewery (1.10%)
Anadolu Efes Biracilik Ve Malt Sanayii	504,695	5,069
Cia Cervecerias Unidas SA	483,172	3,317
Tsingtao Brewery Co Ltd (a)	1,652,000	5,765

		14,151

Building — Heavy Construction (0.23%)
Hanjin Heavy Industries & Construction Holdings Co Ltd (a)(c)	103,780	3,003

Building & Construction — Miscellaneous (1.33%)
GS Engineering & Construction Corp	29,904	3,638
Kumho Industrial Co Ltd — Rights (b)(c)	7,548	—
Kumho Industrial Co Ltd (a)	60,396	2,201
Murray & Roberts Holdings Ltd	654,075	7,590
Orascom Construction Industries	35,139	3,676

		17,105

Building & Construction Products — Miscellaneous (0.04%)
China National Building Material Co Ltd	216,000	485

Building Products — Cement & Aggregate (0.79%)
Cemex SAB de CV (c)	1,696,975	4,636
Grasim Industries Ltd (c)	71,242	5,535

		10,171

Casino Hotels (0.91%)
Genting Bhd	1,134,600	2,584
Resorts World Bhd	7,456,700	9,075

		11,659

Cellular Telecommunications (7.57%)
America Movil SAB de CV ADR	236,398	14,163
Cellcom Israel Ltd	195,823	6,037
China Mobile Ltd	2,406,962	35,486
Mobile Telesystems OJSC ADR	51,523	4,285
MTN Group Ltd	528,429	8,433
SK Telecom Co Ltd	12,515	2,851
SK Telecom Co Ltd ADR	104,628	2,598
Taiwan Mobile Co Ltd	5,960,000	8,616
Turkcell Iletisim Hizmet AS	523,036	4,759
Vimpel-Communications ADR	287,133	9,889

		97,117

Chemicals — Diversified (0.79%)
Nan Ya Plastics Corp	5,039,000	10,111

Chemicals — Other (0.24%)
Kingboard Chemical Holdings Ltd	721,500	3,010

Coal (1.66%)
Banpu Public Co Ltd (b)(c)	386,600	5,258
Bumi Resources Tbk PT	15,666,000	11,128
China Shenhua Energy Co Ltd	938,000	4,887

		21,273

Commercial Banks (12.00%)
Banco do Brasil SA	637,500	10,601
BanColombia SA ADR (a)	156,469	5,228
Bank Leumi Le-Israel BM	1,994,739	10,000
Bank Millennium SA	326,919	1,071
Bank of India	771,132	7,018
Bumiputra-Commerce Holdings Bhd	1,392,600	4,472
Chang Hwa Commercial Bank (c)	4,870,000	2,700
China Construction Bank Corp	16,188,000	11,340
China Merchants Bank Co Ltd	1,104,000	3,892
Credicorp Ltd	39,000	2,793
FirstRand Ltd	2,104,269	4,777
HDFC Bank Ltd	129,457	5,213
ICICI Bank Ltd ADR	126,756	7,702
Industrial & Commercial Bank of China (a)	22,511,000	13,551
Komercni Banka AS	23,736	5,169
Kookmin Bank	37,310	2,454
Korea Exchange Bank	542,710	7,896
Malayan Banking Bhd	1,467,000	5,389
Powszechna Kasa Oszczednosci Bank Polaki SA	503,487	9,447
Pusan Bank	223,145	3,066
Sberank RF GDR (a)(b)(c)	5,006	2,362
Siam Commercial Bank Public (b)(c)	3,114,300	7,245
State Bank of India Ltd (a)(b)	47,779	5,385
Turkiye Garanti Bankasi AS	1,618,860	10,505

Schedule of Investments
International Emerging Markets Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Turkiye Is Bankasi	902,172	$4,582

		153,858

Computers (1.22%)
Acer Inc	2,306,130	3,618
Compal Electronics Inc	4,545,000	3,913
High Tech Computer Corp	430,000	8,107

		15,638

Diversified Financial Services (1.83%)
First Financial Holding Co Ltd	15,458,000	12,728
Fubon Financial Holding Co Ltd	7,983,000	8,106
Intergroup Financial Services Corp (b)(c)	162,220	2,677

		23,511

Diversified Minerals (0.66%)
Antofagasta PLC	638,691	8,402

Diversified Operations (2.65%)
Alfa SAB de CV	643,400	3,961
Beijing Enterprises Holdings Ltd	1,218,000	5,149
China Resources Enterprise	1,950,000	6,573
Citic Pacific Ltd	1,431,000	7,099
GS Holdings Corp	150,280	6,462
KOC Holding AS (c)	1,180,576	4,695

		33,939

Electric — Generation (0.75%)
CEZ	82,834	5,691
Huaneng Power International Inc (a)	4,884,000	3,918

		9,609

Electric — Integrated (0.26%)
Cia Paranaense de Energia	1	—
Korea Electric Power Corp	83,930	3,378

		3,378

Electric — Transmission (0.49%)
Cia de Transmissao de Energia Eletrica	259,300	6,333

Electric Products — Miscellaneous (0.91%)
LG Electronics Inc (a)	120,339	11,680

Electronic Components — Miscellaneous (1.57%)
Asustek Computer Inc	3,172,000	8,272
Hon Hai Precision Industry Co Ltd	986,900	5,298
LG.Philips LCD Co Ltd (a)	152,693	6,587

		20,157

Electronic Components — Semiconductors (2.43%)
Samsung Electronics Co Ltd	49,011	31,225

Electronic Measurement Instruments (0.24%)
Chroma ATE Inc	1,839,000	3,117

Engineering — Research & Development Services (0.61%)
Larsen & Toubro Ltd (a)(b)	51,476	4,858
Voltas Ltd	592,609	2,945

		7,803

Feminine Health Care Products (0.24%)
Hengan International Group Co Ltd (a)	838,826	3,067

Finance — Credit Card (0.26%)
Samsung Card Co	66,832	3,303

Finance — Investment Banker & Broker (0.31%)
Tong Yang Investment Bank	119,160	2,173
Woori Investment & Securities Co Ltd (a)	81,191	1,804

		3,977

Finance — Other Services (0.29%)
Grupo Financiero Banorte SAB de CV	903,800	3,728

Food — Confectionery (0.70%)
Lotte Confectionery Co Ltd (a)	5,600	8,936

Food — Dairy Products (0.40%)
Wimm-Bill-Dann Foods OJSC ADR	44,085	5,114

Food — Retail (0.55%)
Migros Turk TAS	151,539	2,453
Shoprite Holdings Ltd	968,024	4,601

		7,054

Gold Mining (0.67%)
Gold Fields Ltd	359,561	5,370
Zhaojin Mining Industry Co Ltd (a)	811,500	3,259

		8,629

Internet Application Software (0.33%)
Tencent Holdings Ltd	719,400	4,288

Internet Security (0.35%)
Check Point Software Technologies (c)	213,398	4,545

Life & Health Insurance (1.26%)
Cathay Financial Holding Co Ltd	2,534,000	6,063
China Life Insurance Co Ltd	1,432,000	5,156
Sanlam Ltd	1,894,371	4,993

		16,212

Medical — Generic Drugs (1.61%)
Teva Pharmaceutical Industries Ltd ADR (a)	449,494	20,695

Metal — Diversified (0.35%)
MMC Norilsk Nickel ADR	18,369	4,473

Metal — Iron (0.32%)
Novolipetsk Steel OJSC	110,358	4,119

Schedule of Investments
International Emerging Markets Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Metal Processors & Fabrication (0.41%)
Sung Kwang Bend Co Ltd	146,678	$2,739
TK Corp (a)(c)	110,374	2,472

		5,211

Miscellaneous Manufacturers (0.21%)
Peace Mark Holdings Ltd (a)	2,270,000	2,647

Non-Ferrous Metals (0.97%)
Grupo Mexico SAB de CV	1,348,300	7,905
International Nickel Indonesia Tbk PT	5,215,000	4,590

		12,495

Oil — Field Services (0.54%)
Eurasia Drilling Co Ltd (b)(c)	300,135	6,903

Oil Company — Exploration & Production (5.54%)
CNOOC Ltd	13,081,000	18,489
Oao Gazprom (b)(c)(d)	23,609	2,880
Oao Gazprom (c)	921,166	44,953
Oil & Natural Gas Corp Ltd	184,155	4,691

		71,013

Oil Company — Integrated (8.38%)
LUKOIL ADR	258,826	18,027
PetroChina Co Ltd	8,720,807	12,048
Petroleo Brasileiro SA ADR	527,975	58,679
Sasol Ltd	389,305	18,715

		107,469

Oil Refining & Marketing (2.57%)
Reliance Industries Ltd	358,830	22,762
Thai Oil Public (b)(c)	936,900	2,184
Tupras Turkiye Petrol Rafine	309,746	7,976

		32,922

Paper & Related Products (0.73%)
Lee & Man Paper Manufacturing Ltd	791,300	1,767
Votorantim Celulose e Papel SA ADR (a)(c)	258,900	7,651

		9,418

Petrochemicals (0.71%)
LG Chem Ltd	57,437	4,811
PTT Chemical PLC (b)(c)	1,450,900	4,329

		9,140

Platinum (1.07%)
Impala Platinum Holdings Ltd	359,741	13,670

Power Converter & Supply Equipment (0.48%)
Bharat Heavy Electricals Ltd	116,196	6,153

Property & Casualty Insurance (0.27%)
LIG Insurance Co Ltd	163,630	3,478

Public Thoroughfares (0.65%)
Cia de Concessoes Rodoviarias	273,741	4,412
Zhejiang Expressway Co Ltd	3,746,000	3,983

		8,395

Real Estate Operator & Developer (1.39%)
DLF Ltd	324,836	6,756
Hopewell Holdings	1,172,000	5,123
Quality Houses Public Company Ltd (b)(c)	6,730,028	416
Shenzhen Investment Ltd	11,974,000	5,485

		17,780

Retail — Automobile (0.58%)
PT Astra International Tbk	2,479,000	7,472

Retail — Major Department Store (0.41%)
Hyundai Department Store Co Ltd	55,104	5,305

Semiconductor Component — Integrated Circuits (1.42%)
Elan Microelectronics Corp	2,745,000	3,559
Taiwan Semiconductor Manufacturing Co Ltd	7,808,327	14,631

		18,190

Semiconductor Equipment (0.34%)
ASM Pacific Technology (a)	744,500	4,321

Steel — Producers (4.90%)
ArcelorMittal South Africa Ltd	102,377	2,016
China Steel Corp	3,846,000	5,441
Cia Siderurgica Nacional SA ADR (a)	110,886	10,722
Evraz Group SA (b)	152,352	11,147
Mechel ADR (a)	116,177	10,818
POSCO ADR (a)	107,364	14,554
Shougang Concord International Enterprises Company Ltd	10,104,000	2,832
Tata Steel Ltd (c)	275,944	5,326

		62,856

Steel Pipe & Tube (0.15%)
TMK OAO	53,891	1,954

Telecommunication Services (1.77%)
Chunghwa Telecom Co Ltd (c)	1,664,000	3,542
Digi.Com BHD	46	—
Maxcom Telecomunicaciones SAB de CV ADR (c)	393,598	4,916
Reliance Communications Ltd	440,426	6,791
Telekom Malaysia Bhd	2,096,600	7,387

		22,636

Telephone — Integrated (3.65%)
Brasil Telecom Participacoes SA	388,802	5,444
Golden Telecom Inc (c)	80,410	8,259
KT Corp	180,880	9,698
Tele Norte Leste Participacoes SA ADR (a)	270,487	7,033

Schedule of Investments
International Emerging Markets Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (continued)
Telecom Argentina SA ADR (c)	247,412	$5,032
Telefonos de Mexico SAB de CV ADR (a)	313,071	11,302

		46,768

Television (0.30%)
Central European Media Enterprises Ltd (c)	41,021	3,794

Tobacco (0.69%)
ITC Ltd	854,178	4,300
Souza Cruz SA	162,900	4,491

		8,791

Transport — Marine (1.27%)
China COSCO Holdings Co Ltd	1,228,500	2,829
China Shipping Development Co Ltd	1,670,000	4,308
Pacific Basin Shipping Ltd (a)	3,544,000	4,978
STX Pan Ocean Co Ltd (a)	2,380,000	4,202
Wan Hai Lines Ltd	1	—

		16,317

Water (0.58%)
Companhia de Saneamento Basico de Estado de Sao Paulo (c)	354,980	7,499

Web Portals (0.44%)
NHN Corp	26,060	5,605

TOTAL COMMON STOCKS		$1,178,835

PREFERRED STOCKS (5.51%)
Commercial Banks (0.29%)
Banco Bradesco SA	140,400	3,730

Diversified Minerals (2.30%)
Cia Vale do Rio Doce	1,159,620	29,515

Diversified Operations (0.70%)
Investimentos Itau SA	1,552,259	8,939

Electric — Integrated (0.43%)
Cia Energetica de Minas Gerais	347,400	5,522

Food — Meat Products (0.89%)
Sadia SA (c)	2,183,200	11,381

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	4,384	19

Steel — Producers (0.90%)
Usinas Siderurgicas de Minas Gerais SA	246,050	11,540

TOTAL PREFERRED STOCKS		$70,646

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (6.90%)
Commercial Paper (0.67%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$8,549	$8,549

Money Market Funds (6.23%)
BNY Institutional Cash Reserve Fund (e)	79,952	79,952

TOTAL SHORT TERM INVESTMENTS		$88,501

REPURCHASE AGREEMENTS (3.91%)
Finance — Investment Banker & Broker (0.90%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $11,651,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (e)	$11,564	$11,563

Money Center Banks (3.01%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $38,915,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (e)	38,613	38,610

TOTAL REPURCHASE AGREEMENTS		$50,173

Total Investments		$1,388,155
Liabilities in Excess of Other Assets, Net — (8.22)%		(105,440)

TOTAL NET ASSETS — 100.00%		$1,282,715

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $59,342 or 4.63% of net assets.

(c)	Non-Income Producing Security

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,880 or 0.22% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$144,723
Unrealized Depreciation	(113,478)

Net Unrealized Appreciation (Depreciation)	31,245
Cost for federal income tax purposes	1,356,649
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
International Emerging Markets Fund
January 31, 2008 (unaudited)
Portfolio Summary (unaudited)

Country	Percent
Brazil	15.08%
Korea, Republic Of	12.98%
United States	10.81%
Russian Federation	9.67%
Taiwan, Province Of China	8.41%
Hong Kong	8.27%
India	7.94%
China	7.08%
South Africa	5.47%
Mexico	4.62%
Israel	3.22%
Turkey	3.12%
Malaysia	2.25%
Indonesia	1.81%
Thailand	1.51%
Luxembourg	0.87%
Czech Republic	0.85%
Poland	0.82%
Singapore	0.72%
United Kingdom	0.65%
Bermuda	0.51%
Colombia	0.41%
Argentina	0.39%
Egypt	0.29%
Chile	0.26%
Peru	0.21%
Liabilities in Excess of Other Assets, Net	(8.22%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
International Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (98.83%)
Agricultural Chemicals (2.08%)
Agruim Inc (a)	203,900	$13,147
Incitec Pivot Ltd	81,847	8,964
Potash Corp of Saskatchewan (a)	168,000	23,732

		45,843

Agricultural Operations (0.28%)
Golden Agri-Resources Ltd	4,521,000	6,229

Athletic Footwear (0.35%)
Adidas AG	119,510	7,630

Audio & Video Products (1.70%)
Matsushita Electric Industrial Co Ltd	840,000	17,913
Sony Corp	414,100	19,563

		37,476

Auto — Car & Light Trucks (0.93%)
Daimler AG	83,713	6,561
Fiat SpA	589,342	13,840

		20,401

Auto/Truck Parts & Equipment — Original (0.69%)
Aisin Seiki Co Ltd	207,600	8,316
Tokai Rika Co Ltd	228,100	6,947

		15,263

Beverages — Non-Alcoholic (0.60%)
Coca Cola Hellenic Bottling Co SA	314,926	13,296

Brewery (0.60%)
InBev NV	160,255	13,225

Building — Heavy Construction (0.73%)
Vinci SA (b)	236,645	16,179

Building & Construction — Miscellaneous (1.36%)
Bouygues SA	168,516	12,992
Koninklijke Boskalis Westminster NV	95,341	5,191
Leighton Holdings Ltd (b)	261,158	11,753

		29,936

Building Products — Air & Heating (0.61%)
Daikin Industries Ltd	297,800	13,483

Building Products — Doors & Windows (0.90%)
Asahi Glass Co Ltd (b)	931,000	11,712
Nippon Sheet Glass Co Ltd	1,738,369	8,026

		19,738

Chemicals — Diversified (2.82%)
Arkema (a)	104,905	5,956
BASF SE	197,443	25,815
Bayer AG	299,597	24,725
Koninklijke DSM NV	130,995	5,530

		62,026

Chemicals — Specialty (0.40%)
SGL Carbon AG (a)	175,931	8,894

Circuit Boards (0.45%)
Ibiden Co Ltd	157,100	9,974

Commercial Banks (4.28%)
Alpha Bank AE	341,781	11,326
BOC Hong Kong Holdings Ltd	2,265,000	5,663
Chiba Bank Ltd/The	705,000	5,256
DBS Group Holdings Ltd	514,000	6,413
DnB NOR ASA	572,300	7,480
Julius Baer Holding AG	202,506	14,225
KBC Groep NV	79,537	10,154
National Bank of Greece SA	237,231	14,500
Standard Chartered PLC	569,989	19,114

		94,131

Commercial Services (0.28%)
Aggreko Plc	584,736	6,269

Computer Services (0.41%)
CGI Group Inc (a)	901,216	9,021

Computers (1.00%)
Research in Motion Ltd (a)	235,100	22,024

Cosmetics & Toiletries (0.48%)
Oriflame Cosmetics SA	192,700	10,578

Dialysis Centers (0.39%)
Fresenius Medical Care AG & Co KGaA	166,300	8,571

Distribution & Wholesale (0.21%)
Matsuda Sangyo Co Ltd (b)	177,222	4,625

Diversified Manufacturing Operations (1.65%)
Bombardier Inc (a)	1,155,300	5,696
Charter Plc (a)	556,820	7,752
Siemens AG (b)	176,993	22,912

		36,360

Diversified Minerals (5.07%)
Anglo American PLC	490,081	27,090
BHP Billiton Ltd	1,040,100	34,874
BHP Billiton PLC	816,938	24,687
Xstrata PLC	325,525	25,057

		111,708

Schedule of Investments
International Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Diversified Operations (0.40%)
GEA Group AG	284,210	$8,787

Electric — Integrated (3.72%)
E.ON AG	217,302	40,225
Enel SpA	802,591	8,914
International Power PLC	1,562,060	12,456
RWE AG	68,310	8,431
Union Fenosa SA	179,146	11,978

		82,004

Electric Products — Miscellaneous (0.78%)
Hitachi Ltd	2,291,000	17,165

Electronic Components — Miscellaneous (0.91%)
Chemring Group Plc	262,551	11,319
Nippon Electric Glass Co Ltd	584,000	8,725

		20,044

Energy — Alternate Sources (0.92%)
Q-Cells AG (a)	67,484	6,409
Vestas Wind Systems A/S (a)	143,200	13,909

		20,318

Engineering — Research & Development Services (1.70%)
ABB Ltd	992,182	24,816
WorleyParsons Ltd	357,120	12,691

		37,507

Enterprise Software & Services (0.85%)
Autonomy Corp PLC (a)	569,995	10,423
Nomura Research Institute Ltd	310,600	8,261

		18,684

Entertainment Software (0.52%)
UBISOFT Entertainment (a)	126,543	11,501

Filtration & Separation Products (0.44%)
Alfa Laval AB	179,675	9,698

Finance — Investment Banker & Broker (1.13%)
Babcock & Brown Ltd (b)	387,499	6,500
Bolsas y Mercados Espanoles	165,803	10,218
Macquarie Group Ltd (b)	138,239	8,053

		24,771

Finance — Other Services (1.65%)
Deutsche Boerse AG	131,321	23,116
Hong Kong Exchanges and Clearing Ltd (b)	628,500	13,106

		36,222

Food — Miscellaneous/Diversified (3.63%)
Nestle SA	129,425	57,943
Unilever NV	362,504	11,821
Unilever PLC	309,002	10,192

		79,956

Food — Retail (2.61%)
Tesco PLC	3,102,054	25,932
WM Morrison Supermarkets PLC	2,515,643	15,136
Woolworths Ltd	626,820	16,336

		57,404

Gas — Distribution (0.68%)
Centrica PLC	2,253,830	14,962

Gold Mining (1.12%)
Barrick Gold Corp. (a)	476,500	24,588

Import & Export (1.32%)
ITOCHU Corp	933,000	8,625
Marubeni Corp	1,609,000	11,223
Mitsubishi Corp	344,200	9,121

		28,969

International Equity (3.11%)
iShares MSCI EAFE Index Fund (b)	947,015	68,460

Internet Content — Information & News (0.34%)
Seek Ltd (b)	1,308,917	7,473

Internet Security (0.38%)
Trend Micro Inc	234,500	8,470

Life & Health Insurance (0.35%)
Power Corp Of Canada (b)	216,000	7,659

Machinery — Construction & Mining (0.60%)
Komatsu Ltd	541,800	13,209

Machinery — Electrical (0.25%)
Konecranes Oyj	180,268	5,520

Machinery — General Industry (1.15%)
Alstom	66,134	13,355
MAN AG	96,008	11,910

		25,265

Medical — Biomedical/Gene (0.65%)
CSL Ltd/Australia	459,586	14,387

Medical — Drugs (6.06%)
Actelion Ltd (a)	173,068	8,652
AstraZeneca PLC	232,423	9,756
GlaxoSmithKline PLC	1,244,206	29,488
Novartis AG	481,778	24,409
Novo Nordisk A/S	302,850	19,107
Roche Holding AG	145,415	26,403

Schedule of Investments
International Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical — Drugs (continued)
Shire PLC	648,934	$11,629
Taisho Pharmaceutical Co	187,283	3,903

		133,347

Medical — Wholesale Drug Distribution (0.21%)
Galenica AG	13,727	4,684

Medical Products (0.82%)
Cochlear Ltd	154,457	9,740
Sonova Holding AG	92,883	8,303

		18,043

Metal — Copper (0.38%)
First Quantum Minerals Ltd	112,600	8,432
Metal — Diversified (1.62%)
Rio Tinto Ltd (b)	185,470	20,923
Rio Tinto PLC	147,660	14,784

		35,707

Multi-Line Insurance (0.59%)
Zurich Financial Services AG	45,159	12,930

Multimedia (0.48%)
Vivendi (b)	259,593	10,460

Non-Ferrous Metals (0.52%)
Mitsubishi Materials Corp	2,789,000	11,546
Office Automation & Equipment (0.27%)
Canon Inc	139,230	5,902

Oil — Field Services (1.24%)
Fugro NV	169,024	11,585
John Wood Group PLC	690,253	5,251
Petrofac Ltd	1,019,809	10,541

		27,377

Oil Company — Exploration & Production (1.74%)
Addax Petroleum Corp	187,100	7,534
EnCana Corp (a)	388,700	25,624
Petrobank Energy & Resources Ltd (a)	100,400	5,043

		38,201

Oil Company — Integrated (2.22%)
BG Group PLC	1,313,423	28,950
Imperial Oil Ltd (a)(b)	252,800	12,428
Petro Canada (a)	162,500	7,385

		48,763

Photo Equipment & Supplies (1.56%)
Konica Minolta Holdings Inc	726,000	11,700
Nikon Corp	391,000	10,872
Olympus Corp	351,000	11,840

		34,412

Publishing — Books (0.39%)
Yell Group PLC	1,302,994	8,689

Publishing — Periodicals (0.29%)
United Business Media PLC	573,080	6,311

Real Estate Management & Services (0.80%)
Mitsubishi Estate Co Ltd	652,000	17,551

Real Estate Operator & Developer (1.69%)
CapitaLand Ltd	2,184,000	9,249
City Developments Ltd	667,000	5,380
Henderson Land Development Co Ltd	727,000	6,279
Keppel Land Ltd (b)	1,365,000	6,049
Kerry Properties Ltd	624,500	4,210
Urban Corp (b)	637,600	5,939

		37,106

REITS — Diversified (0.45%)
Unibail-Rodamco	42,000	9,967

Retail — Apparel & Shoe (1.14%)
Hennes & Mauritz AB	263,550	14,286
Inditex SA	214,396	10,771

		25,057

Retail — Computer Equipment (0.36%)
Game Group Plc	2,004,913	7,999

Retail — Consumer Electronics (0.25%)
GOME Electrical Appliances Holdings Ltd (b)	2,369,000	5,401

Retail — Discount (0.29%)
Harvey Norman Holdings Ltd	1,264,536	6,410

Retail — Drug Store (0.46%)
Shoppers Drug Mart Corp	205,700	10,059

Retail — Jewelry (0.52%)
Swatch Group AG	42,443	11,459

Retail — Video Rental (0.20%)
Geo Corp (b)	2,814	4,370

Rubber — Tires (0.32%)
Compagnie Generale des Etablissements Michelin (b)	73,135	7,058

Security Services (0.10%)
G4S PLC	522,795	2,296

Schedule of Investments
International Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Semiconductor Equipment (0.30%)
ASML Holding NV (a)	253,140	$6,680

Soap & Cleaning Products (0.71%)
Reckitt Benckiser Group PLC	298,315	15,620

Steel — Producers (2.62%)
ArcelorMittal	372,503	24,400
OneSteel Ltd	658,307	3,976
Salzgitter AG	65,784	10,424
Ssab Svenskt Stal AB	323,100	8,564
Voestalpine AG	166,667	10,278

		57,642

Telecommunication Equipment (0.67%)
Tandberg ASA	362,200	6,313
VTech Holdings Ltd (b)	1,463,000	8,436

		14,749

Telephone — Integrated (2.63%)
KDDI Corp	1,936	13,229
Telefonica SA	1,524,904	44,579

		57,808

Textile — Products (0.10%)
Nisshinbo Industries Inc	201,416	2,169

Therapeutics (0.45%)
Grifols SA(b)	401,826	9,817

Tobacco (2.45%)
British American Tobacco PLC	603,552	21,621
Imperial Tobacco Group PLC	376,376	18,410
Japan Tobacco Inc	2,636	13,989

		54,020

Tools — Hand Held (0.49%)
Makita Corp	286,300	10,730

Toys (1.03%)
Nintendo Co Ltd	44,700	22,604

Transport — Marine (0.54%)
Mitsui OSK Lines Ltd	977,000	11,994

Transport — Rail (0.60%)
Central Japan Railway Co	1,434	13,284

Transport — Services (0.61%)
National Express Group PLC	264,053	6,228
Stagecoach Group PLC	1,486,458	7,169

		13,397

Travel Services (0.26%)
Thomas Cook Group PLC (a)	1,078,028	5,743

Wire & Cable Products (0.70%)
Nexans SA	72,337	7,994
Prysmian SpA(a)	364,331	7,318

		15,312

Wireless Equipment (2.22%)
Nokia OYJ	1,326,008	48,827

TOTAL COMMON STOCKS		$2,175,836

PREFERRED STOCKS (0.52%)
Auto — Car & Light Trucks (0.52%)
Porsche Automobil Holding SE	6,375	11,547

TOTAL PREFERRED STOCKS		$11,547

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (4.66%)
Commercial Paper (0.76%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$16,679	$16,679

Money Market Funds (3.90%)
BNY Institutional Cash Reserve Fund (c)	85,948	85,948

TOTAL SHORT TERM INVESTMENTS		$102,627

REPURCHASE AGREEMENTS (1.40%)
Finance — Investment Banker & Broker (0.90%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $19,909,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$19,760	$19,759

Money Center Banks (0.50%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $11,034,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	10,948	10,947

TOTAL REPURCHASE AGREEMENTS		$30,706

Total Investments		$2,320,716
Liabilities in Excess of Other Assets, Net — (5.41)%		(119,102)

TOTAL NET ASSETS — 100.00%		$2,201,614

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
International Growth Fund
January 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$229,351
Unrealized Depreciation	(153,988)

Net Unrealized Appreciation (Depreciation)	75,363
Cost for federal income tax purposes	2,245,353
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

United Kingdom	17.98%
Japan	16.45%
Switzerland	10.28%
Germany	10.26%
United States	9.16%
Canada	7.94%
Australia	7.36%
France	4.34%
Spain	3.97%
Finland	2.47%
Hong Kong	1.96%
Netherlands	1.85%
Greece	1.78%
Luxembourg	1.59%
Singapore	1.51%
Denmark	1.50%
Sweden	1.48%
Italy	1.37%
Belgium	1.06%
Norway	0.63%
Austria	0.47%
Liabilities in Excess of Other Assets, Net	(5.41%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
LargeCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.35%)
Aerospace & Defense Equipment (1.97%)
United Technologies Corp	859,200	$63,074

Agricultural Chemicals (4.43%)
Monsanto Co	652,797	73,400
Potash Corp of Saskatchewan	485,100	68,341

		141,741

Agricultural Operations (1.76%)
Archer-Daniels-Midland Co	1,276,000	56,208

Airlines (1.97%)
UAL Corp (a)	1,659,938	62,995

Applications Software (4.89%)
Microsoft Corp	4,794,500	156,301

Auto — Car & Light Trucks (1.58%)
General Motors Corp (a)	1,780,473	50,405

Beverages — Non-Alcoholic (4.39%)
Coca-Cola Co/The	2,371,703	140,334

Commercial Services — Finance (1.08%)
Western Union Co/The	1,537,900	34,449

Computers (6.22%)
Apple Inc(b)	492,207	66,625
Hewlett-Packard Co	2,127,100	93,061
Research In Motion Ltd (b)	417,591	39,203

		198,889

Cosmetics & Toiletries (1.75%)
Avon Products Inc	1,596,161	55,898

Data Processing & Management (2.08%)
Mastercard Inc	321,981	66,650

E-Commerce — Products (0.93%)
Amazon.com Inc (a)(b)	382,400	29,713

E-Commerce — Services (1.19%)
eBay Inc (b)	1,410,700	37,934

Electric Products — Miscellaneous (1.62%)
Emerson Electric Co	1,017,400	51,725

Electronic Components — Miscellaneous (0.98%)
Garmin Ltd(a)	436,000	31,457

Electronic Components — Semiconductors (3.04%)
MEMC Electronic Materials Inc (b)	875,500	62,563
Nvidia Corp (b)	1,408,300	34,630

		97,193

Energy — Alternate Sources (0.93%)
First Solar Inc (a)(b)	164,500	29,901

Fiduciary Banks (1.02%)
State Street Corp	398,000	32,684

Finance — Investment Banker & Broker (4.65%)
Goldman Sachs Group Inc/The	466,500	93,659
JPMorgan Chase & Co	1,159,000	55,111

		148,770

Food — Confectionery (1.97%)
WM Wrigley Jr Co	1,096,551	62,975

Instruments — Scientific (1.47%)
Thermo Fisher Scientific Inc (a)(b)	912,200	46,969

Machinery — Farm (2.24%)
Deere & Co	815,600	71,577

Medical — Biomedical/Gene (2.32%)
Genzyme Corp (b)	495,000	38,675
Millennium Pharmaceuticals Inc (a)(b)	2,336,200	35,440

		74,115

Medical — Drugs (1.98%)
Merck & Co Inc	1,366,085	63,222

Medical — Generic Drugs (1.68%)
Teva Pharmaceutical Industries Ltd ADR (a)	1,170,400	53,885

Medical Instruments (2.03%)
Intuitive Surgical Inc (b)	255,771	64,966

Medical Products (1.25%)
Baxter International Inc	660,000	40,088

Networking Products (2.56%)
Cisco Systems Inc (b)	3,347,600	82,016

Oil Company — Exploration & Production (5.63%)
Devon Energy Corp	1,047,300	89,000
Occidental Petroleum Corp	866,900	58,836
XTO Energy Inc	619,000	32,151

		179,987

Oil Company — Integrated (0.84%)
Hess Corp	297,000	26,977

Oil Field Machinery & Equipment (1.67%)
National Oilwell Varco Inc (b)	887,000	53,424

Optical Supplies (1.55%)
Alcon Inc(a)	349,800	49,672

Schedule of Investments
LargeCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Pharmacy Services (4.12%)
Express Scripts Inc (b)	921,400	$62,185
Medco Health Solutions Inc (b)	1,387,800	69,501

		131,686

Retail — Apparel & Shoe (1.00%)
Guess ? Inc	861,322	32,136

Retail — Discount (1.72%)
Wal-Mart Stores Inc	1,082,000	55,052

Retail — Major Department Store (1.27%)
Saks Inc (a)(b)	2,243,900	40,502

Retail — Restaurants (2.14%)
McDonald’s Corp	1,279,000	68,490

Schools (1.13%)
Apollo Group Inc (b)	453,000	36,122

Therapeutics (3.42%)
Gilead Sciences Inc (b)	2,397,400	109,537

Web Portals (3.20%)
Google Inc (b)	181,490	102,415

Wireless Equipment (2.68%)
Nokia OYJ ADR	2,324,000	85,872

TOTAL COMMON STOCKS		$3,018,006

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (3.44%)
Money Market Funds (3.44%)
BNY Institutional Cash Reserve Fund (c)	$109,934	$109,934

TOTAL SHORT TERM INVESTMENTS		$109,934

REPURCHASE AGREEMENTS (6.96%)
Money Center Banks (6.96%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $22,653,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	$22,477	$22,475
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $103,100,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	100,104	100,096
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $103,100,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	$100,105	$100,097

		222,668

TOTAL REPURCHASE AGREEMENTS		$222,668

Total Investments		$3,350,608
Liabilities in Excess of Other Assets, Net — (4.75)%		(151,885)

TOTAL NET ASSETS — 100.00%		$3,198,723

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$390,762
Unrealized Depreciation	(93,382)

Net Unrealized Appreciation (Depreciation)	297,380
Cost for federal income tax purposes	3,053,228
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	30.42%
Technology	16.23%
Financial	16.07%
Communications	10.56%
Consumer, Cyclical	9.68%
Energy	9.08%
Industrial	8.28%
Basic Materials	4.43%
Liabilities in Excess of Other Assets, Net	(4.75%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.20%)
Advertising Agencies (0.15%)
Interpublic Group of Cos Inc (a)(b)	40,676	$363
Omnicom Group Inc	28,208	1,280

		1,643

Aerospace & Defense (1.63%)
Boeing Co	66,881	5,563
General Dynamics Corp	34,721	2,933
Lockheed Martin Corp	29,947	3,232
Northrop Grumman Corp	29,198	2,317
Raytheon Co	37,045	2,413
Rockwell Collins Inc	14,058	888

		17,346

Aerospace & Defense Equipment (0.65%)
Goodrich Corp	10,779	674
United Technologies Corp	85,299	6,262

		6,936

Agricultural Chemicals (0.50%)
Monsanto Co	47,185	5,305

Agricultural Operations (0.23%)
Archer-Daniels-Midland Co	55,476	2,444

Airlines (0.07%)
Southwest Airlines Co	63,341	743

Apparel Manufacturers (0.06%)
VF Corp	7,597	588

Appliances (0.05%)
Whirlpool Corp (a)	6,670	568

Applications Software (2.28%)
Citrix Systems Inc (b)	16,370	567
Compuware Corp (b)	24,697	210
Intuit Inc (a)(b)	28,710	881
Microsoft Corp	694,269	22,633

		24,291

Athletic Footwear (0.19%)
Nike Inc	33,138	2,047

Audio & Video Products (0.02%)
Harman International Industries Inc	5,218	243

Auto — Car & Light Trucks (0.24%)
Ford Motor Co (a)(b)	182,092	1,209
General Motors Corp (a)	48,840	1,383

		2,592

Auto — Medium & Heavy Duty Trucks (0.14%)
Paccar Inc	31,783	1,491
Auto/Truck Parts & Equipment — Original (0.17%)
Johnson Controls Inc	51,241	1,812

Beverages — Non-Alcoholic (1.94%)
Coca-Cola Co/The	171,498	10,147
Coca-Cola Enterprises Inc	24,695	570
Pepsi Bottling Group Inc	11,967	417
PepsiCo Inc	138,903	9,472

		20,606

Beverages — Wine & Spirits (0.08%)
Brown-Forman Corp(a)	7,455	469
Constellation Brands Inc (a)(b)	16,730	350

		819

Brewery (0.33%)
Anheuser-Busch Cos Inc	63,323	2,946
Molson Coors Brewing Co	11,793	527

		3,473

Broadcasting Services & Programming (0.12%)
Clear Channel Communications Inc	42,966	1,320

Building — Residential & Commercial (0.13%)
Centex Corp (a)	10,490	291
DR Horton Inc	23,919	412
KB Home	6,647	183
Lennar Corp (a)	12,027	248
Pulte Homes Inc	18,337	300

		1,434

Building Products — Air & Heating (0.06%)
Trane Inc	14,791	662

Building Products — Wood (0.07%)
Masco Corp	31,824	730

Cable TV (0.58%)
Comcast Corp	265,187	4,816
DIRECTV Group Inc/The (b)	61,949	1,399

		6,215

Casino Services (0.11%)
International Game Technology	27,216	1,161

Chemicals — Diversified (0.77%)
Dow Chemical Co/The	81,493	3,150
EI Du Pont de Nemours & Co	77,580	3,505
PPG Industries Inc	14,130	934
Rohm & Haas Co	10,813	577

		8,166

Chemicals — Specialty (0.23%)
Ashland Inc	4,834	220
Eastman Chemical Co	6,992	462

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Chemicals — Specialty (continued)
Ecolab Inc	15,073	$727
Hercules Inc	9,978	175
International Flavors & Fragrances Inc	7,018	299
Sigma-Aldrich Corp	11,220	557

		2,440

Coal (0.22%)
Consol Energy Inc	15,657	1,143
Peabody Energy Corp	22,850	1,234

		2,377

Coatings & Paint (0.05%)
Sherwin-Williams Co/The	8,997	515

Commercial Banks (0.55%)
BB&T Corp	47,413	1,720
Commerce Bancorp Inc/NJ	16,812	641
First Horizon National Corp (a)	10,906	236
M&T Bank Corp (a)	6,448	592
Marshall & Ilsley Corp	22,204	620
Regions Financial Corp	59,980	1,514
Zions Bancorporation	9,322	510

		5,833

Commercial Services (0.02%)
Convergys Corp (b)	11,238	174

Commercial Services — Finance (0.29%)
Equifax Inc	11,377	422
H&R Block Inc	28,047	540
Moody’s Corp	18,507	648
Western Union Co/The	64,797	1,451

		3,061

Computer Aided Design (0.08%)
Autodesk Inc (b)	19,925	820

Computer Services (0.26%)
Affiliated Computer Services Inc (b)	8,671	423
Cognizant Technology Solutions Corp (b)	25,056	699
Computer Sciences Corp (b)	14,102	597
Electronic Data Systems Corp	44,189	888
Unisys Corp (b)	30,008	125

		2,732

Computers (3.56%)
Apple Inc (b)	75,551	10,227
Dell Inc (b)	193,377	3,875
Hewlett-Packard Co	222,463	9,733
International Business Machines Corp	118,905	12,763
Sun Microsystems Inc (b)	71,499	1,251

		37,849

Computers — Integrated Systems (0.03%)
Teradata Corp (b)	15,619	372

Computers — Memory Devices (0.38%)
EMC Corp/Massachusetts (b)	181,058	2,873
Network Appliance Inc (b)	29,701	690
SanDisk Corp (a)(b)	19,693	501

		4,064

Computers — Peripheral Equipment (0.03%)
Lexmark International Inc (b)	8,174	296

Consumer Products — Miscellaneous (0.38%)
Clorox Co	11,952	733
Fortune Brands Inc	13,182	922
Kimberly-Clark Corp	36,511	2,397

		4,052

Containers — Metal & Glass (0.04%)
Ball Corp	8,672	398

Containers — Paper & Plastic (0.09%)
Bemis Co Inc (a)	8,674	236
Pactiv Corp (b)	11,259	322
Sealed Air Corp	13,938	364

		922

Cosmetics & Toiletries (2.14%)
Avon Products Inc	37,024	1,296
Colgate-Palmolive Co	43,988	3,387
Estee Lauder Cos Inc/The	9,826	415
Procter & Gamble Co	267,988	17,674

		22,772

Cruise Lines (0.16%)
Carnival Corp	37,692	1,677

Data Processing & Management (0.43%)
Automatic Data Processing Inc	45,405	1,842
Fidelity National Information Services	14,729	625
Fiserv Inc (b)	14,207	730
Paychex Inc	28,778	942
Total System Services Inc	17,054	394

		4,533

Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)	12,065	387

Disposable Medical Products (0.08%)
CR Bard Inc	8,793	849

Distribution & Wholesale (0.10%)
Genuine Parts Co	14,488	636
WW Grainger Inc	5,812	463

		1,099

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (4.83%)
3M Co	61,545	$4,902
Cooper Industries Ltd	15,538	692
Danaher Corp	21,846	1,627
Dover Corp	17,147	692
Eaton Corp	12,642	1,046
General Electric Co (c)	872,074	30,880
Honeywell International Inc	64,439	3,806
Illinois Tool Works Inc	35,673	1,798
Ingersoll-Rand Co Ltd	23,508	929
ITT Corp	15,645	930
Leggett & Piatt Inc	14,679	279
Parker Hannifin Corp	14,516	981
Textron Inc	21,508	1,206
Tyco International Ltd	42,698	1,681

		51,449

Diversified Operations (0.06%)
Leucadia National Corp	14,591	645

Drug Delivery Systems (0.05%)
Hospira Inc (b)	13,596	559

E-Commerce — Products (0.19%)
Amazon.com Inc (b)	26,511	2,060

E-Commerce — Services (0.33%)
eBay Inc (b)	98,110	2,638
Expedia Inc (a)(b)	17,921	412
IAC/InterActiveCorp (a)(b)	15,909	413

		3,463

Electric — Generation (0.10%)
AES Corp/The (b)	57,751	1,102

Electric — Integrated (3.13%)
Allegheny Energy Inc	14,345	786
Ameren Corp	17,949	804
American Electric Power Co Inc	34,517	1,478
Centerpoint Energy Inc	27,721	444
CMS Energy Corp	19,423	304
Consolidated Edison Inc	23,429	1,021
Constellation Energy Group Inc	15,589	1,465
Dominion Resources Inc/VA	50,466	2,170
DTE Energy Co	14,127	603
Duke Energy Corp	108,815	2,031
Edison International	28,115	1,466
Entergy Corp	16,773	1,815
Exelon Corp	56,949	4,339
FirstEnergy Corp	26,304	1,873
FPL Group Inc	35,127	2,265
Integrys Energy Group Inc	6,581	320
Pepco Holdings Inc	17,281	440
PG&E Corp	30,551	1,254
Pinnacle West Capital Corp	8,662	333
PPL Corp	32,117	1,571
Progress Energy Inc	22,367	1,010
Public Service Enterprise Group Inc	21,945	2,107
Southern Co	65,536	2,382
TECO Energy Inc	18,180	303
Xcel Energy Inc	36,236	753

		33,337

Electric Products — Miscellaneous (0.35%)
Emerson Electric Co	67,931	3,453
Molex Inc	12,216	294

		3,747

Electronic Components — Miscellaneous (0.16%)
Jabil Circuit Inc	17,955	238
Tyco Electronics Ltd	42,903	1,450

		1,688

Electronic Components — Semiconductors (2.00%)
Advanced Micro Devices Inc (a)(b)	52,089	398
Altera Corp	28,982	489
Broadcom Corp (b)	40,600	896
Intel Corp	504,543	10,696
LSI Corp (a)(b)	60,915	318
MEMC Electronic Materials Inc (b)	19,770	1,413
Microchip Technology Inc	18,487	590
Micron Technology Inc (a)(b)	65,617	461
National Semiconductor Corp	20,275	374
Nvidia Corp (b)	47,941	1,179
QLogic Corp (b)	11,812	169
Texas Instruments Inc	120,653	3,732
Xilinx Inc	25,369	555

		21,270

Electronic Forms (0.16%)
Adobe Systems Inc (b)	49,513	1,730

Electronic Measurement Instruments (0.11%)
Agilent Technologies Inc (b)	33,356	1,131

Electronics — Military (0.11%)
L-3 Communications Holdings Inc	10,853	1,203

Engineering — Research & Development Services (0.16%)
Fluor Corp	7,630	928
Jacobs Engineering Group Inc (b)	10,426	797

		1,725

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Engines — Internal Combustion (0.08%)
Cummins Inc	17,626	$851

Enterprise Software & Services (0.80%)
BMC Software Inc (b)	16,897	541
CA Inc	33,814	745
Novell Inc (b)	30,189	192
Oracle Corp (b)	340,280	6,993

		8,471

Entertainment Software (0.12%)
Electronic Arts Inc (b)	27,179	1,287

Fiduciary Banks (0.80%)
Bank of New York Mellon Corp/The	98,258	4,582
Northern Trust Corp	16,512	1,211
State Street Corp	33,326	2,737

		8,530

Filtration & Separation Products (0.04%)
Pall Corp	10,579	390

Finance — Commercial (0.04%)
CIT Group Inc	16,363	458

Finance — Consumer Loans (0.09%)
SLM Corp	44,444	967

Finance — Credit Card (0.54%)
American Express Co	100,911	4,977
Discover Financial Services	41,209	721

		5,698

Finance — Investment Banker & Broker (4.45%)
Bear Stearns Cos Inc/The (a)	9,963	900
Charles Schwab Corp/The	80,830	1,802
Citigroup Inc	430,790	12,157
E*Trade Financial Corp (a)(b)	39,790	198
Goldman Sachs Group Inc/The	34,316	6,890
JPMorgan Chase & Co	289,855	13,783
Lehman Brothers Holdings Inc	45,738	2,935
Merrill Lynch & Co Inc	73,868	4,166
Morgan Stanley	91,574	4,526

		47,357

Finance — Mortgage Loan/Banker (0.46%)
Countrywide Financial Corp	49,937	347
Fannie Mae	84,407	2,858
Freddie Mac	57,086	1,735

		4,940

Finance — Other Services (0.52%)
CME Group Inc	4,726	2,925
IntercontinentalExchange Inc (b)	6,003	840
NYSE Euronext	22,867	1,799

		5,564

Financial Guarantee Insurance (0.04%)
AMBAC Financial Group Inc (a)	8,763	103
MBIA Inc (a)	10,837	168
MGIC Investment Corp (a)	7,058	130

		401

Food — Confectionery (0.15%)
Hershey Co/The (a)	14,498	525
WM Wrigley Jr Co	18,797	1,079

		1,604

Food — Dairy Products (0.03%)
Dean Foods Co	11,356	318

Food — Meat Products (0.03%)
Tyson Foods Inc	23,629	337

Food — Miscellaneous/Diversified (0.99%)
Campbell Soup Co	19,199	607
ConAgra Foods Inc	42,046	905
General Mills Inc	29,136	1,591
HJ Heinz Co	27,347	1,164
Kellogg Co	22,774	1,091
Kraft Foods Inc	133,509	3,906
McCormick & Co Inc/MD	11,023	372
Sara Lee Corp	62,491	879

		10,515

Food — Retail (0.30%)
Kroger Co/The	58,779	1,496
Safeway Inc	38,175	1,183
Whole Foods Market Inc (a)	12,025	474

		3,153

Food — Wholesale & Distribution (0.19%)
SUPERVALU Inc	18,242	548
Sysco Corp	52,479	1,525

		2,073

Forestry (0.17%)
Plum Creek Timber Co Inc (a)	14,866	621
Weyerhaeuser Co	18,081	1,224

		1,845

Gas — Distribution (0.18%)
Nicor Inc	3,894	160
NiSource Inc	23,659	449
Sempra Energy	22,557	1,261

		1,870

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Gold Mining (0.20%)
Newmont Mining Corp	38,990	$2,119

Health Care Cost Containment (0.15%)
McKesson Corp	24,971	1,568

Home Decoration Products (0.05%)
Newell Rubbermaid Inc	24,101	581

Hotels & Motels (0.20%)
Marriott International Inc/DE	26,974	970
Starwood Hotels & Resorts Worldwide Inc	17,184	777
Wyndham Worldwide Corp (a)	15,353	362

		2,109

Human Resources (0.07%)
Monster Worldwide Inc (a)(b)	11,039	308
Robert Half International Inc	13,898	386

		694

Independent Power Producer (0.03%)
Dynegy Inc (b)	42,780	300

Industrial Automation & Robots (0.07%)
Rockwell Automation Inc/DE	12,877	734

Industrial Gases (0.36%)
Air Products & Chemicals Inc	18,586	1,673
Praxair Inc	27,260	2,206

		3,879

Instruments — Scientific (0.29%)
Applera Corp — Applied Biosystems Group	14,513	457
PerkinElmer Inc	10,229	255
Thermo Fisher Scientific Inc (b)	36,409	1,875
Waters Corp (b)	8,666	498

		3,085

Insurance Brokers (0.22%)
Aon Corp	25,336	1,102
Marsh & McLennan Cos Inc	44,884	1,239

		2,341

Internet Infrastructure Software (0.04%)
Akamai Technologies Inc (a)(b)	14,339	433

Internet Security (0.19%)
Symantec Corp (a)(b)	74,838	1,342
VeriSign Inc (a)(b)	19,066	647

		1,989

Investment Companies (0.05%)
American Capital Strategies Ltd (a)	16,544	582

Investment Management & Advisory Services (0.49%)
Ameriprise Financial Inc	20,011	1,107
Federated Investors Inc	7,462	318
Franklin Resources Inc	13,954	1,454
Janus Capital Group Inc (a)	13,239	357
Legg Mason Inc	11,587	834
T Rowe Price Group Inc	22,785	1,153

		5,223

Leisure & Recreation Products (0.01%)
Brunswick Corp/DE (a)	7,588	144

Life & Health Insurance (0.89%)
Aflac Inc	42,094	2,582
Cigna Corp	24,089	1,184
Lincoln National Corp	23,232	1,263
Prudential Financial Inc	39,176	3,305
Torchmark Corp	7,954	486
Unum Group	31,136	704

		9,524

Linen Supply & Related Items (0.04%)
Cintas Corp	11,652	382

Machinery — Construction & Mining (0.42%)
Caterpillar Inc	54,878	3,904
Terex Corp (b)	8,853	520

		4,424

Machinery — Farm (0.32%)
Deere & Co	38,292	3,361

Machinery — General Industry (0.04%)
Manitowoc Co Inc/The	11,203	427

Medical — Biomedical/Gene (0.93%)
Amgen Inc (b)	93,854	4,373
Biogen Idec Inc (b)	25,315	1,543
Celgene Corp (b)	33,296	1,868
Genzyme Corp (b)	22,951	1,793
Millipore Corp (a)(b)	4,709	330

		9,907

Medical — Drugs (4.58%)
Abbott Laboratories	133,343	7,507
Allergan Inc/United States	26,489	1,780
Bristol-Myers Squibb Co	170,727	3,959
Eli Lilly & Co	85,156	4,387
Forest Laboratories Inc (b)	26,910	1,070
King Pharmaceuticals Inc (b)	21,093	222
Merck & Co Inc	187,818	8,692
Pfizer Inc	589,350	13,785
Schering-Plough Corp	139,767	2,735

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Wyeth	115,556	$4,599

		48,736

Medical — Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)	9,298	485
Mylan Inc (a)	26,094	389
Watson Pharmaceuticals Inc (b)	8,942	234

		1,108

Medical — HMO (1.29%)
Aetna Inc	43,180	2,300
Coventry Health Care Inc (b)	13,365	756
Humana Inc (b)	14,620	1,174
UnitedHealth Group Inc	111,502	5,669
WellPoint Inc (b)	49,300	3,855

		13,754

Medical — Hospitals (0.02%)
Tenet Healthcare Corp (a)(b)	40,910	181

Medical — Wholesale Drug Distribution (0.23%)
AmerisourceBergen Corp	14,494	676
Cardinal Health Inc	31,200	1,809

		2,485

Medical Information Systems (0.04%)
IMS Health Inc	16,740	400

Medical Instruments (0.67%)
Boston Scientific Corp (b)	115,777	1,404
Medtronic Inc	97,566	4,544
St Jude Medical Inc (b)	29,542	1,197

		7,145

Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (b)	9,941	735
Quest Diagnostics Inc	13,532	667

		1,402

Medical Products (2.46%)
Baxter International Inc	54,715	3,323
Becton Dickinson & Co	21,046	1,821
Covidien Ltd	42,963	1,918
Johnson & Johnson	246,943	15,622
Stryker Corp	20,544	1,376
Varian Medical Systems Inc (b)	10,797	561
Zimmer Holdings Inc (b)	20,255	1,585

		26,206

Metal — Aluminum (0.23%)
Alcoa Inc	73,187	2,423

Metal — Diversified (0.28%)
Freeport — McMoRan Copper & Gold Inc	32,956	2,934

Metal Processors & Fabrication (0.13%)
Precision Castparts Corp	11,919	1,356

Motorcycle/Motor Scooter (0.08%)
Harley - Davidson Inc	20,836	846

Multi — Line Insurance (2.50%)
ACE Ltd	28,440	1,659
Allstate Corp/The	49,248	2,427
American International Group Inc	218,854	12,072
Assurant Inc	8,241	535
Cincinnati Financial Corp	14,324	552
Genworth Financial Inc	37,851	921
Hartford Financial Services Group Inc	27,082	2,187
Loews Corp	37,931	1,771
MetLife Inc	63,907	3,769
XL Capital Ltd	15,382	692

		26,585

Multimedia (1.64%)
EW Scripps Co (a)	7,731	315
McGraw-Hill Cos Inc/The	28,390	1,214
Meredith Corp	3,275	154
News Corp	199,612	3,773
Time Warner Inc	311,907	4,909
Viacom Inc (b)	56,628	2,195
Walt Disney Co/The	164,253	4,916

		17,476

Networking Products (1.32%)
Cisco Systems Inc (b)	523,524	12,826
Juniper Networks Inc (b)	45,009	1,222

		14,048

Non — Ferrous Metals (0.02%)
Titanium Metals Corp (a)	7,558	164

Non — Hazardous Waste Disposal (0.16%)
Allied Waste Industries Inc (a)(b)	24,984	246
Waste Management Inc	43,866	1,423

		1,669

Office Automation & Equipment (0.18%)
Pitney Bowes Inc	18,715	687
Xerox Corp	79,770	1,228

		1,915

Office Supplies & Forms (0.04%)
Avery Dennison Corp	9,188	476

Oil — Field Services (1.76%)
Baker Hughes Inc	27,457	1,783
BJ Services Co	25,268	549
Halliburton Co	76,035	2,522

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (continued)
Schlumberger Ltd	103,192	$7,787
Smith International Inc	17,285	937
Transocean Inc	27,439	3,364
Weatherford International Ltd (a)(b)	29,104	1,799

		18,741

Oil & Gas Drilling (0.25%)
ENSCO International Inc	12,501	639
Nabors Industries Ltd (a)(b)	24,439	665
Noble Corp	23,130	1,013
Rowan Cos Inc	9,603	327

		2,644

Oil Company — Exploration & Production (1.92%)
Anadarko Petroleum Corp	40,242	2,358
Apache Corp	28,576	2,727
Chesapeake Energy Corp	39,195	1,459
Devon Energy Corp	38,396	3,263
EOG Resources Inc	21,227	1,858
Noble Energy Inc	14,813	1,075
Occidental Petroleum Corp	71,500	4,853
Range Resources Corp	12,874	672
XTO Energy Inc	41,726	2,167

		20,432

Oil Company — Integrated (6.90%)
Chevron Corp	182,198	15,396
ConocoPhillips	138,027	11,086
Exxon Mobil Corp	471,461	40,734
Hess Corp	23,982	2,178
Marathon Oil Corp	61,291	2,872
Murphy Oil Corp	16,234	1,194

		73,460

Oil Field Machinery & Equipment (0.25%)
Cameron International Corp (b)	18,850	759
National Oilwell Varco Inc (b)	30,777	1,854

		2,613

Oil Refining & Marketing (0.37%)
Sunoco Inc	10,146	631
Tesoro Corp	11,820	462
Valero Energy Corp	47,498	2,811

		3,904

Paper & Related Products (0.15%)
International Paper Co	36,944	1,192
MeadWestvaco Corp	15,942	446

		1,638

Pharmacy Services (0.36%)
Express Scripts Inc (b)	21,749	1,468
Medco Health Solutions Inc (b)	46,160	2,312

		3,780

Photo Equipment & Supplies (0.05%)
Eastman Kodak Co (a)	24,850	495

Pipelines (0.44%)
El Paso Corp	60,446	996
Questar Corp	14,906	759
Spectra Energy Corp	54,562	1,246
Williams Cos Inc	51,216	1,638

		4,639

Printing — Commercial (0.06%)
RR Donnelley & Sons Co	18,518	646

Property & Casualty Insurance (0.56%)
Chubb Corp	33,117	1,715
Progressive Corp/The	60,240	1,118
Safeco Corp	8,159	436
Travelers Cos Inc/The	55,653	2,677

		5,946

Publicly Traded Investment Fund (0.44%)
iShares S&P 500 Index Fund/US	34,081	4,690

Publishing — Newspapers (0.12%)
Gannett Co Inc	20,032	741
New York Times Co/The (a)	12,413	208
Washington Post Co/The	500	372

		1,321

Quarrying (0.07%)
Vulcan Materials Co (a)	9,336	733

Real Estate Management & Services (0.03%)
CB Richard Ellis Group Inc (a)(b)	17,078	332

Regional Banks (4.57%)
Bank of America Corp	382,986	16,986
Capital One Financial Corp	33,722	1,848
Comerica Inc	13,031	568
Fifth Third Bancorp	45,963	1,246
Huntington Bancshares Inc/OH	31,574	425
Keycorp	33,547	877
National City Corp	54,674	973
PNC Financial Services Group Inc	30,164	1,979
SunTrust Banks Inc	30,137	2,078
US Bancorp	148,995	5,058
Wachovia Corp	170,462	6,636
Wells Fargo & Co	291,178	9,903

		48,577

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Apartments (0.17%)
Apartment Investment & Management Co	8,248	$327
AvalonBay Communities Inc	6,796	638
Equity Residential	23,390	875

		1,840

REITS — Diversified (0.10%)
Vornado Realty Trust	11,562	1,045

REITS — Hotels (0.07%)
Host Hotels & Resorts Inc	45,078	755

REITS — Office Property (0.09%)
Boston Properties Inc	10,291	946

REITS — Regional Malls (0.23%)
General Growth Properties Inc	21,039	768
Simon Property Group Inc (a)	19,243	1,720

		2,488

REITS — Shopping Centers (0.11%)
Developers Diversified Realty Corp	10,602	436
Kimco Realty Corp	21,806	781

		1,217

REITS — Storage (0.08%)
Public Storage	10,744	841

REITS — Warehouse & Industrial (0.12%)
ProLogis	22,222	1,319

Retail — Apparel & Shoe (0.39%)
Abercrombie & Fitch Co	7,434	592
Coach Inc (b)	31,767	1,018
Gap Inc/The	40,190	768
Jones Apparel Group Inc (a)	7,357	124
Liz Claiborne Inc (a)	8,584	188
Ltd Brands Inc	26,816	512
Nordstrom Inc	16,222	631
Polo Ralph Lauren Corp	5,081	308

		4,141

Retail — Auto Parts (0.04%)
Autozone Inc (a)(b)	3,809	460

Retail — Automobile (0.02%)
AutoNation Inc (a)(b)	11,906	194

Retail — Bedding (0.07%)
Bed Bath & Beyond Inc (b)	22,852	737

Retail — Building Products (0.73%)
Home Depot Inc	145,626	4,466
Lowe’s Cos Inc	126,209	3,337

		7,803

Retail — Computer Equipment (0.07%)
GameStop Corp (b)	13,724	710

Retail — Consumer Electronics (0.16%)
Best Buy Co Inc	30,282	1,478
Circuit City Stores Inc	14,545	79
RadioShack Corp (a)	11,312	196

		1,753

Retail — Discount (1.74%)
Big Lots Inc (a)(b)	7,801	135
Costco Wholesale Corp	37,457	2,545
Family Dollar Stores Inc	12,122	255
Target Corp	71,694	3,985
TJX Cos Inc	37,711	1,190
Wal-Mart Stores Inc	203,891	10,374

		18,484

Retail — Drug Store (0.75%)
CVS Caremark Corp	127,442	4,979
Walgreen Co	85,567	3,004

		7,983

Retail — Jewelry (0.04%)
Tiffany & Co	11,705	467

Retail — Major Department Store (0.15%)
JC Penney Co Inc	19,132	907
Sears Holdings Corp (a)(b)	6,295	696

		1,603

Retail — Office Supplies (0.19%)
Office Depot Inc (b)	23,551	349
OfficeMax Inc	6,506	161
Staples Inc	61,017	1,461

		1,971

Retail — Regional Department Store (0.22%)
Dillard’s Inc (a)	4,929	98
Kohl’s Corp (b)	27,067	1,235
Macy’s Inc	37,363	1,033

		2,366

Retail — Restaurants (0.82%)
Darden Restaurants Inc	12,244	347
McDonald’s Corp	102,061	5,465
Starbucks Corp (b)	63,027	1,192
Wendy’s International Inc	7,541	184
Yum! Brands Inc	43,888	1,499

		8,687

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Rubber — Tires (0.05%)
Goodyear Tire & Rubber Co/The (a)(b)	20,696	$521

Savings & Loans — Thrifts (0.25%)
Hudson City Bancorp Inc	44,908	736
Sovereign Bancorp Inc (a)	31,101	388
Washington Mutual Inc	74,963	1,493

		2,617

Schools (0.09%)
Apollo Group Inc (b)	11,802	941

Semiconductor Component — Integrated Circuits (0.12%)
Analog Devices Inc	26,177	742
Linear Technology Corp (a)	19,284	534

		1,276

Semiconductor Equipment (0.30%)
Applied Materials Inc	118,918	2,131
Kla-Tencor Corp	15,718	657
Novellus Systems Inc (b)	10,022	238
Teradyne Inc (a)(b)	14,984	164

		3,190

Steel — Producers (0.23%)
Nucor Corp	24,845	1,436
United States Steel Corp	10,193	1,041

		2,477

Steel — Specialty (0.06%)
Allegheny Technologies Inc	8,824	621

Telecommunication Equipment (0.02%)
Tellabs Inc (b)	37,896	258

Telecommunication Equipment — Fiber Optics (0.35%)
Ciena Corp (a)(b)	7,418	201
Corning Inc	135,980	3,273
JDS Uniphase Corp (a)(b)	18,938	197

		3,671

Telecommunication Services (0.06%)
Embarq Corp	13,186	597

Telephone — Integrated (3.23%)
AT&T Inc	523,333	20,143
Century Tel Inc	9,525	352
Citizens Communications Co	28,284	324
Qwest Communications International Inc	135,496	797
Sprint Nextel Corp	245,420	2,584
Verizon Communications Inc	249,409	9,687
Windstream Corp	41,170	478

		34,365

Television (0.14%)
CBS Corp	59,113	1,489

Therapeutics (0.34%)
Gilead Sciences Inc (b)	80,317	3,670

Tobacco (1.45%)
Altria Group Inc	181,756	13,781
Reynolds American Inc (a)	14,764	935
UST Inc	13,517	702

		15,418

Tools — Hand Held (0.09%)
Black & Decker Corp	5,396	392
Snap-On Inc	4,971	244
Stanley Works/The	7,091	364

		1,000

Toys (0.09%)
Hasbro Inc	12,691	330
Mattel Inc	31,655	665

		995

Transport — Rail (0.81%)
Burlington Northern Santa Fe Corp	25,718	2,225
CSX Corp	36,279	1,759
Norfolk Southern Corp	33,415	1,818
Union Pacific Corp	22,662	2,833

		8,635

Transport — Services (1.04%)
CH Robinson Worldwide Inc	14,648	813
Expeditors International Washington Inc	18,389	870
FedEx Corp	26,687	2,495
Ryder System Inc	5,007	261
United Parcel Service Inc (a)	90,678	6,634

		11,073

Web Portals (1.27%)
Google Inc (b)	19,976	11,272
Yahoo! Inc (b)	115,323	2,212

		13,484

Wireless Equipment (0.90%)
American Tower Corp (b)	34,925	1,311
Motorola Inc	197,116	2,273
Qualcomm Inc	141,214	5,990

		9,574

TOTAL COMMON STOCKS		$1,044,983

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.22%)
Money Market Funds (1.22%)
BNY Institutional Cash Reserve Fund (d)	$12,991	$12,991

TOTAL SHORT TERM INVESTMENTS		$12,991

REPURCHASE AGREEMENTS (2.95%)
Finance — Investment Banker & Broker (1.07%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $11,469,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (d)	$11,383	$11,382

Money Center Banks (1.88%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $576,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (d)	571	571
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $10,020,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	9,729	9,728
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $10,020,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	9,729	9,728

		20,027

TOTAL REPURCHASE AGREEMENTS		$31,409

Total Investments		$1,089,383
Liabilities in Excess of Other Assets, Net — (2.37)%		(25,267)

TOTAL NET ASSETS — 100.00%		$1,064,116

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,312 or 0.50% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$227,444
Unrealized Depreciation	(88,187)

Net Unrealized Appreciation (Depreciation)	139,257
Cost for federal income tax purposes	950,126
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)
Buy:
S & P 500; March 2008	55	$19,537	$18,970	$(567)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	22.21%
Consumer, Non-cyclical	20.23%
Energy	12.10%
Industrial	11.79%
Technology	10.76%
Communications	10.66%
Consumer, Cyclical	7.37%
Utilities	3.44%
Basic Materials	3.31%
Funds	0.44%
Diversified	0.06%
Liabilities in Excess of Other Assets, Net	(2.37%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	1.78%

Schedule of Investments
LargeCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.45%)
Advertising Agencies (0.29%)
Omnicom Group Inc	52,357	$2,375

Aerospace & Defense (1.48%)
General Dynamics Corp	76,163	6,433
Northrop Grumman Corp	69,634	5,526

		11,959

Aerospace & Defense Equipment (0.29%)
United Technologies Corp	31,846	2,338

Agricultural Chemicals (0.55%)
Mosaic Co/The (a)	48,623	4,425

Auto/Truck Parts & Equipment — Original (0.49%)
BorgWarner Inc	78,102	3,953

Beverages — Non-Alcoholic (0.92%)
Coca-Cola Co/The	124,827	7,386

Brewery (0.54%)
Anheuser-Busch Cos Inc	94,279	4,386

Chemicals — Diversified (1.80%)
Celanese Corp	92,413	3,436
EI Du Pont de Nemours & Co	152,697	6,899
PPG Industries Inc	63,227	4,178

		14,513

Chemicals — Specialty (0.31%)
Lubrizol Corp	47,767	2,513

Commercial Banks (1.94%)
Bank of Hawaii Corp	60,085	3,026
BB&T Corp	145,137	5,266
Commerce Bancshares Inc/Kansas City MO	69,500	3,087
Cullen/Frost Bankers Inc	78,112	4,252

		15,631

Computers (1.67%)
Hewlett-Packard Co	58,360	2,553
International Business Machines Corp	68,509	7,354
Sun Microsystems Inc (a)	201,617	3,528

		13,435

Containers — Metal & Glass (0.54%)
Owens-Illinois Inc (a)	86,127	4,341

Cosmetics & Toiletries (1.41%)
Procter & Gamble Co	171,635	11,319

Diversified Manufacturing Operations (7.26%)
Cooper Industries Ltd	76,256	3,397
Eaton Corp	52,759	4,366
General Electric Co	967,659	34,265
Honeywell International Inc	75,270	4,446
Ingersoll-Rand Co Ltd	101,083	3,995
ITT Corp	62,486	3,714
Parker Hannifin Corp	63,103	4,266

		58,449

E-Commerce — Services (0.36%)
Expedia Inc (a)(b)	125,529	2,890

Electric — Integrated (4.99%)
American Electric Power Co Inc	123,121	5,273
Constellation Energy Group Inc	38,247	3,594
DPL Inc	135,297	3,756
Edison International	107,001	5,581
FPL Group Inc	112,996	7,286
Northeast Utilities	162,599	4,507
Public Service Enterprise Group Inc	76,372	7,332
Sierra Pacific Resources	190,095	2,846

		40,175

Electronic Components — Semiconductors (0.26%)
Nvidia Corp (a)	83,857	2,062

Electronic Parts Distribution (0.44%)
Avnet Inc (a)	100,454	3,577

Fiduciary Banks (1.39%)
Bank of New York Mellon Corp/The	155,424	7,247
State Street Corp	48,368	3,972

		11,219

Finance — Investment Banker & Broker (6.15%)
Citigroup Inc	482,860	13,626
Goldman Sachs Group Inc/The	47,867	9,610
JPMorgan Chase & Co	477,070	22,685
Morgan Stanley	73,254	3,621

		49,542

Food — Meat Products (0.16%)
Hormel Foods Corp	33,884	1,313

Food — Miscellaneous/Diversified (1.55%)
General Mills Inc	89,056	4,863
HJ Heinz Co	66,051	2,811
Kellogg Co	61,320	2,937
Kraft Foods Inc	62,939	1,842

		12,453

Gas — Distribution (1.54%)
Energen Corp	70,550	4,438
Sempra Energy	86,148	4,816

Schedule of Investments
LargeCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Gas — Distribution (continued)
Southern Union Co	116,792	$3,174

		12,428

Health Care Cost Containment (0.29%)
McKesson Corp	36,927	2,319

Instruments — Scientific (0.39%)
Thermo Fisher Scientific Inc (a)	60,546	3,117

Insurance Brokers (0.32%)
Aon Corp	59,886	2,606

Internet Security (0.35%)
McAfee Inc (a)	82,589	2,780

Investment Companies (0.41%)
American Capital Strategies Ltd (b)	94,832	3,335

Investment Management & Advisory Services (0.56%)
Ameriprise Financial Inc	81,331	4,498

Life & Health Insurance (1.29%)
Cigna Corp	32,697	1,608
Prudential Financial Inc	13,243	1,117
Reinsurance Group of America Inc	48,540	2,814
Unum Group	213,096	4,820

		10,359

Machinery — Farm (0.88%)
Deere & Co	81,117	7,119

Machinery — General Industry (0.45%)
Gardner Denver Inc (a)	111,583	3,620

Medical — Biomedical/Gene (0.36%)
Invitrogen Corp (a)(b)	33,735	2,890

Medical — Drugs (4.01%)
Eli Lilly & Co	106,456	5,485
Merck & Co Inc	95,255	4,408
Pfizer Inc (c)	956,711	22,377

		32,270

Medical — Generic Drugs (0.28%)
Watson Pharmaceuticals Inc (a)	86,847	2,268

Medical — HMO (0.57%)
Aetna Inc	71,800	3,824
WellPoint Inc (a)	10,110	791

		4,615

Medical Products (1.28%)
Johnson & Johnson	162,424	10,275

Multi-Line Insurance (4.19%)
ACE Ltd	79,082	4,614
American Financial Group Inc/OH	92,838	2,574
American International Group Inc	205,419	11,331
Hartford Financial Services Group Inc	77,050	6,223
MetLife Inc	102,971	6,072
XL Capital Ltd	64,925	2,922

		33,736

Multimedia (1.35%)
Time Warner Inc	202,442	3,187
Walt Disney Co/The	256,143	7,666

		10,853

Networking Products (0.38%)
Juniper Networks Inc (a)	113,368	3,078

Oil Company — Exploration & Production (3.02%)
Apache Corp	77,569	7,403
Forest Oil Corp (a)	67,023	3,031
Noble Energy Inc	53,161	3,859
Occidental Petroleum Corp	147,728	10,026

		24,319

Oil Company — Integrated (11.51%)
Chevron Corp	289,079	24,427
ConocoPhillips	163,640	13,143
Exxon Mobil Corp	563,152	48,656
Marathon Oil Corp	33,504	1,570
Murphy Oil Corp	66,776	4,911

		92,707

Oil Field Machinery & Equipment (0.26%)
National Oilwell Varco Inc (a)	34,245	2,063

Photo Equipment & Supplies (0.38%)
Eastman Kodak Co (b)	154,695	3,083

Property & Casualty Insurance (1.87%)
Arch Capital Group Ltd (a)	31,325	2,207
Chubb Corp	107,997	5,593
Travelers Cos Inc/The	150,222	7,226

		15,026

Publishing — Periodicals (0.38%)
Idearc Inc	188,290	3,062

Radio (0.00%)
Citadel Broadcasting Corp (b)	2	—

Regional Banks (7.11%)
Bank of America Corp	444,481	19,712
PNC Financial Services Group Inc	93,491	6,135
US Bancorp	309,222	10,498
Wachovia Corp	138,064	5,375

Schedule of Investments
LargeCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (continued)
Wells Fargo & Co	457,247	$15,551

		57,271

Reinsurance (0.51%)
Axis Capital Holdings Ltd	102,290	4,096

REITS — Hotels (0.60%)
Hospitality Properties Trust	50,139	1,702
Host Hotels & Resorts Inc	189,059	3,165

		4,867

REITS — Mortgage (0.48%)
Annaly Capital Management Inc	196,452	3,874

REITS — Office Property (0.47%)
Boston Properties Inc	41,348	3,801

REITS — Regional Malls (0.45%)
Simon Property Group Inc	40,369	3,608

REITS — Warehouse & Industrial (0.78%)
AMB Property Corp	55,469	2,807
ProLogis	58,257	3,457

		6,264

Retail — Discount (1.09%)
BJ’s Wholesale Club Inc (a)	128,571	4,171
Dollar Tree Stores Inc (a)	64,827	1,816
TJX Cos Inc	87,299	2,755

		8,742

Retail — Restaurants (1.18%)
McDonald’s Corp	176,734	9,464

Soap & Cleaning Products (0.29%)
Church & Dwight Co Inc	44,571	2,372

Steel — Producers (0.91%)
Nucor Corp	85,518	4,943
Reliance Steel & Aluminum Co	48,581	2,391

		7,334

Telecommunication Services (0.42%)
Embarq Corp	75,482	3,419

Telephone — Integrated (6.69%)
AT&T Inc	839,517	32,313
CenturyTel Inc	85,517	3,156
Sprint Nextel Corp	168,031	1,769
Verizon Communications Inc	427,512	16,605

		53,843

Television (0.72%)
CBS Corp	230,994	5,819

Theaters (0.35%)

Regal Entertainment Group (b)	150,989	2,799

Tobacco (2.43%)
Altria Group Inc	159,870	12,121
Loews Corp — Carolina Group	41,651	3,421
Reynolds American Inc (b)	63,765	4,038

		19,580

Tools — Hand Held (0.41%)
Snap-On Inc	67,426	3,312

Toys (0.33%)
Hasbro Inc	102,300	2,657

Wireless Equipment (0.12%)
Motorola Inc	80,577	929

TOTAL COMMON STOCKS		$776,731

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (3.56%)
Commercial Paper (3.56%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$28,672	$28,672

TOTAL SHORT TERM INVESTMENTS		$28,672

REPURCHASE AGREEMENTS (1.83%)
Finance — Investment Banker & Broker (0.65%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $5,298,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (d)	$5,259	$5,258

Money Center Banks (1.18%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $9,539,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (d)	9,465	9,464

TOTAL REPURCHASE AGREEMENTS		$14,722

Total Investments		$820,125
Liabilities in Excess of Other Assets, Net — (1.84)%		(14,850)

TOTAL NET ASSETS — 100.00%		$805,275

Schedule of Investments
LargeCap Value Fund
January 31, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,252 or 0.28% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$71,119
Unrealized Depreciation	(49,850)

Net Unrealized Appreciation (Depreciation)	21,269
Cost for federal income tax purposes	798,856
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)
Buy:
RUSSELL 1000 Mini; March 2008	21	$1,569	$1579	$10
RUSSELL 1000; March 2008	62	23,981	23,303	(678)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	33.92%
Energy	14.79%
Consumer, Non-cyclical	14.09%
Industrial	12.53%
Communications	11.06%
Utilities	6.53%
Basic Materials	3.57%
Consumer, Cyclical	3.43%
Technology	1.92%
Liabilities in Excess of Other Assets, Net	(1.84%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	3.09%

Schedule of Investments
MidCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.78%)
Advertising Sales (0.98%)
Lamar Advertising Co (a)	188,897	$8,145

Aerospace & Defense Equipment (1.26%)
Alliant Techsystems Inc (a)(b)	99,277	10,509

Applications Software (1.30%)
Intuit Inc (a)(b)	352,084	10,805

Broadcasting Services & Programming (6.02%)
Discovery Holding Co (b)	750,792	17,433
Liberty Global Inc — A Shares (a)(b)	151,620	6,127
Liberty Global Inc — B Shares (a)(b)	304,536	11,329
Liberty Media Corp — Capital Series A (a)(b)	141,648	15,244

		50,133

Building & Construction Products — Miscellaneous (0.20%)
USG Corp (a)(b)	44,372	1,624

Building Products — Cement & Aggregate (1.19%)
Cemex SAB de CV ADR (b)	364,646	9,886

Cable TV (1.35%)
Comcast Corp (a)	622,415	11,197

Casino Services (0.39%)
International Game Technology	76,572	3,267

Commercial Services (2.30%)
ChoicePoint Inc (a)(b)	151,167	5,033
Iron Mountain Inc (a)(b)	411,378	14,147

		19,180

Commercial Services — Finance (1.45%)
Western Union Co/The	540,435	12,106

Consulting Services (0.99%)
SAIC Inc (a)(b)	434,517	8,212

Data Processing & Management (2.65%)
Automatic Data Processing Inc	169,050	6,858
Broadridge Financial Solutions Inc	85,090	1,843
Fidelity National Information Services	194,971	8,277
Paychex Inc	123,089	4,028
SEI Investments Co	36,296	1,005

		22,011

Dental Supplies & Equipment (1.63%)
DENTSPLY International Inc	329,265	13,602

Distribution & Wholesale (0.23%)
Fastenal Co (a)	47,091	1,903

Diversified Manufacturing Operations (1.04%)
Dover Corp	125,081	5,048
Tyco International Ltd	91,052	3,584

		8,632

Diversified Operations (1.41%)
Onex Corp (b)	390,820	11,725

E-Commerce — Services (0.62%)
Liberty Media Corp — Interactive (b)	324,780	5,167

Electric — Generation (1.33%)
AES Corp/The (b)	579,344	11,054

Electric — Integrated (1.01%)
Ameren Corp	116,489	5,220
SCANA Corp	85,635	3,193

		8,413

Electronic Components — Miscellaneous (1.14%)
Gentex Corp	600,058	9,517

Electronic Components — Semiconductors (0.24%)
Microchip Technology Inc	61,310	1,956

Energy — Alternate Sources (2.33%)
Covanta Holding Corp (a)(b)	764,950	19,422

Finance — Credit Card (0.64%)
American Express Co	108,492	5,351

Food — Wholesale & Distribution (1.61%)
Sysco Corp	461,407	13,404

Forestry (1.32%)
Brookfield Infrastructure Partners LP (b)	22,465	472
Weyerhaeuser Co	154,821	10,484

		10,956

Gold Mining (2.19%)
Newmont Mining Corp	335,206	18,215

Insurance Brokers (2.39%)
Aon Corp	179,646	7,818
Brown & Brown Inc	274,970	6,190
Marsh & McLennan Cos Inc	213,337	5,888

		19,896

Investment Companies (0.29%)
RHJ International (b)	200,630	2,452

Investment Management & Advisory Services (1.28%)
Legg Mason Inc	148,092	10,663

Schedule of Investments
MidCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Life & Health Insurance (2.11%)
Aflac Inc	286,572	$17,575

Linen Supply & Related Items (2.78%)
Cintas Corp	706,114	23,175

Machinery — Print Trade (0.75%)
Zebra Technologies Corp (a)(b)	202,726	6,226

Medical — Drugs (1.01%)
Valeant Pharmaceuticals International (a)(b)	744,391	8,427

Medical — HMO (2.27%)
Coventry Health Care Inc (b)	334,087	18,903

Medical — Outpatient & Home Medical Care (1.40%)
Lincare Holdings Inc (a)(b)	348,815	11,654

Medical Instruments (1.89%)
St Jude Medical Inc (b)	388,485	15,738

Medical Laboratory & Testing Service (2.33%)
Laboratory Corp of America Holdings (a)(b)	262,018	19,358

Medical Products (1.18%)
Covidien Ltd	220,534	9,842

Multi-Line Insurance (2.54%)
Loews Corp	452,768	21,140

Office Automation & Equipment (0.59%)
Pitney Bowes Inc	133,703	4,907

Oil — Field Services (1.69%)
Weatherford International Ltd (b)	226,831	14,020

Oil & Gas Drilling (1.24%)
Nabors Industries Ltd (a)(b)	377,979	10,289

Oil Company — Exploration & Production (5.93%)
Cimarex Energy Co	325,964	13,303
Encore Acquisition Co (a)(b)	408,618	13,321
EOG Resources Inc	75,447	6,602
Rosetta Resources Inc (a)(b)	282,232	4,947
XTO Energy Inc	215,208	11,178

		49,351

Pipelines (7.17%)
Equitable Resources Inc	315,804	17,606
National Fuel Gas Co	90,660	3,908
Questar Corp	283,864	14,452
Spectra Energy Corp	485,880	11,097
Williams Cos Inc	395,523	12,645

		59,708

Precious Metals (0.81%)
Franco-Nevada Corp (b)	357,328	6,762

Property & Casualty Insurance (4.72%)
Fidelity National Financial Inc	343,827	6,770
Markel Corp (a)(b)	32,238	14,926
Mercury General Corp	219,736	10,567
White Mountains Insurance Group Ltd (a)	14,435	7,001

		39,264

Publishing — Newspapers (1.71%)
Washington Post Co/The	19,074	14,191

Real Estate Operator & Developer (3.53%)
Brookfield Asset Management Inc	561,623	18,124
Forest City Enterprises Inc	281,745	11,227

		29,351

Reinsurance (1.71%)
Everest Re Group Ltd (a)	139,878	14,224

Retail — Auto Parts (1.89%)
O’Reilly Automotive Inc (a)(b)	534,716	15,737

Retail — Automobile (0.43%)
Carmax Inc (a)(b)	161,418	3,600

Retail — Discount (1.40%)
TJX Cos Inc	368,121	11,618

Retail — Restaurants (0.64%)
Yum! Brands Inc	154,956	5,293

Satellite Telecommunications (0.25%)
EchoStar Holding Corp (b)	72,280	2,112

Telephone — Integrated (1.26%)
Telephone & Data Systems Inc	216,841	10,495

Television (1.26%)
DISH Network Corp (b)	371,330	10,486

Textile — Home Furnishings (0.93%)
Mohawk Industries Inc (a)(b)	97,288	7,775

Transport — Truck (0.35%)
Heartland Express Inc (a)	180,508	2,933

Wireless Equipment (1.23%)
American Tower Corp (b)	272,023	10,209

TOTAL COMMON STOCKS		$813,766

Schedule of Investments
MidCap Blend Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.80%)
Commercial Paper (2.80%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$23,253	$23,253

TOTAL SHORT TERM INVESTMENTS		$23,253

REPURCHASE AGREEMENTS (10.89%)
Finance — Investment Banker & Broker (5.50%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $46,097,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$45,753	$45,749

Money Center Banks (5.39%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $45,237,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	44,886	44,882

TOTAL REPURCHASE AGREEMENTS		$90,631

Total Investments		$927,650
Liabilities in Excess of Other Assets, Net — (11.47)%		(95,420)

TOTAL NET ASSETS — 100.00%		$832,230

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$151,034
Unrealized Depreciation	(54,848)

Net Unrealized Appreciation (Depreciation)	96,186
Cost for federal income tax purposes	831,464
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	32.90%
Energy	18.36%
Consumer, Non-cyclical	18.07%
Communications	14.68%
Consumer, Cyclical	8.69%
Industrial	5.93%
Technology	4.77%
Basic Materials	4.32%
Utilities	2.34%
Diversified	1.41%
Liabilities in Excess of Other Assets, Net	(11.47%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
MidCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000's)

COMMON STOCKS (96.16%)
Aerospace & Defense Equipment (1.06%)
BE Aerospace Inc (a)	12,526	$484

Agricultural Chemicals (1.64%)
Mosaic Co/The (a)	8,245	750

Applications Software (1.91%)
Salesforce.com Inc (a)(b)	16,762	876

Auto/Truck Parts & Equipment — Original (1.77%)
BorgWarner Inc	16,006	810

Brewery (2.25%)
Molson Coors Brewing Co	23,038	1,029

Building — Heavy Construction (2.08%)
Chicago Bridge & Iron Co NV	21,455	955

Commercial Services (0.95%)
Quanta Services Inc (a)(b)	19,880	436

Computer Services (1.51%)
DST Systems Inc (a)(b)	9,707	694

Consulting Services (2.10%)
FTI Consulting Inc (a)	17,435	964

Consumer Products — Miscellaneous (2.32%)
Fossil Inc (a)(b)	31,260	1,062

Containers — Metal & Glass (3.13%)
Owens-Illinois Inc (a)	28,484	1,436

Diagnostic Kits (1.04%)
Idexx Laboratories Inc (a)	8,475	478

Diversified Manufacturing Operations (5.58%)
SPX Corp	12,775	1,285
Textron Inc	22,710	1,273

		2,558

E-Commerce — Services (1.67%)
Expedia Inc (a)(b)	33,341	767

Electronic Components — Miscellaneous (1.23%)
Gentex Corp	35,589	564

Electronic Components — Semiconductors (1.23%)
Nvidia Corp (a)	22,836	562

Energy — Alternate Sources (0.84%)
First Solar Inc (a)	2,121	386

Engineering — Research & Development Services (1.62%)
McDermott International Inc (a)	15,715	741

Entertainment Software (2.62%)
Activision Inc (a)	46,426	1,201

Food — Confectionery (1.53%)
WM Wrigley Jr Co	12,190	700

Footwear & Related Apparel (1.15%)
CROCS Inc (a)(b)	15,100	525

Hazardous Waste Disposal (2.15%)
Stericycle Inc (a)	16,652	987

Industrial Audio & Video Products (2.03%)
Dolby Laboratories Inc (a)	21,581	930

Instruments — Controls (1.98%)
Mettler Toledo International Inc (a)	9,114	905

Instruments — Scientific (2.01%)
Thermo Fisher Scientific Inc (a)	17,914	922

Investment Management & Advisory Services (2.05%)
BlackRock Inc/New York	4,240	937

Machinery — Construction & Mining (2.15%)
Joy Global Inc	15,616	985

Medical — Biomedical/Gene (3.13%)
Invitrogen Corp (a)(b)	9,732	834
Millennium Pharmaceuticals Inc (a)	39,500	599

		1,433

Medical — Drugs (1.93%)
Allergan Inc/United States	13,188	886

Medical Instruments (1.86%)
Intuitive Surgical Inc (a)	3,349	851

Medical Products (2.13%)
Varian Medical Systems Inc (a)	18,763	975

Multi-Line Insurance (1.74%)
Assurant Inc	12,322	800

Networking Products (1.01%)
Juniper Networks Inc (a)	17,100	464

Oil & Gas Drilling (2.87%)
Diamond Offshore Drilling Inc	3,955	446
Noble Corp	19,800	867

		1,313

Schedule of Investments
MidCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (8.49%)
Quicksilver Resources Inc (a)(b)	21,478	$1,221
Range Resources Corp	21,852	1,141
SandRidge Energy Inc (a)(b)	16,535	503
Southwestern Energy Co (a)	18,393	1,028

		3,893

Oil Field Machinery & Equipment (2.50%)
Cameron International Corp (a)	28,463	1,146

Pharmacy Services (1.57%)
Express Scripts Inc (a)	10,685	721

Research & Development (1.15%)
Pharmaceutical Product Development Inc	12,200	529

Retail — Apparel & Shoe (2.76%)
Gap Inc/The	26,909	515
Urban Outfitters Inc (a)	25,830	749

		1,264

Retail — Restaurants (1.06%)
Chipotle Mexican Grill Inc (a)(b)	4,008	488

Schools (4.04%)
Apollo Group Inc (a)	14,210	1,133
ITT Educational Services Inc (a)	7,858	718

		1,851

Soap & Cleaning Products (1.28%)
Church & Dwight Co Inc	11,005	586

Therapeutics (1.21%)
BioMarin Pharmaceutical Inc (a)	14,900	552

Veterinary Diagnostics (1.95%)
VCA Antech Inc (a)	23,148	895

Wireless Equipment (1.93%)
American Tower Corp (a)	23,610	886

X-Ray Equipment (1.95%)
Hologic Inc (a)(b)	13,900	895

TOTAL COMMON STOCKS		$44,072

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (15.80%)
Finance — Investment Banker & Broker (6.64%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $3,063,000; 0.00% -6.38%; dated 05/16/08 - 01/11/27) (c)	$3,040	$3,040
Money Center Banks (9.16%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $1,899,000; 0.00% - 6.63%; dated 03/14/08- 05/15/30) (c)	1,884	1,884
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $1,193,000; 4.40% -5.38%; dated 04/29/08 - 04/01/56)	1,158	1,158
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $1,193,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	1,158	1,158

		4,200

TOTAL REPURCHASE AGREEMENTS		$7,240

Total Investments		$51,312
Liabilities in Excess of Other Assets, Net — (11.96)%		(5,480)

TOTAL NET ASSETS — 100.00%		$45,832

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$4,978
Unrealized Depreciation	(2,150)

Net Unrealized Appreciation (Depreciation)	2,828
Cost for federal income tax purposes	48,484
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	32.39%
Industrial	25.02%
Financial	19.59%
Energy	14.70%
Technology	7.27%
Consumer, Cyclical	6.73%
Communications	4.62%
Basic Materials	1.64%
Liabilities in Excess of Other Assets, Net	(11.96%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.02%)
Advertising Sales (0.32%)
Lamar Advertising Co (a)	15,613	$673

Advertising Services (0.11%)
Getty Images Inc (a)(b)	9,372	234

Aerospace & Defense Equipment (0.85%)
Alliant Techsystems Inc (a)(b)	6,433	681
BE Aerospace Inc (b)	18,212	703
DRS Technologies Inc	8,106	435

		1,819

Agricultural Chemicals (0.47%)
CF Industries Holdings Inc	9,452	1,011

Airlines (0.28%)
Airtran Holdings Inc (a)(b)	18,040	156
Alaska Air Group Inc (a)(b)	7,930	201
JetBlue Airways Corp (a)(b)	35,510	245

		602

Auction House & Art Dealer (0.19%)
Sotheby’s	13,091	407

Auto — Medium & Heavy Duty Trucks (0.31%)
Oshkosh Truck Corp	14,599	668

Auto/Truck Parts & Equipment — Original (0.89%)
ArvinMeritor Inc (a)	14,277	194
BorgWarner Inc	22,813	1,155
Lear Corp (a)(b)	15,166	445
Modine Manufacturing Co	6,377	98

		1,892

Batteries & Battery Systems (0.50%)
Energizer Holdings Inc (b)	11,288	1,057

Beverages — Non- Alcoholic (0.35%)
Hansen Natural Corp (b)	11,798	455
PepsiAmericas Inc	11,780	290

		745

Building — Heavy Construction (0.12%)
Granite Construction Inc	6,926	264

Building — Maintenance & Service (0.07%)
Rollins Inc	8,361	149

Building — Mobile Home & Manufactured Housing (0.11%)
Thor Industries Inc (a)	6,814	241

Building — Residential & Commercial (0.88%)
Hovnanian Enterprises Inc (a)(b)	7,220	71
MDC Holdings Inc	6,853	317
NVR Inc (a)(b)	1,010	638
Ryland Group Inc	8,279	279
Toll Brothers Inc (a)(b)	24,976	582

		1,887

Building & Construction — Miscellaneous (0.09%)
Dycom Industries Inc (b)	8,060	190

Building Products — Cement & Aggregate (0.47%)
Martin Marietta Materials Inc (a)	8,235	1,011

Capacitors (0.04%)
Kemet Corp (a)(b)	16,519	86

Casino Hotels (0.14%)
Boyd Gaming Corp	11,047	295

Casino Services (0.14%)
Scientific Games Corp (a)(b)	12,787	304

Chemicals — Diversified (0.51%)
FMC Corp	14,874	791
Olin Corp	14,595	299

		1,090

Chemicals — Specialty (1.82%)
Albemarle Corp	15,647	567
Cabot Corp	12,845	382
Chemtura Corp	47,453	318
Cytec Industries Inc	8,275	469
Ferro Corp	8,560	151
Lubrizol Corp	13,492	710
Minerals Technologies Inc	3,788	206
Sensient Technologies Corp	9,247	246
Terra Industries Inc (b)	18,265	823

		3,872

Coal (0.58%)
Arch Coal Inc	28,148	1,239

Coatings & Paint (0.43%)
RPM International Inc	23,881	517
Valspar Corp	19,782	396

		913

Commercial Banks (2.72%)
Associated Banc-Corp (a)	24,997	704
Bank of Hawaii Corp	9,639	486
Cathay General Bancorp	9,800	254
City National Corp/CA	7,951	452
Colonial BancGroup Inc/The	30,959	486
Cullen/Frost Bankers Inc	11,504	626
First Community Bancorp Inc/CA (a)	4,951	176

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
FirstMerit Corp (a)	15,831	$354
SVB Financial Group (a)(b)	6,529	316
Synovus Financial Corp	64,614	854
TCF Financial Corp	21,432	456
Webster Financial Corp	10,522	356
Westamerica Bancorporation (a)	5,773	286

		5,806

Commercial Services (0.93%)
Alliance Data Systems Corp (a)(b)	15,490	783
ChoicePoint Inc (a)(b)	14,072	469
Quanta Services Inc (a)(b)	33,624	737

		1,989

Commercial Services — Finance (0.12%)
Deluxe Corp	10,255	249

Computer Aided Design (0.18%)
Parametric Technology Corp (b)	22,805	375

Computer Services (0.45%)
DST Systems Inc (a)(b)	10,155	726
SRA International Inc (a)(b)	8,380	230

		956

Computer Software (0.18%)
Metavante Technologies Inc (b)	16,861	373

Computers (0.05%)
Palm Inc (a)	20,625	112

Computers — Integrated Systems (0.69%)
Diebold Inc	12,943	335
Jack Henry & Associates Inc	15,496	381
NCR Corp (b)	35,606	765

		1,481

Computers — Memory Devices (0.62%)
Imation Corp	6,417	166
Western Digital Corp (b)	43,297	1,145

		1,311

Consulting Services (0.33%)
Corporate Executive Board Co	6,975	401
Gartner Inc (a)(b)	13,548	201
Navigant Consulting Inc (a)(b)	8,990	107

		709

Consumer Products — Miscellaneous (0.52%)
American Greetings Corp	10,266	211
Blyth Inc (a)	4,748	104
Scotts Miracle-Gro Co/The	8,719	340
Tupperware Brands Corp	12,118	448

		1,103

Containers — Paper & Plastic (0.49%)
Packaging Corp of America	18,282	443
Sonoco Products Co	19,559	604

		1,047

Cosmetics & Toiletries (0.21%)
Alberto-Culver Co	16,480	441

Data Processing & Management (1.64%)
Acxiom Corp	14,010	149
Broadridge Financial Solutions Inc	27,426	594
CSG Systems International Inc (b)	6,986	89
Dun & Bradstreet Corp	11,403	1,049
Fair Isaac Corp	9,895	252
Global Payments Inc	15,523	581
MoneyGram International Inc (a)	16,258	87
SEI Investments Co	24,850	688

		3,489

Decision Support Software (0.06%)
Wind River Systems Inc (a)(b)	15,111	127

Dental Supplies & Equipment (0.58%)
DENTSPLY International Inc	29,793	1,231

Diagnostic Equipment (0.28%)
Gen-Probe Inc (b)	10,583	605

Direct Marketing (0.07%)
Harte-Hanks Inc	9,430	151

Distribution & Wholesale (0.89%)
Fastenal Co (a)	24,790	1,002
Ingram Micro Inc (b)	28,850	513
Tech Data Corp (a)(b)	10,910	375

		1,890

Diversified Manufacturing Operations (3.02%)
Brink’s Co/The	9,539	578
Carlisle Cos Inc	12,199	406
Crane Co	10,052	411
Federal Signal Corp	9,426	109
Harsco Corp	16,566	943
Lancaster Colony Corp	4,234	148
Matthews International Corp	6,101	298
Pentair Inc	19,568	622
Roper Industries Inc	17,366	971
SPX Corp	10,307	1,037
Teleflex Inc	7,770	459
Trinity Industries Inc	16,031	454

		6,436

Electric — Integrated (5.09%)
Alliant Energy Corp	21,701	801

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
Aquila Inc (b)	73,949	$260
Black Hills Corp (a)	7,428	288
DPL Inc (a)(c)	22,338	620
Energy East Corp	31,136	786
Great Plains Energy Inc	16,951	473
Hawaiian Electric Industries Inc (a)	16,336	367
Idacorp Inc	8,851	289
MDU Resources Group Inc	35,879	930
Northeast Utilities	30,492	845
NSTAR	21,011	681
OGE Energy Corp	18,057	591
PNM Resources Inc	15,103	292
Puget Energy Inc	23,051	603
SCANA Corp	22,950	856
Sierra Pacific Resources	45,974	688
Westar Energy Inc	18,166	442
Wisconsin Energy Corp	23,005	1,047

		10,859

Electric Products — Miscellaneous (0.43%)
Ametek Inc	20,996	925

Electronic Components — Miscellaneous (0.39%)
Gentex Corp	28,427	451
Vishay Intertechnology Inc (b)	36,372	381

		832

Electronic Components — Semiconductors (1.07%)
Cree Inc (a)(b)	16,776	496
Fairchild Semiconductor International I (b)	24,476	300
International Rectifier Corp (b)	14,265	397
Intersil Corp	25,754	593
Semtech Corp (b)	12,634	161
Silicon Laboratories Inc (b)	10,844	339

		2,286

Electronic Connectors (0.87%)
Amphenol Corp	35,069	1,401
Thomas & Betts Corp (b)	10,031	454

		1,855

Electronic Design Automation (0.61%)
Cadence Design Systems Inc (a)(b)	52,880	537
Mentor Graphics Corp (a)(b)	17,653	145
Synopsys Inc (b)	28,509	628

		1,310

Electronic Measurement Instruments (0.14%)
National Instruments Corp	11,275	303

Electronic Parts Distribution (0.88%)
Arrow Electronics Inc (b)	24,145	826
Avnet Inc (b)	29,516	1,051

		1,877

E-Marketing & Information (0.34%)
Digital River Inc (a)(b)	7,950	298
Valueclick Inc (a)(b)	19,311	422

		720

Engineering — Research & Development Services (0.82%)
KBR Inc	33,328	1,053
URS Corp (b)	15,710	689

		1,742

Enterprise Software & Services (0.31%)
Advent Software Inc (a)(b)	3,519	159
Sybase Inc (a)(b)	17,640	498

		657

Entertainment Software (0.70%)
Activision Inc (b)	57,306	1,483

Environmental Monitoring & Detection (0.12%)
Mine Safety Appliances Co (a)	5,750	257

Fiduciary Banks (0.22%)
Wilmington Trust Corp	13,519	471

Filtration & Separation Products (0.28%)
Donaldson Co Inc	14,022	588

Finance — Auto Loans (0.14%)
AmeriCredit Corp (a)(b)	22,458	299

Finance — Investment Banker & Broker (0.45%)
Jefferies Group Inc	21,985	445
Raymond James Financial Inc	18,657	524

		969

Finance — Mortgage Loan/Banker (0.06%)
IndyMac Bancorp Inc (a)	15,834	129

Financial Guarantee Insurance (0.14%)
PMI Group Inc/The	15,958	152
Radian Group Inc (a)	15,815	144

		296

Food — Confectionery (0.31%)
JM Smucker Co/The	11,318	529
Tootsie Roll Industries Inc (a)	5,296	132

		661

Food — Meat Products (0.56%)
Hormel Foods Corp	14,234	552
Smithfield Foods Inc (a)(b)	22,984	640

		1,192

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (0.23%)
Corn Products International Inc	14,722	$498

Food — Retail (0.12%)
Ruddick Corp	7,323	250

Footwear & Related Apparel (0.08%)
Timberland Co (a)(b)	9,759	160

Funeral Services & Related Items (0.32%)
Service Corp International/US	56,675	682

Gas — Distribution (1.02%)
AGL Resources Inc	15,064	570
Energen Corp	14,122	888
Vectren Corp (a)	15,052	413
WGL Holdings Inc	9,727	314

		2,185

Golf (0.11%)
Callaway Golf Co	13,040	234

Hazardous Waste Disposal (0.48%)
Stericycle Inc (b)	17,096	1,013

Home Furnishings (0.04%)
Furniture Brands International Inc (a)	9,541	91

Hospital Beds & Equipment (0.54%)
Hillenbrand Industries Inc	12,195	631
Kinetic Concepts Inc (a)(b)	10,630	529

		1,160

Human Resources (0.62%)
Kelly Services Inc	4,543	78
Korn/Ferry International (a)(b)	9,176	148
Manpower Inc	15,938	897
MPS Group Inc (a)(b)	19,802	199

		1,322

Industrial Automation & Robots (0.16%)
Nordson Corp	6,641	331

Industrial Gases (0.35%)
Airgas Inc	16,181	751

Instruments — Scientific (0.15%)
Varian Inc (b)	5,988	325

Insurance Brokers (0.46%)
Arthur J Gallagher & Co	18,472	469
Brown & Brown Inc	22,421	505

		974

Internet Content — Entertainment (0.11%)
NetFlix Inc (a)(b)	9,446	238

Internet Infrastructure Equipment (0.08%)
Avocent Corp (a)(b)	9,832	163

Internet Infrastructure Software (0.18%)
F5 Networks Inc (a)(b)	16,701	393

Internet Security (0.49%)
McAfee Inc (b)	31,328	1,054

Intimate Apparel (0.15%)
Warnaco Group Inc/The (a)(b)	8,964	322

Investment Management & Advisory Services (0.68%)
Eaton Vance Corp	24,313	906
Waddell & Reed Financial Inc	16,415	545

		1,451

Life & Health Insurance (0.48%)
Protective Life Corp	13,799	549
StanCorp Financial Group Inc	9,741	479

		1,028

Machinery — Construction & Mining (0.63%)
Joy Global Inc	21,255	1,340

Machinery — Farm (0.51%)
AGCO Corp (b)	18,016	1,085

Machinery — General Industry (0.39%)
IDEX Corp	16,031	501
Wabtec Corp	9,592	330

		831

Machinery — Print Trade (0.19%)
Zebra Technologies Corp (a)(b)	13,380	411

Machinery — Pumps (0.63%)
Flowserve Corp	11,240	923
Graco Inc	12,372	423

		1,346

Machinery Tools & Related Products (0.47%)
Kennametal Inc	15,338	470
Lincoln Electric Holdings Inc	8,482	523

		993

Medical — Biomedical/Gene (1.75%)
Affymetrix Inc (a)(b)	13,580	272
Charles River Laboratories International (b)	13,361	830
Invitrogen Corp (a)(b)	9,160	785
Millennium Pharmaceuticals Inc (b)	63,514	963
PDL BioPharma Inc (b)	23,037	344

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Biomedical/Gene (continued)
Vertex Pharmaceuticals Inc (b)	26,025	$530

		3,724

Medical — Drugs (1.22%)
Cephalon Inc (a)(b)	13,190	866
Endo Pharmaceuticals Holdings Inc (b)	26,382	690
Medicis Pharmaceutical Corp	11,068	225
Sepracor Inc (a)(b)	21,974	620
Valeant Pharmaceuticals International (a)(b)	17,899	202

		2,603

Medical — Generic Drugs (0.28%)
Par Pharmaceutical Cos Inc (b)	6,654	127
Perrigo Co (a)	15,262	471

		598

Medical — HMO (0.65%)
Health Net Inc (b)	21,680	1,008
WellCare Health Plans Inc (a)(b)	8,204	385

		1,393

Medical — Hospitals (0.78%)
Community Health Systems Inc (b)	18,805	604
Health Management Associates Inc	47,737	257
LifePoint Hospitals Inc (b)	11,430	309
Universal Health Services Inc (a)	10,594	499

		1,669

Medical — Nursing Homes (0.08%)
Kindred Healthcare Inc (b)	5,876	162

Medical — Outpatient & Home Medical Care (0.33%)
Apria Healthcare Group Inc (a)(b)	8,601	182
Lincare Holdings Inc (a)(b)	15,771	527

		709

Medical Information Systems (0.32%)
Cerner Corp (a)(b)	13,055	684

Medical Instruments (2.00%)
Beckman Coulter Inc	12,340	821
Edwards Lifesciences Corp (b)	11,155	516
Intuitive Surgical Inc (b)	7,516	1,909
Techne Corp (b)	7,773	505
Ventana Medical Systems Inc (a)(b)	5,864	522

		4,273

Medical Laboratory & Testing Service (0.49%)
Covance Inc (a)(b)	12,559	1,044

Medical Products (0.48%)
Henry Schein Inc (b)	17,614	1,024

Medical Sterilization Products (0.15%)
STERIS Corp	12,475	309

Metal — Iron (0.39%)
Cleveland-Cliffs Inc (a)	8,229	838

Metal Processors & Fabrication (0.68%)
Commercial Metals Co	23,333	661
Timken Co	18,843	570
Worthington Industries Inc (a)	12,938	212

		1,443

Motion Pictures & Services (0.08%)
Macrovision Corp (a)(b)	10,433	175

Multi-Line Insurance (1.29%)
American Financial Group Inc/OH	14,304	397
Hanover Insurance Group Inc/The	10,214	465
HCC Insurance Holdings Inc	22,603	630
Horace Mann Educators Corp	8,526	156
Old Republic International Corp	45,324	677
Unitrin Inc	10,192	419

		2,744

Multimedia (0.17%)
Belo Corp	17,296	287
Media General Inc	4,448	85

		372

Networking Products (0.55%)
3Com Corp (b)	78,018	322
Foundry Networks Inc (b)	29,569	408
Polycom Inc (a)(b)	17,856	451

		1,181

Non-Hazardous Waste Disposal (0.44%)
Republic Services Inc	31,614	948

Office Furnishings — Original (0.31%)
Herman Miller Inc	11,136	354
HNI Corp (a)	9,050	305

		659

Oil — Field Services (0.69%)
Exterran Holdings Inc (a)(b)	12,929	843
Superior Energy Services (b)	15,835	635

		1,478

Oil & Gas Drilling (1.14%)
Helmerich & Payne Inc	20,361	799
Patterson-UTI Energy Inc	30,480	597
Pride International Inc (a)(b)	32,834	1,041

		2,437

Oil Company — Exploration & Production (4.26%)
Bill Barrett Corp (a)(b)	6,631	277

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
Cimarex Energy Co	16,227	$662
Denbury Resources Inc (b)	48,052	1,216
Encore Acquisition Co (b)	10,670	348
Forest Oil Corp (a)(b)	17,125	774
Newfield Exploration Co (b)	25,751	1,285
Pioneer Natural Resources Co	23,505	985
Plains Exploration & Production Co (a)(b)	22,190	1,079
Quicksilver Resources Inc (a)(b)	10,108	574
Southwestern Energy Co (b)	33,528	1,875

		9,075

Oil Field Machinery & Equipment (1.16%)
FMC Technologies Inc (b)	25,591	1,232
Grant Prideco Inc (b)	24,987	1,244

		2,476

Oil Refining & Marketing (0.34%)
Frontier Oil Corp	20,740	731

Optical Supplies (0.12%)
Advanced Medical Optics Inc (a)(b)	11,905	250

Paper & Related Products (0.79%)
Louisiana-Pacific Corp (a)	20,353	311
Potlatch Corp	7,709	331
Rayonier Inc	15,353	650
Temple-Inland Inc	20,866	391

		1,683

Pharmacy Services (0.25%)
Omnicare Inc	23,908	529

Physical Therapy & Rehabilitation Centers (0.15%)
Psychiatric Solutions Inc (a)(b)	10,811	326

Pipelines (1.41%)
Equitable Resources Inc	23,933	1,334
National Fuel Gas Co	16,421	708
Oneok Inc	20,407	959

		3,001

Power Converter & Supply Equipment (0.26%)
Hubbell Inc	11,402	544

Printing — Commercial (0.04%)
Valassis Communications Inc (a)(b)	9,429	90

Private Corrections (0.30%)
Corrections Corp of America (b)	24,422	648

Property & Casualty Insurance (1.51%)
Commerce Group Inc	8,516	308
Fidelity National Financial Inc	42,430	835
First American Corp	18,032	785
Mercury General Corp	6,997	337
WR Berkley Corp	31,697	959

		3,224

Publicly Traded Investment Fund (0.66%)
iShares S&P MidCap 400 Index Fund	17,650	1,412

Publishing — Books (0.25%)
John Wiley & Sons Inc	8,851	349
Scholastic Corp (b)	5,141	176

		525

Publishing — Newspapers (0.04%)
Lee Enterprises Inc (a)	7,814	93

Racetracks (0.12%)
International Speedway Corp	6,085	249

Radio (0.03%)
Entercom Communications Corp (a)	5,182	64

Real Estate Management & Services (0.27%)
Jones Lang LaSalle Inc (a)	7,285	567

Recreational Centers (0.14%)
Life Time Fitness Inc (a)(b)	6,615	293

Reinsurance (0.59%)
Everest Re Group Ltd	12,428	1,264

REITS — Apartments (0.74%)
BRE Properties Inc	9,990	435
Camden Property Trust	10,927	539
UDR Inc	26,394	603

		1,577

REITS — Diversified (0.68%)
Cousins Properties Inc (a)	7,345	196
Duke Realty Corp	28,642	677
Liberty Property Trust	18,006	578

		1,451

REITS — Healthcare (0.61%)
Health Care REIT Inc	16,698	716
Nationwide Health Properties Inc (a)	18,282	577

		1,293

REITS — Hotels (0.29%)
Hospitality Properties Trust	18,470	627

REITS — Office Property (0.67%)
Alexandria Real Estate Equities Inc	6,271	616
Highwoods Properties Inc	11,244	337

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Office Property (continued)
Mack-Cali Realty Corp	13,359	$474

		1,427

REITS — Regional Malls (0.46%)
Macerich Co/The	14,266	975

REITS — Shopping Centers (1.10%)
Equity One Inc (a)	7,268	172
Federal Realty Investment Trust	11,140	822
Regency Centers Corp	13,694	841
Weingarten Realty Investors (a)	14,897	501

		2,336

REITS — Single Tenant (0.23%)
Realty Income Corp	19,883	485

REITS — Warehouse & Industrial (0.46%)
AMB Property Corp	19,482	986

Rental — Auto & Equipment (0.36%)
Avis Budget Group Inc (b)	20,425	273
Rent-A-Center Inc/TX (b)	13,157	225
United Rentals Inc (b)	14,851	271

		769

Research & Development (0.42%)
Pharmaceutical Product Development Inc	20,583	892

Respiratory Products (0.33%)
Resmed Inc (a)(b)	15,207	708

Retail — Apparel & Shoe (2.69%)
Aeropostale Inc (b)	13,167	371
American Eagle Outfitters Inc	42,090	969
AnnTaylor Stores Corp (a)(b)	12,070	303
Charming Shoppes Inc (a)(b)	22,956	148
Chico’s FAS Inc (b)	34,652	374
Collective Brands Inc (a)(b)	12,886	227
Foot Locker Inc	30,388	416
Guess ? Inc	10,756	401
Hanesbrands Inc (b)	18,729	480
Pacific Sunwear Of California (a)(b)	13,913	155
Phillips-Van Heusen Corp	11,108	468
Ross Stores Inc	26,650	777
Urban Outfitters Inc (a)(b)	22,208	644

		5,733

Retail — Auto Parts (0.64%)
Advance Auto Parts Inc	19,701	703
O’Reilly Automotive Inc (b)	22,636	666

		1,369

Retail — Automobile (0.71%)
Carmax Inc (a)(b)	42,873	956
Copart Inc (b)	13,840	566

		1,522

Retail — Bookstore (0.21%)
Barnes & Noble Inc	9,464	321
Borders Group Inc	11,558	130

		451

Retail — Catalog Shopping (0.22%)
Coldwater Creek Inc (a)(b)	11,778	76
MSC Industrial Direct Co	9,355	384

		460

Retail — Discount (0.47%)
99 Cents Only Stores (a)(b)	9,234	77
BJ’s Wholesale Club Inc (b)	12,607	409
Dollar Tree Stores Inc (b)	18,088	506

		992

Retail — Hair Salons (0.10%)
Regis Corp	8,671	220

Retail — Mail Order (0.22%)
Williams-Sonoma Inc (a)	17,320	466

Retail — Major Department Store (0.24%)
Saks Inc (a)(b)	27,883	503

Retail — Pet Food & Supplies (0.27%)
PetSmart Inc	25,309	579

Retail — Restaurants (0.89%)
Bob Evans Farms Inc	6,511	194
Brinker International Inc	20,708	385
CBRL Group Inc	4,673	146
Cheesecake Factory/The (a)(b)	14,027	307
Chipotle Mexican Grill Inc (a)(b)	6,473	788
Ruby Tuesday Inc (a)	10,170	78

		1,898

Retail — Sporting Goods (0.25%)
Dick’s Sporting Goods Inc (a)(b)	16,378	533

Savings & Loans — Thrifts (1.08%)
Astoria Financial Corp	16,058	436
First Niagara Financial Group Inc	20,747	264
New York Community Bancorp Inc (a)	63,659	1,181
Washington Federal Inc	17,200	420

		2,301

Schools (1.03%)
Career Education Corp (a)(b)	17,916	390
Corinthian Colleges Inc (a)(b)	16,685	141
DeVry Inc	11,784	650

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Schools (continued)
ITT Educational Services Inc (b)	5,787	$529
Strayer Education Inc	2,852	492

		2,202

Semiconductor Component — Integrated Circuits (0.64%)
Atmel Corp (b)	88,347	279
Cypress Semiconductor Corp (b)	31,316	665
Integrated Device Technology Inc (b)	37,402	279
TriQuint Semiconductor Inc (b)	27,818	132

		1,355

Semiconductor Equipment (0.48%)
Lam Research Corp (b)	26,571	1,020
Soap & Cleaning Products (0. 32%)
Church & Dwight Co Inc (a)	12,978	691
Steel — Producers (1.04%)
Carpenter Technology Corp	9,668	596
Reliance Steel & Aluminum Co	12,807	630
Steel Dynamics Inc	18,991	991

		2,217

Telecommunication Equipment (1.32%)
ADC Telecommunications Inc (b)	23,115	342
Adtran Inc	11,486	239
CommScope Inc (a)(b)	13,106	581
Harris Corp	26,961	1,474
Plantronics Inc	9,559	183

		2,819

Telecommunication Services (0.21%)
NeuStar Inc (a)(b)	15,129	449
Telephone — Integrated (0.61%)
Cincinnati Bell Inc (b)(c)	48,809	189
Telephone & Data Systems Inc	20,905	1,103

		1,292

Textile — Home Furnishings (0.41%)
Mohawk Industries Inc (a)(b)	10,889	870
Tobacco (0.13%)
Universal Corp/Richmond VA	5,381	268
Transactional Software (0.05%)
ACI Worldwide Inc (a)(b)	7,035	105
Transport — Equipment & Leasing (0.17%)
GATX Corp	9,426	354
Transport — Marine (0.62%)
Alexander & Baldwin Inc	8,418	384
Overseas Shipholding Group Inc (a)	5,686	371
Tidewater Inc	10,793	572

		1,327

Transport — Rail (0.25%)
Kansas City Southern (a)(b)	15,124	543
Transport — Truck (0. 63%)
Con-way Inc	8,882	432
JB Hunt Transport Services Inc (a)	17,222	536
Werner Enterprises Inc (a)	8,874	181
YRC Worldwide Inc (a)(b)	11,140	204

		1,353

Veterinary Diagnostics (0.30%)
VCA Antech Inc (b)	16,574	641

Vitamins & Nutrition Products (0.13%)
NBTY Inc (b)	11,042	267
Water (0.25%)
Aqua America Inc (a)	26,212	522

Wireless Equipment (0.09%)
RF Micro Devices Inc (a)(b)	57,028	184
X-Ray Equipment (0.74%)
Hologic Inc (a)(b)	24,657	1,587

TOTAL COMMON STOCKS		$209,002

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (20.07%)
Finance — Investment Banker & Broker (6.67%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $14,341,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (d)	$14,234	$14,233

Money Center Banks (13.40%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $24,561,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (d)	24,370	24,368
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U. S. Government Agency Issues; $2,162,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	2,100	2,100

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $2,162,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	$2,100	$2,099

		28,567

TOTAL REPURCHASE AGREEMENTS		$42,800

Total Investments		$251,802
Liabilities in Excess of Other Assets, Net — (18.09)%		(38,582)

TOTAL NET ASSETS — 100.00%		$213,220

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $679 or 0.32% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$31,016
Unrealized Depreciation	(27,972)

Net Unrealized Appreciation (Depreciation)	3,044
Cost for federal income tax purposes	248,758
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
MIDCAP 400; March 2008	10	$3,931	$4,032	$101
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	35.40%
Consumer, Non-cyclical	19.12%
Industrial	16.17%
Consumer, Cyclical	11.99%
Energy	9.59%
Technology	8.03%
Utilities	6.36%
Basic Materials	5.80%
Communications	4.97%
Exchange Traded Funds	0.66%
Liabilities in Excess of Other Assets, Net	(18.09%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.89%

Schedule of Investments
MidCap Stock Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.34%)
Airlines (3.48%)
AMR Corp (a)(b)	685,100	$9,550
Continental Airlines Inc (a)(b)	489,500	13,320

		22,870

Auto/Truck Parts & Equipment — Original (2.43%)
Magna International Inc	202,600	15,951

Chemicals — Specialty (5.63%)
Cabot Corp	574,300	17,074
Lubrizol Corp	293,200	15,425
OM Group Inc (a)(b)	77,600	4,453

		36,952

Coatings & Paint (1.55%)
Valspar Corp	507,700	10,169

Commercial Banks (2.26%)
Cullen/Frost Bankers Inc	109,300	5,950
TCF Financial Corp	418,900	8,902

		14,852

Commercial Services (2.27%)
Weight Watchers International Inc	349,400	14,884

Computers — Integrated Systems (1.10%)
Diebold Inc	278,400	7,205

Computers — Memory Devices (1.98%)
Network Appliance Inc (b)	561,100	13,029

Computers — Peripheral Equipment (0.75%)
Electronics for Imaging (a)(b)	335,700	4,955

Cosmetics & Toiletries (1.59%)
Estee Lauder Cos Inc/The	247,600	10,449

Data Processing & Management (2.61%)
Fidelity National Information Services	403,323	17,121

Diversified Manufacturing Operations (2.34%)
Teleflex Inc	259,500	15,342

Electric — Integrated (6.54%)
DTE Energy Co	313,900	13,388
Pinnacle West Capital Corp (a)	389,200	14,953
Wisconsin Energy Corp	320,500	14,592

		42,933

Electronic Components — Semiconductors (2.87%)
Microchip Technology Inc (a)	590,300	18,836

Electronic Parts Distribution (2.32%)
Arrow Electronics Inc (b)	445,000	15,228

Enterprise Software & Services (2.18%)
BMC Software Inc (a)(b)	447, 600	14,341

Food — Dairy Products (0.97%)
Dean Foods Co (a)	227,450	6,369

Machinery Tools & Related Products (2.72%)
Lincoln Electric Holdings Inc	289,700	17,860

Medical — Generic Drugs (2.34%)
Mylan Inc (a)	1,031,625	15,381

Medical — Hospitals (2.15%)
Universal Health Services Inc	299,100	14,097

Medical — Wholesale Drug Distribution (0.64%)
AmerisourceBergen Corp	89,700	4,184

Medical Information Systems (2.38%)
IMS Health Inc	654,782	15,643

Medical Instruments (1.17%)
Edwards Lifesciences Corp (a)(b)	166,700	7,713

Medical Laboratory & Testing Service (2.52%)
Covance Inc (b)	198,800	16,532

Medical Products (0.06%)
PSS World Medical Inc (a)(b)	24,200	418

Multi-Line Insurance (2.37%)
HCC Insurance Holdings Inc	559,700	15,593

Non-Hazardous Waste Disposal (3.70%)
Allied Waste Industries Inc (a)(b)	593,600	5,847
Republic Services Inc	615,550	18,466

		24,313

Office Furnishings — Original (2.21%)
HNI Corp (a)	430,600	14,494

Oil & Gas Drilling (2.24%)
Nabors Industries Ltd (a)(b)	540,000	14,699

Oil Company — Exploration & Production (4.40%)
Cimarex Energy Co	358,800	14,642
Noble Energy Inc	196,800	14,284

		28,926

Property & Casualty Insurance (2.88%)
Fidelity National Financial Inc	961,838	18,939

Reinsurance (2.10%)
Max Capital Group Ltd (a)	486,600	13,815

Schedule of Investments
MidCap Stock Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Office Property (2.35%)
Alexandria Real Estate Equities Inc	157,200	$15,442

REITS — Regional Malls (1.09%)
General Growth Properties Inc	197,000	7,194

Rental — Auto & Equipment (2.20%)
Aaron Rents Inc (a)	754,400	14,424

Retail — Apparel & Shoe (2.35%)
Nordstrom Inc	397,600	15,467

Retail — Jewelry (2.43%)
Tiffany & Co	400,300	15,972

Retail — Restaurants (1.07%)
Papa John’s International Inc (a)(b)	277,900	7,028

Savings & Loans — Thrifts (3.29%)
Washington Federal Inc	884,150	21,591

Toys (2.74%)
Mattel Inc	856,900	18,003

Transport — Marine (2.07%)
Tidewater Inc (a)	257,300	13,627

TOTAL COMMON STOCKS		$632,841

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (12.62%)
Money Market Funds (12.62%)
BNY Institutional Cash Reserve Fund (c)	$82,906	$82,906

TOTAL SHORT TERM INVESTMENTS		$82,906

REPURCHASE AGREEMENTS (6.13%)
Finance — Investment Banker & Broker (3.05%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $20,159,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$20,008	$20,006

Money Center Banks (3.08%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $10,415,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	10,113	10,112
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $10,415,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	10,113	$10,112
		20,224

TOTAL REPURCHASE AGREEMENTS		$40,230

Total Investments		$755,977
Liabilities in Excess of Other Assets, Net — (15.09)%		(99,109)

TOTAL NET ASSETS — 100.00%		$656,868

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$143,115
Unrealized Depreciation	(28,925)

Net Unrealized Appreciation (Depreciation)	114,190
Cost for federal income tax purposes	641,787

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Financial	35.10%
Consumer, Cyclical	16.71%
Consumer, Non-cyclical	15.90%
Technology	13.87%
Industrial	13.15%
Basic Materials	7.18%
Energy	6.64%
Utilities	6.54%
Liabilities in Excess of Other Assets, Net	(15.09%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.96%)
Aerospace & Defense Equipment (1.61%)
Alliant Techsystems Inc (a)(b)	2,600	$275
Goodrich Corp	28,600	1,789

		2,064

Agricultural Chemicals (0.45%)
Mosaic Co/The (b)	6,400	582

Apparel Manufacturers (0.57%)
VF Corp	9,500	735

Applications Software (0.16%)
Compuware Corp (b)	24,600	209

Auto — Car & Light Trucks (0.10%)
Ford Motor Co (a)(b)	18,400	122

Auto/Truck Parts & Equipment — Original (0.49%)
BorgWarner Inc	12,400	628

Beverages — Non-Alcoholic (0.16%)
PepsiAmericas Inc	8,401	207

Brewery (0.11%)
Anheuser-Busch Cos Inc	2,900	135

Broadcasting Services & Programming (1.37%)
Discovery Holding Co (b)	11,600	269
Liberty Global Inc — A Shares (b)	11,500	465
Liberty Media Corp — Capital Series A (b)	9,500	1,022

		1,756

Building — Mobile Home & Manufactured Housing (0.11%)
Thor Industries Inc (a)	4,100	145

Building — Residential & Commercial (0.12%)
NVR Inc (b)	250	158

Chemicals — Diversified (0.82%)
Celanese Corp	16,400	610
FMC Corp	8,400	446

		1,056

Chemicals — Specialty (0.78%)
Cytec Industries Inc	4,600	260
Hercules Inc	11,900	209
Lubrizol Corp	10,100	531

		1,000

Coatings & Paint (0.88%)
Sherwin-Williams Co/The	19,800	1,133

Commercial Banks (3.69%)
Bancorpsouth Inc	9,800	240
Bank of Hawaii Corp	7,900	398
BOK Financial Corp	1,400	76
City National Corp/CA	6,800	387
Commerce Bancshares Inc/Kansas City MO (a)	10,090	448
Cullen/Frost Bankers Inc	9,100	495
M&T Bank Corp (a)	8,400	771
Marshall & Ilsley Corp	22,400	625
South Financial Group Inc/The	59,300	1,025
UnionBanCal Corp	5,300	260

		4,725

Computer Services (1.45%)
Computer Sciences Corp (b)	44,000	1,862

Computers — Integrated Systems (0.21%)
NCR Corp (b)	12,474	268

Computers — Memory Devices (0.59%)
Seagate Technology	21,600	438
Western Digital Corp (a)(b)	12,100	320

		758

Consumer Products — Miscellaneous (0.17%)
Jarden Corp (b)	8,600	215

Containers — Metal & Glass (0.44%)
Owens-Illinois Inc (b)	11,150	562

Cruise Lines (1.52%)
Royal Caribbean Cruises Ltd (a)	48,400	1,950

Distribution & Wholesale (0.50%)
Genuine Parts Co	14,700	646

Diversified Manufacturing Operations (4.10%)
Cooper Industries Ltd	8,600	383
Crane Co	9,200	376
Eaton Corp	11,650	964
Ingersoll-Rand Co Ltd	10,300	407
ITT Corp	32,996	1,961
Parker Hannifin Corp	13,750	930
Textron Inc	4,200	235

		5,256

E-Commerce — Services (0.28%)
Expedia Inc (b)	15,800	364

Electric — Integrated (9.51%)
Alliant Energy Corp	13,600	502
American Electric Power Co Inc	17,200	737
Centerpoint Energy Inc	80,300	1,286
Consolidated Edison Inc	18,800	819
Constellation Energy Group Inc	7,300	686

Schedule of Investments
MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
DPL Inc (a)	19,300	$536
Edison International	19,200	1,001
MDU Resources Group Inc	55,900	1,449
Northeast Utilities	19,400	538
Pinnacle West Capital Corp	33,400	1,283
PPL Corp	16,180	791
Xcel Energy Inc	123,300	2,563

		12,191

Electric Products — Miscellaneous (0.12%)
Ametek Inc	3,538	156

Electronic Components — Miscellaneous (0.11%)
Garmin Ltd (a)	2,000	144

Electronic Components — Semiconductors (0.17%)
QLogic Corp (b)	15,000	214

Electronic Design Automation (0.13%)
Cadence Design Systems Inc (b)	15,800	160

Electronic Parts Distribution (0.63%)
Arrow Electronics Inc (b)	9,600	329
Avnet Inc (b)	13,400	477

		806

Electronics — Military (2.33%)
L-3 Communications Holdings Inc	26,900	2,981

Engines — Internal Combustion (0.56%)
Briggs & Stratton Corp (a)	34,300	715

Enterprise Software & Services (0.52%)
CA Inc	18,800	414
Novell Inc (b)	39,800	253

		667

Fiduciary Banks (0.39%)
Bank of New York Mellon Corp/The	4,200	196
Northern Trust Corp	4,090	300

		496

Finance — Commercial (0.67%)
CIT Group Inc	30,600	856

Finance — Consumer Loans (1.10%)
SLM Corp	65,000	1,414

Financial Guarantee Insurance (0.05%)
MBIA Inc (a)	4,500	70

Food — Meat Products (0.09%)
Hormel Foods Corp	2,818	109

Food — Miscellaneous/Diversified (1.42%)
ConAgra Foods Inc	24,600	529
Corn Products International Inc	14,200	480
HJ Heinz Co	19,100	813

		1,822

Food — Retail (0.38%)
Safeway Inc	15,900	493

Funeral Services & Related Items (0.50%)
Service Corp International/US	53,000	638

Gas — Distribution (1.59%)
Energen Corp	12,600	793
Sempra Energy	17,200	961
Vectren Corp	10,400	285

		2,039

Home Decoration Products (0.28%)
Newell Rubbermaid Inc	14,700	355

Hospital Beds & Equipment (1.39%)
Hillenbrand Industries Inc	29,600	1,531
Kinetic Concepts Inc (a)(b)	5,000	249

		1,780

Human Resources (0.18%)
Hewitt Associates Inc (b)	6,300	234

Independent Power Producer (0.44%)
NRG Energy Inc (a)(b)	14,600	563

Insurance Brokers (1.88%)
Aon Corp	24,300	1,057
Willis Group Holdings Ltd	38,300	1,350

		2,407

Internet Security (0.13%)
McAfee Inc (b)	4,850	163

Investment Companies (0.31%)
American Capital Strategies Ltd (a)	11,200	394

Investment Management & Advisory Services (0.90%)
Ameriprise Financial Inc	12,800	708
BlackRock Inc/New York	2,000	442

		1,150

Life & Health Insurance (1.42%)
Cigna Corp	3,430	169
Protective Life Corp	6,300	250
Reinsurance Group of America Inc	8,500	493
Unum Group	40,000	905

		1,817

Schedule of Investments
MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — General Industry (0.34%)
Gardner Denver Inc (a)(b)	13,600	$441

Medical — Biomedical/Gene (0.19%)
Invitrogen Corp (a)(b)	2,800	240

Medical — Generic Drugs (0.17%)
Watson Pharmaceuticals Inc (b)	8,500	222

Medical — HMO (1.93%)
Coventry Health Care Inc (b)	43,800	2,478

Medical — Wholesale Drug Distribution (0.52%)
AmerisourceBergen Corp	14,200	662

Medical Laboratory & Testing Service (0.98%)
Quest Diagnostics Inc	25,500	1,258

Motion Pictures & Services (0.35%)
DreamWorks Animation SKG Inc (b)	18,200	445

Multi-Line Insurance (1.93%)
American Financial Group Inc/OH	16,500	458
Genworth Financial Inc	22,900	557
HCC Insurance Holdings Inc	21,500	599
XL Capital Ltd	19,200	864

		2,478

Networking Products (0.23%)
Juniper Networks Inc (b)	10,800	293

Office Automation & Equipment (0.87%)
Pitney Bowes Inc	23,100	848
Xerox Corp	17,500	269

		1,117

Office Supplies & Forms (1.48%)
Avery Dennison Corp	36,600	1,897

Oil Company — Exploration & Production (1.28%)
Forest Oil Corp (b)	14,100	637
Noble Energy Inc	13,800	1,002

		1,639

Oil Company — Integrated (3.54%)
Hess Corp	7,500	681
Marathon Oil Corp	12,400	581
Murphy Oil Corp	44,500	3,273

		4,535

Oil Field Machinery & Equipment (0.44%)
Cameron International Corp (a)(b)	6,100	246
National Oilwell Varco Inc (b)	5,254	316

		562

Pharmacy Services (1.23%)
Express Scripts Inc (b)	2,500	169
Omnicare Inc	63,500	1,406

		1,575

Photo Equipment & Supplies (0.29%)
Eastman Kodak Co (a)	18,900	377

Pipelines (3.83%)
El Paso Corp	175,800	2,897
Oneok Inc	10,400	489
Questar Corp	11,400	580
Spectra Energy Corp	41,000	937

		4,903

Printing — Commercial (0.57%)
RR Donnelley & Sons Co	21,100	736

Property & Casualty Insurance (0.71%)
Arch Capital Group Ltd (b)	7,900	556
Philadelphia Consolidated Holding Co (b)	10,020	359

		915

Publishing — Periodicals (0.67%)
Idearc Inc	52,500	854

Regional Banks (1.07%)
Comerica Inc	12,198	532
Keycorp	31,900	834

		1,366

Reinsurance (2.20%)
Axis Capital Holdings Ltd	49,900	1,998
Endurance Specialty Holdings Ltd	5,800	235
Everest Re Group Ltd	3,600	366
PartnerRe Ltd (a)	2,800	222

		2,821

REITS — Apartments (0.72%)
AvalonBay Communities Inc	6,700	630
Essex Property Trust Inc	2,800	290

		920

REITS — Hotels (0.79%)
Hospitality Properties Trust	9,600	326
Host Hotels & Resorts Inc	40,600	680

		1,006

REITS — Mortgage (2.26%)
Annaly Capital Management Inc	147,000	2,899

REITS — Office Property (1.23%)
Boston Properties Inc	10,700	984
SL Green Realty Corp	6,400	594

		1,578

Schedule of Investments
MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Regional Malls (0.33%)
Taubman Centers Inc	8,400	$421

REITS — Warehouse & Industrial (2.38%)
AMB Property Corp	13,700	693
First Industrial Realty Trust Inc (a)	47,800	1,665
ProLogis	11,600	689

		3,047

Retail — Apparel & Shoe (1.40%)
Gap Inc/The	32,300	618
Hanesbrands Inc (b)	45,900	1,175

		1,793

Retail — Auto Parts (0.89%)
Advance Auto Parts Inc	31,900	1,138

Retail — Computer Equipment (0.16%)
GameStop Corp (b)	4,000	207

Retail — Consumer Electronics (0.17%)
RadioShack Corp (a)	12,900	224

Retail — Discount (1.68%)
BJ’s Wholesale Club Inc (b)	15,200	493
Family Dollar Stores Inc	79,000	1,661

		2,154

Retail — Office Supplies (0.47%)
Office Depot Inc (b)	40,400	599

Savings & Loans — Thrifts (2.14%)
New York Community Bancorp Inc	45,400	842
People’s United Financial Inc	112,236	1,896

		2,738

Soap & Cleaning Products (0.19%)
Church & Dwight Co Inc (a)	4,600	245

Steel — Producers (1.28%)
Reliance Steel & Aluminum Co	12,100	595
Steel Dynamics Inc	7,000	365
United States Steel Corp	6,600	674

		1,634

Telecommunication Equipment (0.33%)
ADC Telecommunications Inc (b)	11,600	171
CommScope Inc (b)	2,500	111
Harris Corp	2,609	143

		425

Telecommunication Services (0.39%)
Embarq Corp	11,100	503

Telephone — Integrated (0.59%)
CenturyTel Inc	13,200	487
Qwest Communications International Inc	44,780	264

		751

Theaters (0.22%)
Regal Entertainment Group (a)	15,400	286

Tobacco (5.03%)
Loews Corp — Carolina Group	36,579	3,004
Reynolds American Inc (a)	31,000	1,963
UST Inc	28,400	1,476

		6,443

Tools — Hand Held (2.07%)
Snap-On Inc	13,000	639
Stanley Works/The	39,200	2,013

		2,652

Toys (0.55%)
Hasbro Inc	27,100	704

Transport — Marine (0.28%)
Tidewater Inc	6,700	355

Transport — Rail (0.29%)
CSX Corp	7,700	373

Transport — Services (1.21%)
Ryder System Inc	29,700	1,546

Transport — Truck (0.21%)
Con-way Inc	5,500	268

TOTAL COMMON STOCKS		$128,093

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.38%)
Commercial Paper (0.38%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$486	$486

TOTAL SHORT TERM INVESTMENTS		$486

REPURCHASE AGREEMENTS (7.07%)
Finance — Investment Banker & Broker (4.79%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $6,182,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$6,136	$6,135

Schedule of Investments
MidCap Value Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (2.28%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $2,946,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	$2,923	$2,923

TOTAL REPURCHASE AGREEMENTS		$9,058

Total Investments		$137,637
Liabilities in Excess of Other Assets, Net — (7.41)%		(9,490)

TOTAL NET ASSETS — 100.00%		$128,147

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$11,740
Unrealized Depreciation	(13,192)

Net Unrealized Appreciation (Depreciation)	(1,452)
Cost for federal income tax purposes	139,089

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Financial	33.60%
Consumer, Non-cyclical	16.69%
Industrial	14.59%
Utilities	11.55%
Consumer, Cyclical	9.59%
Energy	9.08%
Basic Materials	4.22%
Technology	4.10%
Communications	3.99%
Liabilities in Excess of Other Assets, Net	(7.41%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Money Market Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (81.65%)
Agricultural Operations (1.50%)
Cargill Inc
4.60%, 2/19/2008	$6,500	$6,485
5.00%, 2/28/2008	10,900	10,859
4.85%, 3/19/2008	6,000	5,962
4.72%, 3/20/2008	10,000	9,937
4.64%, 3/25/2008	10,000	9,932

		43,175

Asset Backed Securities (3.06%)
CAFCO
4.77%, 2/11/2008	14,000	13,981
4.95%, 3/14/2008	9,000	8,948
5.00%, 3/14/2008	10,000	9,942
3.90%, 3/18/2008	3,215	3,199
3.80%, 4/15/2008	11,000	10,914
FCAR Owner Trust I
5.35%, 3/6/2008	10,000	9,949
5.65%, 3/17/2008	11,800	11,717
4.00%, 3/26/2008	7,730	7,684
4.31%, 4/23/2008	11,900	11,783

		88,117

Beverages — Non-Alcoholic (1.07%)
Coca-Cola Co
4.20%, 2/19/2008	9,140	9,121
4.39%, 2/26/2008	11,800	11,764
4.46%, 2/29/2008	10,000	9,965

		30,850

Chemicals — Diversified (1.26%)
BASF AG
4.63%, 2/1/2008	12,000	12,000
4.25%, 3/27/2008	2,825	2,807
3.00%, 4/15/2008	10,600	10,535
3.95%, 4/21/2008	11,000	10,903

		36,245

Commercial Banks (13.13%)
Calyon North America
4.51%, 2/29/2008	5,000	4,982
4.73%, 3/19/2008	13,800	13,715
4.77%, 3/27/2008	11,050	10,969
4.72%, 4/14/2008	12,800	12,678
4.63%, 4/21/2008	11,000	10,887
Nordea North America
4.68%, 2/7/2008	11,000	10,991
4.97%, 2/19/2008	10,000	9,975
4.89%, 3/7/2008	10,000	9,952
3.02%, 3/31/2008	9,900	9,851
4.40%, 4/2/2008	14,000	13,896
4.14%, 4/9/2008	10,000	9,922
Skandinaviska Enskilda Banken
4.72%, 2/1/2008	11,575	11,575
5.10%, 2/6/2008	9,000	8,994
4.89%, 2/21/2008	9,000	8,976
3.09%, 4/17/2008	11,000	10,928
Societe Generale North America Inc
5.10%, 2/1/2008	9,700	9,700
4.85%, 2/4/2008	7,300	7,297
4.88%, 2/25/2008	10,000	9,967
4.69%, 2/27/2008	12,000	11,959
5.03%, 3/13/2008	9,000	8,948
4.05%, 4/15/2008	10,000	9,917
3.29%, 4/24/2008	10,900	10,817
State Street Corp
4.29%, 3/28/2008	14,000	13,907
Svenska Handelsbanken
4.54%, 4/2/2008	9,900	9,824
3.76%, 4/16/2008	13,000	12,898
Toronto — Dominion Holdings
4.69%, 2/11/2008	11,000	10,986
5.02%, 2/28/2008	11,000	10,959
4.05%, 4/11/2008	11,900	11,806
3.09%, 4/28/2008	6,440	6,392
3.07%, 4/29/2008	10,900	10,818
Westpac Banking Corp
4.63%, 2/5/2008	15,000	14,992
4.65%, 2/5/2008	15,000	14,992
4.91%, 2/26/2008	10,000	9,966
4.87%, 3/18/2008	11,800	11,727
3.08%, 4/25/2008	11,900	11,815

		377,978

Cosmetics & Toiletries (0.39%)
Procter & Gamble
4.46%, 2/7/2008	11,100	11,092
Diversified Financial Services (1.73%)
General Electric Capital
4.80%, 2/8/2008	10,000	9,991
4.47%, 3/26/2008	7,440	7,390
4.56%, 4/1/2008	10,600	10,518
4.37%, 4/4/2008	11,000	10,916
Pfizer Investment Capital
4.33%, 5/5/2008	11,000	10,876

		49,691

Diversified Manufacturing Operations (1.40%)
Danaher Corp
3.30%, 2/5/2008	9,440	9,437
Dover Corp
4.25%, 2/4/2008	11,800	11,796
4.40%, 2/15/2008	19,000	18,967

		40,200

Schedule of Investments
Money Market Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Auto Loans (2.63%)
Paccar Financial
4.48%, 3/3/2008	$9,900	$9,862
4.12%, 4/9/2008	12,100	12,006
Toyota Motor Credit
4.65%, 2/25/2008	6,220	6,201
4.51%, 2/27/2008	12,340	12,300
4.70%, 3/3/2008	10,900	10,856
4.69%, 3/7/2008	8,640	8,600
4.38%, 3/31/2008	5,130	5,093
3.70%, 5/9/2008	11,000	10,889

		75,807

Finance — Consumer Loans (3.52%)
American General Finance
3.04%, 3/17/2008	13,000	12,951
HSBC Finance
4.70%, 2/29/2008	10,000	9,964
4.75%, 2/29/2008	9,900	9,863
4.70%, 3/4/2008	7,320	7,289
4.60%, 3/11/2008	10,000	9,950
4.60%, 3/12/2008	6,410	6,377
3.40%, 4/11/2008	10,000	9,934
3.10%, 5/2/2008	11,000	10,914
John Deere Bank S.A.
4.30%, 2/14/2008	12,000	11,981
John Deere Capital Corp
4.72%, 2/1/2008	12,000	12,000

		101,223

Finance — Credit Card (1.77%)
American Express Credit
4.70%, 2/7/2008	10,000	9,992
4.50%, 2/21/2008	12,800	12,768
4.65%, 2/27/2008	7,300	7,275
4.08%, 4/8/2008	7,930	7,870
3.05%, 4/24/2008	13,000	12,909

		50,814

Finance — Investment Banker & Broker (7.97%)
Citigroup Funding
4.88%, 3/18/2008	10,800	10,733
3.05%, 4/1/2008	10,900	10,845
4.85%, 4/2/2008	6,800	6,744
3.05%, 5/8/2008	10,900	10,810
Goldman Sachs Group
4.81%, 2/12/2008	8,640	8,627
4.22%, 5/15/2008	7,000	6,915
ING U.S. Funding
4.81%, 3/28/2008	4,580	4,546
4.28%, 4/10/2008	10,000	9,918
3.71%, 4/22/2008	11,000	10,908
3.75%, 5/16/2008	10,390	10,276
JP Morgan Chase
3.10%, 3/24/2008	9,490	9,448
3.12%, 3/25/2008	10,900	10,850
4.29%, 4/1/2008	2,520	2,502
4.19%, 4/3/2008	14,000	13,899
3.70%, 4/17/2008	11,000	10,914
4.60%, 4/17/2008	11,000	10,893
2.98%, 5/1/2008	7,635	7,578
Merrill Lynch & Co Inc
4.62%, 4/18/2008	11,000	10,891
4.51%, 4/29/2008	10,900	10,780
4.46%, 5/2/2008	7,450	7,366
Morgan Stanley
4.96%, 5/19/2008	12,800	12,610
4.97%, 5/21/2008	10,000	9,848
4.70%, 6/16/2008	12,000	11,787
4.45%, 6/18/2008	10,000	9,829

		229,517

Finance — Leasing Company (1.20%)
International Lease Finance
4.61%, 3/10/2008	10,900	10,847
4.02%, 4/22/2008	9,900	9,811
River Fuel Funding
3.08%, 4/30/2008	14,000	13,893

		34,551

Finance — Other Services (6.15%)
ABN-AMRO North America Finance Inc
4.85%, 3/10/2008	8,800	8,755
5.00%, 3/10/2008	10,800	10,743
4.50%, 4/4/2008	14,100	13,989
Commoloco
3.43%, 5/22/2008	6,900	6,827
CRC Funding
4.77%, 2/8/2008	15,000	14,986
5.15%, 2/20/2008	2,000	1,995
4.38%, 3/5/2008	10,000	9,960
3.50%, 4/16/2008	10,900	10,821
Park Avenue Receivables Company
4.37%, 2/19/2008	10,000	9,978
3.25%, 4/22/2008	10,900	10,820
Private Export Funding
4.50%, 2/20/2008	11,000	10,974
4.52%, 2/28/2008	10,900	10,863
4.30%, 3/5/2008	10,900	10,857
4.50%, 3/11/2008	12,000	11,941
4.22%, 3/13/2008	3,025	3,010
4.32%, 3/14/2008	10,800	10,746
4.20%, 3/24/2008	10,000	9,939

Schedule of Investments
Money Market Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Other Services (continued)
Private Export Funding (continued)
2.92%, 5/23/2008	$9,900	$9,810

		177,014

Life & Health Insurance (2.49%)
Prudential PLC
4.82%, 2/4/2008	10,040	10,036
4.75%, 2/8/2008	10,850	10,840
5.00%, 3/5/2008	10,000	9,954
4.80%, 3/10/2008	12,800	12,735
3.83%, 4/7/2008	7,890	7,835
3.33%, 4/28/2008	10,000	9,919
3.15%, 5/9/2008	7,100	7,039
3.70%, 7/14/2008	3,460	3,402

		71,760

Medical — Drugs (1.70%)
Astrazeneca PLC
4.20%, 4/7/2008	7,160	7,105
3.62%, 6/9/2008	11,000	10,857
3.00%, 7/8/2008	7,400	7,303
3.57%, 7/25/2008	11,000	10,809
5.22%, 7/25/2008	13,000	12,965

		49,039

Medical — Hospitals (0.42%)
Catholic Healthcare Initiatives
4.90%, 3/6/2008	12,000	12,000

Money Center Banks (8.52%)
Bank of America
4.76%, 3/4/2008	10,200	10,157
4.84%, 4/3/2008	12,000	11,900
3.02%, 4/28/2008	6,000	5,956
3.02%, 4/30/2008	13,000	12,903
4.42%, 5/1/2008	9,900	9,791
4.36%, 5/7/2008	12,000	11,861
3.00%, 5/29/2008	9,900	9,803
Bank of Scotland PLC
4.79%, 2/7/2008	11,270	11,261
5.03%, 2/12/2008	8,900	8,886
4.70%, 2/26/2008	5,940	5,921
5.15%, 3/4/2008	10,000	9,954
4.90%, 3/17/2008	11,800	11,728
4.85%, 3/25/2008	6,300	6,255
3.00%, 5/19/2008	10,900	10,802
BNP Paribas Finance
4.85%, 2/5/2008	7,000	6,996
4.88%, 3/14/2008	12,900	12,826
4.78%, 3/20/2008	9,540	9,479
4.63%, 4/25/2008	10,000	9,892
UBS Finance Delaware LLC
4.82%, 2/22/2008	11,000	10,969
4.93%, 2/25/2008	10,800	10,764
5.02%, 3/6/2008	11,800	11,744
3.05%, 5/12/2008	12,900	12,790
3.72%, 5/16/2008	11,000	10,881
4.53%, 5/28/2008	12,000	11,823

		245,342

Multi-line Insurance (1.58%)
Genworth Financial
4.25%, 2/6/2008	10,000	9,994
4.20%, 2/20/2008	9,900	9,878
3.15%, 3/7/2008	13,000	12,960
3.15%, 3/11/2008	12,700	12,657

		45,489

Multimedia (0.54%)
Walt Disney Co
4.50%, 2/12/2008	15,450	15,429

Oil Company — Integrated (2.03%)
BP Capital Markets PLC
4.76%, 2/4/2008	13,000	12,995
4.46%, 3/3/2008	10,900	10,858
4.44%, 3/6/2008	6,800	6,772
4.44%, 3/13/2008	11,800	11,740
4.74%, 3/27/2008	10,000	9,928
Total Capital
4.10%, 3/31/2008	6,210	6,168

		58,461

Regional Banks (0.72%)
Wells Fargo & Co
3.04%, 3/13/2008	10,900	10,863
3.12%, 3/18/2008	10,000	9,960

		20,823

Sovereign Agency (1.52%)
Fannie Mae Discount Notes
4.28%, 2/22/2008	11,900	11,870
4.18%, 4/11/2008	9,420	9,344
Federal Home Loan Bank Discount Notes
4.25%, 3/19/2008	11,900	11,834
Freddie Mac
4.25%, 3/24/2008	10,900	10,833

		43,881

Special Purpose Entity (10.15%)
American Honda Finance Corp
4.38%, 2/11/2008	9,300	9,289
4.20%, 3/12/2008	14,000	13,935
Barclays U.S. Funding
5.13%, 2/20/2008	10,900	10,870
4.91%, 2/26/2008	10,000	9,966
4.70%, 3/5/2008	9,900	9,857

Schedule of Investments
Money Market Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)
Barclays U.S. Funding (continued)
4.33%, 4/8/2008	$10,000	$9,919
4.34%, 5/5/2008	7,660	7,573
Charta LLC
4.78%, 2/6/2008	12,675	12,667
4.18%, 3/7/2008	13,050	12,997
4.38%, 3/26/2008	11,000	10,928
4.45%, 3/26/2008	11,000	10,927
4.50%, 3/27/2008	13,000	12,911
DWS Scudder Money Market Series
4.23%, 12/31/2008	22,690	22,690
Lehman Brothers Holdings Inc
4.80%, 2/12/2008	11,000	10,984
Prudential Funding Corp
4.20%, 3/4/2008	10,800	10,760
Ranger Funding
4.82%, 2/6/2008	12,000	11,992
4.82%, 2/13/2008	8,900	8,886
4.85%, 2/13/2008	10,000	9,984
3.77%, 4/24/2008	11,000	10,904
3.15%, 5/1/2008	8,900	8,830
3.20%, 5/6/2008	11,900	11,799
Sheffield Receivables
4.12%, 2/22/2008	10,000	9,976
Yorktown Capital
4.90%, 2/13/2008	10,000	9,984
5.10%, 2/19/2008	10,000	9,974
5.25%, 3/11/2008	11,900	11,832
3.26%, 4/14/2008	11,900	11,821

		292,255

Supranational Bank (2.44%)
Corp Andina de Fomento
5.04%, 2/14/2008	7,960	7,946
5.05%, 2/15/2008	12,000	11,976
5.02%, 2/25/2008	9,000	8,970
5.02%, 3/12/2008	11,800	11,734
4.20%, 4/10/2008	11,000	10,911
4.40%, 5/6/2008	12,000	11,861
3.94%, 5/14/2008	6,900	6,822

		70,220

Telephone — Integrated (2.04%)
Telstra Corp
4.65%, 2/14/2008	10,900	10,882
4.70%, 2/14/2008	10,000	9,983
3.15%, 4/16/2008	6,110	6,070
3.80%, 4/16/2008	11,000	10,913
3.20%, 4/23/2008	20,900	20,747

		58,595

Tools — Hand held (0.72%)
Stanley Works
4.10%, 4/3/2008	10,000	9,929
3.10%, 4/11/2008	10,992	10,926

		20,855

TOTAL COMMERCIAL PAPER		$2,350,423

CERTIFICATE OF DEPOSIT (0.80%)
Commercial Banks (0.80%)
Citibank NA
3.17%, 4/29/2008	13,000	13,000
Wachovia Bank
4.90%, 4/28/2008	10,000	10,000

		23,000

TOTAL CERTIFICATE OF DEPOSIT		$23,000

FUNDING AGREEMENTS (2.12%)
Financial Guarantee Insurance (2.12%)
ING USA Funding Agreement
5.27%, 3/3/2008 (a)	25,000	25,000
New York Life Funding Agreement
4.93%, 2/1/2008 (a)(b)	36,000	36,000

		61,000

TOTAL FUNDING AGREEMENTS		$61,000

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.85%)
Publicly Traded Investment Fund (0.85%)
BlackRock Liquidity Funds TempFund Portfolio
4.26, 12/31/2008	24,520,000	24,520

TOTAL COMMON STOCKS		$24,520

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (8.64%)
Aerospace & Defense (0.17%)
General Dynamics Corp
3.00%, 5/15/2008	4,840	4,807

Asset Backed Securities (0.15%)
Caterpillar Financial Asset Trust
5.67%, 4/25/2008	2,348	2,348
CNH Equipment Trust
5.82%, 4/15/2008	1,936	1,936

		4,284

Auto — Car & Light Trucks (0.11%)
BMW US Capital LLC
4.54%, 2/5/2008 (b)(c)	3,300	3,300

Schedule of Investments
Money Market Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Automobile Sequential (1.69%)
Americredit Prime Automobile Receivable Trust
5.27%, 4/8/2008	$7,258	$7,258
BMW Vehicle Lease Trust
5.06%, 7/15/2008	4,396	4,396
Capital Auto Receivables Asset Trust
3.39%, 8/15/2008 (c)	9,500	9,500
Carmax Auto Owner Trust
5.84%, 3/17/2008	1,967	1,967
Daimler Chrysler Auto Trust
4.94%, 5/8/2008 (b)(c)	6,378	6,378
Ford Credit Auto Owner Trust
4.02%, 8/15/2008 (c)	10,000	10,000
Harley-Davidson Motorcycle Trust
5.59%, 3/17/2008	2,504	2,504
Honda Auto Receivables Owner Trust
5.56%, 4/15/2008 (b)	939	939
Hyundai Auto Receivables Trust
5.29%, 4/15/2008	1,172	1,172
Merrill Auto Trust Securitization
5.35%, 2/15/2008	1,381	1,381
World Omni Auto Receivables Trust
5.68%, 4/15/2008	3,293	3,293

		48,788

Chemicals — Diversified (0.21%)
BASF Finance Europe NV
3.88%, 4/21/2008 (b)(c)	6,100	6,100

Commercial Banks (1.25%)
Allied Irish Banks PLC
3.91%, 2/19/2008 (b)(c)	9,000	9,000
BES Finance Ltd
4.68%, 2/4/2008 (b)(c)	9,000	9,000
Skandinaviska Enskilda Banken AB
4.85%, 3/25/2008 (c)	8,000	8,000
Svenska Handelsbanken AB
4.47%, 4/7/2008 (b)(c)	10,000	10,000

		36,000

Diversified Manufacturing Operations (0.21%)
Danaher Corp
6.00%, 10/15/2008	5,830	5,898

Finance — Consumer Loans (0.47%)
HSBC Finance Corp
6.40%, 6/17/2008	5,100	5,118
John Deere Capital Corp
5.04%, 3/25/2008 (b)	8,335	8,335

		13,453

Finance — Investment Banker & Broker (0.78%)
Goldman Sachs Group LP
3.33%, 4/25/2008 (c)	13,000	13,000
JPMorgan Chase & Co
4.62%, 2/4/2008	2,500	2,500
Lehman Brothers Holdings Inc
5.02%, 3/27/2008	6,860	6,860

		22,360

Medical — Hospitals (0.43%)
Portland Clinic LLP/The
3.65%, 11/20/2027	12,390	12,390

Medical — Outpatient & Home Medical Care (0.22%)
Everett Clinic PS
3.65%, 5/1/2022	6,300	6,300

Special Purpose Entity (2.95%)
Advance Packaging Corp
3.38%, 10/1/2036	10,825	10,825
Allstate Life Global Funding Trusts
4.57%, 2/4/2008	3,200	3,200
Chatham Capital Corp
3.38%, 11/1/2028	10,170	10,170
Corporate Finance Managers Inc
3.32%, 2/2/2043	15,170	15,170
Forward Corp
3.38%, 12/1/2030	3,725	3,725
Foster/Schweihofer Real Estate Co LLC
3.45%, 9/20/2033	6,475	6,475
National Coney Island Financial LLC
3.38%, 10/1/2030	6,400	6,400
NGSP Inc
3.35%, 6/1/2046	20,000	20,000
Pineview Estates LC
3.38%, 1/1/2023	5,000	5,000
Rockwood Quarry LLC
3.38%, 12/1/2022	4,000	4,000

		84,965

TOTAL BONDS		$248,645

TAX-EXEMPT BONDS (6.12%)
Alaska (0.13%)
Four Dam Pool Power Agency
3.28%, 7/1/2026	3,730	3,730

Arizona (0.39%)
Glendale Industrial Development Authority Bank of New York
3.35%, 7/1/2035	7,495	7,495
Tucson Airport Authority Inc/AZ
3.35%, 12/1/2018	3,635	3,635

		11,130

California (2.31%)
Abag Finance Authority for Nonprofit Co
3.28%, 11/1/2031	2,000	2,000

Schedule of Investments
Money Market Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
California (continued)
Alameda County Industrial Development Authority
3.26%, 4/1/2034	$545	$545
California Statewide Communities Development FNMA
3.18%, 8/15/2034	800	800
City of Fairfield CA
3.28%, 6/1/2034	2,000	2,000
3.28%, 6/1/2034	2,700	2,700
City of Long Beach CA
3.26%, 11/1/2030	2,900	2,900
City of Richmond CA FNMA
3.17%, 8/15/2037	3,200	3,200
City of Santa Rosa CA
3.28%, 9/1/2024	4,740	4,740
Kern Water Bank Authority
3.32%, 7/1/2028	2,700	2,700
Los Angeles Department of Water & Power
3.27%, 7/1/2025	12,000	12,000
San Jose Redevelopment Agency/CA JPM
3.27%, 8/1/2028	32,950	32,950

		66,535

Colorado (0.29%)
Colorado Housing & Finance Authority/CO
3.32%, 4/1/2029	885	885
County of Kit Carson CO
4.00%, 6/1/2027	2,100	2,100
County of Montrose CO
3.32%, 6/1/2010	400	400
Sheridan Redevelopment Agency Citibank
3.30%, 12/1/2029	5,000	5,000

		8,385

Georgia (0.38%)
Savannah College of Art & Design Inc
3.35%, 4/1/2024	2,300	2,300
South Fulton Municipal Regional Jail Authority MBIA
4.15%, 11/1/2017	8,500	8,500

		10,800

Illinois (0.65%)
Memorial Health System/IL
4.00%, 10/1/2024	18,635	18,635

Kentucky (0.08%)
Florence KY
3.40%, 4/15/2035	2,400	2,400

Michigan (0.28%)
Michigan State Housing Development Authority MBIA
3.30%, 6/1/2030	8,070	8,070

Minnesota (0.08%)
City of Plymouth MN FSA
4.00%, 6/1/2024	2,165	2,165

New Mexico (0.17%)
County of Bernalillo NM
3.35%, 9/1/2030	4,775	4,775

New York (0.19%)
New York City Housing Development Corp
3.35%, 6/1/2039	5,500	5,500

North Carolina (0.31%)
North Carolina Capital Facilities Finance
3.35%, 9/1/2018	9,005	9,005

Oklahoma (0.22%)
University Hospital
3.35%, 8/15/2021	6,260	6,260

Oregon (0.04%)
Lake Oswego Redevelopment Agency
3.32%, 6/1/2020	1,285	1,285

Utah (0.23%)
Utah Telecommunication Open Infrastructure
3.35%, 7/15/2026	6,700	6,700

Washington (0.37%)
Washington State Housing Finance Commission
4.05%, 12/1/2028	640	640
3.48%, 12/1/2040	2,020	2,020
Washington State Housing Finance Commission FNMA
3.18%, 9/1/2028	1,405	1,405
3.17%, 9/15/2037	2,730	2,730
3.17%, 12/15/2037	3,855	3,855

		10,650

TOTAL TAX-EXEMPT BONDS		$176,025

Total Investments		$2,883,613
Liabilities in Excess of Other Assets, Net — (0.18)%		(5,057)

TOTAL NET ASSETS — 100.00%		$2,878,556

(a)	Security is Illiquid

(b)	Variable Rate

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $84,278 or 2.93% of net assets.

Schedule of Investments
Money Market Fund
January 31, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent
Financial	72.37%
Consumer, Non-cyclical	5.73%
Asset Backed Securities	4.91%
Revenue	4.83%
Communications	2.57%
Industrial	2.49%
Energy	2.03%
Government	1.52%
Basic Materials	1.47%
Insured	1.07%
Exchange Traded Funds	0.85%
Tax Allocation	0.22%
Consumer, Cyclical	0.12%
Liabilities in Excess of Other Assets, Net	(0.18%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (24.87%)
Finance — Mortgage Loan/Banker (10.06%)
Fannie Mae
6.00%, 2/3/2020	$20,000	$20,005
5.00%, 2/25/2027	4,174	230
5.50%, 2/25/2032	21,000	21,373
7.00%, 4/25/2032	7,591	8,117
6.21%, 8/6/2038	1,250	1,524
Fannie Mae Grantor Trust
7.30%, 5/25/2010	7,000	7,644
Fannie Mae Interest Strip
7.00%, 4/1/2024	354	75
Fannie Mae REMICS
9.00%, 5/25/2020	78	85
3.98%, 4/25/2027 (a)	69	69
5.50%, 12/25/2035 (a)	21,990	22,048
Freddie Mac
6.50%, 5/15/2030	5,383	5,419
5.50%, 10/15/2031	25,000	25,602
4.50%, 5/15/2032	4,120	4,117
5.50%, 1/15/2033	9,000	9,199
5.50%, 4/15/2033 (a)	15,000	15,271
Freddie Mac REMICS
6.00%, 6/15/2017	12,122	12,373
5.15%, 2/15/2021 (a)	104	104
6.50%, 8/15/2027	476	491
5.00%, 9/15/2027	16,669	1,049
6.00%, 6/15/2030	1,061	1,069
6.50%, 6/15/2031	3,729	3,788
LF Rothschild Mortgage Trust
9.95%, 9/1/2017	42	44

		159,696

Mortgage Backed Securities (14.81%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	21,500	21,485
5.50%, 5/25/2034	11,584	11,505
Chase Mortgage Finance Corp
6.00%, 5/25/2035	21,000	20,766
Countrywide Alternative Loan Trust
4.00%, 8/25/2033	2,599	2,588
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018	14,328	14,444
5.25%, 5/25/2034	21,500	21,021
5.75%, 12/25/2035	21,790	21,702
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033	9,444	9,587
4.50%, 6/25/2033	6,379	6,347
6.00%, 12/25/2033	5,550	5,550
GSR Mortgage Loan Trust
5.00%, 5/25/2033	4,981	5,000
6.00%, 2/25/2035	11,259	11,434
MASTR Alternative Loans Trust
5.39%, 1/25/2020 (a)	18,550	18,611
Prime Mortgage Trust
4.75%, 11/25/2019	17,098	17,172
4.75%, 10/25/2020 (a)	16,020	15,954
Residential Funding Mortgage Securities
5.50%, 12/25/2033	17,000	16,911
Structured Asset Securities Corp
5.00%, 5/25/2035	15,472	15,158

		235,235

TOTAL BONDS		$394,931

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (72.98%)
Federal Home Loan Mortgage Corporation (FHLMC) (37.36%)
9.00%, 12/1/2008	3	3
6.50%, 2/1/2011	20	21
6.50%, 3/1/2011	96	100
6.50%, 3/1/2011	18	19
6.50%, 3/1/2011	73	76
6.50%, 3/1/2011	166	172
6.50%, 4/1/2011	4	4
6.50%, 4/1/2011	41	43
7.50%, 3/1/2013	1,378	1,422
9.00%, 9/1/2016	6	6
6.50%, 11/1/2016	735	766
9.00%, 1/1/2017	2	2
6.00%, 4/1/2017	1,364	1,411
6.00%, 4/1/2017	1,633	1,689
6.00%, 5/1/2017	1,785	1,846
9.00%, 5/1/2017	2	2
4.50%, 4/1/2018	6,993	6,997
5.00%, 4/1/2018	6,793	6,899
4.00%, 8/1/2018	12,087	11,916
5.50%, 11/1/2018	6,346	6,510
4.50%, 1/1/2019	12,646	12,652
8.50%, 4/1/2019	23	25
9.00%, 6/1/2019	—	1
4.50%, 7/1/2019	15,088	15,082
5.50%, 7/1/2019	7,542	7,729
9.00%, 5/1/2021	5	6
9.00%, 9/1/2021	4	4
6.50%, 12/1/2021	2,588	2,704
9.00%, 1/1/2022	8	8
6.50%, 4/1/2022	2,397	2,505
6.50%, 5/1/2022	1,558	1,628
9.00%, 8/1/2022	3	3
6.50%, 5/1/2023	214	223

Schedule of Investments
Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 7/1/2023	$14	$14
6.50%, 1/1/2024	32	34
5.50%, 6/1/2024	15,425	15,699
7.00%, 7/1/2024	18	19
6.50%, 7/1/2025	4	4
6.50%, 7/1/2025	3	3
6.50%, 9/1/2025	8	8
6.50%, 9/1/2025	3	3
6.50%, 9/1/2025	2	2
6.50%, 10/1/2025	25	26
6.50%, 10/1/2025	14	15
6.50%, 4/1/2027	5	6
7.00%, 1/1/2028	1,959	2,094
6.50%, 2/1/2028	2	2
6.50%, 3/1/2029	417	437
6.50%, 4/1/2029	4,307	4,559
7.00%, 6/1/2029	898	958
8.50%, 7/1/2029	219	243
8.00%, 12/1/2030	113	123
7.50%, 2/1/2031	248	269
7.00%, 3/1/2031	195	207
6.50%, 4/1/2031	1,350	1,418
7.00%, 4/1/2031	656	700
6.00%, 5/1/2031	1,034	1,065
7.00%, 6/1/2031	158	168
6.50%, 10/1/2031	673	703
7.00%, 10/1/2031	394	419
6.50%, 1/1/2032	3,406	3,560
7.00%, 4/1/2032	1,327	1,410
6.00%, 9/1/2032	2,039	2,096
5.50%, 11/1/2032	6,213	6,305
5.00%, 2/1/2033	8,065	8,045
5.50%, 4/1/2033	11,841	12,017
5.00%, 6/1/2033	8,666	8,646
4.50%, 8/1/2033	4,461	4,321
4.50%, 8/1/2033	4,194	4,062
5.00%, 8/1/2033	13,238	13,202
5.00%, 8/1/2033	13,740	13,706
5.50%, 8/1/2033	9,574	9,729
6.00%, 11/1/2033	5,126	5,277
6.00%, 11/1/2033	4,674	4,813
5.50%, 12/1/2033	13,162	13,350
6.00%, 12/1/2033	5,461	5,620
5.50%, 1/1/2034	14,314	14,509
5.50%, 1/1/2034	13,424	13,607
5.00%, 5/1/2034	15,224	15,172
6.00%, 5/1/2034	9,849	10,116
6.00%, 5/1/2034	8,932	9,159
5.50%, 11/1/2034	16,467	16,691
6.00%, 1/1/2035	11,698	11,972
6.00%, 2/1/2035	8,419	8,647
5.00%, 5/1/2035	18,864	18,789
4.50%, 6/1/2035	24,294	23,504
5.00%, 7/1/2035	19,807	19,728
5.00%, 7/1/2035	41,691	41,525
5.50%, 9/1/2035	23,034	23,334
5.00%, 10/1/2035	21,954	21,866
5.50%, 10/1/2035	20,705	20,974
5.00%, 6/1/2036	22,087	21,999
7.00%, 7/1/2036	15,641	16,469
9.50%, 6/1/2016	12	13
9.50%, 4/1/2017	17	18
5.77%, 1/1/2037 (a)	15,330	15,390
5.87%, 1/1/2037 (a)	22,230	22,885
6.04%, 3/1/2037 (a)	18,470	19,022

		593,220

Federal National Mortgage Association (FNMA) (29.37%)
5.50%, 2/1/2009	1	1
7.00%, 6/1/2010	13	13
7.00%, 9/1/2010	7	7
7.00%, 9/1/2010	8	8
7.00%, 9/1/2010	4	5
7.00%, 9/1/2010	2	2
7.00%, 9/1/2010	14	15
7.00%, 9/1/2010	3	3
7.00%, 10/1/2010	2	2
7.00%, 10/1/2010	4	4
7.00%, 11/1/2010	4	4
7.00%, 11/1/2010	2	2
7.00%, 1/1/2011	3	3
7.00%, 5/1/2011	12	12
7.00%, 3/1/2012	6	7
6.00%, 12/1/2016	1,835	1,901
5.50%, 1/1/2017	3,562	3,673
9.00%, 3/1/2017	3	3
6.00%, 8/1/2017	3,341	3,460
5.50%, 12/1/2017	3,971	4,079
5.00%, 4/1/2018	5,659	5,749
5.50%, 5/1/2018	7,456	7,654
5.00%, 6/1/2018	13,489	13,714
6.00%, 8/1/2018	1,572	1,627
5.00%, 10/1/2018	9,485	9,640
4.50%, 12/1/2018	10,378	10,420
9.00%, 1/1/2019	1	1
5.00%, 2/1/2019	3,014	3,063

Schedule of Investments
Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.00%, 2/1/2019	$3,196	$3,247
5.00%, 12/1/2019	13,620	13,830
9.00%, 6/1/2021	2	2
8.00%, 5/1/2022	53	55
6.00%, 10/1/2022	3,293	3,395
8.50%, 2/1/2023	11	11
6.50%, 9/1/2024	1,848	1,929
8.00%, 9/1/2024	—	1
7.50%, 12/1/2024	385	416
8.00%, 12/1/2024	3	4
8.00%, 1/1/2025	1	1
8.00%, 1/1/2025	2	2
8.50%, 9/1/2025	5	6
7.00%, 3/1/2027	30	32
7.35%, 3/1/2028 (a)	21	22
6.50%, 8/1/2028	220	230
7.00%, 8/1/2028	317	340
6.50%, 9/1/2028	141	148
6.50%, 11/1/2028	110	115
6.50%, 11/1/2028	199	209
6.50%, 12/1/2028	169	177
7.00%, 12/1/2028	271	290
6.50%, 1/1/2029	82	86
6.50%, 2/1/2029	122	128
6.00%, 3/1/2029	495	512
6.50%, 3/1/2029	341	356
6.50%, 4/1/2029	677	709
7.00%, 4/1/2029	106	114
7.00%, 7/1/2029	294	314
7.50%, 7/1/2029	274	298
7.50%, 2/1/2030	174	189
9.00%, 9/1/2030	108	120
6.50%, 6/1/2031	1,655	1,716
6.50%, 6/1/2031	616	643
6.50%, 6/1/2031	170	178
6.00%, 8/1/2031	2,256	2,324
7.00%, 11/1/2031	1,679	1,795
6.00%, 1/1/2032	1,662	1,718
6.50%, 1/1/2032	580	605
6.50%, 3/1/2032	1,702	1,777
6.50%, 3/1/2032	867	906
6.50%, 4/1/2032	2,500	2,609
7.00%, 7/1/2032	471	503
6.50%, 8/1/2032	1,287	1,343
6.50%, 11/1/2032	944	987
6.50%, 11/1/2032	1,585	1,659
6.50%, 11/1/2032	472	494
6.50%, 12/1/2032	2,734	2,854
5.50%, 2/1/2033	9,614	9,787
6.50%, 2/1/2033	939	979
6.00%, 4/1/2033	1,202	1,242
5.50%, 5/1/2033	716	729
5.50%, 5/1/2033	5,594	5,684
5.50%, 5/1/2033	7,336	7,455
5.50%, 6/1/2033	13,558	13,777
6.00%, 1/1/2034	6,249	6,427
5.50%, 2/1/2034	6,039	6,137
5.50%, 2/1/2034	22,335	22,639
6.00%, 2/1/2034	1,223	1,258
5.00%, 3/1/2034	7,642	7,619
5.50%, 3/1/2034	5,860	5,949
6.00%, 3/1/2034	2,880	2,961
5.50%, 4/1/2034	4,517	4,583
5.00%, 6/1/2034	13,056	13,017
5.50%, 7/1/2034	5,685	5,741
6.50%, 7/1/2034	2,338	2,436
6.50%, 7/1/2034	4,505	4,703
5.50%, 9/1/2034	17,567	17,804
6.00%, 9/1/2034	12,885	13,244
6.00%, 9/1/2034	9,222	9,444
5.50%, 1/1/2035	11,968	12,142
5.50%, 2/1/2035	13,721	13,911
5.50%, 3/1/2035	15,606	15,832
5.00%, 6/1/2035	18,510	18,443
5.50%, 8/1/2035	20,304	20,585
5.50%, 10/1/2035	17,339	17,579
6.00%, 10/1/2035	17,796	18,280
6.50%, 2/1/2036	12,970	13,473
6.50%, 5/1/2036	17,322	17,984
5.99%, 10/1/2036 (a)	17,874	18,384
6.00%, 4/1/2037	21,167	21,723

		466,422

Government National Mortgage Association (GNMA)(4.17%)
7.00%, 7/15/2008	4	4
13.50%, 9/15/2014	1	2
13.50%, 12/15/2014	5	6
9.50%, 4/15/2016	7	8
9.50%, 9/15/2016	7	8
9.50%, 11/15/2016	30	33
9.50%, 7/15/2017	66	73
9.50%, 7/15/2017	24	26
9.50%, 10/15/2017	16	18
9.50%, 11/15/2017	26	29
9.50%, 9/15/2020	22	25
9.50%, 8/15/2021	259	289

Schedule of Investments
Mortgage Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
9.00%, 11/15/2021	$310	$340
8.00%, 4/15/2022	119	130
6.50%, 3/15/2024	354	371
7.50%, 3/15/2024	82	89
7.00%, 10/15/2027	18	19
7.00%, 10/15/2027	62	66
7.00%, 10/15/2027	5	5
7.00%, 10/15/2027	4	4
7.00%, 11/15/2027	14	15
7.00%, 12/15/2027	4	4
7.00%, 12/15/2027	4	5
7.00%, 2/15/2028	3	3
7.00%, 2/15/2028	1	1
7.00%, 5/15/2028	1	1
7.00%, 5/15/2028	1	1
7.00%, 6/15/2028	194	207
7.00%, 12/15/2028	240	258
7.00%, 1/15/2029	136	146
7.00%, 3/15/2029	137	147
7.00%, 4/15/2029	118	126
7.00%, 4/15/2029	245	262
7.50%, 8/15/2029	304	328
7.50%, 9/15/2029	131	141
7.50%, 9/15/2029	275	297
7.50%, 10/15/2029	212	229
7.50%, 11/15/2029	164	177
7.50%, 11/15/2029	189	204
7.75%, 12/15/2029	55	60
6.50%, 7/15/2032	1,048	1,095
6.00%, 8/15/2034	13,297	13,749
9.50%, 9/20/2018	112	124
9.50%, 12/20/2020	29	32
9.50%, 1/20/2021	5	6
9.50%, 2/20/2021	4	5
9.50%, 3/20/2021	8	9
6.80%, 4/20/2025	99	105
6.00%, 4/20/2026	365	378
6.00%, 2/20/2029	516	534
6.50%, 3/20/2031	458	479
6.50%, 4/20/2031	341	356
7.00%, 6/20/2031	233	249
6.00%, 5/20/2032 (a)	2,036	2,103
5.50%, 7/20/2033	9,830	10,023
6.00%, 7/20/2033	6,577	6,811
5.50%, 2/20/2034	10,492	10,695
5.50%, 3/20/2034	9,984	10,177
6.50%, 4/20/2034	2,754	2,872
6.50%, 5/20/2034	2,224	2,319

		66,278

U.S. Treasury (2.08%)
4.88%, 8/15/2016 (b)	3,000	3,291
4.63%, 2/15/2017 (b)	20,000	21,559
4.50%, 2/15/2036 (b)	8,000	8,178

		33,028

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$1,158,948

SHORT TERM INVESTMENTS (1.07%)
Money Market Funds (1.07%)
BNY Institutional Cash Reserve Fund (c)	$16,989	$16,989

TOTAL SHORT TERM INVESTMENTS		$16,989

REPURCHASE AGREEMENTS (2.71%)
Finance — Investment Banker & Broker (0.32%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $5,221,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$5,182	$5,182

Money Center Banks (2.39%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $11,227,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	11,140	11,139
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $13,807,000; 4.40%- 5.38%; dated 04/29/08 — 04/01/56)	13,406	13,405
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $13,807,000; - 3.75% - 5.40%; dated 08/03/09-04/13/26)	13,406	13,405

		37,949

TOTAL REPURCHASE AGREEMENTS		$43,131

Total Investments		$1,613,999
Liabilities in Excess of Other Assets, Net — (1.63)%		(25,910)

TOTAL NET ASSETS — 100.00%		$1,588,089

Schedule of Investments
Mortgage Securities Fund
January 31, 2008 (unaudited)

(a)	Variable Rate

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$18,840
Unrealized Depreciation	(7,088)

Net Unrealized Appreciation (Depreciation)	11,752
Cost for federal income tax purposes	1,602,247
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	94.41%
Financial	3.79%
Government	3.43%
Liabilities in Excess of Other Assets, Net	(1.63%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners Global Equity Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.45%)
Aerospace & Defense (1.01%)
Boeing Co	3,300	$274

Aerospace & Defense Equipment (1.76%)
BE Aerospace Inc (a)	4,050	156
United Technologies Corp	4,400	323

		479

Agricultural Chemicals (0.57%)
Mosaic Co/The (a)	1,700	155

Apparel Manufacturers (0.48%)
Esprit Holdings Ltd	10,100	132

Applications Software (1.59%)
Microsoft Corp	13,300	434

Auto — Car & Light Trucks (1.01%)
Honda Motor Co Ltd	4,600	142
Nissan Motor Co Ltd	14,200	133

		275

Beverages — Non-Alcoholic (0.98%)
Hansen Natural Corp (a)(b)	6,900	266

Beverages — Wine & Spirits (1.50%)
Pernod-Ricard SA	3,852	410

Brewery (1.27%)
Fomento Economico Mexicano SAB de CV ADR	9,550	345

Building & Construction — Miscellaneous (0.96%)
Bouygues SA	3,400	262

Building Products — Cement & Aggregate (1.91%)
Holcim Ltd	2,455	240
Lafarge SA	1,775	280

		520

Cable TV (1.10%)
Comcast Corp	16,550	301

Cellular Telecommunications (1.81%)
Vodafone Group PLC	140,900	493

Chemicals — Diversified (0.74%)
Symrise AG	8,054	201

Chemicals — Specialty (0.73%)
Rhodia SA (a)	7,091	198

Commercial Banks (9.45%)
Barclays PLC	31,950	302
Fukuoka Financial Group Inc	38,000	233
HSBC Holdings PLC	31,200	$463
Intesa Sanpaolo SpA	52,750	375
Piraeus Bank SA	7,600	244
Standard Chartered PLC	7,800	262
Sumitomo Mitsui Financial Group Inc	51	409
UniCredito Italiano SpA	38,750	287

		2,575

Computer Aided Design (0.91%)
Autodesk Inc (a)	6,050	249

Computers (1.73%)
International Business Machines Corp	4,400	472

Cosmetics & Toiletries (1.74%)
Procter & Gamble Co	7,200	475

Disposable Medical Products (0.64%)
CR Bard Inc	1,800	174

Distribution & Wholesale (0.64%)
Wolseley PLC	12,627	175

Diversified Manufacturing Operations (3.71%)
Danaher Corp	1,900	141
General Electric Co	13,550	480
Siemens AG	3,020	391

		1,012

Diversified Minerals (2.14%)
BHP Billiton PLC	11,050	334
Cia Vale do Rio Doce ADR (b)	8,280	248

		582

Electric — Integrated (0.68%)
E.ON AG	1,000	185

Electronic Components — Miscellaneous (1.45%)
Murata Manufacturing Co Ltd	2,800	139
Nidec Corp	3,900	257

		396

Electronics — Military (0.89%)
L-3 Communications Holdings Inc	2,200	244

Energy — Alternate Sources (0.28%)
Suntech Power Holdings Co Ltd ADR (a)	1,400	77

Fiduciary Banks (0.63%)
State Street Corp	2,100	172

Finance — Investment Banker & Broker (2.46%)
Merrill Lynch & Co Inc	6,000	339

Schedule of Investments
Partners Global Equity Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker
(continued)
UBS AG	8,000	$332

		671

Finance — Other Services (2.73%)
ICAP PLC	34,150	463
Man Group PLC	25,506	281

		744

Food — Dairy Products (0.87%)
Parmalat SpA	65,900	238

Food — Miscellaneous/Diversified (1.26%)
Kraft Foods Inc	11,700	342

Food — Retail (2.02%)
Safeway Inc	4,500	139
Tesco PLC	49,150	411

		550

Food — Wholesale & Distribution (0.56%)
Premier Foods PLC	57,200	153

Gold Mining (1.01%)
Yamana Gold Inc (a)	16,700	277

Hazardous Waste Disposal (0.38%)
EnergySolutions Inc (a)	4,600	103

Hotels & Motels (0.96%)
Accor SA	3,400	261

Import & Export (1.51%)
Mitsubishi Corp	15,500	411

Life & Health Insurance (1.10%)
Prudential Financial Inc	3,550	300

Machinery — Construction & Mining (0.69%)
Komatsu Ltd	7,700	188

Machinery — Electrical (0.58%)
SMC Corp/Japan	1,400	157

Medical — Biomedical/Gene (0.78%)
Amgen Inc (a)	4,550	212

Medical — Drugs (5.63%)
GlaxoSmithKline PLC	11,850	281
Merck & Co Inc	9,850	456
Roche Holding AG	2,225	404
Schering-Plough Corp	13,450	263
Sepracor Inc (a)(b)	4,600	130

		1,534

Metal — Diversified (1.15%)
Vedanta Resources PLC	8,650	$314

Multi-Line Insurance (3.77%)
AXA SA	8,550	294
ING Groep NV	7,300	238
MetLife Inc	2,300	135
Zurich Financial Services AG	1,255	359

		1,026

Multimedia (1.43%)
News Corp (b)	20,100	391

Networking Products (1.56%)
Cisco Systems Inc (a)	17,350	425

Oil — Field Services (0.52%)
Weatherford International Ltd (a)	2,300	142

Oil Company — Exploration & Production (3.49%)
Apache Corp	3,250	310
Occidental Petroleum Corp	4,550	309
Talisman Energy (a)	21,000	332

		951

Oil Company — Integrated (4.02%)
Petroleo Brasileiro SA ADR	4,120	458
Total SA	8,750	637

		1,095

Pipelines (1.32%)
El Paso Corp	21,900	361

Real Estate Management & Services (0.71%)
Jones Lang LaSalle Inc (b)	2,500	194

Real Estate Operator & Developer (3.28%)
CapitaLand Ltd	41,000	174
Hang Lung Properties Ltd	94,000	372
Mitsui Fudosan Co Ltd	15,000	348

		894

Retail — Consumer Electronics (0.65%)
Yamada Denki Co Ltd	1,650	177

Retail — Office Supplies (0.48%)
Office Depot Inc (a)	8,800	131

Semiconductor Component — Integrated Circuits (1.03%)
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,284	281

Steel — Specialty (0.74%)
Allegheny Technologies Inc	2,850	201

Schedule of Investments
Partners Global Equity Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Equipment — Fiber Optics (1.31%)
Corning Inc	14,850	$357

Telephone — Integrated (0.92%)
AT&T Inc	6,500	250

Tobacco (3.20%)
Altria Group Inc	6,800	516
Japan Tobacco Inc	67	355

		871

Transport — Rail (1.04%)
East Japan Railway Co	34	283

Transport — Services (1.26%)
Deutsche Post AG	10,662	344

Web Portals (0.84%)
Yahoo! Inc (a)	11,900	228

Wireless Equipment (1.88%)
Nokia OYJ	6,700	247
Qualcomm Inc	6,250	265

		512

TOTAL COMMON STOCKS		$27,102

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.46%)
Finance — Investment Banker & Broker (0.40%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $109,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$108	$108

Money Center Banks (2.06%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $565,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	561	561

TOTAL REPURCHASE AGREEMENTS		$669

Total Investments		$27,771
Liabilities in Excess of Other Assets, Net — (1.91)%		(521)

TOTAL NET ASSETS — 100.00%		$27,250

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$2,385
Unrealized Depreciation	(2,808)

Net Unrealized Appreciation (Depreciation)	(423)
Cost for federal income tax purposes	28,194
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

United States	42.15%
United Kingdom	14.42%
Japan	11.86%
France	8.59%
Switzerland	4.90%
Germany	4.12%
Italy	3.30%
Brazil	2.59%
Canada	2.23%
Hong Kong	1.85%
Mexico	1.27%
Taiwan, Province Of China	1.03%
Finland	0.91%
Greece	0.90%
Netherlands	0.87%
Singapore	0.64%
China	0.28%
Liabilities in Excess of Other Assets, Net	(1.91%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.22%)
Advertising Services (0.12%)
Aegis Group Plc	960,200	$2,155

Aerospace & Defense (1.54%)
BAE Systems PLC	1,098,600	10,239
Finmeccanica SpA	101,300	3,028
Meggitt PLC	913,100	5,229
Rolls-Royce Group PLC (a)	999,555	9,442

		27,938

Agricultural Chemicals (0.32%)
Syngenta AG (a)	21,970	5,794

Airlines (0.17%)
easy Jet plc (a)	325,100	3,044

Airport Development & Maintenance (0.22%)
Macquarie Airports	1,122,624	3,957

Apparel Manufacturers (0.38%)
Escada AG (a)(b)	55,600	1,027
Esprit Holdings Ltd	455,500	5,932

		6,959

Audio & Video Products (0.38%)
Sony Corp	147,300	6,959

Auto — Car & Light Trucks (3.18%)
Daimler AG	139,950	10,969
Honda Motor Co Ltd	361,000	11,164
Renault SA	59,500	6,791
Toyota Motor Corp	534,700	28,949

		57,873

Auto — Medium & Heavy Duty Trucks (0.52%)
Scania AB	452,200	9,382

Auto/Truck Parts & Equipment — Original (0.20%)
Denso Corp	100,500	3,636

Beverages — Non-Alcoholic (0.34%)
Coca Cola Hellenic Bottling Co SA	145,160	6,128

Brewery (0.38%)
Heineken NV	92,900	5,223
Kirin Holdings Co Ltd	100,000	1,603

		6,826

Building — Heavy Construction (0.30%)
Acciona SA	14,400	3,670
Strabag SE (a)	31,450	1,838

		5,508

Building — Residential & Commercial (0.29%)
Daiwa House Industry Co Ltd	161,000	2,261
Sekisui Chemical Co Ltd	446,000	$2,931

		5,192

Building & Construction — Miscellaneous (0.89%)
Bouygues SA	124,400	9,591
Hochtief AG	65,400	6,580

		16,171

Building Products — Air & Heating (0.13%)
Rinnai Corp (b)	74,900	2,422

Building Products — Cement & Aggregate (0.15%)
CRH PLC	73,500	2,808

Building Products — Doors & Windows (0.31%)
Asahi Glass Co Ltd	451,000	5,674

Cellular Telecommunications (2.29%)
China Unicom Ltd	804,000	1,845
NTT DoCoMo Inc	2,697	4,264
Vodafone Group PLC	10,156,575	35,550

		41,659

Chemicals — Diversified (2.21%)
ADEKA Corp	295,900	2,797
Bayer AG	331,300	27,342
Hitachi Chemical Co Ltd	2,900	50
K+S AG	39,540	10,045

		40,234

Chemicals — Other (0.07%)
Tokai Carbon Co Ltd	170,000	1,346

Chemicals — Plastics (0.16%)
Sumitomo Bakelite Co Ltd	541,000	2,874

Chemicals — Specialty (0.07%)
Tokyo Ohka Kogyo Co Ltd	63,100	1,268

Circuit Boards (0.25%)
Ibiden Co Ltd	73,100	4,641

Commercial Banks (12.77%)
Banco Popolare Scarl (a)	323,846	6,527
Banco Santander SA (b)	984,600	17,317
Bank of East Asia Ltd	746,000	4,296
BNP Paribas	113,800	11,288
Chiba Bank Ltd/The	320,000	2,386
Commonwealth Bank of Australia	343,700	15,478
DBS Group Holdings Ltd	74,000	923
DnB NOR ASA	664,900	8,691
EFG International	139,975	4,191
Fortis	552,600	12,360

Schedule of Investments
Partners International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Hang Seng Bank Ltd	217,000	$4,309
HSBC Holdings PLC	1,341,282	20,137
Intesa Sanpaolo SpA	1,421,800	10,119
Julius Baer Holding AG	138,970	9,762
Lloyds TSB Group PLC	1,654,900	14,453
Mitsubishi UFJ Financial Group Inc	1,205,000	11,943
Mizuho Financial Group Inc	256	1,202
National Bank of Greece SA	171,570	10,486
Nordea Bank AB	367,200	5,012
Standard Chartered PLC	296,200	9,933
Sumitomo Mitsui Financial Group Inc	2,193	17,600
Sumitomo Trust & Banking Co Ltd/The	536,000	3,451
Tokyo Tomin Bank Ltd/The	80,600	2,261
UniCredito Italiano SpA	3,178,500	23,556
Wing Hang Bank Ltd	269,000	3,495
Yamaguchi Financial Group Inc	88,000	1,188

		232,364

Commercial Services (0.25%)
SGS SA	3,525	4,598

Computer Services (0.61%)
Cap Gemini SA (b)	164,600	8,968
Computershare Ltd	297,375	2,166

		11,134

Computers (0.31%)
Wincor Nixdorf AG	72,800	5,693

Computers — Integrated Systems (0.11%)
Fujitsu Ltd	302,000	1,973

Cosmetics & Toiletries (0.21%)
Beiersdorf AG	49,400	3,817

Distribution & Wholesale (0.28%)
Li & Fung Ltd	1,364,000	5,136

Diversified Financial Services (0.09%)
Investec PLC	201,900	1,720

Diversified Manufacturing Operations (0.73%)
Siemens AG (b)	103,100	13,347

Diversified Minerals (1.31%)
Anglo American PLC	235,445	13,015
BHP Billiton PLC	284,400	8,594
Xstrata PLC	30,000	2,309

		23,918

Diversified Operations (0.56%)
Keppel Corp Ltd	904,000	7,356
Swire Pacific Ltd	206,000	$2,798

		10,154

Electric — Integrated (4.27%)
A2A SpA (b)	1,509,760	6,070
CLP Holdings Ltd (b)	660,000	5,250
E.ON AG	175,420	32,472
Edison SpA	333,800	870
Electricite de France	47,130	4,915
Energias de Portugal SA	412,800	2,634
Fortum Oyj	64,000	2,595
HongKong Electric Holdings	256,500	1,464
International Power PLC	992,200	7,912
Public Power Corp SA	100,320	4,704
Suez SA	75,825	4,645
Union Fenosa SA	63,300	4,232

		77,763

Electric — Transmission (0.14%)
National Grid PLC	169,400	2,620

Electric Products — Miscellaneous (0.59%)
Brother Industries Ltd	256,000	3,170
Hitachi Ltd	333,000	2,495
Mitsubishi Electric Corp	336,000	3,091
Stanley Electric Co Ltd	97,800	1,974

		10,730

Electronic Components — Miscellaneous (1.29%)
Koninklijke Philips Electronics NV	307,000	12,008
NGK Insulators Ltd	167,000	4,338
Nidec Corp	56,200	3,700
Nippon Electric Glass Co Ltd	235,500	3,518

		23,564

Energy — Alternate Sources (1.08%)
Q-Cells AG (a)	87,120	8,275
Vestas Wind Systems A/S (a)	117,725	11,434

		19,709

Entertainment Software (0.33%)
UBISOFT Entertainment (a)	66,000	5,999

Filtration & Separation Products (0.32%)
Alfa Laval AB	106,800	5,765

Finance — Investment Banker & Broker (0.98%)
Babcock & Brown Ltd (b)	314,400	5,273
Daiwa Securities Group Inc	320,000	2,868
Macquarie Group Ltd (b)	52,300	3,047
Nomura Holdings Inc	456,000	6,665

		17,853

Schedule of Investments
Partners International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Leasing Company (0.34%)
ORIX Corp	36,000	$6,217

Finance — Other Services (2.33%)
ASX Ltd	91,300	3,959
Deutsche Boerse AG	110,950	19,530
Hong Kong Exchanges and Clearing Ltd (b)	298,000	6,214
Man Group PLC	815,112	8,983
Singapore Exchange Ltd	533,000	3,703

		42,389

Food — Catering (0.22%)
Sodexho Alliance SA (b)	73,500	3,999

Food — Miscellaneous/Diversified (3.75%)
Associated British Foods PLC	393,300	6,825
Groupe Danone (b)	160,400	12,964
Nestle SA	76,121	34,079
Nissin Food Products Co Ltd	78,900	2,624
Nutreco Holding NV	89,380	5,763
Orkla ASA	446,200	5,907

		68,162

Food — Retail (1.42%)
Tesco PLC	1,894,100	15,834
Woolworths Ltd	385,093	10,036

		25,870

Forestry (0.15%)
Gunns Ltd	927,912	2,701

Gambling (Non-Hotel) (0.09%)
William Hill PLC	200,800	1,637

Gas — Distribution (1.51%)
Centrica PLC	1,228,800	8,157
Gaz de France SA	79,700	4,322
Osaka Gas Co Ltd	3,443,000	13,199
Tokyo Gas Co Ltd	386,000	1,813

		27,491

Gold Mining (0.15%)
Lihir Gold Ltd (a)	811,700	2,642

Hotels & Motels (0.26%)
Intercontinental Hotels Group PLC	302,519	4,686

Import & Export (1.27%)
Mitsubishi Corp	265,000	7,022
Mitsui & Co Ltd	655,000	13,344
Sumitomo Corp	195,000	2,725

		23,091

Industrial Gases (0.34%)
Linde AG	47,171	$6,172

Internet Brokers (0.18%)
Matsui Securities Co Ltd (b)	466,000	3,263

Life & Health Insurance (2.08%)
AMP Ltd	614,400	4,707
Legal & General Group PLC	3,675,200	9,737
Prudential PLC	421,000	5,401
Sony Financial Holdings Inc	1,198	4,585
Swiss Life Holding (a)	55,035	13,365

		37,795

Machinery — Electrical (0.41%)
Fuji Electric Holdings Co Ltd	482,000	1,636
Konecranes Oyj	187,600	5,745

		7,381

Machinery — Farm (0.37%)
Kubota Corp	941,000	6,789

Machinery — General Industry (0.74%)
Alstom	34,600	6,987
Hexagon AB	255,460	4,516
MAN AG	15,400	1,910

		13,413

Medical — Biomedical/Gene (0.70%)
CSL Ltd/ Australia	406,891	12,738

Medical — Drugs (4.96%)
Actelion Ltd (a)	235,735	11,785
Astellas Pharma Inc	160,000	6,940
AstraZeneca PLC	175,700	7,375
Daiichi Sankyo Co Ltd	185,000	5,553
Kobayashi Pharmaceutical Co Ltd	30,700	1,209
Miraca Holdings Inc	125,000	3,141
Mitsubishi Tanabe Pharma Corp	240,000	2,914
Novartis AG	101,540	5,144
Novo Nordisk A/S	29,225	1,844
Roche Holding AG	160,900	29,215
Shire PLC	562,600	10,082
Takeda Pharmaceutical Co Ltd	81,600	4,983

		90,185

Medical Products (1.02%)
Nobel Biocare Holding AG	14,325	3,557
Smith & Nephew PLC	540,500	7,354
SSL International PLC	546,100	5,701
William Demant Holding (a)(b)	29,500	2,006

		18,618

Schedule of Investments
Partners International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Metal — Diversified (2.16%)
Rio Tinto Ltd (b)	184,600	$20,825
Rio Tinto PLC	183,900	18,412

		39,237

Metal Processors & Fabrication (0.17%)
NSK Ltd	355,000	3,132

Money Center Banks (0.17%)
SNS Reaal	160,200	3,035

Multi-Line Insurance (2.41%)
Allianz SE	85,370	15,310
AXA SA	523,600	17,984
Fondiaria-Sai SpA	3,800	107
Zurich Financial Services AG	36,600	10,480

		43,881

Multimedia (0.68%)
Vivendi	308,960	12,450

Office Automation & Equipment (0.64%)
Canon Inc	224,900	9,534
Ricoh Co Ltd	133,000	2,094

		11,628

Oil — Field Services (0.31%)
Fugro NV	52,000	3,564
John Wood Group PLC	273,000	2,077

		5,641

Oil Company — Exploration & Production (0.51%)
Oil Search Ltd	1,190,100	4,630
Woodside Petroleum Ltd	110,400	4,665

		9,295

Oil Company — Integrated (7.15%)
BG Group PLC	2,141,800	47,210
ENI SpA	464,000	15,002
Galp Energia SGPS SA	292,800	6,663
Royal Dutch Shell PLC — A shares (b)	585,600	20,953
Royal Dutch Shell PLC — B shares	378,500	13,146
StatoilHydro ASA	524,785	13,818
Total SA	183,150	13,329

		130,121

Oil Refining & Marketing (0.10%)
Nippon Mining Holdings Inc	300,000	1,778

Paper & Related Products (0.90%)
Mondi Ltd	320	3
Mondi PLC	431,005	3,325
Svenska Cellulosa AB	812,900	13,064

		16,392

Petrochemicals (0.09%)
Mitsui Chemicals Inc	235,000	$1,573

Photo Equipment & Supplies (0.72%)
FUJIFILM Holdings Corp	27,700	1,076
Konica Minolta Holdings Inc	471,000	7,590
Nikon Corp	134,000	3,726
Tamron Co Ltd	33,000	652

		13,044

Property & Casualty Insurance (0.32%)
QBE Insurance Group Ltd	226,418	5,746

Publishing — Books (0.51%)
Reed Elsevier PLC	768,110	9,285

Real Estate Management & Services (0.36%)
Mitsubishi Estate Co Ltd	241,000	6,487

Real Estate Operator & Developer (0.66%)
Leopalace21 Corp	80,000	1,957
Mitsui Fudosan Co Ltd	107,000	2,482
Sino Land Co	1,018,000	3,128
Sun Hung Kai Properties Ltd	227,000	4,505

		12,072

Reinsurance (0.51%)
Muenchener Rueckversicherungs AG	51,100	9,229

REITS — Diversified (1.17%)
Hammerson PLC	132,000	3,002
Kenedix Realty Investment Corp	253	1,651
Segro PLC	265,100	2,677
Unibail-Rodamco (b)	59,000	14,001

		21,331

REITS — Office Property (0.11%)
ORIX JREIT Inc	331	1,974

REITS — Shopping Centers (0.52%)
Westfield Group	557,573	9,373

Retail — Apparel & Shoe (0.22%)
Inditex SA	80,900	4,064

Retail — Drug Store (0.09%)
Matsumotokiyoshi Holdings Co Ltd (b)	69,000	1,664

Retail — Jewelry (0.40%)
Compagnie Financiere Richemont SA	56,423	3,228
Swatch Group AG	15,165	4,094

		7,322

Retail — Major Department Store (0.32%)
PPR	31,200	4,391

Schedule of Investments
Partners International Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Major Department Store (continued)
Takashimaya Co Ltd (a)	140,000	$1,494

		5,885

Retail — Pubs (0.14%)
Punch Taverns PLC	180,100	2,524

Rubber — Tires (0.10%)
Bridgestone Corp	111,000	1,885

Satellite Telecommunications (0.47%)
SES	350,000	8,530

Security Services (0.06%)
Sohgo Security Services Co Ltd	65,000	1,044

Soap & Cleaning Products (0.47%)
Reckitt Benckiser Group PLC	162,100	8,488

Steel — Producers (1.35%)
ArcelorMittal	92,000	6,105
JFE Holdings Inc	82,600	3,853
Nippon Steel Corp	823,000	5,003
Salzgitter AG	20,900	3,312
Sumitomo Metal Industries Ltd	1,327,000	6,346

		24,619

Steel — Specialty (0.20%)
Hitachi Metals Ltd	275,000	3,653

Telephone — Integrated (3.23%)
Nippon Telegraph & Telephone Corp	1,102	5,245
Swisscom AG	19,815	7,910
Telefonica SA	1,018,700	29,780
Telekom Austria AG	408,790	11,517
Telstra Corp Ltd	1,101,000	4,332

		58,784

Television (0.19%)
Modern Times Group AB	58,200	3,530

Therapeutics (0.29%)
Grifols SA	214,100	5,231

Tobacco (1.12%)
Imperial Tobacco Group PLC	251,200	12,288
Japan Tobacco Inc	1,522	8,077

		20,365

Toys (0.73%)
Nintendo Co Ltd	26,100	13,198

Transport — Marine (0.85%)
lino Kaiun Kaisha Ltd (b)	275,400	2,427
Kawasaki Kisen Kaisha Ltd	719,000	7,018
Mitsui OSK Lines Ltd	215,000	$2,639
Orient Overseas International Ltd	567,500	3,458

		15,542

Transport — Rail (0.43%)
East Japan Railway Co	946	7,872

Venture Capital (0.45%)
3i Group PLC	439,055	8,228

Water (0.23%)
Veolia Environnement	49,937	4,108

Web Portals (0.33%)
United Internet AG (b)	317,130	6,037

Wire & Cable Products (0.33%)
Sumitomo Electric Industries Ltd	406,000	5,997

Wireless Equipment (1.66%)
Nokia OYJ	821,750	30,259

TOTAL COMMON STOCKS		$1,769,077

PREFERRED STOCKS (0.47%)
Medical Products (0.47%)
Fresenius SE	108,565	8,548

TOTAL PREFERRED STOCKS		$8,548

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.14%)
U.S. Treasury Bill (0.14%)
3.02%, 3/ 6/2008 (a)(c)	$2,250	2,246
3.17%, 4/10/2008 (a)(c)	100	100
3.08%, 4/17/2008 (a)(c)	160	159

		2,505

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS		$2,505

SHORT TERM INVESTMENTS (2.74%)
Money Market Funds (2.74%)
BNY Institutional Cash Reserve Fund (d)	$49,969	$49,969

TOTAL SHORT TERM INVESTMENTS		$49,969

REPURCHASE AGREEMENTS (2.46%)
Finance — Investment Banker & Broker (0.59%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $10,843,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (d)	$10,762	$10,762

Schedule of Investments
Partners International Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (1.87%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $34,207,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (d)	$33,942	$33,939

TOTAL REPURCHASE AGREEMENTS		$44,701

Total Investments		$1,874,800
Liabilities in Excess of Other Assets, Net — (3.03)%		(55,078)

TOTAL NET ASSETS — 100.00%		$1,819,722

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,505 or 0.14% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$172,317
Unrealized Depreciation	(131,183)

Net Unrealized Appreciation (Depreciation)	41,134
Cost for federal income tax purposes	1,833,666
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:

DJ EURO STOXX 50; March 2008	258	$15,774	$14,652	$(1,122)

FTSE 100 IDX; March 2008	144	17,454	16,820	(634)

TOPIX INDEX; March 2008	52	7,464	6,582	(882)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

Japan	20.21%
United Kingdom	19.42%
Germany	10.42%
Switzerland	8.22%
France	8.06%
Australia	5.99%
United States	5.34%
Italy	3.59%
Spain	3.53%
Netherlands	3.50%
Hong Kong	2.85%
Sweden	2.27%
Finland	2.12%
Norway	1.56%
Greece	1.17%
Denmark	0.84%
Luxembourg	0.80%
Austria	0.73%
Belgium	0.68%
Singapore	0.66%
Portugal	0.51%
Papua New Guinea	0.40%
Ireland	0.16%
South Africa	0.00%
Liabilities in Excess of Other Assets, Net	(3.03%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	2.29%
Futures	2.09%

Schedule of Investments
Partners International Fund
January 31, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)
Euro	2/15/2008	13,064,256	$19,000	$19,414	$414
British Pounds	2/15/2008	5,838,905	12,000	11,600	(400)
Japanese Yen	2/15/2008	1,137,018,750	10,500	10,704	204
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Partners LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.27%)
Advertising Agencies (0.22%)
Omnicom Group Inc	47,300	$2,146

Advertising Sales (0.15%)
Lamar Advertising Co (a)	34,200	1,475

Aerospace & Defense (1.88%)
Boeing Co	51,900	4,317
General Dynamics Corp	50,140	4,235
Lockheed Martin Corp	34,900	3,766
Northrop Grumman Corp	36,200	2,873
Raytheon Co	15,300	997
Rockwell Collins Inc	32,200	2,035

		18,223

Aerospace & Defense Equipment (0.83%)
United Technologies Corp	109,700	8,053

Agricultural Chemicals (0.50%)
Monsanto Co	43,100	4,846

Agricultural Operations (0.14%)
Archer-Daniels-Midland Co	29,800	1,313

Airlines (0.23%)
Southwest Airlines Co	187,400	2,198

Applications Software (2.81%)
Microsoft Corp	714,200	23,283
Red Hat Inc (a)(b)	213,400	3,986

		27,269

Athletic Footwear (0.11%)
Nike Inc	17,100	1,056

Audio & Video Products (0.06%)
Harman International Industries Inc	12,000	559

Auto — Car & Light Trucks (0.17%)
Ford Motor Co (a)(b)	256,000	1,700

Auto — Medium & Heavy Duty Trucks (0.33%)
Paccar Inc	69,400	3,256

Beverages — Non-Alcoholic (1.63%)
Coca-Cola Co/The	135,800	8,035
PepsiCo Inc	114,600	7,815

		15,850

Brewery (0.46%)
Anheuser-Busch Cos Inc	95,200	4,429

Building — Residential & Commercial (0.31%)
Lennar Corp (a)	147,800	3,045
Building Products — Wood (0.12%)
Masco Corp	51,700	$1,185

Cable TV (0.72%)
Cablevision Systems Corp (b)	32,100	754
Rogers Communications Inc	62,400	2,391
Shaw Communications Inc	71,100	1,401
Time Warner Cable Inc (b)	96,000	2,415

		6,961

Casino Hotels (0.33%)
Melco PBL Entertainment Macau Ltd ADR	167,900	2,031
(a)(b)
MGM Mirage (b)	16,700	1,223

		3,254

Casino Services (0.45%)
International Game Technology	102,800	4,386

Cellular Telecommunications (0.26%)
Metropcs Communications Inc (a)(b)	118,500	2,141
NII Holdings Inc (b)	9,700	414

		2,555

Chemicals — Diversified (0.52%)
Dow Chemical Co/The	94,200	3,642
EI Du Pont de Nemours & Co	31,700	1,432

		5,074

Chemicals — Specialty (0.06%)
Sigma-Aldrich Corp	10,800	536

Coal (0.53%)
Arch Coal Inc (a)	28,900	1,271
Consol Energy Inc	30,300	2,212
Peabody Energy Corp	30,800	1,664

		5,147

Coatings & Paint (0.05%)
Sherwin-Williams Co/The	8,700	498

Commercial Banks (0.54%)
First Horizon National Corp (a)	82,100	1,779
Marshall & Ilsley Corp	75,998	2,120
Synovus Financial Corp	104,800	1,385

		5,284

Commercial Services (0.04%)
Quanta Services Inc (a)(b)	17,100	375

Commercial Services — Finance (0.60%)
H&R Block Inc	185,500	3,575
Moody’s Corp	25,100	878
Western Union Co/The	63,100	1,413

		5,866

Schedule of Investments
Partners LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Aided Design (0.16%)
Autodesk Inc (b)	38,000	$1,564

Computer Services (0.14%)
Electronic Data Systems Corp	69,600	1,399

Computer Software (0.00%)
Metavante Technologies Inc (b)	1	—

Computers (3.41%)
Apple Inc (b)	38,600	5,225
Dell Inc (b)	347,200	6,958
Hewlett-Packard Co	242,600	10,614
International Business Machines Corp	70,800	7,599
Sun Microsystems Inc (b)	159,125	2,785

		33,181

Computers — Memory Devices (0.42%)
EMC Corp/Massachusetts (b)	139,600	2,216
Network Appliance Inc (b)	26,500	615
Seagate Technology	59,500	1,206

		4,037

Consulting Services (0.25%)
Accenture Ltd	71,500	2,475

Consumer Products — Miscellaneous (0.55%)
Clorox Co	35,000	2,146
Fortune Brands Inc	19,000	1,329
Kimberly-Clark Corp	28,000	1,838

		5,313

Cosmetics & Toiletries (2.38%)
Avon Products Inc	86,300	3,022
Colgate-Palmolive Co	25,900	1,995
Estee Lauder Cos Inc/The	21,400	903
Procter & Gamble Co	260,257	17,164

		23,084

Cruise Lines (0.18%)
Carnival Corp	39,200	1,744

Data Processing & Management (0.47%)
Automatic Data Processing Inc	63,700	2,584
Mastercard Inc	6,000	1,242
Total System Services Inc	33,632	777

		4,603

Disposable Medical Products (0.13%)
CR Bard Inc	13,000	1,255

Distribution & Wholesale (0.07%)
Fastenal Co (a)	15,700	634

Diversified Manufacturing Operations (5.36%)
3M Co	52,000	4,142
Cooper Industries Ltd	9,600	428
Danaher Corp	66,400	4,944
General Electric Co	763,600	27,039
Honeywell International Inc	42,200	2,493
Illinois Tool Works Inc	61,100	3,079
Ingersoll-Rand Co Ltd	61,600	2,434
ITT Corp	40,300	2,395
Tyco International Ltd	131,325	5,169

		52,123

E-Commerce — Products (0.61%)
Amazon.com Inc (b)	76,300	5,929

E-Commerce — Services (0.12%)
Expedia Inc (a)(b)	50,200	1,156

Electric — Generation (0.37%)
AES Corp/The (b)	189,900	3,623

Electric — Integrated (2.25%)
Centerpoint Energy Inc	63,600	1,018
Constellation Energy Group Inc	24,600	2,311
Edison International	39,000	2,034
Entergy Corp	16,500	1,785
Exelon Corp	64,300	4,899
FirstEnergy Corp	27,600	1,966
FPL Group Inc	10,600	684
PPL Corp	52,900	2,588
Public Service Enterprise Group Inc	30,800	2,957
TECO Energy Inc	95,700	1,595

		21,837

Electronic Components — Miscellaneous (0.51%)
Flextronics International Ltd (b)	79,100	925
Tyco Electronics Ltd	119,725	4,048

		4,973

Electronic Components — Semiconductors (1.44%)
Advanced Micro Devices Inc (a)(b)	566,900	4,331
Broadcom Corp (b)	85,600	1,890
Intel Corp	141,400	2,998
National Semiconductor Corp	51,100	942
Xilinx Inc	174,400	3,814

		13,975

Electronic Measurement Instruments (0.12%)
Agilent Technologies Inc (b)	35,200	1,194

Engineering — Research & Development Services (0.22%)
Fluor Corp	7,400	900
Foster Wheeler Ltd (b)	12,000	822

Schedule of Investments
Partners LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Engineering — Research & Development Services (continued)
McDermott International Inc (b)	9,200	$434

		2,156

Enterprise Software & Services (0.49%)
Oracle Corp (b)	231,800	4,763

Entertainment Software (0.14%)
Electronic Arts Inc (b)	28,600	1,355

Fiduciary Banks (1.03%)
Bank of New York Mellon Corp/The	102,900	4,798
Northern Trust Corp	13,100	961
State Street Corp	51,300	4,213

		9,972

Finance — Commercial (0.21%)
CIT Group Inc	71,700	2,005

Finance — Consumer Loans (0.21%)
SLM Corp	93,400	2,031

Finance — Credit Card (0.28%)
American Express Co	54,700	2,698

Finance — Investment Banker & Broker (4.92%)
Citigroup Inc	429,900	12,132
Goldman Sachs Group Inc/The	28,200	5,661
Interactive Brokers Group Inc (a)(b)	31,400	1,093
JPMorgan Chase & Co	310,028	14,742
Lehman Brothers Holdings Inc	53,500	3,433
Merrill Lynch & Co Inc	95,900	5,409
Morgan Stanley	108,400	5,358

		47,828

Finance — Mortgage Loan/Banker (0.26%)
Freddie Mac	83,300	2,531

Finance — Other Services (0.44%)
CME Group Inc	5,370	3,323
IntercontinentalExchange Inc (b)	6,500	910

		4,233

Food — Miscellaneous/Diversified (1.10%)
Campbell Soup Co	15,700	497
ConAgra Foods Inc	80,300	1,729
General Mills Inc	57,100	3,118
Kraft Foods Inc	181,142	5,300

		10,644

Food — Retail (0.15%)
Kroger Co/The	34,400	876
Whole Foods Market Inc (a)	15,500	611

		1,487

Food — Wholesale & Distribution (0.28%)
SUPERVALU Inc	26,300	791
Sysco Corp	66,400	1,929

		2,720

Forestry (0.10%)
Weyerhaeuser Co	14,400	975

Gas — Distribution (0.29%)
NiSource Inc	21,800	414
Sempra Energy	42,200	2,359

		2,773

Gold Mining (0.18%)
Barrick Gold Corp	34,900	1,797

Health Care Cost Containment (0.12%)
McKesson Corp	18,300	1,149

Home Decoration Products (0.02%)
Newell Rubbermaid Inc	7,400	178

Hotels & Motels (0.38%)
Marriott International Inc/DE	86,600	3,114
Wyndham Worldwide Corp	24,500	577

		3,691

Human Resources (0.17%)
Monster Worldwide Inc (a)(b)	40,000	1,114
Robert Half International Inc	19,100	531

		1,645

Independent Power Producer (0.64%)
Dynegy Inc (b)	298,400	2,095
NRG Energy Inc (a)(b)	81,300	3,137
Reliant Energy Inc (b)	45,000	957

		6,189

Industrial Gases (0.43%)
Praxair Inc	52,200	4,224

Instruments — Scientific (0.22%)
Applera Corp — Applied Biosystems Group	12,900	407
Thermo Fisher Scientific Inc (b)	24,100	1,241
Waters Corp (b)	9,300	534

		2,182

Insurance Brokers (0.30%)
Aon Corp	53,200	2,315
Marsh & McLennan Cos Inc	22,800	630

		2,945

Internet Security (0.27%)
VeriSign Inc (a)(b)	77,700	2,636

Schedule of Investments
Partners LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (0.32%)
Ameriprise Financial Inc	14,900	$824
Federated Investors Inc	11,900	507
Franklin Resources Inc	17,500	1,824

		3,155

Life & Health Insurance (0.85%)
Cigna Corp	43,600	2,143
Lincoln National Corp	58,800	3,196
Prudential Financial Inc	34,700	2,928

		8,267

Machinery — Construction & Mining (0.46%)
Joy Global Inc	27,900	1,759
Terex Corp (b)	46,900	2,756

		4,515

Medical — Biomedical/Gene (1.01%)
Amgen Inc (b)	90,700	4,225
Celgene Corp (b)	56,800	3,187
Genentech Inc (b)	9,200	646
Genzyme Corp (b)	10,700	836
Millipore Corp (b)	12,600	884

		9,778

Medical — Drugs (4.23%)
Abbott Laboratories	92,900	5,230
Allergan Inc/United States	38,900	2,614
Bristol-Myers Squibb Co	175,200	4,063
Cephalon Inc (a)(b)	8,800	578
Eli Lilly & Co	89,100	4,590
Merck & Co Inc	200,300	9,270
Pfizer Inc	295,400	6,909
Schering-Plough Corp	163,300	3,196
Wyeth	116,100	4,621

		41,071

Medical — HMO (1.28%)
Aetna Inc	50,200	2,674
Humana Inc (b)	20,400	1,638
UnitedHealth Group Inc	64,300	3,269
WellPoint Inc (b)	61,600	4,817

		12,398

Medical — Wholesale Drug Distribution (0.24%)
Cardinal Health Inc	40,900	2,371

Medical Instruments (0.85%)
Medtronic Inc	120,500	5,612
St Jude Medical Inc (b)	65,500	2,653

		8,265

Medical Laboratory & Testing Service (0.18%)
Laboratory Corp of America Holdings (b)	24,100	1,781

Medical Products (2.78%)
Baxter International Inc	48,800	2,964
Becton Dickinson & Co	22,900	1,982
Covidien Ltd	99,425	4,437
Johnson & Johnson	230,200	14,562
Stryker Corp	24,600	1,648
Zimmer Holdings Inc (b)	18,100	1,417

		27,010

Metal — Diversified (0.70%)
Freeport-McMoRan Copper & Gold Inc	54,910	4,889
Rio Tinto PLC ADR (a)	4,600	1,872

		6,761

Metal Processors & Fabrication (0.12%)
Precision Castparts Corp	10,200	1,161

Motorcycle/Motor Scooter (0.10%)
Harley-Davidson Inc	23,300	946

Multi-Line Insurance (2.96%)
ACE Ltd	48,100	2,806
American International Group Inc	244,900	13,509
Assurant Inc	24,900	1,616
Genworth Financial Inc	80,100	1,949
Hartford Financial Services Group Inc	28,900	2,334
Loews Corp	35,400	1,653
MetLife Inc	83,400	4,918

		28,785

Multimedia (1.38%)
EW Scripps Co (a)	18,000	733
McGraw-Hill Cos Inc/The	35,100	1,501
Meredith Corp	12,300	578
News Corp	197,900	3,740
Time Warner Inc	177,300	2,791
Walt Disney Co/The	137,500	4,115

		13,458

Networking Products (0.91%)
Cisco Systems Inc (b)	206,800	5,067
Juniper Networks Inc (b)	139,200	3,779

		8,846

Non-Hazardous Waste Disposal (0.35%)
Allied Waste Industries Inc (a)(b)	232,000	2,285
Republic Services Inc	36,900	1,107

		3,392

Office Supplies & Forms (0.17%)
Avery Dennison Corp	32,200	1,669

Oil — Field Services (2.38%)
Baker Hughes Inc	58,000	3,766
BJ Services Co	68,000	1,479

Schedule of Investments
Partners LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (continued)
Schlumberger Ltd	167,200	$12,617
Smith International Inc	17,000	921
Transocean Inc	35,750	4,383

		23,166

Oil & Gas Drilling (0.06%)
Nabors Industries Ltd (a)(b)	22,000	599

Oil Company — Exploration & Production (1.08%)
Devon Energy Corp	26,400	2,243
EOG Resources Inc	32,600	2,853
Occidental Petroleum Corp	47,100	3,197
XTO Energy Inc	42,457	2,205

		10,498

Oil Company — Integrated (6.96%)
Chevron Corp	188,300	15,911
ConocoPhillips	43,600	3,502
Exxon Mobil Corp	471,800	40,764
Murphy Oil Corp	53,600	3,942
Total SA ADR	49,000	3,566

		67,685

Oil Field Machinery & Equipment (0.54%)
FMC Technologies Inc (b)	56,400	2,716
Grant Prideco Inc (b)	50,200	2,499

		5,215

Oil Refining & Marketing (0.58%)
Sunoco Inc	54,500	3,390
Valero Energy Corp	37,600	2,225

		5,615

Optical Supplies (0.09%)
Alcon Inc	6,000	852

Paper & Related Products (0.34%)
AbitibiBowater Inc (a)	33,308	825
International Paper Co	64,600	2,083
Temple-Inland Inc	19,600	368

		3,276

Pharmacy Services (0.16%)
Medco Health Solutions Inc (b)	31,400	1,573

Pipelines (0.51%)
Spectra Energy Corp	144,100	3,291
Williams Cos Inc	53,000	1,695

		4,986

Property & Casualty Insurance (0.35%)
Progressive Corp/The	56,900	1,056
Travelers Cos Inc/The	48,571	2,336

		3,392

Regional Banks (4.31%)
Bank of America Corp	410,570	18,209
Capital One Financial Corp	8,300	455
PNC Financial Services Group Inc	28,600	1,877
SunTrust Banks Inc	50,300	3,468
US Bancorp	180,800	6,138
Wachovia Corp	53,800	2,094
Wells Fargo & Co	283,100	9,628

		41,869

REITS — Apartments (0.22%)
Equity Residential	57,200	2,140

REITS — Office Property (0.21%)
Boston Properties Inc	22,400	2,059

REITS — Regional Malls (0.36%)
Simon Property Group Inc (a)	39,500	3,531

REITS — Warehouse & Industrial (0.17%)
ProLogis	27,700	1,644

Retail — Apparel & Shoe (0.35%)
Coach Inc (b)	57,900	1,856
Ross Stores Inc	53,400	1,556

		3,412

Retail — Bedding (0.48%)
Bed Bath & Beyond Inc (b)	144,300	4,652

Retail — Building Products (0.92%)
Home Depot Inc	179,200	5,496
Lowe’s Cos Inc	132,000	3,490

		8,986

Retail — Consumer Electronics (0.05%)
Best Buy Co Inc	9,800	478

Retail — Discount (1.75%)
Costco Wholesale Corp	38,500	2,615
Target Corp	34,000	1,890
TJX Cos Inc	34,500	1,089
Wal-Mart Stores Inc	224,900	11,443

		17,037

Retail — Drug Store (0.91%)
CVS Caremark Corp	172,494	6,739
Walgreen Co	59,300	2,082

		8,821

Retail — Regional Department Store (0.52%)
Kohl’s Corp (b)	111,600	5,093

Retail — Restaurants (0.83%)
McDonald’s Corp	104,700	5,607

Schedule of Investments
Partners LargeCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Restaurants (continued)
Yum! Brands Inc	71,200	$2,432

		8,039

Schools (0.11%)
Apollo Group Inc (b)	13,900	1,108

Semiconductor Component — Integrated Circuits (0.59%)
Marvell Technology Group Ltd (b)	348,900	4,142
Maxim Integrated Products Inc	81,900	1,610

		5,752

Semiconductor Equipment (0.45%)
Applied Materials Inc	242,100	4,338

Steel — Producers (0.27%)
Nucor Corp	45,800	2,647

Telecommunication Equipment (0.17%)
Alcatel-Lucent ADR (a)	260,512	1,649

Telecommunication Equipment — Fiber Optics (0.58%)
Corning Inc	201,600	4,853
JDS Uniphase Corp (a)(b)	71,900	748

		5,601

Telephone — Integrated (2.28%)
AT&T Inc	576,110	22,174

Television (0.10%)
DISH Network Corp (b)	34,100	963

Therapeutics (0.57%)
Gilead Sciences Inc (b)	109,600	5,008
Warner Chilcott Ltd (a)(b)	30,500	517

		5,525

Tobacco (0.98%)
Altria Group Inc	125,000	9,478

Toys (0.16%)
Hasbro Inc	58,600	1,522

Transport — Rail (0.53%)
Canadian National Railway Co	31,100	1,568
Norfolk Southern Corp	27,300	1,485
Union Pacific Corp	17,000	2,125

		5,178

Transport — Services (0.30%)
Expeditors International Washington Inc	60,900	2,880

Web Portals (1.54%)
Google Inc (b)	22,700	12,810
Yahoo! Inc (b)	110,700	2,123

		14,933

Wireless Equipment (1.78%)
American Tower Corp (b)	118,892	4,462
Crown Castle International Corp (a)(b)	90,900	3,290
Motorola Inc	253,300	2,920
Qualcomm Inc	155,800	6,609

		17,281

TOTAL COMMON STOCKS		$964,721

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.05%)
U.S. Treasury Bill (0.05%)
2.40%, 7/24/2008 (b)(c)	$500	495

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$495

SHORT TERM INVESTMENTS (2.03%)
Money Market Funds (2.03%)
BNY Institutional Cash Reserve Fund (d)	$19,759	$19,759

TOTAL SHORT TERM INVESTMENTS		$19,759

REPURCHASE AGREEMENTS (0.91%)
Finance — Investment Banker & Broker (0.91%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $8,878,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (d)	$8,812	$8,811

TOTAL REPURCHASE AGREEMENTS		$8,811

Total Investments		$993,786
Liabilities in Excess of Other Assets, Net — (2.26)%		(21,935)

TOTAL NET ASSETS — 100.00%		$971,851

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $495 or 0.05% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
Partners LargeCap Blend Fund
January 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$112,249
Unrealized Depreciation	(84,523)

Net Unrealized Appreciation (Depreciation)	27,726
Cost for federal income tax purposes	966,060
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; March 2008	89	$6,021	$6,139	$118
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	20.88%
Consumer, Non-cyclical	20.63%
Energy	12.65%
Communications	11.09%
Industrial	11.03%
Technology	10.52%
Consumer, Cyclical	8.72%
Utilities	3.54%
Basic Materials	3.15%
Government	0.05%
Liabilities in Excess of Other Assets, Net	(2.26%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.63%

Schedule of Investments
Partners LargeCap Blend Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.97%)
Aerospace & Defense (2.36%)
Boeing Co	59,700	$4,966
Lockheed Martin Corp	47,500	5,126
Northrop Grumman Corp	127,800	10,142

		20,234

Agricultural Chemicals (1.12%)
CF Industries Holdings Inc	72,000	7,699
Monsanto Co	16,900	1,900

		9,599

Applications Software (3.11%)
Microsoft Corp	819,000	26,699

Athletic Footwear (0.07%)
Nike Inc	9,600	593

Auto — Car & Light Trucks (0.28%)
Ford Motor Co (a)	362,800	2,409

Batteries & Battery Systems (0.64%)
Energizer Holdings Inc (a)(b)	58,400	5,467

Beverages — Non- Alcoholic (1.98%)
Coca-Cola Co/The	82,300	4,870
Coca-Cola Enterprises Inc	77,400	1,786
Pepsi Bottling Group Inc	2,600	90
PepsiAmericas Inc	9,900	244
PepsiCo Inc	146,900	10,017

		17,007

Cable TV (0.34%)
DIRECTV Group Inc/The (a)	128,100	2,892

Chemicals — Specialty (0.18%)
Lubrizol Corp	10,900	573
Terra Industries Inc (a)(b)	21,200	956

		1,529

Commercial Banks (1.21%)
BB&T Corp	138,900	5,040
East West Bancorp Inc (b)	9,600	231
Regions Financial Corp	192,000	4,846
SVB Financial Group (a)	6,100	295

		10,412

Computer Aided Design (0.04%)
Autodesk Inc (a)	8,200	337

Computers (2.75%)
Apple Inc (a)	88,200	11,939
Dell Inc (a)	242,600	4,862
Hewlett-Packard Co	116,700	5,105
International Business Machines Corp	15,400	1,653

		23,559

Computers — Memory Devices (0.78%)
EMC Corp/Massachusetts (a)	424,200	6,732

Consulting Services (0.60%)
Accenture Ltd	147,800	5,117

Consumer Products — Miscellaneous (0.10%)
American Greetings Corp	40,100	823

Cosmetics & Toiletries (1.17%)
Colgate-Palmolive Co	30,700	2,364
Procter & Gamble Co	116,250	7,667

		10,031

Cruise Lines (0.05%)
Carnival Corp	9,300	414

Data Processing & Management (0.89%)
Fair Isaac Corp	14,000	357
Mastercard Inc	28,200	5,837
SEI Investments Co	51,100	1,416

		7,610

Diversified Manufacturing Operations (4.20%)
3M Co	105,100	8,371
General Electric Co	464,500	16,448
Honeywell International Inc	89,000	5,257
Ingersoll-Rand Co Ltd	86,900	3,434
SPX Corp	24,600	2,475

		35,985

E-Commerce — Products (1.11%)
Amazon.com Inc (a)	122,800	9,542

E-Commerce — Services (0.60%)
eBay Inc (a)	114,200	3,071
Expedia Inc (a)(b)	89,000	2,049

		5,120

Electric — Integrated (1.71%)
Dominion Resources Inc/VA	7,600	327
Duke Energy Corp	324,500	6,055
Edison International	1,900	99
Entergy Corp	10,300	1,114
Exelon Corp	1,600	122
FirstEnergy Corp	70,400	5,014
Pepco Holdings Inc	4,700	120
PG&E Corp	43,500	1,785

		14,636

Schedule of Investments
Partners LargeCap Blend Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric Products — Miscellaneous (0.36%)
Emerson Electric Co	61,300	$3,116

Electronic Components — Miscellaneous (0.84%)
Garmin Ltd (b)	4,600	332
Tyco Electronics Ltd	204,425	6,911

		7,243

Electronic Components — Semiconductors (2.70%)
Intel Corp	475,300	10,077
MEMC Electronic Materials Inc (a)	15,700	1,122
National Semiconductor Corp	9,600	177
Nvidia Corp (a)	65,400	1,608
Texas Instruments Inc	328,300	10,154

		23,138

Electronic Measurement Instruments (0.04%)
Agilent Technologies Inc (a)	9,600	326

Electronics — Military (0.25%)
L-3 Communications Holdings Inc	19,400	2,150

Engineering — Research & Development Services (0.42%)
Foster Wheeler Ltd (a)	34,600	2,369
KBR Inc	37,900	1,197

		3,566

Enterprise Software & Services (0.57%)
Advent Software Inc (a)	1,900	86
CA Inc	216,200	4,763

		4,849

Fiduciary Banks (1.43%)
Bank of New York Mellon Corp/The	262,869	12,258
Northern Trust Corp	300	22

		12,280

Finance — Credit Card (0.68%)
American Express Co	118,300	5,835

Finance — Investment Banker & Broker (2.82%)
Citigroup Inc	157,200	4,436
JPMorgan Chase & Co	415,980	19,780

		24,216

Finance — Other Services (0.78%)
CME Group Inc	10,800	6,684

Food — Meat Products (0.59%)
Tyson Foods Inc	355,300	5,063

Food — Miscellaneous/Diversified (0.14%)
Kellogg Co	25,800	1,236

Food — Retail (0.80%)
Kroger Co/The	269,100	6,849

Gold Mining (0.10%)
Newmont Mining Corp	16,400	891

Health Care Cost Containment (0.16%)
McKesson Corp	21,700	1,363

Hospital Beds & Equipment (0.46%)
Kinetic Concepts Inc (a)(b)	79,200	3,943

Human Resources (0.18%)
Manpower Inc	28,200	1,587

Independent Power Producer (0.97%)
NRG Energy Inc (a)(b)	35,500	1,370
Reliant Energy Inc (a)	328,400	6,985

		8,355

Industrial Automation & Robots (0.49%)
Rockwell Automation Inc/DE	73,700	4,202

Instruments — Scientific (0.01%)
PerkinElmer Inc	300	8
Waters Corp (a)	1,900	109

		117

Internet Security (1.24%)
Symantec Corp (a)(b)	574,900	10,308
VeriSign Inc (a)(b)	8,800	298

		10,606

Investment Management & Advisory Services (0.94%)
Ameriprise Financial Inc	56,000	3,097
Eaton Vance Corp	133,200	4,965
T Rowe Price Group Inc	100	5

		8,067

Life & Health Insurance (0.67%)
Cigna Corp	35,400	1,740
Nationwide Financial Services	19,900	879
Prudential Financial Inc	37,400	3,156

		5,775

Machinery — Construction & Mining (0.56%)
Caterpillar Inc	67,800	4,823

Machinery — Farm (0.73%)
AGCO Corp (a)(b)(c)	98,400	5,926
Deere & Co	4,200	368

		6,294

Medical — Biomedical/Gene (2.29%)
Amgen Inc (a)	251,500	11,717
Biogen Idee Inc (a)	123,600	7,534

Schedule of Investments
Partners LargeCap Blend Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Biomedical/Gene (continued)
Invitrogen Corp (a)(b)	4,400	$377

		19,628

Medical — Drugs (5.41%)
Bristol-Myers Squibb Co	15,700	364
Eli Lilly & Co	111,900	5,765
Merck & Co Inc	292,700	13,546
Pfizer Inc	843,820	19,737
Schering-Plough Corp	177,200	3,468
Wyeth	87,600	3,487

		46,367

Medical — Nursing Homes (0.02%)
Kindred Healthcare Inc (a)	7,500	207

Medical — Wholesale Drug Distribution (0.72%)
AmerisourceBergen Corp	132,400	6,176

Medical Instruments (0.97%)
Medtronic Inc	178,000	8,289

Medical Products (0.78%)
Covidien Ltd	35,100	1,567
Johnson & Johnson	80,500	5,092

		6,659

Metal — Copper (0.40%)
Southern Copper Corp (b)	36,600	3,435

Metal — Diversified (0.97%)
Freeport-McMoRan Copper & Gold Inc	93,400	8,315

Metal Processors & Fabrication (0.02%)
Worthington Industries Inc (b)	8,400	138

Multi-Line Insurance (1.32%)
American International Group Inc	38,100	2,101
MetLife Inc	155,700	9,182

		11,283

Multimedia (2.49%)
Time Warner Inc	784,700	12,351
Walt Disney Co/The	299,500	8,964

		21,315

Networking Products (2.66%)
Cisco Systems Inc (a)	562,400	13,779
Juniper Networks Inc (a)	333,300	9,049

		22,828

Office Furnishings — Original (0.04%)
Herman Miller Inc	4,400	140
HNI Corp (b)	6,200	209

		349

Oil — Field Services (1.33%)
Global Industries Ltd (a)(b)	153,400	2,709
Halliburton Co	261,000	8,657

		11,366

Oil & Gas Drilling (0.02%)
Patterson-UTI Energy Inc	10,400	204

Oil Company — Exploration & Production (2.73%)
Anadarko Petroleum Corp	180,100	10,552
Apache Corp	6,000	573
Cimarex Energy Co	2,500	102
Devon Energy Corp	95,900	8,150
Noble Energy Inc	27,100	1,967
Pioneer Natural Resources Co	49,700	2,082

		23,426

Oil Company — Integrated (7.16%)
Chevron Corp	192,500	16,266
ConocoPhillips	53,868	4,327
Exxon Mobil Corp	471,900	40,772

		61,365

Oil Field Machinery & Equipment (0.30%)
National Oilwell Varco Inc (a)	42,100	2,536

Oil Refining & Marketing (0.47%)
Valero Energy Corp	67,700	4,007

Pharmacy Services (1.94%)
Express Scripts Inc (a)	103,000	6,951
Medco Health Solutions Inc (a)	194,000	9,716

		16,667

Property & Casualty Insurance (0.74%)
Arch Capital Group Ltd (a)	2,900	204
Chubb Corp	63,100	3,268
Travelers Cos Inc/The	58,900	2,833

		6,305

Regional Banks (4.54%)
Bank of America Corp	506,958	22,484
SunTrust Banks Inc	42,800	2,951
US Bancorp	104,400	3,544
Wells Fargo & Co	293,700	9,989

		38,968

Reinsurance (0.14%)
Endurance Specialty Holdings Ltd	29,300	1,187

REITS — Apartments (0.45%)
AvalonBay Communities Inc	23,700	2,227
Equity Residential	44,400	1,661

		3,888

Schedule of Investments
Partners LargeCap Blend Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Healthcare (0.19%)
Ventas Inc (b)	37,800	$1,671

REITS — Office Property (0.09%)
Douglas Emmett Inc	34,400	786

REITS — Regional Malls (0.32%)
General Growth Properties Inc	25,800	942
Macerich Co/The	26,900	1,839

		2,781

REITS — Shopping Centers (0.10%)
Regency Centers Corp	13,900	854

REITS — Warehouse & Industrial (1.21%)
AMB Property Corp	700	35
ProLogis	174,000	10,327

		10,362

Retail — Automobile (0.19%)
AutoNation Inc (a)(b)	100,200	1,631

Retail — Computer Equipment (0.29%)
GameStop Corp (a)(b)	47,300	2,447

Retail — Consumer Electronics (0.43%)
Best Buy Co Inc	40,300	1,967
RadioShack Corp (b)	101,000	1,752

		3,719

Retail — Discount (0.47%)
Wal-Mart Stores Inc	79,600	4,050

Retail — Drug Store (0.49%)
CVS Caremark Corp	107,800	4,212

Retail — Restaurants (0.75%)
Chipotle Mexican Grill Inc (a)(b)	400	48
McDonald’s Corp	94,600	5,066
Yum! Brands Inc	38,700	1,322

		6,436

Savings & Loans — Thrifts (0.10%)
Hudson City Bancorp Inc	50,600	829

Schools (1.97%)
Apollo Group Inc (a)	115,200	9,186
ITT Educational Services Inc (a)(b)	84,100	7,683

		16,869

Semiconductor Component — Integrated Circuits (0.11%)
Analog Devices Inc	34,100	967

Telecommunication Services (0.16%)
Embarq Corp	31,200	1,413

Telephone — Integrated (3.62%)
AT&T Inc (c)	206,727	7,957
CenturyTel Inc	24,300	897
Sprint Nextel Corp	916,500	9,650
Telephone & Data Systems Inc — Special Shares	3,100	150
Verizon Communications Inc	318,300	12,363

		31,017

Television (1.18%)
CBS Corp	402,507	10,139

Therapeutics (0.09%)
Gilead Sciences Inc (a)	16,200	740

Tobacco (2.95%)
Altria Group Inc	256,000	19,410
Universal Corp/Richmond VA	7,400	369
UST Inc	106,300	5,523

		25,302

Tools — Hand Held (0.05%)
Black & Decker Corp	5,600	406

Transport — Services (0.76%)
United Parcel Service Inc	88,900	6,504

Transport — Truck (0.11%)
JB Hunt Transport Services Inc (b)	30,000	933

Web Portals (0.21%)
Google Inc (a)	3,160	1,783

TOTAL COMMON STOCKS		$840,080

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.46%)
Finance — Investment Banker & Broker (1.44%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $12,457,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (d)	$12,364	$12,363

Money Center Banks (1.02%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $8,767,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (d)	8,699	8,698

TOTAL REPURCHASE AGREEMENTS		$21,061

Total Investments		$861,141
Liabilities in Excess of Other Assets, Net — (0.43)%		(3,682)

TOTAL NET ASSETS — 100.00%		$857,459

Schedule of Investments
Partners LargeCap Blend Fund I
January 31, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,298 or 0.38% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$37,792
Unrealized Depreciation	(71,444)

Net Unrealized Appreciation (Depreciation)	(33,652)
Cost for federal income tax purposes	894,793
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; March 2008	201	$14,621	$13,865	$(756)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.32%
Financial	20.20%
Communications	13.61%
Energy	12.00%
Industrial	11.84%
Technology	10.95%
Consumer, Cyclical	3.06%
Basic Materials	2.77%
Utilities	2.68%
Liabilities in Excess of Other Assets, Net	(0.43%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.62%

Schedule of Investments
Partners LargeCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (99.23%)
Advertising Sales (0.78%)
Lamar Advertising Co (a)	302,700	$13,052

Aerospace & Defense (2.35%)
General Dynamics Corp	311,900	26,343
Lockheed Martin Corp	118,600	12,799

		39,142

Airlines (0.81%)
Southwest Airlines Co	1,152,600	13,520

Applications Software (5.05%)
Microsoft Corp	2,582,100	84,176

Casino Hotels (1.80%)
Las Vegas Sands Corp (a)(b)	150,000	13,151
MGM Mirage (b)	230,800	16,899

		30,050

Casino Services (1.83%)
International Game Technology	715,500	30,530

Cellular Telecommunications (1.04%)
Metropcs Communications Inc (a)(b)	960,270	17,352

Computers (3.12%)
Apple Inc (b)	241,800	32,730
Dell Inc (b)	962,700	19,293

		52,023

Consulting Services (1.86%)
Accenture Ltd (a)	894,300	30,961

Data Processing & Management (0.86%)
Automatic Data Processing Inc	354,200	14,370

Diversified Manufacturing Operations (5.99%)
Danaher Corp	701,700	52,242
General Electric Co	1,343,800	47,584

		99,826

E-Commerce — Products (2.77%)
Amazon.com Inc (b)	595,400	46,263

Electronic Components — Semiconductors (4.65%)
Broadcom Corp (b)	1,044,400	23,060
Intel Corp	1,314,100	27,859
Xilinx Inc	1,214,200	26,555

		77,474

Engineering — Research & Development Services (2.42%)
Foster Wheeler Ltd (b)	355,700	24,355
McDermott International Inc (b)	339,400	16,013

		40,368

Entertainment Software (1.47%)
Electronic Arts Inc (b)	517,000	24,490

Fiduciary Banks (3.73%)
State Street Corp	756,500	62,124

Finance — Investment Banker & Broker (1.76%)
Morgan Stanley	592,300	29,277

Hotels & Motels (1.73%)
Marriott International Inc/DE	800,000	28,768

Human Resources (0.56%)
Monster Worldwide Inc (a)(b)	334,300	9,310

Industrial Gases (1.43%)
Praxair Inc	295,400	23,901

Investment Management & Advisory Services (1.94%)
Franklin Resources Inc	309,800	32,290

Medical — Biomedical/Gene (2.84%)
Celgene Corp (a)(b)	350,700	19,678
Genentech lnc (b)	393,300	27,605

		47,283

Medical — Drugs (2.77%)
Allergan Inc/United States	409,800	27,534
Schering-Plough Corp	951,600	18,623

		46,157

Medical — HMO (1.28%)
WellPoint Inc (b)	272,800	21,333

Medical — Wholesale Drug Distribution (0.75%)
Cardinal Health Inc	215,731	12,506

Medical Instruments (3.30%)
Medtronic Inc	711,400	33,130
St Jude Medical Inc (b)	542,000	21,956

		55,086

Medical Products (0.75%)
Stryker Corp	186,400	12,483

Metal — Diversified (0.97%)
Freeport-McMoRan Copper & Gold Inc	180,800	16,097

Multimedia (0.97%)
McGraw-Hill Cos Inc/The	378,400	16,180

Networking Products (4.46%)
Cisco Systems Inc (b)	945,300	23,160
Juniper Networks Inc (a)(b)	1,884,320	51,159

		74,319

Schedule of Investments
Partners LargeCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Oil — Field Services (2.30%)
Schlumberger Ltd	508,600	$38,379

Oil Company — Integrated (0.97%)
Suncor Energy Inc	173,000	16,259

Retail — Bedding (0.97%)
Bed Bath & Beyond Inc (b)	500,800	16,146

Retail — Discount (1.88%)
Costco Wholesale Corp	157,300	10,687
Target Corp	371,200	20,631

		31,318

Retail—Drug Store (3.05%)
CVS Caremark Corp	1,301,372	50,845

Retail — Regional Department Store (1.87%)
Kohl’s Corp (b)	684,000	31,218

Retail — Restaurants (0.91%)
Yum! Brands Inc	445,100	15,205

Semiconductor Component — Integrated Circuits (1.65%)
Marvell Technology Group Ltd (b)	2,320,100	27,540

Semiconductor Equipment (1.17%)
Applied Materials Inc	1,085,400	19,450

Telecommunication Equipment — Fiber Optics (2.57%)
Corning Inc	1,778,500	42,808

Therapeutics (3.14%)
Gilead Sciences Inc (b)	1,147,100	52,411

Toys (0.93%)
Nintendo Co Ltd ADR	251,500	15,530

Transport — Services (1.78%)
Expeditors International Washington Inc	628,200	29,708

Web Portals (3.65%)
Google Inc (b)	107,900	60,888

Wireless Equipment (6.35%)
American Tower Corp (b)	1,483,600	55,679
Crown Castle International Corp (a)(b)	520,600	18,841
Qualcomm Inc	739,000	31,348

		105,868

TOTAL COMMON STOCKS		$1,654,284

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (2.58%)
Money Market Funds (2.58%)
BNY Institutional Cash Reserve Fund (c)	$42,974	$42,974

TOTAL SHORT TERM INVESTMENTS		$42,974

REPURCHASE AGREEMENTS (1.26%)
Finance — Investment Banker & Broker (1.20%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $20,098,000; 0.00%-6.38%; dated 05/16/08-01/11/27) (c)	$19,947	$19,946

Money Center Banks (0.06%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $966,000; 0.00% - 6.63%; dated 03/14/08-05/15/37) (c)	958	958

TOTAL REPURCHASE AGREEMENTS		$20,904

Total Investments		$1,718,162
Liabilities in Excess of Other Assets, Net - (3.07)%		(51,096)

TOTAL NET ASSETS-100.00%		$1,667,066

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$163,881
Unrealized Depreciation	(144,038)

Net Unrealized Appreciation (Depreciation)	19,843
Cost for federal income tax purposes	1,698,319

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Communications	22.60%
Technology	17.97%
Consumer, Non-cyclical	17.25%
Consumer, Cyclical	15.78%
Industrial	12.54%
Financial	11.25%
Energy	3.28%
Basic Materials	2.40%
Liabilities in Excess of Other Assets, Net	(3.07%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners LargeCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (99.81%)
Aerospace & Defense (2.87%)
Raytheon Co	688,000	$44,816

Aerospace & Defense Equipment (2.05%)
United Technologies Corp	436,200	32,021

Agricultural Chemicals (1.92%)
Monsanto Co	266,252	29,937

Airlines (0.63%)
Continental Airlines Inc (a)(b)	361,200	9,828

Applications Software (4.43%)
Microsoft Corp	2,123,722	69,233

Auto/Truck Parts & Equipment — Original (2.25%)
BorgWarner Inc	694,000	35,123

Beverages — Non-Alcoholic (4.85%)
Coca-Cola Co/The	634,200	37,526
PepsiCo Inc	560,800	38,241

		75,767

Building — Residential & Commercial (0.26%)
KB Home	147,500	4,056

Building Products — Wood (0.26%)
Masco Corp	176,000	4,036

Computer Services (0.95%)
DST Systems Inc (a)(b)	207,700	14,851

Computers (4.78%)
Apple Inc (b)	361,600	48,946
Dell Inc (b)	1,018,400	20,409
Research In Motion Ltd (b)	57,000	5,351

		74,706

Cosmetics & Toiletries (2.98%)
Procter & Gamble Co	707,500	46,660

Dental Supplies & Equipment (0.98%)
DENTSPLY International Inc	370,700	15,314

Diagnostic Equipment (0.20%)
Gen-Probe Inc (b)	54,200	3,098

Diagnostic Kits (0.27%)
Idexx Laboratories Inc (a)(b)	73,784	4,159

Disposable Medical Products (1.21%)
CR Bard Inc	195,500	18,879

Diversified Manufacturing Operations (5.73%)
Cooper Industries Ltd	471,700	21,009
Eaton Corp	389,300	32,218
General Electric Co	254,100	8,998
Honeywell International Inc	461,600	27,267

		89,492

E-Commerce — Products (1.24%)
Amazon.com Inc (a)(b)	248,800	19,332

E-Commerce — Services (0.47%)
Priceline.com Inc (a)(b)	67,400	7,314

Electric — Integrated (0.48%)
FPL Group Inc	116,100	7,486

Electric Products — Miscellaneous (2.49%)
Emerson Electric Co	765,900	38,938

Electronic Components — Miscellaneous (0.22%)
Flextronics International Ltd (b)	294,300	3,443

Electronic Components — Semiconductors (4.42%)
Intel Corp	1,668,000	35,361
Intersil Corp	585,200	13,477
MEMC Electronic Materials Inc (b)	284,000	20,295

		69,133

Enterprise Software & Services (1.72%)
Oracle Corp (b)	1,312,000	26,962

Entertainment Software (0.92%)
Electronic Arts Inc (b)	304,100	14,405

Fiduciary Banks (1.22%)
Northern Trust Corp	259,544	19,040

Finance — Investment Banker & Broker (0.67%)
Charles Schwab Corp/The	468,200	10,441

Finance — Other Services (1.48%)
CME Group Inc	20,400	12,626
IntercontinentalExchange Inc (b)	75,600	10,581

		23,207

Food — Confectionery (0.58%)
WM Wrigley Jr Co	156,789	9,004

Food — Miscellaneous/Diversified (0.51%)
Nestle SA ADR	71,100	7,935

Instruments — Scientific (2.03%)
Thermo Fisher Scientific Inc (b)	616,600	31,749

Schedule of Investments
Partners LargeCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Investment Management & Advisory Services (3.32%)
Invesco Ltd (a)	1,312,800	$35,735
Waddell & Reed Financial Inc	489,100	16,228

		51,963

Machinery — Construction & Mining (0.25%)
Caterpillar Inc	56,000	3,984

Medical — Biomedical/Gene (0.29%)
Illumina Inc (a)(b)	72,300	4,606

Medical — Drugs (3.38%)
Allergan Inc/United States	484,300	32,540
Novo Nordisk A/S ADR	324,100	20,337

		52,877

Medical — Generic Drugs (0.49%)
Barr Pharmaceuticals Inc (b)	146,000	7,620

Medical Instruments (0.53%)
Intuitive Surgical Inc (b)	32,500	8,255

Medical Products (5.44%)
Baxter International Inc	690,077	41,915
Becton Dickinson & Co	438,106	37,909
Johnson & Johnson	81,200	5,137

		84,961

Metal — Diversified (0.94%)
Freeport-McMoRan Copper & Gold Inc	164,700	14,663

Multimedia (2.28%)
Viacom Inc (b)	919,700	35,648

Networking Products (1.54%)
Cisco Systems Inc (b)	982,500	24,071

Oil — Field Services (1.03%)
Schlumberger Ltd	213,300	16,096

Oil Company — Exploration & Production (5.88%)
Apache Corp	354,400	33,824
Devon Energy Corp	359,400	30,542
XTO Energy Inc	529,225	27,488

		91,854

Oil Field Machinery & Equipment (1.10%)
Cameron International Corp (b)	428,900	17,268

Optical Supplies (0.33%)
Alcon Inc	36,461	5,177

Property & Casualty Insurance (1.45%)
Chubb Corp	437,400	22,653

Publicly Traded Investment Fund (0.07%)
iShares Russell 1000 Growth Index Fund	19,500	1,092

REITS — Shopping Centers (0.08%)
Weingarten Realty Investors	38,300	1,288

Retail — Apparel & Shoe (1.31%)
Urban Outfitters Inc (b)	706,900	20,500

Retail — Building Products (0.95%)
Lowe’s Cos Inc	563,200	14,891

Retail — Discount (5.53%)
Costco Wholesale Corp (a)	463,500	31,490
Family Dollar Stores Inc	133,200	2,801
TJX Cos Inc	791,500	24,980
Wal-Mart Stores Inc	534,200	27,180

		86,451

Semiconductor Component — Integrated Circuits (0.49%)
Linear Technology Corp	275,700	7,629

Steel Pipe & Tube (0.91%)
Valmont Industries Inc	169,415	14,180

Telecommunication Equipment (0.52%)
ADC Telecommunications Inc (a)(b)	548,100	8,106

Textile — Home Furnishings (0.26%)
Mohawk Industries Inc (b)	50,600	4,044

Therapeutics (1.15%)
Gilead Sciences Inc (b)	392,800	17,947

Transport — Rail (0.25%)
Union Pacific Corp	31,800	3,976

Veterinary Diagnostics (0.41%)
VCA Antech Inc (b)	164,300	6,352

Web Portals (2.44%)
Google Inc (b)	67,700	38,203

Wireless Equipment (2.12%)
Qualcomm Inc	782,600	33,198

TOTAL COMMON STOCKS		$1,559,918

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (1.22%)
Money Market Funds (1.22%)
BNY Institutional Cash Reserve Fund (c)	$18,988	$18,988

TOTAL SHORT TERM INVESTMENTS		$18,988

Schedule of Investments
Partners LargeCap Growth Fund II
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (0.68%)
Finance — Investment Banker & Broker (0.39%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $6,123,000; 0.00%-6.38%; dated 05/16/08-01/11/27) (c)	$6,077	$6,077

Money Center Banks (0.29%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $4,652,000; 0.00%-6.63%; dated 03/14/08-05/15/30) (c)	4,615	4,615

TOTAL REPURCHASE AGREEMENTS		$10,692

Total Investments		$1,589,598
Liabilities in Excess of Other Assets, Net - (1.71)%		(26,661)

TOTAL NET ASSETS-100.00%		$1,562,937

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$54,418
Unrealized Depreciation	(119,292)

Net Unrealized Appreciation (Depreciation)	(64,874)
Cost for federal income tax purposes	1,654,472

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	23.59%
Technology	17.72%
Industrial	17.06%
Consumer, Cyclical	11.19%
Communications	10.61%
Financial	10.13%
Energy	8.01%
Basic Materials	2.85%
Utilities	0.48%
Funds	0.07%
Liabilities in Excess of Other Assets, Net	(1.71%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Currency Contracts	1.53%

Schedule of Investments
Partners LargeCap Growth Fund II
January 31, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)
Swiss Francs	2/29/2008	11,471,443	$10,492	$10,624	$(132)
Danish Kroner	2/29/2008	66,440,418	13,152	13,245	(93)

All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Partners LargeCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (98.51%)
Advertising Agencies (0.30%)
Interpublic Group of Cos Inc (a)(b)	812,200	$7,253

Aerospace & Defense (1.55%)
Boeing Co	160,200	13,325
Lockheed Martin Corp	40,000	4,317
Northrop Grumman Corp	256,100	20,324

		37,966

Apparel Manufacturers (0.33%)
VF Corp	104,700	8,101

Auto — Car & Light Trucks (0.81%)
General Motors Corp (a)	703,900	19,927

Auto/Truck Parts & Equipment — Original (1.63%)
Autoliv Inc	227,200	11,349
BorgWarner Inc	292,200	14,788
Lear Corp (a)(b)	62,200	1,826
Magna International Inc (a)	153,500	12,085

		40,048

Beverages — Non-Alcoholic (0.34%)
Coca-Cola Enterprises Inc (a)	361,200	8,333

Brewery (0.67%)
Molson Coors Brewing Co (a)	369,400	16,501

Building — Residential & Commercial (0.99%)
Centex Corp (a)	249,100	6,920
KB Home	253,400	6,968
Pulte Homes Inc (a)	639,400	10,448

		24,336

Cellular Telecommunications (0.68%)
Vodafone Group PLC ADR	480,200	16,711

Chemicals — Diversified (2.06%)
Dow Chemical Co/The	665,700	25,736
EI Du Pont de Nemours & Co	552,600	24,966

		50,702

Chemicals — Specialty (0.67%)
Ashland Inc	181,000	8,241
Lubrizol Corp	157,000	8,260

		16,501

Commercial Banks (0.45%)
Deutsche Bank AG (a)	97,600	10,994

Computer Services (0.14%)
Electronic Data Systems Corp	166,600	3,349

Computers (0.35%)
Dell Inc (b)	101,600	2,036
International Business Machines Corp	62,100	6,666

		8,702

Computers - Peripheral Equipment (0.33%)
Lexmark International Inc (b)	223,200	8,082

Containers — Metal & Glass (0.78%)
Owens-Illinois Inc (b)	381,300	19,217

Containers — Paper & Plastic (0.33%)
Sonoco Products Co	261,400	8,067

Cosmetics & Toiletries (2.02%)
Procter & Gamble Co	752,700	49,641

Distribution & Wholesale (0.48%)
Ingram Micro Inc (b)	403,400	7,172
Tech Data Corp (b)	136,700	4,700

		11,872

Diversified Manufacturing Operations (6.45%)
3M Co	71,400	5,687
Eaton Corp	187,000	15,476
General Electric Co	2,936,000	103,964
Ingersoll-Rand Co Ltd	262,600	10,378
SPX Corp	142,700	14,355
Tyco International Ltd	220,850	8,693

		158,553

Electric — Integrated (1.58%)
Constellation Energy Group Inc	192,800	18,116
Entergy Corp	187,800	20,316
Wisconsin Energy Corp	6,400	291

		38,723

Electronic Components — Miscellaneous (0.94%)
Flextronics International Ltd (a)(b)	1,514,569	17,721
Sanmina-SCI Corp (b)	1,195,500	1,877
Tyco Electronics Ltd	106,250	3,592

		23,190

Electronic Parts Distribution (1.02%)
Arrow Electronics Inc (a)(b)	341,800	11,696
Avnet Inc (b)	374,100	13,322

		25,018

Finance — Commercial (0.52%)
CIT Group Inc	455,100	12,725

Finance — Credit Card (0.72%)
Discover Financial Services	1,009,300	17,663

Finance - Investment Banker & Broker (7.76%)
Citigroup Inc	2,090,800	59,002

Schedule of Investments
Partners LargeCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
Goldman Sachs Group Inc/The	32,200	$6,465
JPMorgan Chase & Co	1,556,300	74,002
Merrill Lynch & Co Inc	401,100	22,622
Morgan Stanley	576,500	28,497

		190,588

Finance — Mortgage Loan/Banker (1.28%)
Fannie Mae	562,350	19,041
Freddie Mac	409,200	12,436

		31,477

Financial Guarantee Insurance (0.25%)
AMBAC Financial Group Inc (a)	254,500	2,983
MBIA Inc (a)	211,900	3,284

		6,267

Food — Meat Products (0.35%)
Tyson Foods Inc	607,000	8,650

Food — Miscellaneous/Diversified (1.72%)
ConAgra Foods Inc	545,100	11,736
Kellogg Co	261,700	12,535
Kraft Foods Inc	173,000	5,062
Sara Lee Corp	917,600	12,902

		42,235

Food — Retail (1.15%)
Kroger Co/The	582,100	14,814
Safeway Inc	434,000	13,450

		28,264

Food — Wholesale & Distribution (0.58%)
SUPERVALU Inc	470,225	14,135

Health Care Cost Containment (0.67%)
McKesson Corp	261,800	16,438

Insurance Brokers (0.18%)
Aon Corp	103,500	4,504

Leisure & Recreation Products (0.30%)
Brunswick Corp/DE (a)	393,300	7,469

Life & Health Insurance (0.62%)
Torchmark Corp	3,200	195
Unum Group	660,100	14,932

		15,127

Machinery - Construction & Mining (0.66%)
Caterpillar Inc	177,500	12,627
Terex Corp (b)	61,700	3,626

		16,253

Medical — Drugs (4.42%)
Eli Lilly & Co	137,600	7,089
Merck & Co Inc	501,700	23,219
Pfizer Inc	3,245,000	75,901
Sanofi-Aventis SA ADR	56,400	2,306

		108,515

Medical — Wholesale Drug Distribution (0.37%)
AmerisourceBergen Corp	192,900	8,999

Medical Products (1.30%)
Covidien Ltd	106,250	4,742
Johnson & Johnson	430,000	27,202

		31,944

Metal — Aluminum (0.94%)
Alcoa Inc	696,800	23,064
Multi-Line Insurance (6.78%)

ACE Ltd	333,500	19,456
Allstate Corp/The	464,700	22,896
American International Group Inc	1,005,000	55,436
Genworth Financial Inc	632,900	15,405
Hartford Financial Services Group Inc	194,100	15,677
MetLife Inc	374,550	22,087
Old Republic International Corp	636,100	9,497
XL Capital Ltd (a)	136,800	6,156

		166,610

Multimedia (1.07%)
Time Warner Inc	830,000	13,064
Viacom Inc (b)	338,700	13,128

		26,192

Non-Hazardous Waste Disposal (0.27%)
Allied Waste Industries Inc (b)	664,400	6,544

Office Automation & Equipment (0.50%)
Pitney Bowes Inc (a)	332,700	12,210

Oil Company — Exploration & Production (0.25%)
Occidental Petroleum Corp	89,800	6,095

Oil Company — Integrated (14.72%)
BP PLC ADR	207,300	13,215
Chevron Corp	982,900	83,055
ConocoPhillips	783,300	62,915
Exxon Mobil Corp	1,797,200	155,278
Marathon Oil Corp	491,600	23,031
Royal Dutch Shell PLC — A shares ADR	156,400	11,169
Total SA ADR	178,900	13,020

		361,683

Schedule of Investments
Partners LargeCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Paper & Related Products (0.19%)
Smurfit-Stone Container Corp (a)(b)	480,200	$4,557

Property & Casualty Insurance (2.28%)
Chubb Corp	260,300	13,481
Fidelity National Financial Inc	548,000	10,790
Safeco Corp	151,100	8,064
Travelers Cos Inc/The	491,191	23,626

		55,961

Publishing — Newspapers (0.64%)
Gannett Co Inc	423,000	15,651

Publishing — Periodicals (0.27%)
Idearc Inc (a)	415,300	6,753

Regional Banks (7.09%)
Bank of America Corp	1,963,600	87,086
Comerica Inc	283,000	12,344
Fifth Third Bancorp	208,800	5,659
Keycorp	257,400	6,731
SunTrust Banks Inc	86,100	5,937
US Bancorp	514,500	17,467
Wachovia Corp	404,500	15,747
Wells Fargo & Co	685,600	23,317

		174,288

Reinsurance (0.47%)
PartnerRe Ltd (a)	29,200	2,315
RenaissanceRe Holdings Ltd	161,900	9,227

		11,542

Rental — Auto & Equipment (0.18%)
Avis Budget Group Inc (b)	335,200	4,475

Retail — Apparel & Shoe (1.01%)
Gap Inc/The	742,600	14,199
Jones Apparel Group Inc (a)	630,800	10,597
Ltd Brands Inc	7,400	141

		24,937

Retail — Building Products (0.68%)
Home Depot Inc (a)	541,600	16,611

Retail — Discount (0.53%)
Family Dollar Stores Inc	340,000	7,150
Wal-Mart Stores Inc	115,000	5,851

		13,001

Retail-Office Supplies (0.16%)
Office Depot Inc (b)	268,500	3,982

Retail — Regional Department Store (0.66%)
Macy’s Inc	589,100	16,283

Retail — Restaurants (0.25%)
McDonald’s Corp	116,800	6,255

Savings & Loans — Thrifts (0.39%)
Washington Mutual Inc	482,700	9,615

Steel — Producers (0.72%)
ArcelorMittal (a)	267,700	17,773

Telephone — Integrated (7.11%)
AT&T Inc	2,553,700	98,292
Sprint Nextel Corp	1,956,300	20,600
Verizon Communications Inc	1,438,700	55,879

		174,771

Television (0.64%)
CBS Corp	626,800	15,789

Tobacco (1.94%)
Altria Group Inc	627,300	47,562

Tools — Hand Held (0.47%)
Black & Decker Corp	157,700	11,439

Toys (0.23%)
Mattel Inc	264,400	5,555

Wireless Equipment (0.32%)
Nokia OYJ ADR (a)	215,000	7,944

TOTAL COMMON STOCKS		$2,420,182

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (2.40%)
Money Market Funds (2.40%)
BNY Institutional Cash Reserve Fund (c)	$58,964	$58,964

TOTAL SHORT TERM INVESTMENTS		$58,964

REPURCHASE AGREEMENTS (0.94%)
Finance — Investment Banker & Broker (0.85%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $20,958,000; 0.00%-6.38%; dated 05/16/08-01/11/27) (c)	$20,801	$20,799

Schedule of Investments
Partners LargeCap Value Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (continued)
Money Center Banks (0.09%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; 2,303,000; 0.00% - 6.63%; dated 03/14/08-05/15/30) (c)	$2,285	$2,285

TOTAL REPURCHASE AGREEMENTS		$23,084

Total Investments		$2,502,230
Liabilities in Excess of Other Assets, Net — (1.85)%		(45,426)

TOTAL NET ASSETS-100.00%		$2,456,804

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$409,550
Unrealized Depreciation	(277,916)

Net Unrealized Appreciation (Depreciation)	131,634
Cost for federal income tax purposes	2,370,596

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	32.13%
Consumer, Non-cyclical	15.70%
Energy	14.97%
Industrial	12.47%
Communications	11.03%
Consumer, Cyclical	8.07%
Basic Materials	4.58%
Utilities	1.58%
Technology	1.32%
Liabilities in Excess of Other Assets, Net	(1.85%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners LargeCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (97.17%)
Advertising Agencies (2.08%)
Interpublic Group of Cos Inc (a)(b)	1,106,800	$9,884
Omnicom Group Inc	238,600	10,825

		20,709

Advertising Services (0.57%)
RH Donnelley Corp (a)(b)	190,300	5,722

Airlines (0.80%)
Southwest Airlines Co	682,900	8,011

Auto — Medium & Heavy Duty Trucks (1.56%)
Paccar Inc	330,550	15,509

Auto/Truck Parts & Equipment — Original (3.87%)
BorgWarner Inc	375,900	19,024
Johnson Controls Inc	554,000	19,595

		38,619

Beverages — Wine & Spirits (0.69%)
Constellation Brands Inc (a)(b)	326,700	6,828

Brewery (0.33%)
Anheuser-Busch Cos Inc	70,200	3,266

Building Products — Wood (1.49%)
Masco Corp	648,100	14,861

Cable TV (1.90%)
Comcast Corp	1,040,800	18,901

Coal (1.75%)
Patriot Coal Corp (b)	1,920	76
Peabody Energy Corp	322,000	17,395

		17,471

Commercial Banks (0.47%)
City National Corp/CA	83,000	4,721

Consumer Products — Miscellaneous (1.22%)
Fortune Brands Inc	174,000	12,166

Cruise Lines (1.81%)
Carnival Corp	405,800	18,054

Diversified Manufacturing Operations (7.26%)
General Electric Co	1,442,900	51,093
Illinois Tool Works Inc	423,200	21,329

		72,422

Electric — Integrated (6.40%)
American Electric Power Co Inc	442,600	18,957
Exelon Corp	306,700	23,367
Northeast Utilities	452,000	12,529
Pepco Holdings Inc	352,300	8,970

		63,823

Fiduciary Banks (3.52%)
Bank of New York Mellon Corp/The	417,574	19,471
Northern Trust Corp	212,700	15,604

		35,075

Finance — Credit Card (0.95%)
Discover Financial Services	543,250	9,507

Finance — Investment Banker & Broker (9.93%)
Citigroup Inc	1,444,100	40,753
JPMorgan Chase & Co	559,500	26,604
Morgan Stanley	641,400	31,704

		99,061

Finance — Mortgage Loan/Banker (0.90%)
Freddie Mac	296,200	9,002

Gas — Distribution (1.70%)
NiSource Inc	336,700	6,394
Sempra Energy	189,700	10,604

		16,998

Internet Security (1.85%)
Symantec Corp (a)(b)	1,026,500	18,405

Life & Health Insurance (2.30%)
Aflac Inc	374,700	22,980

Medical — Drugs (5.44%)
Cephalon Inc (a)(b)	76,800	5,040
Merck & Co Inc	475,700	22,015
Wyeth	682,300	27,156

		54,211

Medical — HMO (0.44%)
UnitedHealth Group Inc	85,700	4,357

Medical Products (2.10%)
Johnson & Johnson	331,600	20,977

Motorcycle/Motor Scooter (0.54%)
Harley-Davidson Inc	132,900	5,393

Multi-Line Insurance (1.49%)
Hartford Financial Services Group Inc	184,100	14,870

Multimedia (1.01%)
News Corp	533,700	10,087

Oil — Field Services (2.00%)
Halliburton Co (a)	600,300	19,912

Schedule of Investments
Partners LargeCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil & Gas Drilling (0.88%)
ENSCO International Inc	171,600	$8,772

Oil Company — Integrated (7.64%)
Chevron Corp	434,600	36,724
Exxon Mobil Corp	456,700	39,459

		76,183

Pharmacy Services (1.98%)
Medco Health Solutions Inc (b)	394,800	19,772

Publicly Traded Investment Fund (1.46%)
SPDR Trust Series 1(a)	106,400	14,588

Regional Banks (9.46%)
Bank of America Corp	327,100	14,507
Fifth Third Bancorp	698,800	18,937
SunTrust Banks Inc	244,600	16,865
Wells Fargo & Co	1,293,200	43,982

		94,291

Retail — Discount (0.81%)
Costco Wholesale Corp	119,100	8,092

Telephone — Integrated (4.79%)
AT&T Inc	646,600	24,888
Sprint Nextel Corp	2,169,284	22,842

		47,730

Transport — Rail (2.22%)
Burlington Northern Santa Fe Corp	256,000	22,149

Transport — Services (1.56%)
FedEx Corp	166,100	15,527

TOTAL COMMON STOCKS		$969,022

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.89%)
Finance — Investment Banker & Broker (1.09%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $10,952,000; 0.00%-6.38%; dated 05/16/08-01/11/27) (c)	$10,871	$10,870

Money Center Banks (0.80%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $8,074,000; 0.00%-6.63%; dated 03/14/08-05/15/30) (c)	8,012	8,011

TOTAL REPURCHASE AGREEMENTS		$18,881

Total Investments		$987,903
Other Assets in Excess of Liabilities, Net — 0.94%		9,362

TOTAL NET ASSETS — 100.00%		$997,265

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$81,666
Unrealized Depreciation	(93,801)

Net Unrealized Appreciation (Depreciation)	(12,135)
Cost for federal income tax purposes	1,000,038
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	30.92%
Industrial	12.53%
Energy	12.27%
Consumer, Non-cyclical	12.19%
Communications	12.19%
Consumer, Cyclical	9.39%
Utilities	8.11%
Funds	1.46%
Other Assets in Excess of Liabilities, Net	0.94%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners LargeCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.04%)
Aerospace & Defense (1.19%)
Northrop Grumman Corp	30,300	$2,405

Apparel Manufacturers (0.65%)
VF Corp	16,900	1,308

Applications Software (1.09%)
Microsoft Corp	67,900	2,214

Beverages — Non-Alcoholic (1.90%)
Coca-Cola Co/The	44,100	2,609
Pepsi Bottling Group Inc	35,600	1,241

		3,850

Chemicals — Diversified (2.24%)
EI Du Pont de Nemours & Co	56,800	2,566
PPG Industries Inc	29,700	1,963

		4,529

Commercial Services — Finance (0.59%)
H&R Block Inc	62,200	1,199

Computers (2.46%)
Hewlett-Packard Co	52,400	2,292
International Business Machines Corp	25,000	2,684

		4,976

Data Processing & Management (0.50%)
Fiserv Inc(a)	19,600	1,007

Diversified Manufacturing Operations (7.15%)
Dover Corp	34,600	1,397
General Electric Co (b)	251,500	8,906
Ingersoll-Rand Co Ltd	41,200	1,628
Parker Hannifin Corp	20,800	1,406
Tyco International Ltd	29,000	1,141

		14,478

Electric — Integrated (2.53%)
Exelon Corp	36,400	2,773
PPL Corp	48,000	2,348

		5,121

Electronic Components — Semiconductors (0.47%)
Intel Corp	44,600	945

Enterprise Software & Services (0.61%)
Oracle Corp (a)	60,500	1,243

Fiduciary Banks (0.53%)
Bank of New York Mellon Corp/The	22,800	1,063

Finance — Credit Card (0.27%)
Discover Financial Services	30,800	539

Finance — Investment Banker & Broker (8.88%)
Bear Stearns Cos Inc/The (c)	5,100	461
Citigroup Inc	237,000	6,688
JPMorgan Chase & Co	121,600	5,782
Merrill Lynch & Co Inc	46,700	2,634
Morgan Stanley	48,700	2,407

		17,972

Finance — Mortgage Loan/Banker (1.30%)
Countrywide Financial Corp	22,000	153
Freddie Mac	81,400	2,474

		2,627

Financial Guarantee Insurance (0.30%)
MGIC Investment Corp (c)	32,900	609

Food — Miscellaneous/Diversified (0.95%)
Unilever NV	59,200	1,925

Food — Retail (0.70%)
Kroger Co/The	55,300	1,407

Forestry (1.21%)
Weyerhaeuser Co	36,200	2,451

Home Decoration Products (0.73%)
Newell Rubbermaid Inc	61,400	1,481

Independent Power Producer (0.60%)
NRG Energy Inc (a)(c)	31,400	1,212

Insurance Brokers (0.22%)
Marsh & McLennan Cos Inc	16,400	453

Life & Health Insurance (0.72%)
Torchmark Corp	23,700	1,447

Machinery — Construction & Mining (0.81%)
Caterpillar Inc	22,900	1,629

Machinery — Farm (0.33%)
Deere & Co	7,600	667

Medical — Biomedical/Gene (0.60%)
Amgen Inc (a)	26,100	1,216

Medical — Drugs (6.17%)
Abbott Laboratories	31,100	1,751
Eli Lilly & Co	29,800	1,535
Merck & Co Inc	34,000	1,573
Pfizer Inc	221,200	5,174
Wyeth	61,700	2,456

		12,489

Schedule of Investments
Partners LargeCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Instruments (0.63%)
Medtronic Inc	27,500	$1,281

Medical Laboratory & Testing Service (0.31%)
Quest Diagnostics Inc	12,600	621

Medical Products (2.40%)
Johnson & Johnson	76,900	4,865

Multi-Line Insurance (5.64%)
Allstate Corp/The	49,200	2,424
American International Group Inc	87,200	4,810
Hartford Financial Services Group Inc	30,500	2,463
Loews Corp	37,000	1,728

		11,425

Multimedia (2.23%)
Time Warner Inc	162,300	2,555
Viacom Inc (a)	50,700	1,965

		4,520

Non-Hazardous Waste Disposal (0.63%)
Waste Management Inc	39,200	1,272

Office Automation & Equipment (0.63%)
Xerox Corp	82,400	1,269

Office Supplies & Forms (0.38%)
Avery Dennison Corp	15,000	777

Oil Company — Exploration & Production (0.26%)
Devon Energy Corp	6,200	527

Oil Company — Integrated (13.55%)
Chevron Corp	85,500	7,225
ConocoPhillips	62,700	5,036
Exxon Mobil Corp	116,700	10,083
Royal Dutch Shell PLC — A shares ADR	71,200	5,084

		27,428

Oil Field Machinery & Equipment (0.45%)
National Oilwell Varco Inc (a)(c)	15,100	909

Printing — Commercial (0.66%)
RR Donnelley & Sons Co	38,500	1,343

Publishing — Newspapers (1.01%)
Gannett Co Inc	55,500	2,053

Regional Banks (10.01%)
Bank of America Corp	157,900	7,003
National City Corp	41,500	738
PNC Financial Services Group Inc	22,900	1,503
US Bancorp	89,500	3,039
Wachovia Corp	74,700	2,908
Wells Fargo & Co	149,000	5,067

		20,258

Retail — Apparel & Shoe (0.43%)
Gap Inc/The	45,900	878

Retail — Building Products (0.66%)
Home Depot Inc	43,700	1,340

Retail — Consumer Electronics (0.79%)
Best Buy Co Inc	32,900	1,606

Retail — Discount (1.48%)
Wal-Mart Stores Inc	58,700	2,987

Retail — Drug Store (0.60%)
Walgreen Co	34,400	1,208

Retail — Office Supplies (0.74%)
Staples Inc	62,900	1,506

Retail — Regional Department Store (0.62%)
Kohl’s Corp (a)	27,700	1,264

Retail — Restaurants (0.40%)
McDonald’s Corp	15,200	814

Savings & Loans — Thrifts (0.69%)
Washington Mutual Inc	70,400	1,402

Semiconductor Equipment (0.41%)
Applied Materials Inc	45,700	819

Steel — Producers (0.69%)
Nucor Corp	24,300	1,405

Telephone — Integrated (5.89%)
AT&T Inc	188,700	7,263
Sprint Nextel Corp	116,300	1,224
Verizon Communications Inc	88,200	3,426

		11,913

Tobacco (0.95%)
Altria Group Inc	25,400	1,926

Wireless Equipment (0.20%)
Motorola Inc	35,200	406

TOTAL COMMON STOCKS		$200,484

Schedule of Investments
Partners LargeCap Value Fund II
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.13%)
Money Center Banks (1.13%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $2,309,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (d)	$2,291	$2,291

TOTAL REPURCHASE AGREEMENTS		$2,291

Total Investments		$202,775
Liabilities in Excess of Other Assets, Net — (0.17)%		(345)

TOTAL NET ASSETS — 100.00%		$202,430

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,771 or 0.87% of net assets.

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$28,319
Unrealized Depreciation	(19,848)

Net Unrealized Appreciation (Depreciation)	8,471
Cost for federal income tax purposes	194,304
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)
Buy:
S&P 500 eMini; March 2008	11	$761	$759	$(2)

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	29.68%
Consumer, Non-cyclical	16.25%
Energy	14.26%
Industrial	10.10%
Communications	9.34%
Consumer, Cyclical	7.11%
Technology	6.16%
Basic Materials	4.14%
Utilities	3.13%
Liabilities in Excess of Other Assets, Net	(0.17%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	0.37%

Schedule of Investments
Partners MidCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.40%)
Advertising Sales (0.92%)
Focus Media Holding Ltd ADR (a)(b)	127,570	$6,130

Aerospace & Defense Equipment (0.50%)
BE Aerospace Inc (b)	86,050	3,322

Agricultural Chemicals (1.77%)
CF Industries Holdings Inc	30,840	3,298
Mosaic Co/The (b)	92,980	8,462

		11,760

Agricultural Operations (1.01%)
Bunge Ltd (a)	56,880	6,739

Applications Software (3.28%)
Citrix Systems Inc (b)	197,390	6,834
Intuit Inc (b)	212,590	6,524
Salesforce.com Inc (a)(b)	161,320	8,434

		21,792

Auto/Truck Parts & Equipment — Original (0.59%)
BorgWarner Inc	77,800	3,937

Brewery (0.66%)
Molson Coors Brewing Co	97,750	4,366

Building — Residential & Commercial (0.96%)
DR Horton Inc	176,120	3,038
Pulte Homes Inc	202,910	3,316

		6,354

Casino Hotels (1.48%)
Wynn Resorts Ltd (a)	85,900	9,877

Cellular Telecommunications (0.39%)
Millicom International Cellular SA (b)	24,390	2,584

Coal (1.16%)
Consol Energy Inc	106,050	7,742

Computer Software (0.46%)
Omniture Inc (a)(b)	122,685	3,033

Consulting Services (0.74%)
FTI Consulting Inc (a)(b)	89,200	4,934

Containers — Metal & Glass (1.56%)
Owens-Illinois Inc (b)	206,480	10,407

Cosmetics & Toiletries (0.65%)
Alberto-Culver Co	161,710	4,332

Data Processing & Management (1.13%)
Mastercard Inc	36,420	7,539

Dental Supplies & Equipment (0.75%)
DENTSPLY International Inc	121,440	5,017

Diagnostic Kits (0.28%)
Inverness Medical Innovations Inc (b)	41,000	1,847

Diversified Manufacturing Operations (2.70%)
Harsco Corp	113,800	6,478
Roper Industries Inc	71,940	4,023
SPX Corp	74,060	7,450

		17,951

E - Commerce — Services (1.11%)
Priceline.com Inc (a)(b)	68,090	7,389

Electric — Integrated (1.89%)
Allegheny Energy Inc	125,760	6,890
Constellation Energy Group Inc	60,330	5,669

		12,559

Electric Products — Miscellaneous (1.32%)
Ametek Inc	198,860	8,758

Electronic Components — Semiconductors (4.02%)
Cavium Networks Inc (a)(b)	224,078	4,282
MEMC Electronic Materials Inc (b)	119,860	8,565
Microchip Technology Inc	229,210	7,314
Nvidia Corp (b)	266,245	6,547

		26,708

Energy — Alternate Sources (1.74%)
Covanta Holding Corp (a)(b)	148,420	3,768
First Solar Inc (a)(b)	43,090	7,833

		11,601

Engineering — Research & Development Services (1.92%)
McDermott International Inc (b)	128,810	6,077
Shaw Group Inc/The (b)	118,150	6,676

		12,753

Enterprise Software & Services (0.81%)
Informatica Corp (b)	279,240	5,392

Entertainment Software (0.99%)
Activision Inc (b)	255,880	6,620

Fiduciary Banks (1.61%)
Northern Trust Corp	145,910	10,704

Finance — Investment Banker & Broker (0.47%)
Interactive Brokers Group Inc (a)(b)	89,530	3,116

Finance — Other Services (2.70%)
Intercontinental Exchange Inc (b)	65,450	9,160

Schedule of Investments
Partners MidCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Other Services (continued)
Nymex Holdings Inc (a)	76,470	$8,794

		17,954

Gold Mining (1.04%)
Agnico-Eagle Mines Ltd	109,330	6,896

Hazardous Waste Disposal (0.77%)
Stericycle Inc (b)	86,347	5,117

Independent Power Producer (1.03%)
NRG Energy Inc (a)(b)	178,200	6,877

Industrial Audio & Video Products (0.99%)
Dolby Laboratories Inc (b)	152,820	6,585

Industrial Gases (1.25%)
Air Products & Chemicals Inc	92,600	8,336

Insurance Brokers (1.04%)
Aon Corp	158,310	6,890

Internet Security (2.51%)
McAfee Inc (b)	248,760	8,373
VeriSign Inc (a)(b)	244,450	8,292

		16,665

Investment Management & Advisory Services (3.55%)
BlackRock Inc/New York	53,890	11,915
T Rowe Price Group Inc	231,080	11,690

		23,605

Leisure & Recreation Products (1.18%)
WMS Industries Inc (a)(b)	210,710	7,880

Machinery — Construction & Mining (0.89%)
Joy Global Inc	93,750	5,911

Machinery — Farm (1.45%)
AGCO Corp (a)(b)	160,030	9,637

Machinery — Pumps (0.98%)
Flowserve Corp	79,140	6,499

Medical — Biomedical/Gene (1.74%)
Alexion Pharmaceuticals Inc (a)(b)	78,840	5,150
Charles River Laboratories International (b)	103,190	6,408

		11,558

Medical — Drugs (2.62%)
Allergan Inc/United States	171,750	11,540
Shire PLC ADR (a)	109,459	5,894

		17,434

Medical — HMO (0.85%)
Humana Inc (b)	70,540	5,664

Medical Instruments (1.14%)
Intuitive Surgical Inc (b)	29,840	7,579

Medical Products (0.80%)
Henry Schein Inc (b)	91,140	5,298

Metal Processors & Fabrication (0.67%)
Precision Castparts Corp	39,090	4,448

Multi-Line Insurance (0.64%)
Assurant Inc	65,530	4,252

Networking Products (1.09%)
Atheros Communications Inc (a)(b)	170,652	4,660
Foundry Networks Inc (b)	188,610	2,603

		7,263

Non-Hazardous Waste Disposal (0.09%)
Waste Connections Inc (b)	21,076	615

Oil — Field Services (1.42%)
Weatherford International Ltd (b)	152,480	9,425

Oil & Gas Drilling (1.18%)
Diamond Offshore Drilling Inc	69,240	7,819

Oil Company — Exploration & Production (4.04%)
Quicksilver Resources Inc (a)(b)	128,260	7,289
Range Resources Corp	237,435	12,399
Southwestern Energy Co (b)	128,100	7,162

		26,850

Oil Field Machinery & Equipment (1.13%)
National Oilwell Varco Inc (b)	124,460	7,496

Pharmacy Services (1.49%)
Express Scripts Inc (b)	146,980	9,920

Pipelines (2.32%)
Questar Corp	113,010	5,753
Williams Cos Inc	303,390	9,700

		15,453

Printing — Commercial (1.13%)
VistaPrint Ltd (a)(b)	201,635	7,503

Retail — Apparel & Shoe (3.07%)
Guess ? Inc	262,850	9,807
Nordstrom Inc	136,970	5,328
Urban Outfitters Inc (b)	182,750	5,300

		20,435

Schedule of Investments
Partners MidCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Computer Equipment (1.72%)
GameStop Corp (b)	221,750	$11,471

Retail — Discount (1.24%)
TJX Cos Inc	261,400	8,250

Retail — Restaurants (1.46%)
Yum! Brands Inc	285,110	9,739

Savings & Loans — Thrifts (0.81%)
Hudson City Bancorp Inc	328,250	5,377

Schools (1.86%)
Apollo Group Inc (b)	155,504	12,400

Semiconductor Equipment (1.30%)
Varian Semiconductor Equipment Associates Inc (b)	269,416	8,678

Steel — Producers (0.80%)
Steel Dynamics Inc	102,370	5,339

Television (0.48%)
Central European Media Enterprises Ltd (b)	33,780	3,202

Therapeutics (1.58%)
BioMarin Pharmaceutical Inc (a)(b)	165,847	6,146
United Therapeutics Corp (a)(b)	52,070	4,373

		10,519

Transport — Marine (0.81%)
Tidewater Inc (a)	101,140	5,356

Transport — Services (1.23%)
Expeditors International Washington Inc	172,630	8,164

Web Hosting & Design (0.69%)
Equinix Inc (a)(b)	60,490	4,569

Web Portals (0.74%)
Sina Corp/China (a)(b)	123,910	4,919

Wireless Equipment (1.27%)
Crown Castle International Corp (a)(b)	233,500	8,450

X-Ray Equipment (0.74%)
Hologic Inc (a)(b)	76,180	4,903

TOTAL COMMON STOCKS		$654,463

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (12.32%)
Money Market Funds (12.32%)
BNY Institutional Cash Reserve Fund (c)	$81,950	$81,950

TOTAL SHORT TERM INVESTMENTS		$81,950

REPURCHASE AGREEMENTS (3.34%)
Finance — Investment Banker & Broker (2.77%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $18,603,000; 0.00%-6.38%; dated 05/16/08-01/11/27) (c)	$18,464	$18,462

Money Center Banks (0.57%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $3,799,000; 0.00%-6.63%; dated 03/14/08-05/15/30) (c)	3,769	3,769

TOTAL REPURCHASE AGREEMENTS		$22,231

Total Investments		$758,644
Liabilities in Excess of Other Assets, Net — (14.06)%		(93,539)

TOTAL NET ASSETS — 100.00%		$665,105

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$85,131
Unrealized Depreciation	(26,711)

Net Unrealized Appreciation (Depreciation)	58,420
Cost for federal income tax purposes	700,224
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.47%
Consumer, Non-cyclical	18.04%
Industrial	15.87%
Energy	12.99%
Technology	11.99%
Consumer, Cyclical	11.72%
Communications	9.20%
Basic Materials	4.86%
Utilities	2.92%
Liabilities in Excess of Other Assets, Net	(14.06%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners MidCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.27%)
Aerospace & Defense (1.02%)
Rockwell Collins Inc	46,600	$2,945

Aerospace & Defense Equipment (0.74%)
Goodrich Corp	34,550	2,161

Agricultural Chemicals (0.86%)
Mosaic Co/The (a)	27,500	2,503

Airlines (0.53%)
Continental Airlines Inc (a)(b)	56,150	1,528

Applications Software (0.94%)
Citrix Systems Inc (a)	57,350	1,986
Quest Software Inc (a)(b)	49,050	733

		2,719

Auction House & Art Dealer (0.35%)
Sotheby’s	32,400	1,007

Batteries & Battery Systems (0.46%)
Energizer Holdings Inc (a)	14,400	1,348

Beverages — Non-Alcoholic (0.27%)
Hansen Natural Corp (a)(b)	20,000	771

Beverages — Wine & Spirits (0.48%)
Brown-Forman Corp	22,250	1,401

Broadcasting Services & Programming (0.56%)
Discovery Holding Co (a)	69,550	1,615

Building — Residential & Commercial (0.78%)
NVR Inc (a)(b)	3,600	2,273

Casino Hotels (0.80%)
Wynn Resorts Ltd	20,300	2,334

Casino Services (1.24%)
International Game Technology	84,650	3,612

Cellular Telecommunications (0.56%)
Millicom International Cellular SA (a)(b)	15,300	1,621

Chemicals — Specialty (1.24%)
Lubrizol Corp	30,900	1,626
Terra Industries Inc (a)(b)	43,650	1,967

		3,593

Commercial Services — Finance (0.44%)
Wright Express Corp (a)(b)	42,650	1,277

Computer Services (1.41%)
Cognizant Technology Solutions Corp (a)	78,700	2,196
DST Systems Inc (a)(b)	26,400	1,887

		4,083

Computers — Integrated Systems (0.64%)
NCR Corp (a)	86,650	1,861

Computers — Memory Devices (0.78%)
Western Digital Corp (a)(b)	85,350	2,258

Consulting Services (1.57%)
Huron Consulting Group Inc (a)(b)	16,400	1,178
SAIC Inc (a)(b)	95,350	1,802
Watson Wyatt Worldwide Inc	32,200	1,583

		4,563

Containers — Metal & Glass (0.99%)
Owens-Illinois Inc (a)	56,750	2,860

Cosmetics & Toiletries (1.18%)
Avon Products Inc	97,500	3,414

Data Processing & Management (1.94%)
Mastercard Inc	22,250	4,606
Total System Services Inc	44,500	1,028

		5,634

Disposable Medical Products (1.12%)
CR Bard Inc	33,550	3,240

Distribution & Wholesale (0.50%)
Fastenal Co	36,100	1,459

Diversified Manufacturing Operations (2.21%)
Cooper Industries Ltd	17,100	762
Eaton Corp	21,200	1,754
Harsco Corp	33,550	1,910
Parker Hannifin Corp	29,500	1,994

		6,420

E-Commerce — Services (0.64%)
Priceline.com Inc (a)(b)	17,050	1,850

Electric — Integrated (1.96%)
Constellation Energy Group Inc	40,100	3,768
Edison International	36,950	1,927

		5,695

Electronic Components — Miscellaneous (0.54%)
Gentex Corp	98,200	1,557

Electronic Components — Semiconductors (3.18%)
Intersil Corp	49,750	1,146
MEMC Electronic Materials Inc (a)	52,400	3,744
Microchip Technology Inc	60,500	1,931

Schedule of Investments
Partners MidCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Components — Semiconductors (continued)
Nvidia Corp (a)	97,675	$2,402

		9,223

Electronic Connectors (0.34%)
Thomas & Betts Corp (a)	21,900	991

Electronic Design Automation (0.55%)
Synopsys Inc (a)	72,000	1,585

Electronic Measurement Instruments (0.77%)
Agilent Technologies Inc (a)	65,650	2,226

Energy — Alternate Sources (0.47%)
First Solar Inc (a)	7,500	1,363

Engineering — Research & Development Services (2.89%)
EMCOR Group Inc (a)	27,350	600
Jacobs Engineering Group Inc (a)	37,500	2,867
KBR Inc	57,900	1,829
McDermott International Inc (a)	65,800	3,104

		8,400

Engines — Internal Combustion (0.77%)
Cummins Inc	46,300	2,235

Enterprise Software & Services (1.85%)
BMC Software Inc (a)	68,350	2,190
CA Inc	80,100	1,764
Sybase Inc (a)(b)	49,600	1,400

		5,354

Fiduciary Banks (0.97%)
Northern Trust Corp	38,200	2,802

Finance — Investment Banker & Broker (0.71%)
TD Ameritrade Holding Corp (a)(b)	109,400	2,052

Finance — Other Services (2.54%)
IntercontinentalExchange Inc (a)	20,500	2,869
MF Global Ltd (a)	56,000	1,683
Nasdaq Stock Market Inc/The (a)	60,850	2,816

		7,368

Food — Meat Products (0.53%)
Hormel Foods Corp	39,650	1,536

Food — Miscellaneous/Diversified (1.34%)
ConAgra Foods Inc	51,350	1,106
HJ Heinz Co	41,350	1,760
McCormick & Co Inc/MD	30,200	1,018

		3,884

Gas — Distribution (0.43%)
Sempra Energy	22,500	1,258

Hazardous Waste Disposal (0.48%)
Stericycle Inc(a)	23,500	1,393

Hotels & Motels (1.11%)
Choice Hotels International Inc	42,000	1,403
Starwood Hotels & Resorts Worldwide Inc	40,150	1,817

		3,220

Independent Power Producer (0.93%)
Mirant Corp (a)(b)	73,600	2,711

Industrial Audio & Video Products (0.73%)
Dolby Laboratories Inc (a)	48,950	2,109

Industrial Automation & Robots (0.58%)
Rockwell Automation Inc/DE	29,500	1,682

Industrial Gases (0.73%)
Airgas Inc	45,600	2,116

Instruments — Controls (0.79%)
Mettler Toledo International Inc (a)	23,000	2,284

Internet Infrastructure Software (0.49%)
Akamai Technologies Inc (a)(b)	46,850	1,415

Internet Security (0.90%)
McAfee Inc (a)	77,650	2,614

Investment Management & Advisory Services (0.97%)
Eaton Vance Corp	32,850	1,224
Federated Investors Inc	37,600	1,601

		2,825

Life & Health Insurance (0.82%)
Cigna Corp	48,150	2,367

Machinery — Farm (0.92%)
AGCO Corp (a)(b)	44,150	2,659

Medical — Biomedical/Gene (1.02%)
Genzyme Corp (a)	18,250	1,426
Invitrogen Corp (a)	18,000	1,542

		2,968

Medical — Drugs (2.48%)
Endo Pharmaceuticals Holdings Inc (a)	63,000	1,647
Forest Laboratories Inc (a)	67,700	2,693
King Pharmaceuticals Inc (a)	113,000	1,185
OSI Pharmaceuticals Inc (a)(b)	41,900	1,671

		7,196

Schedule of Investments
Partners MidCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — HMO (1.91%)
Coventry Health Care Inc (a)	43,800	$2,478
Humana Inc (a)	38,050	3,056

		5,534

Medical — Wholesale Drug Distribution (0.76%)
AmerisourceBergen Corp	47,250	2,204

Medical Information Systems (0.32%)
Allscripts Healthcare Solutions Inc (a)(b)	62,100	921

Medical Instruments (1.75%)
Edwards Lifesciences Corp (a)	33,200	1,536
St Jude Medical Inc (a)	87,750	3,555

		5,091

Medical Laboratory & Testing Service (0.94%)
Laboratory Corp of America Holdings (a)	37,050	2,737

Medical Products (1.55%)
Henry Schein Inc (a)(b)	44,750	2,602
Zimmer Holdings Inc (a)	24,100	1,886

		4,488

Metal Processors & Fabrication (1.18%)
Precision Castparts Corp	30,200	3,437

Multi — Line Insurance (0.55%)
HCC Insurance Holdings Inc	57,750	1,609

Office Automation & Equipment (0.44%)
Xerox Corp	82,900	1,277

Oil — Field Services (0.51%)
Global Industries Ltd (a)(b)	84,250	1,488

Oil & Gas Drilling (2.08%)
ENSCO International Inc	50,850	2,599
Noble Corp (b)	78,400	3,432

		6,031

Oil Company — Exploration & Production (3.42%)
Chesapeake Energy Corp	56,550	2,106
Cimarex Energy Co	42,350	1,728
Denbury Resources Inc (a)	75,450	1,909
Noble Energy Inc	31,650	2,297
Unit Corp (a)	37,850	1,897

		9,937

Oil Field Machinery & Equipment (1.81%)
FMC Technologies Inc (a)	20,250	975
National Oilwell Varco Inc (a)	70,900	4,271

		5,246

Oil Refining & Marketing (1.14%)
Frontier Oil Corp	22,900	808
Holly Corp	23,400	1,133
Tesoro Corp	35,250	1,376

		3,317

Printing — Commercial (0.46%)
RR Donnelley & Sons Co	38,600	1,347

Reinsurance (0.36%)
Endurance Specialty Holdings Ltd	25,500	1,033

REITS — Hotels (0.28%)
Hospitality Properties Trust	23,950	813

REITS — Warehouse & Industrial (1.15%)
ProLogis	56,150	3,332

Research & Development (0.68%)
Pharmaceutical Product Development Inc	45,500	1,973

Retail — Apparel & Shoe (1.92%)
American Eagle Outfitters Inc	63,925	1,472
Coach Inc (a)	85,350	2,736
Guess ? Inc	36,750	1,371

		5,579

Retail — Auto Parts (0.81%)
Autozone Inc (a)	19,500	2,357

Retail — Automobile (0.81%)
Copart Inc (a)	57,800	2,363

Retail — Computer Equipment (0.91%)
GameStop Corp (a)	51,200	2,649

Retail — Discount (1.70%)
Dollar Tree Stores Inc (a)	54,600	1,529
TJX Cos Inc	107,600	3,396

		4,925

Retail — Major Department Store (0.69%)
Saks Inc (a)(b)	110,650	1,997

Retail — Restaurants (1.60%)
Tim Hortons Inc	35,000	1,199
Yum! Brands Inc	100,850	3,445

		4,644

Schools (1.59%)
Apollo Group Inc (a)	32,250	2,572
ITT Educational Services Inc (a)	22,250	2,032

		4,604

Semiconductor Component — Integrated Circuits (1.85%)
Analog Devices Inc	46,900	1,330
Emulex Corp (a)	44,850	700

Schedule of Investments
Partners MidCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Semiconductor Component — Integrated Circuits (continued)
Integrated Device Technology Inc (a)	117,750	$877
Linear Technology Corp (b)	88,850	2,458

		5,365

Semiconductor Equipment (0.77%)
Lam Research Corp (a)(b)	58,500	2,246

Steel-Producers (2.04%)
Carpenter Technology Corp	33,500	2,065
Steel Dynamics Inc	40,150	2,094
United States Steel Corp	17,350	1,771

		5,930

Telecommunication Equipment (0.83%)
Adtran Inc	64,850	1,350
Tellabs Inc (a)(b)	156,900	1,070

		2,420

Telecommunication Services (0.45%)
NeuStar Inc (a)(b)	43,700	1,298

Telephone — Integrated (0.64%)
Windstream Corp	160,600	1,865

Television (0.68%)
DISH Network Corp (a)	69,900	1,974

Tobacco (0.38%)
Reynolds American Inc (b)	17,450	1,105

Toys (0.67%)
Marvel Entertainment Inc (a)(b)	68,800	1,940

Transport — Marine (1.34%)
Kirby Corp (a)	47,500	2,184
Tidewater Inc	32,300	1,711

		3,895

Wireless Equipment (1.26%)
American Tower Corp (a)	50,600	1,899
SBA Communications Corp (a)(b)	59,550	1,763

		3,662

TOTAL COMMON STOCKS		$288,071

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (7.23%)
Money Market Funds (7.23%)
BNY Institutional Cash Reserve Fund (c)	$20,987	$20,987

TOTAL SHORT TERM INVESTMENTS		$20,987

REPURCHASE AGREEMENTS (3.69%)
Finance — Investment Banker & Broker (3.13%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $9,146,000; 0.00% -6.38%; dated 05/16/08-01/11/27) (c)	$9,078	$9,077

Money Center Banks (0.56%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $1,647,000; 0.00%-6.63%; dated 03/14/08-05/15/30) (c)	1,634	1,634

TOTAL REPURCHASE AGREEMENTS		$10,711

Total Investments		$319,769
Liabilities in Excess of Other Assets, Net — (10.19)%		(29,565)

TOTAL NET ASSETS -100.00%		$290,204

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$22,946
Unrealized Depreciation	(22,737)

Net Unrealized Appreciation (Depreciation)	209
Cost for federal income tax purposes	319,560
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	20.79%
Financial	19.26%
Industrial	16.75%
Technology	14.65%
Consumer, Cyclical	14.09%
Energy	9.44%
Communications	7.01%
Basic Materials	4.87%
Utilities	3.33%
Liabilities in Excess of Other Assets, Net	(10.19%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners MidCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.06%)
Aerospace & Defense (0.53%)
Rockwell Collins Inc	37,900	$2,395

Aerospace & Defense Equipment (1.10%)
Alliant Techsystems Inc (a)	46,500	4,922

Agricultural Chemicals (0.93%)
Mosaic Co/The (a)	45,900	4,177

Airlines (0.52%)
Northwest Airlines Corp (a)	125,600	2,350

Applications Software (0.53%)
Progress Software Corp (a)	80,100	2,365

Auto — Medium & Heavy Duty Trucks (0.74%)
Oshkosh Truck Corp	72,200	3,304

Auto/Truck Parts & Equipment — Original (0.06%)
Autoliv Inc	5,400	270

Beverages — Non-Alcoholic (0.61%)
Hansen Natural Corp (a)	30,000	1,157
Pepsi Bottling Group Inc	45,600	1,589

		2,746

Building — Heavy Construction (0.10%)
Granite Construction Inc	5,800	221
Perini Corp (a)	6,500	227

		448

Building Products — Air & Heating (0.67%)
Lennox International Inc	81,300	3,021

Cable TV (0.17%)
Cablevision Systems Corp (a)	31,700	744

Casino Services (1.29%)
International Game Technology	90,600	3,866
Scientific Games Corp (a)	80,100	1,906

		5,772

Cellular Telecommunications (0.11%)
US Cellular Corp (a)	7,000	498

Chemicals — Specialty (0.51%)
Ecolab Inc	47,300	2,282

Coal (0.92%)
Massey Energy Co	31,500	1,171
Peabody Energy Corp	54,200	2,928

		4,099

Commercial Services (0.56%)
Quanta Services Inc (a)	115,400	2,530

Computer Aided Design (0.78%)
Autodesk Inc (a)	84,900	3,494

Computer Services (1.56%)
Cognizant Technology Solutions Corp (a)	60,900	1,699
Electronic Data Systems Corp	105,000	2,111
Factset Research Systems Inc	47,200	2,640
IHS Inc (a)	9,000	557

		7,007

Computers — Integrated Systems (0.98%)
Brocade Communications Systems Inc (a)	145,100	1,000
Micros Systems Inc (a)	37,600	2,315
NCR Corp (a)	49,200	1,057

		4,372

Computers — Memory Devices (0.41%)
Seagate Technology	91,400	1,853

Containers — Metal & Glass (1.47%)
Ball Corp	43,400	1,992
Crown Holdings Inc (a)	188,100	4,612

		6,604

Cosmetics & Toiletries (2.61%)
Alberto-Culver Co	42,600	1,141
Avon Products Inc	144,000	5,043
Chattem Inc (a)	46,000	3,529
Estee Lauder Cos Inc/The	47,100	1,988

		11,701

Data Processing & Management (0.87%)
Broadridge Financial Solutions Inc	59,100	1,280
SEI Investments Co	67,100	1,859
Total System Services Inc	33,600	776

		3,915

Diagnostic Equipment (0.54%)
Gen-Probe Inc (a)	42,000	2,400

Diagnostic Kits (0.82%)
Idexx Laboratories Inc (a)	26,800	1,511
Inverness Medical Innovations Inc (a)	48,000	2,162

		3,673

Disposable Medical Products (0.80%)
CR Bard Inc	37,100	3,583

Distribution & Wholesale (0.64%)
LKQ Corp (a)	159,000	2,844

Diversified Manufacturing Operations (2.22%)
Actuant Corp	77,000	2,104
Harsco Corp	35,800	2,038
ITT Corp	26,800	1,593

Schedule of Investments
Partners MidCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Roper Industries Inc	70,200	$3,925
Textron Inc	4,900	275

		9,935

Drug Delivery Systems (0.56%)
Hospira Inc (a)	61,500	2,528

Educational Software (0.18%)
Blackboard Inc (a)	22,900	801

Electric — Generation (0.58%)
AES Corp/The (a)	135,800	2,591

Electric -Integrated (0.77%)
Allegheny Energy Inc	40,500	2,219
DPL Inc	43,700	1,213

		3,432

Electric Products — Miscellaneous (0.31%)
Molex Inc	58,100	1,397

Electronic Components — Miscellaneous (0.60%)
Garmin Ltd	26,800	1,934
Plexus Corp (a)	6,200	140
Sanmina-SCI Corp (a)	387,300	608

		2,682

Electronic Components — Semiconductors (3.55%)
Broadcom Corp (a)	104,800	2,314
MEMC Electronic Materials Inc (a)	97,600	6,975
Nvidia Corp (a)	167,200	4,111
Skyworks Solutions Inc (a)	308,000	2,479

		15,879

Electronic Connectors (1.01%)
Amphenol Corp	113,000	4,513

Electronic Measurement Instruments (0.61%)
Agilent Technologies Inc (a)	80,100	2,716

Electronic Parts Distribution (1.17%)
Avnet Inc (a)	146,900	5,231

Electronics — Military (1.12%)
L-3 Communications Holdings Inc	45,100	4,998

Engineering — Research & Development Services (3.60%)
Fluor Corp	61,600	7,495
Foster Wheeler Ltd (a)	33,600	2,301
Jacobs Engineering Group Inc (a)	28,800	2,201
McDermott International Inc (a)	51,200	2,416
Shaw Group Inc/The (a)	24,200	1,367
URS Corp (a)	7,900	347

		16,127

Engines — Internal Combustion (0.48%)
Cummins Inc	44,200	2,134

Enterprise Software & Services (0.47%)
CA Inc	87,800	1,934
Novell Inc (a)	26,100	166

		2,100

Entertainment Software (0.03%)
Activision Inc (a)	5,200	134

Fiduciary Banks (0.63%)
Northern Trust Corp	38,200	2,802

Filtration & Separation Products (0.21%)
Donaldson Co Inc	22,400	939

Finance — Investment Banker & Broker (0.61%)
Investment Technology Group Inc (a)	24,500	1,151
TD Ameritrade Holding Corp (a)	84,400	1,583

		2,734

Finance — Other Services (1.73%)
IntercontinentalExchange Inc (a)	37,500	5,248
Nymex Holdings Inc	21,850	2,513

		7,761

Footwear & Related Apparel (0.14%)
CROCS Inc (a)(b)	17,600	612

Human Resources (1.34%)
Hewitt Associates Inc (a)	42,900	1,595
Manpower Inc	31,700	1,783
Monster Worldwide Inc (a)	42,700	1,189
Robert Half International Inc	51,500	1,431

		5,998

Independent Power Producer (0.53%)
NRG Energy Inc (a)	61,700	2,381

Industrial Audio & Video Products (0.16%)
Dolby Laboratories Inc (a)	17,000	733

Industrial Automation & Robots (0.47%)
Rockwell Automation Inc/DE	36,900	2,104

Instruments — Controls (0.16%)
Mettler Toledo International Inc (a)	7,300	725

Instruments — Scientific (1.48%)
Thermo Fisher Scientific Inc (a)	103,000	5,303

Schedule of Investments
Partners MidCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Instruments — Scientific (continued)
Waters Corp (a)	22,900	$1,316

		6,619

Insurance Brokers (0.24%)
Brown & Brown Inc	47,600	1,071

Internet Infrastructure Software (0.43%)
Akamai Technologies Inc (a)	64,100	1,936

Internet Security (0.48%)
VeriSign Inc (a)	63,200	2,144

Internet Telephony (0.05%)
j2 Global Communications Inc (a)	10,400	228

Investment Management & Advisory Services (3.10%)
Affiliated Managers Group Inc (a)(b)	42,700	4,198
Ameriprise Financial Inc	48,700	2,694
BlackRock Inc/New York	10,700	2,366
Federated Investors Inc	47,700	2,030
T Rowe Price Group Inc	51,200	2,590

		13,878

Life & Health Insurance (0.61%)
Cigna Corp	55,900	2,748

Machinery — Construction & Mining (2.19%)
Joy Global Inc	63,700	4,016
Terex Corp (a)	98,700	5,800

		9,816

Machinery — General Industry (0.38%)
Manitowoc Co Inc/The	44,700	1,704

Machinery — Pumps (0.39%)
Flowserve Corp	21,400	1,757

Machinery Tools & Related Products (0.15%)
Kennametal Inc	22,100	677

Medical — Biomedical/Gene (0.73%)
Millipore Corp (a)	46,800	3,283

Medical — Drugs (0.99%)
Cephalon Inc (a)	49,700	3,262
Endo Pharmaceuticals Holdings Inc (a)	44,800	1,171

		4,433

Medical — HMO (2.89%)
Centene Corp (a)	16,800	402
Coventry Health Care Inc (a)	62,600	3,542
Health Net Inc (a)	43,800	2,036
Humana Inc (a)	71,700	5,758
WellCare Health Plans Inc (a)	25,800	1,212

		12,950

Medical Instruments (1.41%)
Arthrocare Corp (a)(b)	41,200	1,649
Beckman Coulter Inc	27,200	1,809
St Jude Medical Inc (a)	70,400	2,852

		6,310

Medical Laboratory & Testing Service (0.59%)
Icon Plc ADR (a)	41,800	2,620

Medical Products (2.41%)
Becton Dickinson & Co	47,100	4,076
Henry Schein Inc (a)	77,300	4,493
Varian Medical Systems Inc (a)	42,500	2,210

		10,779

Metal — Aluminum (0.05%)
Kaiser Aluminum Corp	3,200	205

Metal Processors & Fabrication (1.10%)
Precision Castparts Corp	43,300	4,928

Motion Pictures & Services (0.21%)
DreamWorks Animation SKG Inc (a)	38,300	936

Multi-Line Insurance (0.37%)
CNA Financial Corp	49,400	1,679

Networking Products (0.67%)
Anixter International Inc (a)	42,800	2,999

Office Furnishings — Original (0.20%)
Steelcase Inc	59,400	911

Oil — Field Services (1.82%)
BJ Services Co	94,600	2,058
Global Industries Ltd (a)	55,800	985
Key Energy Services Inc (a)	10,800	127
Superior Energy Services (a)	36,300	1,455
Weatherford International Ltd (a)	56,800	3,511

		8,136

Oil & Gas Drilling (1.10%)
Atwood Oceanics Inc (a)	59,200	4,919

Oil Company — Exploration & Production (1.19%)
Continental Resources Inc/OK (a)	12,900	321
Denbury Resources Inc (a)	50,200	1,270
Newfield Exploration Co (a)	75,200	3,751

		5,342

Oil Field Machinery & Equipment (3.98%)
Cameron International Corp (a)	107,200	4,316

Schedule of Investments
Partners MidCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Field Machinery & Equipment (continued)
Dresser-Rand Group Inc (a)	36,300	$1,151
FMC Technologies Inc (a)	84,900	4,089
National Oilwell Varco Inc (a)	137,500	8,281

		17,837

Oil Refining & Marketing (2.56%)
Frontier Oil Corp	26,900	949
Holly Corp	69,300	3,355
Sunoco Inc	33,800	2,102
Tesoro Corp	129,900	5,073

		11,479

Pharmacy Services (1.44%)
Express Scripts Inc (a)	42,300	2,855
HealthExtras Inc (a)	4,900	135
Medco Health Solutions Inc (a)	68,800	3,446

		6,436

Reinsurance (0.08%)
Transatlantic Holdings Inc	5,000	341

REITS — Diversified (0.36%)
Duke Realty Corp	68,900	1,629

REITS — Storage (0.10%)
Public Storage	6,000	469

Research & Development (0.95%)
Pharmaceutical Product Development Inc	98,500	4,271

Retail — Apparel & Shoe (2.50%)
American Eagle Outfitters Inc	129,600	2,985
Coach Inc (a)	145,800	4,673
Guess ? Inc	94,600	3,529

		11,187

Retail — Computer Equipment (1.02%)
GameStop Corp (a)	88,100	4,557

Retail — Discount (0.93%)
Family Dollar Stores Inc	60,400	1,270
TJX Cos Inc	91,400	2,885

		4,155

Retail — Office Supplies (0.39%)
Office Depot Inc (a)	119,200	1,768

Retail — Restaurants (0.68%)
Yum! Brands Inc	89,700	3,064

Retail — Sporting Goods (0.70%)
Dick’s Sporting Goods Inc (a)	96,300	3,135

Schools (0.99%)
Apollo Group Inc (a)	36,400	2,903
DeVry Inc	4,900	270
ITT Educational Services Inc (a)	14,000	1,279

		4,452

Semiconductor Component — Integrated Circuits (0.52%)
Analog Devices Inc	81,400	2,308

Semiconductor Equipment (0.52%)
Varian Semiconductor Equipment Associates Inc (a)	72,200	2,326

Steel — Producers (1.55%)
AK Steel Holding Corp (a)	25,000	1,194
Carpenter Technology Corp	51,100	3,150
Reliance Steel & Aluminum Co	6,400	315
Steel Dynamics Inc	44,000	2,295

		6,954

Steel — Specialty (1.04%)
Allegheny Technologies Inc	65,900	4,639

Telecommunication Equipment (0.78%)
Harris Corp	63,800	3,489

Telecommunication Equipment — Fiber Optics (0.04%)
Sycamore Networks Inc (a)	50,700	171

Telecommunication Services (1.04%)
NeuStar Inc (a)	93,500	2,778
NTELOS Holdings Corp	88,900	1,892

		4,670

Telephone — Integrated (0.29%)
Telephone & Data Systems Inc	24,900	1,313

Television (0.40%)
DISH Network Corp (a)	63,200	1,785

Theaters (0.08%)
National CineMedia Inc	16,000	365

Therapeutics (0.15%)
United Therapeutics Corp (a)	8,100	680

Transport — Services (0.57%)
CH Robinson Worldwide Inc	45,600	2,533

Transport — Truck (0.29%)
Landstar System Inc	26,400	1,321

Web Hosting & Design (0.62%)
Equinix Inc (a)(b)	36,600	2,764

Schedule of Investments
Partners MidCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Wire & Cable Products (0.69%)
General Cable Corp (a)	53,500	$3,104

Wireless Equipment (1.26%)
American Tower Corp (a)	62,800	2,357
SBA Communications Corp (a)	111,100	3,290

		5,647

X-Ray Equipment (1.24%)
Hologic Inc (a)	86,100	5,541

TOTAL COMMON STOCKS		$434,754

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.06%)
Money Center Banks (2.06%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $9,329,000; 0.00% -6.63%; dated 03/14/08 - 05/15/30) (c)	$9,257	$9,256

TOTAL REPURCHASE AGREEMENTS		$9,256

Total Investments		$444,010
Other Assets in Excess of Liabilities, Net - 0.88%		3,922

TOTAL NET ASSETS - 100.00%		$447,932

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$13,829
Unrealized Depreciation	(49,656)

Net Unrealized Appreciation (Depreciation)	(35,827)
Cost for federal income tax purposes	479,837

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Industrial	23.23%
Consumer, Non-cyclical	21.63%
Energy	11.57%
Technology	10.39%
Consumer, Cyclical	10.10%
Financial	9.90%
Communications	6.34%
Basic Materials	4.08%
Utilities	1.88%
Other Assets in Excess of Liabilities, Net	0.88%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.37%)
Aerospace & Defense (0.16%)
Empresa Brasileira de Aeronautica SA ADR	5,978	$259
Spirit Aerosystems Holdings Inc (a)	25,600	707

		966

Agricultural Chemicals (0.79%)
Mosaic Co/The (a)	51,200	4,660

Airlines (1.69%)
Northwest Airlines Corp (a)	278,700	5,214
Southwest Airlines Co	405,700	4,759

		9,973

Appliances (0.49%)
Whirlpool Corp (b)	33,705	2,869

Auto — Car & Light Trucks (1.16%)
Ford Motor Co (a)(b)	1,027,504	6,823

Auto/Truck Parts & Equipment — Original (0.61%)
Autoliv Inc	12,678	633
TRW Automotive Holdings Corp (a)(b)	41,000	940
WABCO Holdings Inc	50,300	2,027

		3,600

Beverages — Non-Alcoholic (0.73%)
Pepsi Bottling Group Inc	122,900	4,283

Beverages — Wine & Spirits (0.53%)
Constellation Brands Inc (a)(b)	150,931	3,154

Broadcasting Services & Programming (1.18%)
Liberty Media Corp — Capital Series A (a)	64,700	6,963

Building — Heavy Construction (1.23%)
Chicago Bridge & Iron Co NV	68,596	3,052
Granite Construction Inc	40,400	1,538
Perini Corp (a)	76,200	2,663

		7,253

Building — Residential & Commercial (0.83%)
NVR Inc (a)(b)	7,751	4,895

Building & Construction Products — Miscellaneous (0.49%)
Owens Corning Inc (a)(b)	131,700	2,863

Chemicals — Diversified (0.79%)
PPG Industries Inc	70,200	4,640

Chemicals — Specialty (1.65%)
Ashland Inc	79,200	3,606
Eastman Chemical Co	66,800	4,414
Lubrizol Corp	32,600	1,715

		9,735

Commercial Banks (1.20%)
City National Corp/CA	18,700	1,064
Colonial BancGroup Inc/The	35,100	551
M&T Bank Corp (b)	10,700	982
Marshall & Ilsley Corp	21,900	611
UnionBanCal Corp	59,200	2,904
Zions Bancorporation	17,900	980

		7,092

Commercial Services (0.49%)
Convergys Corp (a)	186,400	2,891

Computer Services (1.49%)
Affiliated Computer Services Inc (a)	65,600	3,198
Electronic Data Systems Corp	207,000	4,161
Unisys Corp (a)	342,556	1,425

		8,784

Computers — Integrated Systems (0.37%)
Teradata Corp (a)	91,700	2,184

Computers — Memory Devices (0.82%)
Western Digital Corp (a)(b)	183,800	4,861

Containers — Paper & Plastic (0.36%)
Sonoco Products Co	68,800	2,123

Cosmetics & Toiletries (0.05%)
Avon Products Inc	7,900	277

Diversified Manufacturing Operations (4.08%)
Acuity Brands Inc	36,965	1,682
Cooper Industries Ltd	100,800	4,490
Eaton Corp	112,545	9,314
Parker Hannifin Corp	94,200	6,369
Teleflex Inc	37,500	2,217

		24,072

Diversified Minerals (0.29%)
Teck Cominco Ltd	52,900	1,727

Electric — Integrated (10.16%)
Alliant Energy Corp	42,100	1,554
American Electric Power Co Inc	175,200	7,504
Consolidated Edison Inc	142,100	6,193
Constellation Energy Group Inc	31,600	2,969
DPL Inc (b)	82,796	2,298
Edison International	170,312	8,883
Entergy Corp	18,300	1,980
FirstEnergy Corp	50,800	3,618
MDU Resources Group Inc	162,000	4,199
Northeast Utilities	144,100	3,994
PG&E Corp	168,600	6,919

Schedule of Investments
Partners MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
Pinnacle West Capital Corp	17,400	$669
Portland General Electric Co	45,100	1,111
PPL Corp	65,000	3,180
Wisconsin Energy Corp	9,800	446
Xcel Energy Inc	211,100	4,389

		59,906

Electric Products — Miscellaneous (0.29%)
Molex Inc	71,700	1,724

Electronic Components — Miscellaneous (0.19%)
Sanmina-SCI Corp (a)	713,253	1,120

Electronic Components — Semiconductors (0.40%)
International Rectifier Corp (a)(b)	85,059	2,367

Electronic Parts Distribution (0.42%)
Avnet Inc (a)	69,600	2,478

Electronics — Military (0.12%)
L-3 Communications Holdings Inc	6,400	709

Engineering — Research & Development Services (2.08%)
EMCOR Group Inc (a)	114,000	2,500
KBR Inc	135,900	4,293
McDermott International Inc (a)	38,600	1,821
Shaw Group Inc/The (a)	26,800	1,515
URS Corp (a)	48,500	2,129

		12,258

Entertainment Software (0.60%)
Take-Two Interactive Software Inc (a)(b)	214,800	3,531

Fiduciary Banks (0.85%)
Northern Trust Corp	68,600	5,032

Finance — Investment Banker & Broker (2.17%)
Bear Stearns Cos Inc/The (b)	40,744	3,679
Jefferies Group Inc	140,100	2,833
Morgan Stanley	52,600	2,600
Raymond James Financial Inc	130,600	3,669

		12,781

Finance — Other Services (0.45%)
Nasdaq Stock Market Inc/The (a)(b)	57,100	2,642

Food — Meat Products (0.83%)
Hormel Foods Corp	55,800	2,162
Smithfield Foods Inc (a)(b)	98,800	2,751

		4,913

Food — Miscellaneous/Diversified (2.49%)
Campbell Soup Co	121,700	3,847
ConAgra Foods Inc	299,800	6,455
Sara Lee Corp	313,600	4,409

		14,711

Food — Retail (1.20%)
Safeway Inc	227,900	7,063

Food — Wholesale & Distribution (0.77%)
SUPERVALU Inc	150,400	4,521

Gas — Distribution (2.34%)
Atmos Energy Corp	98,701	2,835
Energen Corp	46,802	2,944
NiSource Inc	34,200	649
Sempra Energy	132,200	7,390

		13,818

Human Resources (0.44%)
Hewitt Associates Inc (a)	69,705	2,591

Independent Power Producer (1.56%)
Mirant Corp (a)(b)	46,512	1,714
NRG Energy Inc (a)(b)	70,686	2,728
Reliant Energy Inc (a)	224,700	4,779

		9,221

Insurance Brokers (1.25%)
Aon Corp	169,600	7,381

Internet Security (0.07%)
Check Point Software Technologies (a)	18,318	390

Investment Management & Advisory Services (3.12%)
Ameriprise Financial Inc	119,400	6,604
BlackRock Inc/New York	25,200	5,572
Janus Capital Group Inc (b)	85,700	2,315
Legg Mason Inc	39,826	2,867
Waddell & Reed Financial Inc	30,900	1,025

		18,383

Life & Health Insurance (1.72%)
Cigna Corp	50,500	2,482
Phoenix Cos Inc/The	30,400	329
Protective Life Corp	53,600	2,130
Reinsurance Group of America Inc	12,500	725
StanCorp Financial Group Inc	63,200	3,110
Unum Group	59,800	1,353

		10,129

Machinery — Construction & Mining (0.72%)
Joy Global Inc	338	21
Terex Corp (a)	72,006	4,231

		4,252

Schedule of Investments
Partners MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — General Industry (0.49%)
Gardner Denver Inc (a)	88,300	$2,864

Machinery — Pumps (0.33%)
Flowserve Corp	23,800	1,954

Medical — Drugs (0.48%)
Endo Pharmaceuticals Holdings Inc (a)	44,100	1,153
King Pharmaceuticals Inc (a)(b)	98,900	1,037
Shire PLC ADR	11,820	637

		2,827

Medical — HMO (1.11%)
Aetna Inc	40,805	2,173
AMERIGROUP Corp (a)(b)	52,400	1,966
Coventry Health Care Inc (a)	23,481	1,329
Molina Healthcare Inc (a)(b)	31,700	1,081

		6,549

Medical — Wholesale Drug Distribution (0.61%)
AmerisourceBergen Corp	76,900	3,587

Medical Instruments (0.37%)
Beckman Coulter Inc (b)	32,500	2,161

Medical Products (0.10%)
Covidien Ltd	12,900	576

Metal — Diversified (0.66%)
Freeport-McMoRan Copper & Gold Inc	43,800	3,899

Metal — Iron (0.54%)
Cleveland-Cliffs Inc (b)	31,400	3,198

Metal Processors & Fabrication (1.27%)
Commercial Metals Co	126,700	3,592
Timken Co	128,600	3,888

		7,480

Motion Pictures & Services (0.13%)
DreamWorks Animation SKG Inc (a)	30,300	741

Motorcycle/Motor Scooter (0.38%)
Harley-Davidson Inc	55,764	2,263

Multi-Line Insurance (4.13%)
American Financial Group Inc/OH	132,100	3,663
Assurant Inc	60,300	3,913
Cincinnati Financial Corp	132,600	5,111
CNA Financial Corp (b)	109,600	3,725
Hanover Insurance Group Inc/The	71,000	3,234
HCC Insurance Holdings Inc	27,400	763
XL Capital Ltd	87,500	3,938

		24,347

Multimedia (0.37%)
McGraw-Hill Cos Inc/The	51,400	2,198

Non-Ferrous Metals (0.19%)
USEC Inc (a)(b)	140,100	1,131

Office Furnishings — Original (0.46%)
Steelcase Inc	177,700	2,724

Oil — Field Services (0.30%)
Oceaneering International Inc (a)	31,100	1,791

Oil & Gas Drilling (1.28%)
Nabors Industries Ltd (a)(b)	26,400	719
Noble Corp (b)	56,700	2,482
Patterson-UTI Energy Inc	220,900	4,325

		7,526

Oil Company — Exploration & Production (1.11%)
Canadian Natural Resources Ltd	26,717	1,702
Continental Resources Inc/OK (a)	19,298	481
Denbury Resources Inc (a)	61,214	1,549
Southwestern Energy Co (a)	22,687	1,268
Talisman Energy Inc	49,880	791
XTO Energy Inc	14,273	741

		6,532

Oil Company — Integrated (1.14%)
Murphy Oil Corp (b)	91,100	6,699

Oil Field Machinery & Equipment (0.57%)
National Oilwell Varco Inc (a)	55,600	3,349

Oil Refining & Marketing (0.38%)
Sunoco Inc	36,326	2,259

Paper & Related Products (0.28%)
Domtar Corp (a)	205,800	1,661

Pipelines (1.93%)
Oneok Inc	95,200	4,474
Spectra Energy Corp	301,700	6,891

		11,365

Printing — Commercial (0.56%)
RR Donnelley & Sons Co	94,200	3,287

Property & Casualty Insurance (2.40%)
Arch Capital Group Ltd (a)	60,824	4,286
Markel Corp (a)	3,200	1,482
OneBeacon Insurance Group Ltd	36,775	778
WR Berkley Corp	223,300	6,757
Zenith National Insurance Corp	20,865	831

		14,134

Schedule of Investments
Partners MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Racetracks (0.06%)
International Speedway Corp	8,250	$338

Regional Banks (1.45%)
Huntington Bancshares Inc/OH	198,802	2,674
Keycorp	225,700	5,902

		8,576

Reinsurance (2.29%)
Axis Capital Holdings Ltd	138,200	5,534
Endurance Specialty Holdings Ltd	5,502	223
Everest Re Group Ltd	43,800	4,454
Odyssey Re Holdings Corp (b)	57,700	2,191
Transatlantic Holdings Inc	16,000	1,091

		13,493

REITS — Apartments (0.19%)
Apartment Investment & Management Co	28,800	1,142

REITS — Diversified (1.65%)
Duke Realty Corp (b)	95,300	2,253
iStar Financial Inc	25,385	677
Vornado Realty Trust	75,500	6,825

		9,755

REITS — Healthcare (0.23%)
Ventas Inc	30,100	1,330

REITS — Hotels (0.68%)
Hospitality Properties Trust	117,300	3,982

REITS — Mortgage (0.43%)
Annaly Capital Management Inc	128,800	2,540

REITS — Office Property (1.70%)
Boston Properties Inc	61,000	5,607
Mack-Cali Realty Corp	124,800	4,433

		10,040

REITS — Shopping Centers (0.31%)
Developers Diversified Realty Corp	43,975	1,810

REITS — Warehouse & Industrial (1.62%)
AMB Property Corp	72,800	3,684
First Industrial Realty Trust Inc	35,541	1,238
ProLogis	78,300	4,647

		9,569

Rental — Auto & Equipment (0.02%)
Rent-A-Center Inc/TX (a)	6,400	109

Retail — Apparel & Shoe (1.89%)
Abercrombie & Fitch Co	13,700	1,092
Foot Locker Inc	171,800	2,352
Gap Inc/The	360,800	6,898
Liz Claiborne Inc (b)	35,300	773

		11,115

Retail — Automobile (0.14%)
Copart Inc (a)	19,500	797

Retail — Bookstore (0.60%)
Barnes & Noble Inc	104,100	3,534

Retail — Discount (1.00%)
BJ’s Wholesale Club Inc (a)(b)	119,300	3,870
TJX Cos Inc	63,982	2,019

		5,889

Retail — Major Department Store (0.60%)
JC Penney Co Inc	56,400	2,674
Saks Inc (a)(b)	48,400	874

		3,548

Retail — Regional Department Store (0.55%)
Macy’s Inc	116,700	3,226

Savings & Loans — Thrifts (0.78%)
Sovereign Bancorp Inc	371,200	4,629

Steel — Producers (1.21%)
Carpenter Technology Corp	51,100	3,150
United States Steel Corp	38,900	3,972

		7,122

Telecommunication Equipment (0.26%)
Arris Group Inc (a)(b)	177,818	1,563

Telecommunication Equipment — Fiber Optics (0.26%)
Sycamore Networks Inc (a)	449,000	1,518

Telecommunication Services (0.78%)
Embarq Corp	75,100	3,402
Virgin Media Inc	71,900	1,202

		4,604

Telephone — Integrated (0.41%)
Telephone & Data Systems Inc	46,301	2,442

Toys (0.78%)
Hasbro Inc	31,200	810
Mattel Inc	179,100	3,763

		4,573

Transport — Marine (0.37%)
Ship Finance International Ltd (b)	84,503	2,207

Transport — Rail (1.39%)
CSX Corp	168,800	8,183

Schedule of Investments
Partners MidCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Vitamins & Nutrition Products (0.43%)
NBTY Inc (a)	103,600	$2,509

TOTAL COMMON STOCKS		$585,854

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (3.22%)
Money Market Funds (3.22%)
BNY Institutional Cash Reserve Fund (c)	$18,988	$18,988

TOTAL SHORT TERM INVESTMENTS		$18,988

REPURCHASE AGREEMENTS (4.77%)
Finance — Investment Banker & Broker (2.84%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $16,872,000; 0.00%-6.38%; dated 05/16/08-01/11/27) (c)	$16,746	$16,745

Money Center Banks (1.93%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $11,506,000; 0.00%-6.63%; dated 03/14/08-05/15/30) (c)	11,417	11,416

TOTAL REPURCHASE AGREEMENTS		$28,161

Total Investments		$633,003
Liabilities in Excess of Other Assets, Net — (7.36)%		(43,413)

TOTAL NET ASSETS — 100.00%		$589,590

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$33,111
Unrealized Depreciation	(58,587)

Net Unrealized Appreciation (Depreciation)	(25,476)
Cost for federal income tax purposes	658,479

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	36.62%
Utilities	14.07%
Industrial	13.99%
Consumer, Cyclical	11.35%
Consumer, Non-cyclical	11.20%
Energy	6.70%
Basic Materials	6.41%
Technology	3.68%
Communications	3.34%
Liabilities in Excess of Other Assets, Net	(7.36%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (97.11%)
Advertising Services (0.04%)
Getty Images Inc (a)(b)	14,150	$354

Aerospace & Defense (1.18%)
Lockheed Martin Corp	2,500	270
Northrop Grumman Corp	57,100	4,531
Raytheon Co	8,011	522
Rockwell Collins Inc	68,610	4,336
Spirit Aerosystems Holdings Inc (b)	20,673	571

		10,230

Aerospace & Defense Equipment (0.77%)
Alliant Techsystems Inc (a)(b)	55,610	5,886
DRS Technologies Inc	4,877	262
Goodrich Corp	8,423	527

		6,675

Agricultural Chemicals (0.32%)
CF Industries Holdings Inc	12,360	1,322
Mosaic Co/The (b)	15,574	1,417

		2,739

Agricultural Operations (0.08%)
Bunge Ltd (a)	6,078	720

Airlines (0.01%)
Northwest Airlines Corp (b)	4,400	82

Apparel Manufacturers (0.09%)
VF Corp	9,800	758

Appliances (0.27%)
Whirlpool Corp (a)	27,800	2,366

Applications Software (0.15%)
Citrix Systems Inc (b)	4,842	167
Intuit Inc (b)	38,180	1,172

		1,339

Audio & Video Products (0.03%)
Harman International Industries Inc	5,900	275

Auto—Car & Light Trucks (0.15%)
Ford Motor Co (a)(b)	192,435	1,278

Auto/Truck Parts & Equipment — Original (1.75%)
Autoliv Inc	12,438	621
BorgWarner Inc	73,160	3,702
Johnson Controls Inc	257,190	9,097
Tenneco Inc (a)(b)	66,030	1,748
WABCO Holdings Inc	1,633	66

		15,234

Beverages — Non-Alcoholic (0.28%)
Coca-Cola Enterprises Inc	101,460	2,341
Hansen Natural Corp (b)	700	27
PepsiAmericas Inc	3,900	96

		2,464

Brewery (0.22%)
Molson Coors Brewing Co	42,236	1,887

Broadcasting Services & Programming (0.23%)
Liberty Media Corp — Capital Series A (b)	18,676	2,010

Building — Heavy Construction (0.17%)
Chicago Bridge & Iron Co NV	33,920	1,509

Building — Mobile Home & Manufactured Housing (0.04%)
Thor Industries Inc (a)	9,600	339

Building — Residential & Commercial (0.23%)
DR Horton Inc	100	2
KB Home	46,400	1,276
NVR Inc (a)(b)	1,100	694

		1,972

Building & Construction Products — Miscellaneous (0.08%)
USG Corp (a)(b)	17,889	655

Building Products — Air & Heating (0.39%)
Lennox International Inc	91,880	3,414

Cable TV (0.20%)
Cablevision Systems Corp (a)(b)	426	10
Charter Communications Inc (a)(b)	1,445,840	1,692

		1,702

Casino Services (0.04%)
Scientific Games Corp (a)(b)	14,400	343

Cellular Telecommunications (0.08%)
Leap Wireless International Inc (b)	7,029	291
US Cellular Corp (b)	5,600	398

		689

Chemicals—Diversified (1.95%)
Celanese Corp	150,769	5,606
Dow Chemical Co/The	56,294	2,176
EI Du Pont de Nemours & Co	3,166	143
FMC Corp	56,734	3,016
PPG Industries Inc	7,100	469
Rockwood Holdings Inc (a)(b)	84,670	2,486
Rohm & Haas Co	55,220	2,946
Westlake Chemical Corp	2,900	58

		16,900

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Chemicals — Specialty (1.61%)
Albemarle Corp	147,400	$5,345
Ashland Inc	74,274	3,381
Cytec Industries Inc	76,947	4,356
International Flavors & Fragrances Inc	20,300	865

		13,947

Coal (0.09%)
Foundation Coal Holdings Inc	13,900	727
Walter Industries Inc	1,800	75

		802

Coatings & Paint (0.18%)
RPM International Inc	30,079	651
Valspar Corp	43,500	871

		1,522

Commercial Banks (3.24%)
BOK Financial Corp	2,964	162
Commerce Bancorp Inc/NJ	7,200	274
Commerce Bancshares Inc/Kansas City MO	107,388	4,769
Cullen/Frost Bankers Inc	5,100	278
First Horizon National Corp (a)	2,129	46
M&T Bank Corp (a)	83,614	7,673
Popular Inc (a)	13,300	180
Regions Financial Corp	8,954	226
Synovus Financial Corp	307,990	4,069
UnionBanCal Corp	88,999	4,366
Webster Financial Corp	168,060	5,692
Zions Bancorporation	7,545	413

		28,148

Commercial Services (0.02%)
ChoicePoint Inc (b)	6,400	213

Commercial Services — Finance (0.71%)
H&R Block Inc	317,850	6,125

Computer Services (0.21%)
Computer Sciences Corp (b)	43,660	1,848

Computers — Integrated Systems (0.22%)
Diebold Inc	14,383	372
NCR Corp (b)	33,934	729
Riverbed Technology Inc (a)(b)	741	17
Teradata Corp (b)	34,634	825

		1,943

Computers — Memory Devices (1.08%)
SanDisk Corp (b)	19,700	502
Seagate Technology	409,667	8,304
Western Digital Corp (b)	20,200	534

		9,340

Computers — Peripheral Equipment (0.42%)
Lexmark International Inc (b)	100,911	3,654

Consumer Products — Miscellaneous (2.06%)
Clorox Co	172,951	10,606
Fortune Brands Inc	92,560	6,472
Jarden Corp (b)	24,971	625
Scotts Miracle-Gro Co/The	3,800	148

		17,851

Containers — Metal & Glass (0.05%)
Owens-Illinois Inc (b)	8,463	427

Containers—Paper & Plastic (0.12%)
Bemis Co Inc(a)	27,400	745
Pactiv Corp (b)	6	—
Sonoco Products Co	10,200	315

		1,060

Cosmetics & Toiletries (0.15%)
Avon Products Inc	30,896	1,082
Bare Escentuals Inc (a)(b)	8,800	210

		1,292

Data Processing & Management (0.08%)
Dun & Bradstreet Corp	7,216	664
Fair Isaac Corp	20	—
Total System Services Inc	2,129	49

		713

Distribution & Wholesale (0.03%)
Genuine Parts Co	6,300	277

Diversified Manufacturing Operations (2.36%)
3M Co	7,016	559
Brink’s Co/The	6,239	378
Carlisle Cos Inc	4,350	145
Cooper Industries Ltd	67,526	3,008
Danaher Corp	716	53
Eaton Corp	62,780	5,196
Honeywell International Inc	7,400	437
Ingersoll-Rand Co Ltd	4,100	162
ITT Corp	4,000	238
Leggett & Platt Inc	41,283	785
Parker Hannifin Corp	100,260	6,778
Pentair Inc	580	18
SPX Corp	19,392	1,951
Teleflex Inc	11,500	680
Textron Inc	2,600	146

		20,534

Diversified Operations (0.22%)
Leucadia National Corp	43,411	1,917

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
E-Commerce — Products (0.10%)
Amazon.com Inc (b)	10,610	$824

E-Commerce — Services (0.98%)
eBay Inc (b)	12,998	350
Expedia Inc (b)	45,024	1,036
HLTH Corp (a)(b)	1,640	18
IAC/InterActiveCorp (a)(b)	273,555	7,096

		8,500

Electric-Integrated (13.59%)
Alliant Energy Corp	12,900	476
American Electric Power Co Inc	250,098	10,712
CMS Energy Corp	188,391	2,952
Consolidated Edison Inc	67,050	2,922
Constellation Energy Group Inc	50,544	4,749
DPL Inc (a)	415,158	11,525
Edison International	201,301	10,500
Entergy Corp	149,323	16,154
Exelon Corp	13,700	1,044
FirstEnergy Corp	120,449	8,578
FPL Group Inc	85,957	5,543
Great Plains Energy Inc (a)	73,821	2,058
Hawaiian Electric Industries Inc (a)	15,800	355
Integrys Energy Group Inc	70,585	3,432
NSTAR	698	23
OGE Energy Corp	35,984	1,178
PG&E Corp	203,684	8,359
PPL Corp	331,645	16,224
Progress Energy Inc	45,496	2,055
Public Service Enterprise Group Inc	11,494	1,103
SCANA Corp	36,580	1,364
Wisconsin Energy Corp	115,868	5,275
Xcel Energy Inc	67,900	1,412

		117,993

Electronic Components — Miscellaneous (0.00%)
Garmin Ltd (a)	500	36
Jabil Circuit Inc	70	1

		37

Electronic Components — Semiconductors (0.33%)
Advanced Micro Devices Inc (a)(b)	12,497	95
Broadcom Corp (b)	6,600	146
Cree Inc (a)(b)	800	24
International Rectifier Corp (b)	49,200	1,369
Intersil Corp	1,900	44
LSI Corp (b)	71,738	374
MEMC Electronic Materials Inc (b)	1,800	129
Micron Technology Inc (a)(b)	48,095	338
QLogic Corp (b)	11,300	161
Rambus Inc (a)(b)	100	2
Silicon Laboratories Inc (b)	6,300	197

		2,879

Electronic Connectors (1.37%)
Amphenol Corp	298,922	11,939

Electronic Design Automation (0.09%)
Synopsys Inc (b)	36,808	811

Electronic Parts Distribution (0.03%)
Avnet Inc (b)	6,800	242

Energy — Alternate Sources (0.01%)
Sunpower Corp (a)(b)	1,400	97

Engineering — Research & Development Services (0.56%)
Fluor Corp	8,529	1,038
KBR Inc	76,720	2,423
Shaw Group Inc/The (b)	12,052	681
URS Corp (b)	15,800	694

		4,836

Engines — Internal Combustion (0.08%)
Briggs & Stratton Corp (a)	26	—
Cummins Inc	14,432	697

		697

Entertainment Software (0.99%)
Activision Inc (b)	272,242	7,043
Electronic Arts Inc (b)	32,091	1,520

		8,563

Fiduciary Banks (1.43%)
Bank of New York Mellon Corp/The	55,700	2,597
Northern Trust Corp	122,512	8,987
State Street Corp	9,200	756
Wilmington Trust Corp	2,500	87

		12,427

Finance — Commercial (0.50%)
CIT Group Inc	156,646	4,380

Finance — Consumer Loans (0.43%)
First Marblehead Corp/The (a)	8,700	143
SLM Corp	167,020	3,633

		3,776

Finance — Credit Card (0.03%)
Discover Financial Services	16,445	288

Finance — Investment Banker & Broker (0.35%)
E*Trade Financial Corp (a)(b)	99,700	495
Lazard Ltd	56,080	2,216
Raymond James Financial Inc	10,000	281

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
TD Ameritrade Holding Corp (b)	3,921	$74

		3,066

Finance — Mortgage Loan/Banker (0.01%)
Countrywide Financial Corp	6,560	46

Finance — Other Services (0.10%)
NYSE Euronext (a)	11,325	891

Financial Guarantee Insurance (0.26%)
MGIC Investment Corp (a)	64,095	1,186
PMI Group Inc/The	81,660	776
Radian Group Inc (a)	31,732	290

		2,252

Food — Canned (0.01%)
Del Monte Foods Co	13,913	125

Food — Meat Products (0.39%)
Hormel Foods Corp	22,806	884
Smithfield Foods Inc (a)(b)	90,784	2,528

		3,412

Food — Miscellaneous/Diversified (1.63%)
Campbell Soup Co	83,990	2,655
ConAgra Foods Inc	250,540	5,394
Corn Products International Inc	20,488	693
General Mills Inc	53,770	2,937
Kellogg Co	30,300	1,451
Kraft Foods Inc	6,500	190
McCormick & Co Inc/MD	12,100	408
Sara Lee Corp	31,747	446

		14,174

Food-Retail (0.57%)
Safeway Inc	160,707	4,980

Food — Wholesale & Distribution (1.12%)
SUPERVALU Inc	304,363	9,149
Sysco Corp	20,824	605

		9,754

Footwear & Related Apparel (0.01%)
CROCS Inc (a)(b)	1,400	49

Forestry (0.32%)
Plum Creek Timber Co Inc (a)	46,605	1,946
Weyerhaeuser Co	12,201	826

		2,772

Gas — Distribution (0.32%)
Energen Corp	34,564	2,174
Sempra Energy	8,600	481
Vectren Corp (a)	5,866	161

		2,816

Home Decoration Products (1.00%)
Newell Rubbermaid Inc	359,021	8,660

Hospital Beds & Equipment (0.01%)
Hillenbrand Industries Inc	2,035	105

Hotels & Motels (0.06%)
Choice Hotels International Inc	300	10
Starwood Hotels & Resorts Worldwide Inc	11,148	504

		514

Human Resources (0.34%)
Hewitt Associates Inc (b)	29,105	1,082
Monster Worldwide Inc (a)(b)	66,780	1,860

		2,942

Independent Power Producer (0.08%)
Reliant Energy Inc (b)	31,137	662

Industrial Automation & Robots (0.05%)
Rockwell Automation Inc/DE	8,226	469

Instruments — Scientific (0.75%)
Applera Corp — Applied Biosystems Group	16,701	527
PerkinElmer Inc	240,214	5,979
Thermo Fisher Scientific Inc (b)	180	9

		6,515

Insurance Brokers (1.18%)
Aon Corp	97,847	4,258
Marsh & McLennan Cos Inc	114,299	3,155
Willis Group Holdings Ltd	80,070	2,822

		10,235

Internet Infrastructure Software (0.03%)
Akamai Technologies Inc (a)(b)	10,000	302

Internet Security (0.02%)
McAfee Inc (b)	3,800	128
VeriSign Inc (b)	800	27

		155

Investment Companies (0.19%)
Allied Capital Corp (a)	5,598	124
American Capital Strategies Ltd (a)	42,700	1,502

		1,626

Investment Management & Advisory Services (0.62%)
Ameriprise Financial Inc	18,404	1,018
Franklin Resources Inc	3,300	344
Invesco Ltd	13,900	378

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Investment Management & Advisory Services (continued)
Legg Mason Inc	50,330	$3,624

		5,364

Life & Health Insurance (1.04%)
StanCorp Financial Group Inc	7,966	392
Torchmark Corp	58,860	3,594
Unum Group	223,340	5,052

		9,038

Machinery — Construction & Mining (0.05%)
Joy Global Inc	6,800	429

Machinery — Farm (0.30%)
AGCO Corp (a)(b)	43,463	2,617

Machinery — Print Trade (0.02%)
Zebra Technologies Corp (b)	4,900	150

Machinery — Pumps (0.07%)
Flowserve Corp	7,400	608

Medical — Biomedical/Gene (0.41%)
Charles River Laboratories International (a)(b)	15,300	950
Genzyme Corp (b)	24,378	1,905
Invitrogen Corp (b)	5,568	477
Millipore Corp (b)	700	49
Vertex Pharmaceuticals Inc (b)	8,300	169

		3,550

Medical-Drugs (0.25%)
Endo Pharmaceuticals Holdings Inc (b)	18,900	494
Forest Laboratories Inc (b)	27,900	1,110
King Pharmaceuticals Inc (b)	31,463	330
Sepracor Inc (a)(b)	8,900	251

		2,185

Medical-HMO (0.66%)
Coventry Health Care Inc (b)	28,460	1,610
Health Net Inc (b)	60,847	2,829
WellPoint Inc (b)	17,048	1,333

		5,772

Medical Information Systems (0.64%)
IMS Health Inc	233,271	5,573

Medical Instruments (0.58%)
Edwards Lifesciences Corp (a)(b)	109,060	5,046

Medical Laboratory & Testing Service (0.71%)
Covance Inc (a)(b)	5,802	483
Laboratory Corp of America Holdings (b)	77,280	5,709

		6,192

Medical Products (0.04%)
Cooper Cos Inc/The	8,693	342

Metal — Aluminum (0.00%)
Alcoa Inc	68	2

Metal Processors & Fabrication (0.68%)
Commercial Metals Co	110,690	3,138
Timken Co	92,386	2,793

		5,931

Miscellaneous Manufacturers (0.01%)
Aptargroup Inc	2,100	79

Motion Pictures & Services (0.13%)
DreamWorks Animation SKG Inc (b)	46,610	1,140

Multi-Line Insurance (2.74%)
Assurant Inc	105,106	6,820
Cincinnati Financial Corp	103,106	3,974
Genworth Financial Inc	86,280	2,100
Hartford Financial Services Group Inc	7,100	573
Loews Corp	75,148	3,509
MetLife Inc	67,333	3,971
Old Republic International Corp	27,162	405
XL Capital Ltd	54,020	2,431

		23,783

Multimedia (0.00%)
Viacom Inc (b)	400	15

Networking Products (0.17%)
Juniper Networks Inc (b)	54,442	1,478

Non-Hazardous Waste Disposal (0.59%)
Allied Waste Industries Inc (a)(b)	518,930	5,111

Office Automation & Equipment (0.17%)
Pitney Bowes Inc	8,500	312
Xerox Corp	74,346	1,145

		1,457

Oil-Field Services (1.42%)
Halliburton Co	18,000	597
Helix Energy Solutions Group Inc (a)(b)	8,071	298
Oceaneering International Inc (b)	600	35
Oil States International Inc (a)(b)	93,460	3,277
SEACOR Holdings Inc (a)(b)	3,530	311
Smith International Inc	58,210	3,156
Superior Energy Services (b)	5,600	224
Tetra Technologies Inc (b)	16,500	258
Transocean Inc	769	94
W-H Energy Services Inc (b)	83,423	4,059

		12,309

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Oil & Gas Drilling (0.35%)
Diamond Offshore Drilling Inc	4,700	$531
ENSCO International Inc	3,100	158
Helmerich & Payne Inc	17,475	685
Nabors Industries Ltd (a)(b)	6,337	173
Patterson-UTI Energy Inc	45,700	895
Pride International Inc (b)	9,400	298
Rowan Cos Inc	7,650	260

		3,000

Oil Company — Exploration & Production (3.97%)
Chesapeake Energy Corp	2,080	77
Cimarex Energy Co	11,000	449
Forest Oil Corp (b)	6,300	285
Newfield Exploration Co (a)(b)	30,191	1,506
Noble Energy Inc	9,295	675
Pioneer Natural Resources Co (a)	19,030	797
Plains Exploration & Production Co (a)(b)	32,874	1,599
Quicksilver Resources Inc (b)	42,960	2,441
Range Resources Corp	418,816	21,871
St Mary Land & Exploration Co (a)	26,367	929
Unit Corp (b)	53,140	2,663
W&T Offshore Inc	41,143	1,164

		34,456

Oil Company — Integrated (3.11%)
Hess Corp	284,095	25,805
Murphy Oil Corp	16,200	1,191

		26,996

Oil Field Machinery & Equipment (0.06%)
Cameron International Corp (a)(b)	5,800	233
Dresser-Rand Group Inc (b)	1,565	50
National Oilwell Varco Inc (b)	3,608	217

		500

Oil Refining & Marketing (0.02%)
Frontier Oil Corp	100	4
Valero Energy Corp	2,523	149

		153

Paper & Related Products (0.99%)
Domtar Corp (b)	22,991	185
International Paper Co	186,070	6,001
MeadWestvaco Corp	23,139	648
Rayonier Inc (a)	40,711	1,723

		8,557

Photo Equipment & Supplies (0.16%)
Eastman Kodak Co (a)	69,894	1,393

Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (b)	3,600	245

Pipelines (4.11%)
El Paso Corp	7,799	129
Equitable Resources Inc	149,331	8,325
National Fuel Gas Co	38,664	1,667
Oneok Inc	14,407	677
Questar Corp	33,260	1,693
Spectra Energy Corp	19,100	436
Williams Cos Inc	711,828	22,757

		35,684

Printing — Commercial (0.00%)
RR Donnelley & Sons Co	478	17

Private Corrections (0.17%)
Corrections Corp of America (b)	53,988	1,433

Property & Casualty Insurance (0.85%)
Arch Capital Group Ltd (b)	21,384	1,507
Fidelity National Financial Inc	2,997	59
Philadelphia Consolidated Holding Co (b)	73,820	2,643
Safeco Corp	2,900	155
WR Berkley Corp	99,720	3,017

		7,381

Publishing — Newspapers (0.07%)
McClatchy Co (a)	13,755	148
New York Times Co/The (a)	28,714	481

		629

Publishing — Periodicals (0.08%)
Idearc Inc	45,000	732

Racetracks (0.01%)
International Speedway Corp	1,776	73

Real Estate Management & Services (0.00%)
CB Richard Ellis Group Inc (a)(b)	55	1

Real Estate Operator & Developer (0.22%)
St Joe Co/The (a)	48,858	1,897

Regional Banks (1.52%)
Comerica Inc	144,280	6,293
Keycorp	245,088	6,409
PNC Financial Services Group Inc	8,102	532

		13,234

Reinsurance (2.12%)
Endurance Specialty Holdings Ltd	14,400	583
Everest Re Group Ltd	75,722	7,700
PartnerRe Ltd (a)	90,496	7,175
RenaissanceRe Holdings Ltd	52,429	2,988

		18,446

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
REITS — Apartments (1.36%)
Apartment Investment & Management Co	215,463	$8,541
AvalonBay Communities Inc	7,800	733
Camden Property Trust	36,060	1,780
Equity Residential	5,541	207
UDR Inc	22,600	516

		11,777

REITS-Diversified (1.51%)
CapitalSource Inc (a)	67,705	1,111
Colonial Properties Trust (a)	556	14
Duke Realty Corp (a)	1,100	26
iStar Financial Inc	471	13
Liberty Property Trust	43,630	1,401
Vornado Realty Trust	116,320	10,515

		13,080

REITS-Healthcare (0.03%)
HCP Inc	7,200	219

REITS — Hotels (0.21%)
Host Hotels & Resorts Inc	109,681	1,836

REITS — Mortgage (0.63%)
Annaly Capital Management Inc	277,704	5,476

REITS — Office Property (1.14%)
Boston Properties Inc	9,986	918
Douglas Emmett Inc	65,481	1,496
Highwoods Properties Inc (a)	179,600	5,376
Mack-Cali Realty Corp	58,760	2,087

		9,877

REITS — Regional Malls (0.52%)
CBL & Associates Properties Inc	9,275	247
Pennsylvania Real Estate Investment Trust (a)	161,060	4,292

		4,539

REITS — Shopping Centers (0.01%)
Kimco Realty Corp	1,724	62

REITS — Storage (0.61%)
Public Storage	68,072	5,327

REITS — Warehouse & Industrial (0.36%)
DCT Industrial Trust Inc (a)	332,460	3,148

Rental — Auto & Equipment (0.01%)
Rent-A-Center Inc/TX (a)(b)	4,762	81

Research & Development (0.05%)
Pharmaceutical Product Development Inc	9,900	429

Respiratory Products (0.01%)
Resmed Inc (b)	200	9
Respironics Inc (b)	800	53

		62

Retail — Apparel & Shoe (0.49%)
Coach Inc (b)	6,300	202
Jones Apparel Group Inc (a)	37,770	635
Liz Claiborne Inc (a)	30,940	677
Phillips-Van Heusen Corp	4,700	198
Ross Stores Inc	86,139	2,511

		4,223

Retail — Automobile (0.06%)
Copart Inc (b)	13,700	560

Retail — Major Department Store (0.68%)
JC Penney Co Inc	124,424	5,899
Sears Holdings Corp (a)(b)	327	36

		5,935

Retail — Office Supplies (0.05%)
OfficeMax Inc	17,979	445

Retail — Perfume & Cosmetics (0.01%)
Sally Beauty Holdings Inc (b)	11,958	98

Retail — Restaurants (0.06%)
Panera Bread Co (a)(b)	13,200	499

Savings & Loans — Thrifts (1.33%)
Astoria Financial Corp	128,780	3,500
Hudson City Bancorp Inc	313,770	5,139
New York Community Bancorp Inc (a)	73,246	1,359
People’s United Financial Inc	93,665	1,582

		11,580

Schools (0.01%)
ITT Educational Services Inc (b)	1,100	100

Semiconductor Component — Integrated Circuits (0.09%)
Integrated Device Technology Inc (b)	102,031	760

Semiconductor Equipment (0.69%)
Teradyne Inc (b)	13,500	148
Tessera Technologies Inc (a)(b)	150,221	5,884

		6,032

Steel — Producers (0.70%)
Steel Dynamics Inc	48,230	2,515
United States Steel Corp	34,553	3,528

		6,043

Steel — Specialty (0.44%)
Allegheny Technologies Inc	54,770	3,856

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Telecommunication Equipment — Fiber Optics (0.02%)
Ciena Corp (a)(b)	4,900	$133

Telecommunication Services (1.09%)
Clearwire Corp (a)(b)	10,100	139
Embarq Corp	171,880	7,786
Virgin Media Inc (a)	90,900	1,520

		9,445

Telephone — Integrated (0.78%)
Cincinnati Bell Inc (a)(b)	579,080	2,247
Qwest Communications International Inc	704,850	4,145
Telephone & Data Systems Inc	6,700	353

		6,745

Television (0.06%)
Central European Media Enterprises Ltd (b)	5,152	488

Textile — Home Furnishings (0.00%)
Mohawk Industries Inc (a)(b)	500	40

Theaters (0.18%)
Regal Entertainment Group (a)	84,942	1,575

Tobacco (0.90%)
Loews Corp-Carolina Group	49,890	4,097
Reynolds American Inc (a)	47,838	3,030
UST Inc	12,400	644

		7,771

Tools — Hand Held (0.09%)
Snap-On Inc	15,600	766

Toys (0.58%)
Hasbro Inc	7,754	201
Mattel Inc	228,970	4,811

		5,012

Transactional Software (0.00%)
VeriFone Holdings Inc (a)(b)	700	14

Transport — Equipment & Leasing (0.02%)
GATX Corp	5,281	199

Transport — Marine (0.10%)
Alexander & Baldwin Inc	18,500	844

Transport — Rail (0.24%)
CSX Corp	43,300	2,099

Transport — Services (0.73%)
Ryder System Inc	122,210	6,362

Transport — Truck (1.17%)
JB Hunt Transport Services Inc (a)	83,450	2,595
Landstar System Inc	150,610	7,535

		10,130

Water (0.01%)
Aqua America Inc (a)	6,441	128

X-Ray Equipment (0.02%)
Hologic Inc (a)(b)	2,184	141

TOTAL COMMON STOCKS		$843,292

SHORT TERM INVESTMENTS (7.83%)
Money Market Funds (7.83%)
BNY Institutional Cash Reserve Fund (c)	$67,958	$67,958

TOTAL SHORT TERM INVESTMENTS		$67,958

REPURCHASE AGREEMENTS (2.73%)
Finance — Investment Banker & Broker (2.10%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $18,384,000; 0.00%-6.38%; dated 05/16/08-01/11/27) (c)	$18,247	$18,245

Money Center Banks (0.63%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $5,531,000; 0.00%-6.63%; dated 03/14/08 — 05/15/30) (c)	5,488	5,488

TOTAL REPURCHASE AGREEMENTS		$23,733

Total Investments		$934,983
Liabilities in Excess of Other Assets, Net — (7.67)%		(66,580)

TOTAL NET ASSETS — 100.00%		$868,403

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$88,574
Unrealized Depreciation	(88,173)

Net Unrealized Appreciation (Depreciation)	401
Cost for federal income tax purposes	934,582

All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Partners MidCap Value Fund I
January 31, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent
Financial	35.11%
Utilities	14.00%
Energy	13.13%
Industrial	12.20%
Consumer, Non-cyclical	11.45%
Basic Materials	6.49%
Consumer, Cyclical	5.96%
Technology	5.17%
Communications	3.94%
Diversified	0.22%
Liabilities in Excess of Other Assets, Net	(7.67%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (100.71%)
Aerospace & Defense (0.42%)
Teledyne Technologies Inc (a)	11,300	$583

Aerospace & Defense Equipment (1.97%)
Curtiss — Wright Corp	13,700	571
Heico Corp (b)	12,500	557
Moog Inc (a)	17,600	810
Triumph Group Inc (b)	14,700	794

		2,732

Agricultural Chemicals (0.19%)
CF Industries Holdings Inc	2,500	267

Agricultural Operations (0.37%)
Andersons Inc/The	11,400	519

Airlines (0.37%)
Skywest Inc (b)	19,800	515

Applications Software (1.00%)
American Reprographics Co (a)(b)	52,300	822
Progress Software Corp (a)	19,300	570

		1,392

Auction House & Art Dealer (0.76%)
Premier Exhibitions Inc (a)(b)	43,000	261
Sotheby’s	25,700	799

		1,060

Audio & Video Products (0.23%)
Universal Electronics Inc (a)	13,200	314

Batteries & Battery Systems (0.66%)
Greatbatch Inc (a)(b)	40,300	910

Building — Heavy Construction (0.18%)
Perini Corp (a)	7,300	255

Building & Construction — Miscellaneous (0.24%)
Dycom Industries Inc (a)	13,900	328

Building Products — Air & Heating (0.65%)
Lennox International Inc	24,400	907

Building Products — Doors & Windows (0.22%)
Apogee Enterprises Inc (b)	17,500	305

Chemicals — Specialty (1.76%)
HB Fuller Co (b)	71,000	1,474
OM Group Inc (a)	16,900	970

		2,444

Circuit Boards (0.59%)
Park Electrochemical Corp	17,000	403
TTM Technologies Inc (a)	41,100	418

		821

Coal (0.72%)
Massey Energy Co	26,800	996

Commercial Banks (3.42%)
Cascade Bancorp (b)	36,600	472
East West Bancorp Inc (b)	17,900	431
Frontier Financial Corp (b)	26,900	548
Green Bankshares Inc (b)	18,300	383
Hanmi Financial Corp (b)	16,000	137
Preferred Bank/Los Angeles CA (b)	24,500	540
Sterling Bancshares Inc/TX (b)	89,100	894
SVB Financial Group (a)(b)	23,500	1,137
Wilshire Bancorp Inc (b)	25,900	204

		4,746

Computer Aided Design (1.25%)
Ansys Inc (a)	49,700	1,735

Computer Services (0.81%)
Factset Research Systems Inc	20,050	1,121

Computers — Integrated Systems (1.33%)
Micros Systems Inc (a)	16,800	1,035
MTS Systems Corp	24,200	813

		1,848

Computers — Memory Devices (1.03%)
Western Digital Corp (a)	54,000	1,428

Computers — Peripheral Equipment (0.28%)
Synaptics Inc (a)	14,600	387

Consulting Services (2.29%)
Forrester Research Inc (a)(b)	12,400	298
Huron Consulting Group Inc (a)(b)	5,700	409
Watson Wyatt Worldwide Inc	50,300	2,472

		3,179

Containers — Metal & Glass (1.61%)
Greif Inc	26,900	1,770
Silgan Holdings Inc	9,800	464

		2,234

Containers — Paper & Plastic (0.37%)
Pactiv Corp (a)	18,000	515

Cosmetics & Toiletries (0.31%)
Chattem Inc (a)(b)	5,600	430

Schedule of Investments
Partners SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Decision Support Software (0.25%)
SPSS Inc (a)(b)	10,500	$347

Diagnostic Equipment (0.47%)
Immucor Inc (a)	22,400	646

Diagnostic Kits (0.75%)
Idexx Laboratories Inc (a)	18,500	1,043

Disposable Medical Products (0.43%)
ICU Medical Inc (a)(b)	21,000	596

Distribution & Wholesale (0.21%)
Brightpoint Inc (a)	23,400	298

Diversified Manufacturing Operations (1.78%)
Acuity Brands Inc	19,500	887
EnPro Industries Inc (a)(b)	8,000	240
Harsco Corp	19,000	1,082
Koppers Holdings Inc	7,900	264

		2,473

Diversified Operations & Commercial Services (1.52%)
Chemed Corp (b)	32,500	1,665
Volt Information Sciences Inc (a)(b)	24,000	448

		2,113

Drug Delivery Systems (0.21%)
Noven Pharmaceuticals Inc (a)(b)	21,300	286

E-Commerce — Products (0.22%)
FTD Group Inc	24,400	311

E-Commerce — Services (0.81%)
Priceline.com Inc (a)(b)	10,300	1,118

Electric — Integrated (1.44%)
Avista Corp (b)	13,700	276
Centerpoint Energy Inc	25,800	413
CH Energy Group Inc (b)	7,300	282
Cleco Corp	20,300	525
El Paso Electric Co (a)	21,600	506

		2,002

Electric Products — Miscellaneous (0.27%)
Littelfuse Inc (a)	12,300	374

Electronic Components — Miscellaneous (0.87%)
Methode Electronics Inc	27,000	327
Technitrol Inc	39,100	886

		1,213

Electronic Components — Semiconductors (1.39%)
Microsemi Corp (a)(b)	29,900	679
Skyworks Solutions Inc (a)(b)	123,700	996
Zoran Corp (a)	22,000	260

		1,935

Electronic Connectors (0.48%)
Thomas & Betts Corp (a)	14,800	670

Electronic Measurement Instruments (0.99%)
Trimble Navigation Ltd (a)	52,100	1,378

Electronic Security Devices (0.34%)
LoJack Corp (a)	38,400	474

Engineering — Research & Development Services (2.00%)
EMCOR Group Inc (a)	58,700	1,287
Shaw Group Inc/The (a)	26,400	1,492

		2,779

Enterprise Software & Services (1.42%)
Informatica Corp (a)	38,100	736
Mantech International Corp (a)	9,900	405
MicroStrategy Inc (a)	4,500	328
Sybase Inc (a)(b)	18,000	508

		1,977

E-Services — Consulting (0.98%)
Perficient Inc (a)	47,800	664
Websense Inc (a)	34,300	703

		1,367

Fiduciary Banks (0.23%)
Boston Private Financial Holdings Inc (b)	14,000	320

Finance — Consumer Loans (0.44%)
Asta Funding Inc (b)	17,388	363
Portfolio Recovery Associates Inc (b)	6,900	251

		614

Finance — Investment Banker & Broker (2.80%)
Greenhill & Co Inc (b)	6,100	412
Investment Technology Group Inc (a)	52,400	2,461
optionsXpress Holdings Inc (b)	37,400	1,014

		3,887

Firearms & Ammunition (0.15%)
Sturm Ruger & Co Inc (a)(b)	23,700	213

Food — Baking (0.71%)
Flowers Foods Inc (b)	41,100	986

Food — Canned (0.25%)
TreeHouse Foods Inc (a)	16,600	346

Food — Miscellaneous/Diversified (0.94%)
Corn Products International Inc	26,900	909

Schedule of Investments
Partners SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (continued)
Hain Celestial Group Inc (a)	14,400	$389

		1,298

Food — Wholesale & Distribution (0.30%)
Spartan Stores Inc (b)	23,700	417

Footwear & Related Apparel (2.28%)
CROCS Inc (a)(b)	11,100	386
Deckers Outdoor Corp (a)(b)	5,900	715
Iconix Brand Group Inc (a)(b)	44,400	923
Steven Madden Ltd (a)(b)	39,300	671
Wolverine World Wide Inc	18,400	466

		3,161

Gambling (Non-Hotel) (0.29%)
Dover Downs Gaming & Entertainment Inc (b)	43,000	408

Garden Products (0.35%)
Toro Co	9,700	479

Gas — Distribution (2.94%)
Atmos Energy Corp	28,400	816
New Jersey Resources Corp	10,600	497
Southern Union Co	44,800	1,218
Southwest Gas Corp (b)	14,300	408
UGI Corp	31,900	849
WGL Holdings Inc	9,200	296

		4,084

Home Furnishings (0.47%)
Tempur-Pedic International Inc (b)	32,800	650

Hotels & Motels (0.26%)
Choice Hotels International Inc (b)	11,000	367

Human Resources (1.29%)
CDI Corp (b)	16,900	329
Heidrick & Struggles International Inc (b)	7,400	203
Korn/Ferry International (a)(b)	44,000	708
Spherion Corp (a)	82,400	550

		1,790

Instruments — Controls (0.89%)
Woodward Governor Co (b)	19,700	1,237

Insurance Brokers (0.27%)
Hilb Rogal & Hobbs Co (b)	10,500	380

Internet Security (0.35%)
Blue Coat Systems Inc (a)(b)	17,900	481

Internet Telephony (0.29%)
j2 Global Communications Inc (a)(b)	18,400	403

Investment Management & Advisory Services (0.25%)
Waddell & Reed Financial Inc	10,600	352

Lasers — Systems & Components (0.18%)
Cymer Inc (a)	9,400	254

Life & Health Insurance (0.31%)
Delphi Financial Group Inc	13,600	427

Machinery — Electrical (0.36%)
Regal-Beloit Corp (b)	13,100	497

Machinery — General Industry (2.87%)
Applied Industrial Technologies Inc	20,950	633
Gardner Denver Inc (a)	17,900	581
Kadant Inc (a)	13,100	346
Manitowoc Co Inc/The	16,900	644
Robbins & Myers Inc	15,200	1,007
Wabtec Corp (b)	22,500	774

		3,985

Medical — Biomedical/Gene (0.67%)
Cambrex Corp (b)	49,400	469
Lifecell Corp (a)(b)	11,500	455

		924

Medical — Drugs (2.49%)
Cubist Pharmaceuticals Inc (a)	18,100	307
OSI Pharmaceuticals Inc (a)	12,000	479
Sciele Pharma Inc (a)(b)	46,900	1,122
Viropharma Inc (a)(b)	175,600	1,556

		3,464

Medical — Generic Drugs (0.17%)
Alpharma Inc (a)(b)	11,500	236

Medical — HMO (0.44%)
AMERIGROUP Corp (a)	16,400	615

Medical — Hospitals (0.37%)
Medcath Corp (a)	20,500	510

Medical — Outpatient & Home Medical Care (0.87%)
Gentiva Health Services Inc (a)(b)	47,600	880
Res-Care Inc (a)	14,800	331

		1,211

Medical Instruments (2.29%)
Arthrocare Corp (a)(b)	40,700	1,629
Conmed Corp (a)	16,800	408
Datascope Corp (b)	12,500	405
Natus Medical Inc (a)	18,100	312

Schedule of Investments
Partners SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical Instruments (continued)
SurModics Inc (a)(b)	9,700	$424

		3,178

Medical Products (1.25%)
Haemonetics Corp (a)	8,800	527
Mentor Corp (b)	9,300	322
Vital Signs Inc	6,900	335
West Pharmaceutical Services Inc (b)	14,000	547

		1,731

Multilevel Direct Selling (0.34%)
Nu Skin Enterprises Inc (b)	28,600	470

Networking Products (1.18%)
Anixter International Inc (a)(b)	15,700	1,100
Netgear Inc (a)	20,300	541

		1,641

Office Furnishings — Original (1.17%)
Herman Miller Inc (b)	28,000	890
Knoll Inc (b)	55,300	739

		1,629

Oil — Field Services (2.71%)
Helix Energy Solutions Group Inc (a)	29,000	1,072
Hornbeck Offshore Services Inc (a)(b)	23,600	913
Oceaneering International Inc (a)	30,900	1,779

		3,764

Oil Company — Exploration & Production (3.30%)
Cabot Oil & Gas Corp	20,200	781
Penn Virginia Corp (b)	14,500	618
Stone Energy Corp (a)	24,900	1,021
Swift Energy Co (a)	21,900	945
Unit Corp (a)	24,400	1,223

		4,588

Oil Field Machinery & Equipment (0.31%)
Lufkin Industries Inc (b)	8,000	423

Oil Refining & Marketing (0.70%)
Frontier Oil Corp	14,500	511
Holly Corp	9,600	465

		976

Physician Practice Management (0.78%)
Pediatrix Medical Group Inc (a)	15,900	1,083

Pipelines (0.31%)
Oneok Inc	9,200	432

Power Converter & Supply Equipment (0.61%)
Advanced Energy Industries Inc (a)	78,600	850
Property & Casualty Insurance (2.97%)
Navigators Group Inc (a)	11,900	687
Philadelphia Consolidated Holding Co (a)	45,100	1,615
ProAssurance Corp (a)	10,700	617
RLI Corp	5,100	288
SeaBright Insurance Holdings Inc (a)	31,600	464
Zenith National Insurance Corp	11,300	450

		4,121

REITS — Apartments (0.17%)
GMH Communities Trust (b)	44,800	237

REITS — Diversified (0.24%)
Lexington Realty Trust (b)	21,900	327

REITS — Healthcare (0.61%)
Medical Properties Trust Inc (b)	66,700	843

REITS — Hotels (0.62%)
Ashford Hospitality Trust Inc	91,400	571
FelCor Lodging Trust Inc	21,300	288

		859

REITS — Office Property (0.33%)
BioMed Realty Trust Inc	20,000	462

REITS — Regional Malls (0.23%)
CBL & Associates Properties Inc	11,800	314

REITS — Shopping Centers (0.28%)
Cedar Shopping Centers Inc (b)	34,500	384

REITS — Warehouse & Industrial (0.26%)
First Industrial Realty Trust Inc (b)	10,200	355

Research & Development (0.59%)
Parexel International Corp (a)	8,400	457
PharmaNet Development Group Inc (a)	8,900	363

		820

Retail — Apparel & Shoe (1.48%)
Gymboree Corp (a)(b)	28,200	1,078
JOS A Bank Clothiers Inc (a)(b)	12,800	348
Men’s Wearhouse Inc	24,400	622

		2,048

Retail — Convenience Store (0.18%)
Pantry Inc/The (a)	8,800	256

Retail — Drug Store (0.71%)
Longs Drug Stores Corp	21,400	985

Retail — Jewelry (0.67%)
Movado Group Inc	38,600	935

Schedule of Investments
Partners SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Retail — Pawn Shops (0.21%)
Cash America International Inc	9,000	$293

Retail — Restaurants (2.13%)
AFC Enterprises (a)	17,060	158
Ihop Corp (b)	6,800	362
Jack in the Box Inc (a)	47,300	1,383
O’Charleys Inc	27,000	375
Papa John’s International Inc (a)	27,100	685

		2,963

Retirement & Aged Care (0.26%)
Five Star Quality Care Inc (a)(b)	47,500	362

Savings & Loans — Thrifts (0.19%)
FirstFed Financial Corp (a)(b)	6,400	268

Semiconductor Component — Integrated Circuits (0.43%)
Emulex Corp (a)	17,200	268
Standard Microsystems Corp (a)	11,200	335

		603

Semiconductor Equipment (2.04%)
Cabot Microelectronics Corp (a)(b)	10,000	346
Formfactor Inc (a)(b)	17,400	421
MKS Instruments Inc (a)	47,000	874
Rudolph Technologies Inc (a)	30,800	316
Varian Semiconductor Equipment Associates Inc (a)	27,100	873

		2,830

Steel — Producers (1.17%)
Carpenter Technology Corp	26,300	1,621

Telecommunication Equipment (1.22%)
Comtech Telecommunications Corp (a)(b)	37,800	1,693

Telephone — Integrated (0.16%)
Cincinnati Bell Inc (a)	58,900	229

Tools — Hand Held (0.51%)
Snap-On Inc	14,300	702

Toys (0.29%)
Marvel Entertainment Inc (a)	14,400	406

Transport — Marine (1.69%)
Gulfmark Offshore Inc (a)	9,300	389
Kirby Corp (a)	42,500	1,954

		2,343

Wire & Cable Products (1.47%)
Belden Inc (b)	29,900	1,265
General Cable Corp (a)(b)	13,300	771

		2,036

Wireless Equipment (0.31%)
InterDigital Inc (a)(b)	21,500	435

TOTAL COMMON STOCKS		$139,862

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (10.79%)
Money Market Funds (10.79%)
BNY Institutional Cash Reserve Fund (c)	$14,990	$14,990

TOTAL SHORT TERM INVESTMENTS		$14,990

REPURCHASE AGREEMENTS (14.00%)
Finance — Investment Banker & Broker (10.85%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $15,176,000; 0.00% — 6.38%; dated 05/16/08 — 01/11/27) (c)	$15,062	$15,061

Money Center Banks (3.15%)

Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $4,409,000; 0.00% — 6.63%; dated 03/14/08 — 05/15/30) (c)	4,374	4,374

TOTAL REPURCHASE AGREEMENTS		$19,435

Total Investments		$174,287
Liabilities in Excess of Other Assets, Net — (25.50)%		(35,414)

TOTAL NET ASSETS — 100.00%		$138,873

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$9,809
Unrealized Depreciation	(21,752)

Net Unrealized Appreciation (Depreciation)	(11,943)
Cost for federal income tax purposes	186,230

All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Partners SmallCap Blend Fund
January 31, 2008 (unaudited)
Portfolio summary (unaudited)

Sector	Percent
Financial	38.39%
Industrial	22.37%
Consumer, Non-cyclical	20.77%
Consumer, Cyclical	11.65%
Technology	11.24%
Energy	8.05%
Communications	5.53%
Utilities	4.38%
Basic Materials	3.12%
Liabilities in Excess of Other Assets, Net	(25.50%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners SmallCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (98.98%)
Advanced Materials & Products (1.53%)
Hexcel Corp (a)(b)	120,700	$2,635

Applications Software (0.40%)
Quest Software Inc (a)(b)	46,430	694

Batteries & Battery Systems (0.61%)
EnerSys (b)	45,600	1,051

Building — Heavy Construction (0.88%)
Granite Construction Inc	39,800	1,515

Building & Construction — Miscellaneous (1.24%)
Dycom Industries Inc (b)	90,000	2,126

Commercial Banks (0.45%)
Community Bancorp/NV (a)(b)	46,700	780

Commercial Services — Finance (1.39%)
Morningstar Inc (b)	36,300	2,398

Computer Services (0.42%)
3PAR Inc (a)(b)	89,900	713

Computer Software (2.11%)
Blackbaud Inc (a)	77,010	2,131
Omniture Inc (a)(b)	60,400	1,493

		3,624

Computers — Integrated Systems (1.23%)
Micros Systems Inc (b)	34,300	2,112

Consulting Services (0.86%)
CRA International Inc (b)	12,900	538
FTI Consulting Inc (b)	16,900	935

		1,473

Data Processing & Management (1.34%)
Commvault Systems Inc (a)(b)	123,600	2,301

Diagnostic Equipment (0.89%)
Hansen Medical Inc (a)(b)	85,905	1,536

Diagnostic Kits (1.36%)
Meridian Bioscience Inc	74,200	2,331

Distribution & Wholesale (1.65%)
LKQ Corp (b)	158,200	2,830

Electronic Components — Semiconductors (2.33%)
Advanced Analogic Technologies Inc (b)	140,200	945
Monolithic Power Systems Inc (b)	108,500	1,697
ON Semiconductor Corp (a)(b)	211,100	1,368

		4,010

E-Marketing & Information (1.81%)
comScore Inc (a)(b)	67,500	1,807
Constant Contact Inc (a)(b)	61,300	1,307

		3,114

Enterprise Software & Services (3.51%)
Informatica Corp (b)	124,320	2,401
MedAssets Inc (b)	36,500	736
Taleo Corp (b)	71,200	1,504
Ultimate Software Group Inc (a)(b)	51,800	1,401

		6,042

Entertainment Software (0.90%)
THQ Inc (b)	85,500	1,540

E-Services — Consulting (0.33%)
Websense Inc (b)	27,300	560

Fiduciary Banks (0.47%)
Boston Private Financial Holdings Inc	35,600	813

Finance — Investment Banker & Broker (2.78%)
Duff & Phelps Corp (b)	25,400	470
Greenhill & Co Inc (a)	39,100	2,640
optionsXpress Holdings Inc	61,650	1,672

		4,782

Hazardous Waste Disposal (1.42%)
Stericycle Inc (b)	41,340	2,450

Hotels & Motels (2.10%)
Home Inns & Hotels Management Inc ADR (a)(b)	59,900	1,677
Orient-Express Hotels Ltd (a)	37,550	1,943

		3,620

Internet Application Software (1.41%)
DealerTrack Holdings Inc (a)(b)	89,700	2,418

Internet Content — Entertainment (1.16%)
NetFlix Inc (a)(b)	79,600	2,002

Internet Content — Information & News (0.20%)
LoopNet Inc (a)(b)	24,900	351

Investment Management & Advisory Services (1.06%)
Affiliated Managers Group Inc (a)(b)	18,600	1,828

Machinery — Construction & Mining (2.25%)
Astec Industries Inc (b)	60,400	1,864
Bucyrus International Inc	21,700	2,012

		3,876

Machinery — Electrical (1.42%)
Baldor Electric Co	80,700	2,444

Schedule of Investments
Partners SmallCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Machinery — General Industry (2.22%)
Chart Industries Inc (b)	52,100	$1,319
IDEX Corp	79,875	2,494

		3,813

Medical — Biomedical/Gene (3.67%)
Alexion Pharmaceuticals Inc (a)(b)	30,400	1,986
AMAG Pharmaceuticals Inc (a)(b)	37,700	1,944
Cougar Biotechnology Inc (b)	15,300	457
Genomic Health Inc (b)	23,900	502
Savient Pharmaceuticals Inc (a)(b)	22,300	431
WuXi PharmaTech Cayman Inc ADR (a)(b)	39,130	986

		6,306

Medical — Drugs (1.54%)
Auxilium Pharmaceuticals Inc (b)	14,000	479
Jazz Pharmaceuticals Inc (a)(b)	39,000	511
OSI Pharmaceuticals Inc (a)(b)	24,400	973
XenoPort Inc (b)	11,300	693

		2,656

Medical — Outpatient & Home Medical Care (1.30%)
LHC Group Inc (a)(b)	97,000	2,237

Medical Instruments (3.11%)
Abaxis Inc (a)(b)	48,200	1,569
Arthrocare Corp (a)(b)	43,500	1,741
NuVasive Inc (a)(b)	51,900	2,046

		5,356

Medical Laboratory & Testing Service (1.40%)
Icon Plc ADR (b)	38,400	2,407

Medical Products (1.05%)
TomoTherapy Inc (a)(b)	122,300	1,811

Metal Processors & Fabrication (2.17%)
Kaydon Corp	36,000	1,573
RBC Bearings Inc (b)	72,200	2,161

		3,734

Networking Products (3.14%)
Foundry Networks Inc (b)	114,200	1,576
Infinera Corp (b)	163,100	1,662
Netgear Inc (b)	81,420	2,171

		5,409

Office Furnishings — Original (0.65%)
Knoll Inc	83,700	1,118

Oil — Field Services (2.95%)
Core Laboratories NV (b)	16,120	1,817
Tesco Corp (b)	62,300	1,416
W-H Energy Services Inc (b)	37,900	1,844

		5,077

Oil Company — Exploration & Production (3.76%)
Bill Barrett Corp (a)(b)	52,500	2,193
BPZ Resources Inc (a)(b)	34,400	441
Carrizo Oil & Gas Inc (a)(b)	29,400	1,431
EXCO Resources Inc (a)(b)	71,700	1,075
Penn Virginia Corp (a)	31,300	1,334

		6,474

Oil Field Machinery & Equipment (2.91%)
Complete Production Services Inc (b)	111,700	1,776
Dril-Quip Inc (b)	41,500	2,015
T-3 Energy Services Inc (b)	27,100	1,219

		5,010

Patient Monitoring Equipment (0.79%)
Insulet Corp (a)(b)	41,500	822
Masimo Corp (a)(b)	14,800	528

		1,350

Pharmacy Services (1.13%)
HealthExtras Inc (b)	70,200	1,941

Physical Therapy & Rehabilitation Centers (0.45%)
Psychiatric Solutions Inc (a)(b)	25,900	781

Printing — Commercial (1.95%)
VistaPrint Ltd (a)(b)	89,900	3,345

Recreational Centers (1.51%)
Life Time Fitness Inc (a)(b)	58,500	2,594

Resorts & Theme Parks (0.78%)
Great Wolf Resorts Inc (a)(b)	161,200	1,333

Retail — Apparel & Shoe (1.49%)
J Crew Group Inc (b)	19,700	901
Lululemon Athletica Inc (a)(b)	49,200	1,667

		2,568

Retail — Catalog Shopping (1.40%)
MSC Industrial Direct Co	58,800	2,415

Retail — Discount (0.42%)
Citi Trends Inc (a)(b)	52,600	719

Retail — Restaurants (3.81%)
Red Robin Gourmet Burgers Inc (a)(b)	58,190	2,030
Sonic Corp (b)	99,100	2,198
Texas Roadhouse Inc (a)(b)	192,300	2,321

		6,549

Schools (3.16%)
American Public Education Inc (b)	38,700	1,525
K12 Inc (b)	42,800	984

Schedule of Investments
Partners SmallCap Growth Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Schools (continued)
Strayer Education Inc	17,000	$2,934

		5,443

Schools — Day Care (1.41%)
Bright Horizons Family Solutions Inc (b)	56,900	2,422

Semiconductor Component — Integrated Circuits (2.45%)
Hittite Microwave Corp (a)(b)	62,000	2,469
Integrated Device Technology Inc (b)	125,660	936
Intellon Corp (b)	148,000	811

		4,216

Semiconductor Equipment (1.17%)
Verigy Ltd (b)	96,600	2,017

Telecommunication Services (1.89%)
Cbeyond Inc (b)	56,700	1,913
NTELOS Holdings Corp	63,000	1,341

		3,254

Theaters (0.90%)
National CineMedia Inc	67,600	1,541

Therapeutics (0.61%)
Alexza Pharmaceuticals Inc (a)(b)	73,000	460
Allos Therapeutics Inc (a)(b)	82,200	592

		1,052

Transactional Software (0.95%)
Synchronoss Technologies Inc (a)(b)	76,970	1,639

Transport — Marine (1.95%)
Kirby Corp (b)	72,800	3,347

Web Portals (1.38%)
Trizetto Group (a)(b)	121,400	2,370

TOTAL COMMON STOCKS		$170,273

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (16.27%)
Money Market Funds (16.27%)
BNY Institutional Cash Reserve Fund (c)	$27,983	$27,983

TOTAL SHORT TERM INVESTMENTS		$27,983

REPURCHASE AGREEMENTS (4.05%)
Finance — Investment Banker & Broker (3.44%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $5,968,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$5,924	$5,923
Money Center Banks (0.61%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $1,062,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	$1,054	$1,054

TOTAL REPURCHASE AGREEMENTS		$6,977

Total Investments		$205,233
Liabilities in Excess of Other Assets, Net — (19.30)%		(33,207)

TOTAL NET ASSETS - 100.00%		$172,026

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$15,957
Unrealized Depreciation	(21,269)

Net Unrealized Appreciation (Depreciation)	(5,312)
Cost for federal income tax purposes	210,545

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	26.07%
Financial	25.09%
Technology	16.80%
Industrial	15.69%
Consumer, Cyclical	14.70%
Communications	11.32%
Energy	9.63%
Liabilities in Excess of Other Assets, Net	(19.30%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners SmallCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (97.12%)
Advanced Materials & Products (0.18%)
Ceradyne Inc (a)	21,100	$1,016

Aerospace & Defense Equipment (2.72%)
AAR Corp (a)	228,128	6,720
BE Aerospace Inc (a)	125,179	4,833
DRS Technologies Inc	26,157	1,404
Triumph Group Inc	50,050	2,703

		15,660

Alternative Waste Tech (0.78%)
Darling International Inc (a)	388,210	4,503

Applications Software (2.48%)
Callidus Software Inc (a)	123,415	608
EPIQ Systems Inc (a)	54,842	809
Moldflow Corp (a)	79,220	1,035
Nuance Communications Inc (a)(b)	439,224	6,979
Progress Software Corp (a)	108,823	3,213
Verint Systems Inc (a)	85,633	1,584

		14,228

Auto/Truck Parts & Equipment — Original (0.18%)
Wonder Auto Technology Inc (a)	103,679	1,036

Batteries & Battery Systems (0.15%)
Energy Conversion Devices Inc (a)(b)	37,590	868

Building — Maintenance & Service (0.52%)
Healthcare Services Group	123,450	2,995

Building & Construction — Miscellaneous (0.18%)
Layne Christensen Co (a)(b)	27,513	1,015

Cellular Telecommunications (0.10%)
Centennial Communications Corp (a)	96,158	550

Chemicals — Plastics (0.14%)
Landec Corp (a)(b)	87,817	818

Chemicals — Specialty (0.15%)
Terra Industries Inc (a)	18,950	854

Commercial Banks (2.25%)
Prosperity Bancshares Inc	88,400	2,541
SVB Financial Group (a)(b)	77,785	3,765
Texas Capital Bancshares Inc (a)	128,974	2,248
UCBH Holdings Inc (b)	210,181	2,968
Virginia Commerce Bancorp (a)(b)	69,625	836
Wilshire Bancorp Inc	70,770	558

		12,916

Commercial Services (1.17%)
HMS Holdings Corp (a)	65,663	2,075
Team Inc (a)	33,497	1,006
TeleTech Holdings Inc (a)(b)	185,800	3,666

		6,747

Communications Software (0.16%)
Smith Micro Software Inc (a)(b)	118,804	895

Computer Aided Design (1.19%)
Ansys Inc (a)	195,680	6,831

Computer Services (0.92%)
BluePhoenix Solutions Ltd (a)(b)	62,824	937
Factset Research Systems Inc	59,429	3,324
iGate Corp (a)(b)	95,707	792
Starlims Technologies Ltd (a)	33,642	249

		5,302

Computer Software (0.15%)
Omniture Inc (a)(b)	35,588	880

Computers — Integrated Systems (1.59%)
Brocade Communications Systems Inc (a)	282,600	1,947
Micros Systems Inc (a)	73,056	4,499
Stratasys Inc (a)(b)	121,900	2,694

		9,140

Computers — Memory Devices (0.21%)
Data Domain Inc (a)	53,049	1,196

Computers — Peripheral Equipment (0.36%)
Compellent Technologies Inc (a)(b)	77,200	699
Icad Inc (a)	201,783	468
Rimage Corp (a)	38,857	907

		2,074

Consulting Services (1.11%)
CRA International Inc (a)(b)	70,286	2,934
FTI Consulting Inc (a)	33,986	1,880
Huron Consulting Group Inc (a)	22,100	1,587

		6,401

Containers — Metal & Glass (0.18%)
Greif Inc	15,470	1,018

Cosmetics & Toiletries (1.43%)
Bare Escentuals Inc (a)(b)	139,605	3,328
Chattem Inc (a)(b)	63,750	4,891

		8,219

Data Processing & Management (0.49%)
FalconStor Software Inc (a)(b)	319,625	2,819

Decision Support Software (0.76%)
DemandTec Inc (a)(b)	134,681	1,728

Schedule of Investments
Partners SmallCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Decision Support Software (continued)
Interactive Intelligence Inc (a)	129,577	$2,123
SPSS Inc (a)(b)	15,648	517

		4,368

Diagnostic Equipment (1.31%)
Gen-Probe Inc (a)	85,887	4,908
Hansen Medical Inc (a)(b)	81,700	1,461
Immucor Inc (a)	40,500	1,168

		7,537

Diagnostic Kits (0.34%)
Medtox Scientific Inc (a)	36,602	647
Meridian Bioscience Inc	40,926	1,285

		1,932

Disposable Medical Products (0.12%)
Volcano Corp (a)	62,378	683

Distribution & Wholesale (1.01%)
Beacon Roofing Supply Inc (a)(b)	67,445	626
Chindex International Inc (a)	27,093	858
LKQ Corp (a)	241,846	4,327

		5,811

Diversified Manufacturing Operations (0.97%)
Ameron International Corp	9,776	878
Barnes Group Inc	32,493	866
ESCO Technologies Inc (a)(b)	88,099	3,303
Lydall Inc (a)	59,822	543

		5,590

E-Commerce — Products (0.39%)
1-800-FLOWERS.COM Inc (a)(b)	110,268	861
NutriSystem Inc (a)(b)	48,439	1,387

		2,248

Educational Software (1.09%)
Blackboard Inc (a)	138,566	4,847
SkillSoft PLC ADR (a)	153,664	1,400

		6,247

Electronic Components — Miscellaneous (1.05%)
Daktronics Inc (b)	92,423	1,894
Technitrol Inc	182,890	4,144

		6,038

Electronic Components — Semiconductors (3.58%)
Advanced Analogic Technologies Inc (a)	463,770	3,126
AXT Inc (a)	170,786	960
Diodes Inc (a)(b)	134,495	3,113
Microsemi Corp (a)(b)	389,776	8,856
ON Semiconductor Corp (a)(b)	113,780	737
Rubicon Technology Inc (a)(b)	5,120	121
SiRF Technology Holdings Inc (a)(b)	27,100	415
Skyworks Solutions Inc (a)(b)	246,850	1,987
Volterra Semiconductor Corp (a)(b)	69,950	642
Zoran Corp (a)	49,985	590

		20,547

Electronic Design Automation (0.47%)
Ansoft Corp (a)	95,202	2,022
Magma Design Automation Inc (a)(b)	59,730	681

		2,703

Electronic Measurement Instruments (0.95%)
Analogic Corp	30,278	1,788
Flir Systems Inc (a)(b)	51,980	1,574
Itron Inc (a)(b)	15,300	1,261
LeCroy Corp (a)	94,826	862

		5,485

Electronic Security Devices (1.01%)
Taser International Inc (a)(b)	503,511	5,785

E-Marketing & Information (0.12%)
Constant Contact Inc (a)(b)	31,373	669

Energy — Alternate Sources (0.46%)
Evergreen Solar Inc (a)(b)	84,200	1,026
FuelCell Energy Inc (a)(b)	117,184	986
Headwaters Inc (a)(b)	55,139	621

		2,633

Engineering — Research & Development Services (0.52%)
EMCOR Group Inc (a)	135,922	2,981

Enterprise Software & Services (2.51%)
Concur Technologies Inc (a)(b)	33,497	1,175
Lawson Software Inc (a)	68,500	595
Omnicell Inc (a)(b)	213,690	5,359
Taleo Corp (a)	39,082	826
Ultimate Software Group Inc (a)(b)	239,678	6,483

		14,438

E-Services — Consulting (0.16%)
Access Integrated Technologies Inc (a)(b)	75,623	246
Perficient Inc (a)(b)	49,300	685

		931

Finance — Consumer Loans (0.13%)
Portfolio Recovery Associates Inc (b)	20,996	763

Firearms & Ammunition (0.19%)
Smith & Wesson Holding Corp (a)(b)	234,388	1,113

Food — Miscellaneous/Diversified (0.95%)
Chiquita Brands International Inc (a)(b)	223,921	4,183
Diamond Foods Inc	25,450	483

Schedule of Investments
Partners SmallCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (continued)
Hain Celestial Group Inc (a)(b)	29,901	$807

		5,473

Food — Wholesale & Distribution (0.21%)
United Natural Foods Inc (a)	49,601	1,189

Footwear & Related Apparel (1.30%)
CROCS Inc (a)(b)	83,150	2,893
Iconix Brand Group Inc (a)(b)	219,056	4,554

		7,447

Health Care Cost Containment (0.11%)
Transcend Services Inc (a)	67,466	655

Home Furnishings (0.06%)
Tempur-Pedic International Inc (b)	16,650	330

Hotels & Motels (0.20%)
Orient-Express Hotels Ltd (b)	22,680	1,174

Housewares (0.07%)
Lifetime Brands Inc	33,303	396

Human Resources (0.86%)
Emergency Medical Services Corp (a)(b)	47,280	1,455
Kenexa Corp (a)(b)	34,840	619
SuccessFactors Inc (a)(b)	112,100	1,010
TrueBlue Inc (a)(b)	130,421	1,861

		4,945

Identification Systems — Development (0.11%)
L-1 Identity Solutions Inc (a)(b)	46,183	629

Industrial Automation & Robots (0.12%)
Hurco Cos Inc (a)	19,613	717

Industrial Gases (0.72%)
Airgas Inc	88,863	4,124

Instruments — Scientific (0.30%)
FEI Co (a)(b)	75,220	1,704

Internet Application Software (0.16%)
Cybersource Corp (a)	55,682	933

Internet Content — Entertainment (0.14%)
Shanda Interactive Entertainment Ltd ADR (a)	29,788	819

Internet Content — Information & News (0.92%)
LoopNet Inc (a)(b)	200,314	2,827
TheStreet.com Inc	223,630	2,482

		5,309

Internet Incubators (0.31%)
Internet Capital Group Inc (a)(b)	186,390	1,765

Internet Infrastructure Software (0.16%)
AsiaInfo Holdings Inc (a)(b)	104,714	917

Internet Security (0.51%)
Blue Coat Systems Inc (a)	108,800	2,923

Internet Telephony (0.13%)
j2 Global Communications Inc (a)(b)	35,200	771

Lasers — Systems & Components (0.84%)
II-VI Inc (a)	148,149	4,803

Machinery — Construction & Mining (0.58%)
Bucyrus International Inc	35,794	3,318

Machinery — General Industry (1.53%)
DXP Enterprises Inc (a)	23,158	845
Middleby Corp (a)(b)	66,642	3,973
Wabtec Corp	116,400	4,003

		8,821

Machinery — Print Trade (0.12%)
Presstek Inc (a)(b)	133,416	662

Machinery Tools & Related Products (0.38%)
Kennametal Inc	71,750	2,198

Medical — Biomedical/Gene (5.67%)
AMAG Pharmaceuticals Inc (a)(b)	28,600	1,475
BioMimetic Therapeutics Inc (a)(b)	39,500	587
Genomic Health Inc (a)(b)	65,800	1,381
Illumina Inc (a)(b)	37,075	2,362
Integra LifeSciences Holdings Corp (a)(b)	111,750	4,649
Lifecell Corp (a)(b)	245,395	9,696
Myriad Genetics Inc (a)(b)	110,866	4,768
Regeneron Pharmaceuticals Inc (a)	65,900	1,336
Sangamo Biosciences Inc (a)(b)	218,116	2,497
Seattle Genetics Inc/WA (a)(b)	111,700	1,023
Sequenom Inc (a)	195,157	1,618
Third Wave Technologies Inc (a)	147,302	1,199

		32,591

Medical — Drugs (0.58%)
Array Biopharma Inc (a)(b)	138,900	904
Auxilium Pharmaceuticals Inc (a)(b)	54,000	1,847
Sirtris Pharmaceuticals Inc (a)(b)	49,207	593

		3,344

Medical — Generic Drugs (0.27%)
Perrigo Co	50,050	1,544

Schedule of Investments
Partners SmallCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical — Outpatient & Home Medical Care (0.34%)
Res-Care Inc (a)	87,000	$1,946

Medical Imaging Systems (0.23%)
IRIS International Inc (a)	75,111	1,347

Medical Information Systems (1.20%)
Allscripts Healthcare Solutions Inc (a)	22,650	336
AMICAS Inc (a)	279,066	782
Phase Forward Inc (a)	334,339	5,767

		6,885

Medical Instruments (3.55%)
Abaxis Inc (a)	94,100	3,063
Angiodynamics Inc (a)	68,300	1,384
Arthrocare Corp (a)(b)	40,278	1,612
Bruker BioSciences Corp (a)(b)	114,899	1,178
Cepheid Inc (a)(b)	176,825	5,400
Micrus Endovascular Corp (a)(b)	92,059	1,769
NuVasive Inc (a)	42,602	1,679
Spectranetics Corp (a)(b)	126,910	1,584
Symmetry Medical Inc (a)	55,764	1,015
Thoratec Corp (a)(b)	86,240	1,380
Transl Inc (a)(b)	22,839	333

		20,397

Medical Laboratory & Testing Service (0.44%)
Bio-Reference Labs Inc (a)(b)	91,477	2,506

Medical Laser Systems (0.08%)
Biolase Technology Inc (a)(b)	139,820	473

Medical Products (1.16%)
Accuray Inc (a)(b)	110,843	1,055
American Medical Systems Holdings Inc (a)(b)	25,420	363
Cantel Medical Corp (a)	59,730	692
Luminex Corp (a)(b)	70,386	1,054
Sonic Innovations Inc (a)(b)	137,258	862
TomoTherapy Inc (a)(b)	47,500	703
Tutogen Medical Inc (a)	58,593	564
Wright Medical Group Inc (a)	50,753	1,386

		6,679

Metal Processors & Fabrication (0.62%)
Kaydon Corp	18,024	788
Ladish Co Inc (a)	77,970	2,767

		3,555

Miscellaneous Manufacturers (0.13%)
American Railcar Industries Inc (b)	21,693	371
China Fire & Security Group Inc (a)(b)	35,198	371

		742

Networking Products (1.32%)
Atheros Communications Inc (a)(b)	42,550	1,162
Foundry Networks Inc (a)	88,450	1,221
Ixia (a)	282,790	2,093
Netgear Inc (a)	31,786	847
Polycom Inc (a)	90,507	2,285

		7,608

Oil — Field Services (1.82%)
Cal Dive International Inc (a)(b)	49,170	466
Core Laboratories NV (a)	31,622	3,564
Hornbeck Offshore Services Inc (a)(b)	47,253	1,828
Tetra Technologies Inc (a)	199,167	3,117
Willbros Group Inc (a)(b)	44,900	1,496

		10,471

Oil Company — Exploration & Production (2.13%)
Carrizo Oil & Gas Inc (a)(b)	40,421	1,968
Penn Virginia Corp	30,073	1,281
PetroHawk Energy Corp (a)	311,872	4,912
Quicksilver Resources Inc (a)(b)	53,477	3,039
Whiting Petroleum Corp (a)	19,596	1,053

		12,253

Oil Field Machinery & Equipment (1.32%)
Complete Production Services Inc (a)(b)	180,170	2,865
Mitcham Industries Inc (a)	115,025	1,933
T-3 Energy Services Inc (a)	62,000	2,789

		7,587

Pharmacy Services (0.20%)
BioScrip Inc (a)	147,966	1,148

Physical Therapy & Rehabilitation Centers (0.71%)
Psychiatric Solutions Inc (a)(b)	134,775	4,066

Physician Practice Management (1.49%)
Pediatrix Medical Group Inc (a)	125,401	8,539

Private Corrections (0.33%)
Geo Group Inc/The (a)(b)	79,200	1,894

Property & Casualty Insurance (0.17%)
United America Indemnity Ltd (a)	47,381	972

Reinsurance (0.14%)
Argo Group International Holdings Ltd (a)(b)	19,684	804

REITS — Healthcare (0.72%)
Ventas Inc (b)	94,012	4,155

REITS — Office Property (0.28%)
BioMed Realty Trust Inc	70,394	1,625

Schedule of Investments
Partners SmallCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Research & Development (2.11%)
Albany Molecular Research Inc (a)(b)	81,863	$881
Kendle International Inc (a)(b)	103,148	4,372
Parexel International Corp (a)	126,364	6,876

		12,129

Respiratory Products (0.35%)
Resmed Inc (a)(b)	43,488	2,026

Retail — Apparel & Shoe (2.75%)
Aeropostale Inc (a)	76,700	2,161
Charlotte Russe Holding Inc (a)	28,800	519
Childrens Place Retail Stores Inc/The (a)	84,269	1,562
Gymboree Corp (a)	76,100	2,909
Phillips-Van Heusen Corp	123,202	5,192
Tween Brands Inc (a)(b)	49,500	1,585
Wet Seal Inc/The (a)	621,445	1,895

		15,823

Retail — Discount (0.11%)
99 Cents Only Stores (a)(b)	75,602	629

Retail — Jewelry (0.04%)
Fuqi International Inc (a)	28,815	246

Retail — Perfume & Cosmetics (0.23%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	84,922	1,294

Retail — Petroleum Products (0.17%)
World Fuel Services Corp	37,310	987

Retail — Restaurants (2.37%)
California Pizza Kitchen Inc (a)(b)	269,133	3,614
CKE Restaurants Inc	251,932	3,305
Red Robin Gourmet Burgers Inc (a)(b)	90,200	3,146
Texas Roadhouse Inc (a)(b)	295,400	3,566

		13,631

Satellite Telecommunications (0.08%)
GeoEye Inc (a)	12,550	439

Schools (0.41%)
Capella Education Co (a)	18,803	1,186
Corinthian Colleges Inc (a)	73,676	622
Strayer Education Inc	3,174	548

		2,356

Seismic Data Collection (0.55%)
ION Geophysical Corp (a)(b)	257,100	3,188

Semiconductor Component — Integrated Circuits (1.95%)
Anadigics Inc (a)(b)	369,797	3,694
Hittite Microwave Corp (a)	68,700	2,736
Power Integrations Inc (a)	85,994	2,191
Standard Microsystems Corp (a)	87,117	2,607

		11,228

Semiconductor Equipment (0.44%)
Amtech Systems Inc (a)	64,331	657
BTU International Inc (a)	50,968	596
LTX Corp (a)	111,733	302
Varian Semiconductor Equipment Associates Inc (a)	30,827	993

		2,548

Steel — Producers (1.19%)
Steel Dynamics Inc	130,806	6,822

Superconductor Production & Systems (0.15%)
American Superconductor Corp (a)(b)	42,873	868

Telecommunication Equipment (1.50%)
Comtech Telecommunications Corp (a)	75,300	3,373
Nice Systems Ltd ADR (a)	170,917	5,232

		8,605

Telecommunication Equipment — Fiber Optics (0.35%)
Harmonic Inc (a)	182,950	1,998

Telecommunication Services (1.98%)
Cbeyond Inc (a)	107,500	3,627
Knology Inc (a)(b)	70,663	802
NeuStar Inc (a)(b)	59,218	1,760
Neutral Tandem Inc (a)	78,109	1,562
PAETEC Holding Corp (a)(b)	77,734	739
SAVVIS Inc (a)(b)	50,480	1,020
Time Warner Telecom Inc (a)(b)	106,250	1,857

		11,367

Theaters (0.14%)
National CineMedia Inc	34,200	779

Therapeutics (1.21%)
Alnylam Pharmaceuticals Inc (a)(b)	11,350	341
BioMarin Pharmaceutical Inc (a)(b)	137,460	5,094
Isis Pharmaceuticals Inc (a)(b)	96,386	1,504

		6,939

Toys (0.80%)
Marvel Entertainment Inc (a)(b)	162,960	4,595

Transactional Software (0.70%)
Bottomline Technologies Inc (a)	68,716	891
Innerworkings Inc (a)(b)	226,800	3,141

		4,032

Schedule of Investments
Partners SmallCap Growth Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Transport — Equipment & Leasing (0.07%)
Aircastle Ltd	16,235	$399

Transport — Services (0.81%)
HUB Group Inc (a)	159,200	4,637

Transport — Truck (1.12%)
Landstar System Inc	116,290	5,818
Old Dominion Freight Line Inc (a)	20,450	596

		6,414

Veterinary Diagnostics (0.96%)
Animal Health International Inc (a)	78,369	941
Neogen Corp (a)	35,782	858
VCA Antech Inc (a)	96,277	3,722

		5,521

Web Hosting & Design (0.27%)
NaviSite Inc (a)	124,405	560
NIC Inc	138,765	992

		1,552

Web Portals (0.33%)
Trizetto Group (a)	19,900	388
United Online Inc (b)	132,460	1,480

		1,868

Wireless Equipment (2.14%)
Ceragon Networks Ltd (a)	170,100	1,546
Globecomm Systems Inc (a)	102,705	962
Novatel Wireless Inc (a)(b)	189,376	3,030
SBA Communications Corp (a)	132,300	3,918
Sierra Wireless Inc (a)(b)	49,308	730
Viasat Inc (a)	102,000	2,119

		12,305

X-Ray Equipment (0.22%)
Hologic Inc (a)(b)	19,806	1,275

TOTAL COMMON STOCKS		$558,136

SHORT TERM INVESTMENTS (13.74%)
Money Market Funds (13.74%)
BNY Institutional Cash Reserve Fund (c)	$78,951	$78,951

TOTAL SHORT TERM INVESTMENTS		$78,951

REPURCHASE AGREEMENTS (11.37%)
Finance — Investment Banker & Broker (6.86%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $39,748,000; 0.00% — 6.38%; dated 05/16/08 — 01/11/27) (c)	$39,451	$39,448

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (continued)
Money Center Banks (4.51%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $26,111,000; 0.00% — 6.63%; dated 03/14/08 — 05/15/30) (c)	$25,908	$25,906

TOTAL REPURCHASE AGREEMENTS		$65,354

Total Investments		$702,441
Liabilities in Excess of Other Assets, Net — (22.23)%		(127,735)

TOTAL NET ASSETS — 100.00%		$574,706

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$87,396
Unrealized Depreciation	(67,288)

Net Unrealized Appreciation (Depreciation)	20,108
Cost for federal income tax purposes	682,333

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.80%
Consumer, Non-cyclical	28.45%
Technology	20.25%
Industrial	15.75%
Communications	11.06%
Consumer, Cyclical	9.43%
Energy	6.29%
Basic Materials	2.20%
Liabilities in Excess of Other Assets, Net	(22.23%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners SmallCap Growth Fund III
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (98.26%)
Advanced Materials & Products (0.40%)
Hexcel Corp (a)	57,900	$1,264

Aerospace & Defense (0.48%)
TransDigm Group Inc (a)	36,100	1,494

Aerospace & Defense Equipment (1.85%)
BE Aerospace Inc (a)	48,000	1,853
Heico Corp (b)	27,700	1,233
Orbital Sciences Corp (a)	87,300	2,034
Triumph Group Inc	12,400	670

		5,790

Airlines (0.20%)
JetBlue Airways Corp (a)	88,900	614

Alternative Waste Tech (0.45%)
Calgon Carbon Corp (a)(b)	92,300	1,420

Applications Software (3.58%)
Nuance Communications Inc (a)(b)	103,000	1,637
Red Hat Inc (a)	510,100	9,528

		11,165

Auction House & Art Dealer (0.43%)
Ritchie Bros Auctioneers Inc (a)	16,400	1,349

Auto — Medium & Heavy Duty Trucks (0.29%)
Oshkosh Truck Corp	20,100	920

Broadcasting Services & Programming (0.20%)
DG FastChannel Inc (a)	29,000	614

Chemicals — Plastics (0.67%)
Metabolix Inc (a)(b)	115,200	2,100

Coal (0.33%)
Alpha Natural Resources Inc (a)	31,200	1,044

Commercial Banks (0.65%)
East West Bancorp Inc (b)	62,100	1,494
Frontier Financial Corp (b)	26,200	534

		2,028

Commercial Services (0.56%)
Alliance Data Systems Corp (a)	9,800	495
HMS Holdings Corp (a)	39,200	1,239

		1,734

Commercial Services — Finance (0.77%)
Bankrate Inc (a)	26,600	1,443
Morningstar Inc (a)	14,400	951

		2,394

Computer Services (1.98%)
BluePhoenix Solutions Ltd (a)(b)	90,600	1,351
Factset Research Systems Inc	26,600	1,488
IHS Inc (a)	53,900	3,338

		6,177

Computer Software (0.44%)
Omniture Inc (a)(b)	55,700	1,377

Computers — Integrated Systems (0.77%)
Riverbed Technology Inc (a)(b)	108,200	2,418

Computers — Peripheral Equipment (0.15%)
Immersion Corp (a)(b)	48,700	477

Consulting Services (0.51%)
Watson Wyatt Worldwide Inc	32,100	1,578

Cosmetics & Toiletries (1.24%)
Alberto-Culver Co (a)	20,500	549
Bare Escentuals Inc (a)(b)	41,800	996
Chattem Inc (a)(b)	30,300	2,325

		3,870

Data Processing & Management (0.78%)
Commvault Systems Inc (a)	79,700	1,484
Dun & Bradstreet Corp	4,700	432
Global Payments Inc	14,000	524

		2,440
Decision Support Software (1.47%)

Wind River Systems Inc (a)(b)	546,300	4,583

Distribution & Wholesale (0.92%)
Brightpoint Inc (a)	62,000	789
LKQ Corp (a)	116,500	2,084

		2,873

Drug Delivery Systems (0.73%)
Alkermes Inc (a)(b)	171,400	2,283

E-Commerce — Products (1.46%)
Blue Nile Inc (a)(b)	24,400	1,348
NutriSystem Inc (a)(b)	80,800	2,313
Shutterfly Inc (a)(b)	45,910	893

		4,554

E-Commerce — Services (0.51%)
Priceline.com Inc (a)(b)	14,700	1,595

Electric — Transmission (0.52%)
ITC Holdings Corp	30,800	1,627

Electronic Components — Miscellaneous (2.47%)
China Digital TV Holding Co Ltd ADR (a)(b)	89,500	2,021

Schedule of Investments
Partners SmallCap Growth Fund III
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Electronic Components — Miscellaneous (continued)
Flextronics International Ltd (a)	485,900	$5,685

		7,706

Electronic Components — Semiconductors (2.30%)
Aixtron AG ADR (a)(b)	103,100	1,276
Emcore Corp (a)(b)	85,000	1,162
Intersil Corp	67,000	1,543
Skyworks Solutions Inc (a)(b)	397,600	3,201

		7,182

Electronic Design Automation (0.13%)
Synopsys Inc (a)	18,500	407

Electronic Measurement Instruments (0.89%)
Axsys Technologies Inc (a)	53,704	2,033
Itron Inc (a)(b)	8,900	734

		2,767

Energy — Alternate Sources (0.87%)
First Solar Inc (a)	3,400	618
Sunpower Corp (a)(b)	15,900	1,099
US BioEnergy Corp (a)(b)	121,000	1,004

		2,721

Engineering — Research & Development Services (0.75%)
EMCOR Group Inc (a)	66,700	1,463
Jacobs Engineering Group Inc (a)	11,600	886

		2,349

Enterprise Software & Services (1.39%)
Advent Software Inc (a)(b)	31,400	1,418
Concur Technologies Inc (a)	52,800	1,851
MedAssets Inc (a)	52,600	1,060

		4,329

Entertainment Software (1.01%)
Activision Inc (a)	91,000	2,354
THQ Inc (a)(b)	44,150	795

		3,149

Finance — Investment Banker & Broker (1.98%)
Greenhill & Co Inc (b)	37,400	2,526
Jefferies Group Inc	156,400	3,162
Thomas Weisel Partners Group Inc (a)(b)	37,500	480

		6,168

Finance — Other Services (1.47%)
GFI Group Inc (a)	29,200	2,576
Nasdaq Stock Market Inc/The (a)	43,300	2,003

		4,579

Food — Miscellaneous/Diversified (0.12%)
McCormick & Co Inc/MD	10,700	361

Food — Retail (0.51%)
Whole Foods Market Inc (b)	40,500	1,597

Footwear & Related Apparel (3.25%)
CROCS Inc (a)	236,700	8,235
Deckers Outdoor Corp (a)(b)	15,700	1,903

		10,138

Hazardous Waste Disposal (0.66%)
EnergySolutions Inc (a)	91,500	2,059

Home Furnishings (0.40%)
Tempur-Pedic International Inc (b)	62,500	1,239

Identification Systems — Development (0.12%)
L-1 Identity Solutions Inc (a)(b)	26,720	364

Independent Power Producer (0.34%)
Ormat Technologies Inc (b)	24,100	1,048

Internet Application Software (1.18%)
DealerTrack Holdings Inc (a)	36,700	989
eResearchTechnology Inc (a)(b)	64,900	631
Vocus Inc (a)	70,210	2,066

		3,686

Internet Connectivity Services (0.39%)
Cogent Communications Group Inc (a)(b)	59,400	1,216

Internet Content — Entertainment (0.11%)
Giant Interactive Group Inc ADR (a)(b)	35,400	351

Internet Infrastructure Equipment (0.74%)
Avocent Corp (a)	139,000	2,307

Internet Security (0.62%)
Blue Coat Systems Inc (a)	53,600	1,440
SonicWALL Inc (a)(b)	57,100	502

		1,942

Investment Management & Advisory Services (4.11%)
Affiliated Managers Group Inc (a)(b)	25,900	2,546
Blackstone Group LP/The (b)	214,400	3,935
Federated Investors Inc	22,600	962
Fortress Investment Group LLC (b)	146,400	2,168
Och-Ziff Capital Management Group LLC (b)	114,400	2,524
Waddell & Reed Financial Inc	20,800	690

		12,825

Lasers — Systems & Components (0.46%)
Cymer Inc (a)(b)	44,900	1,213
Rofin-Sinar Technologies Inc (a)	5,500	234

		1,447

Schedule of Investments
Partners SmallCap Growth Fund III
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Leisure & Recreation Products (0.65%)
WMS Industries Inc (a)(b)	53,900	$2,016

Lighting Products & Systems (0.57%)
Universal Display Corp (a)(b)	110,300	1,784

Machinery — Construction & Mining (0.70%)
Bucyrus International Inc	23,500	2,179

Machinery — General Industry (0.52%)
Chart Industries Inc (a)	64,500	1,633

Marine Services (0.22%)
Aegean Marine Petroleum Network Inc	20,700	677

Medical — Biomedical/Gene (4.12%)
Affymetrix Inc (a)(b)	184,800	3,707
Alexion Pharmaceuticals Inc (a)(b)	8,400	549
AMAG Pharmaceuticals Inc (a)	4,600	237
American Oriental Bioengineering Inc (a)(b)	87,200	852
Cell Genesys Inc (a)(b)	321,600	582
Geron Corp (a)(b)	88,200	438
Illumina Inc (a)(b)	77,900	4,962
Millipore Corp (a)	6,200	435
Vertex Pharmaceuticals Inc (a)	54,000	1,100

		12,862

Medical — Drugs (4.33%)
Cephalon Inc (a)(b)	110,400	7,246
Cubist Pharmaceuticals Inc (a)(b)	267,700	4,548
Medicis Pharmaceutical Corp	84,100	1,708

		13,502

Medical — Generic Drugs (0.79%)
Perrigo Co (b)	79,800	2,461

Medical — Outpatient & Home Medical Care (0.40%)
Air Methods Corp (a)(b)	16,500	757
Lincare Holdings Inc (a)	14,500	484

		1,241

Medical Instruments (2.09%)
Abaxis Inc (a)	29,300	954
Arthrocare Corp (a)(b)	13,400	536
Cepheid Inc (a)(b)	66,162	2,021
Conceptus Inc (a)	32,800	534
NuVasive Inc (a)	62,600	2,467

		6,512

Medical Laboratory & Testing Service (0.17%)
Icon Plc ADR (a)	8,300	520

Medical Products (0.52%)
PSS World Medical Inc (a)(b)	93,100	1,610

Metal — Iron (0.07%)
Cleveland-Cliffs Inc	2,000	204

Metal Processors & Fabrication (1.07%)
Dynamic Materials Corp (b)	32,261	1,728
Kaydon Corp	36,800	1,608

		3,336

Multimedia (0.40%)
Martha Stewart Living Omnimedia (a)(b)	183,600	1,256

Networking Products (3.20%)
Polycom Inc (a)	395,900	9,996

Office Furnishings — Original (0.40%)
Herman Miller Inc	13,600	432
Knoll Inc	61,900	827

		1,259

Oil — Field Services (1.10%)
Helix Energy Solutions Group Inc (a)	25,800	954
Hercules Offshore Inc (a)	16,400	378
Matrix Service Co (a)	58,813	1,060
Superior Energy Services (a)	25,900	1,038

		3,430

Oil & Gas Drilling (0.30%)
Atwood Oceanics Inc (a)	11,300	939

Oil Company — Exploration & Production (2.37%)
Brigham Exploration Co (a)	137,888	957
Carrizo Oil & Gas Inc (a)(b)	50,200	2,443
Continental Resources Inc/OK (a)	74,300	1,851
Whiting Petroleum Corp (a)	39,800	2,139

		7,390

Oil Field Machinery & Equipment (1.98%)
FMC Technologies Inc (a)	46,900	2,259
Grant Prideco Inc (a)	78,700	3,917

		6,176

Patient Monitoring Equipment (0.67%)
Masimo Corp (a)(b)	58,700	2,095

Physician Practice Management (0.61%)
Pediatrix Medical Group Inc (a)	27,800	1,893

Printing — Commercial (0.43%)
VistaPrint Ltd (a)(b)	36,300	1,351

Property & Casualty Insurance (0.23%)
Amtrust Financial Services Inc	46,300	727

Real Estate Management & Services (0.23%)
Jones Lang LaSalle Inc	9,400	731

Schedule of Investments
Partners SmallCap Growth Fund III
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Real Estate Operator & Developer (0.60%)
Meruelo Maddux Properties Inc (a)	357,300	$1,876

REITS — Diversified (0.13%)
Digital Realty Trust Inc	11,700	418

REITS — Regional Malls (0.12%)
Macerich Co/The	5,700	390

Retail — Apparel & Shoe (5.14%)
Chico’s FAS Inc (a)	21,100	228
Columbia Sportswear Co (b)	7,400	323
Guess ? Inc	30,600	1,142
J Crew Group Inc (a)(b)	28,800	1,317
Lululemon Athletica Inc (a)(b)	42,100	1,427
Phillips-Van Heusen Corp	52,500	2,212
Quiksilver Inc (a)(b)	744,800	7,098
Urban Outfitters Inc (a)(b)	79,500	2,305

		16,052

Retail — Automobile (0.69%)
Copart Inc (a)	52,700	2,154

Retail — Mail Order (0.61%)
Williams-Sonoma Inc (b)	70,500	1,895

Retail — Restaurants (0.50%)
California Pizza Kitchen Inc (a)(b)	15,600	210
Cheesecake Factory/The (a)(b)	19,500	426
Chipotle Mexican Grill Inc (a)(b)	7,500	913

		1,549

Retail — Sporting Goods (0.29%)
Zumiez Inc (a)(b)	47,800	919

Savings & Loans — Thrifts (0.47%)
New York Community Bancorp Inc	22,800	423
People’s United Financial Inc	62,300	1,052

		1,475

Schools (1.93%)
American Public Education Inc (a)	13,400	528
Capella Education Co (a)	30,065	1,897
DeVry Inc	25,500	1,407
Strayer Education Inc	12,700	2,192

		6,024

Semiconductor Component — Integrated Circuits (0.76%)
TriQuint Semiconductor Inc (a)	502,600	2,382

Semiconductor Equipment (0.86%)
ATMI Inc (a)	46,900	1,233
Novellus Systems Inc (a)	8,800	209
Teradyne Inc (a)	76,500	839
Varian Semiconductor Equipment Associates Inc (a)	12,900	416

		2,697

Telecommunication Equipment (0.38%)
Nice Systems Ltd ADR (a)	38,900	1,191

Telecommunication Equipment — Fiber Optics (0.26%)
Harmonic Inc (a)	75,200	821

Telecommunication Services (1.39%)
Cbeyond Inc (a)(b)	39,100	1,319
Clearwire Corp (a)(b)	220,100	3,024

		4,343

Therapeutics (3.81%)
BioMarin Pharmaceutical Inc (a)(b)	81,500	3,020
CV Therapeutics Inc (a)(b)	277,100	2,322
Medarex Inc (a)(b)	552,800	5,523
United Therapeutics Corp (a)(b)	12,400	1,041

		11,906

Transactional Software (1.09%)
Longtop Financial Technologies Ltd ADR (a)	48,800	891
Solera Holdings Inc (a)	110,100	2,509

		3,400

Transport — Services (0.47%)
Expeditors International Washington Inc	31,200	1,475

Transport — Truck (0.51%)
JB Hunt Transport Services Inc	23,400	728
Landstar System Inc	17,500	875

		1,603

Wireless Equipment (1.50%)
Aruba Networks Inc (a)(b)	30,800	291
RF Micro Devices Inc (a)(b)	889,200	2,872
SBA Communications Corp (a)	51,400	1,522

		4,685

TOTAL COMMON STOCKS		$306,754

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (22.93%)
Finance — Investment Banker & Broker (5.41%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $17,029,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$16,902	$16,900

Schedule of Investments
Partners SmallCap Growth Fund III
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (17.52%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $49,895,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	$49,507	$49,503
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $2,666,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	2,589	2,589
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $2,666,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	2,588	2,588

		54,680

TOTAL REPURCHASE AGREEMENTS		$71,580

Total Investments		$378,334
Liabilities in Excess of Other Assets, Net — (21.19)%		(66,145)

TOTAL NET ASSETS — 100.00%		$312,189

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$22,808
Unrealized Depreciation	(53,979)

Net Unrealized Appreciation (Depreciation)	(31,171)
Cost for federal income tax purposes	409,505

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	32.93%
Consumer, Non-cyclical	24.93%
Technology	16.71%
Consumer, Cyclical	13.33%
Industrial	12.39%
Communications	12.35%
Energy	6.95%
Utilities	0.86%
Basic Materials	0.74%
Liabilities in Excess of Other Assets, Net	(21.19%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.94%)
Advanced Materials & Products (0.03%)
Ceradyne Inc (a)	1,000	$48

Aerospace & Defense Equipment (1.34%)
Curtiss-Wright Corp	1,800	75
DRS Technologies Inc	31,432	1,687
Kaman Corp	3,853	114
Moog Inc (a)	2,719	125
Triumph Group Inc	1,693	91

		2,092

Agricultural Chemicals (0.42%)
CF Industries Holdings Inc	3,600	385
UAP Holding Corp	6,934	266

		651

Agricultural Operations (0.03%)
Andersons Inc/The	1,200	55

Airlines (0.09%)
Alaska Air Group Inc (a)(b)	5,655	143

Apparel Manufacturers (0.04%)
Kellwood Co	3,054	61

Applications Software (0.01%)
PDF Solutions Inc (a)(b)	2,500	22

Auto — Medium & Heavy Duty Trucks (0.00%)
ASV Inc (a)	100	2
Force Protection Inc (a)	800	3

		5

Auto/Truck Parts & Equipment — Original (0.21%)
ArvinMeritor Inc (b)	3,363	45
Lear Corp (a)	2,149	63
Tenneco Inc (a)	4,033	107
Titan International Inc	4,176	119

		334

B2B — E-Commerce (0.03%)
i2 Technologies Inc (a)(b)	3,200	45

Batteries & Battery Systems (1.54%)
EnerSys (a)	300	7
Greatbatch Inc (a)	106,202	2,398
Medis Technologies Ltd (a)(b)	400	4

		2,409

Broadcasting Services & Programming (0.01%)
DG FastChannel Inc (a)	800	17

Building — Maintenance & Service (0.00%)
Home Solutions of America Inc (a)(b)	10,500	6

Building — Residential & Commercial (0.55%)
Amrep Corp (b)	900	41
Ryland Group Inc	24,277	818

		859

Building & Construction — Miscellaneous (1.81%)
Dycom Industries Inc (a)	119,686	2,827

Building & Construction Products — Miscellaneous (0.00%)
Drew Industries Inc	100	3

Building Products — Cement & Aggregate (0.07%)
Texas Industries Inc (b)	1,921	109

Cable TV (0.02%)
Charter Communications Inc (a)(b)	27,900	33

Cellular Telecommunications (0.04%)
Centennial Communications Corp (a)(b)	10,811	62

Chemicals — Diversified (0.19%)
FMC Corp	5,100	271
Rockwood Holdings Inc (a)	1,061	31

		302

Chemicals — Specialty (3.30%)
Arch Chemicals Inc	3,420	115
Cytec Industries Inc	42,196	2,389
HB Fuller Co	81,644	1,695
Minerals Technologies Inc	2,397	130
NewMarket Corp	9,932	535
OM Group Inc (a)	1,800	103
Symyx Technologies (a)(b)	15,000	99
WR Grace & Co (a)(b)	4,200	95

		5,161

Coal (0.06%)
Alpha Natural Resources Inc (a)(b)	1,400	47
International Coal Group Inc (a)(b)	7,300	45

		92

Coffee (0.02%)
Peet’s Coffee & Tea Inc (a)(b)	1,800	39

Collectibles (0.73%)
RC2 Corp (a)	60,518	1,137

Commercial Banks (4.52%)
Alabama National Bancorporation (b)	2,600	203
Bancfirst Corp	1,900	86
Bancorpsouth Inc	336	8
Capitol Bancorp Ltd (b)	400	8
Cathay General Bancorp	1,200	31
Central Pacific Financial Corp	1,500	28

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Commercial Banks (continued)
Citizens Republic Bancorp Inc	5,872	$83
Community Bank System Inc	900	20
Corus Bankshares Inc (b)	2,500	32
East West Bancorp Inc	1,300	31
First Bancorp/Puerto Rico (b)	12,200	117
First Midwest Bancorp Inc/IL	5,300	165
FNB Corp/PA	2,668	42
Fremont General Corp (b)	23,568	78
Hancock Holding Co	3,100	129
Independent Bank Corp/MI	1,700	24
MB Financial Inc (b)	2,500	78
Old Second Bancorp Inc	1,583	44
Pacific Capital Bancorp NA	1,300	28
Prosperity Bancshares Inc	7,900	227
S&T Bancorp Inc	2,700	84
Sterling Bancshares Inc/TX	154,930	1,554
Sterling Financial Corp/WA	1,350	24
Susquehanna Bancshares Inc	53	1
SVB Financial Group (a)(b)	6,829	330
Texas Capital Bancshares Inc (a)(b)	14,500	253
Trustmark Corp	4,080	94
UCBH Holdings Inc	204,372	2,886
Umpqua Holdings Corp (b)	2,100	34
W Holding Co Inc (b)	28,972	42
Westamerica Bancorporation	800	40
Wilshire Bancorp Inc	3,600	28
Wintrust Financial Corp	6,035	230

		7,062

Commercial Services (1.09%)
ICT Group Inc (a)(b)	2,500	22
Live Nation Inc (a)(b)	2,700	30
PeopleSupport Inc (a)(b)	3,466	43
Quanta Services Inc (a)(b)	71,570	1,569
TeleTech Holdings Inc (a)	1,928	38

		1,702

Commercial Services — Finance (0.02%)
Heartland Payment Systems Inc (b)	1,595	39

Computer Aided Design (0.05%)
Ansys Inc (a)	2,200	77

Computer Services (1.87%)
Ciber Inc (a)	11,198	54
Perot Systems Corp (a)	6,500	79
SYKES Enterprises Inc (a)(b)	176,330	2,784

		2,917

Computer Software (0.11%)
Avid Technology Inc (a)(b)	4,700	122
Omniture Inc (a)	2,107	52

		174

Computers (0.01%)
Rackable Systems Inc (a)	2,100	18

Computers — Integrated Systems (0.04%)
Agilysys Inc	4,123	63

Computers — Peripheral Equipment (2.00%)
Electronics for Imaging (a)	211,895	3,128

Consulting Services (1.57%)
FTI Consulting Inc (a)(b)	1,200	66
Navigant Consulting Inc (a)(b)	200,097	2,369
Watson Wyatt Worldwide Inc	300	15

		2,450

Consumer Products — Miscellaneous (0.02%)
Blyth Inc	1,431	31

Containers — Metal & Glass (0.03%)
Silgan Holdings Inc	862	41

Cosmetics & Toiletries (0.01%)
Elizabeth Arden Inc (a)	604	12

Diagnostic Equipment (0.00%)
Hansen Medical Inc (a)	300	5

Diagnostic Kits (0.19%)
Inverness Medical Innovations Inc (a)	6,711	302

Disposable Medical Products (0.01%)
Merit Medical Systems Inc (a)	1,200	19

Distribution & Wholesale (2.15%)
Bell Microproducts Inc (a)	5,398	29
Owens & Minor Inc	25,824	1,067
Scansource Inc (a)(b)	62,171	1,968
United Stationers Inc (a)	5,300	293

		3,357

Diversified Manufacturing Operations (0.77%)
Actuant Corp (b)	29,704	812
AO Smith Corp	3,473	122
Blount International Inc (a)	3,100	36
EnPro Industries Inc (a)	3,395	102
Koppers Holdings Inc	343	11
Matthews International Corp	2,400	117
Tredegar Corp	575	8

		1,208

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Diversified Operations (0.01%)
Resource America Inc (b)	700	$9

E-Commerce — Products (0.06%)
Overstock.com Inc (a)(b)	699	7
Stamps.com Inc (a)	7,650	81

		88

E-Commerce — Services (0.11%)
Move Inc (a)	37,200	89
Priceline.com Inc (a)(b)	700	76

		165

Electric — Integrated (2.59%)
Allete Inc	35,025	1,348
Black Hills Corp (b)	4,802	186
Cleco Corp	1,200	31
CMS Energy Corp	12,564	197
El Paso Electric Co (a)	12,223	286
Idacorp Inc	9,978	326
Integrys Energy Group Inc	3,515	171
NorthWestern Corp	5,060	146
PNM Resources Inc	53,574	1,035
Portland General Electric Co	4,400	108
UIL Holdings Corp	5,178	177
Unisource Energy Corp	1,040	31

		4,042

Electric Products — Miscellaneous (0.02%)
GrafTech International Ltd (a)	1,700	26
Littelfuse Inc (a)	300	9

		35

Electronic Components — Miscellaneous (1.69%)
Benchmark Electronics Inc (a)	142,980	2,538
OSI Systems Inc (a)(b)	1,587	37
Rogers Corp (a)	2,200	69

		2,644

Electronic Components — Semiconductors (0.29%)
Actel Corp (a)	4,700	56
Conexant Systems Inc (a)(b)	3,000	2
IPG Photonics Corp (a)	1,100	20
Kopin Corp (a)	4,702	16
Lattice Semiconductor Corp (a)	3,400	9
Microsemi Corp (a)(b)	2,976	68
Monolithic Power Systems Inc (a)	2,812	44
Omnivision Technologies Inc (a)(b)	1,932	27
PLX Technology Inc (a)	3,100	22
Silicon Image Inc (a)	2,500	11
SiRF Technology Holdings Inc (a)(b)	160	2
Skyworks Solutions Inc (a)	276	2
Syntax-Brillian Corp (a)(b)	7,000	16
Volterra Semiconductor Corp (a)(b)	9,400	86
Zoran Corp (a)	5,477	65

		446

Electronic Measurement Instruments (0.11%)
Analogic Corp	1,200	71
Itron Inc (a)(b)	1,200	99

		170

Energy — Alternate Sources (0.06%)
Evergreen Energy Inc (a)(b)	10,576	24
FuelCell Energy Inc (a)(b)	2,000	17
Headwaters Inc (a)	800	9
Nova Biosource Fuels Inc (a)(b)	11,800	26
Sunpower Corp (a)(b)	300	21

		97

Engineering — Research & Development Services (0.15%)
EMCOR Group Inc (a)	848	18
URS Corp (a)	5,100	224

		242

Engines — Internal Combustion (0.15%)
Briggs & Stratton Corp (b)	11,200	234

Enterprise Software & Services (0.10%)
Mantech International Corp (a)	2,200	90
MicroStrategy Inc (a)	100	7
Packeteer Inc (a)(b)	2,000	10
SYNNEX Corp (a)	2,300	49

		156

Environmental Consulting & Engineering (1.62%)
Tetra Tech Inc (a)(b)	128,284	2,526

Finance — Consumer Loans (0.01%)
Ocwen Financial Corp (a)(b)	1,922	12

Finance — Credit Card (0.02%)
CompuCredit Corp (a)(b)	1,636	24

Finance — Investment Banker & Broker (0.27%)
Friedman Billings Ramsey Group Inc	13,799	45
Investment Technology Group Inc (a)	3,720	175
Knight Capital Group Inc (a)	3,000	50
Piper Jaffray Cos (a)	1,549	73
Stifel Financial Corp (a)	1,700	74

		417

Finance — Leasing Company (1.01%)
Financial Federal Corp	65,901	1,584

Finance — Mortgage Loan/Banker (1.30%)
Centerline Holding Co (b)	3,544	20

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Finance — Mortgage Loan/Banker (continued)
IndyMac Bancorp Inc (b)	245,899	$2,009

		2,029

Finance — Other Services (0.12%)
Asset Acceptance Capital Corp	5,300	51
GFI Group Inc (a)	100	9
Nasdaq Stock Market Inc/The (a)	2,890	134

		194

Financial Guarantee Insurance (0.02%)
Triad Guaranty Inc (a)(b)	3,560	25

Firearms & Ammunition (0.00%)
Smith & Wesson Holding Corp (a)(b)	700	3

Food — Miscellaneous/Diversified (1.79%)
Corn Products International Inc	5,974	202
Ralcorp Holdings Inc (a)	47,596	2,590

		2,792

Food — Retail (0.05%)
Ruddick Corp	2,100	72
Winn-Dixie Stores Inc (a)(b)	130	2

		74

Food — Wholesale & Distribution (0.06%)
Nash Finch Co (b)	940	33
Spartan Stores Inc	2,550	45
United Natural Foods Inc (a)(b)	900	22

		100

Footwear & Related Apparel (2.26%)
Heelys Inc (a)(b)	3,600	22
Wolverine World Wide Inc	139,049	3,519

		3,541

Funeral Services & Related Items (0.02%)
Stewart Enterprises Inc	5,300	38

Gas — Distribution (1.34%)
New Jersey Resources Corp	12,409	582
Northwest Natural Gas Co	1,655	78
WGL Holdings Inc	44,424	1,432

		2,092

Golf (0.76%)
Callaway Golf Co	66,628	1,194

Hazardous Waste Disposal (0.05%)
Clean Harbors Inc (a)(b)	1,554	86

Health Care Cost Containment (0.00%)
Healthspring Inc (a)	400	8

Home Furnishings (0.05%)
Furniture Brands International Inc (b)	5,126	49
Sealy Corp (b)	2,400	22

		71

Human Resources (0.08%)
Kelly Services Inc	5,230	90
Kforce Inc (a)	3,283	29

		119

Identification Systems — Development (0.03%)
Checkpoint Systems Inc (a)(b)	1,331	31
Cogent Inc (a)(b)	1,500	15

		46

Industrial Automation & Robots (0.05%)
Gerber Scientific Inc (a)	6,800	60
Intermec Inc (a)(b)	300	6
iRobot Corp (a)(b)	600	12

		78

Instruments — Controls (0.04%)
Photon Dynamics Inc (a)	6,500	58

Instruments — Scientific (0.17%)
Varian Inc (a)	4,825	262

Insurance Brokers (1.24%)
Hilb Rogal & Hobbs Co	53,557	1,938

Internet Application Software (0.08%)
Art Technology Group Inc (a)	19,700	79
Lionbridge Technologies (a)	1,003	3
RealNetworks Inc (a)(b)	8,765	51

		133

Internet Content — Entertainment (0.03%)
NetFlix Inc (a)(b)	1,722	43

Internet Content — Information & News (0.01%)
CNET Networks Inc (a)	2,500	20

Internet Incubators (0.05%)
Internet Capital Group Inc (a)(b)	9,078	86

Internet Infrastructure Equipment (1.53%)
Avocent Corp (a)	144,514	2,399

Internet Infrastructure Software (0.02%)
Openwave Systems Inc (b)	13,100	27

Internet Security (0.01%)
Vasco Data Security International Inc (a)(b)	447	8

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Intimate Apparel (0.09%)
Warnaco Group Inc/The (a)	3,852	$138

Investment Companies (0.00%)
Apollo Investment Corp	100	1
MCG Capital Corp	500	7

		8

Investment Management & Advisory Services (0.38%)
Affiliated Managers Group Inc (a)(b)	1,500	147
GAMCO Investors Inc	2,268	135
National Financial Partners Corp	6,078	219
Waddell & Reed Financial Inc	2,800	93

		594

Lasers — Systems & Components (1.19%)
Cymer Inc (a)(b)	68,700	1,856
Ionatron Inc (a)	2,932	8

		1,864

Life & Health Insurance (1.34%)
American Equity Investment Life Holding	69	—
Delphi Financial Group Inc	9,850	309
Phoenix Cos Inc/The	17,757	192
StanCorp Financial Group Inc	29,623	1,458
Universal American Corp (a)	6,200	130

		2,089

Lighting Products & Systems (0.07%)
Universal Display Corp (a)(b)	6,400	103

Machinery — Electrical (1.15%)
Regal-Beloit Corp	47,438	1,799

Machinery — Farm (0.18%)
AGCO Corp (a)	4,335	261
Lindsay Corp (b)	300	18

		279

Machinery — General Industry (0.22%)
Albany International Corp	2,000	70
Gardner Denver Inc (a)	5,240	170
Robbins & Myers Inc	300	20
Wabtec Corp	2,500	86

		346

Machinery — Material Handling (0.01%)
Cascade Corp	322	17

Medical — Biomedical/Gene (0.09%)
Arena Pharmaceuticals Inc (a)(b)	6,600	48
Immunomedics Inc (a)	1,800	4
Martek Biosciences Corp (a)(b)	1,700	49
Momenta Pharmaceuticals Inc (a)(b)	2,600	19
Omrix Biopharmaceuticals Inc (a)	100	2
Telik Inc (a)(b)	5,300	13

		135

Medical — Drugs (2.16%)
Array Biopharma Inc (a)	100	1
Bradley Pharmaceuticals Inc (a)	700	14
Idenix Pharmaceuticals Inc (a)(b)	6,600	34
Indevus Pharmaceuticals Inc (a)	2,500	16
Javelin Pharmaceuticals Inc (a)	1,500	5
Rigel Pharmaceuticals Inc (a)(b)	800	22
Sciele Pharma Inc (a)	137,375	3,286

		3,378

Medical — HMO (0.47%)
AMERIGROUP Corp (a)	1,074	40
Magellan Health Services Inc (a)	200	9
Molina Healthcare Inc (a)	20,080	685

		734

Medical — Hospitals (1.89%)
LifePoint Hospitals Inc (a)	109,243	2,950

Medical — Outpatient & Home Medical Care (1.81%)
Amsurg Corp (a)	106,479	2,743
Hythiam Inc (a)	3,100	8
Res-Care Inc (a)	3,714	83

		2,834

Medical Instruments (0.02%)
Symmetry Medical Inc (a)	1,600	29

Medical Products (0.03%)
Cyberonics Inc (a)	500	6
Mentor Corp (b)	600	21
Orthofix International NV (a)	300	16

		43

Metal — Iron (0.03%)
Cleveland-Cliffs Inc	459	47

Metal Products — Distribution (0.00%)
AM Castle & Co (b)	156	3

Motion Pictures & Services (2.06%)
Macrovision Corp (a)(b)	192,277	3,228

Multi-Line Insurance (2.09%)
HCC Insurance Holdings Inc	113,538	3,163
Horace Mann Educators Corp	3,700	68
United Fire & Casualty Co	1,046	35

		3,266

Multimedia (0.00%)
Gemstar-TV Guide International Inc (a)	1,300	6

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Networking Products (2.00%)
Anixter International Inc (a)	42,978	$3,011
Black Box Corp	3,094	103
Foundry Networks Inc (a)	700	10

		3,124

Non-Hazardous Waste Disposal (0.04%)
Waste Connections Inc (a)	2,050	60

Office Automation & Equipment (0.02%)
IKON Office Solutions Inc	4,710	39

Office Furnishings — Original (0.04%)
Herman Miller Inc	1,900	60

Office Supplies & Forms (0.02%)
ACCO Brands Corp (a)(b)	2,100	28

Oil — Field Services (3.30%)
Basic Energy Services Inc (a)(b)	919	16
Exterran Holdings Inc (a)	6,323	413
Hercules Offshore Inc (a)	600	14
Oil States International Inc (a)	93,781	3,288
SEACOR Holdings Inc (a)(b)	16,206	1,429
Superior Well Services Inc (a)	300	6

		5,166

Oil & Gas Drilling (2.76%)
Bronco Drilling Co Inc (a)(b)	1,400	22
Helmerich & Payne Inc	66,274	2,599
Parker Drilling Co (a)(b)	1,400	10
Pioneer Drilling Co (a)(b)	161,911	1,685

		4,316

Oil Company — Exploration & Production (0.65%)
ATP Oil & Gas Corp (a)	1,800	68
Edge Petroleum Corp (a)(b)	4,400	29
Encore Acquisition Co (a)	1,957	64
Energy Partners Ltd (a)	2,500	30
GeoGlobal Resources Inc (a)(b)	8,100	30
GeoMet Inc (a)(b)	7,300	38
GMX Resources Inc (a)(b)	1,200	32
Harvest Natural Resources Inc (a)(b)	12,800	155
McMoRan Exploration Co (a)(b)	5,800	91
Penn Virginia Corp	1,700	73
Petroleum Development Corp (a)(b)	3,100	178
Swift Energy Co (a)	2,900	125
Toreador Resources Corp (a)	700	7
Vaalco Energy Inc (a)	23,200	104

		1,024

Oil Field Machinery & Equipment (0.02%)
CARBO Ceramics Inc	800	28
Complete Production Services Inc (a)	400	6

		34

Oil Refining & Marketing (0.03%)
Alon USA Energy Inc (b)	400	7
Crosstex Energy Inc	800	26
Western Refining Inc	400	9

		42

Paper & Related Products (0.00%)
Glatfelter	122	2

Physical Therapy & Rehabilitation Centers (0.00%)
RehabCare Group Inc (a)	100	2

Printing — Commercial (1.10%)
Bowne & Co Inc	4,318	53
Valassis Communications Inc (a)(b)	173,940	1,663

		1,716

Private Corrections (0.15%)
Corrections Corp of America (a)	8,594	228

Property & Casualty Insurance (2.79%)
Fpic Insurance Group Inc (a)	600	25
Harleysville Group Inc	1,200	43
Philadelphia Consolidated Holding Co (a)	3,300	118
PMA Capital Corp (a)	8,729	70
RLI Corp	23,081	1,302
Safety Insurance Group Inc	3,089	121
Selective Insurance Group (b)	95,192	2,276
Stewart Information Services Corp	1,000	34
Tower Group Inc	3,696	108
Zenith National Insurance Corp	6,572	262

		4,359

Publishing — Books (0.14%)
Scholastic Corp (a)	6,420	220

Publishing — Newspapers (0.01%)
Sun-Times Media Group Inc (a)	12,775	19

Radio (0.04%)
Cox Radio Inc (a)	5,550	66

Real Estate Management & Services (0.19%)
Jones Lang LaSalle Inc	3,880	302

Real Estate Operator & Developer (0.01%)
Meruelo Maddux Properties Inc (a)	2,500	13

Recycling (0.06%)
Metal Management Inc	1,867	93

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Reinsurance (0.01%)
Montpelier Re Holdings Ltd ADR	600	$10

REITS — Apartments (0.03%)
American Campus Communities Inc	1,000	29
Home Properties Inc (b)	500	24

		53

REITS — Diversified (0.09%)
Entertainment Properties Trust	2,100	104
PS Business Parks Inc	800	40

		144

REITS — Healthcare (0.37%)
Nationwide Health Properties Inc (b)	1,900	60
Omega Healthcare Investors Inc	6,400	106
Senior Housing Properties Trust	14,537	325
Universal Health Realty Income Trust	2,282	82

		573

REITS — Hotels (0.20%)
Ashford Hospitality Trust Inc	10,500	66
LaSalle Hotel Properties	9,190	252

		318

REITS — Manufactured Homes (0.08%)
Equity Lifestyle Properties Inc	2,714	118
Sun Communities Inc	448	9

		127

REITS — Mortgage (0.13%)
Alesco Financial Inc (b)	20,600	74
Anthracite Capital Inc (b)	1,590	12
Novastar Financial Inc (b)	14,500	18
RAIT Financial Trust (b)	2,500	23
Redwood Trust Inc (b)	1,800	75

		202

REITS — Office Property (0.13%)
Alexandria Real Estate Equities Inc	1,511	148
Brandywine Realty Trust	135	3
Highwoods Properties Inc	1,200	36
Maguire Properties Inc (b)	500	14

		201

REITS — Regional Malls (0.09%)
Pennsylvania Real Estate Investment Trust	5,100	136

REITS — Shopping Centers (0.00%)
Equity One Inc (b)	200	5

REITS — Single Tenant (0.06%)
Realty Income Corp (b)	3,577	87

REITS — Storage (0.04%)
Sovran Self Storage Inc	1,440	57

REITS — Warehouse & Industrial (0.09%)
EastGroup Properties Inc	1,290	53
First Industrial Realty Trust Inc	2,324	81

		134

Rental — Auto & Equipment (0.04%)
H&E Equipment Services Inc (a)	1,500	25
Rent-A-Center Inc/TX (a)	2,265	39

		64

Research & Development (0.01%)
Parexel International Corp (a)	200	11
PharmaNet Development Group Inc (a)	200	8

		19

Resorts & Theme Parks (0.08%)
Bluegreen Corp (a)(b)	14,022	119

Retail — Apparel & Shoe (1.90%)
Brown Shoe Co Inc	81,370	1,400
New York & Co Inc (a)(b)	1,878	10
Pacific Sunwear Of California (a)(b)	137,404	1,528
Stage Stores Inc	1,231	15
Talbots Inc (b)	600	6
Under Armour Inc (a)(b)	400	16

		2,975

Retail — Auto Parts (0.02%)
CSK Auto Corp (a)(b)	5,354	32

Retail — Automobile (1.55%)
Group 1 Automotive Inc (b)	91,900	2,430

Retail — Drug Store (0.00%)
Longs Drug Stores Corp	108	5

Retail — Hair Salons (0.14%)
Regis Corp	8,352	212

Retail — Home Furnishings (0.37%)
Pier 1 Imports Inc (a)(b)	85,375	585

Retail — Jewelry (0.72%)
Zale Corp (a)(b)	68,381	1,121

Retail — Miscellaneous/Diversified (0.05%)
NexCen Brands Inc (a)(b)	19,000	81

Retail — Perfume & Cosmetics (0.09%)
Sally Beauty Holdings Inc (a)(b)	17,028	139

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Retail — Restaurants (1.49%)
AFC Enterprises (a)	1,000	$9
CEC Entertainment Inc (a)	67,422	1,573
O’Charleys Inc	53,336	740
Red Robin Gourmet Burgers Inc (a)(b)	400	14

		2,336

Retail — Sporting Goods (1.04%)
Cabela’s Inc (a)(b)	109,270	1,612
Zumiez Inc (a)	400	7

		1,619

Rubber & Plastic Products (0.01%)
Myers Industries Inc	1,360	16

Savings & Loans — Thrifts (5.51%)
Astoria Financial Corp	68,291	1,856
BankUnited Financial Corp (b)	166,713	989
First Niagara Financial Group Inc	166,174	2,114
FirstFed Financial Corp (a)(b)	300	13
Flagstar Bancorp Inc (b)	177,884	1,467
NewAlliance Bancshares Inc	8,300	102
PFF Bancorp Inc (b)	5,400	67
Provident New York Bancorp (b)	3,390	47
Washington Federal Inc	80,081	1,956
Washington Mutual Inc — Warrants (a)	3,800	—

		8,611

Schools (0.00%)
Universal Technical Institute Inc (a)(b)	49	1

Semiconductor Component — Integrated Circuits (0.02%)
Emulex Corp (a)	200	3
Standard Microsystems Corp (a)	800	24
Techwell Inc (a)(b)	400	4

		31

Semiconductor Equipment (2.62%)
Brooks Automation Inc (a)	3,800	46
Entegris Inc (a)	13,486	104
Mattson Technology Inc (a)	2,500	14
MKS Instruments Inc (a)(b)	102,149	1,900
Photronics Inc (a)	161,507	1,969
Semitool Inc (a)	800	7
Tessera Technologies Inc (a)	1,400	55

		4,095

Silver Mining (0.01%)
Apex Silver Mines Ltd (a)(b)	900	13

Steel — Producers (0.05%)
AK Steel Holding Corp (a)	1,503	72

Sugar (0.03%)
Imperial Sugar Co (b)	2,030	45

Telecommunication Equipment (2.56%)
Adtran Inc	104,494	2,175
Plantronics Inc	92,830	1,773
Tekelec (a)	700	8
Utstarcom Inc (a)(b)	18,535	51

		4,007

Telecommunication Services (0.21%)
Consolidated Communications Holdings Inc	975	15
FiberTower Corp (a)(b)	18,743	33
Global Crossing Ltd (a)(b)	1,900	41
Harris Stratex Networks Inc (a)	200	2
Iowa Telecommunications Services Inc	1,798	28
MasTec Inc (a)(b)	3,400	28
RCN Corp (b)	1,700	20
SAVVIS Inc (a)(b)	972	20
Time Warner Telecom Inc (a)	3,700	65
USA Mobility Inc (a)	2,500	30
Vonage Holdings Corp (a)(b)	25,309	50

		332

Telephone — Integrated (0.27%)
Alaska Communications Systems Group Inc	19,766	278
Cincinnati Bell Inc (a)	37,190	144
General Communication Inc (a)	100	1

		423

Therapeutics (0.05%)
CV Therapeutics Inc (a)(b)	100	1
Isis Pharmaceuticals Inc (a)(b)	1,100	17
MannKind Corp (a)(b)	6,300	50
Neurocrine Biosciences Inc (a)	1,300	7

		75

Tobacco (0.14%)
Universal Corp/Richmond VA	4,277	213

Toys (0.01%)
Jakks Pacific Inc (a)	700	16

Transport — Air Freight (0.03%)
ABX Holdings Inc (a)	12,122	43

Transport — Equipment & Leasing (1.48%)
GATX Corp	61,703	2,320

Transport — Marine (0.79%)
Gulfmark Offshore Inc (a)	29,360	1,228

Transport — Truck (1.20%)
Heartland Express Inc (b)	114,360	1,858

Schedule of Investments
Partners SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Transport — Truck (continued)
Saia Inc (a)	1,706	$24

		1,882

Water (0.06%)
California Water Service Group	1,338	47
Pico Holdings Inc (a)	1,300	43

		90

Web Hosting & Design (0.05%)
Equinix Inc (a)(b)	1,000	76

Wire & Cable Products (1.86%)
Belden Inc	67,600	2,859
General Cable Corp (a)	758	44

		2,903

Wireless Equipment (0.08%)
Powerwave Technologies Inc (a)(b)	29,400	111
RF Micro Devices Inc (a)(b)	2,700	9

		120

TOTAL COMMON STOCKS		$154,671

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (0.64%)
Money Market Funds (0.64%)
BNY Institutional Cash Reserve Fund (c)	$998	$998

TOTAL SHORT TERM INVESTMENTS		$998

REPURCHASE AGREEMENTS (20.10%)
Finance — Investment Banker & Broker (4.74%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $7,474,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$7,418	$7,417

Money Center Banks (15.36%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $24,204,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	24,016	24,014

TOTAL REPURCHASE AGREEMENTS		$31,431

Total Investments		$187,100
Liabilities in Excess of Other Assets, Net - (19.68)%		(30,771)

TOTAL NET ASSETS - 100.00%		$156,329

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$18,819
Unrealized Depreciation	(29,175)

Net Unrealized Appreciation (Depreciation)	(10,356)
Cost for federal income tax purposes	197,456

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	42.86%
Industrial	17.96%
Consumer, Cyclical	16.50%
Consumer, Non-cyclical	12.98%
Communications	7.37%
Technology	7.14%
Energy	6.89%
Basic Materials	4.00%
Utilities	3.98%
Diversified	0.00%
Liabilities in Excess of Other Assets, Net	(19.68%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (96.92%)
Advanced Materials & Products (0.42%)
Ceradyne Inc (a)	34,900	$1,680

Aerospace & Defense (0.21%)
Esterline Technologies Corp (a)(b)	17,800	829

Aerospace & Defense Equipment (0.96%)
Curtiss-Wright Corp	31,300	1,305
Ducommun Inc (a)	11,981	379
Kaman Corp	13,400	396
Moog Inc (a)	17,350	799
Triumph Group Inc	18,100	977

		3,856

Agricultural Chemicals (1.51%)
CF Industries Holdings Inc	48,800	5,218
UAP Holding Corp	21,900	840

		6,058

Airlines (0.93%)
Republic Airways Holdings Inc (a)(b)	78,300	1,563
Skywest Inc	84,300	2,193

		3,756

Apparel Manufacturers (0.33%)
G-III Apparel Group Ltd (a)(b)	21,700	290
Kellwood Co (b)	28,700	574
Maidenform Brands Inc (a)(b)	31,700	393
Oxford Industries Inc (b)	2,500	57

		1,314

Applications Software (0.22%)
American Reprographics Co (a)(b)	15,350	241
Progress Software Corp (a)	14,200	419
Quest Software Inc (a)(b)	15,300	229

		889

Auction House & Art Dealer (0.11%)
Sotheby’s	14,500	450

Auto/Truck Parts & Equipment — Original (0.62%)
American Axle & Manufacturing Holdings (b)	12,700	276
Lear Corp (a)	59,000	1,732
Tenneco Inc (a)	17,900	474

		2,482

Auto/Truck Parts & Equipment — Replacement (0.58%)
Aftermarket Technology Corp (a)	87,450	2,222
Standard Motor Products Inc (b)	12,200	101

		2,323

B2B — E-Commerce (0.05%)
Ariba Inc (a)(b)	20,200	201

Batteries & Battery Systems (0.45%)
EnerSys (a)	22,300	514
Greatbatch Inc (a)	57,500	1,298

		1,812

Broadcasting Services & Programming (0.27%)
DG FastChannel Inc (a)(b)	51,600	1,092

Building — Heavy Construction (0.09%)
Perini Corp (a)	10,200	356

Building — Maintenance & Service (0.15%)
ABM Industries Inc	29,100	603

Building & Construction — Miscellaneous (0.26%)
Dycom Industries Inc (a)	32,700	772
Layne Christensen Co (a)	7,400	273

		1,045

Building & Construction Products — Miscellaneous (0.09%)
NCI Building Systems Inc (a)(b)	12,300	354

Building Products — Air & Heating (0.38%)
Comfort Systems USA Inc	82,850	1,017
Goodman Global Inc (a)(b)	20,800	522

		1,539

Building Products — Doors & Windows (0.17%)
Apogee Enterprises Inc	40,100	700

Building Products — Wood (0.12%)
Universal Forest Products Inc	13,200	478

Casino Hotels (0.10%)
Monarch Casino & Resort Inc (a)(b)	18,700	400

Cellular Telecommunications (0.44%)
Centennial Communications Corp (a)(b)	162,700	931
Syniverse Holdings Inc (a)(b)	53,600	846

		1,777

Chemicals — Diversified (0.37%)
Innospec Inc (b)	19,200	303
Olin Corp	25,600	525
Rockwood Holdings Inc (a)	22,900	672

		1,500

Chemicals — Plastics (0.29%)
PolyOne Corp (a)	68,500	422
Schulman A Inc	19,450	396
Spartech Corp	24,300	358

		1,176

Chemicals — Specialty (2.76%)
Arch Chemicals Inc (b)	38,800	1,306
HB Fuller Co	97,150	2,017

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Chemicals — Specialty (continued)
Hercules Inc	70,300	$1,232
Minerals Technologies Inc	6,600	359
NewMarket Corp (b)	6,200	334
OM Group Inc (a)	33,400	1,917
Sensient Technologies Corp	42,100	1,118
Terra Industries Inc (a)(b)	43,100	1,943
WR Grace & Co (a)(b)	29,300	663
Zep Inc	12,950	214

		11,103

Circuit Boards (0.26%)
Park Electrochemical Corp	36,200	857
TTM Technologies Inc (a)(b)	20,200	206

		1,063

Collectibles (0.08%)
RC2 Corp (a)(b)	17,100	321

Commercial Banks (10.03%)
1st Source Corp	12,790	249
Amcore Financial Inc (b)	11,800	262
AmericanWest Bancorp	4,200	51
Ameris Bancorp	14,660	231
Bancfirst Corp	9,000	405
Banco Latinoamericano de Exportaciones	15,800	244
Banner Corp	5,100	132
Capital Corp of the West (b)	1,440	29
Capitol Bancorp Ltd (b)	11,000	229
Cascade Bancorp (b)	36,350	469
Cathay General Bancorp (b)	11,100	288
Central Pacific Financial Corp (b)	33,700	640
Chemical Financial Corp (b)	15,256	422
Citizens Republic Bancorp Inc	44,374	627
City Bank/Lynnwood WA (b)	17,650	387
City Holding Co	30,000	1,153
Colonial BancGroup Inc/The (b)	43,000	675
Columbia Banking System Inc	12,435	320
Community Bancorp/NV (a)(b)	7,300	122
Community Bank System Inc (b)	16,100	351
Community Trust Bancorp Inc	29,387	850
Corus Bankshares Inc (b)	107,200	1,364
Cullen/Frost Bankers Inc	14,200	773
CVB Financial Corp	30,010	335
East West Bancorp Inc (b)	52,850	1,272
First Bancorp/Puerto Rico (b)	50,300	481
First Commonwealth Financial Corp (b)	32,700	379
First Community Bancorp Inc/CA (b)	14,300	508
First Community Bancshares Inc/VA	10,500	363
First Merchants Corp	11,900	321
First Regional Bancorp/Los Angeles CA (a)(b)	6,400	130
First State Bancorporation/NM	17,400	219
FNB Corp/PA (b)	31,700	494
FNB Corp/VA	1,300	33
Frontier Financial Corp (b)	27,050	551
Great Southern Bancorp Inc (b)	11,400	229
Green Bankshares Inc	10,100	212
Hanmi Financial Corp	138,850	1,194
Heartland Financial USA Inc (b)	5,600	108
Heritage Commerce Corp (b)	3,000	57
Horizon Financial Corp	12,175	192
IBERIABANK Corp	27,475	1,412
Imperial Capital Bancorp Inc	3,900	79
Independent Bank Corp/MI	34,406	479
Independent Bank Corp/Rockland MA	30,400	883
Integra Bank Corp (b)	17,000	252
Irwin Financial Corp	27,500	316
Lakeland Financial Corp	6,400	142
MainSource Financial Group Inc	20,852	323
Nara Bancorp Inc	24,200	294
National Penn Bancshares Inc (b)	116,885	2,023
NBT Bancorp Inc (b)	24,200	546
Old Second Bancorp Inc	3,000	84
Oriental Financial Group	19,900	318
Pacific Capital Bancorp NA	52,700	1,133
Peoples Bancorp Inc/OH	11,530	272
Prosperity Bancshares Inc	13,500	388
Provident Bankshares Corp	26,000	539
Renasant Corp	14,650	307
Republic Bancorp Inc/KY	3,058	56
Royal Bancshares of Pennsylvania	781	11
SCBT Financial Corp	987	29
Security Bank Corp/GA (b)	10,700	80
Sierra Bancorp	900	21
Simmons First National Corp	9,400	266
Southwest Bancorp Inc/Stillwater OK	32,800	577
Sterling Bancshares Inc/TX	179,450	1,800
Sterling Financial Corp/PA (b)	17,487	270
Sterling Financial Corp/WA	82,393	1,466
Suffolk Bancorp (b)	5,100	156
Susquehanna Bancshares Inc	41,900	889
SVB Financial Group (a)(b)	24,500	1,186
Taylor Capital Group Inc	17,500	343
TCF Financial Corp	128,500	2,731
Trico Bancshares	11,700	209
UCBH Holdings Inc	30,900	436
UMB Financial Corp (b)	16,200	682
Umpqua Holdings Corp (b)	47,681	782
Union Bankshares Corp/VA (b)	5,600	108
United Bankshares Inc (b)	9,000	289

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Washington Trust Bancorp Inc	11,800	$294
West Coast Bancorp/OR	35,800	544

		40,366

Commercial Services (0.24%)
First Advantage Corp (a)(b)	14,350	233
Live Nation Inc (a)(b)	21,500	234
TeleTech Holdings Inc (a)(b)	24,200	478

		945

Commercial Services — Finance (1.43%)
Advance America Cash Advance Centers Inc (b)	9,200	82
CBIZ Inc (a)(b)	72,550	683
Deluxe Corp	128,550	3,126
Dollar Financial Corp (a)(b)	48,284	1,216
Euronet Worldwide Inc (a)(b)	24,500	648

		5,755

Communications Software (0.05%)
Digi International Inc (a)	17,900	210

Computer Aided Design (0.22%)
Aspen Technology Inc (a)	37,600	528
Parametric Technology Corp (a)	22,840	376

		904

Computer Services (0.55%)
Ciber Inc (a)(b)	40,600	196
COMSYS IT Partners Inc (a)(b)	14,700	158
Perot Systems Corp (a)(b)	116,500	1,414
SI International Inc (a)	6,200	170
SYKES Enterprises Inc (a)	17,800	281

		2,219

Computer Software (0.09%)
Avid Technology Inc (a)(b)	13,300	345

Computers (0.07%)
Palm Inc (b)	48,200	261

Computers — Integrated Systems (0.23%)
Agilysys Inc	32,100	488
MTS Systems Corp	13,500	454

		942

Computers — Memory Devices (0.46%)
Hutchinson Technology Inc (a)(b)	11,900	188
Imation Corp (b)	54,000	1,399
Quantum Corp (a)	88,400	203
Silicon Storage Technology Inc (a)	18,100	52

		1,842

Computers — Peripheral Equipment (0.13%)
Electronics for Imaging (a)	34,400	508

Consulting Services (0.84%)
CRA International Inc (a)	2,950	123
Forrester Research Inc (a)(b)	16,700	401
Gartner Inc (a)(b)	32,300	480
SAIC Inc (a)	57,800	1,092
Watson Wyatt Worldwide Inc	26,500	1,302

		3,398

Consumer Products — Miscellaneous (1.06%)
Helen of Troy Ltd (a)(b)	6,000	102
Jarden Corp (a)(b)	4,978	125
Prestige Brands Holdings Inc (a)	55,700	416
Tupperware Brands Corp	98,400	3,641

		4,284

Containers — Metal & Glass (1.06%)
Greif Inc	36,350	2,392
Silgan Holdings Inc	39,800	1,885

		4,277

Containers — Paper & Plastic (0.19%)
Pactiv Corp (a)	27,300	781

Cosmetics & Toiletries (0.25%)
Elizabeth Arden Inc (a)	49,900	1,000

Data Processing & Management (0.07%)
CSG Systems International Inc (a)(b)	18,700	239
infoUSA Inc	5,800	51

		290

Decision Support Software (0.04%)
QAD Inc	7,400	65
SPSS Inc (a)(b)	3,200	106

		171

Disposable Medical Products (0.15%)
ICU Medical Inc (a)(b)	20,750	589

Distribution & Wholesale (0.54%)
Core-Mark Holding Co Inc (a)(b)	17,500	452
United Stationers Inc (a)	26,500	1,464
Watsco Inc	7,400	273

		2,189

Diversified Manufacturing Operations (1.92%)
Actuant Corp (b)	19,600	535
Acuity Brands Inc	38,600	1,757
Ameron International Corp	7,300	656
AO Smith Corp	12,000	420
Barnes Group Inc	63,800	1,700
EnPro Industries Inc (a)	76,000	2,280

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Koppers Holdings Inc	11,200	$375

		7,723

Diversified Operations (0.01%)
Compass Diversified Holdings	3,600	52

Diversified Operations & Commercial Services (0.23%)
Chemed Corp (b)	7,700	394
Viad Corp (b)	19,100	511

		905

Drug Delivery Systems (0.06%)
Noven Pharmaceuticals Inc (a)(b)	18,400	247

E-Commerce — Products (0.42%)
FTD Group Inc	132,900	1,692

Electric — Integrated (3.76%)
Black Hills Corp (b)	5,400	209
CH Energy Group Inc	10,000	386
Cleco Corp	56,800	1,468
El Paso Electric Co (a)	68,800	1,612
Empire District Electric Co/The (b)	20,800	461
Great Plains Energy Inc	22,500	627
Idacorp Inc	10,200	333
PNM Resources Inc	87,800	1,696
Portland General Electric Co	121,700	2,999
UIL Holdings Corp	15,366	525
Unisource Energy Corp	67,000	1,969
Westar Energy Inc	117,150	2,854

		15,139

Electric Products — Miscellaneous (0.64%)
GrafTech International Ltd (a)	171,100	2,575

Electronic Components — Miscellaneous (0.89%)
Bel Fuse Inc	10,200	276
Benchmark Electronics Inc (a)(b)	38,325	680
CTS Corp	64,600	685
Methode Electronics Inc	34,300	416
OSI Systems Inc (a)	21,000	490
Plexus Corp (a)	7,600	171
Technitrol Inc	37,500	850

		3,568

Electronic Components — Semiconductors (0.79%)
Actel Corp (a)	12,500	149
AMIS Holdings Inc (a)(b)	25,900	189
Amkor Technology Inc (a)(b)	45,100	345
Applied Micro Circuits Corp (a)	10,925	88
DSP Group Inc (a)	46,200	529
Lattice Semiconductor Corp (a)	28,700	76
ON Semiconductor Corp (a)(b)	37,100	240
QLogic Corp (a)	35,900	513
Semtech Corp (a)(b)	1,800	23
Skyworks Solutions Inc (a)(b)	30,500	246
Zoran Corp (a)	67,700	799

		3,197

Electronic Design Automation (0.14%)
Magma Design Automation Inc (a)(b)	20,900	238
Mentor Graphics Corp (a)	37,700	311

		549

Electronic Measurement Instruments (0.17%)
Analogic Corp	5,400	319
Eagle Test Systems Inc (a)(b)	31,900	379

		698

Engineering — Research & Development Services (0.32%)
EMCOR Group Inc (a)	58,300	1,279

Engines — Internal Combustion (0.09%)
Briggs & Stratton Corp (b)	16,400	342

Enterprise Software & Services (1.04%)
Lawson Software Inc (a)(b)	40,700	354
Mantech International Corp (a)	23,700	969
MedAssets Inc (a)	10,100	203
MicroStrategy Inc (a)	9,200	671
Sybase Inc (a)(b)	69,100	1,950
SYNNEX Corp (a)(b)	1,400	30

		4,177

E-Services — Consulting (0.16%)
Websense Inc (a)(b)	32,200	660

Fiduciary Banks (0.35%)
Boston Private Financial Holdings Inc (b)	29,000	662
Wilmington Trust Corp	21,500	750

		1,412

Finance — Consumer Loans (0.47%)
Asta Funding Inc (b)	23,900	499
Encore Capital Group Inc (a)(b)	14,200	111
Ocwen Financial Corp (a)(b)	29,400	183
World Acceptance Corp (a)(b)	36,400	1,090

		1,883

Finance — Credit Card (0.17%)
Advanta Corp (b)	32,850	328
CompuCredit Corp (a)(b)	25,500	375

		703

Finance — Investment Banker & Broker (1.25%)
Cowen Group Inc (a)(b)	2,600	26

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
Greenhill & Co Inc (b)	9,200	$621
Investment Technology Group Inc (a)	28,600	1,343
Knight Capital Group Inc (a)(b)	114,600	1,920
optionsXpress Holdings Inc	15,300	415
Penson Worldwide Inc (a)	11,000	107
Piper Jaffray Cos (a)(b)	5,200	246
SWS Group Inc	19,600	301
Thomas Weisel Partners Group Inc (a)	3,900	50

		5,029

Finance — Leasing Company (0.11%)
Financial Federal Corp	18,700	450

Finance — Mortgage Loan/Banker (0.16%)
Centerline Holding Co (b)	21,200	121
Federal Agricultural Mortgage Corp	18,400	506

		627

Finance — Other Services (0.02%)
eSpeed Inc (a)	5,500	64

Food — Baking (0.12%)
Flowers Foods Inc	19,900	478

Food — Canned (0.16%)
TreeHouse Foods Inc (a)(b)	30,700	641

Food — Miscellaneous/Diversified (0.31%)
Corn Products International Inc	7,200	243
Ralcorp Holdings Inc (a)	18,800	1,023

		1,266

Food — Retail (0.05%)
Ruddick Corp	6,200	211

Food — Wholesale & Distribution (0.79%)
Nash Finch Co (b)	41,800	1,491
Performance Food Group Co (a)	8,400	266
Spartan Stores Inc	81,200	1,428

		3,185

Footwear & Related Apparel (0.49%)
Deckers Outdoor Corp (a)(b)	4,600	558
Iconix Brand Group Inc (a)(b)	12,300	256
Skechers U.S.A. Inc (a)	14,300	286
Steven Madden Ltd (a)(b)	23,500	401
Wolverine World Wide Inc	18,700	473

		1,974

Funeral Services & Related Items (0.17%)
Stewart Enterprises Inc	96,400	686

Gas — Distribution (1.97%)
Atmos Energy Corp	20,450	587
New Jersey Resources Corp	49,000	2,298
Nicor Inc	25,300	1,037
Northwest Natural Gas Co	12,400	587
South Jersey Industries Inc	19,200	673
Southwest Gas Corp	75,700	2,161
WGL Holdings Inc	17,700	571

		7,914

Health Care Cost Containment (0.27%)
Healthspring Inc (a)	51,600	1,068

Home Furnishings (0.15%)
Ethan Allen Interiors Inc (b)	19,200	594

Human Resources (0.55%)
AMN Healthcare Services Inc (a)	16,300	255
Heidrick & Struggles International Inc	14,500	398
Kelly Services Inc	8,050	139
Kforce Inc (a)	23,200	206
MPS Group Inc (a)(b)	44,000	442
Spherion Corp (a)	117,900	788

		2,228

Identification Systems — Development (0.23%)
Checkpoint Systems Inc (a)(b)	38,700	919

Insurance Brokers (0.09%)
Hilb Rogal & Hobbs Co	9,700	351

Internet Application Software (0.37%)
Cybersource Corp (a)	17,300	290
Interwoven Inc (a)(b)	60,000	760
Vignette Corp (a)	30,100	423

		1,473

Internet Content — Information & News (0.09%)
Travelzoo Inc (a)(b)	21,700	344

Internet Infrastructure Equipment (0.23%)
Avocent Corp (a)	54,950	912

Internet Infrastructure Software (0.25%)
TIBCO Software Inc (a)(b)	134,000	997

Internet Security (0.20%)
Ipass Inc (a)(b)	3,800	12
SonicWALL Inc (a)(b)	88,900	780

		792

Intimate Apparel (0.13%)
Warnaco Group Inc/The (a)	14,400	517

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Companies (0.42%)
MCG Capital Corp (b)	34,700	458
Patriot Capital Funding Inc (b)	55,708	636
TICC Capital Corp (b)	59,449	579

		1,673

Investment Management & Advisory Services (0.35%)
Calamos Asset Management Inc	19,400	423
National Financial Partners Corp	8,200	296
Waddell & Reed Financial Inc	20,400	677

		1,396

Lasers — Systems & Components (0.44%)
Coherent Inc (a)	8,400	218
Cymer Inc (a)(b)	20,600	557
Electro Scientific Industries Inc (a)(b)	3,300	54
Newport Corp (a)(b)	29,300	308
Rofin-Sinar Technologies Inc (a)	14,800	629

		1,766

Life & Health Insurance (1.14%)
American Equity Investment Life Holding (b)	42,900	355
Delphi Financial Group Inc	90,625	2,844
Phoenix Cos Inc/The (b)	48,150	521
Universal American Corp (a)	41,900	877

		4,597

Machinery — Construction & Mining (0.05%)
Astec Industries Inc (a)(b)	6,400	198

Machinery — Electrical (0.41%)
Regal-Beloit Corp	43,900	1,665

Machinery — General Industry (1.45%)
Applied Industrial Technologies Inc	114,875	3,468
Kadant Inc (a)	400	10
Robbins & Myers Inc	9,200	610
Tennant Co (b)	11,700	386
Wabtec Corp	39,200	1,348

		5,822

Machinery — Material Handling (0.26%)
Cascade Corp	11,300	583
Columbus McKinnon Corp/NY (a)(b)	18,600	476

		1,059

Medical — Biomedical/Gene (0.67%)
Applera Corp — Celera Group (a)(b)	11,800	181
Arena Pharmaceuticals Inc (a)(b)	5,100	37
Barrier Therapeutics Inc (a)	10,900	34
Bio-Rad Laboratories Inc (a)	12,300	1,171
Exelixis Inc (a)(b)	19,100	140
Illumina Inc (a)	5,300	337
InterMune Inc (a)(b)	8,700	146
Lifecell Corp (a)(b)	7,900	312
Martek Biosciences Corp (a)(b)	900	26
Medivation Inc (a)(b)	4,800	77
Nektar Therapeutics (a)(b)	6,300	45
Protalix BioTherapeutics Inc (a)(b)	20,900	68
Seattle Genetics Inc/WA (a)	12,200	112

		2,686

Medical — Drugs (0.66%)
Acadia Pharmaceuticals Inc (a)(b)	11,200	133
Auxilium Pharmaceuticals Inc (a)(b)	6,600	226
Bionovo Inc (a)(b)	35,500	58
Bradley Pharmaceuticals Inc (a)(b)	8,400	167
Sciele Pharma Inc (a)(b)	48,500	1,160
Sucampo Pharmaceuticals Inc (a)(b)	5,000	66
ULURU Inc (a)	14,600	34
Valeant Pharmaceuticals International (a)	9,100	103
Viropharma Inc (a)(b)	80,800	716

		2,663

Medical — Generic Drugs (0.41%)
Alpharma Inc (a)(b)	42,700	876
Par Pharmaceutical Cos Inc (a)(b)	6,300	121
Perrigo Co (b)	20,800	641

		1,638

Medical — HMO (0.86%)
AMERIGROUP Corp (a)	67,000	2,514
Magellan Health Services Inc (a)	16,900	739
Molina Healthcare Inc (a)(b)	5,600	191

		3,444

Medical — Hospitals (0.15%)
Medcath Corp (a)	23,500	585

Medical — Outpatient & Home Medical Care (0.58%)
Apria Healthcare Group Inc (a)(b)	8,500	180
Gentiva Health Services Inc (a)(b)	106,850	1,975
Res-Care Inc (a)	7,500	168

		2,323

Medical Instruments (0.23%)
Conmed Corp (a)(b)	38,400	933
SurModics Inc (a)(b)	200	9

		942

Medical Products (0.37%)
Haemonetics Corp (a)	11,850	709
Invacare Corp	21,400	521
PSS World Medical Inc (a)(b)	15,100	261

		1,491

Medical Sterilization Products (0.30%)
STERIS Corp	48,300	1,197

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Metal — Aluminum (0.27%)
Century Aluminum Co (a)(b)	20,800	$1,081

Metal Processors & Fabrication (0.84%)
CIRCOR International Inc	12,200	518
Mueller Industries Inc	39,200	1,097
Quanex Corp	33,925	1,778

		3,393

Miscellaneous Manufacturers (0.18%)
FreightCar America Inc (b)	10,600	400
Reddy Ice Holdings Inc	14,000	314

		714

Motion Pictures & Services (0.04%)
Macrovision Corp (a)	10,400	175

MRI — Medical Diagnostic Imaging (0.15%)
Alliance Imaging Inc (a)	57,600	612

Multilevel Direct Selling (0.13%)
Nu Skin Enterprises Inc (b)	31,200	513

Multi-Line Insurance (0.14%)
Horace Mann Educators Corp	29,600	544

Multimedia (0.01%)
Media General Inc	2,900	55

Music (0.08%)
Steinway Musical Instruments (b)	13,400	339

Networking Products (0.66%)
Adaptec Inc (a)	24,800	77
Anixter International Inc (a)(b)	17,100	1,198
Black Box Corp	12,700	423
Foundry Networks Inc (a)	20,800	287
Ixia (a)	53,150	393
Polycom Inc (a)	11,000	278

		2,656

Non-Ferrous Metals (0.06%)
USEC Inc (a)(b)	29,000	234

Office Automation & Equipment (0.10%)
IKON Office Solutions Inc (b)	49,900	408

Office Supplies & Forms (0.25%)
Ennis Inc	64,600	1,023

Oil — Field Services (1.28%)
Exterran Holdings Inc (a)(b)	12,570	820
Global Industries Ltd (a)	19,200	339
Oil States International Inc (a)(b)	62,150	2,179
RPC Inc	15,800	170
Trico Marine Services Inc (a)(b)	43,300	$1,390
Union Drilling Inc (a)(b)	17,400	268

		5,166

Oil & Gas Drilling (0.11%)
Parker Drilling Co (a)(b)	66,400	461

Oil Company — Exploration & Production (2.11%)
Bois d’Arc Energy Inc (a)(b)	14,800	283
Callon Petroleum Co (a)	54,850	845
Cimarex Energy Co	23,500	959
Comstock Resources Inc (a)(b)	17,400	552
Energy Partners Ltd (a)	14,796	179
Harvest Natural Resources Inc (a)(b)	29,500	358
Mariner Energy Inc (a)(b)	25,400	637
PetroHawk Energy Corp (a)(b)	23,000	362
Rosetta Resources Inc (a)	9,300	163
Stone Energy Corp (a)	44,600	1,829
Swift Energy Co (a)	52,950	2,285
Vaalco Energy Inc (a)	5,600	25

		8,477

Oil Refining & Marketing (0.32%)
Alon USA Energy Inc (b)	37,500	682
Holly Corp	12,300	596

		1,278

Paper & Related Products (0.83%)
Buckeye Technologies Inc (a)	113,936	1,498
Rock-Tenn Co	39,800	1,138
Schweitzer-Mauduit International Inc	28,700	684

		3,320

Physical Therapy & Rehabilitation Centers (0.14%)
Psychiatric Solutions Inc (a)(b)	19,200	579

Poultry (0.19%)
Pilgrim’s Pride Corp	30,500	745

Power Converter & Supply Equipment (0.12%)
Advanced Energy Industries Inc (a)	45,200	489

Printing — Commercial (0.24%)
Consolidated Graphics Inc (a)(b)	17,500	881
Valassis Communications Inc (a)(b)	10,500	100

		981

Private Corrections (0.18%)
Geo Group Inc/The (a)(b)	31,000	742

Property & Casualty Insurance (4.11%)
American Physicians Capital Inc	17,800	735
Amerisafe Inc (a)	53,500	736
Amtrust Financial Services Inc	11,100	174

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Property & Casualty Insurance (continued)
Fpic Insurance Group Inc (a)	9,000	$379
Harleysville Group Inc	11,600	413
Infinity Property & Casualty Corp (b)	14,000	558
Meadowbrook Insurance Group Inc	22,700	209
Navigators Group Inc (a)	31,300	1,807
Philadelphia Consolidated Holding Co (a)	18,100	648
PMA Capital Corp (a)(b)	94,100	757
ProAssurance Corp (a)	26,150	1,509
RLI Corp	3,600	203
Safety Insurance Group Inc	56,400	2,201
SeaBright Insurance Holdings Inc (a)	58,600	861
Selective Insurance Group (b)	95,300	2,279
Zenith National Insurance Corp	77,100	3,070

		16,539

Publicly Traded Investment Fund (0.41%)
iShares Russell 2000 Value Index Fund (b)	24,375	1,651

Publishing — Books (0.30%)
Scholastic Corp (a)	35,300	1,210

Publishing — Newspapers (0.18%)
Lee Enterprises Inc (b)	60,100	718

Quarrying (0.16%)
Compass Minerals International Inc (b)	14,900	632

Racetracks (0.09%)
Speedway Motorsports Inc	11,400	346

Radio (0.41%)
Cox Radio Inc (a)	85,800	1,024
Entercom Communications Corp (b)	31,200	384
Radio One Inc (a)	107,200	172
Westwood One Inc	39,800	63

		1,643

Real Estate Management & Services (0.04%)
HFF Inc (a)	22,600	155

Reinsurance (2.03%)
Argo Group International Holdings Ltd (a)(b)	37,277	1,523
Aspen Insurance Holdings Ltd	87,850	2,479
Max Capital Group Ltd (b)	49,600	1,408
Odyssey Re Holdings Corp	25,100	953
Platinum Underwriters Holdings Ltd	52,900	1,785

		8,148

REITS — Apartments (0.07%)
Home Properties Inc (b)	5,800	278

REITS — Diversified (0.71%)
Entertainment Properties Trust	22,500	1,114
Lexington Realty Trust (b)	117,800	1,761

		2,875

REITS — Healthcare (0.82%)
LTC Properties Inc	23,600	615
Medical Properties Trust Inc (b)	56,200	710
Omega Healthcare Investors Inc	41,300	681
Senior Housing Properties Trust	57,100	1,279

		3,285

REITS — Hotels (1.62%)
Ashford Hospitality Trust Inc	130,900	818
DiamondRock Hospitality Co	71,400	939
FelCor Lodging Trust Inc	162,500	2,195
Sunstone Hotel Investors Inc	154,500	2,571

		6,523

REITS — Manufactured Homes (0.18%)
Equity Lifestyle Properties Inc	16,500	721

REITS — Mortgage (0.91%)
Anthracite Capital Inc (b)	113,500	853
Arbor Realty Trust Inc (b)	24,700	439
Capital Trust Inc/NY (b)	10,200	293
Gramercy Capital Corp/New York (b)	11,200	259
MFA Mortgage Investments Inc	95,526	974
NorthStar Realty Finance Corp (b)	86,200	837

		3,655

REITS — Office Property (0.80%)
BioMed Realty Trust Inc	78,100	1,803
Maguire Properties Inc (b)	12,600	347
Parkway Properties Inc/Md (b)	29,900	1,074

		3,224

REITS — Regional Malls (0.63%)
Pennsylvania Real Estate Investment Trust	95,200	2,537

REITS — Shopping Centers (0.59%)
Cedar Shopping Centers Inc	58,700	653
Inland Real Estate Corp	37,500	502
Saul Centers Inc	23,800	1,219

		2,374

REITS — Single Tenant (0.36%)
National Retail Properties Inc	37,800	859
Realty Income Corp (b)	24,500	597

		1,456

REITS — Storage (0.04%)
Extra Space Storage Inc	10,000	151

REITS — Warehouse & Industrial (0.32%)
First Industrial Realty Trust Inc	20,800	724

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
REITS — Warehouse & Industrial (continued)
First Potomac Realty Trust	31,600	$550

		1,274

Rental — Auto & Equipment (0.51%)
Aaron Rents Inc	5,800	111
Dollar Thrifty Automotive Group (a)(b)	21,500	525
Electro Rent Corp	4,900	69
Rent-A-Center Inc/TX (a)(b)	78,300	1,339

		2,044

Retail — Apparel & Shoe (0.89%)
Brown Shoe Co Inc	50,375	866
Cato Corp/The	45,300	741
Charlotte Russe Holding Inc (a)(b)	15,300	276
Charming Shoppes Inc (a)(b)	400	3
Collective Brands Inc (a)(b)	31,200	550
Dress Barn Inc (a)(b)	14,100	172
New York & Co Inc (a)	47,000	261
Shoe Carnival Inc (a)(b)	6,400	95
Stage Stores Inc	45,075	539
Tween Brands Inc (a)(b)	2,900	93

		3,596

Retail — Auto Parts (0.06%)
CSK Auto Corp (a)(b)	37,900	226

Retail — Automobile (0.25%)
Asbury Automotive Group Inc (b)	47,400	672
Sonic Automotive Inc	17,400	349

		1,021

Retail — Bookstore (0.15%)
Barnes & Noble Inc	17,400	591

Retail — Computer Equipment (0.19%)
Insight Enterprises Inc (a)(b)	12,800	221
PC Connection Inc (a)(b)	17,100	215
Systemax Inc (b)	23,200	321

		757

Retail — Convenience Store (0.32%)
Casey’s General Stores Inc	2,800	73
Pantry Inc/The (a)(b)	42,200	1,226

		1,299

Retail — Drug Store (0.10%)
Longs Drug Stores Corp	8,300	382

Retail — Fabric Store (0.03%)
Jo-Ann Stores Inc (a)(b)	8,200	104

Retail — Hair Salons (0.08%)
Regis Corp	12,600	319

Retail — Jewelry (0.19%)
Movado Group Inc	31,500	763

Retail — Office Supplies (0.01%)
School Specialty Inc (a)	1,500	49

Retail — Pawn Shops (0.40%)
Cash America International Inc	50,100	1,629

Retail — Restaurants (1.16%)
AFC Enterprises (a)(b)	20,350	188
Domino’s Pizza Inc (b)	45,900	625
Ihop Corp	6,300	335
Jack in the Box Inc (a)	88,400	2,584
O’Charleys Inc	28,600	397
Papa John’s International Inc (a)	21,750	550

		4,679

Retirement & Aged Care (0.06%)
Sunrise Senior Living Inc (a)(b)	8,400	241

Rubber — Tires (0.10%)
Cooper Tire & Rubber Co	23,500	401

Rubber & Plastic Products (0.12%)
Myers Industries Inc	42,500	499

Savings & Loans — Thrifts (1.47%)
Anchor Bancorp Wisconsin Inc	5,900	148
BankUnited Financial Corp (b)	19,200	114
Berkshire Hills Bancorp Inc	800	19
Dime Community Bancshares	21,550	324
Downey Financial Corp (b)	12,700	438
First Financial Holdings Inc	11,300	275
First Niagara Financial Group Inc	147,330	1,874
First Place Financial Corp/OH	10,400	163
FirstFed Financial Corp (a)(b)	29,800	1,250
Flagstar Bancorp Inc (b)	18,900	156
TierOne Corp (b)	22,200	447
United Community Financial Corp/OH	29,400	183
WSFS Financial Corp	9,700	517

		5,908

Seismic Data Collection (0.06%)
Dawson Geophysical Co (a)(b)	4,100	235

Semiconductor Component — Integrated Circuits (0.75%)
Cirrus Logic Inc (a)	30,800	131
Emulex Corp (a)	122,100	1,905
Exar Corp (a)(b)	29,900	245
Micrel Inc	40,300	246
Pericom Semiconductor Corp (a)	7,100	96

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Semiconductor Component — Integrated
Circuits (continued)
Standard Microsystems Corp (a)	13,500	$404

		3,027

Semiconductor Equipment (1.29%)
Asyst Technologies Inc (a)	50,600	149
Axcelis Technologies Inc (a)	45,400	181
Brooks Automation Inc (a)(b)	42,900	527
Cabot Microelectronics Corp (a)(b)	18,700	647
Cohu Inc	43,700	653
Credence Systems Corp (a)	27,100	36
Entegris Inc (a)	137,537	1,059
Kulicke & Soffa Industries Inc (a)(b)	22,400	121
Mattson Technology Inc (a)(b)	11,300	64
MKS Instruments Inc (a)(b)	61,500	1,144
Photronics Inc (a)(b)	17,800	217
Rudolph Technologies Inc (a)	39,000	400

		5,198

Steel — Producers (0.48%)
Carpenter Technology Corp	12,300	758
Olympic Steel Inc	9,200	311
Schnitzer Steel Industries Inc	15,000	850

		1,919

Steel — Specialty (0.06%)
Universal Stainless & Alloy (a)	9,200	228

Steel Pipe & Tube (0.35%)
Valmont Industries Inc	16,900	1,415

Telecommunication Equipment (0.24%)
Arris Group Inc (a)(b)	68,542	602
Plantronics Inc	17,100	327
Utstarcom Inc (a)(b)	20,200	56

		985

Telecommunication Equipment — Fiber Optics (0.14%)
Finisar Corp (a)(b)	30,700	49
MRV Communications Inc (a)	17,600	31
Oplink Communications Inc (a)	29,900	382
Sycamore Networks Inc (a)	31,800	108

		570

Telecommunication Services (0.75%)
Consolidated Communications Holdings Inc (b)	25,574	400
Iowa Telecommunications Services Inc	23,500	362
MasTec Inc (a)(b)	25,900	216
Premiere Global Services Inc (a)(b)	144,100	1,757
RCN Corp	19,400	226
USA Mobility Inc (a)(b)	5,900	71

		3,032

Telephone — Integrated (0.57%)
Atlantic Tele-Network Inc	6,100	192
Cincinnati Bell Inc (a)	540,250	2,096

		2,288

Television (0.27%)
Lin TV Corp (a)(b)	16,200	211
Sinclair Broadcast Group Inc	95,200	857

		1,068

Textile — Apparel (0.13%)
Perry Ellis International Inc (a)(b)	29,600	519

Therapeutics (0.24%)
Cypress Bioscience Inc (a)(b)	25,900	217
Onyx Pharmaceuticals Inc (a)(b)	7,400	352
United Therapeutics Corp (a)(b)	4,800	403

		972

Tobacco (0.47%)
Alliance One International Inc (a)	289,700	1,092
Universal Corp/Richmond VA	16,200	807

		1,899

Toys (0.75%)
Jakks Pacific Inc (a)(b)	102,600	2,417
Marvel Entertainment Inc (a)(b)	21,300	601

		3,018

Transport — Air Freight (0.22%)
Atlas Air Worldwide Holdings Inc (a)(b)	17,900	894
Transport — Marine (1.33%)
Eagle Bulk Shipping Inc (b)	20,600	509
Genco Shipping & Trading Ltd (b)	23,800	1,174
Gulfmark Offshore Inc (a)(b)	62,800	2,626
Knightsbridge Tankers Ltd (b)	17,000	446
TBS International Ltd (a)(b)	18,100	603

		5,358

Transport — Services (0.30%)
Bristow Group Inc (a)(b)	14,600	735
Pacer International Inc	28,600	490

		1,225

Transport — Truck (0.09%)
Saia Inc (a)(b)	26,600	375

Water (0.06%)
American States Water Co (b)	7,400	255

Web Portals (0.11%)
United Online Inc (b)	41,000	458

Wire & Cable Products (0.32%)
Belden Inc	16,800	710

Schedule of Investments
Partners SmallCap Value Fund I
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Wire & Cable Products (continued)
Encore Wire Corp	33,800	$564

		1,274

Wireless Equipment (0.18%)
EMS Technologies Inc (a)	19,400	533
Powerwave Technologies Inc (a)(b)	31,500	120
RF Micro Devices Inc (a)(b)	26,200	84

		737

TOTAL COMMON STOCKS		$389,936

	Principle
	Amount	Value
	(000’s)	(000’s)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.16%)
U.S. Treasury (0.16%)
4.63%, 11/30/2008 (c)	$650	663

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$663

SHORT TERM INVESTMENTS (14.36%)
Money Market Funds (14.36%)
BNY Institutional Cash Reserve Fund (d)	$57,772	$57,772

TOTAL SHORT TERM INVESTMENTS		$57,772

REPURCHASE AGREEMENTS (7.05%)

Finance — Investment Banker & Broker (6.39%)

Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $25,922,000; 0.00% -6.38%; dated 05/16/08 - 01/11/27) (d)	$25,728	25,726

Money Center Banks (0.66%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $2,660,000; 0.00% -6.63%; dated 03/14/08 - 05/15/30) (d)	2,639	2,639

TOTAL REPURCHASE AGREEMENTS		$28,365

Total Investments		$476,736
Liabilities in Excess of Other Assets, Net - (18.49)%		(74,402)

TOTAL NET ASSETS - 100.00%		$402,334

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $663 or 0.16% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$37,295
Unrealized Depreciation	(71,957)

Net Unrealized Appreciation (Depreciation)	(34,662)
Cost for federal income tax purposes	511,398
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
RUSSELL 2000; March 2008	29	$10,987	$10,368	$(619)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	50.79%
Industrial	15.42%
Consumer, Non-cyclical	13.61%
Consumer, Cyclical	9.10%
Basic Materials	6.77%
Communications	6.30%
Technology	6.25%
Utilities	5.79%
Energy	3.88%
Exchange Traded Funds	0.41%
Government	0.16%
Diversified	0.01%
Liabilities in Excess of Other Assets, Net	(18.49%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.58%

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (99.58%)
Advanced Materials & Products (0.00%)
Core Molding Technologies Inc (a)	948	$7

Advertising Services (0.14%)
inVentiv Health Inc (a)	12,075	397

Aerospace & Defense (0.64%)
Esterline Technologies Corp (a)	31,600	1,472
Herley Industries Inc (a)	17,454	216
Kratos Defense & Security Solutions Inc (a)	35,400	79
MTC Technologies Inc (a)	3,500	82

		1,849

Aerospace & Defense Equipment (1.21%)
Alliant Techsystems Inc (a)(b)	8,825	934
Allied Defense Group Inc/The (a)(b)	3,900	27
Argon ST Inc (a)	2,900	51
CPI Aerostructures Inc (a)	3,900	34
DRS Technologies Inc	11,725	629
Ducommun Inc (a)	12,904	408
Kaman Corp	5,401	159
Moog Inc (a)	16,000	737
SIFCO Industries Inc (a)	1,709	26
Triumph Group Inc	9,698	524

		3,529

Agricultural Operations (0.02%)
Griffin Land & Nurseries Inc	1,602	53

Airlines (1.76%)
Alaska Air Group Inc (a)(b)	49,400	1,250
ExpressJet Holdings Inc (a)(b)	67,762	186
Frontier Airlines Holdings Inc (a)(b)	51,574	155
JetBlue Airways Corp (a)(b)	31,600	218
MAIR Holdings Inc (a)	16,800	79
Mesa Air Group Inc (a)(b)	42,610	150
Midwest Air Group Inc (a)	255	4
Republic Airways Holdings Inc (a)(b)	36,800	734
Skywest Inc	90,238	2,348

		5,124

Apparel Manufacturers (0.39%)
Ashworth Inc (a)	9,600	35
Delta Apparel Inc	5,800	52
Hartmarx Corp (a)	26,800	72
Kellwood Co (b)	32,391	647
Lakeland Industries Inc (a)(b)	5,060	50
Oxford Industries Inc (b)	9,300	212
Superior Uniform Group Inc	3,700	34
Tandy Brands Accessories Inc	6,000	48

		1,150

Applications Software (0.12%)
Authentidate Holding Corp (a)	8,200	4
EPIQ Systems Inc (a)(b)	20,504	303
Moldflow Corp (a)	3,083	40

		347

Athletic Equipment (0.04%)
Nautilus Inc (b)	25,500	119

Auction House & Art Dealer (0.01%)
Escala Group Inc (a)	8,050	19

Audio & Video Products (0.06%)
Audiovox Corp (a)	10,715	110
Cobra Electronics Corp	8,300	41
Emerson Radio Corp (a)	21,000	26

		177

Auto — Truck Trailers (0.05%)
Wabash National Corp	16,300	150

Auto Repair Centers (0.09%)
Monro Muffler Inc	13,725	254

Auto/Truck Parts & Equipment — Original (1.32%)
Accuride Corp (a)(b)	13,900	87
American Axle & Manufacturing Holdings (b)	51,300	1,116
ArvinMeritor Inc (b)	80,000	1,087
Hayes Lemmerz International Inc (a)	71,055	250
Modine Manufacturing Co (b)	36,900	570
Noble International Ltd/United States	7,812	99
Superior Industries International Inc (b)	33,263	606
Supreme Industries Inc	4,800	27

		3,842

Auto/Truck Parts & Equipment — Replacement (0.16%)
Commercial Vehicle Group Inc (a)	17,800	178
Dorman Products Inc (a)	11,900	132
Proliance International Inc (a)	15,060	30
Standard Motor Products Inc (b)	16,200	134

		474

B2B — E-Commerce (0.06%)
Arbinet-thexchange Inc (a)	4,200	23
ePlus Inc (a)	16,300	160

		183

Batteries & Battery Systems (0.67%)
EnerSys (a)	72,100	1,661
Greatbatch Inc (a)	13,100	296

		1,957

Brewery (0.02%)
Pyramid Breweries Inc (a)	5,050	12

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Brewery (continued)
Redhook ALE Brewery Inc (a)	8,700	$49

		61

Broadcasting Services & Programming (0.17%)
Gray Television Inc	61,100	463
Medialink Worldwide Inc (a)(b)	10,500	34

		497

Building — Heavy Construction (0.21%)
Granite Construction Inc	16,100	613

Building — Maintenance & Service (0.23%)
Healthcare Services Group	28,133	683
Sunair Services Corp (a)	200	—

		683

Building — Mobile Home & Manufactured Housing (0.33%)
Cavalier Homes Inc (a)	12,065	20
Cavco Industries Inc (a)(b)	4,400	145
Coachmen Industries Inc	12,800	66
Modtech Holdings Inc (a)	2,500	2
Monaco Coach Corp (b)	44,049	448
Palm Harbor Homes Inc (a)(b)	18,976	142
Skyline Corp (b)	5,000	146

		969

Building — Residential & Commercial (0.33%)
Beazer Homes USA Inc (b)	1,000	9
Comstock Homebuilding Cos Inc (a)	2,300	3
Dominion Homes Inc (a)(b)	6,400	4
M/I Homes Inc (b)	13,751	205
MDC Holdings Inc	10,500	486
Orleans Homebuilders Inc (b)	7,900	39
Standard-Pacific Corp (b)	15,600	59
WCI Communities Inc (a)(b)	23,600	143

		948

Building & Construction — Miscellaneous (0.00%)
Devcon International Corp (a)	400	1

Building & Construction Products — Miscellaneous (0.20%)
Gibraltar Industries Inc	26,109	345
NCI Building Systems Inc (a)(b)	7,200	207
Patrick Industries Inc (a)	2,100	18

		570

Building Products — Air & Heating (0.28%)
Lennox International Inc	22,040	819

Building Products — Cement & Aggregate (0.05%)
US Concrete Inc (a)(b)	35,200	132

Building Products — Doors & Windows (0.01%)
PGT Inc (a)	7,900	$37

Building Products — Wood (0.10%)
Universal Forest Products Inc (b)	7,800	282

Capacitors (0.26%)
Kemet Corp (a)(b)	144,800	754

Casino Hotels (0.04%)
Trump Entertainment Resorts Inc (a)(b)	24,100	107

Cellular Telecommunications (0.01%)
SunCom Wireless Holdings Inc (a)	1,210	32

Chemicals — Diversified (0.49%)
Aceto Corp	50,940	344
FMC Corp	9,150	486
Georgia Gulf Corp (b)	12,400	97
Westlake Chemical Corp (b)	25,500	513

		1,440

Chemicals — Fibers (0.00%)
Wellman Inc	13,300	5

Chemicals — Plastics (0.66%)
PolyOne Corp (a)(b)	73,800	455
Schulman A Inc	45,384	925
Spartech Corp	36,900	544

		1,924

Chemicals — Specialty (1.84%)
American Pacific Corp (a)	4,900	73
Chemtura Corp	28,600	192
Ferro Corp	33,300	589
Minerals Technologies Inc	15,600	849
NL Industries Inc (b)	32,000	360
OM Group Inc (a)	4,500	258
Penford Corp (b)	5,687	127
Quaker Chemical Corp	6,080	121
Sensient Technologies Corp	75,900	2,016
Stepan Co	11,300	338
Tronox Inc	44,600	325
Tronox Inc	16,900	124

		5,372

Circuit Boards (0.02%)
Merix Corp (a)(b)	17,400	47

Coatings & Paint (0.19%)
Valspar Corp	28,125	563

Coffee (0.13%)
Diedrich Coffee Inc (a)	2,200	7

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Coffee (continued)
Farmer Bros Co	15,900	$374

		381

Collectibles (0.03%)
RC2 Corp (a)	4,887	92

Commercial Banks (8.32%)
1st Source Corp	28,137	549
Alabama National Bancorporation (b)	12,600	986
Amcore Financial Inc	5,480	121
AmericanWest Bancorp	10,100	123
Ameris Bancorp	3,900	62
AmeriServ Financial Inc (a)	24,600	78
Bank of Florida Corp (a)	7,000	70
Bank of Granite Corp	1,600	19
Banner Corp	7,347	190
Beverly Hills Bancorp Inc	23,030	118
BNCCORP Inc (a)	2,300	30
Cadence Financial Corp	3,756	57
Capital Corp of the West	2,200	44
Capitol Bancorp Ltd (b)	4,482	93
Cardinal Financial Corp	13,000	108
Cascade Financial Corp	100	1
Cathay General Bancorp (b)	13,000	337
Centennial Bank Holdings Inc (a)(b)	46,396	302
Center Financial Corp	2,100	24
Central Bancorp Inc/MA	600	11
Central Pacific Financial Corp (b)	25,280	480
Chemical Financial Corp (b)	21,779	603
Citizens Republic Bancorp Inc	29,118	412
City National Corp/CA	900	51
Community Bancorp/NV (a)(b)	7,300	122
Community Bank System Inc	30,600	668
Community Trust Bancorp Inc	3,800	110
Corus Bankshares Inc (b)	13,600	173
Crescent Financial Corp (a)	2,356	21
Cullen/Frost Bankers Inc	15,275	832
Dearborn Bancorp Inc (a)	4,410	33
Farmers Capital Bank Corp	700	19
Fidelity Southern Corp	600	6
Financial Institutions Inc	2,600	50
First Bancorp/Troy NC	1,207	22
First Bank of Delaware (a)	1,240	3
First Busey Corp (b)	6,535	142
First Commonwealth Financial Corp (b)	32,700	379
First Community Bancorp Inc/CA (b)	23,600	838
First Financial Corp/IN (b)	10,800	322
First Mariner Bancorp Inc (a)	2,400	17
First Merchants Corp	19,700	532
First Regional Bancorp/Los Angeles CA (a)	3,004	61
First Security Group Inc/TN	300	3
First State Bancorporation/NM	7,500	94
FNB United Corp	4,100	47
Gateway Financial Holdings Inc	9,027	98
GB&T Bancshares Inc (b)	11,600	122
German American Bancorp Inc	7,728	100
Green Bankshares Inc	4,700	98
Hanmi Financial Corp (b)	6,100	52
Harleysville National Corp	4,100	62
Heritage Commerce Corp	2,300	44
Home Bancshares Inc/Conway AR (b)	3,600	78
IBERIABANK Corp	4,656	239
Imperial Capital Bancorp Inc	6,870	139
Integra Bank Corp	6,700	99
Intervest Bancshares Corp	1,900	28
Irwin Financial Corp	36,925	424
Lakeland Bancorp Inc	16,858	213
LNB Bancorp Inc	2,200	31
MainSource Financial Group Inc	15,379	238
MB Financial Inc (b)	30,091	936
MBT Financial Corp	5,600	52
Midwest Banc Holdings Inc (b)	8,370	96
Nara Bancorp Inc	600	7
National Penn Bancshares Inc (b)	12,751	221
NewBridge Bancorp	1,605	17
Northeast Bancorp	900	14
Omega Financial Corp (b)	10,400	317
Pacific Capital Bancorp NA	5,600	120
Pacific Mercantile Bancorp (a)	2,064	21
Peoples Bancorp Inc/OH	8,300	196
Pinnacle Bancshares Inc	200	2
Pinnacle Financial Partners Inc (a)(b)	1,300	29
Premier Financial Bancorp	700	9
Prosperity Bancshares Inc	42,247	1,215
Provident Bankshares Corp	38,625	801
Renasant Corp	8,079	169
Republic First Bancorp Inc (a)	247	2
Sandy Spring Bancorp Inc (b)	5,200	156
Security Bank Corp/GA (b)	3,800	28
Simmons First National Corp	23,793	675
South Financial Group Inc/The	27,078	468
Southern Community Financial Corp/NC	14,600	103
Southern Connecticut Bancorp Inc (a)	1,000	7
Southwest Bancorp Inc/Stillwater OK	4,766	84
Sterling Financial Corp/WA	15,900	283
Sun American Bancorp (a)	200	1
Sun Bancorp Inc/NJ (a)(b)	30,900	447
Superior Bancorp (a)(b)	19,100	111
Susquehanna Bancshares Inc	42,862	910

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Commercial Banks (continued)
Taylor Capital Group Inc	8,978	$176
UMB Financial Corp (b)	19,632	827
Umpqua Holdings Corp (b)	30,274	496
Union Bankshares Corp/VA (b)	3,500	68
United Bankshares Inc (b)	16,125	519
Univest Corp of Pennsylvania	3,000	78
Vineyard National Bancorp	4,200	33
Webster Financial Corp	26,600	901
WesBanco Inc (b)	22,152	608
Whitney Holding Corp	40,800	1,095
Wintrust Financial Corp	12,900	491
Yadkin Valley Financial Corp	1,000	15

		24,232

Commercial Services (0.52%)
Collectors Universe	5,900	70
Intersections Inc (a)(b)	13,724	111
Mac-Gray Corp (a)	15,100	166
PeopleSupport Inc (a)(b)	8,500	106
Perceptron Inc (a)	6,013	53
PHH Corp (a)	30,800	579
Source Interlink Cos Inc (a)(b)	65,230	141
Startek Inc (a)(b)	12,200	106
Team Inc (a)(b)	5,730	172

		1,504

Commercial Services — Finance (0.04%)
Newtek Business Services Inc (a)	22,400	30
Rewards Network Inc (a)	15,100	74
Track Data Corp (a)(b)	5,000	8

		112

Communications Software (0.18%)
CallWave Inc (a)	17,500	50
Captaris Inc (a)	9,600	32
Digi International Inc (a)	18,297	214
Seachange International Inc (a)(b)	30,700	216

		512

Computer Data Security (0.01%)
SCM Microsystems Inc (a)	11,000	36

Computer Services (0.49%)
Analysts International Corp (a)	38,200	52
Ciber Inc (a)	57,000	275
Computer Task Group Inc (a)	17,663	74
Dynamics Research Corp (a)	4,676	44
Furmanite Corp (a)	2,468	25
iGate Corp (a)(b)	24	—
Perot Systems Corp (a)	53,900	654
Pomeroy IT Solutions Inc (a)	10,500	70
SI International Inc (a)(b)	4,600	126
Technology Solutions Co (a)	1,480	4
TechTeam Global Inc (a)	4,100	38
Tier Technologies Inc (a)	7,000	55
Tripos Inc (c)(d)	100	—

		1,417

Computer Software (0.09%)
Accelrys Inc (a)	86	—
Avid Technology Inc (a)(b)	9,900	257

		257

Computers (0.14%)
Palm Inc (b)	53,800	291
PAR Technology Corp (a)(b)	7,100	56
Rackable Systems Inc (a)(b)	7,910	66

		413

Computers — Integrated Systems (0.34%)
Agilysys Inc	21,665	330
Catapult Communications Corp (a)	11,500	74
Delphax Technologies Inc (a)	5,800	3
Integral Systems Inc/MD (a)	193	5
Mercury Computer Systems Inc (a)	9,773	81
Micros Systems Inc (a)	7,000	431
Radisys Corp (a)	5,800	79

		1,003

Computers — Memory Devices (0.88%)
Ciprico Inc (a)	6,599	18
Dataram Corp	3,500	12
Dot Hill Systems Corp (a)	56,800	222
Hutchinson Technology Inc (a)(b)	21,300	336
Imation Corp	43,982	1,140
Iomega Corp (a)	35,600	97
Overland Storage Inc (a)	12,600	16
Quantum Corp (a)	204,004	469
Silicon Storage Technology Inc (a)	90,400	257

		2,567

Computers — Peripheral Equipment (0.07%)
Astro-Med Inc	11,200	108
Franklin Electronic Publishers Inc (a)	6,000	17
InFocus Corp (a)	34,185	53
KEY Tronic Corp (a)	7,695	26
Qualstar Corp (a)	800	2
Wells-Gardner Electronics Corp (a)	3,255	5

		211

Computers — Voice Recognition (0.00%)
ThinkEngine Networks Inc (a)	1,100	1

Consulting Services (0.57%)
BearingPoint Inc (a)(b)	133,200	261

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Consulting Services (continued)
Franklin Covey Co (a)	14,774	$111
Hackett Group Inc/The (a)	9,500	37
LECG Corp (a)	2,900	25
Management Network Group Inc (a)	28,120	65
MAXIMUS Inc	7,700	272
PDI Inc (a)	22,664	184
Watson Wyatt Worldwide Inc	14,200	698

		1,653

Consumer Products — Miscellaneous (1.18%)
American Greetings Corp	63,811	1,309
Central Garden and Pet Co — A Shares (a)(b)	34,000	169
Central Garden and Pet Co (a)(b)	17,000	93
CSS Industries Inc	13,424	392
Jarden Corp (a)(b)	2,789	70
Prestige Brands Holdings Inc (a)	26,000	194
Russ Berrie & Co Inc (a)(b)	28,700	414
Scotts Miracle-Gro Co/The	17,900	699
Spectrum Brands Inc (a)(b)	20,600	97

		3,437

Containers — Metal & Glass (0.20%)
Silgan Holdings Inc	12,075	572

Containers — Paper & Plastic (0.30%)
Chesapeake Corp	24,901	111
Graphic Packaging Corp (a)(b)	251,161	748
Mod-Pac Corp (a)	1,395	10

		869

Cosmetics & Toiletries (0.02%)
Parlux Fragrances Inc (a)	13,600	53

Data Processing & Management (0.09%)
Pegasystems Inc	21,604	212
Schawk Inc	3,900	56

		268

Direct Marketing (0.02%)
Traffix Inc	10,700	58

Disposable Medical Products (0.14%)
Medical Action Industries Inc (a)(b)	24,048	402

Distribution & Wholesale (0.60%)
Bell Microproducts Inc (a)(b)	47,972	252
Core-Mark Holding Co Inc (a)(b)	2,930	76
Directed Electronics Inc (a)	9,700	25
Handleman Co (b)	31,700	44
Huttig Building Products Inc (a)	17,000	68
Industrial Distribution Group Inc (a)	10,000	99
Jaco Electronics Inc (a)	1,000	1
Navarre Corp (a)	18,400	31
Owens & Minor Inc	12,575	520
WESCO International Inc (a)(b)	14,710	621

		1,737

Diversified Manufacturing Operations (1.09%)
Actuant Corp (b)	17,175	469
American Biltrite Inc (a)	1,000	6
AO Smith Corp	5,700	199
Bell Industries Inc (a)	2,900	2
EnPro Industries Inc (a)	8,023	241
Federal Signal Corp	13,200	153
GP Strategies Corp (a)	16,100	171
Griffon Corp (a)(b)	23,100	252
Lydall Inc (a)	5,600	51
Park-Ohio Holdings Corp (a)(b)	9,439	211
Standex International Corp	10,100	184
Teleflex Inc	9,400	556
Tredegar Corp (b)	49,365	684

		3,179

Diversified Operations (0.05%)
Compass Diversified Holdings	7,900	114
Resource America Inc (b)	2,223	28

		142

Diversified Operations & Commercial Services (0.06%)
Avalon Holdings Corp (a)	4,373	26
Viad Corp	5,300	142

		168

E-Commerce — Products (0.10%)
FTD Group Inc	22,100	281

E-Commerce — Services (0.00%)
Napster Inc (a)	1,000	2

Educational Software (0.04%)
PLATO Learning Inc (a)	39,960	125

Electric — Integrated (0.29%)
Maine & Maritimes Corp (a)	2,096	66
Unitil Corp	2,100	59
Westar Energy Inc	29,300	714

		839

Electronic Components — Miscellaneous (0.91%)
Benchmark Electronics Inc (a)	47,566	844
Blonder Tongue Laboratories (a)	1,700	2
CTS Corp	44,855	475
IntriCon Corp (a)	500	6
Methode Electronics Inc	17,269	209
OSI Systems Inc (a)(b)	18,925	442
Planar Systems Inc (a)	21,819	124

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Electronic Components — Miscellaneous (continued)
RF Monolithics Inc (a)	4,982	$27
Sanmina-SCI Corp (a)	133,158	209
Sparton Corp (a)	3,836	19
Stoneridge Inc (a)(b)	9,400	84
Sypris Solutions Inc	41,921	220

		2,661

Electronic Components — Semiconductors (2.21%)
Actel Corp (a)	38,310	456
Applied Micro Circuits Corp (a)	195,618	1,571
AXT Inc (a)	19,600	110
Bookham Inc (a)	73,000	132
California Micro Devices Corp (a)	11,500	41
Ceva Inc (a)(b)	16,000	135
DSP Group Inc (a)	14,000	160
ESS Technology (a)	44,414	55
Ibis Technology Corp (a)(b)	6,900	3
Ikanos Communications Inc (a)	7,450	39
Integrated Silicon Solution Inc (a)	41,282	241
IXYS Corp (a)(b)	20,200	152
Kopin Corp (a)	61,100	206
Lattice Semiconductor Corp (a)(b)	226,260	600
Leadis Technology Inc (a)	5,942	15
Microsemi Corp (a)(b)	30,725	698
Richardson Electronics Ltd/United State	23,735	118
Skyworks Solutions Inc (a)(b)	150,440	1,211
Staktek Holdings Inc (a)	1,800	3
Virage Logic Corp (a)	10,000	72
White Electronic Designs Corp (a)	36,721	166
Zilog Inc (a)	9,057	33
Zoran Corp (a)	19,292	228

		6,445

Electronic Connectors (0.00%)
Innovex Inc/MN (a)	30,198	9

Electronic Measurement Instruments (0.11%)
Aehr Test Systems (a)	82	—
Axsys Technologies Inc (a)	794	30
Cyberoptics Corp (a)	7,100	73
Keithley Instruments Inc	3,700	39
LeCroy Corp (a)(b)	10,857	99
Zygo Corp (a)(b)	7,200	84

		325

Electronic Parts Distribution (0.03%)
NU Horizons Electronics Corp (a)	15,500	88

Electronic Security Devices (0.01%)
Vicon Industries Inc (a)	2,200	18

Electronics — Military (0.01%)
Arotech Corp (a)(b)	10,093	19
Merrimac Industries Inc (a)	800	6

		25

Energy — Alternate Sources (0.09%)
Headwaters Inc (a)(b)	16,500	186
Plug Power Inc (a)(b)	22,290	61
Quantum Fuel Systems Technologies World (a)(b)	36,055	20

		267

Engineering — Research & Development Services (0.23%)
National Technical SYS Inc (a)	5,700	35
Servidyne Inc	500	3
SYS Technologies (a)	2,600	4
URS Corp (a)	14,175	622

		664

Engines — Internal Combustion (0.30%)
Briggs & Stratton Corp (b)	41,500	865

Enterprise Software & Services (0.86%)
JDA Software Group Inc (a)	9,930	177
Packeteer Inc (a)	800	4
Pervasive Software Inc (a)	39,500	148
Sybase Inc (a)(b)	37,650	1,062
SYNNEX Corp (a)	28,200	601
Tyler Technologies Inc (a)(b)	38,250	512

		2,504

Environmental Consulting & Engineering (0.04%)
TRC Cos Inc (a)(b)	16,000	109
E-Services — Consulting (0.02%)
Keynote Systems Inc (a)(b)	6,850	67

Fiduciary Banks (0.27%)
Boston Private Financial Holdings Inc (b)	33,800	772

Filtration & Separation Products (0.01%)
Flanders Corp (a)	4,333	24

Finance — Auto Loans (0.03%)
Consumer Portfolio Services (a)	17,265	58
United PanAm Financial Corp (a)	7,800	44

		102

Finance — Consumer Loans (0.09%)
Encore Capital Group Inc (a)(b)	11,900	93
Firstcity Financial Corp (a)	8,834	74
Ocwen Financial Corp (a)(b)	13,800	86

		253

Finance — Credit Card (0.14%)
Advanta Corp	8,132	81

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Finance — Credit Card (continued)
Advanta Corp	3,495	$31
CompuCredit Corp (a)(b)	20,100	296

		408

Finance — Investment Banker & Broker (1.89%)
Cowen Group Inc (a)(b)	13,141	131
KBW Inc (a)(b)	18,550	551
Knight Capital Group Inc (a)(b)	127,423	2,134
LaBranche & Co Inc (a)(b)	28,800	165
Piper Jaffray Cos (a)(b)	25,625	1,214
Raymond James Financial Inc	38,638	1,086
Sanders Morris Harris Group Inc	12,886	123
Thomas Weisel Partners Group Inc (a)	7,333	94

		5,498

Finance — Leasing Company (0.10%)
California First National Bancorp	1,100	11
Financial Federal Corp	7,491	180
Marlin Business Services Corp (a)	6,400	69
MicroFinancial Inc	5,975	34

		294

Finance — Mortgage Loan/Banker (0.07%)
Delta Financial Corp (b)	18,200	1
Federal Agricultural Mortgage Corp	7,600	209
Franklin Credit Management Corp (a)	5,800	4

		214

Finance — Other Services (0.04%)
Asset Acceptance Capital Corp (b)	13,100	126

Financial Guarantee Insurance (0.03%)
Triad Guaranty Inc (a)(b)	13,536	95

Fisheries (0.05%)
Zapata Corp (a)	22,800	158

Food — Baking (0.01%)
Tasty Baking Co	2,300	17

Food — Canned (0.31%)
Del Monte Foods Co	55,931	502
TreeHouse Foods Inc (a)	18,900	394

		896

Food — Miscellaneous/Diversified (1.62%)
Chiquita Brands International Inc (a)(b)	59,634	1,114
Corn Products International Inc	16,150	546
Golden Enterprises Inc	700	2
Hain Celestial Group Inc (a)(b)	52,768	1,424
John B. Sanfilippo & SON (a)(b)	19,776	138
M&F Worldwide Corp (a)(b)	15,500	606
Monterey Gourmet Foods Inc (a)	13,100	37
Ralcorp Holdings Inc (a)	15,600	849

		4,716

Food — Retail (0.24%)
Weis Markets Inc	12,353	462
Winn-Dixie Stores Inc (a)(b)	13,500	239

		701

Food — Wholesale & Distribution (0.54%)
Nash Finch Co (b)	10,400	371
Performance Food Group Co (a)	38,000	1,202

		1,573

Footwear & Related Apparel (0.03%)
Lacrosse Footwear Inc	1,200	18
Phoenix Footwear Group Inc (a)(b)	19,740	30
Rocky Brands Inc (a)	4,100	28

		76

Funeral Services & Related Items (0.37%)
Carriage Services Inc (a)(b)	24,435	197
Stewart Enterprises Inc	124,432	886

		1,083

Gambling (Non-Hotel) (0.24%)
Lakes Entertainment Inc (a)(b)	15,800	104
Pinnacle Entertainment Inc (a)	33,100	604

		708

Gas — Distribution (1.17%)
Atmos Energy Corp	21,925	629
New Jersey Resources Corp	20,900	980
South Jersey Industries Inc	25,200	883
Vectren Corp	32,850	902

		3,394

Gold Mining (0.03%)
US Gold Corp (a)(b)	25,600	97

Golf (0.00%)
Aldila Inc	200	3

Health Care Cost Containment (0.26%)
Healthspring Inc (a)	33,575	695
Hooper Holmes Inc (a)	48,100	69
Prospect Medical Holdings Inc (a)(c)(d)	1,200	5

		769

Healthcare Safety Device (0.07%)
Cardiac Science Corp (a)	23,000	191

Home Furnishings (0.80%)
Bassett Furniture Industries Inc	6,700	87
Chromcraft Revington Inc (a)	2,500	14
Flexsteel Industries	2,364	30

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Home Furnishings (continued)
Furniture Brands International Inc (b)	67,202	$642
Kimball International Inc	33,945	420
La-Z-Boy Inc (b)	67,600	515
Tempur-Pedic International Inc (b)	31,225	619

		2,327

Hotels & Motels (0.25%)
Interstate Hotels & Resorts Inc (a)	24,700	101
Lodgian Inc (a)(b)	21,900	191
Marcus Corp	8,579	152
Red Lion Hotels Corp (a)	35,400	280

		724

Housewares (0.24%)
Lenox Group Inc (a)(b)	18,800	37
Libbey Inc	4,350	67
Lifetime Brands Inc	10,000	119
National Presto Industries Inc (b)	8,652	485

		708

Human Resources (1.08%)
Cross Country Healthcare Inc (a)	29,356	371
Edgewater Technology Inc (a)	11,900	79
Kelly Services Inc	21,416	369
Medical Staffing Network Holdings Inc (a)	47,500	278
MPS Group Inc (a)	128,164	1,288
RCM Technologies Inc (a)	9,300	51
Spherion Corp (a)	100,500	671
Westaff Inc (a)	12,980	50

		3,157

Identification Systems — Development (0.28%)
Checkpoint Systems Inc (a)(b)	900	21
L-1 Identity Solutions Inc (a)(b)	59,200	806

		827

Industrial Audio & Video Products (0.02%)
Ballantyne of Omaha Inc (a)	10,600	50
Rockford Corp/Arizona (a)(b)	3,600	5

		55

Industrial Automation & Robots (0.25%)
Gerber Scientific Inc (a)	20,300	179
Nordson Corp	10,750	536

		715

Industrial Gases (0.25%)
Airgas Inc	15,825	734

Instruments — Controls (0.26%)
Frequency Electronics Inc	13,200	119
Photon Dynamics Inc (a)	13,400	120
Spectrum Control Inc (a)	15,900	146
Technology Research Corp	4,647	15
Watts Water Technologies Inc (b)	12,200	362

		762

Instruments — Scientific (0.03%)
Meade Instruments Corp (a)	34,417	52
OI Corp	1,700	19
Winland Electronics Inc (a)	1,800	4

		75

Insurance Brokers (0.22%)
Hilb Rogal & Hobbs Co	17,975	650

Internet Application Software (0.49%)
Interwoven Inc (a)	29,244	371
RealNetworks Inc (a)(b)	49,119	286
S1 Corp (a)	46,510	263
Vignette Corp (a)(b)	35,200	495

		1,415

Internet Connectivity Services (0.03%)
PC-Tel Inc (a)	14,252	89

Internet Content — Entertainment (0.04%)
Alloy Inc (a)	11,650	91
PlanetOut Inc (a)	3,700	16

		107

Internet Content — Information & News (0.36%)
Autobytel Inc (a)	95,971	231
Harris Interactive Inc (a)	147,160	466
Infospace Inc	27,300	260
Jupitermedia Corp (a)	10,800	35
Looksmart (a)	16,720	57

		1,049

Internet Financial Services (0.00%)
Insweb Corp (a)	800	8

Internet Incubators (0.17%)
CMGI Inc (a)	4,400	56
Internet Capital Group Inc (a)(b)	30,600	290
Safeguard Scientifics Inc (a)	70,800	136

		482

Internet Infrastructure Equipment (0.13%)
Avocent Corp (a)	23,400	388

Internet Infrastructure Software (0.09%)
Openwave Systems Inc (b)	53,300	110
SupportSoft Inc (a)	32,400	118
TeleCommunication Systems Inc (a)	8,300	30

		258

Internet Security (0.41%)
Activldentity Corp (a)	37,414	125

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Internet Security (continued)
Ipass Inc (a)	33,400	$104
Secure Computing Corp (a)(b)	55,600	498
SonicWALL Inc (a)(b)	51,994	456

		1,183

Intimate Apparel (0.20%)
Warnaco Group Inc/The (a)	16,594	596

Investment Companies (0.55%)
Hercules Technology Growth Capital Inc (b)	19,262	224
MCG Capital Corp	78,105	1,029
Medallion Financial Corp	23,244	232
Patriot Capital Funding Inc (b)	9,620	110

		1,595

Investment Management & Advisory Services (0.50%)
Affiliated Managers Group Inc (a)(b)	8,700	855
Waddell & Reed Financial Inc	18,525	615

		1,470

Lasers — Systems & Components (0.59%)
Coherent Inc (a)	27,500	715
Electro Scientific Industries Inc (a)	26,216	431
Newport Corp (a)(b)	36,235	381
Rofin-Sinar Technologies Inc (a)	4,500	191

		1,718

Leisure & Recreation Products (0.20%)
Brunswick Corp/DE	20,625	392
Johnson Outdoors Inc	6,500	118
Multimedia Games Inc (a)(b)	9,159	71

		581

Life & Health Insurance (1.61%)
American Equity Investment Life Holding	73,700	610
Delphi Financial Group Inc	12,600	395
Eastern Insurance Holdings Inc	2,802	46
FBL Financial Group Inc	35,896	1,183
Independence Holding Co	9,300	113
Penn Treaty American Corp (a)	20,525	123
Phoenix Cos Inc/The (b)	142,625	1,545
Presidential Life Corp	36,884	676

		4,691

Linen Supply & Related Items (0.45%)
Angelica Corp	6,950	120
G&K Services Inc	17,900	716
Unifirst Corp/MA	11,589	473

		1,309

Machinery — Electrical (0.44%)
Baldor Electric Co (b)	10,900	330
Regal-Beloit Corp	25,250	958

		1,288

Machinery — Farm (0.12%)
Alamo Group Inc	9,800	186
Gehl Co (a)(b)	9,500	168

		354

Machinery — General Industry (0.68%)
Applied Industrial Technologies Inc	50,175	1,515
Kadant Inc (a)	17,419	460

		1,975

Machinery — Material Handling (0.13%)
Key Technology Inc (a)	2,700	99
NACCO Industries Inc	2,678	268
Paragon Technologies Inc (a)	500	3

		370

Machinery — Print Trade (0.00%)
Baldwin Technology Co (a)	2,700	9

Machinery — Pumps (0.13%)
Tecumseh Products Co (a)	16,752	391

Machinery Tools & Related Products (0.32%)
Hardinge Inc	6,700	114
Lincoln Electric Holdings Inc	13,300	820
LS Starrett Co	200	3

		937

Medical — Biomedical/Gene (0.38%)
Applera Corp — Celera Group (a)	10,000	153
CuraGen Corp (a)	10,200	8
Enzon Pharmaceuticals Inc (a)(b)	108	1
Genitope Corp (a)(b)	28,300	22
Harvard Bioscience Inc (a)	29,282	129
Immunogen Inc (a)	1,000	3
Martek Biosciences Corp (a)(b)	24,200	690
Maxygen Inc (a)	2,768	21
Nanogen Inc (a)(b)	34,100	14
Neose Technologies Inc (a)	47,700	38
Orchid Cellmark Inc (a)	5,600	28

		1,107

Medical — Drugs (0.22%)
Acusphere Inc (a)	900	—
Adolor Corp (a)	10,100	41
APP Pharmaceuticals Inc (a)(b)	13,847	146
Hi-Tech Pharmacal Co Inc (a)	10,200	110
Infinity Pharmaceuticals Inc (a)	13,900	108
Lannett Co Inc (a)	4,700	14
Ore Pharmaceuticals Inc (a)	44,653	37
PharMerica Corp (a)(b)	12,115	180

		636

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical — Generic Drugs (0.35%)
Alpharma Inc (a)(b)	50,100	$1,028

Medical — Hospitals (0.09%)
Medcath Corp (a)	10,365	258

Medical — Nursing Homes (0.31%)
Kindred Healthcare Inc (a)	33,100	912

Medical — Outpatient & Home Medical Care (0.42%)
Allied Healthcare International Inc (a)	68,110	153
American Shared Hospital Services	1,200	2
Gentiva Health Services Inc (a)	19,000	351
LHC Group Inc (a)(b)	28,875	666
NovaMed Inc (a)(b)	5,400	21
Res-Care Inc (a)	1,200	27

		1,220

Medical Imaging Systems (0.04%)
Digirad Corp (a)	4,796	13
E-Z-Em-Inc (a)	4,600	95
Merge Technologies Inc (a)	16,698	15

		123

Medical Information Systems (0.04%)
AMICAS Inc (a)	43,300	121

Medical Instruments (0.28%)
Angiodynamics Inc (a)	8,878	180
Conmed Corp (a)	21,900	532
Datascope Corp	1,828	60
OccuLogix Inc (a)	3,300	—
Orthologic Corp (a)	22,475	24
Urologix Inc (a)	10,700	10

		806

Medical Products (0.65%)
ATS Medical Inc (a)	25,000	43
Caliper Life Sciences Inc (a)(b)	32,640	145
Cantel Medical Corp (a)	12,100	140
Cooper Cos Inc/The	17,200	677
Hanger Orthopedic Group Inc (a)	8,100	75
HealthTronics Inc (a)	36,200	147
Invacare Corp	10,800	263
Kewaunee Scientific Corp	700	12
Langer Inc (a)	4,300	11
Misonix Inc (a)	12,780	56
North American Scientific Inc (a)	1,075	—
Osteotech Inc (a)	27,133	160
Sonic Innovations Inc (a)	10,000	63
SRI/Surgical Express Inc (a)	4,400	19
Synovis Life Technologies Inc (a)	4,485	70

		1,881

Metal — Aluminum (0.07%)
Century Aluminum Co (a)	4,125	214

Metal — Iron (0.17%)
Cleveland-Cliffs Inc (b)	4,750	484

Metal Processors & Fabrication (0.66%)
CIRCOR International Inc	17,342	736
Intermet Corp (a)(c)(d)	100	—
Mueller Industries Inc	6,800	190
NN Inc	15,000	127
Wolverine Tube Inc (a)(b)	600	—
Worthington Industries Inc (b)	53,800	882

		1,935

Metal Products — Distribution (0.02%)
AM Castle & Co	3,100	66

Metal Products — Fasteners (0.01%)
Chicago Rivet & Machine Co	300	7
Eastern Co/The	600	10

		17

Miscellaneous Manufacturers (0.00%)
Portec Rail Products Inc	1,345	13

Motion Pictures & Services (0.01%)
Image Entertainment Inc (a)	14,200	16

MRI — Medical Diagnostic Imaging (0.01%)
RadNet Inc (a)(b)	1,700	15

Multi-Line Insurance (1.62%)
Alfa Corp	45,642	999
Atlantic American Corp (a)	7,500	12
Citizens Inc/TX (a)(b)	1,585	10
HCC Insurance Holdings Inc	39,490	1,100
Horace Mann Educators Corp	57,703	1,060
National Security Group Inc	300	5
United Fire & Casualty Co	45,934	1,533

		4,719

Multimedia (0.70%)
4Kids Entertainment Inc (a)(b)	11,300	150
Belo Corp	50,900	845
Entravision Communications Corp (a)	77,154	543
Journal Communications Inc (b)	12,261	101
Media General Inc	19,300	367
Triple Crown Media Inc (a)	7,695	38

		2,044

Music (0.04%)
Entertainment Distribution Co Inc (a)	31,300	18

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Music (continued)
Steinway Musical Instruments (b)	3,500	$89

		107

Networking Products (1.40%)
3Com Corp (a)	626,700	2,588
Adaptec Inc (a)	104,900	327
Avici Systems Inc (b)	3,200	22
Black Box Corp	22,677	754
Hypercom Corp (a)	57,700	203
Performance Technologies Inc (a)	16,050	85
Zhone Technologies Inc (a)	90,700	95

		4,074

Non-Ferrous Metals (0.21%)
USEC Inc (a)(b)	75,800	612

Non-Hazardous Waste Disposal (0.19%)
Waste Connections Inc (a)	17,637	515
WCA Waste Corp (a)	4,300	32

		547

Office Automation & Equipment (0.29%)
IKON Office Solutions Inc (b)	102,140	836
TRM Corp (a)	13,400	5

		841

Office Supplies & Forms (0.07%)
Ennis Inc	9,682	153
Nashua Corp (a)	4,100	42

		195

Oil — Field Services (1.93%)
Allis-Chalmers Energy Inc (a)(b)	8,800	97
Basic Energy Services Inc (a)(b)	14,700	263
Exterran Holdings Inc (a)(b)	53,252	3,474
Infinity Energy Resources Inc (a)	8,795	6
Newpark Resources (a)	48,900	238
Oil States International Inc (a)(b)	13,575	476
Superior Energy Services (a)	12,925	518
Trico Marine Services Inc (a)(b)	12,200	392
Union Drilling Inc (a)	9,300	143

		5,607

Oil & Gas Drilling (0.31%)
Bronco Drilling Co Inc (a)(b)	13,800	216
Grey Wolf Inc (a)(b)	48,300	288
Pioneer Drilling Co (a)	37,200	387

		891

Oil Company — Exploration & Production (4.89%)
Arena Resources Inc (a)(b)	13,685	487
Bois d’Arc Energy Inc (a)	25,100	481
Brigham Exploration Co (a)(b)	43,100	299
Callon Petroleum Co (a)	24,300	374
Comstock Resources Inc (a)	36,000	1,141
Concho Resources Inc (a)(b)	31,725	644
Continental Resources Inc/OK (a)	27,675	689
Edge Petroleum Corp (a)(b)	14,800	98
Encore Acquisition Co (a)	36,600	1,193
EXCO Resources Inc (a)	61,700	925
Gulfport Energy Corp (a)(b)	34,920	529
Harvest Natural Resources Inc (a)(b)	31,200	378
HKN Inc (a)	2,998	25
Mariner Energy Inc (a)	48,400	1,213
Meridian Resource Corp (a)	76,400	128
PetroHawk Energy Corp (a)	34,243	539
Petroleum Development Corp (a)(b)	12,000	690
Petroquest Energy Inc (a)(b)	42,325	547
Quest Resource Corp (a)(b)	3,200	24
Rosetta Resources Inc (a)	15,628	274
Royale Energy Inc	4,000	11
Stone Energy Corp (a)(b)	21,800	894
Swift Energy Co (a)	24,300	1,048
Whiting Petroleum Corp (a)	29,900	1,607

		14,238

Oil Field Machinery & Equipment (0.25%)
Complete Production Services Inc (a)(b)	34,775	553
Natural Gas Services Group Inc (a)	9,900	171

		724

Optical Recognition Equipment (0.05%)
Digimarc Corp (a)	18,100	150

Paper & Related Products (1.08%)
Buckeye Technologies Inc (a)	30,100	396
Caraustar Industries Inc (a)	36,383	108
Glatfelter	63,300	915
Louisiana-Pacific Corp (b)	40,400	617
Neenah Paper Inc	1,800	49
Rock-Tenn Co	14,052	402
Schweitzer-Mauduit International Inc	19,633	468
Wausau Paper Corp	19,100	171
Xerium Technologies Inc	4,700	22

		3,148

Pharmacy Services (0.12%)
BioScrip Inc (a)	44,600	346
Curative Health Services Inc (a)(c)(d)	4,500	—

		346

Photo Equipment & Supplies (0.00%)
Concord Camera Corp (a)	1,442	5

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Physical Therapy & Rehabilitation Centers (0.10%)
RehabCare Group Inc (a)	14,100	$296

Physician Practice Management (0.39%)
American Dental Partners Inc (a)	1,900	17
I-Trax Inc (a)	16,550	53
Matria Healthcare Inc (a)	6,243	180
OCA Inc (a)(c)(d)	1,600	—
Pediatrix Medical Group Inc (a)	12,975	883

		1,133

Pollution Control (0.00%)
Renegy Holdings Inc (a)	472	2

Poultry (0.01%)
Pilgrim’s Pride Corp	1,200	29

Power Converter & Supply Equipment (0.13%)
C&D Technologies Inc (a)(b)	47,100	279
Espey Manufacturing & Electronics Corp	1,400	27
Magnetek Inc (a)	18,950	72

		378

Printing — Commercial (0.07%)
Bowne & Co Inc	1,200	15
Champion Industries Inc/WV	18,958	107
Consolidated Graphics Inc (a)	1,700	86
Tufco Technologies Inc (a)	1,300	8

		216

Private Corrections (0.05%)
Cornell Cos Inc (a)(b)	7,600	152

Property & Casualty Insurance (5.82%)
21st Century Holding Co	2,000	25
Affirmative Insurance Holdings Inc	7,700	70
AmCOMP Inc (a)	28,900	348
American Physicians Capital Inc	14,006	579
Baldwin & Lyons Inc	28,571	762
CNA Surety Corp (a)	38,100	679
Commerce Group Inc	15,800	571
Donegal Group Inc	24,663	427
EMC Insurance Group Inc (b)	11,939	282
Fpic Insurance Group Inc (a)	12,346	520
Hallmark Financial Services (a)(b)	2,200	29
Harleysville Group Inc	39,917	1,423
Infinity Property & Casualty Corp	32,104	1,280
Investors Title Co	700	27
LandAmerica Financial Group Inc (b)	23,735	1,238
Meadowbrook Insurance Group Inc	58,800	541
Mercer Insurance Group Inc	5,400	94
Midland Co/The	19,900	1,274
Navigators Group Inc (a)	15,600	901
NYMAGIC Inc	8,700	204
PMA Capital Corp (a)	44,038	354
ProAssurance Corp (a)	17,300	998
Procentury Corp	11,000	161
RLI Corp	1,900	107
Safety Insurance Group Inc	5,800	226
SCPIE Holdings Inc (a)	9,300	244
SeaBright Insurance Holdings Inc (a)	10,800	159
Selective Insurance Group	47,600	1,138
State Auto Financial Corp	33,286	930
Stewart Information Services Corp	21,511	736
Unico American Corp (a)	13,834	128
United America Indemnity Ltd (a)	2,404	49
Zenith National Insurance Corp	11,200	446

		16,950

Protection — Safety (0.03%)
Henry Bros Electronics Inc (a)	800	3
Mace Security International Inc (a)	11,900	21
Protection One Inc (a)(b)	5,510	60

		84

Publicly Traded Investment Fund (0.60%)
iShares Russell 2000 Value Index Fund (b)	26,000	1,761

Publishing — Books (0.61%)
Scholastic Corp (a)	51,508	1,765

Publishing — Newspapers (0.17%)
Journal Register Co (b)	76,700	115
Lee Enterprises Inc (b)	32,500	388

		503

Racetracks (0.21%)
Churchill Downs Inc	3,500	178
Dover Motorsports Inc	6,111	43
Speedway Motorsports Inc	13,200	401

		622

Radio (0.67%)
Beasley Broadcasting Group Inc	6,250	36
Citadel Broadcasting Corp (b)	140,166	205
Cox Radio Inc (a)(b)	28,900	345
Cumulus Media Inc (a)	82,210	527
Emmis Communications Corp (a)	27,200	76
Entercom Communications Corp (b)	32,800	404
Radio One Inc (a)	91,880	147
Regent Communications Inc (a)	8,500	11
Saga Communications Inc (a)	15,300	89
Salem Communications Corp	11,200	42
Spanish Broadcasting System Inc (a)	31,048	56

		1,938

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Real Estate Management & Services (0.03%)
Housevalues Inc (a)	2,800	$8
Tarragon Corp (a)(b)	21,400	32
United Capital Corp (a)	1,900	44
ZipRealty Inc (a)(b)	1,200	6

		90

Real Estate Operator & Developer (0.13%)
Avatar Holdings Inc (a)(b)	6,700	287
California Coastal Communities Inc (a)(b)	10,800	79
Stratus Properties Inc (a)(b)	600	20

		386

Recreational Vehicles (0.02%)
Arctic Cat Inc	5,899	55

Recycling (0.00%)
Metal Management Inc	200	10

Reinsurance (0.62%)
Argo Group International Holdings Ltd (a)	27,267	1,114
IPC Holdings Ltd (b)	27,400	705

		1,819

REITS — Mortgage (0.14%)
Chimera Investment Corp	20,725	397

Rental — Auto & Equipment (0.74%)
Aaron Rents Inc	36,150	691
Dollar Thrifty Automotive Group (a)(b)	29,626	723
Electro Rent Corp	19,800	279
Mcgrath Rentcorp	20,175	470

		2,163

Research & Development (0.24%)
Albany Molecular Research Inc (a)(b)	49,011	527
PharmaNet Development Group Inc (a)(b)	4,100	167

		694

Resorts & Theme Parks (0.25%)
Bluegreen Corp (a)(b)	33,200	283
Great Wolf Resorts Inc (a)(b)	16,000	132
ILX Resorts Inc	5,800	21
Silverleaf Resorts Inc (a)	19,929	77
Six Flags Inc (a)(b)	113,800	222

		735

Respiratory Products (0.02%)
Allied Healthcare Products (a)	6,400	46
Rotech Healthcare Inc (a)(b)	5,900	2

		48

Retail — Apparel & Shoe (0.78%)
Brown Shoe Co Inc	8,300	143
Cache Inc (a)	2,600	29
Charming Shoppes Inc (a)(b)	92,482	596
Finish Line	25,400	57
Kenneth Cole Productions Inc	4,305	75
Phillips- Van Heusen Corp	14,825	625
Quiksilver Inc (a)	21,900	209
Stage Stores Inc	36,050	431
Syms Corp (b)	6,300	74
Wilsons The Leather Experts (a)	28,200	20

		2,259

Retail — Arts & Crafts (0.03%)
AC Moore Arts & Crafts Inc (a)(b)	6,248	75

Retail — Auto Parts (0.33%)
Coast Distribution System/CA	2,900	16
PEP Boys-Manny Moe & Jack (b)	86,700	947

		963

Retail — Automobile (1.10%)
America’s Car-Mart Inc (a)	5,800	66
Asbury Automotive Group Inc	29,900	424
Group 1 Automotive Inc (b)	18,400	486
Lithia Motors Inc	18,052	276
Penske Auto Group Inc (b)	28,335	515
Rush Enterprises Inc (a)	13,350	210
Rush Enterprises Inc (a)(b)	27,300	458
Sonic Automotive Inc	38,776	777

		3,212

Retail — Bookstore (0.03%)
Books-A-Million Inc	895	10
Borders Group Inc	7,400	83

		93

Retail — Computer Equipment (0.50%)
GTSI Corp (a)	7,478	67
Insight Enterprises Inc (a)	55,159	952
PC Connection Inc (a)(b)	33,502	422

		1,441

Retail — Consumer Electronics (0.00%)
Rex Stores Corp (a)(b)	400	7

Retail — Discount (0.31%)
99 Cents Only Stores (a)(b)	26,700	222
Big Lots Inc (a)(b)	16,271	282
Duckwall-ALCO Stores Inc (a)	6,600	150
Fred’s Inc	25,500	241

		895

Retail — Drug Store (0.01%)
Allion Healthcare Inc (a)	5,800	35

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Retail — Fabric Store (0.13%)
Jo-Ann Stores Inc (a)(b)	30,697	$389

Retail — Hair Salons (0.11%)
Regis Corp	13,214	335

Retail — Home Furnishings (0.22%)
Cost Plus Inc (a)(b)	9,400	38
Haverty Furniture Cos Inc (b)	13,000	133
Kirkland’s Inc (a)	22,498	21
Pier 1 Imports Inc (a)(b)	67,200	460

		652

Retail — Jewelry (0.28%)
Finlay Enterprises Inc (a)(b)	13,610	26
Lazare Kaplan International Inc (a)(b)	12,200	119
Zale Corp (a)(b)	40,600	666

		811

Retail — Leisure Products (0.21%)
MarineMax Inc (a)(b)	21,700	336
West Marine Inc (a)(b)	30,940	264

		600

Retail — Mail Order (0.02%)
Sharper Image Corp (a)(b)	15,696	35
Sport Supply Group Inc (b)	3,200	34

		69

Retail — Miscellaneous/Diversified (0.01%)
Hastings Entertainment Inc/United State (a)	1,300	12
Pricesmart Inc	251	7

		19

Retail — Music Store (0.00%)
Trans World Entertainment (a)	1,700	7

Retail — Office Supplies (0.21%)
School Specialty Inc (a)(b)	18,515	601

Retail — Pawn Shops (0.17%)
First Cash Financial Services Inc (a)(b)	48,350	484

Retail — Regional Department Store (0.02%)
Gottschalks Inc (a)	17,026	44

Retail — Restaurants (1.09%)
AFC Enterprises (a)(b)	40,100	372
Bob Evans Farms Inc	44,729	1,330
Buca Inc (a)	15,756	13
Frisch’s Restaurants Inc	800	16
J Alexander’s Corp	5,300	47
Landry’s Restaurants Inc (b)	4,900	101
Luby’s Inc (a)	21,400	203
Morton’s Restaurant Group Inc (a)(b)	4,000	29
O’Charleys Inc	19,900	276
Steak N Shake Co/The (a)(b)	19,600	171
Triarc Cos Inc	67,400	627

		3,185

Retail — Sporting Goods (0.04%)
Gander Mountain Co (a)(b)	13,600	66
Golfsmith International Holdings Inc (a)	534	2
Sport Chalet Inc (a)	5,700	30
Sport Chalet Inc (a)	800	4

		102

Retail — Video Rental (0.13%)
Blockbuster Inc (a)(b)	92,725	289
Blockbuster Inc (a)	34,700	96

		385

Retirement & Aged Care (0.01%)
Capital Senior Living Corp (a)(b)	2,949	23

Rubber — Tires (0.44%)
Cooper Tire & Rubber Co	75,398	1,287

Satellite Telecommunications (0.09%)
Loral Space & Communications Inc (a)(b)	10,400	276

Savings & Loans — Thrifts (3.46%)
Abington Bancorp Inc	6,810	64
Ameriana Bancorp	3,000	26
American Bancorp of New Jersey	10,792	111
Anchor Bancorp Wisconsin Inc	3,800	95
BankAtlantic Bancorp Inc	28,700	162
BankFinancial Corp	8,577	138
BankUnited Financial Corp (b)	29,948	178
Benjamin Franklin Bancorp Inc	1,800	24
Berkshire Hills Bancorp Inc	6,800	162
BofI Holding Inc (a)	1,600	11
Brookline Bancorp Inc	62,200	650
Camco Financial Corp	9,800	100
CFS Bancorp Inc	14,117	202
Citizens Community Bancorp Inc/WI	2,400	21
Citizens First Bancorp Inc	6,200	70
Citizens South Banking Corp	12,700	135
Cooperative Bankshares Inc	250	3
Dime Community Bancshares	18,700	281
First Defiance Financial Corp	7,600	160
First Federal Bancshares of Arkansas In	500	7
First Keystone Financial Inc (a)	100	1
First Niagara Financial Group Inc	91,800	1,168
First Pactrust Bancorp Inc	200	3
First Place Financial Corp/OH	21,794	342
FirstFed Financial Corp (a)(b)	3,900	164

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Savings & Loans — Thrifts (continued)
Flagstar Bancorp Inc (b)	47,100	$389
Flushing Financial Corp	17,736	284
Franklin Bank Corp/Houston TX (a)(b)	15,677	92
Great Lakes Bancorp Inc (a)(b)	11,580	154
HF Financial Corp	7,260	115
HMN Financial Inc	200	5
KNBT Bancorp Inc	28,600	523
Legacy Bancorp Inc/MA	7,400	101
LSB Corp	5,300	86
MASSBANK Corp	1,367	50
Meta Financial Group Inc	3,600	112
MFB Corp	600	21
New Hampshire Thrift Bancshares Inc	1,000	12
NewAlliance Bancshares Inc (b)	65,200	802
Northeast Community Bancorp Inc	2,900	34
Pacific Premier Bancorp Inc (a)	10,200	70
Parkvale Financial Corp	3,700	99
Provident Financial Holdings Inc	5,800	93
Provident Financial Services Inc (b)	79,900	1,099
Provident New York Bancorp (b)	34,990	483
Rainier Pacific Financial Group Inc	4,800	67
Riverview Bancorp Inc	15,000	179
Rome Bancorp Inc	6,900	80
TF Financial Corp	1,300	30
TierOne Corp	1,791	36
Timberland Bancorp Inc/WA	17,220	222
United Community Financial Corp/OH	25,960	162
United Financial Bancorp Inc (a)	2,289	25
United Western Bancorp Inc	2,500	48
Washington Federal Inc	8,600	210
Willow Financial Bancorp Inc	12,530	109

		10,070

Semiconductor Component — Integrated Circuits (0.48%)
Catalyst Semiconductor Inc (a)	14,400	61
Exar Corp (a)(b)	32,246	265
Hifn Inc (a)(b)	15,900	90
Pericom Semiconductor Corp (a)	26,920	365
Sigmatel Inc (a)	12,900	22
TriQuint Semiconductor Inc (a)	127,470	604

		1,407

Semiconductor Equipment (2.37%)
Aetrium Inc (a)	1,400	7
ATMI Inc (a)(b)	16,575	436
Aviza Technology Inc (a)	4,400	6
Axcelis Technologies Inc (a)(b)	84,476	337
Brooks Automation Inc (a)	105,736	1,300
Cascade Microtech Inc (a)	289	2
Cohu Inc	18,600	278
Credence Systems Corp (a)	157,109	206
Electroglas Inc (a)	33,359	61
Entegris Inc (a)	168,951	1,301
FSI International Inc (a)	25,214	45
inTEST Corp (a)	7,190	15
MKS Instruments Inc (a)	71,616	1,332
Nanometrics Inc (a)	22,700	137
Photronics Inc (a)(b)	29,900	364
Rudolph Technologies Inc (a)(b)	24,185	248
Ultra Clean Holdings (a)(b)	34,025	333
Varian Semiconductor Equipment Associates Inc (a)	15,250	491

		6,899

Shipbuilding (0.04%)
Todd Shipyards Corp	6,200	110

Software Tools (0.07%)
Borland Software Corp (a)(b)	84,326	211

Steel — Producers (0.37%)
Friedman Industries	3,100	18
Olympic Steel Inc (b)	4,200	142
Schnitzer Steel Industries Inc (b)	13,600	771
Shiloh Industries Inc (a)	20,153	160

		1,091

Steel — Specialty (0.02%)
Material Sciences Corp (a)	11,100	72

Steel Pipe & Tube (0.15%)
Mueller Water Products Inc	30,900	265
Northwest Pipe Co (a)	3,797	157

		422

Storage & Warehousing (0.07%)
Mobile Mini Inc (a)(b)	12,700	193

Sugar (0.08%)
Imperial Sugar Co (b)	10,663	234

Telecommunication Equipment (0.54%)
Anaren Inc (a)(b)	6,180	84
Applied Signal Technology Inc	4,400	59
Channell Commercial Corp (a)	1,300	2
CommScope Inc (a)(b)	14,425	640
Communications Systems Inc	7,600	81
Ditech Networks Inc (a)(b)	28,500	89
Preformed Line Products Co (b)	1,750	91
Symmetricom Inc (a)(b)	36,500	159
Tollgrade Communications Inc (a)	21,400	130
Utstarcom Inc (a)(b)	34,100	94
Westell Technologies Inc (a)	42,000	76

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Telecommunication Equipment (continued)
Wireless Telecom Group Inc (a)	20,000	$35
XETA Technologies Inc (a)	8,425	36

		1,576

Telecommunication Equipment — Fiber Optics (0.56%)
Clearfield Inc (a)	2,500	3
MRV Communications Inc (a)	13,600	24
Oplink Communications Inc (a)	7,466	95
Optical Cable Corp (a)	6,217	25
Sycamore Networks Inc (a)	442,237	1,495

		1,642

Telecommunication Services (0.09%)
Harris Stratex Networks Inc (a)	9,614	105
LCC International Inc (a)	34,649	68
RCN Corp (b)	8,843	103

		276

Telephone — Integrated (0.50%)
D&E Communications Inc	12,107	135
IDT Corp	3,300	21
IDT Corp (b)	140,500	975
Level 3 Communications Inc (a)(b)	157	1
SureWest Communications (b)	21,136	327

		1,459

Television (0.18%)
Acme Communications Inc	13,378	40
Lin TV Corp (a)	36,318	474

		514

Textile — Apparel (0.16%)
Perry Ellis International Inc (a)(b)	20,499	360
Talon International Inc (a)	1,800	1
Unifi Inc (a)	49,000	115

		476

Textile — Home Furnishings (0.00%)
Decorator Industries Inc	1,300	5
Quaker Fabric Corp (a)(b)	11,600	—

		5

Textile — Products (0.05%)
Culp Inc (a)	9,174	63
Dixie Group Inc (a)(b)	9,400	78

		141

Theaters (0.02%)
Carmike Cinemas Inc (b)	10,500	63

Therapeutics (0.14%)
Neurocrine Biosciences Inc (a)(b)	31,500	170
Pharmacyclics Inc (a)(b)	3,500	3
Renovis Inc (a)	15,370	40
Theragenics Corp (a)	46,600	181
Threshold Pharmaceuticals Inc (a)	484	—

		394

Tobacco (0.58%)
Universal Corp/Richmond VA	33,784	1,683

Tools — Hand Held (0.00%)
QEP Co Inc (a)(b)	400	4

Toys (0.31%)
Jakks Pacific Inc (a)(b)	38,204	900

Transport — Air Freight (0.00%)
AirNet Systems Inc (a)	1,300	2

Transport — Equipment & Leasing (0.42%)
Amerco Inc (a)(b)	7,200	500
GATX Corp	12,500	470
Greenbrier Cos Inc	8,800	171
Willis Lease Finance Corp (a)	5,400	74

		1,215

Transport — Marine (0.06%)
International Shipholding Corp (a)	7,649	162

Transport — Rail (0.02%)
Providence and Worcester Railroad Co	3,600	67

Transport — Services (0.61%)
Bristow Group Inc (a)(b)	29,481	1,484
PHI Inc (a)(b)	9,400	292

		1,776

Transport — Truck (1.14%)
Arkansas Best Corp (b)	17,600	542
Covenant Transportation Group Inc (a)	600	5
Forward Air Corp	18,100	561
Frozen Food Express Industries	26,000	148
Marten Transport Ltd (a)	17,850	304
PAM Transportation Services (a)(b)	24,385	378
Saia Inc (a)(b)	6,489	91
USA Truck Inc (a)	2,693	34
Werner Enterprises Inc	61,000	1,243

		3,306

Vitamins & Nutrition Products (0.04%)
Natural Alternatives International Inc (a)	3,300	28
Natural Health Trends Corp (a)(b)	4,700	3
Nutraceutical International Corp (a)	2,100	26
Omega Protein Corp (a)	6,000	51

		108

Water (0.31%)
Connecticut Water Service Inc	6,472	155

Schedule of Investments
Partners SmallCap Value Fund II
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Water (continued)
Middlesex Water Co	2,141	$40
Pico Holdings Inc (a)(b)	21,700	718

		913

Web Hosting & Design (0.02%)
Website Pros Inc (a)	6,353	62

Wire & Cable Products (0.28%)
Encore Wire Corp	5,300	88
General Cable Corp (a)(b)	11,675	677
Superior Essex Inc (a)	1,900	46

		811

Wireless Equipment (0.32%)
CalAmp Corp (a)	31,303	91
Carrier Access Corp (a)	13,800	35
EFJ Inc (a)	13,300	22
EMS Technologies Inc (a)	9,000	247
EndWave Corp (a)(b)	9,500	68
Powerwave Technologies Inc (a)(b)	67,785	258
Relm Wireless Corp	900	2
RF Micro Devices Inc (a)(b)	49,700	161
Telular Corp (a)	8,541	35
WPCS International Inc (a)(b)	1,685	14

		933

TOTAL COMMON STOCKS		$289,994

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (10.89%)
Money Market Funds (10.89%)
BNY Institutional Cash Reserve Fund (e)	$31,703	$31,703

TOTAL SHORT TERM INVESTMENTS		$31,703

REPURCHASE AGREEMENTS (11.29%)
Finance — Investment Banker & Broker (6.61%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $19,411,000; 0.00% -6.38%; dated 05/16/08 - 01/11/27) (e)	$19,266	$19,264

Money Center Banks (4.68%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $13,734,000; 0.00% -6.63%; dated 03/14/08 - 05/15/30) (e)	13,627	13,626

TOTAL REPURCHASE AGREEMENTS		$32,890

Total Investments		$354,587
Liabilities in Excess of Other Assets, Net - (21.76)%		(63,363)

TOTAL NET ASSETS - 100.00%		$291,224

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5 or 0.00% of net assets.

(d)	Security is Illiquid

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$26,647

Unrealized Depreciation	(66,699)

Net Unrealized Appreciation (Depreciation)	(40,052)
Cost for federal income tax purposes	394,639
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	47.87%
Consumer, Cyclical	14.83%
Industrial	13.85%
Consumer, Non-cyclical	12.99%
Technology	8.84%
Communications	8.09%
Energy	7.46%
Basic Materials	5.41%
Utilities	1.77%
Exchange Traded Funds	0.60%
Diversified	0.05%
Liabilities in Excess of Other Assets, Net	(21.76%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Preferred Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (0.93%)
Publicly Traded Investment Fund (0.93%)
BlackRock Preferred and Corporate Income Strategies (a)	37,200	$641
BlackRock Preferred Income Strategies Fund (a)	243,000	4,236
Blackrock Preferred Opportunity Trust (a)	121,600	2,383
Flaherty & Crumrine/Claymore Preferred (a)	150,900	2,692
Flaherty & Crumrine/Claymore Total Return (a)	122,000	2,192

		12,144

TOTAL COMMON STOCKS		$12,144

PREFERRED STOCKS (69.48%)
Cable TV (1.13%)
Comcast Corp 6.63%	121,340	2,808
Comcast Corp 7.00%	211,300	5,130
Comcast Corp 7.00%	280,945	6,799

		14,737

Cellular Telecommunications (0.06%)
US Cellular Corp	31,900	798

Commercial Banks (6.07%)
ASBC Capital I	97,301	2,399
BancorpSouth Capital Trust I	51,900	1,300
Banesto Holdings (b)	11,700	370
Barclays Bank PLC 6.63% (a)(c)	74,500	1,846
Barclays Bank PLC 7.10%	920,800	23,269
Barclays Bank PLC 7.75% (a)	74,300	1,956
Citizens Funding Trust I	137,200	2,839
HSBC Holdings PLC	299,600	7,160
M&T Capital Trust IV (a)	279,000	7,282
Provident Financial Group Inc	48,300	1,245
Royal Bank of Scotland Group PLC 6.35%; Series N (c)	224,932	5,398
Royal Bank of Scotland Group PLC 6.40%; Series M	47,800	1,153
Royal Bank of Scotland Group PLC 7.25%; Series T	341,000	8,696
Royal Bank of Scotland Group PLC — Series L	182,673	4,055
Royal Bank of Scotland Group PLC — Series P (c)	26,500	632
Royal Bank of Scotland Group PLC — Series Q (c)	186,539	4,626
Royal Bank of Scotland Group PLC — Series R	71,100	1,672
Royal Bank of Scotland Group PLC — Series S	134,000	3,304
VNB Capital Trust I	4,900	123
Zions Capital Trust B	3,300	84

		79,409

Diversified Financial Services (2.58%)
Citigroup Capital IX	74,300	1,642
Citigroup Capital VII	60,100	1,494
Citigroup Capital VIII	209,130	5,046
Citigroup Capital X	109,600	2,430
Citigroup Capital XI	111,600	2,456
Citigroup Capital XIV	2,000	50
Citigroup Capital XVI	84,300	1,952
Citigroup Capital XX (a)	236,400	6,274
General Electric Capital Corp 5.88%	52,798	1,299
General Electric Capital Corp 6.00%	311,200	7,811
General Electric Capital Corp 6.05%	100,000	2,572
General Electric Capital Corp 6.10%	9,600	241
General Electric Capital Corp 6.63%	4,000	101
Harris Preferred Capital Corp	17,700	442

		33,810

Electric — Integrated (4.58%)
Alabama Power Co — Series 2007B	217,222	5,398
Alabama Power Co — Series II (c)	369,600	9,247
Alabama Power Co — Series JJ	12,000	314
Dte Energy Trust I	18,800	472
Entergy Louisiana LLC	57,400	1,445
Entergy Mississippi Inc 6.00%	5,800	145
Entergy Mississippi Inc 7.25%	63,500	1,603
FPL Group Capital Inc 6.60% (c)	83,500	2,110
FPL Group Capital Inc 7.45%	5,000	131
FPL Group Capital Trust	2,100	50
Georgia Power Capital Trust VII	107,700	2,567
Georgia Power Co 5.70%	10,900	272
Georgia Power Co 5.75%	12,900	316
Georgia Power Co 5.90% (c)	63,000	1,556
Georgia Power Co 6.00%	6,100	153
Gulf Power Co	8,000	194
Mississippi Power Co	22,100	548
PPL Capital Funding Inc	291,400	7,212
PPL Energy Supply LLC	165,100	4,215
Virginia Power Capital Trust II	16,800	424
Xcel Energy Inc	852,789	21,618

		59,990

Fiduciary Banks (0.18%)
BNY Capital V	100,300	2,334

Finance — Consumer Loans (0.27%)
HSBC Finance Corp 6.88%	145,669	3,554

Finance — Credit Card (0.20%)
Capital One Capital II	111,700	2,658

Finance — Investment Banker & Broker (4.16%)
Bear Stearns Capital Trust III	3,000	75
Citigroup Inc (a)	800,000	20,976
JP Morgan Chase Capital XI	44,300	1,015
JP Morgan Chase Capital XII	24,100	574

Schedule of Investments
Preferred Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
PREFERRED STOCKS (continued)
Finance — Investment Banker & Broker (continued)
JP Morgan Chase Capital XIV	22,700	$542
Lehman Brothers Holdings Capital Trust 6.00%	2,400	55
Lehman Brothers Holdings Capital Trust 6.24%	47,657	1,107
Lehman Brothers Holdings Capital Trust III	133,228	3,091
Lehman Brothers Holdings Capital Trust Series L	124,900	2,963
Lehman Brothers Holdings Inc	58,500	1,390
Merrill Lynch Capital Trust III 7.00%	81,100	1,988
Merrill Lynch Capital Trust III 7.375% (c)	13,700	351
Merrill Lynch Preferred Capital Trust I	83,200	2,059
Merrill Lynch Preferred Capital Trust V	134,294	3,336
Morgan Stanley Capital Trust III	44,800	1,017
Morgan Stanley Capital Trust IV	46,700	1,039
Morgan Stanley Capital Trust V	162,950	3,443
Morgan Stanley Capital Trust VI	283,630	6,736
Morgan Stanley Capital Trust VII	115,500	2,740

		54,497

Finance —Mortgage Loan/Banker (0.75%)
Countrywide Capital V (c)	392,717	6,708

Countrywide Financial Corp	181,918	3,092

		9,800

Finance — Other Services (0.75%)
ABN AMRO Capital Funding Trust V	151,900	3,362
ABN AMRO Capital Funding Trust VII	244,600	5,569
National Rural Utilities Cooperative Finance Corp 5.95%	10,600	249
National Rural Utilities Cooperative Finance Corp 6.10%	15,000	352
National Rural Utilities Cooperative Finance Corp 6.75%	12,500	312

		9,844

Financial Guarantee Insurance (0.68%)
AMBAC Financial Group Inc 5.88% (c)	55,500	776
AMBAC Financial Group Inc 5.95%	63,100	890
Financial Security Assurance Holdings Ltd 5.60%	66,900	1,329
Financial Security Assurance Holdings Ltd 6.25%	249,825	5,541
Financial Security Assurance Holdings Ltd 6.875%	16,400	393

		8,929

Investment Companies (0.33%)
Allied Capital Corp	209,308	4,354

Investment Management & Advisory Services (1.98%)
Deutsche Bank Contingent Capital Trust	1,061,400	25,962

Life & Health Insurance (3.15%)
Delphi Financial Group Inc 7.375%	473,900	10,525
Delphi Financial Group Inc 8.00%	52,900	1,228
Lincoln National Capital VI	123,637	3,032
Lincoln National Corp	1,500	37
PLC Capital Trust III	11,000	271
PLC Capital Trust IV	41,400	1,002
PLC Capital Trust V	107,100	2,315
Protective Life Corp	560,300	14,002
Prudential PLC 6.50%	183,917	4,497
Prudential PLC 6.75%	158,492	3,908
Torchmark Capital Trust III	18,000	450

		41,267

Money Center Banks (2.97%)
Fleet Capital Trust IX (c)	27,400	621
JPMChase Capital XVI	188,100	4,592
Santander Finance Preferred SA Unipersonal 6.41% (c)	57,018	1,347
Santander Finance Preferred SA Unipersonal 6.50%	930,290	20,746
Santander Finance Preferred SA Unipersonal 6.80% (a)	493,704	11,528

		38,834

Multi—Line Insurance (6.16%)
ACE Ltd (c)	316,650	7,923
Aegon NV 6.375%	458,565	10,928
Aegon NV 6.50%	37,500	894
Aegon NV 6.875% (c)	36,800	907
Aegon NV 7.25%	100,800	2,530
Aegon NV — Series 1	67,500	1,351
American International Group Inc 6.45% (c)	103,300	2,459
American International Group Inc 7.70% (a)	793,300	20,586
ING Groep NV 6.13%	57,800	1,363
ING Groep NV 6.20% (c)	20,400	486
ING Groep NV 6.375%	406,900	9,635
ING Groep NV 7.05%	210,038	5,182
ING Groep NV 7.20%	57,600	1,431
ING Groep NV 7.375%	574,600	14,733
MetLife Inc 6.50%	10,000	245

		80,653

Multimedia (0.50%)
Viacom Inc	270,000	6,534

Oil Company — Exploration & Production (0.35%)
Nexen Inc	184,060	4,629

Property & Casualty Insurance (2.00%)
Arch Capital Group Ltd 7.88%	48,300	1,208
Arch Capital Group Ltd 8.00%	215,000	5,493
Berkley W R Capital Trust	638,925	15,334

Schedule of Investments
Preferred Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Property & Casualty Insurance (continued)
Markel Corp	164,400	$4,133

		26,168

Regional Banks (8.46%)
BAC Capital Trust I (c)	51,000	1,270
BAC Capital Trust II	100,000	2,472
BAC Capital Trust III	10,200	258
BAC Capital Trust IV	10,400	230
BAC Capital Trust V	46,600	1,060
BAC Capital Trust VIII	57,400	1,330
BAC Capital Trust X (c)	281,000	6,941
BAC Capital Trust XII	210,500	5,307
Bank One Capital VI	47,500	1,192
Fifth Third Capital Trust V (c)	11,800	297
Fifth Third Capital Trust VI	317,100	7,877
Fleet Capital Trust VIII	16,600	415
KeyCorp Capital IX	71,000	1,605
Keycorp Capital V	18,500	403
Keycorp Capital VI	3,600	79
KeyCorp Capital VIII	281,200	6,721
National City Capital Trust II	456,600	9,429
PNC Capital Trust D	130,800	3,007
Union Planter Preferred Funding Corp (b)	10	1,151
USB Capital IV (a)	2,000	48
USB Capital VI	105,600	2,317
USB Capital VII	82,500	1,840
USB Capital X	4,400	108
USB Capital XI	141,692	3,495
Wachovia Capital Trust IV	33,900	797
Wachovia Capital Trust IX (c)	513,900	12,174
Wachovia Capital Trust X (a)(c)	90,600	2,379
Wachovia Corp 7.25%	366,200	9,276
Wachovia Corp 8.00% (a)	623,300	16,436
Wells Fargo Capital IV	97,600	2,446
Wells Fargo Capital IX	134,100	2,927
Wells Fargo Capital VII	155,600	3,563
Wells Fargo Capital VIII	28,400	634
Wells Fargo Capital XI	55,800	1,341

		110,825

Reinsurance (1.86%)
Everest Re Capital Trust	190,219	4,206
PartnerRe Ltd 6.50%	168,366	4,083
PartnerRe Ltd 6.75% (c)	128,300	3,137
RenaissanceRe Holdings Ltd — Series B	42,800	1,027
RenaissanceRe Holdings Ltd — Series C	155,535	3,282
RenaissanceRe Holdings Ltd — Series D	379,600	8,586

		24,321

REITS — Apartments (0.40%)
AvalonBay Communities Inc	17,200	453
BRE Properties Inc — Series C	201,177	4,325
BRE Properties Inc — Series D	12,876	277
UDR Inc	11,100	234

		5,289

REITS — Diversified (3.09%)
Duke Realty Corp 6.50%	257,200	5,633
Duke Realty Corp 6.60%	47,600	1,059
Duke Realty Corp 6.95%	369,911	8,767
Duke Realty Corp 7.25%	139,132	3,381
PS Business Parks Inc — Series H	119,200	2,598
PS Business Parks Inc — Series I	159,400	3,384
PS Business Parks Inc — Series K	118,600	2,876
PS Business Parks Inc — Series L	2,400	55
PS Business Parks Inc — Series M	15,700	355
PS Business Parks Inc — Series O	13,900	315
PS Business Parks Inc — Series P	485,600	10,028
Vornado Realty Trust — Series F (c)	25,448	574
Vornado Realty Trust — Series H	21,300	480
Vornado Realty Trust — Series I (c)	41,600	930

		40,435

REITS — Office Property (1.31%)
HRPT Properties Trust — Series B	52,051	1,297
HRPT Properties Trust — Series C	703,100	15,820

		17,117

REITS — Shopping Centers (3.97%)
Developers Diversified Realty Corp 7.38%	21,100	489
Developers Diversified Realty Corp 7.50%	22,500	531
Developers Diversified Realty Corp 8.00%	134,100	3,299
Kimco Realty Corp	782,900	19,455
Regency Centers Corp 6.70%	274,600	6,137
Regency Centers Corp 7.25% (a)	238,800	5,600
Regency Centers Corp 7.45% (a)	223,000	5,330
Weingarten Realty Investors 6.50% (c)	271,800	6,240
Weingarten Realty Investors 6.95%	200,800	4,829

		51,910

REITS — Single Tenant (0.84%)
Realty Income Corp — Series D	495,093	10,719
Realty Income Corp — Series E (c)	13,300	318

		11,037

REITS — Storage (3.00%)
Public Storage Inc 6.18%; Series D	22,200	484
Public Storage Inc 6.25%; Series Z	14,700	318
Public Storage Inc 6.45%; Series X	77,600	1,757
Public Storage Inc 6.45%	382,000	8,484
Public Storage Inc 6.50%; Series W	21,800	497
Public Storage Inc 6.60%; Series C	90,100	2,053
Public Storage Inc 6.63% (c)	290,200	6,602

Schedule of Investments
Preferred Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
REITS — Storage (continued)
Public Storage Inc 6.75%; Series E	22,028	$508
Public Storage Inc 6.75%; Series L	89,100	2,066
Public Storage Inc 6.85%; Series Y	98,900	2,176
Public Storage Inc 6.95%	21,500	509
Public Storage Inc 7.00%; Series G	6,000	145
Public Storage Inc 7.00%	53,700	1,278
Public Storage Inc 7.13%; Series B	3,200	80
Public Storage Inc 7.25%; Series K	355,933	8,745
Public Storage Inc 7.25%	106,100	2,600
Public Storage Inc 7.63%; Series T (c)	38,100	954

		39,256

REITS — Warehouse & Industrial (1.19%)
AMB Property Corp — Series L	142,200	3,140
AMB Property Corp — Series M	52,800	1,204
AMB Property Corp — Series O	19,100	443
AMB Property Corp — Series P	196,400	4,441
First Industrial Realty Trust Inc — Series J	171,100	3,840
First Industrial Realty Trust Inc — Series K	12,100	272
Prologis — Series F	1,300	31
Prologis — Series G (c)	93,600	2,232

		15,603

Sovereign Agency (3.07%)
Fannie Mae — Series O	109,000	5,402
Fannie Mae — Series Q	150,600	3,727
Fannie Mae — Series S	161,500	4,267
Freddie Mac 5.57%	527,200	11,098
Freddie Mac 5.66%	214,600	4,655
Freddie Mac 5.79%; Series K	100,000	4,352
Freddie Mac 5.81%; Series O	5,000	210
Freddie Mac 6.55%; Series Y	97,100	2,373
Freddie Mac 8.38%	127,000	3,410
Tennessee Valley Authority — Series D	30,500	757

		40,251

Special Purpose Entity (2.02%)
Citigroup Capital XVII	108,000	2,474
Corporate-Backed Trust Certificates 6.00%; Series GS	55,300	1,247
Corporate-Backed Trust Certificates 6.00%	5,900	131
Corporate-Backed Trust Certificates 6.30%	3,200	76
Corporate-Backed Trust Certificates — Series BMY	14,100	318
Corporate-Backed Trust Certificates — Series VZ	22,800	579
CORTS Trust for AIG	4,400	97
CORTS Trust for Aon Capital	1,000	25
CORTS Trust for Bellsouth Telecommunication	29,600	651
CORTS Trust for Bristol Meyers Squibb	14,500	357
CORTS Trust for First Union Institutional Capital I	41,000	1,075
CORTS Trust for General Electric Capital	12,200	302
CORTS Trust for Goldman Sachs Capital I	28,100	632
CORTS Trust for IBM — Series IV	700	18
CORTS Trust for SunAmerica	11,900	286
CORTS Trust II for Goldman Sachs Capital I	12,700	286
CORTS Trust III for Verizon Global Fund	1,300	33
CORTS Trust VI for IBM Debentures	3,100	78
CORTS-IBM	2,000	46
Deutsche Bank Capital Funding Trust IX	41,200	1,021
Deutsche Bank Capital Funding Trust VII (c)	19,200	460
Merrill Lynch Capital Trust I (c)	271,900	6,428
Merrill Lynch Capital Trust II	37,100	856
National City Capital Trust IV (c)	153,000	3,823
PreferredPlus TR-CCR1 5.75%	10,200	224
PreferredPlus TR-CCR1 6.00%	26,200	583
PreferredPlus TR-CCR1 — Series GSC3	34,100	759
PreferredPlus TR-CCR1 — Series GSG1	9,900	226
SATURNS 5.75%	24,600	546
SATURNS 6.00%; Series GS (a)	3,300	75
SATURNS 6.00%	28,600	646
SATURNS — Series AIG	10,200	222
SATURNS — Series CSFB	11,300	270
SATURNS — Series GS 5.63%	12,400	267
SATURNS — Series GS 6.00%	33,000	744
Structured Repackaged Asset-Backed Trust	6,000	90
Trust Certificates Series 2001-2	19,410	485

		26,436

Telecommunication Services (0.42%)
Centaur Funding Corp (b)	5,000	5,508

Telephone — Integrated (0.01%)
AT&T Inc	6,500	162

Television (0.99%)
CBS Corp 6.75%	410,000	9,663
CBS Corp 7.25%	137,200	3,341

		13,004

TOTAL PREFERRED STOCKS		$909,915

	Principal
	Amount	Value
	(000’s)	(000’s)

BOND (24.65%)

Commercial Banks (7.00%)

Banponce Trust I 8.33%, 2/1/2027	$1,000	1,012
Barclays, Bank PLC 8.55%, 9/29/2049 (b)	3,900	4,223

Schedule of Investments
Preferred Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Commercial Banks (continued)
BNP Paribas
5.19%, 6/29/2049 (b)(d)	$3,000	$2,724
7.20%, 6/29/2049 (b)	2,000	1,927
BOI Capital Funding No. 3
6.11%, 2/4/2016 (b)(d)	5,000	4,306
Caisse Nationale des Caisses
6.75%, 1/27/2049	1,500	1,414
CBA Capital Trust I
5.81%, 12/31/2049 (b)	7,000	6,705
CBG Florida REIT Corp
7.11%, 5/29/2049 (b)(d)	4,000	3,804
Centura Capital Trust I
8.85%, 6/1/2027 (b)	3,000	3,133
Credit Agricole SA/London
6.64%, 5/31/2049 (b)(d)	11,500	10,459
First Empire Capital Trust I
8.23%, 2/1/2027	2,000	2,082
First Empire Capital Trust II
8.28%, 6/1/2027	2,000	2,088
First Hawaiian Capital I
8.34%, 7/1/2027	5,000	5,209
First Midwest Capital Trust I
6.95%, 12/1/2033	1,000	921
HBOS PLC
6.41%, 10/1/2035 (b)(d)	4,700	3,764
North Fork Capital Trust II
8.00%, 12/15/2027	3,450	2,992
Northgroup Preferred Capital Corp
6.38%, 12/29/2049 (b)(d)	10,000	9,334
Popular North America Capital Trust I
6.56%, 9/15/2034	1,000	852
Royal Bank of Scotland Group PLC
7.64%, 3/31/2049 (d)(e)	6,000	6,145
7.65%, 8/29/2049 (d)	1,200	1,246
Shinsei Finance II
7.16%, 7/29/2049 (b)(d)	6,200	4,974
Standard Chartered PLC
7.01%, 12/29/2049 (b)	9,500	9,005
Swedbank AB
9.00%, 12/29/2049 (b)(d)	2,000	2,147
Westpac Capital Trust III
5.82%, 9/30/2013 (b)	1,300	1,246

		91,712

Finance — Consumer Loans (0.52%)
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	7,300	6,791

Finance — Credit Card (0.17%)
Capital One Capital III
7.69%, 8/15/2036	3,000	2,271

Finance — Investment Banker & Broker (0.62%)
Goldman Sachs Group Inc/The
6.35%, 2/15/2034	500	452
JP Morgan Chase Capital XVIII
6.95%, 8/17/2036	6,900	6,650
Schwab Capital Trust I
7.50%, 11/15/2037 (d)	1,000	1,027

		8,129

Financial Guarantee Insurance (0.07%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (c)	2,000	903

Investment Management & Advisory Services (0.06%)
Dresdner Bank
5.31%, 6/29/2049 (d)	1,000	852

Life & Health Insurance (0.43%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (b)(d)	4,750	4,744
Nationwide Financial Services
6.75%, 5/15/2037	1,000	845

		5,589

Money Center Banks (4.51%)
ABN Amro North American Holding Capital
6.52%, 12/29/2049 (b)(d)	9,600	9,983
BankAmerica Institutional
8.07%, 12/31/2026 (b)	500	513
BBVA International Preferred SA Unipers
5.92%, 12/29/2049 (b)(d)	7,600	6,545
BCI US Funding Trust
8.01%, 12/31/2049 (b)	2,830	2,889
BNP Paribas Capital Trust
9.00%, 12/29/2049 (b)	3,000	3,251
DBS Capital Funding Corp
7.66%, 3/15/2049 (b)	1,500	1,627
Dresdner Funding Trust I
8.15%, 6/30/2031 (b)	4,200	4,199
HBOS Capital Funding
6.85%, 3/23/2009	800	814
HBOS Capital Funding LP
6.07%, 6/29/2049 (b)(d)	10,000	9,484
HSBC Capital Funding LP/Jersey Channel
10.18%, 12/29/2049 (b)(d)	1,000	1,288
KBC Bank Funding Trust III
9.86%, 11/29/2049 (b)(d)	2,700	2,926
Lloyds TSB Bank
6.90%, 11/29/2049 (c)	3,790	3,733
Mizuho Finance Group
8.38%, 1/29/2049	9,000	9,570
UBS Preferred Funding Trust I
8.62%, 10/29/2049	2,000	2,186

		59,008

Schedule of Investments
Preferred Securities Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Mortgage Banks (0.26%)
Abbey National Capital Trust I
8.96%, 12/29/2049	$2,900	$3,427

Multi-Line Insurance (3.02%)
Allstate Corp/The
6.50%, 5/15/2057	2,000	1,823
American International Group Inc
6.25%, 3/15/2037	500	437
AXA SA
6.46%, 12/31/2049 (b)(d)	12,300	10,713
Metlife Capital Trust IV
7.88%, 12/15/2037 (b)	10,000	9,866
USF&G Capital III
8.31%, 7/1/2046 (b)	3,000	3,244
XL Capital Ltd
6.50%, 12/31/2049 (d)	17,000	13,427

		39,510

Mutual Insurance (0.37%)
Liberty Mutual Group Inc
7.80%, 3/15/2037 (b)	2,000	1,753
Oil Insurance Ltd
7.56%, 12/29/2049 (b)(d)	3,000	3,030

		4,783

Property & Casualty Insurance (0.92%)
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037 (d)	2,270	2,005
Progressive Corp/The
6.70%, 6/15/2037	10,550	10,032

		12,037

Regional Banks (1.10%)
Bank of America Corp
8.00%, 12/29/2049 (d)	3,100	3,220
KeyCorp Capital II
6.88%, 3/17/2029	5,000	5,012
PNC Preferred Funding Trust I
6.52%, 12/31/2049 (b)(d)	6,700	6,165

		14,397

Savings & Loans — Thrifts (0.83%)
Washington Mutual Preferred Funding Cayman
7.25%, 3/29/2049 (b)	9,900	7,335
Washington Mutual Preferred Funding II
6.67%, 12/29/2049 (b)(d)	5,100	3,544

		10,879

Special Purpose Banks (0.14%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (b)	2,000	1,827

Special Purpose Entity (3.98%)
BankBoston Capital Trust IV
5.75%, 6/8/2028 (d)	5,000	4,545
BayernLB Capital Trust I
6.20%, 12/31/2049	8,230	7,061
CA Preferred Trust
7.00%, 1/29/2049 (c)	6,500	6,510
Capital One Capital IV
6.75%, 2/17/2037	2,000	1,365
ILFC E-Capital Trust II
6.25%, 12/21/2065 (b)(d)	2,000	1,923
JP Morgan Chase Capital XX
6.55%, 9/29/2036	850	778
JP Morgan Chase Capital XXI
6.31%, 2/ 2/2037	2,000	1,487
Mangrove Bay Pass- Through Trust
6.10%, 7/15/2033 (b)	5,000	4,325
Old Mutual Capital Funding
8.00%, 5/29/2049 (c)	4,000	4,005
QBE Capital Funding II LP
6.80%, 6/29/2049 (b)(d)(e)	21,200	19,962
Twin Reefs Pass- Through Trust
5.41%, 12/31/2049 (b)(d)	500	100

		52,061

Tools — Hand Held (0.46%)
Stanley Works Capital Trust I
5.90%, 12/1/2045 (d)	7,000	6,071

Transport — Rail (0.19%)
BNSF Funding Trust I
6.61%, 12/15/2055 (d)	2,750	2,513

TOTAL BONDS		$322,760

SHORT TERM INVESTMENTS (0.84%)
Money Market Funds (0.84%)
BNY Institutional Cash Reserve Fund (f)	$10,992	$10,992

TOTAL SHORT TERM INVESTMENTS		$10,992

REPURCHASE AGREEMENTS (1.35%)
Finance — Investment Banker & Broker (0.56%)

Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $7,388,000; 0.00% -6.38%; dated 05/16/08 - 01/11/27) (f)	$7,333	$7,332

Money Center Banks (0.79%)

Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $10,403,000; 0.00% -6.63%; dated 03/14/08 - 05/15/30) (f)	10,322	10,321

TOTAL REPURCHASE AGREEMENTS		$17,653

Total Investments		$1,273,464
Other Assets in Excess of Liabilities, Net — 2.75%		36,010

TOTAL NET ASSETS — 100.00%		$1,309,474

Schedule of Investments
Preferred Securities Fund
January 31, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $196,016 or

14.97% of net assets.

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Variable Rate

(e)	Security purchased on a when-issued basis.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$41,864
Unrealized Depreciation	(53,540)

Net Unrealized Appreciation (Depreciation)	(11,676)
Cost for federal income tax purposes	1,283,053
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	84.55%
Utilities	4.58%
Communications	3.11%
Government	3.07%
Exchange Traded Funds	0.93%
Industrial	0.66%
Energy	0.35%
Other Assets in Excess of Liabilities, Net	2.75%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.77%)
Principal Investors Fund, Inc. Institutional Class (99.77%)
Bond & Mortgage Securities Fund (a)	47,889,020	$500,440
Disciplined LargeCap Blend Fund (a)	11,641,425	162,282
High Yield Fund (a)	3,905,247	38,896
High Yield Fund II (a)	1,398,886	11,429
Inflation Protection Fund (a)	7,215,270	69,194
International Emerging Markets Fund (a)	1,698,353	45,346
International Growth Fund (a)	12,522,205	147,637
LargeCap Growth Fund (a)	8,413,860	71,939
LargeCap Value Fund (a)	4,043,157	44,636
Partners International Fund (a)	5,958,214	86,692
Partners LargeCap Blend Fund I (a)	9,458,681	85,034
Partners LargeCap Growth Fund I (a)	9,048,584	70,760
Partners LargeCap Value Fund (a)	3,304,888	43,129
Partners LargeCap Value Fund I (a)	3,467,843	44,839
Partners SmallCap Growth Fund III (a)(b)	2,428,295	24,647
Preferred Securities Fund (a)	12,253,574	123,271
Real Estate Securities Fund (a)	6,290,694	100,337
SmallCap S&P 600 Index Fund (a)	2,627,257	40,407
SmallCap Value Fund (a)	1,583,612	23,960
Ultra Short Bond Fund (a)	6,776,227	62,951

		1,797,826

TOTAL INVESTMENT COMPANIES		$1,797,826

Total Investments		$1,797,826
Other Assets in Excess of Liabilities, Net - 0.23%		4,148

TOTAL NET ASSETS - 100.00%		$1,801,974

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$39,582
Unrealized Depreciation	(121,001)

Net Unrealized Appreciation (Depreciation)	(81,419)
Cost for federal income tax purposes	1,879,245
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	44.74%
Domestic Equity Funds	39.51%
International Equity Funds	15.52%
Other Assets in Excess of Liabilities, Net	0.23%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	44,003,740	$469,385	4,483,148	$46,885	597,868	$6,260	47,889,020	$510,010
Disciplined LargeCap Blend Fund	9,501,410	139,735	2,289,159	35,568	149,144	2,174	11,641,425	173,128
High Yield Fund	3,418,884	35,680	552,288	5,649	65,925	662	3,905,247	40,664
High Yield Fund II	1,331,393	11,784	67,493	567	—	—	1,398,886	12,351
Inflation Protection Fund	6,478,059	61,593	824,450	7,785	87,239	827	7,215,270	68,551
International Emerging Markets Fund	1,332,522	34,876	383,635	11,835	17,804	520	1,698,353	46,191
International Growth Fund	10,596,718	126,100	2,082,739	27,796	157,252	1,937	12,522,205	151,957
LargeCap Growth Fund	7,703,817	54,901	807,975	7,610	97,932	874	8,413,860	61,637
LargeCap Value Fund	3,375,854	38,815	722,115	8,630	54,812	615	4,043,157	46,830
Partners International Fund	4,976,091	78,524	1,055,172	17,322	73,049	1,111	5,958,214	94,709
Partners LargeCap Blend Fund I	8,399,650	82,576	1,188,290	11,497	129,259	1,182	9,458,681	92,865
Partners LargeCap Growth Fund I	8,011,988	67,632	1,155,983	9,964	119,387	969	9,048,584	76,609
Partners LargeCap Value Fund	2,797,387	35,298	554,460	7,773	46,959	615	3,304,888	42,455
Partners LargeCap Value Fund I	3,088,338	43,156	427,000	5,844	47,495	613	3,467,843	48,375
Partners SmallCap Growth Fund III	2,065,493	25,192	396,258	4,544	33,456	354	2,428,295	29,375
Preferred Securities Fund	11,121,143	118,480	1,296,640	12,483	164,209	1,582	12,253,574	129,378
Real Estate Securities Fund	4,202,589	79,973	2,184,885	38,570	96,780	1,583	6,290,694	116,960
SmallCap S&P 600 Index Fund	2,201,971	32,996	461,844	7,695	36,558	567	2,627,257	40,124
SmallCap Value Fund	1,333,242	25,266	273,316	4,518	22,946	355	1,583,612	29,425
Ultra Short Bond Fund	6,177,431	61,836	687,236	6,463	88,440	827	6,776,227	67,471

		$1,623,798		$278,998		$23,627		$1,879,065

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$6,708	$—	$—
Disciplined LargeCap Blend Fund	1,996	-1	18,822
High Yield Fund	1,159	-3	1
High Yield Fund II	289	—	281
Inflation Protection Fund	2,385	—	—
International Emerging Markets Fund	6,360	—	1,947
International Growth Fund	6,129	-2	8,520
LargeCap Growth Fund	336	—	1,342
LargeCap Value Fund	1,384	—	3,078
Partners International Fund	3,853	-26	5,934
Partners LargeCap Blend Fund I	1,225	-26	2,256
Partners LargeCap Growth Fund I	788	-18	2,603
Partners LargeCap Value Fund	1,313	-1	2,291
Partners LargeCap Value Fund I	957	-12	719
Partners SmallCap Growth Fund III	1,015	-7	1,125
Preferred Securities Fund	1,660	-3	—
Real Estate Securities Fund	2,012	—	23,732
SmallCap S&P 600 Index Fund	866	—	2,982
SmallCap Value Fund	860	-4	1,253
Ultra Short Bond Fund	854	-1	—

	$42,149	$-104	$76,886

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.72%)
Principal Investors Fund, Inc. Institutional Class (99.72%)
Bond & Mortgage Securities Fund (a)	72,616,855	$758,846
Disciplined LargeCap Blend Fund (a)	29,187,749	406,877
High Yield Fund (a)	11,451,719	114,059
High Yield Fund II (a)	3,625,842	29,623
International Emerging Markets Fund (a)	4,571,222	122,052
International Growth Fund (a)	32,503,679	383,218
LargeCap Growth Fund (a)	20,766,729	177,556
LargeCap Value Fund (a)	10,136,262	111,904
Partners International Fund (a)	14,773,315	214,952
Partners LargeCap Blend Fund I (a)	22,776,536	204,761
Partners LargeCap Growth Fund I (a)	24,654,407	192,797
Partners LargeCap Value Fund (a)	8,706,890	113,625
Partners LargeCap Value Fund I (a)	9,004,968	116,434
Partners MidCap Growth Fund (a)(b)	4,974,572	49,398
Partners MidCap Value Fund I (a)	3,407,661	40,858
Partners SmallCap Growth Fund III (a)(b)	6,212,217	63,054
Preferred Securities Fund (a)	21,204,727	213,320
Real Estate Securities Fund (a)	10,783,418	171,996
SmallCap S&P 600 Index Fund (a)	4,832,385	74,322
SmallCap Value Fund (a)	4,049,205	61,264

		3,620,916

TOTAL INVESTMENT COMPANIES		$3,620,916

Total Investments		$3,620,916
Other Assets in Excess of Liabilities, Net — 0.28%		10,344

TOTAL NET ASSETS—100.00%		$3,631,260

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$80,463
Unrealized Depreciation	(266,714)

Net Unrealized Appreciation (Depreciation)	(186,251)
Cost for federal income tax purposes	3,807,167

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.15%
Fixed Income Funds	30.73%
International Equity Funds	19.84%
Other Assets in Excess of Liabilities, Net	0.28%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	65,301,064	$696,153	7,687,297	$80,398	371,506	$3,884	72,616,855	$772,667
Disciplined LargeCap Blend Fund	23,245,105	341,412	6,096,806	94,708	154,162	2,205	29,187,749	433,914
High Yield Fund	9,842,633	102,673	1,685,036	17,233	75,950	760	11,451,719	119,143
High Yield Fund II	3,450,904	30,526	174,938	1,469	—	—	3,625,842	31,995
International Emerging Markets Fund	3,628,689	94,821	962,584	29,632	20,051	566	4,571,222	123,887
International Growth Fund	27,235,907	325,073	5,442,331	72,603	174,559	2,109	32,503,679	395,566
LargeCap Growth Fund	18,732,649	134,913	2,132,446	20,105	98,366	877	20,766,729	154,141
LargeCap Value Fund	8,314,797	96,740	1,878,034	22,435	56,569	625	10,136,262	118,550
Partners International Fund	12,149,528	191,778	2,698,535	44,284	74,748	1,113	14,773,315	234,926
Partners LargeCap Blend Fund I	19,912,447	194,821	2,988,690	28,927	124,601	1,132	22,776,536	222,592
Partners LargeCap Growth Fund I	21,496,413	182,719	3,288,680	28,352	130,686	1,054	24,654,407	210,001
Partners LargeCap Value Fund	7,225,587	94,336	1,532,685	21,466	51,382	663	8,706,890	115,139
Partners LargeCap Value Fund I	7,882,867	110,118	1,172,343	16,038	50,242	644	9,004,968	125,500
Partners MidCap Growth Fund	4,277,576	42,599	721,626	8,060	24,630	254	4,974,572	50,405
Partners MidCap Value Fund I	2,724,443	39,133	702,716	9,111	19,498	234	3,407,661	48,006
Partners SmallCap Growth Fund III	5,185,924	60,684	1,061,526	12,159	35,233	371	6,212,217	72,472
Preferred Securities Fund	18,907,441	200,860	2,413,738	23,235	116,452	1,113	21,204,727	222,981
Real Estate Securities Fund	7,039,662	136,687	3,814,740	67,281	70,984	1,113	10,783,418	202,854
SmallCap S&P 600 Index Fund	3,970,482	66,719	889,939	14,807	28,036	429	4,832,385	81,097
SmallCap Value Fund	3,341,152	59,376	732,341	12,089	24,288	371	4,049,205	71,093

		$3,202,141		$624,392		$19,517		$3,806,929

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$10,045	$—	$—
Disciplined LargeCap Blend Fund	4,945	-1	46,415
High Yield Fund	3,365	-3	3
High Yield Fund II	750	—	729
International Emerging Markets Fund	17,224	—	5,275
International Growth Fund	15,803	-1	21,960
LargeCap Growth Fund	823	—	3,285
LargeCap Value Fund	3,434	—	7,625
Partners International Fund	9,461	-23	14,559
Partners LargeCap Blend Fund I	2,924	-24	5,383
Partners LargeCap Growth Fund I	2,127	-16	7,028
Partners LargeCap Value Fund	3,423	—	5,956
Partners LargeCap Value Fund I	2,459	-12	1,847
Partners MidCap Growth Fund	86	—	3,352
Partners MidCap Value Fund I	1,589	- 4	3,256
Partners SmallCap Growth Fund III	2,563	—	2,841
Preferred Securities Fund	2,848	-1	—
Real Estate Securities Fund	3,400	-1	40,062
SmallCap S&P 600 Index Fund	1,573	—	5,412
SmallCap Value Fund	2,173	-1	3,161

	$91,015	$-87	$178,149

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.72%)
Principal Investors Fund, Inc. Institutional Class (99.72%)
Bond & Mortgage Securities Fund (a)	34,756,028	$363,200
Disciplined LargeCap Blend Fund (a)	27,726,450	386,507
High Yield Fund (a)	11,464,926	114,191
High Yield Fund II (a)	3,429,674	28,020
International Emerging Markets Fund (a)	4,553,158	121,569
International Growth Fund (a)	32,598,940	384,342
LargeCap Growth Fund (a)	21,841,652	186,746
LargeCap Value Fund (a)	10,839,264	119,665
Partners International Fund (a)	14,692,970	213,783
Partners LargeCap Blend Fund I (a)	21,437,287	192,721
Partners LargeCap Growth Fund I (a)	24,711,409	193,243
Partners LargeCap Value Fund (a)	8,609,137	112,349
Partners LargeCap Value Fund I (a)	9,265,318	119,801
Partners MidCap Growth Fund (a)(b)	5,320,448	52,832
Partners MidCap Value Fund I (a)	4,008,574	48,063
Partners SmallCap Growth Fund I (a)(b)	3,703,213	32,996
Partners SmallCap Growth Fund III (a)(b)	4,571,041	46,396
Partners SmallCap Value Fund I (a)	2,030,542	29,666
Preferred Securities Fund (a)	15,011,960	151,020
Real Estate Securities Fund (a)	7,769,451	123,923
SmallCap S&P 600 Index Fund (a)	2,639,247	40,592
SmallCap Value Fund (a)	2,989,093	45,225

		3,106,850

TOTAL INVESTMENT COMPANIES		$3,106,850

Total Investments		$3,106,850
Other Assets in Excess of Liabilities, Net — 0.28%		8,732

TOTAL NET ASSETS—100.00%		$3,115,582

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$82,772
Unrealized Depreciation	(239,196)

Net Unrealized Appreciation (Depreciation)	(156,424)
Cost for federal income tax purposes	3,263,274

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.55%
International Equity Funds	23.10%
Fixed Income Funds	21.07%
Other Assets in Excess of Liabilities, Net	0.28%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	30,675,038	$327,373	4,249,454	$44,436	168,464	$1,763	34,756,028	$370,046
Disciplined LargeCap Blend Fund	21,631,814	317,065	6,234,169	96,332	139,533	2,001	27,726,450	411,398
High Yield Fund	9,661,618	100,779	1,873,127	19,133	69,819	699	11,464,926	119,210
High Yield Fund II	3,264,200	28,867	165,474	1,390	—	—	3,429,674	30,257
International Emerging Markets Fund	3,559,209	93,737	1,013,017	31,165	19,068	540	4,553,158	124,362
International Growth Fund	26,708,452	316,010	6,054,248	80,249	163,760	1,986	32,598,940	394,272
LargeCap Growth Fund	19,342,718	139,604	2,598,738	24,384	99,804	890	21,841,652	163,098
LargeCap Value Fund	8,710,901	101,262	2,185,818	25,979	57,455	635	10,839,264	126,606
Partners International Fund	11,972,365	188,733	2,790,802	45,541	70,197	1,048	14,692,970	233,203
Partners LargeCap Blend Fund I	18,398,551	179,585	3,149,032	30,343	110,296	1,001	21,437,287	208,909
Partners LargeCap Growth Fund I	21,142,593	179,444	3,692,826	31,674	124,010	1,000	24,711,409	210,104
Partners LargeCap Value Fund	6,997,746	90,150	1,659,299	23,114	47,908	619	8,609,137	112,644
Partners LargeCap Value Fund I	7,963,665	111,412	1,349,984	18,373	48,331	620	9,265,318	129,156
Partners MidCap Growth Fund	4,501,613	44,790	843,508	9,377	24,673	254	5,320,448	53,913
Partners MidCap Value Fund I	3,150,266	45,202	879,389	11,350	21,081	254	4,008,574	56,294
Partners SmallCap Growth Fund I	3,063,792	30,139	657,923	6,701	18,502	175	3,703,213	36,663
Partners SmallCap Growth Fund III	3,747,500	42,910	847,624	9,654	24,083	254	4,571,041	52,310
Partners SmallCap Value Fund I	1,627,751	30,344	414,848	6,493	12,057	175	2,030,542	36,661
Preferred Securities Fund	13,121,802	139,113	1,968,282	18,961	78,124	747	15,011,960	157,326
Real Estate Securities Fund	4,914,626	94,007	2,901,863	50,889	47,038	746	7,769,451	144,150
SmallCap S&P 600 Index Fund	2,123,658	33,229	530,063	8,771	14,474	222	2,639,247	41,778
SmallCap Value Fund	2,419,998	41,331	585,700	9,614	16,605	254	2,989,093	50,691

		$2,675,086		$603,923		$15,883		$3,263,051

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$4,750	$—	$—
Disciplined LargeCap Blend Fund	4,627	2	43,213
High Yield Fund	3,317	-3	3
High Yield Fund II	709	—	690
International Emerging Markets Fund	16,962	—	5,194
International Growth Fund	15,545	-1	21,577
LargeCap Growth Fund	854	—	3,404
LargeCap Value Fund	3,610	—	7,993
Partners International Fund	9,308	-23	14,311
Partners LargeCap Blend Fund I	2,714	-18	4,988
Partners LargeCap Growth Fund I	2,099	-14	6,934
Partners LargeCap Value Fund	3,328	-1	5,770
Partners LargeCap Value Fund I	2,492	-9	1,865
Partners MidCap Growth Fund	91	—	3,536
Partners MidCap Value Fund I	1,838	-4	3,762
Partners SmallCap Growth Fund I	844	-2	1,904
Partners SmallCap Growth Fund III	1,852	—	2,052
Partners SmallCap Value Fund I	1,133	-1	1,406
Preferred Securities Fund	1,995	-1	—
Real Estate Securities Fund	2,383	—	28,021
SmallCap S&P 600 Index Fund	844	—	2,896
SmallCap Value Fund	1,576	—	2,288

	$82,871	$-75	$161,807

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.69%)
Principal Investors Fund, Inc. Institutional Class (99.69%)
Bond & Mortgage Securities Fund (a)	7,895,779	$82,511
Disciplined LargeCap Blend Fund (a)	14,146,811	197,206
High Yield Fund (a)	6,256,145	62,311
High Yield Fund II (a)	1,768,052	14,445
International Emerging Markets Fund (a)	2,568,564	68,581
International Growth Fund (a)	17,722,608	208,950
LargeCap Growth Fund (a)	11,934,283	102,038
LargeCap Value Fund (a)	6,119,174	67,556
Partners International Fund (a)	8,151,531	118,605
Partners LargeCap Blend Fund I (a)	11,433,854	102,790
Partners LargeCap Growth Fund I (a)	14,682,827	114,820
Partners LargeCap Value Fund (a)	5,111,761	66,708
Partners LargeCap Value Fund I (a)	5,200,034	67,236
Partners MidCap Growth Fund (a)(b)	2,808,621	27,890
Partners MidCap Value Fund I (a)	2,123,952	25,466
Partners SmallCap Growth Fund I (a)(b)	2,412,648	21,497
Partners SmallCap Growth Fund III (a)(b)	2,412,311	24,485
Partners SmallCap Value Fund I (a)	1,385,181	20,237
Preferred Securities Fund (a)	5,788,277	58,230
Real Estate Securities Fund (a)	3,396,117	54,168
SmallCap S&P 600 Index Fund (a)	1,307,716	20,113
SmallCap Value Fund (a)	1,581,152	23,923

		1,549,766

TOTAL INVESTMENT COMPANIES		$1,549,766

Total Investments		$1,549,766
Other Assets in Excess of Liabilities, Net — 0.31%		4,870

TOTAL NET ASSETS—100.00%		$1,554,636

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$36,618
Unrealized Depreciation	(133,315)

Net Unrealized Appreciation (Depreciation)	(96,697)
Cost for federal income tax purposes	1,646,463

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.22%
International Equity Funds	25.48%
Fixed Income Funds	13.99%
Other Assets in Excess of Liabilities, Net	0.31%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	6,881,693	$73,507	1,046,985	$10,947	32,899	$344	7,895,779	$84,110
Disciplined LargeCap Blend Fund	10,956,904	161,920	3,250,804	50,087	60,897	864	14,146,811	211,143
High Yield Fund	5,214,371	54,392	1,073,560	10,957	31,786	318	6,256,145	65,030
High Yield Fund II	1,682,748	14,880	85,304	716	—	—	1,768,052	15,596
International Emerging Markets Fund	1,991,821	52,686	585,924	17,980	9,181	257	2,568,564	70,409
International Growth Fund	14,356,690	173,583	3,442,092	45,325	76,174	913	17,722,608	217,995
LargeCap Growth Fund	10,458,590	76,524	1,522,427	14,189	46,734	412	11,934,283	90,301
LargeCap Value Fund	4,859,107	57,442	1,287,798	15,261	27,731	305	6,119,174	72,398
Partners International Fund	6,501,116	103,256	1,684,299	27,323	33,884	500	8,151,531	130,067
Partners LargeCap Blend Fund I	9,699,711	94,998	1,784,472	17,129	50,329	452	11,433,854	111,670
Partners LargeCap Growth Fund I	12,409,583	105,624	2,336,673	19,933	63,429	506	14,682,827	125,046
Partners LargeCap Value Fund	4,104,731	54,841	1,031,277	14,316	24,247	311	5,111,761	68,846
Partners LargeCap Value Fund I	4,412,985	61,888	810,426	10,993	23,377	298	5,200,034	72,581
Partners MidCap Growth Fund	2,348,024	23,468	471,891	5,212	11,294	115	2,808,621	28,564
Partners MidCap Value Fund I	1,647,866	23,674	485,702	6,250	9,616	114	2,123,952	29,809
Partners SmallCap Growth Fund I	1,959,889	19,265	463,624	4,687	10,865	101	2,412,648	23,850
Partners SmallCap Growth Fund III	1,950,444	22,485	472,884	5,348	11,017	114	2,412,311	27,719
Partners SmallCap Value Fund I	1,094,727	20,414	297,517	4,635	7,063	101	1,385,181	24,948
Preferred Securities Fund	4,987,053	52,914	827,277	7,992	26,053	251	5,788,277	60,655
Real Estate Securities Fund	2,107,526	45,248	1,305,739	22,846	17,148	270	3,396,117	67,824
SmallCap S&P 600 Index Fund	1,037,150	16,321	276,779	4,560	6,213	94	1,307,716	20,787
SmallCap Value Fund	1,262,514	21,759	326,207	5,334	7,569	114	1,581,152	26,979

		$1,331,089		$322,020		$6,754		$1,646,327

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$1,070	$—	$—
Disciplined LargeCap Blend Fund	2,360	—	21,933
High Yield Fund	1,808	-1	2
High Yield Fund II	366	—	356
International Emerging Markets Fund	9,522	—	2,915
International Growth Fund	8,390	—	11,632
LargeCap Growth Fund	465	—	1,850
LargeCap Value Fund	2,028	—	4,474
Partners International Fund	5,100	-12	7,820
Partners LargeCap Blend Fund I	1,443	-5	2,646
Partners LargeCap Growth Fund I	1,240	-5	4,096
Partners LargeCap Value Fund	1,967	—	3,396
Partners LargeCap Value Fund I	1,391	-2	1,037
Partners MidCap Growth Fund	48	-1	1,856
Partners MidCap Value Fund I	966	-1	1,975
Partners SmallCap Growth Fund I	543	-1	1,224
Partners SmallCap Growth Fund III	967	—	1,072
Partners SmallCap Value Fund I	766	—	949
Preferred Securities Fund	765	—	—
Real Estate Securities Fund	1,030	—	12,084
SmallCap S&P 600 Index Fund	415	—	1,420
SmallCap Value Fund	827	—	1,199

	$43,477	$-28	$83,936

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.81%)
Principal Investors Fund, Inc. Institutional Class (99.81%)
Bond & Mortgage Securities Fund (a)	1,336,475	$13,966
Disciplined LargeCap Blend Fund (a)	5,794,398	80,774
High Yield Fund (a)	2,648,043	26,375
High Yield Fund II (a)	781,377	6,384
International Emerging Markets Fund (a)	1,076,360	28,739
International Growth Fund (a)	7,727,555	91,108
LargeCap Growth Fund (a)	5,324,701	45,526
LargeCap Value Fund (a)	2,659,622	29,362
Partners International Fund (a)	3,385,878	49,265
Partners LargeCap Blend Fund I (a)	4,653,918	41,839
Partners LargeCap Growth Fund I (a)	6,308,629	49,334
Partners LargeCap Value Fund (a)	2,204,058	28,763
Partners LargeCap Value Fund I (a)	2,338,318	30,234
Partners MidCap Growth Fund (a)(b)	1,232,990	12,244
Partners MidCap Value Fund I (a)	927,778	11,124
Partners SmallCap Growth Fund I (a)(b)	1,248,161	11,121
Partners SmallCap Growth Fund III (a)(b)	1,038,506	10,541
Partners SmallCap Value Fund I (a)	715,489	10,453
Preferred Securities Fund (a)	1,971,777	19,836
Real Estate Securities Fund (a)	1,373,437	21,906
SmallCap S&P 600 Index Fund (a)	454,901	6,996
SmallCap Value Fund (a)	678,810	10,270

		636,160

TOTAL INVESTMENT COMPANIES		$636,160

Total Investments		$636,160
Other Assets in Excess of Liabilities, Net — 0.19%		1,188

TOTAL NET ASSETS—100.00%		$637,348

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$17,717
Unrealized Depreciation	(57,376)

Net Unrealized Appreciation (Depreciation)	(39,659)
Cost for federal income tax purposes	675,819

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.84%
International Equity Funds	26.53%
Fixed Income Funds	10.44%
Other Assets in Excess of Liabilities, Net	0.19%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	1,181,248	$12,707	165,995	$1,736	10,768	$112	1,336,475	$14,331
Disciplined LargeCap Blend Fund	4,550,391	66,174	1,292,265	20,087	48,258	681	5,794,398	85,580
High Yield Fund	2,242,527	23,401	431,850	4,425	26,334	263	2,648,043	27,562
High Yield Fund II	743,677	6,576	37,700	317	—	1	781,377	6,892
International Emerging Markets Fund	838,611	22,337	245,503	7,599	7,754	214	1,076,360	29,722
International Growth Fund	6,338,695	74,926	1,453,496	19,359	64,636	768	7,727,555	93,517
LargeCap Growth Fund	4,729,498	34,334	635,436	5,958	40,233	354	5,324,701	39,938
LargeCap Value Fund	2,142,878	25,081	540,348	6,461	23,604	258	2,659,622	31,284
Partners International Fund	2,738,525	43,473	674,843	11,060	27,490	401	3,385,878	54,120
Partners LargeCap Blend Fund I	4,003,696	39,012	690,301	6,679	40,079	359	4,653,918	45,324
Partners LargeCap Growth Fund I	5,416,242	46,072	945,015	8,141	52,628	418	6,308,629	53,788
Partners LargeCap Value Fund	1,800,675	23,616	423,574	5,939	20,191	258	2,204,058	29,297
Partners LargeCap Value Fund I	2,016,280	28,220	342,358	4,685	20,320	258	2,338,318	32,642
Partners MidCap Growth Fund	1,045,781	10,352	196,756	2,191	9,547	97	1,232,990	12,446
Partners MidCap Value Fund I	731,525	10,451	204,390	2,655	8,137	96	927,778	13,008
Partners SmallCap Growth Fund I	1,035,972	10,152	222,610	2,278	10,421	97	1,248,161	12,331
Partners SmallCap Growth Fund III	852,347	9,677	195,480	2,238	9,321	98	1,038,506	11,817
Partners SmallCap Value Fund I	579,475	10,744	142,784	2,252	6,770	97	715,489	12,898
Preferred Securities Fund	1,729,719	18,382	258,822	2,504	16,764	161	1,971,777	20,725
Real Estate Securities Fund	886,867	21,328	500,361	8,895	13,791	215	1,373,437	30,008
SmallCap S&P 600 Index Fund	366,327	5,479	92,830	1,547	4,256	65	454,901	6,961
SmallCap Value Fund	550,271	9,377	134,937	2,230	6,398	97	678,810	11,510

		$551,871		$129,236		$5,368		$675,701

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$184	$—	$—
Disciplined LargeCap Blend Fund	986	—	9,198
High Yield Fund	783	-1	1
High Yield Fund II	162	—	157
International Emerging Markets Fund	4,042	—	1,238
International Growth Fund	3,736	—	5,184
LargeCap Growth Fund	212	—	843
LargeCap Value Fund	902	—	1,993
Partners International Fund	2,164	-12	3,323
Partners LargeCap Blend Fund I	599	-8	1,102
Partners LargeCap Growth Fund I	545	-7	1,801
Partners LargeCap Value Fund	869	—	1,504
Partners LargeCap Value Fund I	640	-5	478
Partners MidCap Growth Fund	21	—	832
Partners MidCap Value Fund I	433	-2	885
Partners SmallCap Growth Fund I	289	-2	652
Partners SmallCap Growth Fund III	427	—	473
Partners SmallCap Value Fund I	408	-1	507
Preferred Securities Fund	265	—	—
Real Estate Securities Fund	435	—	5,116
SmallCap S&P 600 Index Fund	148	—	507
SmallCap Value Fund	364	—	528

	$18,614	$-38	$36,322

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (98.85%)
Principal Investors Fund, Inc. Institutional Class (98.85%)
Bond & Mortgage Securities Fund (a)	25,038,167	$261,649
Disciplined LargeCap Blend Fund (a)	1,454,427	20,275
Inflation Protection Fund (a)	8,527,152	81,775
International Growth Fund (a)	1,729,349	20,389
LargeCap Growth Fund (a)	1,235,776	10,566
LargeCap Value Fund (a)	770,148	8,502
Partners International Fund (a)	890,554	12,958
Partners LargeCap Blend Fund I (a)	1,325,217	11,914
Partners LargeCap Growth Fund I (a)	1,084,013	8,477
Partners LargeCap Value Fund (a)	694,558	9,064
Preferred Securities Fund (a)	4,058,699	40,830
Real Estate Securities Fund (a)	1,524,705	24,319
SmallCap S&P 600 Index Fund (a)	572,357	8,803
Ultra Short Bond Fund (a)	7,705,441	71,583

		591,104

TOTAL INVESTMENT COMPANIES		$591,104

Total Investments		$591,104
Other Assets in Excess of Liabilities, Net —1.15%		6,867

TOTAL NET ASSETS—100.00%		$597,971

(a) Affiliated Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$10,574
Unrealized Depreciation	(23,855)

Net Unrealized Appreciation (Depreciation)	(13,281)
Cost for federal income tax purposes	604,385

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	76.23%
Domestic Equity Funds	17.04%
International Equity Funds	5.58%
Other Assets in Excess of Liabilities, Net	1.15%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	22,944,458	$245,548	4,281,552	$44,763	2,187,843	$22,882	25,038,167	$267,417
Disciplined LargeCap Blend Fund	1,191,068	16,326	393,395	6,078	130,036	1,916	1,454,427	20,481
Inflation Protection Fund	7,733,409	73,809	1,497,507	14,129	703,764	6,652	8,527,152	81,283
International Growth Fund	1,499,535	15,584	388,545	5,145	158,731	1,969	1,729,349	18,770
LargeCap Growth Fund	1,135,574	7,353	199,143	1,882	98,941	905	1,235,776	8,334
LargeCap Value Fund	643,546	7,163	201,627	2,392	75,025	852	770,148	8,703
Partners International Fund	744,410	11,663	226,052	3,681	79,908	1,224	890,554	14,110
Partners LargeCap Blend Fund I	1,233,522	11,960	210,840	2,037	119,145	1,117	1,325,217	12,864
Partners LargeCap Growth Fund I	960,708	8,103	226,010	1,944	102,705	851	1,084,013	9,184
Partners LargeCap Value Fund	590,376	7,168	172,393	2,396	68,211	905	694,558	8,659
Preferred Securities Fund	3,679,648	39,593	764,887	7,308	385,836	3,725	4,058,699	43,154
Real Estate Securities Fund	982,146	15,999	709,623	12,343	167,064	2,661	1,524,705	25,681
SmallCap S&P 600 Index Fund	480,182	7,061	150,130	2,478	57,955	905	572,357	8,633
Ultra Short Bond Fund	7,030,429	70,536	1,386,114	12,998	711,102	6,651	7,705,441	76,875

		$537,866		$119,574		$53,215		$604,148

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$3,511	$-12	$—
Disciplined LargeCap Blend Fund	248	-7	2,365
Inflation Protection Fund	2,834	-3	—
International Growth Fund	863	10	1,203
LargeCap Growth Fund	49	4	197
LargeCap Value Fund	263	—	589
Partners International Fund	576	-10	891
Partners LargeCap Blend Fund I	175	-16	323
Partners LargeCap Growth Fund I	94	-12	310
Partners LargeCap Value Fund	276	—	484
Preferred Securities Fund	544	-22	—
Real Estate Securities Fund	475	—	5,612
SmallCap S&P 600 Index Fund	189	-1	653
Ultra Short Bond Fund	973	-8	—

	$11,070	$-77	$12,627

Schedule of Investments
Real Estate Securities Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.91%)
Hotels & Motels (1.44%)
Starwood Hotels & Resorts Worldwide Inc	452,768	$20,488

Real Estate Operator & Developer (0.47%)
Brookfield Properties Corp (a)	331,580	6,734

REITS—Apartments (11.51%)
American Campus Communities Inc	201,565	5,815
AvalonBay Communities Inc	592,363	55,653
Equity Residential	934,140	34,946
Essex Property Trust Inc	393,689	40,790
Home Properties Inc	73,020	3,504
Mid-America Apartment Communities Inc	290,210	13,295
Post Properties Inc	217,360	9,188

		163,191

REITS—Diversified(9.41%)
Digital Realty Trust Inc	683,530	24,422
Entertainment Properties Trust	587,862	29,099
Vornado Realty Trust	884,455	79,955

		133,476

REITS—Healthcare (11.65%)
HCPInc(a)	647,310	19,685
Health Care REIT Inc (a)	758,129	32,516
Nationwide Health Properties Inc (a)	1,123,750	35,465
Omega Healthcare Investors Inc	1,033,313	17,050
Ventas Inc	1,368,594	60,492

		165,208

REITS—Hotels (3.77%)
DiamondRock Hospitality Co	1,031,057	13,558
Host Hotels & Resorts Inc	1,314,532	22,005
LaSalle Hotel Properties	372,450	10,209
Sunstone Hotel Investors Inc (a)	459,550	7,647

		53,419

REITS—Manufactured Homes (0.87%)
Equity Lifestyle Properties Inc	284,170	12,410
REITS—Office Property (10.02%)
Alexandria Real Estate Equities Inc	353,779	34,752
Boston Properties Inc	956,591	87,930
Douglas Emmett Inc	847,798	19,372

		142,054

REITS—Regional Malls (14.05%)
General Growth Properties Inc	544,749	19,894
Simon Property Group Inc (a)	1,567,858	140,135
Taubman Centers Inc	781,035	39,169

		199,198

REITS—Shopping Centers (13.59%)
Acadia Realty Trust	1,041,286	26,084
Equity One Inc (a)	541,721	12,790
Federal Realty Investment Trust	659,988	48,707
Kimco Realty Corp	1,851,140	66,289
Saul Centers Inc	192,780	9,876
Tanger Factory Outlet Centers (a)	772,067	29,007

		192,753

REITS—Single Tenant (2.13%)
National Retail Properties Inc	1,326,890	30,147

REITS—Storage (5.36%)
Public Storage	970,830	75,968

REITS — Warehouse & Industrial (11.64%)
AMB Property Corp	1,017,851	51,503
ProLogis	1,914,915	113,651

		165,154

TOTAL COMMON STOCKS		$1,360,200

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (5.53%)
Commercial Paper (4.04%)
Investment in Joint Trade Account; HSBC Funding 3.12%, 2/1/2008	$57,281	$57,281

Money Market Funds (1.49%)
BNY Institutional Cash Reserve Fund (b)	21,135	21,135

TOTAL SHORT TERM INVESTMENTS		$78,416

REPURCHASE AGREEMENTS (1.47%)
Finance — Investment Banker & Broker (1.47%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $21,056,000; 0.00%- 6.38%; dated 05/16/08-01/11/27) (b)	$20,899	$20,897

TOTAL REPURCHASE AGREEMENTS		$20,897

Total Investments		$1,459,513
Liabilities in Excess of Other Assets, Net - (2.91)%		(41,300)

TOTAL NET ASSETS-100.00%		$1,418,213

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
Real Estate Securities Fund
January 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$77,152
Unrealized Depreciation	(164,230)

Net Unrealized Appreciation (Depreciation)	(87,078)
Cost for federal income tax purposes	1,546,591

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

REIT	Percent
REITS-Regional Malls	14.05%
REITS-Shopping Centers	13.59%
REITS-Healthcare	11.65%
REITS-Warehouses Industrial	11.64%
REITS-Apartments	11.51%
REITS-Office Property	10.02%
REITS-Diversified	9.41%
REITS-Storage	5.36%
Finance-Other Services	4.04%
REITS-Hotels	3.77%
REITS-Single Tenant	2.13%
Money Center Banks	1.49%
Finance — Investment Banker & Broker	1.47%
Hotels & Motels	1.44%
REITS-Manufactured Homes	0.87%
Real Estate Operator & Developer	0.47%
Liabilities in Excess of Other Assets, Net	(2.91%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.92%)
Principal Investors Fund, Inc. Institutional Class (99.92%)
Disciplined LargeCap Blend Fund (a)	25,089,499	$349,748
Diversified International Fund (a)	23,653,793	294,490
Equity Income Fund I (a)	29,506,628	573,609
High Yield Fund II (a)	22,501,801	183,840
Income Fund (a)	53,278,183	487,495
International Emerging Markets Fund (a)	3,069,953	81,968
LargeCap Growth Fund (a)	63,128,157	539,746
MidCap Stock Fund (a)	8,372,867	132,124
Money Market Fund (a)	48,738,581	48,739
Mortgage Securities Fund (a)	70,434,244	759,985
Partners LargeCap Growth Fund II (a)(b)	31,411,490	256,632
Preferred Securities Fund (a)	14,635,732	147,235
Real Estate Securities Fund (a)	5,492,808	87,610
Short Term Income Fund (a)	19,593,791	230,423
SmallCap Growth Fund (a)(b)	7,726,603	62,972
SmallCap Value Fund (a)	2,872,266	43,457
West Coast Equity Fund (a)	4,856,311	199,060

		4,479,133

TOTAL INVESTMENT COMPANIES		$4,479,133

Total Investments		$4,479,133
Other Assets in Excess of Liabilities, Net - 0.08%		3,586

TOTAL NET ASSETS-100.00%		$4,482,719

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$391,462
Unrealized Depreciation	(74,897)

Net Unrealized Appreciation (Depreciation)	316,565
Cost for federal income tax purposes	4,162,568

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	50.08%
Fixed Income Funds	41.44%
International Equity Funds	8.40%
Other Assets in Excess of Liabilities, Net	0.08%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	30,213,300	$411,746	3,645,140	$56,664	8,768,941	$140,863	25,089,499	$334,152
Diversified International Fund	22,541,978	244,408	3,322,278	46,009	2,210,463	35,131	23,653,793	260,784
Equity Income Fund I	28,989,689	496,473	2,877,638	61,186	2,360,699	51,649	29,506,628	505,018
High Yield Fund II	24,894,467	196,251	1,224,495	10,291	3,617,161	30,479	22,501,801	175,239
Income Fund	53,730,288	489,287	1,843,347	16,728	2,295,452	20,924	53,278,183	484,330
International Emerging Markets Fund	2,736,657	70,791	528,233	16,027	194,937	7,097	3,069,953	81,534
LargeCap Growth Fund	92,645,724	604,721	1,451,556	13,884	30,969,123	300,235	63,128,157	387,856
MidCap Stock Fund	8,367,725	101,772	1,323,689	22,718	1,318,547	25,235	8,372,867	103,637
Money Market Fund	24,764,421	24,765	46,326,343	46,326	22,352,183	22,352	48,738,581	48,739
Mortgage Securities Fund	76,279,192	816,724	1,047,411	11,127	6,892,359	73,333	70,434,244	752,386
Partners LargeCap Growth Fund II	—	—	31,759,445	291,348	347,955	2,944	31,411,490	287,983
Preferred Securities Fund	—	—	14,935,109	141,925	299,377	2,940	14,635,732	139,033
Real Estate Securities Fund	4,578,577	75,651	1,410,916	24,775	496,685	10,957	5,492,808	90,098
Short Term Income Fund	3,567,322	41,401	16,304,922	189,115	278,453	3,271	19,593,791	227,189
SmallCap Growth Fund	9,331,987	49,383	487,803	4,510	2,093,187	20,224	7,726,603	39,673
SmallCap Value Fund	4,294,667	74,526	317,907	5,311	1,740,308	29,701	2,872,266	49,422
West Coast Equity Fund	5,013,322	158,104	383,783	17,318	540,794	25,053	4,856,311	154,363

		$3,856,003		$975,262		$802,388		$4,121,436

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,476	$6,605	$50,795
Diversified International Fund	13,835	5,498	30,510
Equity Income Fund I	21,253	-992	37,477
High Yield Fund II	4,882	-824	4,622
Income Fund	6,856	-761	—
International Emerging Markets Fund	11,789	1,813	3,611
LargeCap Growth Fund	2,617	69,486	10,523
MidCap Stock Fund	3,312	4,382	18,374
Money Market Fund	547	—	—
Mortgage Securities Fund	10,174	-2,132	—
Partners LargeCap Growth Fund II	3,879	-421	3,678
Preferred Securities Fund	1,463	48	—
Real Estate Securities Fund	1,869	629	22,186
Short Term Income Fund	1,647	-56	—
SmallCap Growth Fund	—	6,004	4,201
SmallCap Value Fund	1,989	-714	3,148
West Coast Equity Fund	1,871	3,994	14,583

	$92,459	$92,559	$203,708

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (99.80%)
Principal Investors Fund, Inc. Institutional Class (99.80%)
Disciplined LargeCap Blend Fund (a)	2,237,503	$31,191
Diversified International Fund (a)	2,307,010	28,722
Equity Income Fund I (a)	2,738,973	53,246
High Yield Fund II (a)	4,546,779	37,147
Income Fund (a)	12,315,415	112,686
International Emerging Markets Fund (a)	301,698	8,055
LargeCap Growth Fund (a)	5,724,780	48,947
MidCap Stock Fund (a)	910,767	14,372
Money Market Fund (a)	6,476,716	6,477
Mortgage Securities Fund (a)	15,602,126	168,347
Partners LargeCap Growth Fund II (a)(b)	2,984,711	24,385
Preferred Securities Fund (a)	2,407,136	24,216
Real Estate Securities Fund (a)	546,819	8,722
Short Term Income Fund (a)	4,057,405	47,715
SmallCap Growth Fund (a)(b)	713,097	5,812
SmallCap Value Fund (a)	194,650	2,945
West Coast Equity Fund (a)	485,375	19,895

		642,880

TOTAL INVESTMENT COMPANIES		$642,880

Total Investments		$642,880
Other Assets in Excess of Liabilities, Net — 0.20%		1,308

TOTAL NET ASSETS—100.00%		$644,188

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$38,901
Unrealized Depreciation	(7,631)

Net Unrealized Appreciation (Depreciation)	31,270
Cost for federal income tax purposes	611,610

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	61.57%
Domestic Equity Funds	32.52%
International Equity Funds	5.71%
Other Assets in Excess of Liabilities, Net	0.20%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,764,103	$36,651	427,459	$6,530	954,059	$14,969	2,237,503	$28,757
Diversified International Fund	2,044,558	21,303	401,899	5,440	139,447	2,220	2,307,010	25,000
Equity Income Fund I	2,660,908	44,711	359,982	7,439	281,917	6,260	2,738,973	46,258
High Yield Fund II	4,288,079	33,018	341,834	2,851	83,134	701	4,546,779	35,153
Income Fund	12,522,870	115,003	509,168	4,631	716,623	6,521	12,315,415	112,879
International Emerging Markets Fund	244,691	6,248	65,223	1,965	8,216	297	301,698	7,957
LargeCap Growth Fund	8,296,270	53,715	325,497	2,904	2,896,987	28,303	5,724,780	35,036
MidCap Stock Fund	808,101	11,338	179,711	3,002	77,045	1,468	910,767	12,986
Money Market Fund	26,690	27	8,526,115	8,526	2,076,089	2,076	6,476,716	6,477
Mortgage Securities Fund	15,861,519	170,632	576,643	6,163	836,036	8,879	15,602,126	167,620
Partners LargeCap Growth Fund II	—	—	3,007,264	27,498	22,553	200	2,984,711	27,281
Preferred Securities Fund	—	—	2,416,872	22,746	9,736	91	2,407,136	22,653
Real Estate Securities Fund	446,133	7,724	161,828	2,784	61,142	1,335	546,819	9,157
Short Term Income Fund	3,003,445	35,288	1,113,839	12,931	59,879	697	4,057,405	47,501
SmallCap Growth Fund	800,508	3,925	64,230	570	151,641	1,444	713,097	3,438
SmallCap Value Fund	397,669	6,941	39,811	658	242,830	3,914	194,650	3,312
West Coast Equity Fund	462,514	13,768	52,060	2,281	29,199	1,353	485,375	14,835

		$560,292		$118,919		$80,728		$606,300

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$384	$545	$4,946
Diversified International Fund	1,297	477	2,858
Equity Income Fund I	1,889	368	3,330
High Yield Fund II	929	-15	902
Income Fund	1,557	-234	—
International Emerging Markets Fund	1,123	41	344
LargeCap Growth Fund	228	6,720	914
MidCap Stock Fund	344	114	1,908
Money Market Fund	58	—	—
Mortgage Securities Fund	2,153	-296	—
Partners LargeCap Growth Fund II	296	-17	281
Preferred Securities Fund	229	-2	—
Real Estate Securities Fund	178	-16	2,112
Short Term Income Fund	446	-21	—
SmallCap Growth Fund	—	387	376
SmallCap Value Fund	202	-373	358
West Coast Equity Fund	180	139	1,404

	$11,493	$7,817	$19,733

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (100.05%)
Principal Investors Fund, Inc. Institutional Class (100.05%)
Disciplined LargeCap Blend Fund (a)	27,044,016	$376,993
Diversified International Fund (a)	27,605,681	343,691
Equity Income Fund I (a)	31,456,585	611,516
High Yield Fund II (a)	11,448,070	93,531
Income Fund (a)	18,593,305	170,129
International Emerging Markets Fund (a)	3,534,358	94,367
LargeCap Growth Fund (a)	71,378,054	610,282
MidCap Stock Fund (a)	11,297,957	178,282
Money Market Fund (a)	31,849,968	31,850
Mortgage Securities Fund (a)	25,032,457	270,100
Partners LargeCap Growth Fund II (a)(b)	25,532,640	208,602
Preferred Securities Fund (a)	6,014,279	60,504
Real Estate Securities Fund (a)	6,796,732	108,408
Short Term Income Fund (a)	5,989,440	70,436
SmallCap Growth Fund (a)(b)	8,537,925	69,584
SmallCap Value Fund (a)	3,574,788	54,086
West Coast Equity Fund (a)	5,661,611	232,069

		3,584,430

TOTAL INVESTMENT COMPANIES		$3,584,430

Total Investments		$3,584,430
Liabilities in Excess of Other Assets, Net — (0.05)%		(1,657)

TOTAL NET ASSETS—100.00%		$3,582,773

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$389,668
Unrealized Depreciation	(79,731)

Net Unrealized Appreciation (Depreciation)	309,937
Cost for federal income tax purposes	3,274,493
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	68.38%
Fixed Income Funds	19.44%
International Equity Funds	12.23%
Liabilities in Excess of Other Assets, Net	(0.05%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds	Shares	Cost (000)
Disciplined LargeCap Blend Fund	31,893,539	$436,915	4,155,470	$64,657	9,004,993	$139,570	27,044,016	$364,184
Diversified International Fund	23,782,759	265,178	4,365,278	61,404	542,356	8,090	27,605,681	318,298
Equity Income Fund I	30,622,780	536,948	3,088,693	65,702	2,254,888	48,556	31,456,585	552,460
High Yield Fund II	11,502,756	87,214	624,199	5,243	678,885	5,655	11,448,070	86,603
Income Fund	18,330,402	164,451	1,220,587	11,079	957,684	8,748	18,593,305	166,674
International Emerging Markets Fund	2,912,083	75,188	690,908	21,339	68,633	2,392	3,534,358	94,367
LargeCap Growth Fund	95,620,382	641,172	1,631,567	15,689	25,873,895	249,978	71,378,054	454,643
MidCap Stock Fund	9,576,542	118,439	1,873,459	32,160	152,044	2,629	11,297,957	147,603
Money Market Fund	148,284	148	31,712,783	31,713	11,099	11	31,849,968	31,850
Mortgage Securities Fund	26,040,632	278,573	429,705	4,567	1,437,880	15,434	25,032,457	267,416
Partners LargeCap Growth Fund II	—	—	26,051,618	239,098	518,978	4,303	25,532,640	234,090
Preferred Securities Fund	—	—	6,224,431	58,466	210,152	2,067	6,014,279	56,436
Real Estate Securities Fund	4,853,568	80,880	1,972,206	35,744	29,042	458	6,796,732	115,910
Short Term Income Fund	—	—	5,999,470	69,570	10,030	118	5,989,440	69,453
SmallCap Growth Fund	10,417,503	58,117	540,480	5,001	2,420,058	23,274	8,537,925	46,035
SmallCap Value Fund	4,610,932	79,930	373,124	6,250	1,409,268	24,080	3,574,788	61,562
West Coast Equity Fund	5,315,965	169,655	530,666	24,068	185,020	7,943	5,661,611	185,374

		$2,992,808		$751,750		$543,306		$3,252,958

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,899	$2,182	$58,989
Diversified International Fund	16,245	-194	35,820
Equity Income Fund I	22,791	-1,634	40,195
High Yield Fund II	2,440	-199	2,371
Income Fund	2,398	-108	—
International Emerging Markets Fund	13,663	232	4,185
LargeCap Growth Fund	2,985	47,760	12,009
MidCap Stock Fund	4,453	-367	24,643
Money Market Fund	207	—	—
Mortgage Securities Fund	3,557	-290	—
Partners LargeCap Growth Fund II	3,209	-705	3,044
Preferred Securities Fund	548	37	—
Real Estate Securities Fund	2,319	-256	27,521
Short Term Income Fund	389	1	—
SmallCap Growth Fund	—	6,191	4,746
SmallCap Value Fund	2,313	-538	3,551
West Coast Equity Fund	2,199	-406	17,202

	$84,615	$51,706	$234,276

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.75%)
Principal Investors Fund, Inc. Institutional Class (99.75%)
Disciplined LargeCap Blend Fund (a)	2,776,425	$38,703
Diversified International Fund (a)	1,837,946	22,882
Equity Income Fund I (a)	2,027,553	39,416
High Yield Fund II (a)	5,944,648	48,568
Income Fund (a)	19,842,730	181,561
International Emerging Markets Fund (a)	225,154	6,012
LargeCap Growth Fund (a)	4,488,646	38,378
MidCap Stock Fund (a)	1,001,653	15,806
Money Market Fund (a)	8,183,076	8,183
Mortgage Securities Fund (a)	21,506,527	232,055
Partners LargeCap Growth Fund II (a)(b)	2,789,890	22,793
Preferred Securities Fund (a)	3,345,611	33,657
Real Estate Securities Fund (a)	382,615	6,103
Short Term Income Fund (a)	8,403,618	98,827
SmallCap Growth Fund (a)(b)	625,763	5,100
SmallCap Value Fund (a)	251,614	3,807
West Coast Equity Fund (a)	225,238	9,232

		811,083

TOTAL INVESTMENT COMPANIES		$811,083

Total Investments		$811,083
Other Assets in Excess of Liabilities, Net — 0.25%		2,034

TOTAL NET ASSETS — 100.00%		$813,117

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$40,504
Unrealized Depreciation	(12,205)

Net Unrealized Appreciation (Depreciation)	28,299
Cost for federal income tax purposes	782,784
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	74.14%
Domestic Equity Funds	22.06%
International Equity Funds	3.55%
Other Assets in Excess of Liabilities, Net	0.25%

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,601,096	$29,929	522,780	$7,890	347,451	$5,724	2,776,425	$32,922
Diversified International Fund	—	—	1,853,630	28,489	15,684	216	1,837,946	28,240
Equity Income Fund I	1,821,286	26,481	318,412	6,554	112,145	2,472	2,027,553	30,549
High Yield Fund II	6,036,864	44,440	615,397	5,120	707,613	5,991	5,944,648	43,761
Income Fund	21,581,549	196,131	1,364,280	12,420	3,103,099	28,180	19,842,730	180,002
International Emerging Markets Fund	—	—	227,699	7,736	2,545	77	225,154	7,646
LargeCap Growth Fund	6,710,263	38,774	323,717	2,875	2,545,334	24,800	4,488,646	24,789
MidCap Stock Fund	863,755	9,670	224,680	3,747	86,782	1,649	1,001,653	12,069
Money Market Fund	—	—	8,258,889	8,259	75,813	76	8,183,076	8,183
Mortgage Securities Fund	23,247,856	249,005	1,377,459	14,741	3,118,788	33,092	21,506,527	229,644
Partners LargeCap Growth Fund II	—	—	2,815,940	25,670	26,050	229	2,789,890	25,419
Preferred Securities Fund	—	—	3,381,804	32,599	36,193	345	3,345,611	32,248
Real Estate Securities Fund	380,504	6,868	119,708	2,065	117,597	2,593	382,615	5,952
Short Term Income Fund	7,913,033	92,420	692,525	8,078	201,940	2,350	8,403,618	98,094
SmallCap Growth Fund	832,642	3,446	82,028	722	288,907	2,768	625,763	2,823
SmallCap Value Fund	416,710	7,224	51,294	829	216,390	3,658	251,614	4,276
West Coast Equity Fund	220,588	5,299	26,855	1,178	22,205	1,030	225,238	5,787

		$709,687		$168,972		$115,250		$772,404

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$466	$827	$4,527
Diversified International Fund	1,017	-33	2,239
Equity Income Fund I	1,371	-14	2,415
High Yield Fund II	1,224	192	1,159
Income Fund	2,533	-369	—
International Emerging Markets Fund	833	-13	255
LargeCap Growth Fund	177	7,940	711
MidCap Stock Fund	372	301	2,054
Money Market Fund	54	—	—
Mortgage Securities Fund	3,030	-1,010	—
Partners LargeCap Growth Fund II	296	-22	281
Preferred Securities Fund	291	-6	—
Real Estate Securities Fund	124	-388	1,466
Short Term Income Fund	1,006	-54	—
SmallCap Growth Fund	—	1,423	323
SmallCap Value Fund	176	-119	284
West Coast Equity Fund	84	340	648

	$13,054	$8,995	$16,362

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (100.06%)
Principal Investors Fund, Inc. Institutional Class (100.06%)
Disciplined LargeCap Blend Fund (a)	22,413,618	$312,446
Diversified International Fund (a)	19,297,757	240,257
Equity Income Fund I (a)	21,900,696	425,750
High Yield Fund II (a)	10,391,022	84,895
International Emerging Markets Fund (a)	2,423,640	64,711
LargeCap Growth Fund (a)	46,529,772	397,830
MidCap Stock Fund (a)	8,602,230	135,743
Money Market Fund (a)	23,456,595	23,457
Partners LargeCap Growth Fund II (a)(b)	21,407,200	174,897
Real Estate Securities Fund (a)	4,229,814	67,465
Short Term Income Fund (a)	2,093,619	24,621
SmallCap Growth Fund (a)(b)	5,846,681	47,650
SmallCap Value Fund (a)	2,983,232	45,136
West Coast Equity Fund (a)	4,363,825	178,873

		2,223,731

TOTAL INVESTMENT COMPANIES		$2,223,731

Total Investments		$2,223,731
Liabilities in Excess of Other Assets, Net — (0.06)%		(1,248)

TOTAL NET ASSETS — 100.00%		$2,222,483

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$219,553
Unrealized Depreciation	(76,545)

Net Unrealized Appreciation (Depreciation)	143,008
Cost for federal income tax purposes	2,080,723
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	80.35%
International Equity Funds	13.72%
Fixed Income Funds	5.99%
Liabilities in Excess of Other Assets, Net	(0.06%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	22,526,739	$319,852	3,010,049	$46,760	3,123,170	$48,290	22,413,618	$318,032
Diversified International Fund	16,790,793	191,590	2,921,925	40,939	414,961	6,250	19,297,757	226,277
Equity Income Fund I	20,567,049	370,438	2,098,120	44,585	764,473	16,013	21,900,696	397,914
High Yield Fund II	11,050,648	87,136	543,893	4,568	1,203,519	10,140	10,391,022	81,507
International Emerging Markets Fund	2,018,243	52,006	478,553	14,797	73,156	2,436	2,423,640	64,485
LargeCap Growth Fund	66,302,014	457,866	1,029,513	9,907	20,801,755	201,614	46,529,772	304,916
MidCap Stock Fund	7,252,888	89,542	1,435,511	24,825	86,169	1,472	8,602,230	112,611
Money Market Fund	12,173	12	23,576,364	23,577	131,942	132	23,456,595	23,457
Partners LargeCap Growth Fund II	—	—	21,710,062	198,633	302,862	2,519	21,407,200	195,710
Real Estate Securities Fund	3,409,529	62,805	1,067,109	18,695	246,824	5,473	4,229,814	74,966
Short Term Income Fund	—	—	2,121,648	24,597	28,029	329	2,093,619	24,270
SmallCap Growth Fund	7,047,025	42,024	395,640	3,662	1,595,984	15,030	5,846,681	33,643
SmallCap Value Fund	3,204,107	55,629	273,448	4,567	494,323	8,395	2,983,232	51,495
West Coast Equity Fund	3,957,965	128,229	526,460	24,193	120,600	5,228	4,363,825	146,890

		$1,857,129		$484,305		$323,321		$2,056,173

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,021	$-290	$42,219
Diversified International Fund	11,365	-2	25,062
Equity Income Fund I	15,841	-1,096	27,942
High Yield Fund II	2,236	-57	2,136
International Emerging Markets Fund	9,429	118	2,888
LargeCap Growth Fund	1,940	38,757	7,806
MidCap Stock Fund	4,831	-284	17,457
Money Market Fund	123	—	—
Partners LargeCap Growth Fund II	2,222	-404	2,107
Real Estate Securities Fund	1,439	-1,061	17,078
Short Term Income Fund	145	2	—
SmallCap Growth Fund	—	2,987	3,586
SmallCap Value Fund	1,800	-306	2,691
West Coast Equity Fund	1,686	-304	13,206

	$57,078	$38,060	$164,178

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (85.97%)
Agricultural Operations (0.45%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	$700	$704
Cargill Inc
5.20%, 1/22/2013 (a)	650	655

		1,359

Airlines (0.15%)
American Airlines Inc
7.69%, 5/23/2008	176	176
7.25%, 2/5/2009	275	272

		448

Appliances (0.07%)
Whirlpool Corp
5.49%, 6/15/2009 (b)	200	201

Asset Backed Securities (3.30%)
Carrington Mortgage Loan Trust
3.66%, 12/25/2035 (b)(c)	475	461
Chase Funding Mortgage Loan Asset-Backed Certificates
3.61%, 12/25/2033 (b)	108	105
Citigroup Mortgage Loan Trust Inc
3.53%, 3/25/2037 (b)(c)	400	358
4.28%, 7/25/2037 (b)(d)	358	358
CNH Equipment Trust
5.09%, 9/15/2010 (b)	325	325
Countrywide Asset-Backed Certificates
3.63%, 4/25/2036 (b)(c)	500	485
3.88%, 2/25/2037 (b)	575	139
6.02%, 9/25/2046 (b)	1,900	1,878
Countrywide Home Equity Loan Trust
4.47%, 12/15/2035 (b)	120	103
4.48%, 2/15/2036 (b)(c)	475	446
First Horizon Asset Backed Trust
3.51%, 10/25/2026 (b)	537	451
First-Citizens Home Equity Loan LLC
4.45%, 9/15/2022 (a)(b)	209	195
Ford Credit Floorplan Master Owner Trust
4.69%, 6/15/2011 (b)	625	606
GMAC Mortgage Corp Loan Trust
3.56%, 8/25/2035 (b)	200	185
Great America Leasing Receivables
5.39%, 9/15/2011 (a)(c)	925	952
JP Morgan Mortgage Acquisition Corp
3.46%, 3/25/2037 (b)	463	449
Marriott Vacation Club Owner Trust
5.81%, 10/20/2029 (a)(d)	296	300
Nomura Asset Acceptance Corp
3.60%, 1/25/2036 (a)(b)(c)	298	221
Popular ABS Mortgage Pass-Through Trust
3.64%, 11/25/2035 (b)(c)	426	423
Residential Asset Securities Corp
4.59%, 8/25/2031	541	539
Swift Master Auto Receivables Trust
4.34%, 6/15/2012 (b)	425	418
Volkswagen Credit Auto Master Trust
3.95%, 7/20/2010 (b)	200	200
Wells Fargo Home Equity Trust
3.48%, 3/25/2037 (b)	312	305

		9,902

Auto-Car & Light Trucks (0.39%)
Daimler Finance North America LLC
4.05%, 6/4/2008	250	250
5.54%, 3/13/2009 (b)	375	373
5.88%, 3/15/2011	525	545

		1,168

Auto/Truck Parts & Equipment — Original (0.07%)
Tenneco Inc
10.25%, 7/15/2013	206	218

Automobile Sequential (2.37%)
Capital Auto Receivables Asset Trust
4.27%, 10/15/2009 (b)	640	639
5.02%, 1/15/2010 (a)(b)(d)	375	374
4.47%, 3/15/2010 (b)	600	598
4.61%, 6/15/2010 (b)	185	184
5.52%, 3/15/2011 (b)	500	511
CPS Auto Trust
5.53%, 11/15/2010 (a)(d)	900	905
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (b)	350	329
5.60%, 10/15/2012	435	428
5.69%, 11/15/2012 (b)	430	424
Honda Auto Receivables Owner Trust
4.42%, 2/15/2011 (b)	375	372
Hyundai Auto Receivables Trust
4.64%, 1/17/2012 (b)	500	495
Morgan Stanley Auto Loan Trust
3.33%, 10/15/2011	653	653
Nissan Auto Receivables Owner Trust
4.28%, 7/15/2013	280	280
WFS Financial Owner Trust
3.93%, 2/17/2012	482	483
4.50%, 5/17/2013	425	431

		7,106

Beverages - Non-Alcoholic (0.23%)
Panamerican Beverages Inc
7.25%, 7/1/2009	350	362
PepsiAmericas Inc
5.75%, 7/31/2012	305	320

		682

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Beverages — Wine & Spirits (0.11%)
Diageo Capital PLC
5.20%, 1/30/2013	$310	$319

Brewery (0.25%)
Coors Brewing Co
6.38%, 5/15/2012	49	53
SABMiller PLC
5.03%, 7/1/2009 (a)(b)	280	282
6.20%, 7/1/2011 (a)	400	426

		761

Building & Construction Products -Miscellaneous (0.14%)
CRH America Inc
6.95%, 3/15/2012	400	422

Building Products - Cement & Aggregate (0.18%)
Martin Marietta Materials Inc
3.26%, 4/30/2010 (b)	530	525

Building Products-Wood (0.21%)
Masco Corp
5.43%, 3/12/2010 (b)	335	321
Norbord Inc
8.13%, 3/20/2008	300	300

		621

Cable TV (1.00%)
Comcast Corp
4.68%, 7/14/2009 (b)	650	637
5.45%, 11/15/2010	300	310
COX Communications Inc
3.88%, 10/1/2008	100	100
4.63%, 1/15/2010	475	476
7.13%, 10/1/2012	300	325
DIRECTV Holdings LLC/DIRECTV Financing Co
8.38%, 3/15/2013	300	310
Echostar DBS Corp
5.75%, 10/1/2008	300	300
Rogers Cable Inc
7.88%, 5/1/2012	500	554

		3,012

Casino Hotels (0.08%)
Mandalay Resort Group
9.50%, 8/1/2008	250	253

Cellular Telecommunications (0.43%)
America Movil SAB de CV
4.96%, 6/27/2008 (a)(b)(c)	350	346
Rogers Wireless Inc
7.25%, 12/15/2012	425	467
Vodafone Group PLC
5.33%, 6/15/2011 (b)(c)	475	466

		1,279

Chemicals-Diversified (0.07%)
Huntsman LLC
11.50%, 7/15/2012	200	212

Coatings & Paint (0.15%)
Valspar Corp
5.63%, 5/1/2012	430	445

Commercial Banks (0.85%)
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (a)(b)	305	289
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	350	361
9.38%, 6/1/2011 (a)	575	635
Glitnir Banki HF
4.42%, 10/15/2008 (a)(b)	200	200
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)	375	390
VTB Capital SA
6.61%, 10/31/2012 (a)	400	396
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010	250	275

		2,546

Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009	150	145

Computers — Integrated Systems (0.23%)
NCR Corp
7.13%, 6/15/2009	650	678

Computers — Memory Devices (0.11%)
Seagate Technology HDD Holdings
5.57%, 10/1/2009 (b)	150	145
6.38%, 10/1/2011	200	199

		344

Containers — Metal & Glass (0.08%)
Vitro SAB de CV
8.63%, 2/1/2012	255	242

Containers — Paper & Plastic (0.06%)
Pactiv Corp
5.88%, 7/15/2012	175	180

Credit Card Asset Backed Securities (2.71%)
American Express Credit Account Master Trust
4.64%, 9/15/2010 (b)(c)	250	250
4.52%, 3/15/2012 (b)	1,150	1,133

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Credit Card Asset Backed Securities (continued)
Bank One Issuance Trust
4.61%, 12/15/2010 (b)(c)	$750	$751
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (a)(d)	1,170	1,178
Chase Credit Card Master Trust
4.57%, 1/17/2011 (b)	750	746
Chase Issuance Trust
3.74%, 1/15/2012 (b)	500	500
Citibank Credit Card Master Trust I
5.88%, 3/10/2011	700	720
GE Capital Credit Card Master Note Trust
4.41%, 3/15/2013 (b)	175	166
MBNA Master Credit Card Trust
4.59%, 9/15/2010 (b)	800	802
Providian Gateway Master Trust
4.61%, 5/16/2011 (a)(b)(d)	780	780
4.60%, 7/15/2011 (a)(b)(d)	500	500
Providian Master Note Trust
5.10%, 11/15/2012 (a)	600	599

		8,125

Cruise Lines (0.03%)
Royal Caribbean Cruises Ltd
6.75%, 3/15/2008	100	100

Data Processing & Management (0.14%)
Fidelity National Information Services
4.75%, 9/15/2008	415	409

Diversified Financial Services (0.73%)
General Electric Capital Corp
5.25%, 10/19/2012	1,250	1,297
IBM International Group Capital LLC
5.05%, 10/22/2012	325	338
TNK-BP Finance SA
6.13%, 3/20/2012 (a)	575	556

		2,191

Diversified Manufacturing Operations (0.19%)
Tyco Electronics Group SA
6.00%, 10/1/2012 (a)	540	567

Diversified Operations (0.16%)
Capmark Financial Group Inc
5.53%, 5/10/2010 (a)(b)	600	468

Electric — Generation (0.12%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	96	101
Indiantown Cogeneration LP
9.26%, 12/15/2010	235	248

		349

Electric — Integrated (2.64%)
Arizona Public Service Co
6.38%, 10/15/2011	1,100	1,160
Commonwealth Edison Co
3.70%, 2/1/2008	250	250
6.15%, 3/15/2012	480	501
Dominion Resources Inc/VA
5.69%, 5/15/2008	225	226
5.05%, 11/14/2008 (b)	250	248
DTE Energy Co
6.65%, 4/15/2009	375	386
Entergy Gulf States Inc
3.60%, 6/1/2008	75	75
5.90%, 12/ 8/2008 (a)(b)	200	201
Entergy Louisiana LLC
5.83%, 11/1/2010	400	400
Entergy Mississippi Inc
5.15%, 2/1/2013	375	373
Integrys Energy Group Inc
7.00%, 11/1/2009	700	735
Ipalco Enterprises Inc
8.38%, 11/14/2008 (b)	150	152
Northeast Utilities
3.30%, 6/1/2008	250	249
Ohio Power Co
4.83%, 4/ 5/2010 (b)	390	384
Pepco Holdings Inc
5.75%, 6/1/2010 (b)	350	349
PSEG Energy Holdings LLC
8.63%, 2/15/2008	400	400
Public Service Co of Colorado
4.38%, 10/1/2008	190	190
Scottish Power PLC
4.91%, 3/15/2010	450	456
TECO Energy Inc
6.91%, 5/1/2010 (b)	475	477
Texas-New Mexico Power Co
6.13%, 6/1/2008	100	100
Transelec SA
7.88%, 4/15/2011	575	615

		7,927

Electronic Components — Miscellaneous (0.13%)
Jabil Circuit Inc
5.88%, 7/15/2010	375	381

Electronic Components — Semiconductors (0.28%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/4/2013	280	298
National Semiconductor Corp
5.24%, 6/15/2010 (b)	550	534

		832

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Electronic Connectors (0.21%)
Thomas & Betts Corp
6.63%, 5/7/2008	$275	$277
7.25%, 6/1/2013	325	339

		616

Finance — Auto Loans (0.36%)
Ford Motor Credit Co LLC
9.88%, 8/10/2011	175	168
7.13%, 1/13/2012 (b)	300	252
GMAC LLC
6.12%, 5/15/2009 (b)	275	257
6.00%, 12/15/2011	135	114
Nissan Motor Acceptance Corp
4.63%, 3/8/2010 (a)	270	277

		1,068

Finance-Commercial (0.32%)
CIT Group Inc
3.47%, 4/27/2011(b)	350	303
Textron Financial Corp
5.13%, 11/1/2010	650	668

		971

Finance — Consumer Loans (0.53%)
American General Finance Corp
4.88%, 5/15/2010	375	383
HSBC Finance Corp
5.16%, 11/16/2009 (b)(c)	475	462
5.34%, 9/14/2012 (b)	325	308
SLM Corp
4.74%, 3/2/2009 (b)(c)	475	444

		1,597

Finance — Credit Card (0.08%)
Capital One Bank
5.75%, 9/15/2010	250	247

Finance — Investment Banker & Broker (3.09%)
Bear Stearns Cos Inc/The
4.33%, 7/16/2009 (b)	470	451
Citigroup Inc
5.50%, 8/27/2012	550	573
Goldman Sachs Group Inc/The
5.32%, 3/2/2010 (b)	300	292
6.88%, 1/15/2011	1,050	1,138
5.05%, 2/6/2012 (b)	175	169
Jefferies Group Inc
5.88%, 6/8/2014	575	585
JPMorgan Chase & Co
5.60%, 6/1/2011	1,200	1,253
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	335	259
Lehman Brothers Holdings Inc
5.13%, 11/10/2009 (b)(c)	350	339
6.00%, 7/19/2012	450	461
5.63%, 1/24/2013	630	638
Merrill Lynch & Co Inc
5.11%, 2/6/2009 (b)(c)	150	149
4.70%, 3/2/2009 (b)	195	190
5.10%, 2/5/2010 (b)	200	194
5.11%, 11/1/2011 (b)	300	282
5.37%, 6/5/2012 (b)(c)	250	229
6.05%, 8/15/2012	400	416
5.45%, 2/5/2013 (e)	550	551
Morgan Stanley
4.54%, 1/15/2010 (b)	705	693
5.63%, 1/9/2012	375	386

		9,248

Finance — Leasing Company (0.17%)
International Lease Finance Corp
4.66%, 1/15/2010 (b)	100	100
5.30%, 5/1/2012	400	410

		510

Finance — Mortgage Loan/Banker (2.91%)
Countrywide Financial Corp
5.13%, 5/5/2008 (b)	380	364
5.21%, 12/19/2008 (b)	230	203
5.80%, 6/7/2012	375	334
Fannie Mae
3.68%, 2/25/2032 (b)(c)	337	337
3.63%, 3/25/2035 (b)	132	132
Fannie Mae Grantor Trust
5.41%, 9/26/2033 (b)	90	92
Fannie Mae Whole Loan
3.58%, 5/25/2035 (b)(c)	382	378
Freddie Mac
5.13%, 12/15/2013	462	464
5.50%, 1/15/2017	36	36
4.00%, 1/15/2022	133	133
4.69%, 6/15/2023 (b)	291	292
4.64%, 7/15/2023 (b)	1,148	1,140
4.44%, 4/15/2030 (b)(c)	150	150
4.54%, 10/15/2034 (b)	191	190
Ginnie Mae
1.69%, 10/16/2012 (b)	7,423	248
4.51%, 10/16/2028 (b)	588	596
3.96%, 6/16/2031	1,840	1,846
1.11%, 2/16/2047 (b)	15,086	826
0.85%, 3/16/2047 (b)	4,468	256
Residential Capital LLC
5.65%, 6/9/2008 (b)(c)	225	192
7.62%, 5/22/2009 (b)	750	510

		8,719

Finance — Other Services (0.21%)
Alamosa Delaware Inc
8.50%, 1/31/2012	200	203
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(b)	425	430

		633

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Financial Guarantee Insurance (0.19%)
MBIA Insurance Corp
14.00%, 1/15/2033 (a)(b)	$285	$267
MGIC Investment Corp
5.63%, 9/15/2011	350	311

		578

Food — Miscellaneous/Diversified (0.25%)
General Mills Inc
4.02%, 1/22/2010 (b)(c)	350	340
Kraft Foods Inc
5.39%, 8/11/2010 (b)	275	273
6.00%, 2/11/2013	125	131

		744

Food — Retail (0.28%)
Kroger Co/The
6.38%, 3/1/2008	485	486
Safeway Inc
6.50%, 11/15/2008	175	178
5.21%, 3/27/2009 (b)	175	174

		838

Gas — Distribution (0.40%)
Sempra Energy
4.75%, 5/15/2009	150	152
7.95%, 3/1/2010	600	649
Southern California Gas Co
5.29%, 12/1/2009 (b)	100	99
Southern Union Co
6.15%, 8/16/2008	300	302

		1,202

Health Care Cost Containment (0.26%)
McKesson Corp
5.25%, 3/1/2013	750	771

Home Equity — Other (3.56%)
ACE Securities Corp
3.59%, 8/25/2035 (b)(c)	332	331
3.58%, 10/25/2035 (b)	121	121
Bear Stearns Asset Backed Securities Trust
3.98%, 3/25/2034 (b)(c)(d)	409	302
3.56%, 6/25/2047 (b)(c)	950	805
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (b)	1,825	1,466
First NLC Trust
3.71%, 5/25/2035 (b)	261	240
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (b)	351	340
5.75%, 10/25/2036	950	846
6.05%, 12/25/2037 (b)	635	606
GSAA Trust
6.04%, 7/25/2036	900	882
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (b)	1,400	1,228
IXIS Real Estate Capital Trust
3.62%, 12/25/2035 (b)(c)	3	3
Mastr Asset Backed Securities Trust
3.88%, 3/25/2035 (b)(c)	575	457
Morgan Stanley ABS Capital I
3.63%, 9/25/2035 (b)(c)	200	200
New Century Home Equity Loan Trust
3.67%, 3/25/2035 (b)	6	6
Option One Mortgage Loan Trust
3.83%, 3/25/2037 (b)	500	196
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (b)	1,375	1,368
Residential Asset Securities Corp
4.47%, 3/25/2032	810	792
4.53%, 3/25/2035 (b)	50	37
3.58%, 5/25/2035 (b)(c)	48	47
Specialty Underwriting & Residential Finance
3.89%, 2/25/2035 (b)	51	49
3.61%, 3/25/2036 (b)(c)	137	135
WAMU Asset-Backed Certificates
3.55%, 5/25/2037 (b)(c)	250	217

		10,674

Home Equity — Sequential (2.25%)
BNC Mortgage Loan Trust
3.55%, 7/25/2037 (b)	726	560
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035	2,000	1,785
5.71%, 11/25/2035 (b)	1,450	1,145
5.56%, 4/25/2036	1,000	886
5.51%, 8/25/2036	570	555
5.81%, 11/25/2036	1,250	1,116
New Century Home Equity Loan Trust
4.76%, 11/25/2033	696	696

		6,743

Industrial Automation & Robots (0.21%)
Intermec Inc
7.00%, 3/15/2008	625	623

Insurance Brokers (0.07%)
Marsh & McLennan Cos Inc
3.63%, 2/15/2008	220	220

Life & Health Insurance (1.32%)
Cigna Corp
7.00%, 1/15/2011	375	401
Lincoln National Corp
5.65%, 8/27/2012	215	224
6.05%, 4/20/2067 (b)	210	196
Pacific Life Global Funding
5.11%, 6/22/2011 (a)(b)	175	175
Phoenix Cos Inc/The
6.68%, 2/16/2008	550	550

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Life & Health Insurance (continued)
Prudential Financial Inc
5.26%, 6/13/2008 (b)	$250	$251
5.15%, 1/15/2013	950	963
StanCorp Financial Group Inc
6.88%, 10/1/2012	510	570
Sun Life Financial Global Funding LP
5.08%, 7/6/2010 (a)(b)	175	176
Unum Group
6.00%, 5/15/2008	175	176
5.86%, 5/15/2009	275	282

		3,964

Machinery — Farm (0.16%)
Case New Holland Inc
6.00%, 6/1/2009	475	474

Medical — Drugs (0.61%)
Abbott Laboratories
5.15%, 11/30/2012	950	1,001
Angiotech Pharmaceuticals Inc
8.87%, 12/1/2013 (b)	225	202
AstraZeneca PLC
5.40%, 9/15/2012	390	412
Elan Finance PLC/Elan Finance Corp
9.25%, 12/1/2013 (b)	250	228

		1,843

Medical — HMO (0.43%)
Coventry Health Care Inc
6.30%, 8/15/2014	400	416
5.95%, 3/15/2017	210	209
UnitedHealth Group Inc
5.09%, 6/21/2010 (a)(b)	375	366
5.50%, 11/15/2012 (a)	300	311

		1,302

Medical — Wholesale Drug Distribution (0.31%)
Cardinal Health Inc
5.50%, 10/ 2/2009 (a)(b)	300	301
5.65%, 6/15/2012 (a)	600	620

		921

Medical Products (0.16%)
Covidien International Finance SA
5.45%, 10/15/2012 (a)	465	482

Metal — Diversified (0.02%)
Xstrata Canada Corp
7.25%, 7/15/2012	55	61

Metal Processors & Fabrication (0.10%)
Timken Co
5.75%, 2/15/2010	300	308

Money Center Banks (0.22%)
Deutsche Bank AG/London
5.38%, 10/12/2012	630	663

Mortgage Backed Securities (32.99%)
ACT Depositor Corp
4.54%, 9/22/2041 (a)(b)(c)	775	542
Banc of America Alternative Loan Trust
3.78%, 6/25/2036 (b)(c)	685	678
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031	35	36
6.85%, 4/15/2036	200	211
1.19%, 11/10/2038 (b)	18,394	391
0.85%, 7/10/2042 (b)	32,309	566
1.78%, 7/11/2043 (a)(f)	16,947	546
0.33%, 9/10/2045	83,231	688
0.22%, 10/10/2045	81,632	301
5.31%, 10/10/2045 (b)	1,325	1,324
0.60%, 7/10/2046 (b)	53,713	996
Banc of America Mortgage Securities Inc
4.78%, 5/25/2035 (b)	950	961
Bear Stearns Adjustable Rate Mortgage Trust
5.07%, 9/25/2034 (b)	426	408
Bear Stearns Alt-A Trust
3.66%, 7/25/2035 (b)	46	46
6.22%, 8/25/2036 (b)	1,596	1,578
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	680	712
7.64%, 2/15/2032	143	144
3.97%, 11/11/2035	196	193
0.63%, 5/11/2039 (a)(b)	2,997	44
0.39%, 2/11/2041 (b)	22,511	211
4.13%, 11/11/2041	2,100	2,084
4.57%, 7/11/2042	500	493
Bella Vista Mortgage Trust
4.18%, 5/20/2045 (b)	184	172
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	1,000	1,048
7.56%, 10/15/2032	500	532
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (b)	752	747
4.61%, 7/25/2037 (b)(d)	501	498
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (b)	39,950	960
Citigroup/Deutsche Bank Commercial Mortgage
0.41%, 11/15/2044 (a)	49,925	645
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (b)	38,765	796
0.53%, 12/11/2049 (b)	62,091	1,001
0.56%, 12/11/2049 (a)(b)	21,276	519

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through Certificates
1.62%, 6/10/2010 (a)(b)	$3,795	$120
3.25%, 6/10/2038	178	171
0.06%, 12/10/2046 (b)	12,890	155
Countrywide Alternative Loan Trust
6.10%, 7/20/2035 (b)(d)	384	349
5.66%, 2/25/2036 (b)(d)	497	468
6.00%, 5/25/2036	895	897
6.00%, 5/25/2036	316	319
3.55%, 6/25/2036 (b)(c)	800	780
3.66%, 6/25/2036 (b)(c)	1,564	1,551
4.20%, 5/20/2046 (b)(c)	1,337	1,183
Countrywide Asset-Backed Certificates
3.66%, 11/25/2035 (b)	165	160
3.65%, 1/25/2036 (b)(c)	800	784
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033	11	10
4.49%, 12/25/2033	1,500	1,518
4.41%, 6/20/2035 (b)(c)	484	483
Countrywide Home Loans
5.50%, 7/25/2033	1,217	1,229
Credit Suisse Mortgage Capital Certificates
0.78%, 9/15/2039 (a)	68,025	1,824
0.11%, 12/15/2039	7,622	127
5.87%, 9/15/2040	725	694
CS First Boston Mortgage Securities Corp
6.38%, 12/16/2035	595	614
0.58%, 11/15/2036 (a)(b)	17,422	688
0.43%, 8/15/2038 (a)	46,577	473
CW Capital Cobalt Ltd
5.17%, 8/15/2048	950	943
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	150	158
5.59%, 2/12/2034	19	19
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014	64,065	711
5.99%, 12/10/2035	208	212
0.74%, 3/10/2040 (a)(b)	2,701	40
GMAC Commercial Mortgage Securities Inc
0.97%, 3/10/2038 (a)(b)	2,342	50
0.58%, 8/10/2038 (a)(b)	63,426	740
GMAC Mortgage Corp Loan Trust
5.25%, 7/25/2034	750	763
Greenpoint Mortgage Funding Trust
3.65%, 6/25/2045 (b)(c)	179	171
3.68%, 6/25/2045 (b)	178	166
3.69%, 10/25/2045 (b)(c)	276	263
Greenwich Capital Commercial Funding Corp
0.44%, 6/10/2036 (a)(b)	18,581	160
0.26%, 4/10/2037 (a)	153,365	676
0.51%, 3/10/2039 (a)(b)	20,877	445
0.96%, 8/10/2042 (a)(b)	7,370	149
0.48%, 12/10/2049 (b)	51,115	839
GS Mortgage Securities Corp II
0.86%, 11/10/2039	6,109	235
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (b)	622	629
Heller Financial Commercial Mortgage Asset Corp
8.08%, 1/17/2034 (b)	1,000	1,055
8.19%, 1/17/2034 (b)	1,175	1,243
Impac CMB Trust
5.87%, 10/25/2033 (b)	80	80
3.69%, 4/25/2035 (b)(c)	139	137
3.81%, 4/25/2035 (b)	119	104
3.68%, 8/25/2035 (b)	97	89
3.89%, 8/25/2035 (b)	83	72
3.92%, 8/25/2035 (b)	130	108
3.63%, 4/25/2037 (b)(d)	852	794
Indymac Index Mortgage Loan Trust
3.68%, 4/25/2034 (b)(c)	70	67
3.61%, 4/25/2035 (b)	177	167
3.71%, 4/25/2035 (b)	147	122
5.45%, 7/25/2035 (b)	967	988
3.68%, 8/25/2035 (b)(c)	241	228
3.56%, 1/25/2037 (b)(c)	930	911
3.62%, 6/25/2037 (b)(d)	806	758
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (a)(b)	11,144	366
6.04%, 11/15/2035	1,181	1,205
7.20%, 11/15/2035 (a)(b)	350	374
0.77%, 10/12/2037 (a)(b)	3,875	158
3.48%, 6/12/2041	337	334
5.30%, 5/15/2047 (b)	1,400	1,392
5.31%, 1/15/2049	625	621
0.50%, 2/12/2051 (b)	58,210	891
JP Morgan Mortgage Trust
3.81%, 5/25/2034	583	590
5.11%, 6/25/2035 (b)	457	458
5.30%, 7/25/2035	1,096	1,109
5.82%, 6/25/2036 (b)	890	904
5.82%, 6/25/2036 (b)	400	412
5.83%, 1/25/2037 (b)	346	352
5.71%, 4/25/2037 (b)(d)	555	567
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020	221	225
5.97%, 3/15/2026	77	77
4.90%, 6/15/2026	424	424

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust (continued)
3.09%, 5/15/2027	$300	$299
4.19%, 8/15/2029	220	218
3.63%, 10/15/2029	575	570
4.44%, 12/15/2029 (b)	1,000	986
0.61%, 7/15/2035 (a)(b)	4,328	141
0.65%, 10/15/2035 (a)(b)	9,647	388
1.29%, 3/15/2036 (a)(b)	2,036	44
0.84%, 8/15/2036 (a)(b)	2,146	33
0.68%, 2/15/2040 (b)	6,115	190
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (b)	417	419
Merrill Lynch Mortgage Trust
0.34%, 11/12/2035 (a)(b)	33,622	182

0.29%, 7/12/2038	132,228	934
5.80%, 5/12/2039 (b)	1,100	1,113
3.59%, 9/12/2041	151	149
0.42%, 9/12/2042 (b)	63,996	581
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.09%, 7/12/2046 (b)	32,395	509
0.87%, 7/12/2046	50,867	1,620
0.73%, 8/12/2048 (b)	11,373	414
0.70%, 9/12/2049 (b)	23,450	652
0.06%, 12/12/2049 (b)	16,701	238
0.88%, 12/12/2049 (b)	27,843	834
5.11%, 12/12/2049 (b)	885	877
Morgan Stanley Capital I
1.15%, 1/13/2041 (a)(b)	28,934	853
3.99%, 5/24/2043 (a)(b)(d)	750	675
0.04%, 12/15/2043 (a)(b)	12,670	164
3.76%, 8/25/2046 (b)(c)(d)	725	544
5.55%, 12/20/2046 (b)(d)	225	124
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	69	71
Nationslink Funding Corp
7.23%, 6/20/2031	460	464
7.34%, 6/20/2031 (b)	675	686
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (b)	1,275	1,269
Prudential Securities Secured Financing
6.48%, 11/1/2031	240	242
Residential Accredit Loans Inc
6.00%, 11/25/2032	864	870
5.74%, 12/25/2035 (b)(d)	148	150
3.53%, 3/25/2047 (b)(c)	1,518	1,423
Residential Funding Mortgage Securities
5.19%, 11/25/2035 (b)	635	643
5.68%, 2/25/2036 (b)	313	319
Sequoia Mortgage Trust
4.16%, 2/20/2035 (b)	53	52
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (b)	1,000	1,001
4.08%, 8/25/2034 (b)(c)	362	313
3.63%, 3/25/2035 (b)	58	57
5.25%, 12/25/2035	99	101
3.57%, 7/25/2037 (b)(c)	686	662
Structured Asset Mortgage Investments Inc
3.68%, 5/25/2045 (b)	175	173
3.69%, 9/25/2045 (b)	165	163
Structured Asset Securities Corp
5.50%, 6/25/2036 (b)	1,450	1,224
Thornburg Mortgage Securities Trust
3.73%, 12/25/2033 (b)	696	690
3.64%, 10/25/2035 (b)(c)	483	482
Wachovia Bank Commercial Mortgage Trust
0.35%, 1/15/2041 (a)(b)	19,254	108
0.50%, 4/15/2042 (a)(b)	79,908	969
5.25%, 12/15/2043	1,175	1,164
4.52%, 5/15/2044	755	745
6.06%, 2/15/2051 (b)	1,100	1,117
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (a)	504	496
WaMu Mortgage Pass Through Certificates
4.69%, 3/25/2033 (b)	247	243
4.06%, 10/25/2033 (b)	1,250	1,253
4.84%, 9/25/2035 (b)	779	784
5.70%, 6/25/2037 (b)	1,051	1,058
5.36%, 7/25/2044 (b)(c)	109	103
3.78%, 1/25/2045 (b)(c)	1,857	1,730
3.61%, 4/25/2045 (b)	21	19
3.65%, 4/25/2045 (b)	93	84
3.67%, 7/25/2045 (b)	177	167
3.63%, 11/25/2045 (b)(c)	128	125
Washington Mutual Alternative Mortgage
3.66%, 6/25/2046 (b)	683	570
3.56%, 1/25/2047 (b)	634	583
Wells Fargo Mortgage Backed Securities
4.20%, 3/25/2035 (b)	1,467	1,474
4.11%, 6/25/2035 (b)	775	781
5.24%, 4/25/2036 (b)	1,084	1,101

		98,899

Multi-Line Insurance (0.29%)
CNA Financial Corp
6.60%, 12/15/2008	549	559
6.00%, 8/15/2011	150	155
Genworth Financial Inc
6.15%, 11/15/2066 (b)	185	163

		877

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Multimedia (0.35%)
Thomson Corp/The
5.75%, 2/1/2008	$185	$185
Time Warner Entertainment Co LP
7.25%, 9/1/2008	350	356
Viacom Inc
5.34%, 6/16/2009 (b)	520	516

		1,057

Mutual Insurance (0.15%)
Health Care Service Corp
7.75%, 6/15/2011 (a)	400	457

Non-Hazardous Waste Disposal (0.19%)
Oakmont Asset Trust
4.51%, 12/22/2008 (a)	550	555

Office Automation & Equipment (0.21%)
Xerox Corp
5.72%, 12/18/2009 (b)	350	343
5.50%, 5/15/2012	295	301

		644

Office Furnishings — Original (0.07%)
Steelcase Inc
6.50%, 8/15/2011	195	206

Oil — Field Services (0.27%)
BJ Services Co
5.29%, 6/1/2008 (b)	150	150
Weatherford International Inc
6.63%, 11/15/2011	250	270
5.95%, 6/15/2012	375	394

		814

Oil & Gas Drilling (0.22%)
Transocean Inc
5.25%, 3/15/2013	625	644

Oil Company — Exploration & Production (1.23%)
Anadarko Finance Co
6.75%, 5/1/2011	325	348
Anadarko Petroleum Corp
5.39%, 9/15/2009 (b)(c)	300	293
Canadian Natural Resources Ltd
5.15%, 2/1/2013	650	663
Devon OEI Operating Inc
7.25%, 10/1/2011	475	524
Marathon Oil Canada Corp
8.38%, 5/1/2012	425	483
Nexen Inc
5.05%, 11/20/2013	292	285
Pemex Project Funding Master Trust
6.13%, 8/15/2008	13	13
Swift Energy Co
7.63%, 7/15/2011	200	197
XTO Energy Inc
7.50%, 4/15/2012	400	446
5.90%, 8/1/2012	400	424

		3,676

Oil Company — Integrated (0.14%)
Husky Energy Inc
6.25%, 6/15/2012	400	425

Oil Refining & Marketing (0.48%)
Premcor Refining Group Inc/The
9.50%, 2/1/2013	700	736
Tesoro Corp
6.25%, 11/1/2012	400	398
Valero Energy Corp
6.88%, 4/15/2012	275	296

		1,430

Pharmacy Services (0.24%)
Medco Health Solutions Inc
7.25%, 8/15/2013	650	717

Pipelines (0.86%)
Enbridge Energy Partners LP
4.00%, 1/15/2009	200	201
Enbridge Inc
5.80%, 6/15/2014	600	616
Kinder Morgan Energy Partners LP
5.85%, 9/15/2012	385	402
NGPL PipeCo LLC
6.51%, 12/15/2012 (a)	650	671
ONEOK Partners LP
5.90%, 4/1/2012	255	266
TEPPCO Partners LP
7.63%, 2/15/2012	375	420

		2,576

Private Corrections (0.11%)
Corrections Corp of America
7.50%, 5/1/2011	325	327

Property & Casualty Insurance (0.36%)
Markel Corp
7.00%, 5/15/2008	450	454
WR Berkley Corp
9.88%, 5/15/2008	625	635

		1,089

Quarrying (0.38%)
Vulcan Materials Co
6.39%, 12/15/2010 (b)	500	496
5.60%, 11/30/2012	625	643

		1,139

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Real Estate Operator & Developer (0.46%)
Duke Realty LP
5.63%, 8/15/2011	$180	$181
ERP Operating LP
5.50%, 10/1/2012	575	571
Regency Centers LP
8.45%, 9/1/2010	575	636

		1,388

Regional Banks (1.68%)
BAC Capital Trust XIII
5.39%, 3/15/2043 (b)(c)	435	343
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)	550	446
Capital One Financial Corp
5.70%, 9/15/2011	300	276
First Union Institutional Capital I
8.04%, 12/1/2026	550	571
Fleet Capital Trust II
7.92%, 12/11/2026	525	546
NB Capital Trust
7.83%, 12/15/2026	375	382
SunTrust Preferred Capital I
5.85%, 12/31/2049 (b)	365	311
Wachovia Corp
5.35%, 3/15/2011	600	618
5.27%, 3/1/2012 (b)	275	267
Wells Fargo & Co
4.38%, 1/31/2013	1,270	1,270

		5,030

REITS — Apartments (0.23%)
Camden Property Trust
4.38%, 1/15/2010	200	197
UDR Inc
4.50%, 3/3/2008	310	310
5.50%, 4/1/2014	200	194

		701

REITS — Diversified (0.68%)
Duke Realty LP
6.80%, 2/12/2009	450	457
iStar Financial Inc
5.33%, 9/15/2009 (b)	275	255
5.50%, 3/9/2010 (b)	350	312
6.00%, 12/15/2010	500	445
5.65%, 9/15/2011	200	178
Liberty Property LP
7.75%, 4/15/2009	385	397

		2,044

REITS — Healthcare (0.50%)
HCP Inc
5.44%, 9/15/2008 (b)	600	600
5.65%, 12/15/2013	125	117
Nationwide Health Properties Inc
6.50%, 7/15/2011	400	425
6.25%, 2/1/2013	325	343

		1,485

REITS — Office Property (0.39%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	605	608
HRPT Properties Trust
5.59%, 3/16/2011 (b)	188	182
6.95%, 4/1/2012	350	368

		1,158

REITS — Regional Malls (0.16%)
Simon Property Group LP
3.75%, 1/30/2009	225	224
4.60%, 6/15/2010	65	65
5.60%, 9/1/2011	200	201

		490

REITS — Shopping Centers (0.50%)
Developers Diversified Realty Corp
3.88%, 1/30/2009	510	499
5.38%, 10/15/2012	150	139
Federal Realty Invs Trust
6.00%, 7/15/2012	350	359
Westfield Group
5.40%, 10/1/2012 (a)(g)	500	505

		1,502

REITS — Warehouse & Industrial (0.29%)
Prologis
5.28%, 8/24/2009 (b)	250	243
5.50%, 3/1/2013	625	615

		858

Rental — Auto & Equipment (0.31%)
Erac USA Finance Co
3.50%, 4/30/2009 (a)(b)	400	398
5.80%, 10/15/2012 (a)	515	521

		919

Retail — Drug Store (0.15%)
CVS Caremark Corp
5.44%, 6/1/2010 (b)	450	440

Retail — Petroleum Products (0.10%)
Petro Stopping Centers LP/Petro Financial Corp
9.00%, 2/15/2012	300	311

Retail — Regional Department Store (0.10%)
Macys Retail Holdings Inc
4.80%, 7/15/2009	300	301

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Retail — Restaurants (0.27%)
Darden Restaurants Inc
5.63%, 10/15/2012	$625	$632
Yum! Brands Inc
7.65%, 5/15/2008	175	177

		809

Rubber — Tires (0.23%)
Goodyear Tire & Rubber Co/The
6.38%, 3/15/2008	500	499
8.66%, 12/1/2009 (b)	200	199

		698

Savings & Loans — Thrifts (0.26%)
Washington Mutual Inc
5.08%, 3/20/2008 (b)	225	224
4.56%, 1/15/2010 (b)	275	252
5.18%, 3/22/2012 (b)	350	309

		785

Sovereign (0.09%)
Mexico Government International Bond
8.38%, 1/14/2011	250	280

Special Purpose Banks (0.12%)
Korea Development Bank
4.84%, 4/3/2010 (b)(c)	365	365

Special Purpose Entity (0.76%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)	500	513
Genworth Global Funding Trusts
5.20%, 10/8/2010	375	387
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008	185	184
Rockies Express Pipeline LLC
5.78%, 8/20/2009 (a)(b)	280	280
USB Realty Corp
6.09%, 12/22/2049 (a)(b)	330	265
Williams Cos Inc Credit Linked Certificates
8.16%, 5/1/2009 (a)(b)	200	202
Xlliac Global Funding
5.32%, 6/2/2008 (a)(b)(c)	450	450

		2,281

Steel — Producers (0.30%)
Ispat Inland ULC
9.75%, 4/1/2014	300	325
Nucor Corp
5.00%, 12/1/2012	175	180
United States Steel Corp
5.65%, 6/1/2013	400	388

		893

Supranational Bank (0.08%)
Corp Andina de Fomento
5.09%, 6/13/2008 (b)(d)	225	225

Telecommunication Services (0.13%)
Qwest Corp
7.88%, 9/1/2011	150	154
Telcordia Technologies Inc
8.01%, 7/15/2012 (a)(b)	275	234

		388

Telephone — Integrated (1.98%)
AT&T Inc
4.95%, 1/15/2013	1,100	1,126
British Telecommunications PLC
5.15%, 1/15/2013	625	642
Deutsche Telekom International Finance
5.06%, 3/23/2009 (b)	375	373
Royal KPN NV
8.00%, 10/1/2010	475	512
Sprint Capital Corp
7.63%, 1/30/2011	250	254
8.38%, 3/15/2012	250	260
Sprint Nextel Corp
5.24%, 6/28/2010 (b)	275	265
Telecom Italia Capital SA
4.00%, 11/15/2008	320	318
4.56%, 7/18/2011 (b)	240	230
Telefonica Emisiones SAU
5.23%, 6/19/2009 (b)	400	396
5.86%, 2/4/2013 (e)	575	596
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008	325	325
Verizon California Inc
6.70%, 9/1/2009	615	637

		5,934

Television (0.24%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	400	410
Univision Communications Inc
7.85%, 7/15/2011	325	310

		720

Tobacco (0.25%)
Reynolds American Inc
6.50%, 7/15/2010	400	415
5.69%, 6/15/2011 (b)	350	325

		740

Tools — Hand Held (0.19%)
Snap-On Inc
4.51%, 1/12/2010 (b)(c)	575	570

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Transport — Rail (0.14%)
Union Pacific Corp
5.45%, 1/31/2013	$400	$413

TOTAL BONDS		$257,697

SENIOR FLOATING RATE INTERESTS (1.00%)
Aerospace & Defense Equipment (0.07%)
Sequa Corp, Term Loan B
8.08%, 12/7/2014 (b)	225	214

Applications Software (0.18%)
Metavante Corp, Term Loan B
6.70%, 11/ 7/2014 (b)	550	525

Auto/Truck Parts & Equipment — Replacement (0.10%)
Allison Transmission Inc, Term Loan B
8.24%, 8/7/2014 (b)	348	304

Cellular Telecommunications (0.09%)
Alltel Holdings Corp, Term Loan B3
7.78%, 5/31/2015 (b)	299	272

Electric — Integrated (0.11%)
Texas Competitive Electric Holdings Company, Term Loan B2
6.58%, 10/29/2014 (b)	111	101
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (b)	249	227

		328

Publishing — Periodicals (0.13%)
Dex Media East LLC, Term Loan B
7.02%, 10/17/2014 (b)	415	403

Racetracks (0.10%)
Penn National Gaming Inc, Term Loan B
6.58%, 10/3/2012 (b)	297	289

Retail — Building Products (0.16%)
HD Supply Inc, Term Loan B
6.01%, 8/30/2012 (b)	480	475

Satellite Telecommunications (0.06%)
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (b)	185	175

TOTAL SENIOR FLOATING RATE INTERESTS		$2,985

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (20.52%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.98%)
5.50%, 12/1/2008	17	18
5.50%, 2/1/2009	40	41
5.50%, 3/1/2009	20	21
5.50%, 4/1/2009	45	46
6.50%, 4/1/2009	9	9
5.00%, 9/1/2009	59	60
9.00%, 9/1/2009	3	3
4.50%, 11/1/2009	102	102
4.50%, 12/1/2009	249	251
4.50%, 4/1/2010	156	156
4.50%, 9/1/2010	263	266
4.50%, 2/1/2011	106	107
4.50%, 4/1/2011	128	128
4.50%, 7/1/2011	145	146
4.50%, 11/1/2011	622	626
6.50%, 4/1/2015	8	8
6.50%, 12/1/2015	28	29
7.00%, 12/1/2022	161	172
7.50%, 12/1/2029	4	4
8.00%, 12/1/2011	1	1
5.99%, 12/1/2034 (b)	288	294
4.55%, 1/1/2035 (b)	348	353
6.04%, 6/1/2035 (b)	1,387	1,420
4.98%, 9/1/2035 (b)	498	498
4.99%, 9/1/2035 (b)	437	445
6.51%, 1/1/2037 (b)	698	724

		5,928

Federal National Mortgage Association (FNMA) (2.83%)
5.50%, 2/1/2009	119	121
5.50%, 5/1/2009	6	6
5.50%, 10/1/2009	70	72
4.50%, 12/1/2009	21	21
4.50%, 3/1/2010	185	187
4.00%, 5/1/2010	445	445
4.50%, 5/1/2010	71	72
4.00%, 6/1/2010	221	221
4.00%, 7/1/2010	314	314
4.00%, 8/1/2010	164	164
4.50%, 8/1/2011	347	348
8.50%, 5/1/2022	39	42
8.00%, 5/1/2027	7	8
6.00%, 7/1/2028	80	82

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
7.50%, 10/1/2029	$20	$21
6.30%, 12/1/2032 (b)	370	375
4.33%, 7/1/2034 (b)	659	668
5.98%, 7/1/2034 (b)	247	249
4.30%, 8/1/2034 (b)	368	374
4.40%, 9/1/2034 (b)	547	562
4.50%, 1/1/2035 (b)	542	552
6.34%, 1/1/2035 (b)	85	88
6.86%, 2/1/2035 (b)	102	105
4.55%, 4/1/2035 (b)	762	769
7.12%, 6/1/2035 (b)	125	128
4.98%, 10/1/2035 (b)	1,663	1,668
5.24%, 2/1/2037 (b)	790	813

		8,475

U.S. Treasury (15.71%)
4.13%, 8/15/2008 (h)	5,000	5,052
4.88%, 8/31/2008 (h)	3,000	3,045
4.88%, 1/31/2009 (h)	5,000	5,134
3.00%, 2/15/2009 (h)	13,000	13,112
4.88%, 8/15/2009 (h)	6,500	6,767
4.75%, 2/15/2010 (h)	5,000	5,257
3.88%, 5/15/2010 (h)	1,150	1,194
4.50%, 11/15/2010	500	530
4.50%, 4/30/2012 (h)	3,700	3,968
4.38%, 8/15/2012 (h)	1,350	1,446
4.25%, 8/15/2013 (h)	1,500	1,601

		47,106

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$61,509

SHORT TERM INVESTMENTS (0.61%)
Commercial Paper (0.61%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$1,832	$1,832

TOTAL SHORT TERM INVESTMENTS		$1,832

REPURCHASE AGREEMENTS (4.96%)
Finance — Investment Banker & Broker (1.04%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $3,138,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$3,114	$3,114

Money Center Banks (3.92%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $11,860,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	$11,768	$11,767

TOTAL REPURCHASE AGREEMENTS		$14,881

Total Investments		$338,904
Liabilities in Excess of Other Assets, Net — (13.06)%		(39,153)

TOTAL NET ASSETS - 100.00%		$299,751

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $32,483 or
10.84% of net assets.

(b)	Variable Rate

(c)	Security was purchased with the cash proceeds from securities loans.

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $9,849 or 3.29% of net assets.

(e)	Security purchased on a when-issued basis.

(f)	Non-Income Producing Security

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $202 or 0.07% of net assets.

(h)	Security or a portion of the security was on loan at the end of the period.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$4,087
Unrealized Depreciation	(8,982)

Net Unrealized Appreciation (Depreciation)	(4,895)
Cost for federal income tax purposes	343,799
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
US 2YR NOTE; March 2008	51	$10,749	$10,874	$125

US 5YR Note; March 2008	27	3,013	3,051	38
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
Short-Term Bond Fund
January 31, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	40.14%
Financial	21.10%
Government	15.88%
Asset Backed Securities	14.23%
Communications	4.42%
Consumer, Non-cyclical	4.24%
Utilities	3.27%
Energy	3.19%
Industrial	2.24%
Consumer, Cyclical	2.08%
Technology	1.19%
Basic Materials	0.92%
Diversified	0.16%
Liabilities in Excess of Other Assets, Net	(13.06%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.65%

Schedule of Investments
Short-Term Income Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (73.89%)
Aerospace & Defense Equipment (0.39%)
United Technologies Corp
4.38%, 5/1/2010	$2,000	$2,042

Agricultural Operations (1.59%)
Cargill Inc
5.20%, 1/22/2013 (a)	8,250	8,318

Asset Backed Securities (0.22%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011	1,133	1,131

Automobile Sequential (0.55%)
WFS Financial Owner Trust
3.93%, 2/17/2012	2,861	2,868

Casino Hotels (0.86%)
Harrah’s Operating Co Inc
5.50%, 7/1/2010	5,000	4,487

Commercial Services (0.67%)
PHH Corp
6.00%, 3/1/2008	3,500	3,506

Commercial Services — Finance (0.99%)
Western Union Co/The
5.40%, 11/17/2011	5,000	5,164

Diversified Financial Services (0.97%)
General Electric Capital Corp
5.72%, 8/22/2011	5,000	5,085

Electric — Integrated (2.48%)
Alabama Power Co
4.85%, 12/15/2012	2,500	2,559
Pacific Gas & Electric Co
3.60%, 3/1/2009	1,650	1,649
Texas-New Mexico Power Co
6.25%, 1/15/2009	2,750	2,805
Virginia Electric and Power Co
5.10%, 11/30/2012	5,750	5,934

		12,947

Federal & Federally Sponsored Credit (4.73%)
Federal Farm Credit Bank
3.45%, 1/11/2010	12,000	12,167
2.88%, 8/4/2010 (b)	12,500	12,507

		24,674

Fiduciary Banks (0.84%)
Bank of New York Mellon Corp/The
4.95%, 11/1/2012	4,250	4,357

Finance (0.02%)
Green Tree Financial Corp
7.70%, 9/15/2026	120	109

Finance — Commercial (0.49%)
Caterpillar Financial Services Corp
4.85%, 12/7/2012	2,500	2,557

Finance — Consumer Loans (2.37%)
John Deere Capital Corp
4.95%, 12/17/2012	8,250	8,500
SLM Corp
4.00%, 1/15/2009	4,000	3,864

		12,364

Finance — Investment Banker & Broker (0.50%)
Citigroup Inc
5.50%, 8/27/2012 (c)	2,500	2,604

Finance — Mortgage Loan/Banker (20.63%)
Countrywide Financial Corp
5.80%, 6/7/2012	5,000	4,449
Fannie Mae
4.00%, 9/2/2008	5,000	5,035
4.25%, 5/15/2009	8,250	8,417
4.75%, 11/19/2012 (c)	8,000	8,478
5.00%, 11/25/2035	3,218	3,292
Federal Home Loan Bank System
5.25%, 8/5/2009	16,500	17,131
4.63%, 10/10/2012	8,000	8,432
Freddie Mac
5.00%, 1/16/2009	5,000	5,114
4.75%, 11/3/2009	12,000	12,422
4.13%, 7/12/2010	1,000	1,030
5.25%, 7/18/2011	5,000	5,359
5.50%, 4/15/2027	9,946	10,229
4.25%, 6/15/2027	666	667
5.50%, 10/15/2027	8,605	8,848
4.50%, 5/15/2030	5,000	4,962
4.50%, 5/15/2032	1,212	1,211
Freddie Mac REMICS
6.00%, 6/15/2030	965	972
Ginnie Mae
4.50%, 8/20/2032	1,545	1,529

		107,577

Finance — Other Services (0.98%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)(d)	5,000	5,098

Food — Miscellaneous/Diversified (1.39%)
Kellogg Co
5.13%, 12/3/2012	7,000	7,230

Gas — Distribution (0.32%)
Sempra Energy
4.75%, 5/15/2009	1,650	1,671

Investment Management & Advisory Services (0.34%)
Nuveen Investments Inc
5.00%, 9/15/2010	2,000	1,800

Schedule of Investments
Short-Term Income Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — Biomedical/Gene (1.06%)
Amgen Inc
4.00%, 11/18/2009	$5,500	$5,540

Medical — Wholesale Drug Distribution (0.78%)
Cardinal Health Inc
6.25%, 7/15/2008	4,000	4,047

Mortgage Backed Securities (10.46%)
Banc of America Funding Corp
5.00%, 6/25/2035 (d)	5,000	4,966
5.75%, 3/25/2036	4,795	4,799
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	4,000	3,997
Chase Mortgage Finance Corp
5.50%, 5/25/2035	3,381	3,417
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 10/25/2035	9,761	9,869
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	1,640	1,640
GMAC Commercial Mortgage Securities Inc
7.15%, 12/15/2016 (a)(d)	3	3
GSR Mortgage Loan Trust
6.00%, 2/25/2035	2,559	2,599
6.00%, 6/25/2036	4,186	4,249
Lehman Mortgage Trust
5.75%, 4/25/2036	9,221	9,300
Residential Asset Securitization Trust
6.00%, 5/25/2036	4,631	4,668
Residential Funding Mortgage Securities
5.50%, 9/25/2036	5,000	5,010

		54,517

Multimedia (1.60%)
COX Enterprises Inc
4.38%, 5/1/2008 (a)	4,000	4,005
Walt Disney Co/The
4.70%, 12/1/2012	4,250	4,345

		8,350

Networking Products (0.85%)
Cisco Systems Inc
5.25%, 2/22/2011	4,250	4,422

Oil Company — Exploration & Production (1.81%)
Apache Corp
6.25%, 4/15/2012	8,750	9,419

Property & Casualty Insurance (0.87%)
Fidelity National Financial Inc
7.30%, 8/15/2011	4,250	4,529

Quarrying (0.84%)
Vulcan Materials Co
5.60%, 11/30/2012	4,250	4,375

Real Estate Operator & Developer (0.76%)
ERP Operating LP
5.50%, 10/1/2012	4,000	3,974

Regional Banks (1.58%)
Wells Fargo & Co
4.38%, 1/31/2013	8,250	8,248

Reinsurance (1.15%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008	6,000	6,011

REITS — Healthcare (1.02%)
Nationwide Health Properties Inc
6.50%, 7/15/2011	5,000	5,306

REITS — Single Tenant (0.76%)
CPG Partners LP
3.50%, 3/15/2009	4,000	3,947

Retail — Discount (0.10%)
Target Corp
5.13%, 1/15/2013	500	516

Retail — Drug Store (0.29%)
CVS Caremark Corp
4.00%, 9/15/2009	1,500	1,497

Savings & Loans — Thrifts (0.21%)
Washington Mutual Bank/Henderson NV
5.50%, 1/15/2013	1,200	1,113

Steel — Producers (1.64%)
Nucor Corp
5.00%, 12/1/2012	8,300	8,528

Telephone — Integrated (2.80%)
AT&T Inc
4.95%, 1/15/2013	4,250	4,352
Royal KPN NV
8.00%, 10/1/2010	9,500	10,244

		14,596

Television (0.55%)
Univision Communications Inc
7.85%, 7/15/2011	3,000	2,861

Textile — Home Furnishings (1.00%)
Mohawk Industries Inc
7.20%, 4/15/2012	4,750	5,214

Schedule of Investments
Short-Term Income Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Transport — Rail (1.59%)
Canadian National Railway Co
4.25%, 8/1/2009	$8,250	$8,313

Transport — Services (0.84%)
United Parcel Service Inc
4.50%, 1/15/2013	4,250	4,358

TOTAL BONDS		$385,270

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (18.78%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.17%)
9.50%, 8/1/2016	12	13
6.00%, 4/1/2017	273	282
6.00%, 5/1/2017	510	528
6.91%, ll/1/2021 (d)	34	35

		858

Federal National Mortgage Association (FNMA) (0.14%)
6.50%, 1/1/2012	147	153
6.50%, 1/1/2014	137	144
8.50%, 11/1/2017	23	24
6.74%, 1/1/2019 (d)	17	18
5.63%, 4/1/2019 (d)	9	9
10.00%, 5/1/2022	15	17
7.05%, 11/1/2022 (d)	4	4
6.39%, 11/1/2032 (d)	336	344
5.73%, 11/1/2035 (d)	35	35

		748

Government National Mortgage Association (GNMA) (0.04%)
11.00%, 2/15/2010	3	3
8.00%, 3/15/2012	4	4
11.00%, 10/15/2015	23	27
11.00%, 11/15/2015	7	8
11.00%, 11/15/2015	45	52
10.00%, 1/15/2019	84	100
10.00%, 2/15/2019	1	1
11.00%, 8/15/2020	10	12
9.00%, 4/20/2025	4	5

		212

U.S. Treasury (18.43%)
3.25%, 8/15/2008 (c)(e)	5,000	5,029
2.63%, 3/15/2009	6,000	6,031
4.88%, 5/15/2009 (c)	5,000	5,172
3.63%, 10/31/2009 (c)	35,000	35,889
3.13%, 11/30/2009 (c)	35,000	35,599
4.75%, 2/15/2010 (c)	3,000	3,154
3.88%, 10/31/2012 (c)	5,000	5,238

		96,112

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$97,930

SHORT TERM INVESTMENTS (6.71%)
Money Market Funds (6.71%)
BNY Institutional Cash Reserve Fund (f)	$34,978	$34,978

TOTAL SHORT TERM INVESTMENTS		$34,978

REPURCHASE AGREEMENTS (21.28%)
Finance — Investment Banker & Broker (4.08%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $21,426,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (f)	$21,266	$21,264

Money Center Banks (17.20%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $43,252,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (f)	42,916	42,913
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $24,089,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	23,390	23,387
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $24,089,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	23,390	23,388

		89,688

TOTAL REPURCHASE AGREEMENTS		$110,952

Total Investments		$629,130
Liabilities in Excess of Other Assets, Net — (20.66)%		(107,727)

TOTAL NET ASSETS - 100.00%		$521,403

Schedule of Investments
Short-Term Income Fund
January 31, 2008 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $17,424 or 3.34% of net assets.

(b)	Security purchased on a when-issued basis.

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Variable Rate

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $196 or 0.04% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$7,910
Unrealized Depreciation	(2,519)

Net Unrealized Appreciation (Depreciation)	5,391
Cost for federal income tax purposes	623,739
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
US 5YR Note; March 2008	200	$22,263	$22,600	$(337)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	41.69%
Government	36.86%
Mortgage Securities	16.89%
Consumer, Non-cyclical	6.48%
Communications	5.80%
Industrial	2.82%
Utilities	2.80%
Basic Materials	2.47%
Consumer, Cyclical	2.25%
Energy	1.81%
Asset Backed Securities	0.79%
Liabilities in Excess of Other Assets, Net	(20.66%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.33%

Schedule of Investments
SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.79%)
Advertising Services (0.36%)
inVentiv Health Inc (a)	31,926	$1,050

Aerospace & Defense (1.56%)
Esterline Technologies Corp (a)	38,269	1,783
Teledyne Technologies Inc (a)	35,497	1,833
TransDigm Group Inc (a)	23,010	952

		4,568

Aerospace & Defense Equipment (1.59%)
BE Aerospace Inc (a)	56,965	2,200
Moog Inc (a)	23,830	1,097
Triumph Group Inc	25,430	1,373

		4,670

Airlines (0.42%)
Allegiant Travel Co (a)(b)	22,342	699
Republic Airways Holdings Inc (a)	25,950	518

		1,217

Alternative Waste Tech (0.21%)
Calgon Carbon Corp (a)(b)	39,490	607

Apparel Manufacturers (0.12%)
G-III Apparel Group Ltd (a)	26,906	360

Applications Software (0.64%)
Progress Software Corp (a)	39,000	1,151
Verint Systems Inc (a)	38,828	719

		1,870

Auto/Truck Parts & Equipment — Original (0.30%)
American Axle & Manufacturing Holdings	40,640	884

Auto/Truck Parts & Equipment — Replacement (0.27%)
Aftermarket Technology Corp (a)	31,305	795

Beverages — Wine & Spirits (0.72%)
Central European Distribution Corp (a)(b)	39,900	2,098

Building — Heavy Construction (0.22%)
Granite Construction Inc	16,730	637

Building & Construction — Miscellaneous (0.32%)
Dycom Industries Inc (a)	39,084	923

Building & Construction Products — Miscellaneous (0.45%)
Interline Brands Inc (a)(b)	65,920	1,309

Building Products — Cement & Aggregate (0.45%)
Texas Industries Inc (b)	23,316	1,321

Building Products — Doors & Windows (0.13%)
Apogee Enterprises Inc	21,775	380

Chemicals — Diversified (1.04%)
FMC Corp	39,174	2,083
Rockwood Holdings Inc (a)	32,950	967

		3,050

Chemicals — Specialty (1.35%)
Arch Chemicals Inc (b)	52,211	1,758
OM Group Inc (a)(b)	38,266	2,196

		3,954

Collectibles (0.22%)
RC2 Corp (a)(b)	34,510	648

Commercial Banks (6.30%)
Alabama National Bancorporation (b)	9,670	757
Bancfirst Corp	8,892	400
Bank of Hawaii Corp	35,482	1,787
Central Pacific Financial Corp (b)	49,658	943
City Bank/Lynnwood WA (b)	18,906	414
City Holding Co	19,714	757
Columbia Banking System Inc	17,280	444
Community Bancorp/NV (a)(b)	17,969	300
Cullen/Frost Bankers Inc	35,742	1,946
East West Bancorp Inc (b)	57,362	1,380
First Community Bancorp Inc/CA (b)	6,625	235
First State Bancorporation/NM	15,621	196
Green Bankshares Inc	16,116	338
IBERIABANK Corp	9,418	484
Integra Bank Corp	32,370	481
Pacific Capital Bancorp NA	15,007	323
Pinnacle Financial Partners Inc (a)(b)	15,541	347
Preferred Bank/Los Angeles CA	30,982	683
Prosperity Bancshares Inc	36,197	1,041
S&T Bancorp Inc	17,920	557
Southwest Bancorp Inc/Stillwater OK	11,830	208
Sterling Bancshares Inc/TX (b)	56,510	567
Sterling Financial Corp/WA	54,758	974
SVB Financial Group (a)(b)	34,107	1,651
Texas Capital Bancshares Inc (a)	25,110	438
Trustmark Corp (b)	21,800	502
Vineyard National Bancorp — Warrants (a)(c) (d)(e)	2,369	—
West Coast Bancorp/OR	18,815	286

		18,439

Commercial Services (0.31%)
Steiner Leisure Ltd (a)	24,500	911

Commercial Services — Finance (0.74%)
Morningstar Inc (a)(b)	17,471	1,154
Wright Express Corp (a)	33,985	1,017

		2,171

Schedule of Investments
SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Aided Design (1.08%)
Ansys Inc (a)	51,760	$1,807
Aspen Technology Inc (a)	96,216	1,352

		3,159

Computer Services (1.56%)
Ciber Inc (a)	143,320	691
Manhattan Associates Inc (a)(b)	59,430	1,473
Ness Technologies Inc (a)	73,830	679
SI International Inc (a)	17,610	481
SYKES Enterprises Inc (a)	78,742	1,243

		4,567

Computer Software (0.19%)
Double-Take Software Inc (a)	36,350	563

Consulting Services (1.20%)
FTI Consulting Inc (a)(b)	23,410	1,295
Huron Consulting Group Inc (a)	30,922	2,221

		3,516

Consumer Products — Miscellaneous (0.99%)
CSS Industries Inc	17,240	503
Prestige Brands Holdings Inc (a)	59,220	443
Tupperware Brands Corp	52,570	1,945

		2,891

Cosmetics & Toiletries (0.53%)
Chattem Inc (a)(b)	20,310	1,558

Data Processing & Management (0.23%)
Commvault Systems Inc (a)	36,923	688

Diagnostic Equipment (0.58%)
Immucor Inc (a)	59,103	1,705

Diagnostic Kits (0.52%)
Meridian Bioscience Inc	48,551	1,525

Distribution & Wholesale (1.41%)
Tech Data Corp (a)	22,200	763
United Stationers Inc (a)	35,785	1,978
WESCO International Inc (a)	32,596	1,377

		4,118

Diversified Manufacturing Operations (0.61%)
Barnes Group Inc	29,800	794
Koppers Holdings Inc	29,873	1,000

		1,794

Diversified Operations & Commercial Services (0.25%)
Chemed Corp	14,330	734

Electric — Integrated (2.01%)
Allete Inc	62,190	2,394
Empire District Electric Co/The (b)	45,360	1,006
PNM Resources Inc	43,469	840
Portland General Electric Co	66,898	1,648

		5,888

Electric Products — Miscellaneous (0.65%)
GrafTech International Ltd (a)	126,804	1,908

Electronic Components — Semiconductors (1.17%)
Mellanox Technologies Ltd (a)	20,110	318
ON Semiconductor Corp (a)(b)	289,014	1,873
Zoran Corp (a)	104,740	1,236

		3,427

Electronic Design Automation (0.51%)
Ansoft Corp (a)(b)	34,452	732
Magma Design Automation Inc (a)(b)	66,247	755

		1,487

Electronic Measurement Instruments (0.56%)
Analogic Corp	27,760	1,640

Electronic Security Devices (0.14%)
LoJack Corp (a)	32,655	403

E-Marketing & Information (0.31%)
Digital River Inc (a)	23,850	894

Engineering — Research & Development Services (0.65%)
EMCOR Group Inc (a)	86,643	1,900

Enterprise Software & Services (1.95%)
Informatica Corp (a)(b)	113,130	2,185
JDA Software Group Inc (a)	68,040	1,210
Omnicell Inc (a)	44,160	1,108
SYNNEX Corp (a)(b)	56,200	1,197

		5,700

Fiduciary Banks (0.23%)
Boston Private Financial Holdings Inc	30,150	688

Finance — Investment Banker & Broker (0.61%)
Investment Technology Group Inc (a)	28,589	1,343
Stifel Financial Corp (a)(b)	10,270	445

		1,788

Finance — Leasing Company (0.44%)
Financial Federal Corp	46,292	1,113
Marlin Business Services Corp (a)	15,284	163

		1,276

Food — Miscellaneous/Diversified (0.78%)
Ralcorp Holdings Inc (a)	41,890	2,279

Schedule of Investments
SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Food — Wholesale & Distribution (0.50%)
Spartan Stores Inc	82,830	$1,456

Footwear & Related Apparel (0.84%)
Steven Madden Ltd (a)(b)	37,240	636
Wolverine World Wide Inc	71,540	1,810

		2,446

Gas — Distribution (1.02%)
Northwest Natural Gas Co	42,080	1,992
South Jersey Industries Inc	28,138	986

		2,978

Home Furnishings (0.43%)
Tempur-Pedic International Inc (b)	64,060	1,270

Hotels & Motels (0.17%)
Gaylord Entertainment Co (a)	16,959	495

Independent Power Producer (0.17%)
Ormat Technologies Inc (b)	11,180	486

Instruments — Controls (0.65%)
Mettler Toledo International Inc (a)	19,028	1,889

Instruments — Scientific (0.64%)
Dionex Corp (a)(b)	9,060	635
Varian Inc (a)	22,711	1,232

		1,867

Insurance Brokers (0.14%)
Hilb Rogal & Hobbs Co	11,450	414

Internet Application Software (1.16%)
DealerTrack Holdings Inc (a)(b)	21,130	570
RealNetworks Inc (a)(b)	190,130	1,108
S1 Corp (a)	119,380	676
Vocus Inc (a)(b)	35,830	1,054

		3,408

Internet Infrastructure Software (0.56%)
TIBCO Software Inc (a)	221,840	1,650

Internet Telephony (0.19%)
j2 Global Communications Inc (a)(b)	24,890	545

Intimate Apparel (0.66%)
Warnaco Group Inc/The (a)	53,620	1,924

Investment Companies (0.72%)
Ares Capital Corp (b)	103,751	1,450
Hercules Technology Growth Capital Inc (b)	31,340	365
TICC Capital Corp (b)	31,507	307

		2,122

Investment Management & Advisory Services (0.21%)
National Financial Partners Corp	17,290	624

Lasers — Systems & Components (0.17%)
Excel Technology Inc (a)	19,320	494

Leisure & Recreation Products (0.71%)
WMS Industries Inc (a)(b)	55,645	2,081

Life & Health Insurance (0.61%)
Delphi Financial Group Inc	56,484	1,772

Linen Supply & Related Items (0.30%)
Unifirst Corp/MA	21,195	866

Machinery — Construction & Mining (0.88%)
Astec Industries Inc (a)	33,550	1,036
Bucyrus International Inc (b)	16,710	1,549

		2,585

Machinery — General Industry (1.24%)
Gardner Denver Inc (a)	20,774	674
Middleby Corp (a)(b)	22,980	1,370
Wabtec Corp	46,292	1,592

		3,636

Machinery Tools & Related Products (0.91%)
Hardinge Inc	51,885	884
Kennametal Inc	58,140	1,781

		2,665

Medical — Biomedical/Gene (1.35%)
Applera Corp — Celera Group (a)(b)	109,510	1,678
Exelixis Inc (a)(b)	66,460	486
Incyte Corp (a)(b)	106,390	1,275
Integra LifeSciences Holdings Corp (a)(b)	12,110	504

		3,943

Medical — Drugs (1.49%)
Cubist Pharmaceuticals Inc (a)(b)	41,536	706
Indevus Pharmaceuticals Inc (a)	61,670	393
Sciele Pharma Inc (a)(b)	28,510	682
Viropharma Inc (a)(b)	127,280	1,128
XenoPort Inc (a)(b)	17,720	1,087
Zymogenetics Inc (a)(b)	37,800	381

		4,377

Medical — Generic Drugs (0.31%)
Par Pharmaceutical Cos Inc (a)(b)	47,760	916

Medical — HMO (0.77%)
Magellan Health Services Inc (a)	16,070	703
Sierra Health Services Inc (a)	35,963	1,546

		2,249

Schedule of Investments
SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical — Nursing Homes (0.10%)
Ensign Group Inc/The	29,106	$286

Medical — Outpatient & Home Medical Care (1.23%)
Air Methods Corp (a)(b)	9,700	445
Amedisys Inc (a)(b)	45,237	1,929
LHC Group Inc (a)(b)	19,260	444
Res-Care Inc (a)	34,650	775

		3,593

Medical Imaging Systems (0.34%)
IRIS International Inc (a)(b)	56,200	1,008

Medical Laboratory & Testing Service (0.87%)
Icon Plc ADR (a)	40,768	2,555

Medical Products (0.73%)
Accuray Inc (a)(b)	25,886	247
Zoll Medical Corp (a)	70,565	1,881

		2,128

Metal — Aluminum (0.21%)
Kaiser Aluminum Corp	9,800	627

Metal Processors & Fabrication (0.67%)
Dynamic Materials Corp (b)	12,164	652
Ladish Co Inc (a)(b)	24,820	881
RBC Bearings Inc (a)	14,420	431

		1,964

Miscellaneous Manufacturers (0.45%)
Aptargroup Inc	35,217	1,328

Multimedia (0.34%)
Belo Corp	59,320	985

Networking Products (1.32%)
Anixter International Inc (a)(b)	26,342	1,846
Polycom Inc (a)(b)	80,440	2,031

		3,877

Non-Ferrous Metals (0.58%)
RTI International Metals Inc (a)	30,610	1,691

Non-Hazardous Waste Disposal (0.48%)
Waste Connections Inc (a)	48,684	1,420

Oil — Field Services (1.15%)
Matrix Service Co (a)(b)	84,852	1,529
Superior Energy Services (a)	45,854	1,838

		3,367

Oil Company — Exploration & Production (3.57%)
Berry Petroleum Co	31,000	1,162
Mariner Energy Inc (a)	46,790	1,173
Penn Virginia Corp (b)	57,930	2,468
Petroquest Energy Inc (a)(b)	91,414	1,181
Rosetta Resources Inc (a)	43,414	761
St Mary Land & Exploration Co	65,830	2,319
Whiting Petroleum Corp (a)(b)	25,770	1,385

		10,449

Oil Field Machinery & Equipment (0.57%)
Dril-Quip Inc (a)	34,523	1,676

Oil Refining & Marketing (0.49%)
Alon USA Energy Inc (b)	20,020	364
Holly Corp	22,008	1,066

		1,430

Paper & Related Products (0.94%)
Buckeye Technologies Inc (a)	39,790	523
Rock-Tenn Co	77,990	2,230

		2,753

Pharmacy Services (0.39%)
HealthExtras Inc (a)(b)	41,760	1,155

Physician Practice Management (0.33%)
Pediatrix Medical Group Inc (a)	14,330	976

Power Converter & Supply Equipment (0.36%)
Advanced Energy Industries Inc (a)(b)	96,244	1,040

Printing — Commercial (0.53%)
Consolidated Graphics Inc (a)	30,731	1,546

Private Corrections (0.80%)
Cornell Cos Inc (a)(b)	40,884	818
Geo Group Inc/The (a)(b)	63,476	1,518

		2,336

Property & Casualty Insurance (2.37%)
American Physicians Capital Inc	23,936	989
Amtrust Financial Services Inc	32,468	510
CNA Surety Corp (a)	23,670	422
National Interstate Corp (b)	11,498	327
Navigators Group Inc (a)	16,480	951
Selective Insurance Group (b)	29,417	703
Tower Group Inc	41,920	1,225
United America Indemnity Ltd (a)	32,090	658
Zenith National Insurance Corp	29,065	1,157

		6,942

Recreational Centers (0.70%)
Life Time Fitness Inc (a)(b)	46,410	2,058

Reinsurance (1.11%)
Argo Group International Holdings Ltd (a)(b)	20,148	823

Schedule of Investments
SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Reinsurance (continued)
Aspen Insurance Holdings Ltd	41,780	$1,179
Max Capital Group Ltd	43,910	1,246

		3,248

REITS — Diversified (1.18%)
Entertainment Properties Trust	44,780	2,217
Investors Real Estate Trust (b)	37,090	364
Washington Real Estate Investment Trust (b)	28,240	888

		3,469

REITS — Healthcare (0.94%)
Senior Housing Properties Trust	123,010	2,754

REITS — Hotels (0.99%)
Ashford Hospitality Trust Inc	97,960	612
DiamondRock Hospitality Co	98,660	1,297
FelCor Lodging Trust Inc	72,380	978

		2,887

REITS — Mortgage (1.36%)
Anthracite Capital Inc (b)	57,090	429
Arbor Realty Trust Inc (b)	24,611	437
Deerfield Capital Corp (b)	138,939	1,110
Gramercy Capital Corp/New York (b)	59,203	1,371
MFA Mortgage Investments Inc	63,750	650

		3,997

REITS — Office Property (0.62%)
BioMed Realty Trust Inc	78,182	1,804

REITS — Shopping Centers (0.61%)
Inland Real Estate Corp	46,230	618
Kite Realty Group Trust	22,840	301
Saul Centers Inc	8,440	432
Urstadt Biddle Properties Inc	28,609	442

		1,793

Research & Development (1.08%)
Parexel International Corp (a)	35,800	1,948
PharmaNet Development Group Inc (a)(b)	30,070	1,226

		3,174

Resorts & Theme Parks (0.76%)
Vail Resorts Inc (a)(b)	46,935	2,222

Retail — Apparel & Shoe (2.20%)
Aeropostale Inc (a)	28,320	798
AnnTaylor Stores Corp (a)(b)	13,390	337
Brown Shoe Co Inc	50,000	860
Gymboree Corp (a)(b)	27,760	1,061
Men’s Wearhouse Inc	36,400	928
Phillips-Van Heusen Corp	37,070	1,562
Wet Seal Inc/The (a)(b)	294,141	897

		6,443

Retail — Appliances (0.12%)
Conn’s Inc (a)(b)	18,612	359

Retail — Automobile (0.10%)
Asbury Automotive Group Inc	21,480	305

Retail — Restaurants (0.56%)
AFC Enterprises (a)(b)	13,892	129
Jack in the Box Inc (a)	28,540	834
Sonic Corp (a)(b)	31,050	689

		1,652

Retail — Sporting Goods (0.42%)
Hibbett Sports Inc (a)(b)	66,236	1,231

Rubber — Tires (0.55%)
Cooper Tire & Rubber Co	94,090	1,606

Rubber & Plastic Products (0.11%)
Myers Industries Inc	27,832	327

Savings & Loans — Thrifts (0.60%)
FirstFed Financial Corp (a)(b)	30,020	1,259
WSFS Financial Corp	9,276	495

		1,754

Schools (0.53%)
DeVry Inc	20,460	1,129
INVESTools Inc (a)	31,370	429

		1,558

Seismic Data Collection (0.69%)
Dawson Geophysical Co (a)(b)	10,099	578
ION Geophysical Corp (a)	115,147	1,428

		2,006

Semiconductor Component — Integrated Circuits (1.34%)
Emulex Corp (a)	114,126	1,780
Power Integrations Inc (a)	41,550	1,059
Standard Microsystems Corp (a)	36,191	1,083

		3,922

Steel — Producers (0.43%)
Reliance Steel & Aluminum Co	25,342	1,247

Telecommunication Equipment (1.79%)
ADC Telecommunications Inc (a)	107,550	1,591
Arris Group Inc (a)(b)	161,274	1,418
Comtech Telecommunications Corp (a)(b)	46,747	2,094
CPI International Inc (a)	10,215	132

		5,235

Telecommunication Equipment — Fiber Optics (0.13%)
Oplink Communications Inc (a)(b)	30,780	393

Schedule of Investments
SmallCap Blend Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Telecommunication Services (1.29%)
Consolidated Communications Holdings Inc	60,500	$946
NeuStar Inc (a)(b)	40,837	1,213
Premiere Global Services Inc (a)(b)	132,470	1,615

		3,774

Telephone — Integrated (0.41%)
Alaska Communications Systems Group Inc	86,089	1,209

Television (0.41%)
Lin TV Corp (a)	34,610	452
Sinclair Broadcast Group Inc	82,099	739

		1,191

Textile — Apparel (0.35%)
Perry Ellis International Inc (a)	57,980	1,018

Therapeutics (1.69%)
BioMarin Pharmaceutical Inc (a)(b)	43,410	1,609
Isis Pharmaceuticals Inc (a)(b)	105,768	1,650
Medarex Inc (a)(b)	107,674	1,075
Progenies Pharmaceuticals Inc (a)(b)	37,630	615

		4,949

Tobacco (0.11%)
Alliance One International Inc (a)	88,780	335

Toys (0.77%)
Jakks Pacific Inc (a)(b)	67,862	1,599
Marvel Entertainment Inc (a)(b)	22,760	642

		2,241

Transactional Software (0.19%)
VeriFone Holdings Inc (a)(b)	27,820	544

Transport — Services (0.42%)
HUB Group Inc (a)	42,470	1,237

Transport — Truck (0.03%)
Old Dominion Freight Line Inc (a)(b)	3,389	99

Vitamins & Nutrition Products (0.12%)
USANA Health Sciences Inc (a)	8,090	351

Wire & Cable Products (0.25%)
Belden Inc	17,500	740

Wireless Equipment (0.63%)
EMS Technologies Inc (a)	30,530	839
RF Micro Devices Inc (a)(b)	121,486	393
Viasat Inc (a)	30,207	627

		1,859

X-Ray Equipment (0.70%)
Hologic Inc (a)	32,010	2,060

TOTAL COMMON STOCKS.		$289,299

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (15.01%)
Commercial Paper (2.15%)
Investment in Joint Trade Account; HSBC Funding 3.12%, 2/ 1/2008	$6,299	$6,299

Money Market Funds (12.86%)
BNY Institutional Cash Reserve Fund (f)	37,657	37,657

TOTAL SHORT TERM INVESTMENTS		$43,956

REPURCHASE AGREEMENTS (8.26%)
Finance — Investment Banker & Broker (8.26%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/3 1/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $24,363,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (f)	$24,181	$24,179

TOTAL REPURCHASE AGREEMENTS		$24,179

Total Investments		$357,434
Liabilities in Excess of Other Assets, Net — (22.06)%		(64,593)

TOTAL NET ASSETS - 100.00%		$292,841

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)	Security is Illiquid

(e)	Security exempt from registration under Rule I44A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$33,656
Unrealized Depreciation	(36,911)

Net Unrealized Appreciation (Depreciation)	(3,255)
Cost for federal income tax purposes	360,689
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
SmallCap Blend Fund
January 31, 2008 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	42.31%
Consumer, Non-cyclical	20.60%
Industrial	14.81%
Consumer, Cyclical	12.38%
Communications	8.90%
Technology	8.85%
Energy	6.47%
Basic Materials	4.55%
Utilities	3.19%
Liabilities in Excess of Other Assets, Net	(22.06%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SmallCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (97.98%)
Advertising Services (0.82%)
inVentiv Health Inc (a)	87,303	$2,871

Aerospace & Defense (1.97%)
Esterline Technologies Corp (a)	55,266	2,575
Teledyne Technologies Inc (a)	34,605	1,787
TransDigm Group Inc (a)	62,453	2,584

		6,946

Aerospace & Defense Equipment (2.06%)
AAR Corp (a)	76,258	2,247
BE Aerospace Inc (a)	62,540	2,415
Triumph Group Inc	48,043	2,594

		7,256

Airlines (0.64%)
Allegiant Travel Co (a)(b)	71,587	2,239

Alternative Waste Tech (0.73%)
Darling International Inc (a)(b)	220,000	2,552

Apparel Manufacturers (0.62%)
G-III Apparel Group Ltd (a)(b)	164,431	2,198

Beverages — Wine & Spirits (0.77%)
Central European Distribution Corp (a)(b)	51,311	2,697

Broadcasting Services & Programming (0.32%)
World Wrestling Entertainment Inc	76,039	1,139

Building & Construction — Miscellaneous (0.58%)
Dycom Industries Inc (a)	85,742	2,025

Building Products — Cement & Aggregate (0.45%)
Texas Industries Inc	27,807	1,576

Building Products — Doors & Windows (0.61%)
Apogee Enterprises Inc	122,883	2,144

Cellular Telecommunications (0.00%)
Syniverse Holdings Inc (a)	1	—

Chemicals — Plastics (0.09%)
Landec Corp (a)(b)	32,936	307

Chemicals — Specialty (0.31%)
Terra Industries Inc (a)	24,000	1,082

Collectibles (0.35%)
RC2 Corp (a)(b)	65,045	1,222

Commercial Banks (0.78%)
City Bank/Lynnwood WA (b)	47,404	1,038
Preferred Bank/Los Angeles CA	35,175	775
United Community Banks Inc/GA (b)	47,725	922

		2,735

Commercial Services (0.73%)
Steiner Leisure Ltd (a)	68,791	2,558

Commercial Services — Finance (1.46%)
Morningstar Inc (a)	37,902	2,503
Wright Express Corp (a)	88,108	2,638

		5,141

Computer Aided Design (1.65%)
Ansys Inc (a)	81,157	2,833
Aspen Technology Inc (a)	210,360	2,956

		5,789

Computer Graphics (0.25%)
Trident Microsystems Inc (a)(b)	173,839	874

Computer Services (1.24%)
SI International Inc (a)	82,064	2,243
Syntel Inc	71,091	2,106

		4,349

Computer Software (0.29%)
Omniture Inc (a)(b)	41,000	1,014

Computers — Integrated Systems (0.84%)
Micros Systems Inc (a)	48,065	2,960

Consulting Services (2.38%)
FTI Consulting Inc (a)(b)	47,206	2,611
Gartner Inc (a)(b)	132,883	1,973
Huron Consulting Group Inc (a)	52,735	3,788

		8,372

Consumer Products — Miscellaneous (0.99%)
Fossil Inc (a)(b)	27,000	917
Tupperware Brands Corp	69,000	2,553

		3,470

Cosmetics & Toiletries (0.65%)
Chattem Inc (a)(b)	29,817	2,288

Data Processing & Management (0.81%)
Commvault Systems Inc (a)	152,213	2,834

Decision Support Software (0.51%)
Interactive Intelligence Inc (a)(b)	108,545	1,778

Diagnostic Equipment (0.81%)
Immucor Inc (a)	99,064	2,857

Schedule of Investments
SmallCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Diagnostic Kits (0.87%)
Meridian Bioscience Inc	97,143	$3,051

Distribution & Wholesale (0.43%)
LKQ Corp (a)(b)	84,792	1,517

Diversified Manufacturing Operations (0.55%)
AZZ Inc (a)(b)	57,300	1,935

Diversified Operations & Commercial Services (0.77%)
Chemed Corp	52,579	2,694

Electronic Components — Semiconductors (1.36%)
Mellanox Technologies Ltd (a)	82,432	1,305
ON Semiconductor Corp (a)(b)	283,666	1,838
Zoran Corp (a)	140,378	1,657

		4,800

Electronic Design Automation (1.36%)
Ansoft Corp (a)(b)	100,253	2,130
Magma Design Automation Inc (a)(b)	232,641	2,652

		4,782

Electronic Measurement Instruments (0.25%)
Itron Inc (a)(b)	10,631	876

E-Marketing & Information (0.60%)
Digital River Inc (a)	55,925	2,097

Engineering — Research & Development Services (0.60%)
EMCOR Group Inc (a)	96,000	2,105

Enterprise Software & Services (1.94%)
Informatica Corp (a)(b)	190,669	3,682
Omnicell Inc (a)	124,748	3,129

		6,811

Finance — Investment Banker & Broker (0.71%)
Investment Technology Group Inc (a)(b)	53,500	2,513

Finance — Other Services (0.54%)
GFI Group Inc (a)	21,640	1,909

Food — Retail (0.26%)
Ruddick Corp	27,000	920

Footwear & Related Apparel (1.18%)
CROCS Inc (a)(b)	24,855	865
Steven Madden Ltd (a)(b)	67,478	1,152
Wolverine World Wide Inc	84,600	2,141

		4,158

Home Furnishings (0.49%)
Tempur-Pedic International Inc (b)	87,300	1,730

Hotels & Motels (0.41%)
Gaylord Entertainment Co (a)	49,717	1,451

Instruments — Scientific (0.82%)
Dionex Corp (a)(b)	17,000	1,191
Varian Inc (a)	31,000	1,682

		2,873

Insurance Brokers (0.21%)
Hilb Rogal & Hobbs Co	20,075	726

Internet Application Software (1.40%)
DealerTrack Holdings Inc (a)(b)	70,954	1,913
Vocus Inc (a)(b)	102,015	3,001

		4,914

Internet Telephony (0.66%)
j2 Global Communications Inc (a)(b)	106,136	2,325

Intimate Apparel (0.74%)
Warnaco Group Inc/The (a)(b)	72,345	2,597

Investment Companies (0.38%)
Ares Capital Corp (b)	94,643	1,323

Lasers — Systems & Components (1.45%)
Cymer Inc (a)(b)	67,892	1,834
Rofin-Sinar Technologies Inc (a)(b)	77,088	3,277

		5,111

Leisure & Recreation Products (0.64%)
WMS Industries Inc (a)(b)	60,416	2,260

Life & Health Insurance (0.33%)
Delphi Financial Group Inc	37,046	1,163

Machinery — Construction & Mining (1.59%)
Astec Industries Inc (a)(b)	87,331	2,696
Bucyrus International Inc (b)	31,206	2,893

		5,589

Machinery — General Industry (1.66%)
Gardner Denver Inc (a)(b)	10,492	340
Middleby Corp (a)(b)	41,547	2,477
Wabtec Corp	88,030	3,027

		5,844

Medical — Biomedical/Gene (3.72%)
Applera Corp — Celera Group (a)(b)	151,813	2,326
Exelixis Inc (a)(b)	202,151	1,480
Genomic Health Inc (a)(b)	94,643	1,986
Incyte Corp (a)(b)	230,171	2,757
Integra LifeSciences Holdings Corp (a)(b)	59,927	2,493
Lifecell Corp (a)(b)	52,162	2,061

		13,103

Schedule of Investments
SmallCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical — Drugs (2.61%)
Array Biopharma Inc (a)	89,000	$580
Cubist Pharmaceuticals Inc (a)(b)	98,071	1,666
Indevus Pharmaceuticals Inc (a)(b)	280,710	1,788
Sciele Pharma Inc (a)(b)	107,071	2,561
Viropharma Inc (a)(b)	228,184	2,022
XenoPort Inc (a)	9,000	552

		9,169

Medical — Outpatient & Home Medical Care (1.39%)
Amedisys Inc (a)(b)	68,766	2,931
LHC Group Inc (a)(b)	85,339	1,968

		4,899

Medical Imaging Systems (0.44%)
IRIS International Inc (a)(b)	86,039	1,544

Medical Information Systems (0.74%)
Phase Forward Inc (a)	150,392	2,594

Medical Laboratory & Testing Service (0.97%)
Icon Plc ADR (a)	54,638	3,425

Medical Products (1.24%)
Accuray Inc (a)(b)	167,299	1,593
Zoll Medical Corp (a)	104,140	2,776

		4,369

Metal — Aluminum (0.66%)
Kaiser Aluminum Corp	36,041	2,305

Metal Processors & Fabrication (2.35%)
Dynamic Materials Corp (b)	50,550	2,708
Haynes International Inc (a)(b)	29,827	1,318
Ladish Co Inc (a)(b)	62,624	2,223
RBC Bearings Inc (a)(b)	67,572	2,023

		8,272

Miscellaneous Manufacturers (0.38%)
Reddy Ice Holdings Inc (b)	59,760	1,340

Networking Products (1.85%)
Anixter International Inc (a)(b)	40,026	2,804
Foundry Networks Inc (a)	74,610	1,030
Polycom Inc (a)(b)	106,115	2,679

		6,513

Non-Ferrous Metals (0.54%)
Brush Engineered Materials Inc (a)(b)	7,500	215
RTI International Metals Inc (a)(b)	30,284	1,673

		1,888

Office Furnishings — Original (0.27%)
Knoll Inc	71,816	959

Oil — Field Services (1.18%)
Matrix Service Co (a)(b)	115,102	2,074
W-H Energy Services Inc (a)	42,828	2,084

		4,158

Oil Company — Exploration & Production (3.04%)
Arena Resources Inc (a)(b)	68,400	2,433
Petroquest Energy Inc (a)(b)	226,937	2,932
Rosetta Resources Inc (a)	145,311	2,547
St Mary Land & Exploration Co	78,797	2,776

		10,688

Oil Field Machinery & Equipment (0.75%)
Dril-Quip Inc (a)(b)	54,175	2,630

Oil Refining & Marketing (0.37%)
Alon USA Energy Inc (b)	72,273	1,315

Pharmacy Services (0.57%)
HealthExtras Inc (a)	72,127	1,994

Physician Practice Management (0.67%)
Pediatrix Medical Group Inc (a)	34,880	2,375

Power Converter & Supply Equipment (0.47%)
Advanced Energy Industries Inc (a)(b)	153,992	1,665

Precious Metals (0.47%)
Coeur d’Alene Mines Corp (a)(b)	365,480	1,670

Private Corrections (1.24%)
Cornell Cos Inc (a)	72,182	1,444
Geo Group Inc/The (a)(b)	121,510	2,906

		4,350

Property & Casualty Insurance (0.75%)
Amtrust Financial Services Inc	87,435	1,373
Zenith National Insurance Corp	31,978	1,273

		2,646

Recreational Centers (0.86%)
Life Time Fitness Inc (a)(b)	67,919	3,012

REITS — Apartments (0.55%)
Essex Property Trust Inc	18,641	1,931

REITS — Diversified (2.44%)
Digital Realty Trust Inc	94,716	3,384
DuPont Fabros Technology Inc	71,277	1,228
Entertainment Properties Trust	60,674	3,004
Washington Real Estate Investment Trust	31,000	975

		8,591

REITS — Hotels (0.52%)
Sunstone Hotel Investors Inc	108,983	1,814

Schedule of Investments
SmallCap Growth Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
REITS — Mortgage (0.22%)
Deerfield Capital Corp (b)	97,565	$780

REITS — Office Property (0.43%)
Kilroy Realty Corp	31,034	1,522

Research & Development (1.35%)
Parexel International Corp (a)(b)	62,664	3,410
PharmaNet Development Group Inc (a)(b)	33,300	1,357

		4,767

Respiratory Products (0.80%)
Respironics Inc (a)	43,234	2,832

Retail — Apparel & Shoe (2.36%)
Aeropostale Inc (a)	64,920	1,829
Gymboree Corp (a)(b)	62,699	2,397
Men’s Wearhouse Inc	55,986	1,427
Phillips-Van Heusen Corp	34,957	1,473
Stage Stores Inc	97,511	1,167

		8,293

Retail — Restaurants (0.39%)
Red Robin Gourmet Burgers Inc (a)(b)	39,000	1,360

Retail — Sporting Goods (0.48%)
Hibbett Sports Inc (a)(b)	91,434	1,700

Retail — Sunglasses (0.45%)
FGX International Holdings Ltd (a)(b)	158,527	1,601

Schools (1.97%)
DeVry Inc	84,127	4,643
INVESTools Inc (a)(b)	167,350	2,286

		6,929

Seismic Data Collection (1.08%)
Dawson Geophysical Co (a)(b)	24,507	1,404
ION Geophysical Corp (a)(b)	194,275	2,409

		3,813

Semiconductor Component — Integrated Circuits (1.24%)
Emulex Corp (a)	135,945	2,121
Micrel Inc	9,840	60
Power Integrations Inc (a)	86,039	2,192

		4,373

Semiconductor Equipment (0.56%)
ATMI Inc (a)	75,129	1,976

Telecommunication Equipment (0.78%)
CommScope Inc (a)(b)	62,077	2,753

Telecommunication Services (1.65%)
Cbeyond Inc (a)(b)	73,243	2,471
NeuStar Inc (a)(b)	78,543	2,334
NTELOS Holdings Corp	47,000	1,000

		5,805

Theaters (0.37%)
National CineMedia Inc	57,490	1,310

Therapeutics (2.17%)
BioMarin Pharmaceutical Inc (a)(b)	74,060	2,745
Isis Pharmaceuticals Inc (a)(b)	156,272	2,438
Medarex Inc (a)(b)	135,983	1,358
Progenies Pharmaceuticals Inc (a)(b)	67,741	1,107

		7,648

Toys (0.49%)
Marvel Entertainment Inc (a)(b)	60,831	1,715

Transactional Software (0.24%)
VeriFone Holdings Inc (a)(b)	44,006	861

Transport — Marine (0.40%)
Horizon Lines Inc (b)	74,950	1,408

Wire & Cable Products (1.20%)
Belden Inc	49,465	2,093
General Cable Corp (a)(b)	36,755	2,132

		4,225

Wireless Equipment (1.61%)
EMS Technologies Inc (a)	59,271	1,629
RF Micro Devices Inc (a)(b)	587,035	1,896
Viasat Inc (a)	102,370	2,126

		5,651

X-Ray Equipment (0.79%)
Hologic Inc (a)(b)	43,000	2,768

TOTAL COMMON STOCKS		$344,656

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (13.59%)
Commercial Paper (2.23%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/ 1/2008	$7,832	$7,832

Money Market Funds (11.36%)
BNY Institutional Cash Reserve Fund (c)	39,975	39,975

TOTAL SHORT TERM INVESTMENTS		$47,807

Schedule of Investments
SmallCap Growth Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (12.08%)
Finance — Investment Banker & Broker (12.07%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $42,783,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (c)	$42,464	$42,460

Money Center Banks (0.01%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $48,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	48	48

TOTAL REPURCHASE AGREEMENTS		$42,508

Total Investments		$434,971
Liabilities in Excess of Other Assets, Net — (23.65)%		(83,203)

TOTAL NET ASSETS - 100.00%		$351,768

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$37,172
Unrealized Depreciation	(50,907)

Net Unrealized Appreciation (Depreciation)	(13,735)
Cost for federal income tax purposes	448,706
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent
Financial	33.53%
Consumer, Non-cyclical	29.63%
Industrial	18.12%
Technology	13.02%
Consumer, Cyclical	11.18%
Communications	9.68%
Energy	6.43%
Basic Materials	2.06%
Liabilities in Excess of Other Assets, Net	(23.65%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (99.01%)
Advanced Materials & Products (0.25%)
Ceradyne Inc (a)	24,345	$1,172

Advertising Services (0.21%)
inVentiv Health Inc (a)	28,790	947

Aerospace & Defense (0.61%)
Esterline Technologies Corp (a)	26,066	1,214
Teledyne Technologies Inc (a)	31,281	1,615

		2,829

Aerospace & Defense Equipment (1.40%)
AAR Corp (a)	33,809	996
Curtiss-Wright Corp	39,636	1,653
GenCorp Inc (a)(b)	50,355	591
Kaman Corp	21,946	648
Moog Inc (a)	37,831	1,742
Triumph Group Inc	14,891	804

		6,434

Agricultural Operations (0.16%)
Andersons Inc/The	15,953	727

Airlines (0.35%)
Frontier Airlines Holdings Inc (a)(b)	32,657	98
Mesa Air Group Inc (a)	25,605	90
Skywest Inc	54,265	1,412

		1,600

Apparel Manufacturers (0.26%)
Kellwood Co (b)	23,017	460
Maidenform Brands Inc (a)(b)	16,787	208
Oxford Industries Inc (b)	12,449	283
Volcom Inc (a)(b)	13,021	263

		1,214

Applications Software (0.32%)
EPIQ Systems Inc (a)(b)	23,702	350
Progress Software Corp (a)	37,500	1,107

		1,457

Athletic Equipment (0.03%)
Nautilus Inc (b)	28,125	131

Athletic Footwear (0.09%)
K-Swiss Inc	23,850	433

Audio & Video Products (0.10%)
Audiovox Corp (a)	16,293	167
Universal Electronics Inc (a)	12,984	309

		476

Auto — Medium & Heavy Duty Trucks (0.07%)
ASV Inc (a)(b)	18,097	324

Auto — Truck Trailers (0.05%)
Wabash National Corp (b)	26,999	248

Auto Repair Centers (0.05%)
Midas Inc (a)	12,751	224

Auto/Truck Parts & Equipment — Original (0.14%)
Spartan Motors Inc (b)	29,072	261
Superior Industries International Inc (b)	20,633	376

		637

Auto/Truck Parts & Equipment — Replacement (0.02%)
Standard Motor Products Inc (b)	10,673	88

Batteries & Battery Systems (0.10%)
Greatbatch Inc (a)	20,032	452

Brewery (0.07%)
Boston Beer Co Inc (a)(b)	9,098	323

Building — Maintenance & Service (0.38%)
ABM Industries Inc	39,157	811
Healthcare Services Group	37,927	920

		1,731

Building — Mobile Home & Manufactured Housing (0.44%)
Champion Enterprises Inc (a)(b)	68,759	672
Coachmen Industries Inc	14,054	73
Fleetwood Enterprises Inc (a)(b)	57,265	268
Monaco Coach Corp (b)	26,720	272
Skyline Corp (b)	6,057	176
Winnebago Industries (b)	26,340	555

		2,016

Building — Residential & Commercial (0.17%)
M/I Homes Inc (b)	11,029	165
Meritage Homes Corp (a)(b)	23,394	375
Standard-Pacific Corp (b)	57,875	221

		761

Building & Construction — Miscellaneous (0.07%)
Insituform Technologies Inc (a)(b)	24,481	311

Building & Construction Products - Miscellaneous (0.48%)
Drew Industries Inc (b)	16,217	439
Gibraltar Industries Inc	26,635	352
NCI Building Systems Inc (a)(b)	17,892	515
Simpson Manufacturing Co Inc (b)	33,221	915

		2,221

Building Products — Air & Heating (0.46%)
Lennox International Inc	57,006	2,118

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Building Products — Cement & Aggregate (0.30%)
Texas Industries Inc (b)	24,375	$1,381

Building Products — Doors & Windows (0.10%)
Apogee Enterprises Inc	25,943	453

Building Products — Wood (0.13%)
Universal Forest Products Inc	16,941	613

Casino Hotels (0.06%)
Monarch Casino & Resort Inc (a)	12,590	269

Casino Services (0.07%)
Shuffle Master Inc (a)(b)	31,404	300

Chemicals — Diversified (0.05%)
Georgia Gulf Corp (b)	30,651	239

Chemicals — Plastics (0.22%)
PolyOne Corp (a)	82,958	511
Schulman A Inc	24,902	508

		1,019

Chemicals — Specialty (0.99%)
Arch Chemicals Inc	22,076	743
HB Fuller Co	53,509	1,111
OM Group Inc (a)	27,110	1,556
Omnova Solutions Inc (a)	37,858	173
Penford Corp (b)	9,909	222
Quaker Chemical Corp	9,026	181
Tronox Inc	36,930	270
Zep Inc	19,062	315

		4,571

Circuit Boards (0.18%)
Park Electrochemical Corp	18,124	429
TTM Technologies Inc (a)(b)	37,777	384

		813

Coal (0.78%)
Massey Energy Co	70,965	2,639
Patriot Coal Corp (a)	23,600	938

		3,577

Coffee (0.05%)
Peet’s Coffee & Tea Inc (a)(b)	11,135	244

Collectibles (0.07%)
RC2 Corp (a)	16,893	317

Commercial Banks (6.13%)
Alabama National Bancorporation (b)	15,095	1,181
Bank Mutual Corp (b)	46,875	576
Cascade Bancorp (b)	25,383	327
Central Pacific Financial Corp (b)	26,631	506
Columbia Banking System Inc	15,948	410
Community Bank System Inc	26,447	577
Corus Bankshares Inc (b)	29,038	369
East West Bancorp Inc (b)	56,175	1,352
First Bancorp/Puerto Rico (b)	67,604	646
First Commonwealth Financial Corp (b)	56,674	657
First Financial Bancorp (b)	27,312	318
First Midwest Bancorp Inc/IL (b)	43,302	1,351
Fremont General Corp (b)	61,743	204
Frontier Financial Corp (b)	37,065	755
Glacier Bancorp Inc	47,792	889
Hancock Holding Co (b)	22,025	914
Hanmi Financial Corp	35,174	303
Independent Bank Corp/MI	17,725	247
Irwin Financial Corp	16,740	192
Nara Bancorp Inc	19,413	236
PrivateBancorp Inc (b)	20,868	768
Prosperity Bancshares Inc	34,214	984
Provident Bankshares Corp	28,409	589
Signature Bank/New York NY (a)(b)	26,461	887
South Financial Group Inc/The	64,554	1,116
Sterling Bancorp/NY	15,868	227
Sterling Bancshares Inc/TX (b)	65,066	653
Sterling Financial Corp/WA	45,838	815
Susquehanna Bancshares Inc	76,003	1,613
Trustco Bank Corp NY (b)	67,133	691
UCBH Holdings Inc (b)	93,011	1,313
UMB Financial Corp (b)	32,337	1,362
Umpqua Holdings Corp (b)	53,422	876
United Bankshares Inc (b)	34,370	1,105
United Community Banks Inc/GA (b)	35,592	687
Whitney Holding Corp	60,339	1,620
Wilshire Bancorp Inc	15,685	124
Wintrust Financial Corp	20,871	794

		28,234

Commercial Services (0.64%)
Arbitron Inc	25,162	1,006
CPI Corp	4,724	96
HMS Holdings Corp (a)	19,304	610
Live Nation Inc (a)(b)	65,369	712
Pre-Paid Legal Services Inc (a)(b)	7,807	434
Startek Inc (a)(b)	10,113	87

		2,945

Commercial Services — Finance (0.56%)
Bankrate Inc (a)(b)	11,509	624
Coinstar Inc (a)(b)	24,920	766
Rewards Network Inc (a)	23,931	118

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Commercial Services — Finance (continued)
Wright Express Corp (a)	35,436	$1,061

		2,569

Communications Software (0.12%)
Captaris Inc (a)	23,748	80
Digi International Inc (a)	22,863	268
Smith Micro Software Inc (a)(b)	26,933	203

		551

Computer Aided Design (0.53%)
Ansys Inc (a)	69,768	2,436

Computer Services (1.06%)
CACI International Inc (a)	26,754	1,166
Ciber Inc (a)	48,389	233
Factset Research Systems Inc	38,141	2,133
Manhattan Associates Inc (a)	22,776	565
SI International Inc (a)	11,745	321
SYKES Enterprises Inc (a)	29,117	460

		4,878

Computer Software (0.49%)
Avid Technology Inc (a)(b)	31,108	806
Blackbaud Inc	39,439	1,091
Phoenix Technologies Ltd (a)	24,169	368

		2,265

Computers — Integrated Systems (0.94%)
Agilysys Inc	23,521	358
Catapult Communications Corp (a)	8,215	53
Mercury Computer Systems Inc (a)(b)	20,204	167
Micros Systems Inc (a)	36,535	2,250
MTS Systems Corp	15,761	530
Radiant Systems Inc (a)(b)	23,824	290
Radisys Corp (a)(b)	19,779	269
Stratasys Inc (a)(b)	18,711	413

		4,330

Computers — Memory Devices (0.08%)
Hutchinson Technology Inc (a)(b)	23,490	370

Computers — Peripheral Equipment (0.13%)
Synaptics Inc (a)(b)	22,868	606

Consulting Services (0.53%)
MAXIMUS Inc	16,466	581
Watson Wyatt Worldwide Inc	37,870	1,861

		2,442

Consumer Products — Miscellaneous (0.57%)
Central Garden and Pet Co — A Shares (a)(b)	64,016	318
Fossil Inc (a)	41,439	1,408
Russ Berrie & Co Inc (a)	14,899	215
Spectrum Brands Inc (a)(b)	36,380	171
WD-40 Co	15,021	507

		2,619

Containers — Paper & Plastic (0.02%)
Chesapeake Corp (b)	17,700	79

Cosmetics & Toiletries (0.28%)
Chattem Inc (a)(b)	16,920	1,298

Decision Support Software (0.12%)
SPSS Inc (a)	17,031	563

Diagnostic Equipment (0.39%)
Immucor Inc (a)	62,337	1,798

Diagnostic Kits (0.91%)
Idexx Laboratories Inc (a)	54,569	3,076
Meridian Bioscience Inc	35,541	1,116

		4,192

Disposable Medical Products (0.15%)
ICU Medical Inc (a)(b)	11,012	313
Merit Medical Systems Inc (a)(b)	24,336	391

		704

Distribution & Wholesale (1.74%)
Bell Microproducts Inc (a)(b)	27,100	142
Brightpoint Inc (a)	45,666	581
Building Materials Holding Corp (b)	26,182	178
LKQ Corp (a)	100,872	1,805
Owens & Minor Inc	36,394	1,504
Pool Corp (b)	42,338	1,043
Scansource Inc (a)(b)	23,055	730
United Stationers Inc (a)	22,291	1,232
Watsco Inc	21,933	809

		8,024

Diversified Manufacturing Operations (1.07%)
Acuity Brands Inc	37,651	1,713
AO Smith Corp	19,764	692
Barnes Group Inc	40,259	1,073
EnPro Industries Inc (a)(b)	19,263	578
Griffon Corp (a)(b)	23,449	256
Lydall Inc (a)	14,696	133
Standex International Corp	11,138	203
Tredegar Corp	20,724	287

		4,935

Diversified Minerals (0.11%)
AMCOL International Corp (b)	19,832	486

Diversified Operations & Commercial Services (0.39%)
Chemed Corp	21,325	1,092
Viad Corp	18,324	490

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Diversified Operations & Commercial Services (continued)
Volt Information Sciences Inc (a)	12,195	$228

		1,810

Drug Delivery Systems (0.06%)
Noven Pharmaceuticals Inc (a)(b)	21,882	294

E-Commerce — Products (0.20%)
Blue Nile Inc (a)(b)	14,305	790
Stamps.com Inc (a)	14,491	153

		943

E-Commerce — Services (0.02%)
Napster Inc (a)	41,175	75

Electric — Integrated (1.43%)
Allete Inc	23,074	888
Avista Corp	47,114	949
Central Vermont Public Service Corp	9,096	265
CH Energy Group Inc	12,081	466
Cleco Corp	53,480	1,383
El Paso Electric Co (a)	40,228	943
UIL Holdings Corp	22,423	766
Unisource Energy Corp	31,494	925

		6,585

Electric Products — Miscellaneous (0.13%)
Littelfuse Inc (a)	19,931	606

Electronic Components — Miscellaneous (1.19%)
Bel Fuse Inc	10,571	286
Benchmark Electronics Inc (a)	63,735	1,131
CTS Corp	31,373	333
Cubic Corp (b)	13,812	371
Daktronics Inc (b)	29,825	611
Methode Electronics Inc	33,838	410
Planar Systems Inc (a)(b)	15,738	89
Plexus Corp (a)	41,408	936
Rogers Corp (a)(b)	15,932	497
Technitrol Inc	36,436	826

		5,490

Electronic Components — Semiconductors (1.05%)
Actel Corp (a)	23,216	276
AMIS Holdings Inc (a)	58,139	425
Diodes Inc (a)(b)	27,854	645
DSP Group Inc (a)	28,899	331
Kopin Corp (a)	60,495	204
Microsemi Corp (a)(b)	68,900	1,565
Skyworks Solutions Inc (a)(b)	144,091	1,160
Supertax Inc (a)(b)	12,165	240

		4,846

Electronic Design Automation (0.07%)
Ansoft Corp (a)(b)	14,193	301

Electronic Measurement Instruments (2.16%)
Analogic Corp	11,904	703
FARO Technologies Inc (a)(b)	14,778	353
Flir Systems Inc (a)(b)	121,010	3,664
Itron Inc (a)(b)	27,277	2,248
Keithley Instruments Inc	12,598	132
Trimble Navigation Ltd (a)	108,100	2,859

		9,959

Electronic Security Devices (0.04%)
LoJack Corp (a)(b)	16,516	204

Energy — Alternate Sources (0.09%)
Headwaters Inc (a)(b)	37,757	426

Engineering — Research & Development Services (1.16%)
EMCOR Group Inc (a)	57,821	1,268
Shaw Group Inc/The (a)	72,297	4,085

		5,353

Engines — Internal Combustion (0.20%)
Briggs & Stratton Corp (b)	44,161	921

Enterprise Software & Services (1.32%)
Concur Technologies Inc (a)	38,156	1,338
Epicor Software Corp (a)(b)	52,077	575
Informatica Corp (a)	78,147	1,509
JDA Software Group Inc (a)	23,656	421
Mantech International Corp (a)	17,443	713
Omnicell Inc (a)	30,734	771
SYNNEX Corp (a)	14,873	317
Tyler Technologies Inc (a)(b)	31,178	417

		6,061

Entertainment Software (0.47%)
Take-Two Interactive Software Inc (a)(b)	65,987	1,085
THQ Inc (a)	58,876	1,060

		2,145

Environmental Consulting & Engineering (0.22%)
Tetra Tech Inc (a)(b)	52,099	1,026

E-Services — Consulting (0.26%)
Perficient Inc (a)(b)	27,358	380
Websense Inc (a)(b)	40,442	829

		1,209

Fiduciary Banks (0.17%)
Boston Private Financial Holdings Inc	33,356	762

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Filtration & Separation Products (0.36%)
Clarcor Inc	44,461	$1,668

Finance — Consumer Loans (0.20%)
Portfolio Recovery Associates Inc (b)	13,465	489
World Acceptance Corp (a)(b)	15,024	450

		939

Finance — Investment Banker & Broker (0.98%)
Investment Technology Group Inc (a)	39,087	1,836
LaBranche & Co Inc (a)(b)	48,227	275
optionsXpress Holdings Inc	39,292	1,066
Piper Jaffray Cos (a)	15,593	739
SWS Group Inc	20,024	307
TradeStation Group Inc (a)(b)	25,579	279

		4,502

Finance — Leasing Company (0.12%)
Financial Federal Corp	22,869	550

Financial Guarantee Insurance (0.02%)
Triad Guaranty Inc (a)(b)	11,037	77

Firearms & Ammunition (0.04%)
Sturm Ruger & Co Inc (a)(b)	20,319	182

Food — Baking (0.36%)
Flowers Foods Inc	69,740	1,674

Food — Canned (0.13%)
TreeHouse Foods Inc (a)(b)	27,810	580

Food — Miscellaneous/Diversified (0.66%)
Hain Celestial Group Inc (a)(b)	35,367	955
J&J Snack Foods Corp	12,506	313
Lance Inc	27,810	509
Ralcorp Holdings Inc (a)	22,882	1,245

		3,022

Food — Retail (0.13%)
Great Atlantic & Pacific Tea Co (a)(b)	20,431	610

Food — Wholesale & Distribution (0.58%)
Nash Finch Co (b)	12,056	430
Performance Food Group Co (a)	31,622	1,000
Spartan Stores Inc	19,498	343
United Natural Foods Inc (a)(b)	38,181	916

		2,689

Footwear & Related Apparel (1.47%)
CROCS Inc (a)(b)	73,490	2,557
Deckers Outdoor Corp (a)(b)	11,571	1,403
Iconix Brand Group Inc (a)(b)	50,725	1,054
Skechers U.S.A. Inc (a)	28,939	579
Wolverine World Wide Inc	46,573	1,179

		6,772

Forestry (0.11%)
Deltic Timber Corp	9,462	505

Gambling (Non-Hotel) (0.21%)
Pinnacle Entertainment Inc (a)(b)	53,322	973

Garden Products (0.38%)
Toro Co	35,386	1,746

Gas — Distribution (3.11%)
Atmos Energy Corp	79,988	2,297
Laclede Group Inc/The (b)	19,309	648
New Jersey Resources Corp	24,734	1,160
Northwest Natural Gas Co	23,575	1,116
Piedmont Natural Gas Co (b)	66,012	1,655
South Jersey Industries Inc	26,356	923
Southern Union Co	106,978	2,908
Southwest Gas Corp	37,997	1,085
UGI Corp	95,081	2,531

		14,323

Health Care Cost Containment (0.02%)
Hooper Holmes Inc (a)	61,170	88

Home Furnishings (0.28%)
Bassett Furniture Industries Inc (b)	10,522	137
Ethan Allen Interiors Inc (b)	26,529	821
La-Z-Boy Inc (b)	45,824	349

		1,307

Hotels & Motels (0.07%)
Marcus Corp	19,221	340

Housewares (0.09%)
Libbey Inc (b)	12,965	201
National Presto Industries Inc (b)	4,204	235

		436

Human Resources (0.71%)
Administaff Inc	20,975	630
AMN Healthcare Services Inc (a)	26,832	419
CDI Corp	12,140	236
Cross Country Healthcare Inc (a)	28,442	359
Gevity HR Inc	20,760	146
Heidrick & Struggles International Inc	15,721	432
On Assignment Inc (a)(b)	31,573	176
Spherion Corp (a)	49,900	333
TrueBlue Inc (a)(b)	39,172	559

		3,290

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Identification Systems — Development (0.50%)
Brady Corp	48,489	$1,473
Checkpoint Systems Inc (a)(b)	35,420	841

		2,314

Industrial Audio & Video Products (0.05%)
Sonic Solutions Inc (a)(b)	23,179	208

Industrial Automation & Robots (0.17%)
Cognex Corp	38,610	591
Gerber Scientific Inc (a)	20,898	184

		775

Instruments — Controls (0.62%)
Photon Dynamics Inc (a)	15,811	141
Watts Water Technologies Inc (b)	27,981	830
Woodward Governor Co	26,263	1,649
X-Rite Inc (a)(b)	26,080	255

		2,875

Instruments — Scientific (0.41%)
Dionex Corp (a)	16,625	1,165
FEI Co (a)(b)	32,341	733

		1,898

Insurance Brokers (0.26%)
Hilb Rogal & Hobbs Co	33,004	1,194

Internet Application Software (0.38%)
Cybersource Corp (a)	61,160	1,024
DealerTrack Holdings Inc (a)	26,512	715

		1,739

Internet Connectivity Services (0.03%)
PC-Tel Inc (a)	19,563	123

Internet Content — Information & News (0.14%)
Infospace Inc	29,646	282
Knot Inc/The (a)(b)	24,747	362

		644

Internet Security (0.30%)
Blue Coat Systems Inc (a)	33,876	910
Secure Computing Corp (a)(b)	50,649	454

		1,364

Internet Telephony (0.21%)
j2 Global Communications Inc (a)(b)	43,997	964

Lasers — Systems & Components (0.32%)
Cymer Inc (a)(b)	27,241	736
Electro Scientific Industries Inc (a)	24,788	407
Newport Corp (a)(b)	33,053	347

		1,490

Leisure & Recreation Products (0.33%)
Multimedia Games Inc (a)(b)	20,571	159
WMS Industries Inc (a)(b)	36,968	1,383

		1,542

Life & Health Insurance (0.34%)
Delphi Financial Group Inc	39,222	1,231
Presidential Life Corp	19,217	352

		1,583

Linen Supply & Related Items (0.31%)
Angelica Corp	8,707	151
G&K Services Inc	18,888	755
Unifirst Corp/MA	12,722	519

		1,425

Machinery — Construction & Mining (0.11%)
Astec Industries Inc (a)	17,091	528

Machinery — Electrical (0.50%)
Baldor Electric Co	40,901	1,238
Regal-Beloit Corp	28,608	1,085

		2,323

Machinery — Farm (0.14%)
Lindsay Corp (b)	10,477	639

Machinery — General Industry (0.99%)
Albany International Corp	23,419	820
Applied Industrial Technologies Inc	32,788	990
Gardner Denver Inc (a)	47,687	1,547
Intevac Inc (a)(b)	19,228	209
Robbins & Myers Inc	15,261	1,012

		4,578

Machinery — Material Handling (0.09%)
Cascade Corp	8,117	419

Medical — Biomedical/Gene (1.16%)
Arqule Inc (a)(b)	30,775	149
Cambrex Corp	25,837	245
CryoLife Inc (a)(b)	22,090	154
Enzo Biochem Inc (a)(b)	27,816	260
Integra LifeSciences Holdings Corp (a)(b)	16,447	684
Lifecell Corp (a)(b)	27,234	1,076
Martek Biosciences Corp (a)(b)	28,778	820
Regeneron Pharmaceuticals Inc (a)(b)	58,955	1,196
Savient Pharmaceuticals Inc (a)(b)	39,144	757

		5,341

Medical — Drugs (0.49%)
Bradley Pharmaceuticals Inc (a)	12,087	240
PharMerica Corp (a)	27,061	402
Salix Pharmaceuticals Ltd (a)(b)	42,414	295
Sciele Pharma Inc (a)(b)	31,772	760

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical — Drugs (continued)
Viropharma Inc (a)(b)	62,285	$552

		2,249

Medical — Generic Drugs (0.17%)
Alpharma Inc (a)(b)	38,901	798

Medical — HMO (1.15%)
AMERIGROUP Corp (a)	47,411	1,779
Centene Corp (a)	38,792	929
Molina Healthcare Inc (a)(b)	12,638	431
Sierra Health Services Inc (a)	50,081	2,152

		5,291

Medical — Hospitals (0.07%)
Medcath Corp (a)	12,132	302

Medical — Outpatient & Home Medical Care (0.70%)
Amedisys Inc (a)	23,374	996
Amsurg Corp (a)	27,699	714
Gentiva Health Services Inc (a)(b)	24,932	461
LHC Group Inc (a)(b)	12,841	296
Odyssey Healthcare Inc (a)	29,151	257
Res-Care Inc (a)	22,614	506

		3,230

Medical Information Systems (0.41%)
Allscripts Healthcare Solutions Inc (a)(b)	50,608	751
Phase Forward Inc (a)	37,693	650
Quality Systems Inc	15,604	474

		1,875

Medical Instruments (0.79%)
Arthrocare Corp (a)(b)	24,881	996
Conmed Corp (a)	25,499	620
Datascope Corp	11,542	374
Kensey Nash Corp (a)	10,922	296
Possis Medical Inc (a)	15,139	212
SurModics Inc (a)(b)	13,434	586
Symmetry Medical Inc (a)(b)	31,581	575

		3,659

Medical Laser Systems (0.13%)
Biolase Technology Inc (a)(b)	21,290	72
LCA- Vision Inc (b)	16,989	281
Palomar Medical Technologies Inc (a)(b)	16,306	235

		588

Medical Products (1.58%)
American Medical Systems Holdings Inc (a)(b)	64,380	920
Cooper Cos Inc/The	39,928	1,572
Cyberonics Inc (a)(b)	19,975	240
Haemonetics Corp (a)	22,648	1,355
Invacare Corp	28,499	694
Mentor Corp (b)	30,252	1,047
Osteotech Inc (a)	15,736	93
PSS World Medical Inc (a)(b)	57,661	997
Vital Signs Inc	7,098	344

		7,262

Metal — Aluminum (0.29%)
Century Aluminum Co (a)(b)	25,927	1,348

Metal Processors & Fabrication (0.82%)
Kaydon Corp	25,209	1,102
Mueller Industries Inc	33,005	924
Quanex Corp	33,142	1,737

		3,763

Metal Products — Distribution (0.09%)
AM Castle & Co	14,574	309
Lawson Products	3,721	118

		427

Miscellaneous Manufacturers (0.50%)
Aptargroup Inc	60,902	2,297

Multi-Line Insurance (0.14%)
United Fire & Casualty Co	19,716	658

Multimedia (0.03%)
4Kids Entertainment Inc (a)(b)	11,775	156

Networking Products (0.80%)
Adaptec Inc (a)(c)	107,904	336
Anixter International Inc (a)(b)	28,403	1,990
Black Box Corp	15,760	524
Netgear Inc (a)	31,347	836

		3,686

Non-Ferrous Metals (0.36%)
Brush Engineered Materials Inc (a)(b)	18,178	520
RTI International Metals Inc (a)	20,572	1,137

		1,657

Non-Hazardous Waste Disposal (0.38%)
Waste Connections Inc (a)	60,575	1,766

Office Furnishings — Original (0.17%)
Interface Inc	48,600	776

Office Supplies & Forms (0.02%)
Standard Register Co/The	11,249	109

Oil — Field Services (2.58%)
Basic Energy Services Inc (a)(b)	20,046	359
Helix Energy Solutions Group Inc (a)	81,398	3,009
Hornbeck Offshore Services Inc (a)(b)	20,545	795

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Oil — Field Services (continued)
Matrix Service Co (a)	23,708	$427
Oceaneering International Inc (a)	49,083	2,826
SEACOR Holdings Inc (a)	20,629	1,819
Superior Well Services Inc (a)(b)	14,020	273
Tetra Technologies Inc (a)	66,229	1,037
W-H Energy Services Inc (a)	27,350	1,331

		11,876

Oil & Gas Drilling (0.54%)
Atwood Oceanics Inc (a)	24,561	2,041
Pioneer Drilling Co (a)(b)	44,251	460

		2,501

Oil Company — Exploration & Production (2.58%)
Cabot Oil & Gas Corp	86,537	3,348
Penn Virginia Corp (b)	36,832	1,569
Petroleum Development Corp (a)	13,282	764
St Mary Land & Exploration Co	56,035	1,974
Stone Energy Corp (a)(b)	24,980	1,024
Swift Energy Co (a)	26,831	1,158
Unit Corp (a)	41,337	2,072

		11,909

Oil Field Machinery & Equipment (0.76%)
CARBO Ceramics Inc	18,115	622
Dril-Quip Inc (a)	24,154	1,172
Gulf Island Fabrication Inc (b)	9,730	244
Lufkin Industries Inc	13,107	693
NATCO Group Inc (a)	16,432	752

		3,483

Paper & Related Products (0.54%)
Buckeye Technologies Inc (a)	34,833	458
Caraustar Industries Inc (a)	26,259	78
Neenah Paper Inc	13,318	361
Rock-Tenn Co	29,794	852
Schweitzer-Mauduit International Inc	13,872	331
Wausau Paper Corp	45,227	405

		2,485

Pharmacy Services (0.20%)
HealthExtras Inc (a)	32,973	912

Physical Therapy & Rehabilitation Centers (0.07%)
RehabCare Group Inc (a)	15,407	323

Physician Practice Management (1.14%)
Healthways Inc (a)(b)	31,757	1,788
Matria Healthcare Inc (a)(b)	19,087	551
Pediatrix Medical Group Inc (a)	43,136	2,937

		5,276

Poultry (0.10%)
Sanderson Farms Inc (b)	13,642	459

Power Converter & Supply Equipment (0.17%)
Advanced Energy Industries Inc (a)	31,876	345
C&D Technologies Inc (a)(b)	22,874	135
Magnetek Inc (a)	26,958	102
Vicor Corp (b)	17,041	210

		792

Printing — Commercial (0.18%)
Bowne & Co Inc	23,789	293
Consolidated Graphics Inc (a)	10,774	542

		835

Property & Casualty Insurance (2.34%)
Infinity Property & Casualty Corp (b)	14,579	581
LandAmerica Financial Group Inc (b)	13,874	724
Navigators Group Inc (a)	11,869	685
Philadelphia Consolidated Holding Co (a)	51,943	1,860
ProAssurance Corp (a)	29,119	1,680
RLI Corp	17,229	972
Safety Insurance Group Inc	14,425	563
SCPIE Holdings Inc (a)	7,367	193
Selective Insurance Group	47,306	1,131
Stewart Information Services Corp	16,068	550
Tower Group Inc	17,982	525
Zenith National Insurance Corp	33,040	1,316

		10,780

Publicly Traded Investment Fund (2.94%)
iShares S&P SmallCap 600 Index Fund (b)	219,200	13,540

Radio (0.03%)
Radio One Inc (a)	72,309	116

Real Estate Operator & Developer (0.16%)
Forestar Real Estate Group Inc (a)	31,511	720

Recreational Vehicles (0.32%)
Arctic Cat Inc	10,717	99
Polaris Industries Inc (b)	31,192	1,355

		1,454

REITS — Apartments (0.73%)
Essex Property Trust Inc	22,444	2,326
Mid-America Apartment Communities Inc	22,796	1,044

		3,370

REITS — Diversified (0.83%)
Colonial Properties Trust (b)	41,921	1,033
Entertainment Properties Trust	25,029	1,239
Lexington Realty Trust (b)	56,747	848

Schedule of Investments SmallCap
S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
REITS — Diversified (continued)
PS Business Parks Inc	14,270	$717

		3,837

REITS — Healthcare (0.61%)
LTC Properties Inc	17,985	468
Medical Properties Trust Inc (b)	44,837	567
Senior Housing Properties Trust	79,043	1,770

		2,805

REITS — Hotels (0.24%)
DiamondRock Hospitality Co	84,428	1,110

REITS — Office Property (0.71%)
BioMed Realty Trust Inc	58,346	1,346
Kilroy Realty Corp	29,202	1,432
Parkway Properties Inc/MD	13,774	495

		3,273

REITS — Shopping Centers (0.61%)
Acadia Realty Trust	28,675	718
Inland Real Estate Corp	51,988	695
Kite Realty Group Trust	25,826	340
Tanger Factory Outlet Centers	27,911	1,049

		2,802

REITS — Single Tenant (0.32%)
National Retail Properties Inc	64,072	1,456

REITS — Storage (0.36%)
Extra Space Storage Inc	58,197	881
Sovran Self Storage Inc	19,301	765

		1,646

REITS — Warehouse & Industrial (0.19%)
EastGroup Properties Inc	21,222	878

Rental — Auto & Equipment (0.20%)
Aaron Rents Inc (b)	48,348	924

Research & Development (0.55%)
Kendle International Inc (a)(b)	11,458	486
Parexel International Corp (a)	24,768	1,347
PharmaNet Development Group Inc (a)(b)	16,848	687

		2,520

Respiratory Products (0.94%)
Respironics Inc (a)	66,000	4,324

Retail — Apparel & Shoe (1.90%)
Brown Shoe Co Inc	39,432	678
Cato Corp/The	27,823	456
Charlotte Russe Holding Inc (a)	22,253	401
Childrens Place Retail Stores Inc/The (a)(b)	20,996	389
Christopher & Banks Corp	31,567	403
Dress Barn Inc (a)	40,212	490
Finish Line	37,872	85
Genesco Inc (a)(b)	20,317	678
Gymboree Corp (a)	25,545	976
HOT Topic Inc (a)(b)	38,846	216
JOS A Bank Clothiers Inc (a)(b)	16,202	441
Men’s Wearhouse Inc	46,656	1,189
Quiksilver Inc (a)	109,605	1,045
Stage Stores Inc	36,903	442
Stein Mart Inc	23,018	147
Tween Brands Inc (a)(b)	21,974	704

		8,740

Retail — Auto Parts (0.09%)
PEP Boys-Manny Moe & Jack (b)	36,936	404

Retail — Automobile (0.28%)
Group 1 Automotive Inc (b)	20,301	537
Lithia Motors Inc (b)	14,240	218
Sonic Automotive Inc	27,736	556

		1,311

Retail — Bedding (0.07%)
Select Comfort Corp (a)(b)	41,732	328

Retail — Computer Equipment (0.16%)
Insight Enterprises Inc (a)	43,167	746

Retail — Convenience Store (0.25%)
Casey’s General Stores Inc	45,169	1,174

Retail — Discount (0.11%)
Fred’s Inc (b)	35,914	339
Tuesday Morning Corp (b)	26,592	160

		499

Retail — Drug Store (0.28%)
Longs Drug Stores Corp	28,241	1,299

Retail — Fabric Store (0.06%)
Jo-Ann Stores Inc (a)(b)	22,269	282

Retail — Gardening Products (0.25%)
Tractor Supply Co (a)(b)	29,876	1,151

Retail — Home Furnishings (0.04%)
Haverty Furniture Cos Inc (b)	19,459	199

Retail — Jewelry (0.23%)
Movado Group Inc	17,205	417
Zale Corp (a)(b)	39,754	652

		1,069

Schedule of Investments SmallCap
S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Retail — Leisure Products (0.06%)
MarineMax Inc (a)(b)	16,499	$255

Retail — Office Supplies (0.11%)
School Specialty Inc (a)(b)	15,690	509

Retail — Pawn Shops (0.24%)
Cash America International Inc	26,027	846
First Cash Financial Services Inc (a)	25,719	258

		1,104

Retail — Petroleum Products (0.15%)
World Fuel Services Corp	25,478	674

Retail — Restaurants (2.19%)
Buffalo Wild Wings Inc (a)(b)	13,644	343
California Pizza Kitchen Inc (a)	26,013	349
CEC Entertainment Inc (a)	26,217	612
CKE Restaurants Inc	48,735	639
Ihop Corp (b)	13,329	710
Jack in the Box Inc (a)	53,373	1,560
Landry’s Restaurants Inc (b)	11,081	227
O’Charleys Inc (b)	19,783	274
Panera Bread Co (a)(b)	28,761	1,087
Papa John’s International Inc (a)	18,413	466
PF Chang’s China Bistro Inc (a)(b)	23,172	659
Red Robin Gourmet Burgers Inc (a)	14,960	522
Ruth’s Chris Steak House (a)(b)	16,964	141
Sonic Corp (a)	54,169	1,202
Steak N Shake Co/The (a)(b)	25,300	221
Texas Roadhouse Inc (a)(b)	47,997	579
Triarc Cos Inc	56,221	523

		10,114

Retail — Sporting Goods (0.34%)
Big 5 Sporting Goods Corp	19,709	235
Cabela’s Inc (a)(b)	35,213	520
Hibbett Sports Inc (a)(b)	27,724	515
Zumiez Inc (a)(b)	16,026	308

		1,578

Retirement & Aged Care (0.25%)
Sunrise Senior Living Inc (a)(b)	39,923	1,146

Rubber & Plastic Products (0.06%)
Myers Industries Inc	25,081	295

Savings & Loans — Thrifts (0.78%)
Anchor Bancorp Wisconsin Inc	15,749	394
BankAtlantic Bancorp Inc	37,065	209
BankUnited Financial Corp (b)	27,939	166
Brookline Bancorp Inc	52,568	549
Dime Community Bancshares	22,493	338
Downey Financial Corp (b)	17,377	600
FirstFed Financial Corp (a)(b)	12,154	510
Flagstar Bancorp Inc (b)	32,767	270
Franklin Bank Corp/Houston TX (a)(b)	22,612	133
Guaranty Financial Group Inc (a)	31,511	438

		3,607

Schools (0.07%)
Universal Technical Institute Inc (a)(b)	20,910	311

Schools — Day Care (0.22%)
Bright Horizons Family Solutions Inc (a)(b)	23,415	997

Seismic Data Collection (0.20%)
ION Geophysical Corp (a)(b)	73,389	910

Semiconductor Component — Integrated Circuits (0.34%)
Exar Corp (a)(b)	43,248	355
Micrel Inc (b)	48,690	297
Pericom Semiconductor Corp (a)	23,102	313
Standard Microsystems Corp (a)	20,811	623

		1,588

Semiconductor Equipment (1.64%)
ATMI Inc (a)	30,045	790
Axcelis Technologies Inc (a)(b)	91,129	364
Brooks Automation Inc (a)(b)	63,152	776
Cabot Microelectronics Corp (a)(b)	21,399	740
Cohu Inc	20,496	306
Kulicke & Soffa Industries Inc (a)(b)	47,476	256
MKS Instruments Inc (a)	44,457	827
Photronics Inc (a)(b)	37,293	454
Rudolph Technologies Inc (a)(b)	25,992	266
Ultratech Inc (a)	20,705	197
Varian Semiconductor Equipment Associates Inc (a)	67,639	2,179
Veeco Instruments Inc (a)(b)	28,312	401

		7,556

Steel — Specialty (0.02%)
Material Sciences Corp (a)	11,142	72

Steel Pipe & Tube (0.28%)
Valmont Industries Inc	15,366	1,286

Storage & Warehousing (0.10%)
Mobile Mini Inc (a)(b)	30,716	467

Telecommunication Equipment (0.58%)
Applied Signal Technology Inc	11,018	147
Arris Group Inc (a)	122,076	1,073
Comtech Telecommunications Corp (a)(b)	21,418	960
Ditech Networks Inc (a)(b)	23,143	72

Schedule of Investments
SmallCap
S&P 600 Index Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Telecommunication Equipment (continued)
Network Equipment Technologies Inc (a)(b)	24,397	$182
Symmetricom Inc (a)(b)	40,594	177
Tollgrade Communications Inc (a)	11,817	72

		2,683

Telecommunication Equipment — Fiber Optics (0.20%)
Harmonic Inc (a)	83,150	908

Telephone — Integrated (0.06%)
General Communication Inc (a)	40,312	291

Therapeutics (0.02%)
Theragenics Corp (a)	29,652	115

Tobacco (0.06%)
Alliance One International Inc (a)	79,315	299

Toys (0.13%)
Jakks Pacific Inc (a)(b)	25,163	593

Transport — Marine (0.48%)
Kirby Corp (a)	47,661	2,191

Transport — Services (0.45%)
Bristow Group Inc (a)	21,174	1,066
HUB Group Inc (a)	34,566	1,007

		2,073

Transport — Truck (1.38%)
Arkansas Best Corp (b)	22,435	691
Forward Air Corp (b)	26,886	833
Heartland Express Inc (b)	50,983	829
Knight Transportation Inc (b)	51,700	887
Landstar System Inc	47,911	2,397
Old Dominion Freight Line Inc (a)(b)	25,255	736

		6,373

Veterinary Products (0.06%)
PetMed Express Inc (a)(b)	21,816	269

Vitamins & Nutrition Products (0.09%)
Mannatech Inc (b)	13,914	85
USANA Health Sciences Inc (a)(b)	7,476	324

		409

Water (0.11%)
American States Water Co	15,327	528

Web Portals (0.15%)
United Online Inc	60,313	674

Wire & Cable Products (0.37%)
Belden Inc	40,319	1,706
Wireless Equipment (0.20%)
Novatel Wireless Inc (a)(b)	28,520	456
Viasat Inc (a)	23,512	489

		945

TOTAL COMMON STOCKS		$456,280

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (13.44%)
Money Market Funds (13.44%)
BNY Institutional Cash Reserve Fund (d)	$61,962	$61,962

TOTAL SHORT TERM INVESTMENTS		$61,962

REPURCHASE AGREEMENTS (8.96%)
Finance — Investment Banker & Broker (5.99%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $27,796,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (d)	$27,589	$27,587

Money Center Banks (2.97%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $9,574,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (d)	9,500	9,499

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $2,163,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	2,100	2,099

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $2,163,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	2,100	2,100

		13,698

TOTAL REPURCHASE AGREEMENTS		$41,285

Total Investments		$559,527
Liabilities in Excess of Other Assets, Net -(21.41)%		(98,661)

TOTAL NET ASSETS - 100.00%		$460,866

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $94 or 0.02% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$61,400
Unrealized Depreciation	(81,383)

Net Unrealized Appreciation (Depreciation)	(19,983)
Cost for federal income tax purposes	579,510

All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)
Buy:
S&P SMCAP600 eMini;
March 2008	93	$3,660	$3,502	$(158)

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	38.63%
Industrial	19.58%
Consumer, Non-cyclical	18.19%
Consumer, Cyclical	14.34%
Technology	9.08%
Energy	7.52%
Utilities	4.65%
Communications	3.79%
Funds	2.94%
Basic Materials	2.69%
Liabilities in Excess of Other Assets, Net	(21.41%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	0.76%

Schedule of Investments
SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (93.44%)
Advertising Services (0.58%)
inVentiv Health Inc (a)(b)	84,630	$2,784

Aerospace & Defense (0.57%)
Esterline Technologies Corp (b)	58,760	2,738

Aerospace & Defense Equipment (1.72%)
BE Aerospace Inc (b)	67,570	2,609
Moog Inc (b)	64,530	2,971
Triumph Group Inc (a)	50,750	2,740

		8,320

Agricultural Chemicals (0.32%)
CF Industries Holdings Inc	14,330	1,532

Airlines (0.52%)
Republic Airways Holdings Inc (b)	126,820	2,531

Applications Software (1.05%)
Progress Software Corp (b)	93,070	2,747
Quest Software Inc (b)	157,030	2,348

		5,095

Auto/Truck Parts & Equipment — Original (0.55%)
American Axle & Manufacturing Holdings (a)	123,280	2,681

Auto/Truck Parts & Equipment — Replacement (0.59%)
Aftermarket Technology Corp (b)	113,147	2,875

Beverages — Wine & Spirits (0.49%)
Central European Distribution Corp (a)(b)	45,160	2,374

Broadcasting Services & Programming (0.60%)
World Wrestling Entertainment Inc	193,780	2,903

Building — Heavy Construction (0.65%)
Granite Construction Inc	82,750	3,150

Building — Mobile Home & Manufactured Housing (0.44%)
Champion Enterprises Inc (b)	219,170	2,141

Chemicals — Diversified (1.21%)
FMC Corp	51,030	2,713
Rockwood Holdings Inc (a)(b)	107,090	3,144

		5,857

Chemicals — Specialty (1.78%)
Arch Chemicals Inc (a)	71,930	2,422
HB Fuller Co	128,490	2,667
OM Group Inc (b)	61,710	3,541

		8,630

Coal (0.72%)
Massey Energy Co	93,320	3,470

Commercial Banks (8.28%)
AmericanWest Bancorp	64,730	789
Bancfirst Corp (a)	144,010	6,485
City Holding Co	166,864	6,411
Community Trust Bancorp Inc	129,101	3,732
FirstMerit Corp	108,440	2,426
Green Bankshares Inc (a)	93,001	1,948
Integra Bank Corp	215,030	3,193
Southwest Bancorp Inc/Stillwater OK	154,000	2,709
Sterling Bancshares Inc/TX	539,000	5,406
Sterling Financial Corp/WA	141,775	2,522
SVB Financial Group (b)	51,620	2,499
Trico Bancshares (a)	108,863	1,943

		40,063

Commercial Services (0.59%)
Steiner Leisure Ltd (a)(b)	76,800	2,856

Computer Services (0.64%)
Ness Technologies Inc (a)(b)	335,870	3,087

Distribution & Wholesale (0.43%)
LKQ Corp (a)(b)	116,020	2,076

Diversified Manufacturing Operations (1.87%)
AZZ Inc (a)(b)	95,220	3,216
Barnes Group Inc	117,840	3,140
Koppers Holdings Inc (a)	80,100	2,680

		9,036

Diversified Operations & Commercial Services (0.54%)
Chemed Corp	50,880	2,607

Electric — Integrated (2.70%)
Empire District Electric Co/The (a)	131,200	2,909
Portland General Electric Co	156,392	3,853
UIL Holdings Corp	99,840	3,410
Westar Energy Inc	119,380	2,908

		13,080

Electric Products — Miscellaneous (0.56%)
GrafTech International Ltd (b)	179,180	2,697

Electronic Components — Miscellaneous (1.46%)
Daktronics Inc	123,290	2,526
Methode Electronics Inc	163,890	1,986
Plexus Corp (b)	113,710	2,569

		7,081

Electronic Design Automation (0.59%)
Magma Design Automation Inc (a)(b)	249,200	2,841

Schedule of Investments
SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Electronic Measurement Instruments (0.61%)
Analogic Corp	50,320	$2,972

Electronic Security Devices (0.57%)
LoJack Corp (b)	225,150	2,778

Engineering — Research & Development Services (0.58%)
EMCOR Group Inc (b)	127,460	2,795

Enterprise Software & Services (2.31%)
JDA Software Group Inc (b)	145,480	2,588
Lawson Software Inc (a)(b)	268,570	2,334
Mantech International Corp (a)(b)	76,967	3,148
SYNNEX Corp (a)(b)	146,900	3,129

		11,199

Fiduciary Banks (0.69%)
Boston Private Financial Holdings Inc	146,580	3,346

Finance — Investment Banker & Broker (1.05%)
Investment Technology Group Inc (b)	48,300	2,269
Stifel Financial Corp (a)(b)	65,310	2,831

		5,100

Food — Miscellaneous/Diversified (0.63%)
Ralcorp Holdings Inc (a)(b)	55,570	3,024

Food — Wholesale & Distribution (0.49%)
Spartan Stores Inc	133,560	2,348

Gas — Distribution (2.71%)
Nicor Inc	82,640	3,388
Northwest Natural Gas Co	78,200	3,702
South Jersey Industries Inc	102,310	3,584
Southwest Gas Corp	85,050	2,428

		13,102

Human Resources (0.52%)
Cross Country Healthcare Inc (a)(b)	197,750	2,498

Instruments — Scientific (0.60%)
Varian Inc (b)	53,830	2,920

Internet Application Software (0.66%)
RealNetworks Inc (a)(b)	548,030	3,195

Internet Infrastructure Software (0.54%)
TIBCO Software Inc (a)(b)	354,110	2,635

Intimate Apparel (0.67%)
Warnaco Group Inc/The (b)	89,980	3,229

Lasers — Systems & Components (0.45%)
Cymer Inc (a)(b)	81,200	2,193

Leisure & Recreation Products (0.63%)
WMS Industries Inc (a)(b)	81,995	3,067

Life & Health Insurance (1.23%)
FBL Financial Group Inc	67,380	2,220
Protective Life Corp	94,490	3,755

		5,975

Linen Supply & Related Items (0.53%)
Unifirst Corp/MA	63,280	2,584

Machinery — Electrical (0.42%)
Regal-Beloit Corp	53,070	2,012

Machinery Tools & Related Products (0.45%)
Hardinge Inc (a)	128,750	2,195

Medical — Biomedical/Gene (1.62%)
Applera Corp — Celera Group (a)(b)	177,840	2,724
Incyte Corp (a)(b)	289,502	3,468
Lifecell Corp (a)(b)	42,210	1,668

		7,860

Medical — Drugs (1.05%)
Sciele Pharma Inc (a)(b)	103,230	2,469
Viropharma Inc (a)(b)	293,080	2,597

		5,066

Medical — HMO (0.48%)
Magellan Health Services Inc (b)	53,510	2,341

Medical — Outpatient & Home Medical Care (0.58%)
LHC Group Inc (a)(b)	121,140	2,794

Medical Products (0.74%)
Zoll Medical Corp (a)(b)	134,770	3,593

Miscellaneous Manufacturers (0.53%)
Aptargroup Inc	68,300	2,576

Multi-Line Insurance (0.82%)
United Fire & Casualty Co	118,660	3,961

Multimedia (0.68%)
Belo Corp	197,570	3,282

Non-Hazardous Waste Disposal (0.48%)
Waste Connections Inc (b)	80,020	2,333

Oil — Field Services (1.55%)
Hornbeck Offshore Services Inc (a)(b)	70,030	2,709
Newpark Resources (a)(b)	518,900	2,527
Oil States International Inc (b)	63,900	2,240

		7,476

Schedule of Investments
SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Oil & Gas Drilling (0.42%)
Atwood Oceanics Inc (a)(b)	24,610	$2,045

Oil Company — Exploration & Production (3.67%)
Berry Petroleum Co	79,460	2,977
Mariner Energy Inc (a)(b)	136,480	3,420
Penn Virginia Corp (a)	86,460	3,684
Petroquest Energy Inc (a)(b)	191,770	2,478
St Mary Land & Exploration Co	80,040	2,820
Whiting Petroleum Corp (b)	44,740	2,404

		17,783

Oil Refining & Marketing (0.48%)
Holly Corp	48,060	2,327

Paper & Related Products (1.35%)
Rock-Tenn Co	135,070	3,861
Schweitzer-Mauduit International Inc (a)	111,653	2,662

		6,523

Poultry (0.47%)
Pilgrim’s Pride Corp (a)	92,110	2,250

Printing — Commercial (0.59%)
Consolidated Graphics Inc (a)(b)	45,149	2,271
Valassis Communications Inc (a)(b)	59,098	565

		2,836

Private Corrections (0.58%)
Cornell Cos Inc (a)(b)	141,070	2,821

Property & Casualty Insurance (6.17%)
American Physicians Capital Inc	115,925	4,790
Darwin Professional Underwriters Inc (a)(b)	154,935	3,437
First Mercury Financial Corp (a)(b)	122,734	2,345
Harleysville Group Inc (a)	118,130	4,211
Navigators Group Inc (b)	91,780	5,299
United America Indemnity Ltd (b)	257,930	5,290
Zenith National Insurance Corp	113,190	4,507

		29,879

Publicly Traded Investment Fund (0.81%)
iShares Russell 2000 Value Index Fund (a)	57,980	3,926

Reinsurance (1.55%)
Argo Group International Holdings Ltd (a)(b)	117,826	4,812
IPC Holdings Ltd	103,950	2,675

		7,487

REITS — Diversified (1.19%)
Entertainment Properties Trust	116,233	5,754

REITS — Healthcare (1.67%)
Nationwide Health Properties Inc (a)	150,250	4,742
Senior Housing Properties Trust	149,750	3,353

		8,095

REITS — Hotels (0.49%)
LaSalle Hotel Properties	87,140	2,389

REITS — Mortgage (1.00%)
Deerfield Capital Corp (a)	292,322	2,336
Gramercy Capital Corp/New York (a)	107,320	2,484

		4,820

REITS — Office Property (0.75%)
Highwoods Properties Inc (a)	121,480	3,636

REITS — Regional Malls (0.64%)
Taubman Centers Inc	62,060	3,112

REITS — Shopping Centers (2.08%)
Inland Real Estate Corp	413,070	5,527
Urstadt Biddle Properties Inc	294,759	4,551

		10,078

REITS — Single Tenant (0.92%)
Agree Realty Corp	113,060	3,338
Realty Income Corp	44,830	1,093

		4,431

Retail — Apparel & Shoe (0.50%)
Dress Barn Inc (a)(b)	200,330	2,442

Retail — Automobile (0.52%)
Sonic Automotive Inc	125,540	2,517

Retail — Gardening Products (0.51%)
Tractor Supply Co (a)(b)	64,420	2,483

Retail — Restaurants (1.92%)
California Pizza Kitchen Inc (a)(b)	158,550	2,130
Landry’s Restaurants Inc (a)	121,850	2,499
Red Robin Gourmet Burgers Inc (b)	60,470	2,109
Texas Roadhouse Inc (a)(b)	212,920	2,570

		9,308

Retail — Sporting Goods (0.32%)
Hibbett Sports Inc (b)	82,585	1,535

Rubber — Tires (0.60%)
Cooper Tire & Rubber Co	169,700	2,897

Savings & Loans — Thrifts (0.53%)
WSFS Financial Corp	48,262	2,572

Semiconductor Component — Integrated Circuits (1.58%)
Emulex Corp (b)	193,350	3,016
Pericom Semiconductor Corp (b)	149,136	2,022

Schedule of Investments
SmallCap Value Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Semiconductor Component — Integrated
Circuits (continued)
Standard Microsystems Corp (b)	87,330	$2,613

		7,651

Semiconductor Equipment (0.55%)
Brooks Automation Inc (a)(b)	215,380	2,647

Steel — Producers (0.53%)
Schnitzer Steel Industries Inc (a)	45,430	2,574

Telecommunication Equipment (0.87%)
ADC Telecommunications Inc (b)	141,410	2,091
Comtech Telecommunications Corp (a)(b)	46,955	2,104

		4,195

Telecommunication Equipment — Fiber Optics (0.42%)
Oplink Communications Inc (a)(b)	159,840	2,041

Telecommunication Services (0.32%)
Harris Stratex Networks Inc (a)(b)	140,410	1,529

Telephone — Integrated (0.74%)
Alaska Communications Systems Group Inc	255,970	3,594

Television (0.60%)
Lin TV Corp (a)(b)	220,880	2,883

Textile — Apparel (0.50%)
Perry Ellis International Inc (a)(b)	136,660	2,398

Therapeutics (0.30%)
Isis Pharmaceuticals Inc (a)(b)	93,010	1,451

Transport — Marine (0.66%)
Eagle Bulk Shipping Inc (a)	129,190	3,194

Transport — Services (0.49%)
HUB Group Inc (b)	81,810	2,383

Transport — Truck (0.72%)
Old Dominion Freight Line Inc (a)(b)	118,870	3,465

Wire & Cable Products (0.59%)
Superior Essex Inc (b)	118,990	2,862

Wireless Equipment (0.52%)
EMS Technologies Inc (a)(b)	90,740	2,494

TOTAL COMMON STOCKS		$452,261

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (4.40%)
Commercial Paper (4.40%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/ 1/2008	$21,296	$21,296

TOTAL SHORT TERM INVESTMENTS		$21,296

REPURCHASE AGREEMENTS (19.03%)
Finance — Investment Banker & Broker (12.70%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $61,971,000; 0.00% - 6.38%; dated 05/16/08 - 01/1 1/27) (c)	$61,508	$61,503

Money Center Banks (6.33%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $20,894,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (c)	20,732	20,730
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $10,202,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	9,906	9,905

		30,635

TOTAL REPURCHASE AGREEMENTS		$92,138

Total Investments		$565,695
Liabilities in Excess of Other Assets, Net -(16.87)%		(81,664)

TOTAL NET ASSETS - 100.00%		$484,031

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$18,644
Unrealized Depreciation	(65,996)

Net Unrealized Appreciation (Depreciation)	(47,352)
Cost for federal income tax purposes	613,047
All dollar amounts are shown in thousands (000’s)

Schedule of Investments
SmallCap Value Fund
January 31, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent
Financial	52.50%
Industrial	13.99%
Consumer, Non-cyclical	9.65%
Consumer, Cyclical	9.25%
Energy	6.84%
Technology	6.72%
Communications	6.51%
Utilities	5.41%
Basic Materials	5.19%
Exchange Traded Funds	0.81%
Liabilities in Excess of Other Assets, Net	(16.87%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Tax-Exempt Bond Fund I
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (105.50%)
Alabama (1.58%)
Birmingham Baptist Medical Centers Special Care Facilities Financing Authority
5.00%, 11/15/2030	$1,000	$909
Montgomery County Public Facilities Authority/AL MBIA
5.00%, 3/1/2031	2,000	2,061
University of Alabama/ AL AMBAC
5.00%, 9/1/2036 (a)	1,760	1,770

		4,740

Alaska (3.48%)
City of Anchorage AK
6.38%, 1/1/2020	2,000	2,181
City of Anchorage AK MBIA
6.50%, 12/1/2013	1,235	1,464
Northern TOB Securitization Corp/AK
4.63%, 6/1/2023	980	929
5.00%, 611/2046	1,000	840
State of Alaska AMBAC
5.25%, 10/1/2027	4,500	4,999

		10,413

Arizona (1.94%)
Arizona State University/AZ AMBAC
5.25%, 9/1/2024	1,500	1,581
Goodyear McDowell Road Commercial Corridor Agency AMBAC
5.25%, 1/1/2032	750	764
Maricopa County AZ
5.00%, 41/1/2035	1,000	930
Pima County Industrial Development Authority Education Revenue
5.75%, 7/1/2036	100	93
6.55%, 12/1/2037	300	292
Pima County Industrial Development Authority Education Revenue Choice Education and Development Corp
6.25%, 61/1/2026	160	161
Pima County Industrial Development Authority Education Revenue Paragon Management Inc
6.00%, 6/1/2036	160	149
Salt Verde Financial Corp
5.25%, 12/1/2020	400	416
University Medical Center Corp/AZ
5.00%, 7/1/2035	1,500	1,431

		5,817

California (11.80%)
California Health Facilities Financing Authority/CA
5.00%, 41/1/2037	1,000	983
California State Department of Water Resources MBIA
5.25%, 5/1/2020	6,000	6,701
California State Public Works Board
5.00%, 4/1/2030	1,175	1,152
California Statewide Communities Development Authority
5.00%, 3/1/2035	1,000	970
Clovis Public Financing Authority MBIA
5.25%, 8/1/2030	2,000	2,056
East Side Union High School District — Santa Clara County/CA MBIA
5.10%, 2/1/2019	1,000	1,092
Foothill Eastern Transportation Corridor Agency/CA MBIA
0.00%, 1/15/2018 (b)	2,000	1,217
Fremont Unified School District/Alameda County CA FGIC
5.00%, 8/1/2025	1,000	1,042
Golden State Tobacco Securitization Corp/CA
5.00%, 6/1/2033	2,000	1,755
5.00%, 61/1/2045	1,000	961
5.13%, 6/1/2047	1,000	864
Hesperia Public Financing Authority/CA XLCA
5.00%, 9/1/2031	1,000	993
Independent Cities Lease Finance Authority Mobile Home Park Revenue Millenium Housing Corp
5.85%, 5/15/2041	100	91
Jurupa Unified School District FGIC
5.13%, 8/1/2022	2,700	2,849
Los Angeles Regional Airports Improvement Corporation Lease Revenue
7.50%, 12/1/2024	100	105
Placentia-Yorba Linda Unified School District/CA FGIC
5.00%, 10/1/2030	2,000	2,028
Quechan Indian Tribe
7.00%, 12/1/2027	300	299
Rancho Mirage Joint Powers Financing Authority/CA
5.00%, 7/1/2047 (c)	1,000	968
San Diego Redevelopment Agency/CA XLCA
5.00%, 9/1/2023	1,775	1,811
San Joaquin Hills Transportation Corridor Agency/CA MBIA
0.00%, 1/15/2034 (b)	7,000	1,607
State of California
5.25%, 11/1/2025	2,000	2,088
5.50%, 41/1/2028	1,670	1,917
Tobacco Securitization Authority of Northern California/CA
5.38%, 6/1/2038	1,000	912
Tobacco Securitization Authority of Southern California/CA
5.00%, 61/1/2037	1,000	860

		35,321

Schedule of Investments
Tax-Exempt Bond Fund I
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
Colorado (1.34%)
Colorado Health Facilities Authority
5.00%, 12/1/2035	$1,250	$1,103
Fort Collins CO AMBAC
5.38%, 6/1/2023	2,275	2,421
Park Creek Metropolitan District/CO
5.50%, 12/1/2030	500	490

		4,014

Connecticut (0.83%)
Connecticut State Health & Educational RADIAN
5.25%, 7/1/2032	1,000	1,006
State of Connecticut ACA
6.60%, 7/1/2024	1,500	1,475

		2,481

District of Columbia (0.19%)
District of Columbia Water & Sewer Authority FSA
5.50%, 10/1/2017	500	583

Florida (5.70%)
Amelia Walk Community Development District
5.50%, 5/1/2037	100	83
Bay Laurel Center Community Development
5.45%, 5/1/2037	495	405
County of Alachua FL
5.88%, 11/15/2042	150	140
County of Orange FL AMBAC
5.50%, 10/1/2032	3,000	3,334
Escambia County Health Facilities Authority AMBAC
5.95%, 7/1/2020	110	116
Florida Housing Finance Agency AMBAC
6.50%, 7/1/2036	900	904
Florida State Board of Education FGIC
5.25%, 7/1/2017	800	852
Highlands County Health Facilities Authority
5.00%, 11/15/2031	1,180	1,170
Hillsborough County Port District MBIA
5.38%, 6/1/2027	1,000	1,021
Orange County Housing Finance Authority
7.00%, 10/1/2025 (d)	500	527
Orlando Utilities Commission
6.00%, 10/1/2010	5,000	5,461
Osceola County School Board AMBAC
5.13%, 6/1/2022	1,300	1,442
Port St Lucie FL MBIA
5.00%, 7/1/2033	500	498
Seminole Indian Tribe of Florida
5.75%, 10/l/2022 (e)	250	254
Tolomato Community Development District
6.55%, 5/1/2027	300	296
6.65%, 5/1/2040	300	295
Wentworth Estates Community Development District
5.63%, 5/1/2037	160	113
West Villages Improvement District
5.50%, 5/1/2037	160	132

		17,043

Georgia (2.10%)
Monroe County Development Authority/GA MBIA
6.70%, 1/1/2009	2,500	2,600
6.75%, 1/1/2010	3,410	3,677

		6,277

Hawaii (0.75%)
City & County of Honolulu HI
6.00%, 1/1/2012	1,270	1,423
6.00%, 1/1/2012	730	822

		2,245

Idaho (2.83%)
Idaho Health Facilities Authority/ID
6.65%, 2/15/2021 (d)	2,000	2,577
Idaho Health Facilities Authority/ID RADIAN
5.25%, 9/1/2025	2,000	2,059
Idaho Housing & Finance Association/ID
5.90%, 1/1/2015	250	256
4.90%, 7/1/2038	3,750	3,575

		8,467

Illinois (9.91%)
Chicago O’Hare International Airport/IL AMBAC
5.50%, 1/1/2017	965	1,042
Chicago O’Hare International Airport/IL FGIC
5.25%, 1/1/2023 (a)	2,000	2,085
Chicago O’Hare International Airport/IL FSA
5.75%, 1/1/2020 (a)	10,000	10,821
Chicago O’Hare International Airport/IL MBIA
5.25%, 1/1/2025 (a)	2,250	2,322
City of Chicago IL
7.46%, 2/15/2026	250	258
City of Chicago IL GNMA/FNMA/FHLMC
6.30%, 9/1/2029	510	541
City of Yorkville IL
5.75%, 3/1/2028	500	459
6.00%, 3/1/2036	660	626
Gilberts Special Service Area No 19
5.38%, 3/1/2016	500	435
Huntley Special Service Area No 10/IL ASSURED
5.10%, 3/1/2029	1,000	1,032
Illinois Finance Authority
6.00%, 5/15/2025	500	493
5.00%, 8/15/2026	160	140
5.10%, 8/15/2031	505	431

Schedule of Investments
Tax-Exempt Bond Fund I
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
Illinois (continued)
Illinois Finance Authority (continued)
5.50%, 8/1/2037	$500	$491
5.75%, 11/15/2037	1,000	1,015
Illinois Health Facilities Authority South Surburban Hospital
7.00%, 2/15/2009	100	102
7.00%, 2/15/2018	720	869
Metropolitan Pier & Exposition Authority/IL FGIC
0.00%, 6/15/2009 (b)	5,055	4,902
Pingree Grove Special Service Area No 7 Cambridge Lakes Project
6.00%, 3/1/2036	153	145
Village of Bartlett IL
5.60%, 1/1/2023	300	298
Village of Bolingbrook IL
6.25%, 1/1/2024 (b)(f)	500	514
Village of Pingree Grove IL
5.25%, 3/1/2015	400	397
Volo Village Special Service Area No 3
6.00%, 3/1/2036
	250	237

		29,655

Indiana (3.34%)
County of St Joseph IN
6.00%, 5/15/2038	100	94
County of St Joseph IN Holy Cross Village
6.00%, 5/15/2026	230	226
Delaware County Hospital Authority/IN Cardinal Health System
5.25%, 8/1/2036	160	141
Hendricks County Building Facilities Corp
5.50%, 7/15/2020	2,500	2,752
Indiana Housing Finance Authority GNMA/FNMA
3.60%, 1/1/2032	485	487
Indiana Municipal Power Agency/IN MBIA
6.13%, 1/1/2013	5,145	5,622
Noblesville Redevelopment Authority
5.00%, 8/1/2021	655	684

		10,006

Iowa (0.63%)
City of Sibley lA
6.00%, 12/1/2037	125	121
Iowa Finance Authority
5.75%, 11/15/2024	400	381
5.50%, 7/1/2025	100	98
Pottawattamie County IA
5.75%, 5/15/2026	385	359
Tobacco Settlement Authority of lowa/IA
5.50%, 6/1/2042	1,000	919

		1,878

Kansas (3.39%)
City of Lawrence KS
5.13%, 7/1/2026	1,000	1,018
City of Topeka KS XLCA
5.25%, 8/1/2035	5,490	5,599
Lenexa KS
5.50%, 5/15/2039	1,000	906
Manhattan KS
5.00%, 5/15/2024	500	453
5.00%, 5/15/2036	300	257
Sedgwick & Shawnee Counties KS GNMA/FNMA
5.65%, 6/1/2037	1,800	1,903

		10,136

Kentucky (0.68%)
City of Murray KY
5.13%, 8/1/2037	1,000	970
Louisville & Jefferson County Metropolitan Government
5.25%, 10/1/2036 (a)	1,075	1,068

		2,038

Louisiana (1.94%)
Lafayette LA MBIA
5.25%, 11/1/2023	2,680	2,836
Louisiana Public Facilities Authority
0.00%, 12/1/2019(b)	1,500	931
Louisiana State Citizens Property Insurance Corp AMBAC
5.00%, 61/1/2022	2,000	2,024

		5,791

Maryland (2.81%)
City of Baltimore MD
6.50%, 10/1/2011	2,000	2,047
County of Howard MD
5.25%, 4/1/2037	500	436
County of Prince Georges MD
5.20%, 7/1/2034	500	437
Maryland Community Development Administration
5.05%, 9/1/2032 (c)	1,000	985
Maryland Health & Higher Educational Facilities Authority
5.25%, 1/1/2027	250	228
Maryland Health & Higher Educational Facilities Authority MedStar Health Inc
5.50%, 8/15/2033	1,500	1,508
Maryland Health & Higher Educational Facilities Authority MBIA
4.75%, 7/1/2036	1,500	1,443
Maryland State Economic Development Corp
5.63%, 6/1/2035	1,150	1,315

		8,399

Schedule of Investments
Tax-Exempt Bond Fund I
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
Massachusetts (1.91%)
Massachusetts Bay Transportation Authority
5.25%, 7/1/2028	$2,000	$2,295
Massachusetts Development Finance Agency
6.38%, 7/1/2029	900	897
5.75%, 11/15/2042	500	452
Massachusetts Health & Educational Facilities Authority
5.00%, 7/1/2033	1,100	1,003
Massachusetts State Health & Educational Facilities Authority Revenue
6.00%, 7/1/2031	200	226
6.00%, 7/1/2031	800	835

		5,708

Michigan (3.12%)
Chippewa County Hospital Finance Authority
5.63%, 11/1/2014	130	129
Kent Hospital Finance Authority/Ml
5.25%, 7/1/2030	1,000	966
Michigan Strategic Fund Detroit Edison Co
5.45%, 9/1/2029	2,000	2,044
Michigan Strategic Fund XLCA
5.45%, 12/15/2032	1,000	1,014
Michigan Tobacco Settlement Finance Authority
6.00%, 6/1/2048	4,000	3,928
State of Michigan FSA
5.25%, 10/1/2021	1,000	1,086
Summit Academy North Michigan Public School Academy Revenue
5.00%, 11/1/2015	160	157

		9,324

Minnesota (0.91%)
Aitkin MN Aitkin Community Hospital
5.60%, 2/1/2032	160	149
City of North Oaks MN
6.00%, 10/1/2027	100	100
6.00%, 10/1/2033	200	196
6.13%, 10/1/2039	100	99
City of Pine City MN Lakes International Language Academy
6.25%, 5/1/2035	100	96
Dakota County Community Development Agency Multifamily Housing
5.00%, 5/1/2042	750	618
Inver Grove Heights MN
5.50%, 10/1/2033	500	461
St Paul Housing & Redevelopment Authority/MN
6.00%, 11/15/2030	1,000	1,006

		2,725

Mississippi (0.40%)
Biloxi Housing Authority/MS Beauvoir Apartments LP
6.25%, 9/1/2031	150	154
State of Mississippi FSA
5.75%, 12/1/2013	170	181
5.75%, 12/1/2013	115	122
5.75%, 12/1/2013	195	208
5.75%, 12/1/2014	180	191
5.75%, 12/1/2014	120	127
5.75%, 12/1/2014	205	217

		1,200

Missouri (3.19%)
Cape Girardeau County Building Corp/MO MBIA
5.25%, 3/1/2026	1,000	1,067
Cape Girardeau County Industrial Development
5.63%, 6/1/2027	840	939
5.63%, 6/1/2027	160	161
Carthage MO
6.00%, 4/1/2038	750	708
Carthage MO Mccune-Brooks Hospital
5.88%, 4/1/2030	160	152
City of Fenton MO
7.00%, 10/1/2021	575	667
City of Kansas City MO
5.25%, 3/1/2018 (b)	200	197
5.40%, 6/1/2024	120	112
City of Maryland Heights MO
5.50%, 9/1/2018	250	250
Missouri Housing Development Commission GNMA/FNMA
5.05%, 9/1/2024	545	548
Missouri Joint Municipal Electric Utility Commission MBIA
5.00%, 1/1/2024	1,500	1,532
Missouri State Health & Educational Facilities Authority/MO
5.00%, ll/1/2018	1,000	1,062
1.90%, 3/1/2040	400	400
Missouri State Health & Educational Facilities Authority/MO BJC Health
5.00%, 5/15/2020	1,200	1,249
St Louis Industrial Development Authority/MO
6.38%, 12/1/2030	500	500

		9,544

Nebraska (0.72%)
Omaha Public Power District
6.15%, 2/1/2012	2,000	2,165

Nevada (1.33%)
County of Clark NV FGIC
5.00%, 7/1/2036	1,000	997
County of Clark NV Nevada Power Co
5.90%, 11/1/2032	160	154
Reno NV AMBAC
5.13%, 6/1/2037	1,000	1,100

Schedule of Investments
Tax-Exempt Bond Fund I
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
Nevada (continued)
Reno NV Hospital Revenue
5.25%, 6/1/2037 (a)	$1,760	$1,719

		3,970

New Hampshire (0.71%)
New Hampshire Health & Education Facilities Authority FSA
5.50%, 8/1/2027	2,000	2,138

New Jersey (3.05%)
Bergen County Improvement Authority
5.00%, 4/1/2032	2,000	2,086
New Jersey Economic Development Authority
5.63%, 6/15/2019	500	502
5.13%, 7/1/2025	160	140
5.75%, 4/1/2031	1,000	990
5.50%, 6/15/2031	1,000	969
New Jersey Economic Development Authority United Methodist Homes NJ
6.25%, 9/15/2029	100	94
New Jersey Health Care Facilities Financing Authority Revenue
5.75%, 7/1/2037	1,750	1,762
Tobacco Settlement Financing Authority Corp/NJ
5.00%, 6/1/2041	2,045	1,739
Tobacco Settlement Financing Corp/NJ
4.75%, 6/1/2034	1,000	843

		9,125

New York (5.76%)
East Rochester Housing Authority/NY
5.50%, 8/1/2033	160	147
Metropolitan Transportation Authority/NY
4.75%, 7/1/2019	1,265	1,399
Metropolitan Transportation Authority/NY FGIC
5.25%, 11/15/2031	1,500	1,552
New York City Industrial Development Agency
6.25%, 3/1/2015	1,000	1,028
7.63%, 8/1/2025	800	855
6.50%, 3/1/2035	160	165
New York City Industrial Development Agency FGIC
4.08%, 3/ l/2016 (f)	1,000	949
New York City Municipal Water Finance Authority MBIA
5.00%, 6/15/2027 (a)	5,000	5,222
New York Mortgage Agency /NY
5.65%, 4/1/2030	490	518
New York State Dormitory Authority
5.50%, 7/1/2026	1,000	1,002
New York State Dormitory Authority Lenox Hill Hospital
5.50%, 7/1/2030	160	158
New York State Dormitory Authority MBIA
5.25%, 10/1/2023	1,500	1,595
New York State Housing Finance Agency
6.63%, 8/15/2012	310	311
Tobacco Settlement Financing Authority/NY AMBAC
5.25%, 6/1/2021	2,200	2,348

		17,249

North Carolina (0.36%)
City of Charlotte NC
5.50%, 8/1/2019	1,000	1,092
Ohio (2.87%)
Adams County Hospital
6.25%, 9/1/2020	1,000	910
Buckeye Tobacco Settlement Financing Authority Ohio
5.75%, 6/1/2034	500	481
5.88%, 6/1/2047	4,500	4,336
County of Cuyahoga OH
7.50%, 1/1/2030	1,000	1,081
County of Franklin OH
5.13%, 7/1/2035	800	746
Ohio State University
5.13%, 12/1/2031	1,000	1,049

		8,603

Oklahoma (0.11%)
Oklahoma Housing Finance Agency GNMA
8.00%, 8/1/2018	150	163
Weatherford Hospital Authority
6.00%, 5/1/2025	160	157

		320

Oregon (1.64%)
City of Portland OR AMBAC
5.75%, 6/15/2016	1,000	1,075
City of Portland OR FSA
5.25%, 6/1/2020	2,000	2,185
Oregon Health & Science University MBIA
5.25%, 7/1/2022	1,000	1,057
Oregon State Housing & Community Services Department/OR
5.65%, 7/1/2028	575	581

		4,898

Pennsylvania (3.28%)
Allegheny County Hospital Development Authority
5.00%, 11/15/2028	500	433
Allegheny County Sanitation Authority FGIC
5.00%, 12/1/2037	2,000	2,054
City of Philadelphia PA FSA
5.25%, 7/1/2029	2,500	2,634

Schedule of Investments
Tax-Exempt Bond Fund I
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
Pennsylvania (continued)
Fulton County Industrial Development Authority Hospital Revenue
5.90%, 7/1/2040	$160	$153
Pennsylvania Higher Educational Facilties Authority UPMC Health System
6.25%, 1/15/2018	3,000	3,291
Philadelphia Authority for Industrial Development Richard Allen Development & Improvement
6.25%, 5/1/2033	160	157
Philadelphia Redevelopment Authority FGIC
5.50%, 4/15/2017	1,000	1,092

		9,814

Puerto Rico (0.45%)
Commonwealth of Puerto Rico
5.25%, 7/1/2030	320	320
Puerto Rico Sales Tax Financing Corp
5.25%, 8/1/2057	1,000	1,020

		1,340

South Carolina (1.43%)
Lexington One School Facilities Corp Lexington County, South Carolina
5.25%, 12/1/2029	1,000	1,020
South Carolina Jobs-Economic Development Authority AMBAC
5.20%, 11/1/2027	1,000	1,044
South Carolina Jobs-Economic Development Authority CIFG
5.00%, 11/1/2030	2,200	2,203

		4,267

South Dakota (0.42%)
South Dakota Health & Educational Facilities Authority/SD
5.25%, 11/1/2034	1,250	1,263

Tennessee (3.66%)
Chattanooga Health Educational & Housing Facility Board/TN
5.50%, 10/1/2020	540	528
Johnson City Health & Educational Facilities Board
7.50%, 7/1/2033	1,000	1,219
5.50%, 7/1/2036	500	488
Shelby County Health Educational & Housing Facilities Board
5.63%, 9/1/2026	500	480
Tennessee Energy Acquisition Corp/TN Goldman Sacs Group
5.25%, 9/1/2018	3,000	3,171
Tennessee Housing Development Agency/TN
5.70%, 7/1/2031	355	363
4.85%, 1/1/2032	4,940	4,700

		10,949

Texas (5.45%)
Austin TX Convention Enterprises Inc/TX
5.75%, 1/1/2034	500	466
City of Houston TX AMBAC
5.75%, 9/1/2015	1,000	1,098
City of Houston TX FSA
5.75%, 3/1/2015	85	92
Dallas County Flood Control District
6.75%, 4/1/2016	250	260
Dallas-Fort Worth International Airport Facilities Improvement Corp FGIC
5.50%, 11/1/2031	1,500	1,523
Harris County-Houston Sports Authority MBIA
5.25%, 11/15/2040	1,500	1,531
Lower Colorado River Authority FGIC
5.00%, 5/15/2033	1,000	1,008
Lufkin Health Facilities Development Co
5.50%, 2/15/2032	500	483
Metro Health Facilities Development Corp/TX
7.20%, 1/1/2021	1,100	1,116
North Central Texas Health Facility Development Corp
5.13%, 5/15/2029	1,000	1,004
North Central Texas Health Facility Development Corp AMBAC
5.25%, 8/15/2032	1,000	1,014
North Texas Health Facilities Development FSA
5.00%, 9/1/2024	1,000	1,047
5.00%, 9/1/2032	2,000	2,037
Sea Breeze Public Facility Corp Sea Breeze Seniors LP
6.50%, 1/1/2046	100	93
Texas State Department Of Housing & Community Affairs GNMA/FNMA
5.70%, 1/1/2033	1,415	1,483
Texas Tech University MBIA
5.00%, 8/15/2025	1,000	1,090
Tyler Health Facilities Development Corp
5.38%, 11/1/2037	1,000	949

		16,294

Utah (1.33%)
Utah Housing Corp
5.25%, 1/1/2039 (a)	4,000	3,969

Vermont (0.27%)
Vermont Educational & Health Buildings Financing Agency
1.88%, 10/1/2029	805	805

Virginia (1.27%)
Henrico County Economic Development Authority/VA
5.00%, 10/1/2027	1,000	968
Lexington Industrial Development Authority
5.38%, 1/1/2028	750	686

Schedule of Investments
Tax-Exempt Bond Fund I
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
TAX-EXEMPT BONDS (continued)
Virginia (continued)
Tobacco Settlement Financing Authority Corp/VA
5.63%, 6/1/2037	$1,000	$1,166
Virginia Beach Development Authority
5.38%, 11/1/2032	500	474
White Oak Village Shops Community Development
5.30%, 3/1/2017	500	492

		3,786

Washington (3.80%)
Franklin County School District No 1 Pasco/WA FSA
5.25%, 12/1/2019	5,000	5,458
King County School District No 415 Kent/WA
6.30%, 12/1/2008	1,065	1,096
Skagit County Public Hospital District
5.75%, 12/1/2032	300	301
State of Washington
6.40%, 6/1/2017	3,000	3,594
Washington State Housing Finance Commission GNMA/FNMA/FHLMC
4.70%, 12/1/2038	1,000	924

		11,373

West Virginia (0.92%)
Harrison County County Commission MBIA
6.88%, 4/15/2022	2,500	2,506
Ohio County Commission Sewage System
5.85%, 6/1/2034	250	241

		2,747

Wisconsin (1.90%)
County of Milwaukee WI FSA
5.25%, 12/1/2025	4,000	4,152
Wisconsin Health & Educational Facilities Authority
6.00%, 8/15/2019	600	602
Wisconsin Housing & Economic Development
4.75%, 9/1/2033	1,000	935

		5,689

TOTAL TAX-EXEMPT BONDS		$315,661

Total Investments		315,661

LIABILITY FOR FLOATING RATE NOTES ISSUED IN CONJUNCTION WITH SECURITIES HELD (-7.53%)
Notes with interest rates ranging from 2.26% to 4.78% at January 31, 2008 and contractual maturity of collateral from 2011 to 2039 (g)	(22,535)	(22,535)

Total Net Investments		$293,126
Other Assets in Excess of Liabilities, Net - 2.03%		6,076

TOTAL NET ASSETS - 100.00%		$299,202

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b)	Non-Income Producing Security

(c)	Security purchased on a when-issued basis.

(d)	Security is Illiquid

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $254 or 0.08% of net assets.

(f)	Variable Rate

(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2008.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$12,347
Unrealized Depreciation	(4,690)

Net Unrealized Appreciation (Depreciation)	7,657
Cost for federal income tax purposes	285,470
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent
Insured	47.12%
Revenue	37.28%
Prerefunded	14.57%
General Obligation	4.00%
Revenue — Special Tax	2.16%
Tax Allocation	0.37%
Liability for Floating Rate Notes Issued	(7.53%)
Other Assets in Excess of Liabilities, Net	2.03%

TOTAL NET ASSETS	100.00%

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (83.88%)
Agricultural Operations (0.25%)
Cargill Inc
5.14%, 1/21/201l (a)(b)	$500	$499

Airlines (0.18%)
American Airlines Inc
7.69%, 5/23/2008	125	125
7.25%, 2/ 5/2009	250	247

		372

Appliances (0.12%)
Whirlpool Corp
5.49%, 6/15/2009 (a)	250	251

Asset Backed Securities (4.76%)
Ameriquest Mortgage Securities Inc
4.08%, 7/25/2035 (a)	1,000	670

Chase Funding Mortgage Loan Asset-Backed Certificates
3.34%, 5/25/2026	360	358

CNH Equipment Trust
5.09%, 9/15/2010 (a)	230	230
CNH Wholesale Master Note Trust
4.64%, 6/15/2011 (a)	336	315
Countrywide Asset-Backed Certificates
4.50%, 12/25/2032 (a)	296	259
4.76%, 12/25/2032 (a)	696	647
4.83%, 5/25/2033 (a)	479	334
4.38%, 6/25/2035 (a)	1,000	770
4.03%, 11/25/2035 (a)	1,000	736
4.04%, 12/25/2035 (a)	875	529
6.00%, 11/ 8/2036 (c)(d)	491	25
3.88%, 2/25/2037 (a)	500	121
4.28%, 11/25/2037 (a)	1,000	195

First Franklin Mortgage Loan Asset Backed Trust
6.50%, 3/25/2034 (a)(c)(d)	134	1
First Horizon Asset Backed Trust
3.51%, 10/25/2026 (a)	402	338
Ford Credit Floorplan Master Owner Trust
4.69%, 6/15/2011 (a)	450	436
JP Morgan Mortgage Acquisition Corp
3.46%, 3/25/2037 (a)	222	216
Lehman XS Trust
4.28%, 6/25/2046 (a)(c)	2,003	1,323
Long Beach Asset Holdings Corp
5.93%, 10/25/2046 (b)(c)(d)	599	6
Long Beach Mortgage Loan Trust
3.88%, 2/25/2035 (a)	1,000	856
Nomura Asset Acceptance Corp
3.60%, 1/25/2036 (a)(b)	701	520
Sail Net Interest Margin Notes
5.50%, 6/27/2035 (c)(d)	136	7
Structured Asset Investment Loan Trust
3.44%, 4/25/2036 (a)	51	50
Swift Master Auto Receivables Trust
4.34%, 6/15/2012 (a)	310	305
Volkswagen Credit Auto Master Trust
3.95%, 7/20/2010 (a)	150	150
Wells Fargo Home Equity Trust
3.48%, 3/25/2037 (a)	195	191

		9,588

Auto — Car & Light Trucks (0.49%)
Daimler Finance North America LLC
5.54%, 3/13/2009 (a)	1,000	993

Auto/Truck Parts & Equipment — Original (0.08%)
Tenneco Inc
10.25%, 7/15/2013	155	164

Automobile Sequential (2.32%)
Capital Auto Receivables Asset Trust
4.39%, 11/15/2008 (a)	153	153
4.27%, 10/15/2009 (a)	739	737
5.02%, 1/15/2010 (a)(b)(c)	250	249
Capital One Auto Finance Trust
4.25%, 7/15/2011 (a)	570	554
CPS Auto Trust
5.53%, 11/15/2010 (b)(c)	675	678
Ford Credit Auto Owner Trust
4.38%, 1/15/2010 (a)	427	429
Honda Auto Receivables Owner Trust
4.42%, 2/15/2011 (a)	250	248
Hyundai Auto Receivables Trust
4.64%, 1/17/2012 (a)	500	495
Morgan Stanley Auto Loan Trust
3.33%, 10/15/2011	519	519
Nissan Auto Receivables Owner Trust
4.52%, 6/15/2009 (a)	160	160
WFS Financial Owner Trust
3.93%, 2/17/2012	452	453

		4,675

Brewery (0.22%)
SABMiller PLC
5.03%, 7/ 1/2009 (a)(b)	450	452

Building Products — Cement & Aggregate (0.21%)
Martin Marietta Materials Inc
3.26%, 4/30/2010 (a)	435	431

Building Products — Wood (0.43%)
Masco Corp
5.43%, 3/12/2010 (a)	585	560

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Building Products — Wood (continued)
Norbord Inc
8.13%, 3/20/2008	$300	$301

		861

Cable TV (0.97%)
Comcast Corp
4.68%, 7/14/2009 (a)	700	686
COX Communications Inc
3.88%, 10/ 1/2008	500	499
DIRECTV Holdings LLC/DIRECTV Financing Co
8.38%, 3/15/2013	500	517
EchoStar DBS Corp
5.75%, 10/ 1/2008	250	250

		1,952

Casino Hotels (0.13%)
Mandalay Resort Group
9.50%, 8/ 1/2008	250	253

Cellular Telecommunications (0.59%)
US Unwired Inc
10.00%, 6/15/2012(e)	250	263
Vodafone Americas Asia Inc
6.65%, 5/ 1/2008	50	50
Vodafone Group PLC
5.33%, 6/15/2011 (a)	500	491
5.32%, 2/27/2012 (a)(f)	400	385

		1,189

Chemicals — Diversified (0.16%)
Huntsman LLC
11.50%, 7/15/2012	300	318

Commercial Banks (1.35%)
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	500	517
Glitnir Banki HF
4.42%, 10/15/2008 (a)(b)	250	250
HSBC America Capital Trust I
7.81%, 12/15/2026 (b)	750	779
M&I Marshall & Ilsley Bank
5.40%, 12/4/2012 (a)	500	483
VTB Capital SA
5.49%, 8/ 1/2008 (a)(b)	400	398
6.61%, 10/31/2012 (b)	300	297

		2,724

Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009	100	97

Computers — Memory Devices (0.24%)
Seagate Technology HDD Holdings
5.57%, 10/1/2009 (a)	500	484

Credit Card Asset Backed Securities (1.34%)
American Express Credit Account Master Trust
4.52%, 3/15/2012 (a)	850	837
Bank One Issuance Trust
4.43%, 6/15/2012 (a)	375	373
Cabela’s Master Credit Card Trust
4.82%, 12/16/2013 (a)(b)(c)	500	499
Chase Issuance Trust
3.74%, 1/15/2012 (a)	500	500
Discover Card Master Trust I
4.48%, 5/15/2012 (a)	500	482

		2,691

Cruise Lines (0.17%)
Royal Caribbean Cruises Ltd
6.75%, 3/15/2008	350	351

Data Processing & Management (0.24%)
Fidelity National Information Services
4.75%, 9/15/2008	500	493

Diversified Operations (0.18%)
Capmark Financial Group Inc
5.53%, 5/10/2010 (a)(b)	475	371

Drug Delivery Systems (0.25%)
Hospira Inc
5.31%, 3/30/2010 (a)	500	494

Electric — Generation (0.02%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	40	42

Electric — Integrated (1.42%)
Commonwealth Edison Co
3.70%, 2/1/2008	600	600
Entergy Gulf States Inc
5.90%, 12/8/2008 (a)(b)	200	201
5.52%, 12/1/2009 (a)	405	396
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)	200	203
Pepco Holdings Inc
5.75%, 6/1/2010 (a)	225	225
PSEG Energy Holdings LLC
8.63%, 2/15/2008	500	500
TECO Energy Inc
6.91%, 5/1/2010 (a)	325	326
Texas-New Mexico Power Co
6.13%, 6/1/2008	150	150
Wisconsin Power & Light
5.70%, 10/15/2008	250	253

		2,854

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Electronic Components — Miscellaneous (0.07%)
Sanmina-SCI Corp
7.74%, 6/15/2010 (a)(b)	$147	$146

Electronic Components — Semiconductors (0.14%)
National Semiconductor Corp
5.24%, 6/15/2010 (a)	300	291

Fiduciary Banks (0.25%)
Bank of New York Mellon Corp/The
3.50%, 2/ 5/2010 (a)(g)(h)	500	498

Finance — Auto Loans (0.35%)
Ford Motor Credit Co LLC
7.13%, 1/13/2012 (a)	500	421
GMAC LLC
6.12%, 5/15/2009 (a)(e)	300	280

		701

Finance — Commercial (0.26%)
CIT Group Inc
3.88%, 11/3/2008 (e)	325	320
5.13%, 2/13/2012 (a)	250	200

		520

Finance — Consumer Loans (0.25%)
John Deere Capital Corp
4.70%, 1/18/2011 (a)	500	498

Finance — Investment Banker & Broker (1.30%)
Bear Stearns Cos Inc/The
4.33%, 7/16/2009 (a)	360	345
5.24%, 11/28/2011 (a)	500	448
Lehman Brothers Holdings Inc
3.34%, 11/24/2008 (a)	500	493
4.17%, 7/18/2011 (a)	250	237
Merrill Lynch & Co Inc
5.09%, 6/16/2008 (a)	250	249
5.37%, 6/5/2012 (a)	600	549
Morgan Stanley
4.54%, 1/15/2010 (a)	300	295

		2,616

Finance — Leasing Company (0.37%)
International Lease Finance Corp
4.23%, 4/20/2009 (a)	750	750

Finance — Mortgage Loan/Banker (7.75%)
Countrywide Financial Corp
5.20%, 2/27/2008 (a)	100	99
5.10%, 3/24/2009 (a)	725	637
Fannie Mae
3.38%, 12/15/2008	2,000	2,013
Fannie Mae Grantor Trust
5.41%, 9/26/2033 (a)	896	921
Federal Home Loan Bank System
2.63%, 7/15/2008 (e)	2,665	2,663
Freddie Mac
5.75%, 4/15/2008	2,750	2,767
3.88%, 6/15/2008	1,000	1,004
4.64%, 7/15/2023 (a)	902	896
Freddie Mac REMICS
6.00%, 3/15/2026	585	602
6.00%, 6/15/2031	704	711
Ginnie Mae
1.69%, 10/16/2012 (a)	9,010	300
4.51%, 10/16/2028 (a)	466	472
3.96%, 6/16/2031	1,138	1,142
1.11%, 2/16/2047 (a)	9,522	521
0.85%, 3/16/2047 (a)	3,646	209
Residential Capital LLC
5.65%, 6/ 9/2008 (a)	250	214
7.62%, 5/22/2009 (a)	650	442

		15,613

Finance — Other Services (0.40%)
Edison Mission Energy Funding
7.33%, 9/15/2008 (b)	47	47
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(b)	750	759

		806

Food — Miscellaneous/Diversified (0.18%)
Kraft Foods Inc
5.39%, 8/11/2010 (a)	375	372

Food -Retail (0.31%)
Safeway Inc
5.21%, 3/27/2009 (a)	625	621

Home Equity — Other (2.75%)
Asset Backed Funding Corp NIM Trust
5.90%, 7/26/2035 (b)(d)	56	—
Countrywide Asset-Backed Certificates
4.93%, 5/25/2032 (a)	288	272
First NLC Trust
4.13%, 9/25/2035 (a)	1,000	696
GSAA Trust
5.69%, 4/25/2034	977	983
JP Morgan Mortgage Acquisition Corp NIM
5.80%, 4/25/2036 (b)(c)(d)	158	—
Mastr Asset Backed NIM Securities Trust
4.75%, 5/26/2035 (c)(d)	40	—
Mastr Asset Backed Securities Trust
4.03%, 10/25/2035 (a)	475	358
New Century Home Equity Loan Trust
4.08%, 7/25/2035 (a)	1,000	675
Option One Mortgage Loan Trust
4.05%, 8/25/2035 (a)	1,000	732
4.18%, 6/25/2037 (a)	1,000	198
Residential Asset Securities Corp
4.03%, 4/25/2030	50	50
4.06%, 4/25/2035 (a)	1,000	816
4.13%, 7/25/2035 (a)	1,000	769

		5,549

Home Equity — Sequential (0.34%)
Argent Securities Inc
4.60%, 1/25/2034 (a)	342	336

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
BONDS (continued)
Home Equity — Sequential (continued)
BNC Mortgage Loan Trust
3.55%, 7/25/2037 (a)	$455	$351
Merrill Lynch Mortgage Investors NIM Trust
4.50%, 1/25/2035 (b)(c)(d)(g)	1,313	—

		687

Industrial Automation & Robots (0.27%)
Intermec Inc
7.00%, 3/15/2008	550	549

Investment Companies (0.50%)
Xstrata Finance Dubai Ltd
5.23%, 11/13/2009 (a)(b)	1,000	997

Life & Health Insurance (0.31%)
Phoenix Cos Inc/The
6.68%, 2/16/2008	385	386
Unum Group
5.86%, 5/15/2009	230	236

		622

Machinery — Farm (0.16%)
Case New Holland Inc
6.00%, 6/1/2009	325	324

Medical — Drugs (0.25%)
Angiotech Pharmaceuticals Inc
8.87%, 12/ 1/2013 (a)	225	202
Elan Finance PLC/Elan Finance Corp
9.25%, 12/ 1/2013 (a)	325	296

		498

Medical — HMO (0.15%)
UnitedHealth Group Inc
5.09%, 6/21/2010 (a)(b)	315	307

Medical — Wholesale Drug Distribution (0.12%)
Cardinal Health Inc
5.50%, 10/ 2/2009 (a)(b)	250	251

Metal Processors & Fabrication (0.13%)
Timken Co
5.75%, 2/15/2010	250	257

Mortgage Backed Securities (40.53%)
ACT Depositor Corp
4.54%, 9/22/2041 (a)(b)	375	262
American Home Mortgage Assets
7.29%, 11/25/2035 (a)(c)	316	296
American Home Mortgage Investment Trust
4.95%, 9/25/2045 (a)	496	467
Banc of America Alternative Loan Trust
3.78%, 6/25/2036 (a)	1,757	1,738
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031	5	5
7.33%, 11/15/2031	400	413
1.19%, 11/10/2038 (a)	13,323	283
0.28%, 7/10/2042	65,658	647
0.85%, 7/10/2042 (a)	23,570	413
0.10%, 7/10/2043 (a)(b)	6,200	71
1.78%, 7/11/2043 (b)(g)	11,244	362
0.33%, 9/10/2045	124,860	1,032
5.31%, 10/10/2045 (a)	250	250
0.60%, 7/10/2046 (a)	7,756	144
Banc of America Mortgage Securities Inc
6.08%, 8/25/2034 (a)	441	443
Bank of America-First Union NB Commercial Mortgage
2.01%, 4/11/2037 (a)(b)	9,400	131
Bear Stearns Adjustable Rate Mortgage Trust
6.20%, 4/25/2034 (a)	165	170
Bear Stearns Alt-A Trust
5.44%, 5/25/2035 (a)(c)	326	324
4.03%, 7/25/2035 (a)	1,000	980
4.03%, 8/25/2035 (a)	1,002	866
Bear Stearns Mortgage Funding Trust
3.59%, 7/25/2036 (a)(c)	1,102	1,016
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (a)	623	618
4.61%, 7/25/2037 (a)(c)	381	379
Citicorp Mortgage Securities Inc
5.50%, 12/25/2033	1,227	1,225
Citigroup Commercial Mortgage Trust
0.62%, 5/15/2043 (b)	34,737	559
0.72%, 10/15/2049 (a)	25,262	607
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (a)	11,630	239
0.56%, 12/11/2049 (a)(b)	15,480	378
Countrywide Alternative Loan Trust
5.96%, 10/25/2034 (a)	625	567
4.43%, 2/25/2035 (a)	1,000	913
4.23%, 7/25/2035 (a)	984	773
6.01%, 8/25/2035 (a)(c)	2,293	2,190
3.80%, 12/25/2035 (a)	1,498	1,313
3.73%, 5/25/2036 (a)	1,200	1,151
3.78%, 5/25/2036 (a)	1,831	1,816
6.00%, 5/25/2036	515	519
4.24%, 3/20/2046 (a)	1,236	1,130
Countrywide Alternative Loan Trust NIM
6.50%, 1/25/2036 (b)	209	193
Countrywide Home Loans
5.50%, 7/25/2033	1,331	1,344
4.97%, 7/25/2034 (a)	834	836
3.68%, 3/25/2035 (a)	288	270

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Mortgage Backed Securities (continued)
Countrywide Home Loans (continued)
5.54%, 3/20/2036 (a)	$569	$561
CS First Boston Mortgage Securities Corp
0.77%, 7/15/2036 (a)(b)	5,771	92
0.58%, 11/15/2036 (a)(b)	10,671	421
0.83%, 7/15/2037 (b)	25,095	531
Deutsche ALT-A Securities NIM Trust
6.50%, 2/25/2047 (a)(b)(c)	358	352
Downey Savings & Loan Association Mortgage Loan Trust
4.19%, 4/19/2047 (a)	1,544	1,397
DSLA NIM Corp
6.41%, 3/19/2037 (a)(b)(c)	263	261
First Republic Mortgage Loan Trust
4.54%, 8/15/2032 (a)	279	276
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	250	263
1.18%, 1/12/2043 (a)(b)	26,746	647
G-Force LLC
3.68%, 12/25/2039 (a)(b)	1,000	650
GMAC Commercial Mortgage Securities Inc
0.92%, 5/10/2043 (a)	15,107	287
Greenwich Capital Commercial Funding Corp
0.26%, 4/10/2037 (b)	26,955	119
0.96%, 8/10/2042 (a)(b)	56,440	1,144
0.48%, 12/10/2049 (a)	17,525	288
GS Mortgage Securities Corp II
0.87%, 7/10/2039 (a)(b)	7,066	169
GSC Capital Corp Mortgage Trust
3.64%, 2/25/2036 (a)	254	227
GSR Mortgage Loan Trust
4.70%, 9/25/2035 (a)	746	717
Harborview NIM Corp
6.41%, 3/19/2038 (b)(c)	250	249
Heller Financial Commercial Mortgage Asset Corp
8.19%, 1/17/2034 (a)	600	635
Homebanc Mortgage Trust
4.05%, 7/25/2035 (a)	1,000	728
3.71%, 10/25/2035 (a)	2,136	1,900
3.72%, 1/25/2036 (a)	1,938	1,883
Impac CMB Trust
6.99%, 9/25/2034 (a)	137	106
4.36%, 10/25/2034 (a)	730	663
4.93%, 10/25/2034 (a)	333	252
3.75%, 11/25/2034 (a)	93	88
4.14%, 1/25/2035 (a)	36	35
3.69%, 4/25/2035 (a)	883	767
3.89%, 8/25/2035 (a)	167	145
3.92%, 8/25/2035 (a)	185	155
Impac Secured Assets CMN Owner Trust
3.78%, 11/25/2034 (a)	93	93
Indymac Index Mortgage Loan Trust
6.68%, 3/25/2035 (a)(c)	614	594
5.46%, 5/25/2035 (a)	707	724
5.42%, 6/25/2035 (a)	1,349	1,348
0.80%, 7/25/2035 (a)(c)	24,721	139
JP Morgan Alternative Loan Trust
5.50%, 5/25/2036	245	247
5.40%, 12/25/2036	362	360
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (a)(b)	30,705	1,009
6.04%, 11/15/2035	592	604
0.39%, 7/12/2037 (b)	75,541	473
0.77%, 10/12/2037 (a)(b)	6,340	259
0.70%, 7/15/2042 (a)	22,635	396
5.30%, 5/15/2047 (a)	300	298
0.50%, 2/12/2051 (a)	42,195	646
JP Morgan Mortgage Trust
4.90%, 4/25/2035 (a)	397	397
6.05%, 10/25/2036 (a)	343	346
LB-UBS Commercial Mortgage Trust
0.77%, 2/15/2037 (b)	16,091	374
0.93%, 7/15/2040 (a)	22,229	547
Lehman XS Trust
3.75%, 5/25/2046 (a)	1,500	1,205
5.39%, 5/25/2046 (a)(c)	1,415	1,015
Mastr Seasoned Securities Trust
7.12%, 10/25/2032 (a)	165	167
Merrill Lynch Mortgage Investors Inc
3.73%, 8/25/2036 (a)	1,117	1,096
Merrill Lynch Mortgage Trust
5.80%, 5/12/2039 (a)	275	278
0.73%, 5/12/2043	10,366	234
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.09%, 7/12/2046 (a)	13,190	207
0.06%, 12/12/2049 (a)	38,793	552
0.88%, 12/12/2049 (a)	24,912	746
MLCC Mortgage Investors Inc
3.87%, 7/25/2029 (a)	954	954
Morgan Stanley Capital I
1.15%, 1/13/2041 (a)(b)	20,955	618
3.76%, 8/25/2046 (a)(c)	1,000	750
5.55%, 12/20/2046 (a)(c)	200	110
Residential Funding Mortgage Securities
3.98%, 7/25/2036 (a)	1,991	1,986
Structured Adjustable Rate Mortgage Loan Trust
4.08%, 8/25/2034 (a)	763	659
Structured Asset Mortgage Investments I
3.96%, 8/25/2035 (a)	885	814
7.51%, 8/25/2035 (a)(c)	249	249
3.69%, 2/25/2036 (a)	891	805

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Mortgage Backed Securities (continued)
Structured Asset Mortgage Investments I (continued)
3.60%, 5/25/2036 (a)	$722	$657
6.43%, 5/25/2036 (a)(c)	294	291
6.75%, 5/25/2036 (a)(c)	660	654
4.06%, 5/25/2045 (a)	796	778
Structured Asset Securities Corp
5.66%, 11/25/2035 (a)(c)	557	531
Wachovia Bank Commercial Mortgage Trust
0.34%, 6/15/2035 (b)	9,263	278
0.59%, 10/15/2041 (a)(b)	2,123	28
0.43%, 3/15/2042 (a)(b)	3,134	29
0.80%, 5/15/2044 (a)(b)	19,711	403
6.06%, 2/15/2051 (a)	300	305
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	426	419
WaMu Mortgage Pass Through Certificates
4.02%, 12/25/2027 (a)	1,231	1,155
3.07%, 8/25/2033	179	179
4.92%, 8/25/2035 (a)	533	534
4.84%, 9/25/2035 (a)	636	640
5.94%, 9/25/2036 (a)	1,443	1,457
6.06%, 4/25/2044 (a)	553	549
4.05%, 7/25/2045 (a)	838	744
3.63%, 11/25/2045 (a)	101	99
3.93%, 1/25/2046 (a)	998	933
5.50%, 11/25/2046 (a)(c)	1,544	1,214
5.43%, 5/25/2047 (a)	1,924	1,758
Washington Mutual Alternative Mortgage
5.65%, 7/25/2046 (a)	1,712	1,682
Wells Fargo Mortgage Backed Securities
5.24%, 4/25/2036 (a)	1,668	1,694

		81,651

Mortgage Securities (0.33%)
Residential Accredit Loans Inc
3.88%, 2/25/2036 (a)	706	673

Multimedia (0.54%)
Time Warner Inc
5.11%, 11/13/2009 (a)	500	485
Viacom Inc
5.34%, 6/16/2009 (a)	600	596

		1,081

Office Automation & Equipment (0.32%)
Xerox Corp
5.72%, 12/18/2009 (a)	650	636

Oil — Field Services (0.29%)
BJ Services Co
5.29%, 6/1/2008 (a)	580	581

Oil Company — Exploration & Production (0.62%)
Anadarko Petroleum Corp
5.39%, 9/15/2009 (a)	400	391
Pemex Project Funding Master Trust
6.06%, 10/15/2009 (a)(b)	500	506
6.29%, 6/15/2010 (a)(b)	350	351

		1,248

Oil Refining & Marketing (0.26%)
Premcor Refining Group Inc/The
9.50%, 2/1/2013	500	525

Pipelines (0.13%)
Williams Cos Inc
6.73%, 10/1/2010 (a)(b)	250	256

Property & Casualty Insurance (0.13%)
WR Berkley Corp
9.88%, 5/15/2008	267	271

Quarrying (0.15%)
Vulcan Materials Co
6.39%, 12/15/2010 (a)	300	298

Regional Banks (1.99%)
BAC Capital Trust XIII
5.39%, 3/15/2043 (a)	250	197
Capital One Financial Corp
5.43%, 9/10/2009 (a)	250	233
First Union Institutional Capital I
8.04%, 12/1/2026	1,200	1,245
Fleet Capital Trust II
7.92%, 12/11/2026	577	600
NB Capital Trust
7.83%, 12/15/2026	750	764
US Bancorp
3.51%, 2/4/2010 (a)(g)(h)	270	270
Wells Fargo & Co
3.50%, 4/4/2008	200	200
3.67%, 1/29/2010 (a)	500	499

		4,008

Reinsurance (0.25%)
Berkshire Hathaway Finance Corp
4.74%, 1/11/2011 (a)(b)	500	500

REITS — Apartments (0.15%)
UDR Inc
4.50%, 3/ 3/2008	300	300

REITS — Diversified (0.49%)
iStar Financial Inc
5.54%, 3/16/2009 (a)	375	349
5.33%, 9/15/2009 (a)	400	371

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
REITS — Diversified (continued)
iStar Financial Inc (continued)
5.50%, 3/9/2010 (a)	$300	$267

		987

REITS — Healthcare (0.41%)
HCP Inc
5.44%, 9/15/2008 (a)	825	825

REITS — Office Property (0.24%)
HRPT Properties Trust
5.59%, 3/16/2011 (a)	500	484

REITS — Single Tenant (0.16%)
Tanger Properties LP
9.13%, 2/15/2008	330	330

REITS — Warehouse & Industrial (0.24%)
Prologis
5.28%, 8/24/2009 (a)	500	486

Rental — Auto & Equipment (0.50%)
Erac USA Finance Co
3.50%, 4/30/2009 (a)(b)	500	498
5.30%, 8/28/2009 (a)(b)(f)	500	502

		1,000

Retail — Drug Store (0.22%)
CVS Caremark Corp
5.44%, 6/1/2010 (a)	450	440

Retail — Petroleum Products (0.13%)
Petro Stopping Centers LP/Petro Financial Corp
9.00%, 2/15/2012	250	259

Retail — Regional Department Store (0.24%)
JC Penney Corp Inc
7.38%, 8/15/2008	220	222
Macys Retail Holdings Inc
4.80%, 7/15/2009	250	251

		473

Rubber — Tires (0.25%)
Goodyear Tire & Rubber Co/The
6.38%, 3/15/2008	250	250
8.66%, 12/1/2009 (a)	250	249

		499

Savings & Loans — Thrifts (0.27%)
Washington Mutual Inc
5.08%, 3/20/2008 (a)	100	100
5.18%, 3/22/2012 (a)	500	442

		542

Special Purpose Entity (0.30%)
Rockies Express Pipeline LLC
5.78%, 8/20/2009 (a)(b)	200	200
Williams Cos Inc Credit Linked Certificates
8.16%, 5/1/2009 (a)(b)	400	404

		604

Steel — Producers (0.13%)
Ispat Inland ULC
9.75%, 4/1/2014	250	271

Supranational Bank (0.25%)
Corp Andina de Fomento
5.09%, 6/13/2008 (a)(c)	500	500

Telecommunication Services (0.22%)
Qwest Corp
5.63%, 11/15/2008	170	169

Telcordia Technologies Inc
8.01%, 7/15/2012 (a)(b)	325	276

		445

Telephone — Integrated (1.08%)
Sprint Nextel Corp
5.24%, 6/28/2010 (a)	275	265
Telecom Italia Capital SA
5.39%, 2/1/2011 (a)	160	155
4.56%, 7/18/2011 (a)	600	576
Telefonica Emisiones SAU
5.23%, 6/19/2009 (a)	1,000	991
5.21%, 2/4/2013 (a)(g)(h)	200	187

		2,174

Tobacco (0.28%)
Altria Group Inc
7.65%, 7/1/2008 (e)	240	244
Reynolds American Inc
5.69%, 6/15/2011 (a)	350	325

		569

TOTAL BONDS		$168,988

SENIOR FLOATING RATE INTERESTS (1.06%)
Applications Software (0.19%)
Metavante Corp, Term Loan B
6.70%, 11/7/2014 (a)	400	382

Auto/Truck Parts & Equipment — Replacement (0.11%)
Allison Transmission Inc, Term Loan B
8.24%, 8/ 7/2014 (a)	250	218

Cellular Telecommunications (0.13%)
Alltel Holdings Corp, Term Loan B3
7.78%, 5/31/2015 (a)	299	272

Electric — Integrated (0.12%)
Texas Competitive Electric Holdings Company, Term Loan B2
6.58%, 10/29/2014 (a)	74	67

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (continued)
Electric — Integrated (continued)
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (a)	$200	$182

		249

Publishing — Periodicals (0.12%)
Dex Media East LLC, Term Loan B
7.02%, 10/17/2014 (a)	245	238

Racetracks (0.14%)
Penn National Gaming Inc, Term Loan B
6.58%, 10/3/2012 (a)	297	289

Retail — Building Products (0.16%)
HD Supply Inc, Term Loan B
6.00%, 8/30/2012 (a)	320	317

Satellite Telecommunications (0.09%)
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (a)	185	175

TOTAL SENIOR FLOATING RATE INTERESTS		$2,140

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (12.07%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.44%)
7.18%, 7/1/2033 (a)	187	189
7.06%, 10/1/2033 (a)	178	182
5.99%, 12/1/2034 (a)	512	523

		894

Federal National Mortgage Association (FNMA) (8.61%)
6.67%, 2/1/2021 (a)	557	564
6.47%, 6/1/2032 (a)	506	512
6.77%, 6/1/2032 (a)	290	296
7.40%, 8/1/2032 (a)	431	445
7.11%, 9/1/2032 (a)	664	681
4.01%, 5/1/2033 (a)	1,295	1,284
4.25%, 6/1/2033 (a)	814	833
6.90%, 10/1/2033 (a)	244	248
7.71%, 10/1/2033 (a)	145	148
7.40%, 1/1/2034 (a)	281	284
6.78%, 2/1/2034 (a)	217	219
5.61%, 3/1/2034 (a)	674	680
6.52%, 3/1/2034 (a)	710	711
6.84%, 3/1/2034 (a)	440	447
6.94%, 3/1/2034 (a)	277	281
5.30%, 4/1/2034 (a)	484	491
6.53%, 7/1/2034 (a)	1,005	1,023
5.70%, 12/1/2034 (a)	477	488
6.10%, 12/1/2034 (a)	642	657
6.34%, 1/1/2035 (a)	65	66
4.89%, 2/1/2035 (a)	522	532
5.39%, 2/1/2035 (a)	921	948
6.86%, 2/1/2035 (a)	92	94
4.26%, 5/1/2035 (a)	758	766
4.88%, 6/1/2035 (a)	521	525
4.75%, 7/1/2035 (a)	1,930	1,938
5.08%, 7/1/2035 (a)	1,175	1,198
4.51%, 9/1/2035 (a)	809	808
6.65%, 1/1/2036 (a)	182	184

		17,351

U.S. Treasury (3.02%)
4.13%, 8/15/2008 (e)	2,000	2,021
4.75%, ll/15/2008 (e)	2,000	2,039
3.00%, 2/15/2009 (e)	2,000	2,017

		6,077

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$24,322

SHORT TERM INVESTMENTS (2.82%)
Commercial Paper (2.82%)
Investment in Joint Trade Account; HSBC Funding
3.12%, 2/1/2008	$5,673	$5,673

TOTAL SHORT TERM INVESTMENTS		$5,673

REPURCHASE AGREEMENTS (4.96%)
Finance — Investment Banker & Broker (0.33%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $667,000; 0.00% - 6.38%; dated 05/16/08 -01/11/27) (f)	$662	$662

Schedule of Investments
Ultra Short Bond Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (continued)
Money Center Banks (4.63%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $9,405,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (f)	$9,332	$9,331

TOTAL REPURCHASE AGREEMENTS		$9,993

Total Investments		$211,116
Liabilities in Excess of Other Assets, Net — (4.79)%		(9,652)

TOTAL NET ASSETS — 100.00%		$201,464

(a)	Variable Rate

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $21,680 or 10.76% of net assets.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,902 or 6.90% of net assets.

(d)	Security is Illiquid

(e)	Security or a portion of the security was on loan at the end of the period.

(f)	Security was purchased with the cash proceeds from securities loans.

(g)	Non-Income Producing Security

(h)	Security purchased on a when-issued basis.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$858
Unrealized Depreciation	(16,107)

Net Unrealized Appreciation (Depreciation)	(15,249)
Cost for federal income tax purposes	226,365

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	52.33%
Financial	18.43%
Asset Backed Securities	11.97%
Government	7.46%
Communications	3.74%
Consumer, Non-cyclical	2.51%
Consumer, Cyclical	2.42%
Utilities	1.56%
Energy	1.30%
Industrial	1.27%
Technology	1.18%
Basic Materials	0.44%
Diversified	0.18%
Liabilities in Excess of Other Assets, Net	(4.79%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
West Coast Equity Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (98.55%)
Advanced Materials & Products (0.08%)
Ceradyne Inc (a)(b)	27,200	$1,310

Advertising Services (0.27%)
Getty Images Inc (a)(b)	173,500	4,337

Aerospace & Defense (3.12%)
Boeing Co	377,483	31,399
Northrop Grumman Corp	178,000	14,126
Teledyne Technologies Inc (a)(b)	100,000	5,163

		50,688

Agricultural Chemicals (0.20%)
Potash Corp of Saskatchewan	22,700	3,198

Agricultural Operations (0.41%)
Archer-Daniels-Midland Co	150,100	6,612

Airlines (0.87%)
Alaska Air Group Inc (a)(b)	256,210	6,482
Cathay Pacific Airways Ltd ADR (b)	700,900	7,710

		14,192

Applications Software (4.46%)
Actuate Corp (a)(b)	794,100	4,526
Microsoft Corp	1,900,078	61,943
Quest Software Inc (a)(b)	403,100	6,026

		72,495

Athletic Footwear (1.36%)
Nike Inc	358,472	22,139

Auto — Car & Light Trucks (0.85%)
Toyota Motor Corp ADR (a)	127,000	13,786

Auto — Medium & Heavy Duty Trucks (1.44%)
Paccar Inc	500,245	23,471

Beverages — Non- Alcoholic (0.76%)
PepsiCo Inc	180,300	12,295

Building — Mobile Home & Manufactured Housing (0.50%)
Monaco Coach Corp (a)	806,534	8,202

Building — Residential & Commercial (0.08%)
KB Home	49,000	1,347

Building & Construction Products — Miscellaneous (0.61%)
Simpson Manufacturing Co Inc (a)	361,830	9,968

Building Products — Cement & Aggregate (0.00%)
Cemex SAB de CV ADR (b)	9	—

Cellular Telecommunications (0.22%)
China Mobile Ltd ADR	25,600	1,935
NII Holdings Inc (b)	37,800	1,613

		3,548

Chemicals — Specialty (0.05%)
Symyx Technologies (a)(b)	120,366	790

Commercial Banks (2.30%)
Banner Corp	93,697	2,420
Cascade Bancorp (a)	21,100	272
City National Corp/CA	221,700	12,610
East West Bancorp Inc (a)	484,400	11,655
Pacific Capital Bancorp NA	86,933	1,869
UCBH Holdings Inc (a)	157,400	2,223
UnionBanCal Corp	122,900	6,030
Zions Bancorporation	6,000	328

		37,407

Computer Aided Design (0.22%)
Autodesk Inc (b)	86,700	3,568

Computers (1.99%)
Apple Inc (b)	68,150	9,225
Hewlett-Packard Co	527,900	23,095

		32,320

Computers — Integrated Systems (0.10%)
Echelon Corp (a)(b)	122,300	1,607

Computers — Memory Devices (0.10%)
Network Appliance Inc (b)	67,100	1,558

Consumer Products — Miscellaneous (1.18%)
Clorox Co	313,330	19,213

Cosmetics & Toiletries (2.10%)
Bare Escentuals Inc (a)(b)	57,372	1,368
Colgate-Palmolive Co	107,710	8,293
Estee Lauder Cos Inc/The	133,100	5,617
Procter & Gamble Co	286,500	18,895

		34,173

Diagnostic Kits (0.32%)
OraSure Technologies Inc (a)(b)	654,237	5,175

Dialysis Centers (0.62%)
DaVita Inc (a)(b)	189,200	10,094

Disposable Medical Products (0.30%)
CR Bard Inc	51,300	4,954

Distribution & Wholesale (0.06%)
Building Materials Holding Corp (a)	137,550	937

Schedule of Investments
West Coast Equity Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Diversified Manufacturing Operations (0.86%)
General Electric Co	397,100	$14,061

E-Commerce — Products (0.39%)
Amazon.com Inc (b)	37,300	2,898
Blue Nile Inc (a)(b)	61,950	3,423

		6,321

E-Commerce — Services (0.15%)
eBay Inc (b)	90,500	2,434

Electric — Integrated (0.84%)
Edison International	143,400	7,480
PG&E Corp	152,100	6,242

		13,722

Electronic Components — Semiconductors (1.85%)
Intel Corp	885,200	18,766
Lattice Semiconductor Corp (a)(b)	194,898	517
LSI Corp (a)(b)	326,200	1,703
Nvidia Corp (b)	137,600	3,384
Pixelworks Inc (b)	221,459	190
QLogic Corp (a)(b)	291,600	4,170
SiRF Technology Holdings Inc (a)(b)	63,828	977
Supertex Inc (a)(b)	20,500	404

		30,111

Electronic Design Automation (0.04%)
Mentor Graphics Corp (a)(b)	71,100	587

Electronic Forms (1.47%)
Adobe Systems Inc (b)	683,400	23,871

Electronic Measurement Instruments (0.77%)
Itron Inc (a)(b)	92,450	7,618
Trimble Navigation Ltd (a)(b)	186,268	4,927

		12,545

Engineering — Research & Development Services (1.86%)
Jacobs Engineering Group Inc (a)(b)	395,122	30,203

Enterprise Software & Services (1.29%)
Informatica Corp (a)(b)	226,500	4,374
Oracle Corp (b)	596,000	12,248
Sybase Inc (a)(b)	153,800	4,340

		20,962

Entertainment Software (0.49%)
Electronic Arts Inc (a)(b)	168,000	7,958

Fiduciary Banks (0.85%)
Northern Trust Corp (a)	187,713	13,771

Finance — Auto Loans (0.00%)
United PanAm Financial Corp (a)(b)	12,867	72

Finance — Investment Banker & Broker (2.84%)
Charles Schwab Corp/The	1,552,400	34,618
Goldman Sachs Group Inc/The	55,400	11,123
Piper Jaffray Cos (a)(b)	8,332	395

		46,136

Finance — Mortgage Loan/Banker (0.04%)
Federal National Mortgage Association	20,100	681

Food — Retail (1.20%)
Dairy Farm International Holdings Ltd ADR (a)	226,303	4,854
Kroger Co/The	254,800	6,485
Safeway Inc	262,500	8,135

		19,474

Forestry (2.04%)
Plum Creek Timber Co Inc (a)	207,700	8,671
Weyerhaeuser Co	361,000	24,447

		33,118

Gas — Distribution (0.95%)
Sempra Energy	275,100	15,378

Health Care Cost Containment (1.23%)
McKesson Corp	317,717	19,949

Hotels & Motels (0.59%)
Red Lion Hotels Corp (b)(c)(d)	1,205,285	9,522

Human Resources (0.58%)
AMN Healthcare Services Inc (a)(b)	249,200	3,892
Resources Connection Inc	75,769	1,586
Robert Half International Inc	144,200	4,006

		9,484

Industrial Automation & Robots (0.08%)
Intermec Inc (a)(b)	64,600	1,287

Instruments — Scientific (2.03%)
Applera Corp — Applied Biosystems Group	212,300	6,694
Dionex Corp (a)(b)	261,719	18,346
FEI Co (a)(b)	355,125	8,047

		33,087

Internet Application Software (0.53%)
Art Technology Group Inc (a)(b)	2,142,933	8,593

Internet Security (0.16%)
VeriSign Inc (a)(b)	76,000	2,578

Schedule of Investments
West Coast Equity Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Investment Management & Advisory Services (1.94%)
Franklin Resources Inc	302,300	$31,509

Lasers — Systems & Components (0.18%)
Electro Scientific Industries Inc (a)(b)	178,919	2,941

Life & Health Insurance (1.56%)
StanCorp Financial Group Inc	516,500	25,417

Machinery — Material Handling (0.28%)
Cascade Corp	87,900	4,537

Medical — Biomedical/Gene (1.78%)
Affymetrix Inc (a)(b)	9,100	183
Amgen Inc (b)	242,739	11,309
Genentech Inc (b)	182,600	12,817
Martek Biosciences Corp (a)(b)	163,631	4,663

		28,972

Medical — Drugs (3.06%)
Abbott Laboratories	225,150	12,676
Allergan Inc/United States	550,850	37,012

		49,688

Medical — Generic Drugs (0.30%)
Watson Pharmaceuticals Inc (b)	184,500	4,817

Medical — HMO (0.28%)
Health Net Inc (b)	96,860	4,503

Medical — Nursing Homes (0.04%)
Sun Healthcare Group Inc (a)(b)	37,200	641

Medical Instruments (0.32%)
Beckman Coulter Inc	6,000	399
Techne Corp (a)(b)	75,000	4,875

		5,274

Medical Products (2.25%)
Johnson & Johnson	120,300	7,610
Mentor Corp (a)	221,900	7,682
Stryker Corp	40,100	2,686
Varian Medical Systems Inc (b)	342,400	17,801
Zimmer Holdings Inc (b)	9,700	759

		36,538

Metal Processors & Fabrication (0.88%)
Precision Castparts Corp	125,496	14,281

Multimedia (1.13%)
Walt Disney Co/The	611,410	18,300

Networking Products (2.17%)
Cisco Systems Inc (b)	1,305,900	31,995
Polycom Inc (a)(b)	130,700	3,300

		35,295

Non-Hazardous Waste Disposal (0.38%)
Waste Connections Inc (a)(b)	211,750	6,175

Office Supplies & Forms (0.07%)
Avery Dennison Corp (a)	21,000	1,088

Oil — Field Services (0.15%)
Schlumberger Ltd	32,650	2,464

Oil & Gas Drilling (0.76%)
Nabors Industries Ltd (a)(b)	453,900	12,355

Oil Company — Exploration & Production (4.78%)
Apache Corp	162,600	15,519
Berry Petroleum Co	517,300	19,383
Occidental Petroleum Corp	630,900	42,819

		77,721

Oil Company — Integrated (3.50%)
Chevron Corp	513,726	43,410
Exxon Mobil Corp	156,400	13,513

		56,923

Property & Casualty Insurance (0.20%)
Mercury General Corp	69,200	3,328

Publishing — Newspapers (0.03%)
McClatchy Co (a)	40,573	437

Real Estate Management & Services (0.01%)
CB Richard Ellis Group Inc (b)	7,000	136

Regional Banks (4.99%)
Bank of America Corp	122,400	5,428
US Bancorp	576,600	19,576
Wells Fargo & Co	1,651,122	56,155

		81,159

REITS — Apartments (0.46%)
Essex Property Trust Inc	72,700	7,532

REITS — Healthcare (0.83%)
HCP Inc (a)	405,585	12,334
Nationwide Health Properties Inc (a)	37,200	1,174

		13,508

REITS — Warehouse & Industrial (0.65%)
AMB Property Corp	208,815	10,566

Respiratory Products (0.48%)
Resmed Inc (a)(b)	168,200	7,835

Schedule of Investments
West Coast Equity Fund
January 31, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Retail — Apparel & Shoe (1.21%)
Columbia Sportswear Co (a)	93,050	$4,062
Nordstrom Inc (a)	402,600	15,661

		19,723

Retail — Automobile (0.66%)
Copart Inc (b)	262,000	10,711

Retail — Discount (2.34%)
Costco Wholesale Corp (a)	559,840	38,036

Retail — Drug Store (0.38%)
CVS Caremark Corp	157,665	6,160

Retail — Restaurants (1.03%)
Jack in the Box Inc (a)(b)	25,000	731
Jamba Inc (a)(b)	6,000	18
McCormick & Schmick’s Seafood Restaurant (a)(b)	29,200	383
Starbucks Corp (b)	828,000	15,658

		16,790

Savings & Loans — Thrifts (1.50%)
Washington Federal Inc	979,855	23,928
Washington Mutual Inc	24,100	480

		24,408

Semiconductor Component — Integrated Circuits (0.36%)
Cypress Semiconductor Corp (b)	107,600	2,287
Exar Corp (a)(b)	60,700	498
Linear Technology Corp (a)	114,000	3,154

		5,939

Semiconductor Equipment (0.76%)
Applied Materials Inc	249,500	4,471
Kla-Tencor Corp	111,100	4,642
Novellus Systems Inc (a)(b)	133,400	3,169

		12,282

Steel — Producers (1.64%)
Reliance Steel & Aluminum Co	107,900	5,310
Schnitzer Steel Industries Inc (a)	377,033	21,362

		26,672

Steel Pipe & Tube (0.05%)
Northwest Pipe Co (b)	18,441	764

Telecommunication Services (0.01%)
Clearwire Corp (a)(b)	13,000	179

Telephone — Integrated (0.11%)
Sprint Nextel Corp	169,600	1,786

Therapeutics (0.99%)
Amylin Pharmaceuticals Inc (a)(b)	78,100	2,316
CV Therapeutics Inc (a)(b)	268,898	2,253
Dendreon Corp (a)(b)	225,341	1,395
Gilead Sciences Inc (b)	221,800	10,134

		16,098

Toys (0.19%)
Mattel Inc	148,000	3,109

Transactional Software (0.05%)
VeriFone Holdings Inc (a)(b)	44,800	877

Transport — Equipment & Leasing (0.32%)
Greenbrier Cos Inc (a)	270,900	5,266

Transport — Services (1.60%)
Expediters International Washington Inc	549,040	25,964

Travel Services (0.28%)
Ambassadors Group Inc (a)	249,209	4,608

Ultra Sound Imaging Systems (0.95%)
SonoSite Inc (a)(b)	442,423	15,410

Veterinary Diagnostics (0.78%)
VCA Antech Inc (b)	327,100	12,646

Water (0.25%)
California Water Service Group (a)	115,000	4,005

Web Portals (1.69%)
Google Inc (b)	38,575	21,768
Yahoo! Inc (a)(b)	294,000	5,639

		27,407

Wireless Equipment (0.24%)
Qualcomm Inc	91,100	3,864

TOTAL COMMON STOCKS		$1,601,933

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (9.77%)
Money Market Funds (9.77%)
BNY Institutional Cash Reserve Fund (e)	$158,836	$158,836

TOTAL SHORT TERM INVESTMENTS		$158,836

REPURCHASE AGREEMENTS (4.57%)
Finance — Investment Banker & Broker (2.92%)
Merrill Lynch Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $47,770,000; 0.00% - 6.38%; dated 05/16/08 - 01/11/27) (e)	$47,414	$47,410

Schedule of Investments
West Coast Equity Fund
January 31, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (continued)
Money Center Banks (1.65%)
Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/08 maturing 02/01/08 (collateralized by U.S. Government Agency Issues; $4,382,000; 0.00% - 6.63%; dated 03/14/08 - 05/15/30) (e)	$4,348	$4,348
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.80% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $11,545,000; 4.40% - 5.38%; dated 04/29/08 - 04/01/56)	11,210	11,209
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.85% dated 01/31/2008 maturing 02/01/2008 (collateralized by U.S. Government Agency Issues; $11,545,000; 3.75% - 5.40%; dated 08/03/09 - 04/13/26)	11,210	11,209

		26,766

TOTAL REPURCHASE AGREEMENTS		$74,176

Total Investments		$1,834,945
Liabilities in Excess of Other Assets, Net — (12.89)%		(209,447)

TOTAL NET ASSETS — 100.00%		$1,625,498

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security).

(d)	Affiliated Security

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$584,404
Unrealized Depreciation	(58,102)

Net Unrealized Appreciation (Depreciation)	526,302
Cost for federal income tax purposes	1,308,643
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	32.52%
Consumer, Non-cyclical	19.99%
Technology	13.17%
Industrial	13.11%
Consumer, Cyclical	11.86%
Energy	9.20%
Communications	7.08%
Basic Materials	3.92%
Utilities	2.04%
Liabilities in Excess of Other Assets, Net	(12.89%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
West Coast Equity Fund
January 31, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		January 31, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Red Lion Hotels Corp	1,206,085	$9,864	—	$—	800	$8	1,205,285	$9,852

		$9,864		$—		$8		$9,852

	Income Distribution from	Realized Gain/Loss	Realized Gain/Loss from
	Other Investment Companies	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)

Red Lion Hotels Corp	$—	$-4	$—

	$—	$-4	$—

The Fund’s schedules of investments as of January 31, 2008, have not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Investors Fund, Inc.

By	/s/ Ralph C. Eucher

     Ralph C. Eucher, Vice Chairman and CEO

Date	03/26/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Ralph C. Eucher

     Ralph C. Eucher, Vice Chairman and CEO

Date	03/26/2008

By	/s/ Layne A. Rasmussen

     Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date	03/26/2008